UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2016

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
BRL	31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	411
			TOTAL DIVERSIFIED FINANCIALS			411

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	23
			TOTAL FOOD, BEVERAGE & TOBACCO			23

			TOTAL CORPORATE BONDS			434
			(Cost $520)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	305
			TOTAL U.S. TREASURY SECURITIES			305

			TOTAL GOVERNMENT BONDS			305
			(Cost $302)

			TOTAL BONDS			739
			(Cost $822)

SHARES			COMPANY

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.1%
	196,085		Actron Technology Corp			783
	277,700		Aisan Industry Co Ltd			2,183
	732,101		Aisin Seiki Co Ltd			27,556
	67,200	e	Akebono Brake Industry Co Ltd			161
	428,481	*	American Axle & Manufacturing Holdings, Inc			6,594
	456,959		Apollo Tyres Ltd			1,207
	58,706	e	ARB Corp Ltd			675
	62,865	*	Asahi India Glass Ltd			144
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

3,620	e	Autoliv, Inc	$429
12,609		Autoneum Holding AG.	3,241
138,282		Bajaj Holdings and Investment Ltd	5,025
38,049		Balkrishna Industries Ltd	363
356,952		Bayerische Motoren Werke AG.	32,770
14,689		Bayerische Motoren Werke AG. (Preference)	1,173
105,339		Bharat Forge Ltd	1,388
195,679		BorgWarner, Inc	7,514
12,312		Bosch Ltd	3,866
145,778		Brembo S.p.A.	7,537
929,642		Bridgestone Corp	34,697
5,411,900		Brilliance China Automotive Holdings Ltd	5,607
800,700	e	Byd Co Ltd	4,609
584,000		Calsonic Kansei Corp	4,339
45,392		Ceat Ltd	745
539,000	*,e	Chaowei Power Holdings Ltd	336
3,677,200		Cheng Shin Rubber Industry Co Ltd	7,391
1,509,000		China Motor Corp	1,082
1,410,742		Chongqing Changan Automobile Co Ltd	2,638
166,972	e	Cie Automotive S.A.	3,002
176,419		Compagnie Plastic-Omnium S.A.	6,059
185,744		Continental AG.	42,129
247,244	e	Cooper Tire & Rubber Co	9,153
71,679	*	Cooper-Standard Holding, Inc	5,149
30,341		Cub Elecparts, Inc	370
20,201		Dae Won Kang Up Co Ltd	81
27,100		Daido Metal Co Ltd	209
73,767	e	Daihatsu Motor Co Ltd	1,039
71,100		Daikyonishikawa Corp	1,019
1,686,200		Daimler AG. (Registered)	129,049
520,630		Dana Holding Corp	7,336
3,588,656		Delphi Automotive plc	269,221
536,401		Denso Corp	21,531
274,000		Depo Auto Parts Ind Co Ltd	899
17,455		Dong Ah Tire & Rubber Co Ltd	417
10,209,050		Dongfeng Motor Group Co Ltd	12,767
64,974	*,e	Dorman Products, Inc	3,536
232,500		Double Coin Holdings Ltd	300
2,319,000		Drb-Hicom BHD	606
86,704		Drew Industries, Inc	5,589
22,000		Eagle Industry Co Ltd	290
10,103		EGE Endustri VE Ticaret AS.	1,143
31,216		ElringKlinger AG.	852
28,382	e	Exedy Corp	627
303,463		Exide Industries Ltd	639
1,120,365		Faurecia	42,416
34,800		FCC Co Ltd	587
385,108		Federal Corp	178
77,117	*	Federal Mogul Corp (Class A)	762
187,461	*,e	Ferrari NV	7,786
1,825,231	e	Fiat DaimlerChrysler Automobiles NV	14,729
6,041,772		Ford Motor Co	81,564
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

51,140		Ford Otomotiv Sanayi AS	$674
42,218	*	Fox Factory Holding Corp	667
729,225		Fuji Heavy Industries Ltd	25,751
42,597	e	Futaba Industrial Co Ltd	170
6,038,675		Geely Automobile Holdings Ltd	2,995
85,268,000	*,e,m	General Motors Co	0
18,507,434	*,m	General Motors Co	0
2,598,115		General Motors Co	81,659
722,689	*,e,m	General Motors Co	0
7,950,000	*,m	General Motors Co	0
40,684,487	*,m	General Motors Co	0
26,439,191	*,m	General Motors Co	0
4,230,271	*,e,m	General Motors Co	0
6,062,000	*,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
24,057,000	*,m	General Motors Co	0
821,023	e	Gentex Corp	12,882
132,212	*	Gentherm, Inc	5,499
1,764,469		GKN plc	7,306
30,201		Global & Yuasa Battery Co Ltd	1,125
3,783		Goodyear Lastikleri Turk AS.	182
807,297		Goodyear Tire & Rubber Co	26,625
61,137		Grammer AG.	2,436
6,732,932		Great Wall Motor Co Ltd	5,468
113,800		G-Tekt Corp	1,301
6,853,971		Guangzhou Automobile Group Co Ltd	7,129
7,908		Halla Holdings Corp	373
80,629		Hanil E-Hwa Co Ltd	992
64,196		Hanil E-Wha Co Ltd	705
77,359		Hankook Tire Co Ltd	3,680
597,099		Hanon Systems	4,810
126,419	e	Harley-Davidson, Inc	6,489
81,561		Hero Honda Motors Ltd	3,627
1,921,691		Honda Motor Co Ltd	52,541
44,301	*	Horizon Global Corp	557
1,409,597		Hota Industrial Manufacturing Co Ltd	6,125
378,099		Hu Lane Associate, Inc	1,803
243,900	*	Hunan Tyen Machinery Co Ltd	133
15,375		Hwa Shin Co Ltd	88
12,300,000	*,e	Hybrid Kinetic Group Ltd	359
144,047		Hyundai Mobis	31,385
297,621		Hyundai Motor Co	39,719
42,814		Hyundai Motor Co Ltd (2nd Preference)	3,968
23,502		Hyundai Motor Co Ltd (Preference)	2,136
56,385		Hyundai Wia Corp	5,180
34,000		Iron Force Industrial Co Ltd	207
590,295		Isuzu Motors Ltd	6,089
299,226		Johnson Controls, Inc	11,661
141,900		Kasai Kogyo Co Ltd	1,470
276,896		Kayaba Industry Co Ltd	820
119,500		Keihin Corp	1,786
1,249,189		Kenda Rubber Industrial Co Ltd	1,987
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

295,064		Kia Motors Corp	$12,464
43,000		Kinugawa Rubber Industrial Co Ltd	293
67,936		Koito Manufacturing Co Ltd	3,076
353,269	*,e	Kongsberg Automotive ASA	307
87,531	*	Kumho Tire Co, Inc	643
134,000	*	Launch Tech Co Ltd	136
723,567		Lear Corp	80,439
27,970	e	Leoni AG.	963
97,978		Linamar Corp	4,714
36,000		Macauto Industrial Co Ltd	189
203,000		Magna International, Inc (Class A)	8,721
692,337		Magna International, Inc (Class A) (Toronto)	29,762
587,246		Mahindra & Mahindra Ltd	10,731
189,900		Mahle-Metal Leve S.A. Industria e Comercio	1,244
43,480		Mando Corp	5,952
191,996	e	Martinrea International, Inc	1,517
100,822		Maruti Suzuki India Ltd	5,660
1,903,279		Mazda Motor Corp	29,542
341,964		Metair Investments Ltd	459
100,468	e	Metaldyne Performance Group, Inc	1,689
6,967		MGI Coutier	147
476,885		Michelin (C.G.D.E.) (Class B)	48,723
612,000		Minth Group Ltd	1,425
33,600		Mitsuba Corp	518
349,317		Mitsubishi Motors Corp	2,608
113,629	*	Modine Manufacturing Co	1,251
312,409		Motherson Sumi Systems Ltd	1,257
10,426		Motonic Corp	98
43,219	*	Motorcar Parts of America, Inc	1,641
834		MRF Ltd	482
26,400		Musashi Seimitsu Industry Co Ltd	523
432,949	*	Nan Kang Rubber Tire Co Ltd	433
1,407		Nexen Corp	98
129,672		Nexen Tire Corp	1,652
2,497,000	e	Nexteer Automotive Group Ltd	2,570
123,944		NGK Spark Plug Co Ltd	2,373
166,754		NHK Spring Co Ltd	1,595
105,751	e	Nifco, Inc	5,078
51,000		Nippon Seiki Co Ltd	987
6,840,930		Nissan Motor Co Ltd	63,246
64,541	e	Nissan Shatai Co Ltd	649
133,700		Nissin Kogyo Co Ltd	1,802
228,539		NOK Corp	3,899
138,665		Nokian Renkaat Oyj	4,892
420,600	e	Pacific Industrial Co Ltd	4,240
556,313	*	Peugeot S.A.	9,517
142,295	e	Piaggio & C S.p.A.	301
7,300		Piolax Inc	362
399,864		Porsche AG.	20,667
107,400		Press Kogyo Co Ltd	362
22,722,994		PT Astra International Tbk	12,421
44,450		Pyeong Hwa Automotive Co Ltd	519
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

8,492,000		Qingling Motors Co Ltd	$2,671
670,601		Renault S.A.	66,643
86,000		Riken Corp	281
40,715		S&T Daewoo Co Ltd	2,462
17,456		S&T Holdings Co Ltd	378
37,427		SAF-Holland S.A.	461
182,000	e	Sanden Corp	521
449,920	*	Sanyang Industry Co Ltd	300
7,074		Sejong Industrial Co Ltd	61
245,700		Showa Corp	2,143
84,443		SL Corp	1,192
40,142	*	Sogefi S.p.A.	64
866,825		Somboon Advance Technology PCL	354
606,900		Sri Trang Agro-Industry PCL (Foreign)	215
38,128	*	Ssangyong Motor Co	276
89,780		Standard Motor Products, Inc	3,111
192,087		Stanley Electric Co Ltd	4,341
85,371	*	Stoneridge, Inc	1,243
15,251		Strattec Security Corp	875
513,525		Sumitomo Electric Industries Ltd	6,227
509,373		Sumitomo Rubber Industries, Inc	7,870
55,018		Sundram Fasteners Ltd	142
33,112		Sungwoo Hitech Co Ltd	287
56,420		Superior Industries International, Inc	1,246
133,898		Suzuki Motor Corp	3,580
2,143,653		T RAD Co Ltd	3,447
22,200	e	Tachi-S Co Ltd	323
66,200		Taiho Kogyo Co Ltd	683
31,800	*,e	Takata Corp	124
1,224,065		Tata Motors Ltd	7,134
303,167		Tata Motors Ltd (DVR)	1,320
26,800		Teikoku Piston Ring Co Ltd	703
218,344	*	Tenneco, Inc	11,247
573,830	*,e	Tesla Motors, Inc	131,849
150,694		Thor Industries, Inc	9,610
672,000	*	Tianneng Power International Ltd	601
117,866		Tofas Turk Otomobil Fabrik	956
84,963		Tokai Rika Co Ltd	1,597
31,600	e	Tokai Rubber Industries, Inc	275
324,699		Tong Yang Industry Co Ltd	487
65,800	e	Topre Corp	1,225
97,344		Tower International, Inc	2,648
81,900		Toyo Tire & Rubber Co Ltd	1,224
66,677		Toyoda Gosei Co Ltd	1,286
184,500		Toyota Boshoku Corp	3,006
194,740		Toyota Industries Corp	8,746
5,766,000		Toyota Motor Corp	305,802
137,000		TS Tech Co Ltd	3,202
123,939		Tube Investments Of India	724
85,089		Tung Thih Electronic Co Ltd	1,405
45,900		Tupy S.A.	211
232,847		TVS Motor Co Ltd	1,135
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

634,966		UMW Holdings BHD	$1,117
42,700		Unipres Corp	743
239,746		Valeo S.A.	37,280
355,014		Visteon Corp	28,256
130,806	e	Volkswagen AG.	19,003
183,878		Volkswagen AG. (Preference)	23,339
8,332		WABCO India Ltd	786
65,986	e	Winnebago Industries, Inc	1,481
440,000	*,e	Xinchen China Power Holdings Ltd	70
3,248,000		Xingda International Holdings Ltd	692
1,890,785	e	Xinyi Glass Holdings Co Ltd	1,263
120,444		Yamaha Motor Co Ltd	2,002
74,000		Yokohama Rubber Co Ltd	1,216
198,000		Yorozu Corp	4,153
669,646		Yulon Motor Co Ltd	651
80,000		Zhejiang Shibao Co Ltd	84
		TOTAL AUTOMOBILES & COMPONENTS	2,330,533

BANKS - 6.9%
37,789		1st Source Corp	1,203
1,264,030		77 Bank Ltd	4,466
235,936		Aareal Bank AG.	7,628
1,159,374	*,g	ABN AMRO Group NV (ADR)	23,733
3,073,277		Abu Dhabi Commercial Bank PJSC	5,603
18,012	e	Access National Corp	357
58,146,354	e	Agricultural Bank of China	20,919
6,700		Aichi Bank Ltd	280
3,402,904		Akbank TAS	9,693
138,000	e	Akita Bank Ltd	376
1,263,197		Albaraka Turk Katilim Bankasi AS	740
1,699,404	*	Aldermore Group plc	5,115
36,985	*	Alior Bank S.A.	643
383,831		Allahabad Bank	318
3,243	*,e	Allegiance Bancshares, Inc	60
1,123,200		Alliance Financial Group BHD	1,195
1,462,852	*	Alpha Bank AE	3,225
315,270	*,m	Amagerbanken AS	0
27,231		American National Bankshares, Inc	690
85,539		Ameris Bancorp	2,530
32,098	e	Ames National Corp	795
685,557	*	Amlak Finance PJSC	300
3,909,404		AMMB Holdings BHD	4,609
16,058	*	Anchor BanCorp Wisconsin, Inc	724
478,367		Andhra Bank	377
292,000	e	Aomori Bank Ltd	850
8,142,952		Aozora Bank Ltd	28,423
77,728		Apollo Residential Mortgage	1,043
29,295	e	Arrow Financial Corp	778
850,000		Ashikaga Holdings Co Ltd	2,429
159,117		Associated Banc-Corp	2,855
220,983		Astoria Financial Corp	3,500
3,692,830		Australia & New Zealand Banking Group Ltd	66,199
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

165,721	e	Awa Bank Ltd	$802
584,229		Axis Bank Ltd	3,917
189,211		Banc of California, Inc	3,311
477,671	*,e	Banca Carige S.p.A	310
38,159,662		Banca Intesa S.p.A.	105,512
2,855,030		Banca Intesa S.p.A. RSP	7,410
2,295,065	*,e	Banca Monte dei Paschi di Siena S.p.A	1,309
413,025		Banca Popolare dell’Emilia Romagna Scrl	1,963
12,057,893		Banca Popolare di Milano	8,418
1,011,410		Banca Popolare di Sondrio SCARL	3,538
17,266		Bancfirst Corp	985
231,966	e	Banche Popolari Unite Scpa	857
190,779		Banco ABC Brasil S.A.	653
3,472,008		Banco Bilbao Vizcaya Argentaria S.A.	22,927
944,266	*	Banco BPI S.A.	1,346
1,324,357	*	Banco Bradesco S.A.	11,079
4,542,151	*	Banco Bradesco S.A. (Preference)	34,196
34,287,590	e	Banco Comercial Portugues S.A.	1,391
22,200,943		Banco de Chile	2,387
56,496		Banco de Credito e Inversiones	2,284
2,365,214		Banco de Oro Universal Bank	5,253
1,401,715	e	Banco de Sabadell S.A.	2,517
2,063,927		Banco do Brasil S.A.	11,348
779,600		Banco do Estado do Rio Grande do Sul	1,735
16,063,377	*,m	Banco Espirito Santo S.A.	183
58,200	*,m	Banco Industrial e Comercial S.A.	134
6,151,854		Banco Itau Holding Financeira S.A.	53,398
129,482		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,136
217,253	*,e	Banco Popolare SC	1,492
465,513	e	Banco Popular Espanol S.A.	1,208
973,603		Banco Santander Brasil S.A.	4,590
68,431,753		Banco Santander Chile S.A.	3,327
9,567,067		Banco Santander S.A.	42,017
937,800		BanColombia S.A. (Preference)	8,089
367,547		Bancorpsouth, Inc	7,832
118,800		Bangkok Bank PCL (ADR)	607
1,006,700		Bangkok Bank PCL (Foreign)	5,200
56,163		Bank Handlowy w Warszawie S.A.	1,361
1,359,871		Bank Hapoalim Ltd	7,059
2,416,098		Bank Leumi Le-Israel	8,677
451,046	*	Bank Millennium S.A.	705
169,114		Bank Mutual Corp	1,280
44,830,993		Bank of America Corp	606,115
500,000		Bank of Baroda	1,109
139,472,403		Bank of China Ltd	57,904
1,902,500	e	Bank of Chongqing Co Ltd	1,545
24,874,940		Bank of Communications Co Ltd	16,367
1,289,523	e	Bank of East Asia Ltd	4,820
93,750		Bank of Georgia Holdings plc	2,730
54,074	e	Bank of Hawaii Corp	3,692
108,035,772	*	Bank of Ireland	31,248
12,900		Bank of Iwate Ltd	467
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

300,824		Bank of Kaohsiung	$83
471,927		Bank of Kyoto Ltd	3,077
21,554	e	Bank of Marin Bancorp	1,061
993,801	*	Bank of Montreal	60,351
393,000	e	Bank of Nagoya Ltd	1,291
1,597,075		Bank of Nova Scotia	78,049
24,000	e	Bank of Okinawa Ltd	786
399,543		Bank of Queensland Ltd	3,704
95,541	e	Bank of Saga Ltd	180
232,845		Bank of the Ozarks, Inc	9,773
1,029,677		Bank of the Philippine Islands	1,946
299,000	e	Bank of the Ryukyus Ltd	3,355
1,180,512	m	Bank of Yokohama Ltd	5,400
150,799		Bank Pekao S.A.	6,648
14,903,904		Bank Rakyat Indonesia	12,825
37,760		Bank Zachodni WBK S.A.	3,100
61,163		BankFinancial Corp	723
1,659,818		Bankia S.A.	1,563
1,503,456		Bankinter S.A.	10,593
204,838		BankUnited	7,055
53,309		Banner Corp	2,241
7,488		Banque Cantonale Vaudoise	5,218
1,415,300	e	Banregio Grupo Financiero SAB de C.V.	8,252
15,858		Bar Harbor Bankshares	527
356,888	e	Barclays Africa Group Ltd	3,605
34,147,412		Barclays plc	73,301
2,466,724		BB&T Corp	82,068
246,769		BBCN Bancorp, Inc	3,748
30,592	*,e	Bear State Financial, Inc	284
249,947	e	Bendigo Bank Ltd	1,696
349,962	*	Beneficial Bancorp, Inc	4,791
107,171		Berkshire Hills Bancorp, Inc	2,882
69,426	e	Blue Hills Bancorp, Inc	949
68,578	e	BNC Bancorp	1,448
1,344,868		BNP Paribas	67,567
9,634,372		BOC Hong Kong Holdings Ltd	28,780
147,980	*,e	BofI Holding, Inc	3,158
43,490	e	BOK Financial Corp	2,375
243,205		Boston Private Financial Holdings, Inc	2,785
13,367		BRE Bank S.A.	1,215
34,466		Bridge Bancorp, Inc	1,050
296,411		Brookline Bancorp, Inc	3,263
57,830		Bryn Mawr Bank Corp	1,488
289,992		BS Financial Group, Inc	2,459
21,248	*,e	BSB Bancorp, Inc	477
5,986,507		Bumiputra-Commerce Holdings BHD	7,441
22,480	*	C1 Financial, Inc	544
910,603		CaixaBank S.A.	2,684
14,494	*,e,m	CaixaBank S.A. (Interim)	43
17,487		Camden National Corp	734
650,907	e	Canadian Imperial Bank of Commerce/Canada	48,624
68,894	e	Canadian Western Bank	1,281
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

48,051		Capital Bank Financial Corp	$1,482
38,734		Capital City Bank Group, Inc	565
30,385		Capitec Bank Holdings Ltd	1,176
336,363		Capitol Federal Financial	4,460
99,820		Cardinal Financial Corp	2,031
143,595	*	Cascade Bancorp	820
338,895		Cathay General Bancorp	9,601
217,982		Centerstate Banks of Florida, Inc	3,246
133,821		Central Pacific Financial Corp	2,913
13,150		Century Bancorp, Inc	512
5,509,886		Chang Hwa Commercial Bank	2,825
53,510		Charter Financial Corp	722
134,077	e	Chemical Financial Corp	4,785
575,966		Chiba Bank Ltd	2,869
68,100	e	Chiba Kogyo Bank Ltd	308
9,951,010	*	China Citic Bank	6,099
162,082,756		China Construction Bank	103,758
16,050,661		China Development Financial Holding Corp	4,288
12,524,000		China Everbright Bank Co Ltd	6,088
7,497,760		China Merchants Bank Co Ltd	15,779
7,212,694		China Minsheng Banking Corp Ltd	6,738
17,775,808		Chinatrust Financial Holding Co	9,387
170,000		Chong Hing Bank Ltd	346
19,728,014	e	Chongqing Rural Commercial Bank	10,444
49,105	e	Chugoku Bank Ltd	511
844,659		CIT Group, Inc	26,210
8,076,501		Citigroup, Inc	337,194
33,194	e	Citizens & Northern Corp	660
836,634		Citizens Financial Group, Inc	17,527
36,482	e	City Holding Co	1,743
51,836		City Union Bank Ltd	74
69,028	e	Clifton Bancorp, Inc	1,044
47,552		CNB Financial Corp	836
110,646	e	CoBiz, Inc	1,308
20,049	*	Collector AB	359
177,993		Columbia Banking System, Inc	5,326
25,222		Comdirect Bank AG.	283
1,544,127		Comerica, Inc	58,476
140,262		Commerce Bancshares, Inc	6,305
186,561		Commercial Bank of Qatar QSC	2,133
2,443,122		Commercial International Bank	10,559
1,458,243	*	Commerzbank AG.	12,653
1,772,388	e	Commonwealth Bank of Australia	101,609
104,033		Community Bank System, Inc	3,975
40,199		Community Trust Bancorp, Inc	1,420
39,449	*,e	CommunityOne Bancorp	524
124,636		ConnectOne Bancorp, Inc	2,038
139,180,301		CorpBanca S.A.	1,273
163,966		Credicorp Ltd (NY)	21,481
1,161,260		Credit Agricole S.A.	12,558
74,715		Credito Emiliano S.p.A.	510
65,687	*	CU Bancorp	1,391
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

108,731	e	Cullen/Frost Bankers, Inc	$5,992
64,714	*	Customers Bancorp, Inc	1,529
278,367	e	CVB Financial Corp	4,858
1,061,087	*	CYBG plc	3,178
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	64
718,827		Dah Sing Banking Group Ltd	1,264
341,508		Dah Sing Financial Holdings Ltd	2,102
257,000	e	Daishi Bank Ltd	883
824,235		Danske Bank AS	23,260
2,947,065		DBS Group Holdings Ltd	33,573
92,411	*,g	Deutsche Pfandbriefbank AG.	945
1,333,051	*	Development Credit Bank Ltd	1,596
351,005		Dewan Housing Finance Corp Ltd	1,041
183,521		DGB Financial Group Co Ltd	1,429
96,941		Dime Community Bancshares	1,708
632,943	e	DNB NOR Holding ASA	7,474
126,526		Doha Bank QSC	1,290
1,576,825		Dubai Islamic Bank PJSC	2,545
8,161,208		E.Sun Financial Holding Co Ltd	4,564
70,744	*,e	Eagle Bancorp, Inc	3,396
810,994		East West Bancorp, Inc	26,341
113,000		Eighteenth Bank Ltd	251
28,175	e	Enterprise Bancorp, Inc	739
46,928		Enterprise Financial Services Corp	1,269
2,059	*,e	Equity Bancshares, Inc	43
934,796	*	Erste Bank der Oesterreichischen Sparkassen AG.	26,237
254,223	*	Essent Group Ltd	5,288
1,951,281	*	Eurobank Ergasias S.A.	1,705
365,229		EverBank Financial Corp	5,511
2,645,315		Far Eastern International Bank	783
19,023		Farmers Capital Bank Corp	503
67,582	*	FCB Financial Holdings, Inc	2,248
32,148		Federal Agricultural Mortgage Corp (Class C)	1,213
4,824,182		Federal Bank Ltd	3,384
67,101		Fidelity Southern Corp	1,076
1,381,197		Fifth Third Bancorp	23,052
41,802		Financial Institutions, Inc	1,215
179,485		FinecoBank Banca Fineco S.p.A	1,509
64,265	e	First Bancorp (NC)	1,211
280,182	*	First Bancorp (Puerto Rico)	818
33,853		First Bancorp, Inc	660
60,955		First Busey Corp	1,248
26,242	e	First Business Financial Services, Inc	602
18,786		First Citizens Bancshares, Inc (Class A)	4,717
220,656		First Commonwealth Financial Corp	1,955
52,917		First Community Bancshares, Inc	1,050
61,349		First Connecticut Bancorp	979
22,184		First Defiance Financial Corp	852
188,530		First Financial Bancorp	3,427
156,529	e	First Financial Bankshares, Inc	4,630
37,574		First Financial Corp	1,285
10,080,109		First Financial Holding Co Ltd	4,979
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,029,552		First Gulf Bank PJSC	$3,294
174,674		First Horizon National Corp	2,288
105,402		First International Bank Of Israel Ltd	1,306
92,824		First Interstate Bancsystem, Inc	2,611
93,928		First Merchants Corp	2,214
281,009		First Midwest Bancorp, Inc	5,064
38,066	e	First National Financial Corp	758
38,896	*	First NBC Bank Holding Co	801
317,094		First Niagara Financial Group, Inc	3,069
43,366		First of Long Island Corp	1,236
424,825		First Republic Bank	28,310
400,722		FirstMerit Corp	8,435
52,200	*	Flagstar Bancorp, Inc	1,120
69,894		Flushing Financial Corp	1,511
834,522		FNB Corp	10,857
42,894		Fox Chase Bancorp, Inc	829
28,429	*,e	Franklin Financial Network, Inc	768
946,412		Fukuoka Financial Group, Inc	3,083
430,326		Fulton Financial Corp	5,758
150,055	e	Genworth MI Canada, Inc	3,537
1,258,338	e	Genworth Mortgage Insurance Australia Ltd	2,396
30,285	e	German American Bancorp, Inc	975
1,279,817	*	Get Bank S.A.	198
653,827	*	Getin Holding S.A.	224
252,981		Glacier Bancorp, Inc	6,431
24,057		Great Southern Bancorp, Inc	893
238,628		Great Western Bancorp, Inc	6,507
41,207	*	Green Bancorp, Inc	312
129,070		Gruh Finance Ltd	466
2,546,210		Grupo Aval Acciones y Valores	993
4,791,838		Grupo Financiero Banorte S.A. de C.V.	27,022
4,202,207		Grupo Financiero Inbursa S.A.	8,389
2,071,057	e	Grupo Financiero Santander Mexico SAB de C.V.	3,758
62,021		Guaranty Bancorp	959
543,859		Gunma Bank Ltd	2,246
125,116		Hachijuni Bank Ltd	539
106,670	*,e	Hampton Roads Bankshares, Inc	189
333,041		Hana Financial Group, Inc	7,226
190,307		Hancock Holding Co	4,369
986,688	e	Hang Seng Bank Ltd	17,458
169,857		Hanmi Financial Corp	3,740
249,664		HDFC Bank Ltd	4,047
15,713		HDFC Bank Ltd (ADR)	968
60,832		Heartland Financial USA, Inc	1,873
63,612		Heritage Commerce Corp	637
146,410		Heritage Financial Corp	2,572
72,032		Heritage Oaks Bancorp	561
711,684	*	Hilltop Holdings, Inc	13,437
2,900	e	Hingham Institution for Savings	345
981,647		Hiroshima Bank Ltd	3,582
232,000		Hokkoku Bank Ltd	610
643,000	e	Hokuetsu Bank Ltd	1,039
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

344,947	e	Hokuhoku Financial Group, Inc	$453
206,714		Home Bancshares, Inc	8,465
265,069	e	Home Capital Group, Inc	7,156
49,655	*	HomeStreet, Inc	1,033
112,241	*	HomeTrust Bancshares, Inc	2,057
640,184		Hong Leong Bank BHD	2,217
363,794		Hong Leong Credit BHD	1,447
27,662		Horizon Bancorp	684
2,801,725		Housing Development Finance Corp	46,753
19,904,856		HSBC Holdings plc	123,787
7,258,222		Hua Nan Financial Holdings Co Ltd	3,608
685,354		Huntington Bancshares, Inc	6,538
208,692		Hyakugo Bank Ltd	782
195,000	e	Hyakujushi Bank Ltd	547
173,841		IBERIABANK Corp	8,913
2,360,804		ICICI Bank Ltd	8,481
22,814		ICICI Bank Ltd (ADR)	163
188,892	*	IDFC Bank Ltd	137
21,466	*,e	Impac Mortgage Holdings, Inc	298
62,280		Independent Bank Corp (MA)	2,862
68,297		Independent Bank Corp (MI)	994
42,565		Independent Bank Group, Inc	1,166
138,288		Indian Bank	217
226,652		IndusInd Bank Ltd	3,311
148,647,566		Industrial & Commercial Bank of China	83,268
746,774		Industrial Bank of Korea	8,000
131,244		International Bancshares Corp	3,236
3,686,104		Investors Bancorp, Inc	42,906
541,290	*,m	Irish Bank Resolution Corp Ltd	0
1,172,317	*	Israel Discount Bank Ltd	1,986
71,645	e	Iyo Bank Ltd	468
390,926		Jammu & Kashmir Bank Ltd	357
244,300	*	Japan Post Bank Co Ltd	3,009
96,012		JB Financial Group Co Ltd	487
344,600		Jimoto Holdings Inc	453
604,225		Joyo Bank Ltd	2,071
11,999,071		JPMorgan Chase & Co	710,585
281,555		Juroku Bank Ltd	840
69,577		Jyske Bank	3,136
75,300	e	Kansai Urban Banking Corp	741
65,600	e	Kanto Tsukuba Bank Ltd	176
817,852		Karnataka Bank Ltd	1,268
81,430	*	Karur Vysya Bank Ltd	537
135,500		Kasikornbank PCL - NVDR	665
1,956,706		Kasikornbank PCL (Foreign)	9,731
692,130		KB Financial Group, Inc	19,219
418,076		KBC Groep NV	21,530
418,415		Kearny Financial Corp	5,167
656,000		Keiyo Bank Ltd	2,369
2,158,071		Keycorp	23,825
1,503,632		Kiatnakin Bank PCL (Foreign)	1,794
2,553,000		King’s Town Bank	1,756
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

61,300	e	Kiyo Bank Ltd	$695
23,333		KJB Financial Group Co Ltd	171
27,993		Komercni Banka AS	6,178
3,584,870		Krung Thai Bank PCL (Foreign)	1,903
346,000	*	Kyushu Financial Group, Inc	1,987
138,255		Lakeland Bancorp, Inc	1,403
39,402		Lakeland Financial Corp	1,804
77,674	e	Laurentian Bank of Canada	2,847
187,906		LegacyTexas Financial Group, Inc	3,692
37,715	*,e	LendingTree, Inc	3,688
10,279,028		LH Financial Group PCL	549
352,476	*,e	Liberbank S.A.	436
343,268	*	LIC Housing Finance Ltd	2,556
11,306	e	Live Oak Bancshares, Inc	170
51,271,764		Lloyds TSB Group plc	49,939
88,866	e	M&T Bank Corp	9,864
68,212		MainSource Financial Group, Inc	1,439
8,200,897		Malayan Banking BHD	18,954
666,602		Malaysia Building Society	234
431,268		Masraf Al Rayan	4,227
200,022		MB Financial, Inc	6,491
14,089,299		Mega Financial Holding Co Ltd	10,021
59,035		Mercantile Bank Corp	1,324
16,320		Merchants Bancshares, Inc	485
136,497		Meridian Bancorp, Inc	1,900
39,166		Meta Financial Group, Inc	1,786
1,027,724	*	Metropolitan Bank & Trust	1,840
878,621	*	MGIC Investment Corp	6,739
16,100	e	Midsouth Bancorp, Inc	123
22,123		MidWestOne Financial Group, Inc	607
68,000		Mie Bank Ltd	121
469,000	e	Minato Bank Ltd	629
20,154,179		Mitsubishi UFJ Financial Group, Inc	93,387
4,798,861		Mitsui Trust Holdings, Inc	14,049
366,000		Miyazaki Bank Ltd	890
99,267		Mizrahi Tefahot Bank Ltd	1,165
29,330,463		Mizuho Financial Group, Inc	43,711
28,868		Musashino Bank Ltd	726
193,928	e	Nanto Bank Ltd	527
2,550,910		National Australia Bank Ltd	51,220
72,669		National Bank Holdings Corp	1,482
715,162		National Bank of Abu Dhabi PJSC	1,702
684,087	e	National Bank of Canada	22,381
5,597,968	*	National Bank of Greece S.A.	1,567
22,749	e	National Bankshares, Inc	781
15,829	*,e	National Commerce Corp	374
369,848	e	National Penn Bancshares, Inc	3,935
89,444	*,e	Nationstar Mortgage Holdings, Inc	886
2,140,881		Natixis	10,525
106,602		NBT Bancorp, Inc	2,873
382,951	e	Nedbank Group Ltd	5,025
1,549,103		New York Community Bancorp, Inc	24,631
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,527,300		Nishi-Nippon City Bank Ltd	$2,697
277,809	*	NMI Holdings, Inc	1,403
52,996	*,g	Nordax Group AB	270
2,059,792		Nordea Bank AB	19,757
332,700		North Pacific Bank Ltd	841
147,627	e	Northfield Bancorp, Inc	2,427
2,955		Northrim BanCorp, Inc	71
243,451		Northwest Bancshares, Inc	3,289
43,952	e	OceanFirst Financial Corp	777
109,735	*,e	Ocwen Financial Corp	271
109,902	e	OFG Bancorp	768
236,000		Ogaki Kyoritsu Bank Ltd	712
413,000		Oita Bank Ltd	1,286
289,053		Old National Bancorp	3,524
77,122	*	Old Second Bancorp, Inc	553
350,286		OneSavings Bank plc	1,674
172,807		Opus Bank	5,875
62,360		Oriental Bank of Commerce	86
135,754		Oritani Financial Corp	2,304
689,735		OTP Bank	17,304
4,292,038	e	Oversea-Chinese Banking Corp	28,129
75,192		Pacific Continental Corp	1,213
98,907	*	Pacific Premier Bancorp, Inc	2,114
352,674		PacWest Bancorp	13,102
251,194		Paragon Group of Cos plc	1,163
30,496	e	Park National Corp	2,745
173,819		Park Sterling Bank	1,159
53,154	e	Peapack Gladstone Financial Corp	898
15,540	e	Penns Woods Bancorp, Inc	599
32,975	*	PennyMac Financial Services, Inc	388
76,370	e	Peoples Bancorp, Inc	1,492
25,923	e	Peoples Financial Services Corp	964
306,470	e	People’s United Financial, Inc	4,882
116,166	*,e	Permanent TSB Group Holdings plc	358
164,514	*	PHH Corp	2,063
3,067,276	*	Philippine National Bank	3,498
4,465,607	*	Piccolo Credito Valtellinese Scarl	2,920
153,550		Pinnacle Financial Partners, Inc	7,533
6,801,858	*	Piraeus Bank S.A.	1,732
613,035		PNC Financial Services Group, Inc	51,844
316,753		Popular, Inc	9,062
999,056	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	7,431
68,900		Preferred Bank	2,084
258,349		PrivateBancorp, Inc	9,972
189,978	e	Prosperity Bancshares, Inc	8,813
178,712		Provident Financial Services, Inc	3,608
66,937,300		PT Bank Bukopin Tbk	3,003
13,098,287		PT Bank Central Asia Tbk	13,132
3,173,502		PT Bank Danamon Indonesia Tbk	909
18,264,800		PT Bank Jabar Banten Tbk	1,331
14,144,068		PT Bank Mandiri Persero Tbk	10,982
11,553,413		PT Bank Negara Indonesia	4,529
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

44,500,000	*	PT Bank Pan Indonesia Tbk	$2,349
32,046,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,148
13,175,794		PT Bank Tabungan Negara Tbk	1,733
3,068,409		Public Bank BHD	14,764
87,962		Qatar Islamic Bank SAQ	2,503
251,396		Qatar National Bank	9,718
28,137	e	QCR Holdings, Inc	671
613,140		Radian Group, Inc	7,603
23,624	*,e	Raiffeisen International Bank Holding AG.	357
2,697,621		Regions Financial Corp	21,176
94,572	e	Renasant Corp	3,112
31,520		Republic Bancorp, Inc (Class A)	814
2,704,994		Resona Holdings, Inc	9,645
439,564		RHB Capital BHD	665
368,120		Rizal Commercial Banking Corp	240
5,200	*,m	Roskilde Bank	0
76,701		Royal Bank of Canada	4,415
2,503,372	*	Royal Bank of Canada	144,237
2,488,894	*	Royal Bank of Scotland Group plc	7,936
88,146		S&T Bancorp, Inc	2,271
58,021		Sandy Spring Bancorp, Inc	1,615
122,200		San-In Godo Bank Ltd	755
5,911,012		Sberbank of Russian Federation (ADR)	41,034
77,389	*	Seacoast Banking Corp of Florida	1,222
573,270		Security Bank Corp	2,178
424,754	*	Sekerbank TAS	241
211,980	e	Senshu Ikeda Holdings, Inc	762
64,032	e	ServisFirst Bancshares, Inc	2,843
588,193	e	Seven Bank Ltd	2,510
1,077,170	*,g	Shawbrook Group plc	4,647
650,000	e	Shiga Bank Ltd	2,735
162,000		Shikoku Bank Ltd	312
814,261		Shinhan Financial Group Co Ltd	28,662
2,335,179	e	Shinsei Bank Ltd	3,048
358,400		Shizuoka Bank Ltd	2,584
1,869,400		Siam Commercial Bank PCL (Foreign)	7,481
43,381		Sierra Bancorp	787
426,850	*	Signature Bank	58,103
104,688		Simmons First National Corp (Class A)	4,718
10,742,570		SinoPac Financial Holdings Co Ltd	3,321
1,308,059	e	Skandinaviska Enskilda Banken AB (Class A)	12,474
363,606		Societe Generale	13,436
2,578,170		South Indian Bank Ltd	687
137,865		South State Corp	8,855
61,853	e	Southside Bancshares, Inc	1,613
111,557		Southwest Bancorp, Inc	1,679
207,000		Spar Nord Bank A/s	1,974
222,572	e	Sparebanken Midt-Norge	1,418
200,142		Sparebanken Nord-Norge	907
4,044		St Galler Kantonalbank	1,715
2,801,431	e	Standard Bank Group Ltd	25,067
1,550,711	*	Standard Chartered plc	10,487
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

84,078		State Bank & Trust Co	$1,661
30,377		State Bank of Bikaner & Jaip	229
2,987,969		State Bank of India	8,761
527,836		Sterling Bancorp/DE	8,408
34,736		Stock Yards Bancorp, Inc	1,338
39,327		Stonegate Bank	1,178
39,496	*,e	Stonegate Mortgage Corp	227
46,166		Suffolk Bancorp	1,165
3,961,711		Sumitomo Mitsui Financial Group, Inc	120,268
27,048	*,e	Sun Bancorp, Inc	560
789,193		SunTrust Banks, Inc	28,474
393,390		Suruga Bank Ltd	6,903
218,869	*	SVB Financial Group	22,336
472,175	e	Svenska Handelsbanken AB	5,990
1,800,805		Swedbank AB (A Shares)	38,675
203,284		Sydbank AS	5,821
401,619		Syndicate Bank	410
288,719		Synovus Financial Corp	8,347
2,510,311		Taichung Commercial Bank	736
8,733,685		Taishin Financial Holdings Co Ltd	3,078
1,441,886	*	Taiwan Business Bank	382
8,023,151		Taiwan Cooperative Financial Holding	3,591
141,870		Talmer Bancorp Inc	2,566
1,587,075		TCF Financial Corp	19,458
656,872		TCS Group Holding plc (ADR)	2,281
20,591		Territorial Bancorp, Inc	537
135,943	*	Texas Capital Bancshares, Inc	5,218
215,752		TFS Financial Corp	3,748
2,728,800		Thanachart Capital PCL	2,927
83,404	*	The Bancorp, Inc	477
1,175,480		Tisco Bank PCL	1,519
61,598,300		TMB Bank PCL (Foreign)	4,409
202,000		Tochigi Bank Ltd	766
175,000	e	Toho Bank Ltd	561
61,993		Tokyo TY Financial Group, Inc	1,440
139,400		Tomony Holdings, Inc	412
36,250	e	Tompkins Trustco, Inc	2,320
3,709,165		Toronto-Dominion Bank	160,105
515,000	e	Towa Bank Ltd	398
105,558	e	TowneBank	2,026
95,631		Trico Bancshares	2,421
84,893	*,e	Tristate Capital Holdings, Inc	1,070
66,880	*	Triumph Bancorp, Inc	1,059
583,256		Trustco Bank Corp NY	3,535
163,556		Trustmark Corp	3,767
4,230,235		Turkiye Garanti Bankasi AS	12,376
711,023		Turkiye Halk Bankasi AS	2,644
1,679,410		Turkiye Is Bankasi (Series C)	2,780
664,647		Turkiye Sinai Kalkinma Bankasi AS	389
842,379		Turkiye Vakiflar Bankasi Tao	1,409
94,937		UMB Financial Corp	4,902
760,717		Umpqua Holdings Corp	12,065
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

6,789,244		UniCredit S.p.A	$24,475
571,833		Union Bank of India	1,129
1,566,039		Union Bank Of Taiwan	445
140,373		Union Bankshares Corp	3,457
168,043	e	United Bankshares, Inc	6,167
236,492		United Community Banks, Inc	4,368
126,213		United Community Financial Corp	741
319,295		United Financial Bancorp, Inc (New)	4,020
2,067,145	e	United Overseas Bank Ltd	28,915
53,767	e	Univest Corp of Pennsylvania	1,049
5,901,040		US Bancorp	239,523
36,446		Valiant Holding	3,883
566,309	e	Valley National Bancorp	5,403
462,817		Vijaya Bank	219
2,551,129		Virgin Money Holdings UK plc	13,513
4,093,219		VTB Bank OJSC (GDR)	9,060
64,319	*	Walker & Dunlop, Inc	1,561
92,849	*,e	Walter Investment Management Corp	709
225,566		Washington Federal, Inc	5,109
46,045		Washington Trust Bancorp, Inc	1,718
62,656		Waterstone Financial, Inc	857
281,692		Webster Financial Corp	10,113
21,136,026		Wells Fargo & Co	1,022,138
90,877		WesBanco, Inc	2,700
50,350	e	West Bancorporation, Inc	918
61,668	e	Westamerica Bancorporation	3,004
414,520	*	Western Alliance Bancorp	13,837
5,279,720	e	Westpac Banking Corp	122,633
309,212		Wilshire Bancorp, Inc	3,185
192,972		Wintrust Financial Corp	8,556
1,107,154		Woori Bank	9,156
71,253		WSFS Financial Corp	2,317
172,955		Yadkin Financial Corp	4,094
119,000	e	Yamagata Bank Ltd	451
219,492	e	Yamaguchi Financial Group, Inc	1,993
358,000	e	Yamanashi Chuo Bank Ltd	1,313
1,919,597		Yapi ve Kredi Bankasi	2,830
1,349,522		Yes Bank Ltd	17,631
2,034,641		Zions Bancorporation	49,259
		TOTAL BANKS	7,692,068

CAPITAL GOODS - 7.7%
3,032,693		3M Co	505,338
143,313		A.O. Smith Corp	10,936
97,162		Aalberts Industries NV	3,365
99,183		Aaon, Inc	2,777
164,805		AAR Corp	3,835
739,029		ABB Ltd	14,397
110,791	e	Abengoa S.A.	88
225,821	e	Abengoa S.A. (B Shares)	67
3,361,502		Aboitiz Equity Ventures, Inc	4,746
372,000		AcBel Polytech, Inc	308
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

198,631	*,e	Accuride Corp	$308
207,321		ACS Actividades Construccion y Servicios S.A.	6,166
147,185	e	Actuant Corp (Class A)	3,637
181,827		Acuity Brands, Inc	39,664
666,059		Adani Enterprises Ltd	742
72,295		Aditya Birla Nuvo Ltd	897
480,900		Advan Co Ltd	4,343
81,162	e	Advanced Drainage Systems, Inc	1,729
458,646	*	Aecom Technology Corp	14,122
128,560		Aecon Group, Inc	1,597
158,366	*	Aegion Corp	3,340
833,245	*	AerCap Holdings NV	32,297
153,168	*	Aerojet Rocketdyne Holdings, Inc	2,509
10,938	*	AeroSpace Technology of Korea, Inc	171
47,024	*	Aerovironment, Inc	1,332
30,921	*	AFG Arbonia-Forster Hldg	365
12,672	e	AG Growth International Inc	339
440,925	e	AGCO Corp	21,914
50,098		AIA Engineering Ltd	711
42,299		Aica Kogyo Co Ltd	887
24,100		Aichi Corp	168
177,400		Aida Engineering Ltd	1,541
313,858	e	Air Lease Corp	10,081
153,998	e	Aircastle Ltd	3,425
647,740		Airtac International Group	3,827
23,164		Alamo Group, Inc	1,290
67,663		Alarko Holding AS	85
141,933		Albany International Corp (Class A)	5,335
321,880		Alfa Laval AB	5,257
6,202,029		Alfa S.A. de C.V. (Class A)	12,453
24,562	*,e,g	Alimak Group AB	251
382,461		Allegion plc	24,367
2,468,464		Alliance Global Group, Inc	885
52,991		Allied Motion Technologies, Inc	954
1,188,212		Allison Transmission Holdings, Inc	32,058
31,744		Alstom Projects India Ltd	291
54,473	*,e	Alstom RGPT	1,390
97,738		Alstom T&D India Ltd	647
63,828		Altra Holdings, Inc	1,773
253,336		Amada Co Ltd	2,468
58,988		Amara Raja Batteries Ltd	782
70,368	*,e	Ameresco, Inc	336
22,095	e	American Railcar Industries, Inc	900
18,665	e	American Science & Engineering, Inc	517
115,441	*,e	American Woodmark Corp	8,611
466,470		Ametek, Inc	23,314
31,684	e	Andritz AG.	1,736
132,245		Apogee Enterprises, Inc	5,804
155,996		Applied Industrial Technologies, Inc	6,770
2,747,359	*	Arabtec Holding Co	1,224
66,489		Arcadis NV	1,238
70,561	*,e	Arcam AB	1,523
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

79,324		Argan, Inc	$2,789
28,398	*	Armstrong World Industries, Inc	1,374
45,100		Asahi Diamond Industrial Co Ltd	404
638,911		Asahi Glass Co Ltd	3,496
287,906		Aselsan Elektronik Sanayi Ve Ticaret AS	1,871
943,794		Ashok Leyland Ltd	1,547
3,260,167		Ashtead Group plc	40,370
1,146,193		Assa Abloy AB	22,566
433,066	e	Astaldi S.p.A.	2,002
45,413		Astec Industries, Inc	2,119
28,802		Astral Polytechnik Ltd	179
79,865	*,e	Astronics Corp	3,047
1,098	*,e	Astronics Corp (Class B)	42
788,016		Asunaro Aoki Construction Co Ltd	5,092
167,287		Atlas Copco AB (A Shares)	4,198
188,383		Atlas Copco AB (B Shares)	4,433
68,563	*	ATS Automation Tooling Systems, Inc	559
2,103,585		Austal Ltd	2,528
3,220,000	*,e	AVIC International Holding HK Ltd	270
2,730,843		AviChina Industry & Technology Co	2,053
63,220		AZZ, Inc	3,578
53,691		B&B Tools AB	989
126,521	*	Babcock & Wilcox Enterprises, Inc	2,708
31,652	e	Badger Daylighting Ltd	536
10,817,112		BAE Systems plc	78,903
591,225	*	Balfour Beatty plc	2,163
158,000	e	Bando Chemical Industries Ltd	714
458,000		Baoye Group Co Ltd	295
236,272		Barloworld Ltd	1,204
258,049		Barnes Group, Inc	9,039
23,533		Bauer AG.	390
11,648	e	BayWa AG.	393
186,211		BE Aerospace, Inc	8,588
56	*	Beacon Power Corp	0	^
138,304	*	Beacon Roofing Supply, Inc	5,672
581,441		Beijing Enterprises Holdings Ltd	3,184
1,223,000	g	Beijing Urban Construction Design & Development Group Co Ltd	667
7,513		BEML Ltd	118
6,949,500		Berjaya Corp BHD	721
1,237,000		BES Engineering Corp	244
94,641		Bharat Electronics Ltd	1,749
673,710		Bharat Heavy Electricals	1,158
348,191		Bidvest Group Ltd	8,787
99,755		Biesse S.p.A.	1,620
160,787		Bird Construction Income Fund	1,372
157,885		Bizlink Holdings Inc	837
2,482,100		BJC Heavy Industries PCL-F	511
214,462	*,e	Blount International, Inc	2,140
6,033	*,e	Blue Bird Corp	65
21,573		Blue Star Ltd	127
88,649	*	BMC Stock Holdings, Inc	1,473
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

23,383		Bobst Group AG.	$1,407
162,585		Bodycote plc	1,406
1,699,601		Boeing Co	215,747
745,000	e	Boer Power Holdings Ltd	588
434,000	e	Bolina Holding Co Ltd	103
1,551,525	*	Bombardier, Inc	1,577
91,518		Boskalis Westminster	3,587
4,668	e	Bossard Holding AG.	492
261,624		Bouygues S.A.	10,635
102,306	e	Brammer plc	256
68,642		Brenntag AG.	3,911
126,893		Briggs & Stratton Corp	3,035
5,633	e	Bucher Industries AG.	1,368
19,695		Budimex S.A.	1,024
120,543	*,e	Builders FirstSource, Inc	1,359
43,900	e	Bunka Shutter Co Ltd	361
294,944		Bunzl plc	8,555
37,147		Burckhardt Compression Holding AG.	12,729
4,444		Burkhalter Holding AG.	591
778,143		BWX Technologies, Inc	26,114
25,888		Byucksan Corp	200
434,348		CAE, Inc	5,023
624,838	e	Caesarstone Sdot-Yam Ltd	21,463
423,500		Cahya Mata Sarawak BHD	515
17,505	*	CAI International, Inc	169
11,076		Carbone Lorraine	149
95,634	e	Cardno Ltd	82
30,317		Cargotec Corp (B Shares)	978
1,198,770	e	Carillion plc	5,061
120,308		Carlisle Cos, Inc	11,971
1,084,612		Caterpillar, Inc	83,016
611,600		CB Industrial Product Holding BHD	356
1,135,327		Central Glass Co Ltd	6,160
26,326		CENTROTEC Sustainable AG.	419
2,803		Cera Sanitaryware Ltd	77
1,260,000	*	CGN Mining Co Ltd	83
415,525		CH Karnchang PCL	301
692,300		Changchai Co Ltd	453
74,606	*	Chart Industries, Inc	1,620
145,330		Cheil Industries, Inc	18,144
240,364		Chemring Group plc	457
550,300	*,m	Chengde Nanjiang Co Ltd	205
186,722		Chicago Bridge & Iron Co NV	6,832
393,283		Chicony Power Technology Co Ltd	466
195,000	e	China Aircraft Leasing Group Holdings Ltd	192
12,200,000	*	China Automation Group Ltd	1,568
1,470,000	*	China Chengtong Development Group Ltd	133
6,921,476		China Communications Construction Co Ltd	8,286
1,561,500		China Conch Venture Holdings Ltd	3,081
3,070,000	*,e	China Dynamics Holdings Ltd	115
31,000		China Ecotek Corp	56
1,656,000		China Energine International Holdings Ltd	131
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

320,150		China Fangda Group Co Ltd	$271
922,000	*	China High Speed Transmission Equipment Group Co Ltd	768
930,800	*,e	China Huarong Energy Co Ltd	106
630,005		China International Marine Containers Group Co Ltd	989
1,019,000	e	China Lesso Group Holdings Ltd	548
7,540,000	*,e	China Ocean Shipbuilding Industry Group Ltd	191
8,904,363	e	China Railway Construction Corp	10,602
4,446,697		China Railway Group Ltd	3,378
2,261,400	e	China Singyes Solar Technologies Holdings Ltd	955
2,070,656		China State Construction International Holdings Ltd	3,088
26,865,000	*	China Strategic Holdings Ltd	885
11,903		China Yuchai International Ltd	117
555,000		Chip Eng Seng Corp Ltd	293
132,000	e	Chiyoda Corp	968
32,500		Chiyoda Integre Co Ltd	722
17,562,000		Chongqing Machinery & Electric Co Ltd	2,045
25,400		Chudenko Corp	507
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	340
280,932	e	CIMIC Group Ltd	7,474
566,990	*	CIR-Compagnie Industriali Riunite S.p.A.	670
43,573	e	CIRCOR International, Inc	2,021
4,474,084		Citic Pacific Ltd	6,807
2,695,000	*,e	Citic Resources Holdings Ltd	215
14,784		CJ Corp	2,528
3,473,316	e	CK Hutchison Holdings Ltd	45,125
56,900		CKD Corp	469
121,123		Clarcor, Inc	7,000
299,714		CNH Industrial NV	2,035
195,266		Coastal Contracts BHD	82
407,790		Cobham plc	1,270
453,448	*	Cofide S.p.A.	222
205,402	*	Colfax Corp	5,872
79,801		Columbus McKinnon Corp	1,258
330,879		Comfort Systems USA, Inc	10,512
73,688	*	Commercial Vehicle Group, Inc	195
3,069,688		Compagnie de Saint-Gobain	134,834
19,535		Compagnie d’Entreprises CFE	1,849
86,400	e	COMSYS Holdings Corp	1,333
49,967		Concentric AB	566
837,300		Concepcion Industrial Corp	782
18,320,000	e	Concord New Energy Group Ltd	991
73,386	*	Consolidated Infrastructure Group Ltd	143
1,527		Construcciones y Auxiliar de Ferrocarriles S.A.	487
205,480	*	Continental Building Products Inc	3,814
1,087,450	*	Continental Engineering Corp	389
1,967		Conzzeta AG.	1,311
960,600	e	Cosco Corp Singapore Ltd	256
14,185	e	Cosel Co Ltd	136
169,452		Costain Group plc	863
32,579		Cramo Oyj (Series B)	670
114,001		Crane Co	6,140
778,048		Crompton Greaves Ltd	574
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

4,624,301	e	CRRC Corp Ltd	$4,658
6,011		CS Wind Corp	107
901,590		CSBC Corp Taiwan	450
1,759,000		CTCI Corp	2,310
54,696		Cubic Corp	2,186
541,138		Cummins, Inc	59,493
172,779		Curtiss-Wright Corp	13,074
33,641		Daelim Industrial Co	2,675
6,593		Daetwyler Holding AG.	982
121,847	*	Daewoo Engineering & Construction Co Ltd	669
52,809		Daewoo International Corp	998
75,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	333
72,100		Daifuku Co Ltd	1,214
88,641	e	Daihen Corp	403
36,000		Daiichi Jitsugyo Co Ltd	158
247,575		Daikin Industries Ltd	18,490
23,600		Daiwa Industries Ltd	198
92,000		Dalian Refrigeration Co Ltd	108
1,292,353		Danaher Corp	122,593
12,102		Danieli & Co S.p.A.	254
57,010		Danieli & Co S.p.A. (RSP)	892
9,071		Dawonsys Co Ltd	213
110,677		DCC plc	9,761
180,022	e	Deere & Co	13,860
10,900		Denyo Co Ltd	112
103,231		Deutz AG.	487
29,022	e	Dialight plc	238
4,478,156		Dialog Group BHD	1,836
341,343	*	DigitalGlobe, Inc	5,905
202,761		Diploma plc	2,155
74,482	*	DIRTT Environmental Solutions	310
8,220,460		DMCI Holdings, Inc	2,393
38,852		DMG Mori AG.	1,806
1,034,376	*	Dogan Sirketler Grubu Holdings	198
80,519	e	Donaldson Co, Inc	2,569
141,607		Dong Yang Gang Chul Co Ltd	925
191,169		Dongkuk Structures & Construction Co Ltd	917
5,990		Doosan Corp	463
21,971	*	Doosan Engine Co Ltd	66
394,609		Doosan Heavy Industries and Construction Co Ltd	7,461
231,813	*	Doosan Infracore Co Ltd	1,322
87,982		Douglas Dynamics, Inc	2,016
837,880		Dover Corp	53,901
33,427	*	Ducommun, Inc	510
93,264		Duerr AG.	7,315
65,598	e	Duro Felguera S.A.	114
68,556	*	DXP Enterprises, Inc	1,204
117,724	*,e	Dycom Industries, Inc	7,613
5,017,800		Dynasty Ceramic PCL	630
1,044		e Tec E&C Ltd	97
386,127		Eaton Corp	24,156
1,420,828		Ebara Corp	5,928
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

24,706		Eicher Motors Ltd	$7,154
151,680		Eiffage S.A.	11,639
61,404		Elbit Systems Ltd	5,773
1,770		Electra Israel Ltd	242
474,400	*,g	Elementia SAB de C.V.	572
36,444	*,e,g	Eltel AB	392
162,768		EMCOR Group, Inc	7,911
375,358		Emerson Electric Co	20,412
1,011,584		Empresa Brasileira de Aeronautica S.A.	6,710
516,300	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	123
56,357		Encore Wire Corp	2,194
4,062,000	*,e	Enerchina Holdings Ltd	194
177,914		EnerSys	9,913
43,131	*	Engility Holdings, Inc	809
178,369		Engineers India Ltd	458
432,324		Enka Insaat ve Sanayi AS	749
75,746	*,e	Enphase Energy, Inc	176
93,233		EnPro Industries, Inc	5,378
464,000	e	Enric Energy Equipment Holdings Ltd	247
30,000	e	EPCO Co Ltd	320
68,507		ESCO Technologies, Inc	2,670
48,926		Escorts Ltd	103
71,807	*	Esterline Technologies Corp	4,601
707,954		European Aeronautic Defence and Space Co	46,907
3,504,000		EVA Precision Industrial Holdings Ltd	520
73,338		Exco Technologies Ltd	847
20,039	*,e	FACC AG.	116
9,639		Faiveley S.A.	1,013
154,041		Fanuc Ltd	23,856
672,000		Far East Global Group Ltd	90
6,766,143		Far Eastern Textile Co Ltd	5,526
1,014,472	e	Fastenal Co	49,709
11,215,000	*,e	FDG Electric Vehicles Ltd	623
257,715		Federal Signal Corp	3,417
1,362		Feintool International Holding AG.	126
171,374		Fenner plc	334
496,389		Ferrovial S.A.	10,653
448,541	*,e	Fincantieri S.p.A	176
188,060	*	Finmeccanica S.p.A.	2,381
181,760		Finning International, Inc	2,669
139,765		Finolex Cables Ltd	593
420,000	e	First Tractor Co	233
107,333		Flowserve Corp	4,767
41,622	e	FLSmidth & Co AS	1,743
361,444		Fluor Corp	19,410
211,391	*,e	Fomento de Construcciones y Contratas S.A.	1,825
2,571		Force Motors Ltd	111
552,064		Fortune Brands Home & Security, Inc	30,938
297,330		Foshan Electrical and Lighting Co Ltd	233
2,518,285	e	Fosun International	3,588
115,883		Franklin Electric Co, Inc	3,728
114,910		Freightcar America, Inc	1,790
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

369,800	e	Fudo Tetra Corp	$413
61,926	*,e	FuelCell Energy, Inc	419
1,227,438		Fuji Electric Holdings Co Ltd	4,244
154,592	e	Fuji Machine Manufacturing Co Ltd	1,576
887,978		Fujikura Ltd	4,174
156,300		Fujitec Co Ltd	1,592
146,000		Fukuda Corp	1,462
11,900	e	Fukushima Industries Corp	276
346,000		Furukawa Co Ltd	510
883,000		Furukawa Electric Co Ltd	1,907
107,919		Futaba Corp/Chiba	1,526
260,834		Galliford Try plc	5,367
541,807		Gamesa Corp Tecnologica S.A.	10,662
2,047,251		Gamuda BHD	2,582
157,264	e	GATX Corp	7,470
15,297		Gayatri Projects Ltd	121
43,379		GEA Group AG.	2,117
8,542	e	Geberit AG.	3,192
27,500		Gecoss Corp	251
168,276	*,e	Generac Holdings, Inc	6,267
170,475		General Cable Corp	2,081
663,024		General Dynamics Corp	87,101
26,437,655		General Electric Co	840,453
4,934		Georg Fischer AG.	3,984
3,523		Gesco AG.	297
115,759	*	Gibraltar Industries, Inc	3,311
10,700	e	Giken Seisakusho Co, Inc	194
264,893		Global Brass & Copper Holdings, Inc	6,609
50,156		Glory Ltd	1,704
1,280,791		GMR Infrastructure Ltd	224
56,545		Gorman-Rupp Co	1,466
72,121		Graco, Inc	6,055
1,923,635		Grafton Group plc	19,926
25,866	e	Graham Corp	515
94,129		Granite Construction, Inc	4,499
152,985	*	Great Lakes Dredge & Dock Corp	682
956,000	*,e	Greater China Financial Holdings Ltd	49
68,627		Greaves Cotton Ltd	128
64,598	e	Greenbrier Cos, Inc	1,785
81,449		Griffon Corp	1,258
548,161	e	Grupo Carso S.A. de C.V. (Series A1)	2,556
175,700	*,e	Grupo Rotoplas SAB de C.V.	340
62,413	*	GS Engineering & Construction Corp	1,492
315,000		GS Yuasa Corp	1,346
532,100		Gunkul Engineering PCL	400
1,198,000	*,e	Guodian Technology & Environment Group Corp Ltd	79
193,050		GWA International Ltd	334
75,259		H&E Equipment Services, Inc	1,319
869,360	e	Haitian International Holdings Ltd	1,494
36,481	e	Haldex AB	321
25,244	*	Halim Co Ltd	99
229,796		Hangzhou Steam Turbine Co	279
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

57,848	*	Hanjin Heavy Industries & Construction Co Ltd	$184
2,630,395		Hanwa Co Ltd	11,099
45,246		Hanwha Corp	1,405
502,200		HAP Seng Consolidated BHD	969
2,082,000	e	Harbin Power Equipment	840
23,100	e	Harmonic Drive Systems, Inc	591
355,590		Harsco Corp	1,938
365,218		Havells India Ltd	1,771
493,700		Hazama Ando Corp	2,401
169,458	*,e	HC2 Holdings, Inc	647
472,368	*	HD Supply Holdings, Inc	15,621
51,927		HEICO Corp	3,122
135,165		HEICO Corp (Class A)	6,434
199,730	*,e	Heidelberger Druckmaschinen	451
276,369	*	Hellenic Technodomiki Tev S.A.	396
69,568	e	Hexagon Composites ASA	196
506,453		Hexcel Corp	22,137
37,800	e	Hibiya Engineering Ltd	528
154,727		Hillenbrand, Inc	4,634
413,825	*	Hindustan Construction Co	122
323,120		Hino Motors Ltd	3,492
18,300		Hisaka Works Ltd	134
56,091	e	Hitachi Construction Machinery Co Ltd	890
42,700		Hitachi Koki Co Ltd	282
139,100		Hitachi Zosen Corp	660
232,384		Hiwin Technologies Corp	1,028
5,793,000	*	HKC Holdings Ltd	103
81		Hochtief AG.	10
231,835		Hock Seng Lee BHD	119
5,273,407		Honeywell International, Inc	590,885
1,382,800		Hopewell Holdings	4,465
97,400		Hoshizaki Electric Co Ltd	8,124
103,066		Hosken Consolidated Investments Ltd	785
18,230		Houston Wire & Cable Co	127
2,621,000	e	Hsin Chong Construction Group Ltd	189
109,800	m	Huangshi Dongbei Electrical Appliance Co Ltd	196
41,912		Hubbell, Inc	4,440
25,693		Huber & Suhner AG.	1,336
62,155		Hudaco Industries Ltd	455
292,028		Huntington Ingalls	39,990
25,682		Hurco Cos, Inc	847
6,866		Hy-Lok Corp	165
23,607		Hyster-Yale Materials Handling, Inc	1,572
7,002		Hyundai Corp	141
65,337		Hyundai Development Co	2,627
8,480	*	Hyundai Elevator Co Ltd	406
127,633		Hyundai Engineering & Construction Co Ltd	4,707
43,541	*	Hyundai Heavy Industries	4,059
10,212	*	Hyundai Mipo Dockyard	574
22,845	*	Hyundai Rotem Co Ltd	347
21,600		Idec Corp	205
99,454		IDEX Corp	8,243
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

6,977,314		IJM Corp BHD	$6,309
19,608		Iljin Holdings Co Ltd	176
484,911		Illinois Tool Works, Inc	49,674
75,772		IMARKETKOREA, Inc	1,256
81,379		IMI plc	1,112
43,163		Implenia AG.	2,710
422,016		Impregilo S.p.A.	1,781
27,391	e	IMS-Intl Metal Service	394
52,610		Inaba Denki Sangyo Co Ltd	1,655
126,100		Inabata & Co Ltd	1,251
70,196		Indus Holding AG.	3,457
41,691		Industria Macchine Automatiche S.p.A.	2,445
199,420		Industries Qatar QSC	5,930
66,800		Indutrade AB	4,097
8,323		Ingersoll-Rand India Ltd	81
2,512,818		Ingersoll-Rand plc	155,820
88,097		Insteel Industries, Inc	2,693
58,832		Interpump Group S.p.A.	859
318,033		Interserve plc	1,982
112,345		Invicta Holdings Ltd	398
154,969		Inwido AB	1,907
57,400		Iochpe-Maxion S.A.	202
760,473		IRB Infrastructure Developers Ltd	2,672
8,877		IS Dongseo Co Ltd	367
151,000	e	Iseki & Co Ltd	296
1,847		ISGEC Heavy Engineering Ltd	114
16,323,301		Ishikawajima-Harima Heavy Industries Co Ltd	34,551
1,675,550	*	Italian-Thai Development PCL	347
2,685,433	e	Itochu Corp	33,001
104,330		ITT Corp	3,849
64,128	*	IVRCL Infrastructures & Projects Ltd	6
153,000	e	Iwatani International Corp	888
146,305	*	Jacobs Engineering Group, Inc	6,372
2,802,635		Jain Irrigation Systems Ltd	2,551
9,300	e	Jamco Corp	233
56,604	e	Japan Pulp & Paper Co Ltd	162
303,000		Japan Steel Works Ltd	955
211,836	e	Jardine Matheson Holdings Ltd	12,083
2,795,776		JG Summit Holdings (Series B)	4,819
56,481	e	JGC Corp	845
98,974		John Bean Technologies Corp	5,583
119,406	g	John Laing Group plc	391
681,375		Johnson Electric Holdings Ltd	2,106
651,360	e	Joy Global, Inc	10,467
1,023,591		JTEKT Corp	13,283
26,200	e	Juki Corp	238
15,744		Jungheinrich AG.	1,434
3,337	*	JVM Co Ltd	144
59,302		Kadant, Inc	2,678
46,904		Kajaria Ceramics Ltd	678
250,724		Kajima Corp	1,571
38,227		Kalpataru Power Transmission Ltd	118
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

230,300	*	Kama Co Ltd	$316
66,816	e	Kaman Corp	2,852
66,600		Kamei Corp	669
60,900		Kanamoto Co Ltd	1,433
126,000	e	Kandenko Co Ltd	897
470,000		Kanematsu Corp	684
1,311,284		KAP Industrial Holdings Ltd	572
5,371		Kardex AG.	442
15,200		Katakura Industries Co Ltd	160
83,000	e	Kato Works Co Ltd	322
788,171	e	Kawasaki Heavy Industries Ltd	2,274
570,552		KBR, Inc	8,832
16,768		KCC Corp	6,097
61,861		KEC International Ltd	114
376,146	e	Keihan Electric Railway Co Ltd	2,650
59,502		Keller Group plc	735
27,292	e	Kendrion NV	672
141,613		Kennametal, Inc	3,185
12,193		KEPCO Engineering & Construction Co, Inc	333
1,771,077	e	Keppel Corp Ltd	7,657
98,275	*,e	KEYW Holding Corp	653
76,782		Kier Group plc	1,414
372,800		Kinden Corp	4,569
98,500		King Slide Works Co Ltd	1,137
273,920		Kingspan Group plc	7,278
102,000		Kinik Co	168
209,946		KION Group AG.	12,214
215,500		Kitz Corp	932
81,967	e	Kloeckner & Co AG.	801
170,674	*	KLX, Inc	5,485
964,558		KOC Holding AS	4,899
36,929		Kolon Corp	1,992
564,083		Komatsu Ltd	9,590
8,663		Komax Holding AG.	1,963
176,190		Komori Corp	2,049
298,435	e	Kone Oyj (Class B)	14,364
42,798	e	Konecranes Oyj	1,020
197,808	*	Koninklijke BAM Groep NV	934
1,924,848		Koninklijke Philips Electronics NV	54,826
63,445		Korea Aerospace Industries Ltd	3,616
7,044		Korea Cast Iron Pipe Industries Co Ltd	70
16,218		Korea Electric Terminal Co Ltd	1,346
4,094	*	Kornit Digital Ltd	41
140,184	*,e	Kratos Defense & Security Solutions, Inc	694
40,173		Krones AG.	4,832
1,049,758		Kubota Corp	14,329
19,938	e	KUKA AG.	2,083
929,000		Kumagai Gumi Co Ltd	2,357
20,006	*	Kumho Industrial Co Ltd	213
316,000		Kung Long Batteries Industrial Co Ltd	1,394
182,616		Kuo Toong International Co Ltd	162
25,698		Kurita Water Industries Ltd	585
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

87,470	e	Kuroda Electric Co Ltd	$1,308
72,900		Kyokuto Kaihatsu Kogyo Co Ltd	737
316,100		Kyowa Exeo Corp	3,508
74,000	e	Kyudenko Corp	1,760
5,345		Kyung Dong Navien Co Ltd	162
404,575		L-3 Communications Holdings, Inc	47,942
2,565		Lakshmi Machine Works Ltd	129
365,243		Larsen & Toubro Ltd	6,710
19,800	*	Lawson Products, Inc	388
38,873		LB Foster Co (Class A)	706
124,248		Legrand S.A.	6,945
146,501		Lennox International, Inc	19,805
233,604		LG Corp	13,995
12,795		LG Hausys Ltd	1,550
26,992		LG International Corp	846
118,265		Lincoln Electric Holdings, Inc	6,927
58,105	e	Lindab International AB	464
26,691	e	Lindsay Corp	1,911
22,565		LISI	593
153,865	e	LIXIL Group Corp	3,138
683,505		Lockheed Martin Corp	151,396
4,276,000		Lonking Holdings Ltd	761
85,472		LS Cable Ltd	3,351
13,855		LS Industrial Systems Co Ltd	578
72,839		LSI Industries, Inc	856
256,000	*,e	Luoyang Glass Co Ltd	147
42,385	*	Lydall, Inc	1,378
12,285		Mabuchi Motor Co Ltd	572
31,053		MacDonald Dettwiler & Associates Ltd	1,973
1,893,000	e	Maeda Corp	14,089
11,300	e	Maeda Kosen Co Ltd	115
146,000		Maeda Road Construction Co Ltd	2,402
14,404		Magellan Aerospace Corp	181
92,875	*,e	Maire Tecnimont S.p.A	280
398,748		Makino Milling Machine Co Ltd	2,443
26,807		Makita Corp	1,662
1,991,500		Malaysian Resources Corp BHD	638
25,331		MAN AG.	2,739
8,684		Manitou BF S.A.	149
376,342	e	Manitowoc Co, Inc	1,630
3,387,862	*,e	Manitowoc Foodservice, Inc	49,937
9,682		Mannai Corp QSC	245
435,500		Marcopolo S.A.	289
1,977,459	e	Marubeni Corp	10,005
3,337,295		Masco Corp	104,958
102,274	*	Masonite International Corp	6,699
226,973	*	Mastec, Inc	4,594
28,000		Max Co Ltd	288
1,668,559		Meggitt plc	9,727
326,000	e	Meidensha Corp	1,484
306,909		Melrose Industries plc	1,570
226,029	*	Meritor, Inc	1,822
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

10,100	e	METAWATER Co Ltd	$252
25,774		Metka S.A.	191
30,093	e	Metso Oyj	717
71,003		Micron Machinery Co Ltd	1,882
173,462	*	Middleby Corp	18,521
34,461	*,e	Milacron Holdings Corp	568
24,632		Miller Industries, Inc	500
323,000	e	Minebea Co Ltd	2,518
419,700		Miraito Holdings Corp	3,339
250,900	e	MISUMI Group, Inc	3,587
1,882,894		Mitsubishi Corp	31,861
1,891,757		Mitsubishi Electric Corp	19,822
3,801,952		Mitsubishi Heavy Industries Ltd	14,125
29,200		Mitsubishi Nichiyu Forklift Co Ltd	119
120,700		Mitsuboshi Belting Co Ltd	971
1,985,564	e	Mitsui & Co Ltd	22,831
632,000	e	Mitsui Engineering & Shipbuilding Co Ltd	943
68,900	e	Miura Co Ltd	1,284
3,438,230		MMC Corp BHD	1,930
254,747	e	Monadelphous Group Ltd	1,388
155,100	e	MonotaRO Co Ltd	4,610
142,619	*	Moog, Inc (Class A)	6,515
375,590		Morgan Crucible Co plc	1,226
91,200		Mori Seiki Co Ltd	837
28,500		Morita Holdings Corp	333
77,018	e	Mota Engil SGPS S.A.	163
292,829	*	MRC Global, Inc	3,848
145,312		MSC Industrial Direct Co (Class A)	11,089
57,372		MTU Aero Engines Holding AG.	5,491
167,833		Mueller Industries, Inc	4,938
651,814		Mueller Water Products, Inc (Class A)	6,440
1,000,600		Muhibbah Engineering M BHD	620
1,116,126	e	Murray & Roberts Holdings Ltd	953
67,261	*	MYR Group, Inc	1,689
40,627		Nabtesco Corp	911
191,332	e	Nachi-Fujikoshi Corp	666
2,295,276		Nagarjuna Construction Co	2,626
230,500		Nagase & Co Ltd	2,531
68,000	e	Namura Shipbuilding Co Ltd	509
366,961		National Central Cooling Co PJSC	120
11,698	e	National Presto Industries, Inc	980
127,916	*,e	Navistar International Corp	1,602
278,807		NCC AB (B Shares)	10,148
188,722	*	NCI Building Systems, Inc	2,680
7,800	e	NEC Capital Solutions Ltd	110
31,627	*,e	Neff Corp	235
114,803	e	New Flyer Industries, Inc	2,952
23,708	*	Nexans S.A.	1,064
386,054		NGK Insulators Ltd	7,124
70,960		Nibe Industrier AB (Series B)	2,432
243,000		Nichias Corp	1,452
12,400		Nichiden Corp	321
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

21,100		Nichiha Corp	$319
54,025		Nidec Corp	3,697
228,000		Nippo Corp	3,827
28,700	e	Nippon Densetsu Kogyo Co Ltd	577
174,000		Nippon Koei Co Ltd	548
260,000		Nippon Road Co Ltd	1,207
283,730	*,e	Nippon Sharyo Ltd	698
745,000	*,e	Nippon Sheet Glass Co Ltd	529
277,450		Nippon Steel Trading Co Ltd	924
49,000		Nippon Thompson Co Ltd	175
823,000	e	Nishimatsu Construction Co Ltd	3,529
14,600		Nishio Rent All Co Ltd	346
328,400		Nisshinbo Industries, Inc	3,483
37,400		Nissin Electric Co Ltd	408
42,900		Nitta Corp	1,081
140,000	*	Nitto Boseki Co Ltd	451
81,700		Nitto Kogyo Corp	1,301
9,473		Nitto Kohki Co Ltd	188
23,282		NKT Holding AS	1,342
64,506	e	NN, Inc	882
895,571	*,e	Noble Group Ltd	292
46,656		Nolato AB (B Shares)	1,307
182,558	*	Nordex AG.	4,996
156,061		Nordson Corp	11,867
223,919		Noritake Co Ltd	505
22,000		Noritz Corp	358
27,327		NORMA Group	1,525
23,812	*	Nortek, Inc	1,150
1,007,544		Northrop Grumman Corp	199,393
31,563	*,e	Northwest Pipe Co	291
74,702	*,e	NOW, Inc	1,324
529,354		NSK Ltd	4,845
564,000		NTN Corp	1,798
12,261	*,e	NV5 Holdings, Inc	329
3,758,364		NWS Holdings Ltd	5,994
33,700	e	Obara Corp	1,208
1,335,554		Obayashi Corp	13,164
117,235	e	Obrascon Huarte Lain S.A.	747
174,402		OC Oerlikon Corp AG.	1,799
4,568		OHB AG.	99
126,900		Oiles Corp	1,895
31,900	e	Okabe Co Ltd	228
243,641	e	Okuma Holdings, Inc	1,702
479,000	e	Okumura Corp	2,529
8,073	e	Omega Flex, Inc	281
60,870	*	Orascom Construction Ltd	360
278,066		Orbital ATK, Inc	24,175
33,000	e	Organo Corp	122
76,404	*	Orion Marine Group, Inc	396
74,000	e	OSG Corp	1,380
81,375	e	Oshkosh Truck Corp	3,326
426,300		OSJB Holdings Corp	981
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,596		Osram Licht AG.	$16,995
7,617		Otokar Otobus Karoseri Sanayi AS	292
127,998	e	Outotec Oyj	482
2,775,491		Owens Corning, Inc	131,225
466,339		Paccar, Inc	25,504
26,379		Palfinger AG.	757
730,704		Parker Hannifin Corp	81,167
84,205	*	Patrick Industries, Inc	3,822
489,584		Peab AB (Series B)	4,327
72,515		Pentair plc	3,935
433,800		Penta-Ocean Construction Co Ltd	1,816
79,979		PER Aarsleff A.S.	2,195
32,044		Pfeiffer Vacuum Technology AG.	3,587
114,858	*	Pgt, Inc	1,130
10,860	e	Pinguely-Haulotte	173
18,818	e	Pkc Group Oyj	333
1,500		Plasson	38
411,786	*,e	Plug Power, Inc	844
53,182	*	Ply Gem Holdings, Inc	747
26,112		Ponsse Oy	654
20,839		Porr AG.	592
21,993		Powell Industries, Inc	656
13,200	*,e	Power Solutions International, Inc	182
52,532	*	PowerSecure International, Inc	982
10,044	e	Preformed Line Products Co	367
92,118	e	Primoris Services Corp	2,238
66,932	*,e	Proto Labs, Inc	5,160
183,115		Prysmian S.p.A.	4,143
13,840,105		PT Adhi Karya Persero Tbk	2,805
1,184,400		PT AKR Corporindo Tbk	620
7,236,600		PT Arwana Citramulia Tbk	341
1,200,000		PT Asahimas Flat Glass Tbk	603
2,803,600	*,m	PT Inovisi Infracom Tbk	25
1,943,500		PT Pembangunan Perumahan Tbk	565
3,609,800	*	PT Sitara Propertindo Tbk	174
10,738,700		PT Surya Semesta Internusa Tbk	583
4,075,061		PT United Tractors Tbk	4,701
9,382,300		PT Waskita Karya Persero Tbk	1,418
1,918,600		PT Wijaya Karya	377
1,886,500		QinetiQ plc	6,169
246,613		Quanex Building Products Corp	4,281
717,441	*	Quanta Services, Inc	16,185
1,347		R Stahl AG.	47
74,700		Raito Kogyo Co Ltd	689
174,065		Ramirent Oyj	1,137
137,100		Randon Participacoes S.A.	116
5,411		Rational AG.	2,892
215,687		Raubex Group Ltd	268
92,928	e	Raven Industries, Inc	1,489
1,613,608		Raytheon Co	197,877
55,563		RBC Bearings, Inc	4,071
588,917		Rechi Precision Co Ltd	485
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,889		Regal-Beloit Corp	$6,239
462,898		Reunert Ltd	2,172
790,876		Rexel S.A.	11,274
366,124	*	Rexnord Corp	7,403
33,670		Rheinmetall AG.	2,685
480,583		Rich Development Co Ltd	149
6,235		Rieter Holding AG.	1,346
184,367		Rockwell Automation, Inc	20,972
364,748	e	Rockwell Collins, Inc	33,633
5,980		Rockwool International AS (B Shares)	950
1,246,996		Rolls-Royce Group plc	12,187
489,264		Roper Industries, Inc	89,423
773,948		Rotork plc	2,029
85,885	*	Rush Enterprises, Inc (Class A)	1,567
60,359		Russel Metals, Inc	919
1,107,000		Ryobi Ltd	4,361
58,088		S&T Dynamics Co Ltd	703
55,245		Saab AB (Class B)	1,893
275,685	e	Sacyr Vallehermoso S.A.	530
121,612		Sadbhav Engineering Ltd	547
584,092		Safran S.A.	40,770
92,117		Saft Groupe S.A.	2,781
563,151		Salfacorp S.A.	378
7,439		Sam Yung Trading Co Ltd	156
22,057	*	Samho International Co Ltd	301
36,430		Sammok S-Form Co Ltd	708
121,453	*	Samsung Engineering Co Ltd	1,152
166,017		Samsung Heavy Industries Co Ltd	1,608
34,230		Samsung Techwin Co Ltd	1,208
125,623		San Shing Fastech Corp	250
279,186	e	Sandvik AB	2,883
126,600	e	Sanki Engineering Co Ltd	1,013
50,000		Sanko Gosei Ltd	164
23,100		Sankyo Tateyama, Inc	299
332,100		Sanwa Shutter Corp	2,471
1,014,000	*,e	Sany Heavy Equipment International	208
32,000		Sanyo Denki Co Ltd	149
21,249		Schindler Holding AG.	3,915
16,966		Schindler Holding AG. (Registered)	3,107
51,824	*	Schneider Electric Infrastructure Ltd	114
2,179,425		Schneider Electric S.A.	137,348
831		Schweiter Technologies AG.	766
798,132		Seibu Holdings, Inc	16,877
124,600		Sekisui Jushi Corp	1,668
1,058,483	e	SembCorp Industries Ltd	2,369
674,443	e	SembCorp Marine Ltd	824
8,934		Semperit AG. Holding	346
356,012		Senior plc	1,166
5,424	*	Sensata Technologies Holding BV	211
70,138	e	Seven Network Ltd	293
14,465		SFS Group AG.	1,076
90,336	*,e	SGL Carbon AG.	927
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

253,908	*,m	SGSB Group Co Ltd	$281
100,200	*,m	Shanghai Automation Instrumentation Co Ltd	148
336,980		Shanghai Diesel Engine Co Ltd	293
10,621,304	e	Shanghai Electric Group Co Ltd	4,851
222,100		Shanghai Erfangji Co Ltd	297
890,900		Shanghai Highly Group Co Ltd	760
1,959,695	e	Shanghai Industrial Holdings Ltd	4,622
2,112,000		Shanghai Prime Machinery Co Ltd	324
76,011		Shapir Engineering and Industry Ltd	122
85,300		Shibuya Kogyo Co Ltd	1,001
261,266		Shikun & Binui Ltd	463
75,700	e	Shima Seiki Manufacturing Ltd	1,261
431,451		Shimizu Corp	3,654
842,000		Shin Zu Shing Co Ltd	3,006
262,590		Shinmaywa Industries Ltd	1,861
15,700	e	SHO-BOND Holdings Co Ltd	597
5,200		Showa Aircraft Industry Co Ltd	50
1,468,765		Siemens AG.	155,338
133,483		Siemens India Ltd	2,216
469,859		SIG plc	984
3,292,907		Sime Darby BHD	6,712
103,475		Simpson Manufacturing Co, Inc	3,950
2,830,000		Singamas Container Holdings Ltd	307
1,307,687	e	Singapore Technologies Engineering Ltd	3,132
649,457		Sino Thai Engineering & Construction PCL	418
3,967,287		Sinopec Engineering Group Co Ltd	3,211
1,774,000	e	Sinotruk Hong Kong Ltd	834
600,850		Sintex Industries Ltd	698
99,500		Sintokogio Ltd	879
40,516		SK C&C Co Ltd	7,907
140,732		SK Networks Co Ltd	787
507,371		Skanska AB (B Shares)	11,574
109,678	e	SKF AB (B Shares)	1,977
19,956		SKF India Ltd	381
493,300		SKP Resources BHD	163
9,370	*	SLM Solutions Group AG.	237
216,401		SM Investments Corp	4,460
29,092		SMC Corp	6,741
119,830		Smiths Group plc	1,848
296,264		Snap-On, Inc	46,510
331,860		SNC-Lavalin Group, Inc	12,125
242,016	*	SOCAM Development Ltd	125
39,200		Sodick Co Ltd	293
3,075,600	e	Sojitz Holdings Corp	6,314
5,539		Solar Holdings AS (B Shares)	282
115,632	*,e	SolarCity Corp	2,842
26,010	*	Sparton Corp	468
461,113		Speedy Hire plc	258
62,267	*	SPIE S.A.	1,238
160,505		Spirax-Sarco Engineering plc	8,379
724,121	*	Spirit Aerosystems Holdings, Inc (Class A)	32,846
501,482		SPX Corp	7,532
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

611,253	*	SPX FLOW, Inc	$15,330
114,400	*	Sriracha Construction PCL	45
87,011		Standex International Corp	6,770
507,686		Stanley Works	53,414
30,600	e	Star Micronics Co Ltd	343
115,021	*,e	Ste Industrielle d’Aviation Latecoere S.A.	460
101,236		Sterlite Technologies Ltd	138
4,530,820		STP & I PCL	1,298
485,000	*,e	STX OSV Holdings Ltd	71
5,008		Sulzer AG.	497
1,485,768		Sumitomo Corp	14,743
49,400		Sumitomo Densetsu Co Ltd	639
5,151,537		Sumitomo Heavy Industries Ltd	21,264
1,992,300		Sumitomo Mitsui Construction C	1,789
10,683,988	*	Summit Ascent Holdings Ltd	2,469
55,573		Sun Hydraulics Corp	1,844
16,459		Sung Kwang Bend Co Ltd	169
42,307	*,e	Sunrun, Inc	274
93,000		Sunspring Metal Corp	116
478,922		Sunway Construction Group BHD	199
1,764,786	*	Suzlon Energy Ltd	378
132,526	e	Sweco AB (B Shares)	2,180
354,000		Syncmold Enterprise Corp	593
266,000		Tadano Ltd	2,468
8,557	*	Taewoong Co Ltd	136
34,278	*	Taeyoung Engineering & Construction	179
108,000	e	Taihei Dengyo Kaisha Ltd	900
22,400		Taikisha Ltd	540
1,299,121		Taisei Corp	8,579
871,000	*	Taiwan Glass Industrial Corp	365
195,593		Takamatsu Corp	4,213
66,929		Takara Standard Co Ltd	608
74,900	e	Takasago Thermal Engineering Co Ltd	940
31,800		Takeuchi Manufacturing Co Ltd	460
153,000		Takuma Co Ltd	1,370
78,673		TAL International Group, Inc	1,215
64,438	*,g	Talgo S.A.	362
16,809		Tarkett S.A.	526
132,215	*,e	Taser International, Inc	2,595
271,000		Tat Hong Holdings Ltd	128
129,100		Tatsuta Electric Wire and Cable Co Ltd	408
4,820,400	*,e	Tech Pro Technology Development Ltd	1,460
4,882,443		Teco Electric and Machinery Co Ltd	3,980
17,800		Teikoku Sen-I Co Ltd	243
824,094		Tekfen Holding AS	1,593
84,000	e	Tekken Corp	202
85,452	*	Teledyne Technologies, Inc	7,532
55,180		Tennant Co	2,841
1,477,095		Terex Corp	36,750
44,229		Texmaco Rail & Engineering Ltd	70
53,770	e	Textainer Group Holdings Ltd	798
3,666,115		Textron, Inc	133,667
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

383,544		Thales S.A.	$33,516
27,548	*,e	The ExOne Company	362
46,925		Thermax Ltd	538
78,400	*	Thermon Group Holdings	1,377
181,692	e	THK Co Ltd	3,345
1,300,832		Timken Co	43,565
16,827		Timken India Ltd	111
164,557	e	Titan International, Inc	885
85,956	*,e	Titan Machinery, Inc	994
14,620		TK Corp	147
104,565		TKH Group NV	4,470
276,000	e	Toa Corp/Tokyo	652
13,200		Tocalo Co Ltd	237
393,000		Toda Corp	1,900
89,000		Toenec Corp	549
183,200	e	Tokai Corp	953
132,260		Tokyu Construction Co Ltd	1,080
126,764		Toro Co	10,917
96,128		Toromont Industries Ltd	2,539
1,124,957	*,e	Toshiba Corp	2,187
466,964	e	Toshiba Machine Co Ltd	1,437
35,000	e	Toshiba Plant Systems & Services Corp	428
23,700		Totetsu Kogyo Co Ltd	727
187,900	e	Toto Ltd	5,849
202,400	e	Toyo Construction Co Ltd	882
100,000	e	Toyo Engineering Corp	260
12,400	e	Toyo Tanso Co Ltd	154
248,553		Toyota Tsusho Corp	5,611
296,515		Trakya Cam Sanayi AS	218
229,204	*,e	TransDigm Group, Inc	50,503
858,365		Travis Perkins plc	22,486
225,932		Trelleborg AB (B Shares)	4,461
76,639	e	Trevi Finanziaria S.p.A.	130
73,069	*	Trex Co, Inc	3,502
131,737	*	Trimas Corp	2,308
73,787		Trinity Industries, Inc	1,351
749,641		Triumph Group, Inc	23,599
15,100		Trusco Nakayama Corp	599
242,000		Tsubakimoto Chain Co	1,498
52,000	e	Tsugami Corp	189
23,800	e	Tsukishima Kikai Co Ltd	204
13,300		Tsurumi Manufacturing Co Ltd	190
127,000		TTCL PCL	58
798,543		Turk Sise ve Cam Fabrikalari AS	1,038
13,499	*	Turk Traktor ve Ziraat Makineleri AS	402
151,973	*	Tutor Perini Corp	2,362
30,887		Twin Disc, Inc	313
470,900		UEM Edgenta BHD	441
66,125		Ultra Electronics Holdings	1,710
7,200		Union Tool Co	189
541,300		Unique Engineering & Construction PCL	281
493,200		United Engineers Ltd	855
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

778,000		United Integrated Services Co Ltd	$1,232
185,730	*	United Rentals, Inc	11,551
598,169		United Technologies Corp	59,877
188,093	*	Univar, Inc	3,231
88,615		Universal Forest Products, Inc	7,605
47,109		Uponor Oyj	685
3,525,685	*,e	USG Corp	87,472
785,400		Ushio, Inc	10,426
388,541		Valmet Corp	4,274
103,220		Valmont Industries, Inc	12,783
404,800		Vanachai Group PCL	139
59,553	*	Vectrus, Inc	1,355
20,202	*,e	Veritiv Corp	753
529,360		Vestas Wind Systems AS	37,299
421,843		Vesuvius plc	2,010
50,995	*,e	Vicor Corp	534
1,874,776		Vinci S.A.	139,154
87,122		Voltas Ltd	366
36,900		Voltronic Power Technology Corp	581
585,748		Volvo AB (B Shares)	6,416
8,170	*,e	Vossloh AG.	536
77,035	e	W.W. Grainger, Inc	17,982
164,857	*	Wabash National Corp	2,176
239,167	*	WABCO Holdings, Inc	25,572
60,368	e	Wacker Construction Equipment AG.	959
18,300	e	Wajax Income Fund	246
28,300		Wakita & Co Ltd	236
7,263,000	*	Walsin Lihwa Corp	1,927
2,601	e	Walter Meier AG.	88
49,835		Wartsila Oyj (B Shares)	2,253
84,308		Watsco, Inc	11,360
91,789		Watts Water Technologies, Inc (Class A)	5,060
1,786,212		WCT Berhad	774
575,344		Weg S.A.	2,242
1,854,868	e	Weichai Power Co Ltd	2,078
1,852,939		Weir Group plc	29,441
526,210	*,e	WESCO International, Inc	28,768
195,587		Westinghouse Air Brake Technologies Corp	15,508
3,892,567		Wienerberger AG.	74,750
48,481		Wilson Bayly Holmes-Ovcon Ltd	391
376,112		Wolseley plc	21,231
150,509		Woodward Governor Co	7,829
197,850	e	WSP Global, Inc	5,865
27,708	*	Xerium Technologies, Inc	145
398,112		Xxentria Technology Materials Corp	1,080
558,494		Xylem, Inc	22,842
10,395		Y G-1 Co Ltd	96
21,300	e	Yahagi Construction Co Ltd	149
38,700		YAMABIKO Corp	269
145,000		Yamazen Corp	1,101
7,032,649		Yangzijiang Shipbuilding	5,108
41,906		Yazicilar Holding AS	197
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

460,200		Yinson Holdings BHD	$328
96,220	e	YIT Oyj	545
25,700	e	Yokogawa Bridge Holdings Corp	276
2,056,000		Yuanda China Holdings Ltd	65
95,900		Yuasa Trading Co Ltd	2,253
848,000		Yungtay Engineering Co Ltd	1,211
201,000		Yurtec Corp	1,677
7,800	e	Yushin Precision Equipment Co Ltd	140
168,890	e	Zardoya Otis S.A.	1,960
24,597		Zehnder Group AG.	992
22,000	e	Zenitaka Corp	92
277,400		Zhengzhou Coal Mining Machinery Group Co Ltd	119
636,895		Zhuzhou CSR Times Electric Co Ltd	3,722
112,228		Zodiac S.A.	2,241
24,844		Zumtobel AG.	415
		TOTAL CAPITAL GOODS	8,556,245

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
39,300	*	51job, Inc (ADR)	1,219
763,887		AA plc	2,899
179,178		ABM Industries, Inc	5,789
154,862		Acacia Research (Acacia Technologies)	587
272,440	*	ACCO Brands Corp	2,447
148,643	e	Adcorp Holdings Ltd	151
326,259		Adecco S.A.	21,224
427,710	e	ADT Corp	17,647
103,573	*	Advisory Board Co	3,340
26,600		Aeon Delight Co Ltd	854
114,324		AF AB	2,094
90,708		Aggreko plc	1,401
8,401		Akka Technologies S.A.	264
435,977	e	ALS Ltd	1,332
11,140		Amadeus Fire AG	843
61,025		American Banknote S.A.	510
90,692	e	Applus Services S.A.	804
94,465	*	ARC Document Solutions, Inc	425
17,736		Assystem	480
9,500	e	Asukanet Co Ltd	118
288,422		Atkins WS plc	5,662
268,082		Babcock International Group	3,651
17,364		Barrett Business Services, Inc	499
561,000	*	Beijing Development HK Ltd	124
15,500	e	Benefit One, Inc	350
4,405	e	Bertrandt AG.	504
29,551	e	Bilfinger Berger AG.	1,244
34,670	e	Black Diamond Group Ltd	113
769,999		Blue Label Telecoms Ltd	795
118,433		Brady Corp (Class A)	3,179
2,243,530		Brambles Ltd	20,784
142,618		Brink’s Co	4,791
952,000		Broad Greenstate International Co Ltd	203
1,416,900	*	Broadspectrum Ltd	1,285
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,964	e	Brunel International NV	$1,155
385,302		Bureau Veritas S.A.	8,567
96,019	e	Cabcharge Australia Ltd	238
210,972		Cape plc	681
621,383		Capita Group plc	9,277
3,176,000	*,e	Capital Environment Holdings Ltd	121
116,545	*	Casella Waste Systems, Inc (Class A)	781
201,734		Caverion Corp	1,951
340,091	*	CBIZ, Inc	3,432
84,839	e	CDI Corp	533
151,807		CEB, Inc	9,826
166,797		Ceco Environmental Corp	1,036
19,190		Cewe Color Holding AG.	1,262
5,179,259	e	China Everbright International Ltd	5,784
324,508		Cintas Corp	29,144
99,174	*,e	Civeo Corp	122
448,215	*,e	Clean Harbors, Inc	22,115
58,000		Cleanaway Co Ltd	322
3,879,712		Cleanaway Waste Management Ltd	2,285
299,349	e	CNH Industrial NV (NYSE)	2,024
260,058	*,e	Copart, Inc	10,603
278,874	e	Covanta Holding Corp	4,702
45,403	*	CRA International, Inc	892
157,171	e	Credit Corp Group Ltd	1,247
506,611	e	Dai Nippon Printing Co Ltd	4,496
31,300		Daiseki Co Ltd	512
234,009		Davis Service Group plc	4,036
84,464		De La Rue plc	542
142,927		Deluxe Corp	8,932
317,159		Derichebourg	979
829,349		Downer EDI Ltd	2,440
112,816		Dun & Bradstreet Corp	11,629
102,198	e	Duskin Co Ltd	1,835
360,271	*,m	Dyax Corp	400
351,000	*	Dynagreen Environmental Protection Group Co Ltd	168
1,604,277	e	Edenred	31,102
458,514	e,g	Elior Participations S.C.A	10,040
69,541		Elis S.A.	1,350
19,400		en-japan, Inc	328
84,088		Ennis, Inc	1,644
456,425		Equifax, Inc	52,165
96,015		Essendant, Inc	3,066
1,315,783		Experian Group Ltd	23,486
86,601		Exponent, Inc	4,418
55,295	*	Franklin Covey Co	973
99,277	*	FTI Consulting, Inc	3,525
20,200		Funai Soken Holdings, Inc	324
15,463,000	*,m	Fung Choi Media Group Ltd	115
66,296		G & K Services, Inc (Class A)	4,856
88,082		Gategroup Holding AG.	3,930
21,726		GL Events	434
46,209	*	GP Strategies Corp	1,266
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,445,303		Group 4 Securicor plc	$3,944
8,592		Groupe CRIT	504
71,102		Gunnebo AB	379
8,334,826		Hays plc	14,469
173,770		Healthcare Services Group	6,396
52,626		Heidrick & Struggles International, Inc	1,247
27,680	*	Heritage-Crystal Clean, Inc	275
176,366		Herman Miller, Inc	5,448
95,500	*	Hill International, Inc	322
165,486		HNI Corp	6,482
354,872		HomeServe plc	2,195
116,432		Horizon North Logistics, Inc	110
52,100	*	Huron Consulting Group, Inc	3,032
77,146	*	ICF International, Inc	2,651
137,530	*	IHS, Inc (Class A)	17,076
91,002	*,e	Innerworkings, Inc	723
109,539		Insperity, Inc	5,666
305,128		Interface, Inc	5,657
251,151		Intertek Group plc	11,403
336,252		Intrum Justitia AB	11,850
257,071	e	IPH Ltd	1,286
181,826		ISS A.S.	7,292
9,070		ITAB Shop Concept AB	284
95,500		Itoki Corp	675
10,485		Kaba Holding AG.	6,687
100,858		KAR Auction Services, Inc	3,847
26,000		KD Holding Corp	134
87,365		Kelly Services, Inc (Class A)	1,670
23,575		KEPCO Plant Service & Engineering Co Ltd	1,321
175,503		Kforce, Inc	3,436
164,408		Kimball International, Inc (Class B)	1,866
116,521		Knoll, Inc	2,523
64,200		Kokuyo Co Ltd	750
253,392		Korn/Ferry International	7,168
133,000		Kyodo Printing Co Ltd	399
142,812		Loomis AB	4,031
278,624		Manpower, Inc	22,686
15,062		Matsuda Sangyo Co Ltd	157
80,055		Matthews International Corp (Class A)	4,120
58,160		McGrath RentCorp	1,459
66,835	e	McMillan Shakespeare Ltd	638
27,400	e	Meitec Corp	957
635,120		Michael Page International plc	3,884
674,068	e	Mineral Resources Ltd	3,095
129,715	*	Mistras Group, Inc	3,213
350,525		Mitie Group	1,293
17,172		Mitsubishi Pencil Co Ltd	735
112,742		Mobile Mini, Inc	3,723
333,197		Moleskine S.p.A	706
39,961	e	Morneau Sobeco Income Fund	530
33,200		Moshi Moshi Hotline, Inc	307
92,893		MSA Safety, Inc	4,491
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,494		Multi-Color Corp	$1,894
193,295	*	Navigant Consulting, Inc	3,056
840,416	e	Nielsen NV	44,256
11,800		Nippon Kanzai Co Ltd	187
188,000	e	Nippon Parking Development Co Ltd	208
145,560	e	Nissha Printing Co Ltd	2,130
20,745	*	NL Industries, Inc	47
31,200	e	Nomura Co Ltd	452
169,200		Okamura Corp	1,614
126,707	*	On Assignment, Inc	4,678
14,568		Oyo Corp	158
80,200	e	Park24 Co Ltd	2,244
592,156	*	Pendrell Corp	314
32,800		Pilot Corp	1,251
644,391		Pitney Bowes, Inc	13,880
211,699		Programmed Maintenance Services Ltd	240
169,940	e	Progressive Waste Solutions Ltd	5,284
234,804	e	Prosegur Cia de Seguridad S.A.	1,321
118,622		Quad	1,535
1,103,046		R.R. Donnelley & Sons Co	18,090
207,316		Randstad Holdings NV	11,467
350,000	*	Realord Group Holdings Ltd	180
269,507		Recall Holdings Ltd	1,548
222,159	e	Recruit Holdings Co Ltd	6,774
1,805,609		Regus plc	8,196
4,524,166		Rentokil Initial plc	11,473
423,361		Republic Services, Inc	20,173
179,577		Resources Connection, Inc	2,794
244,808	e	Ritchie Bros Auctioneers, Inc	6,616
595,075		Robert Half International, Inc	27,719
310,110		Rollins, Inc	8,410
239,221		RPS Group plc	713
412,834	*	RPX Corp	4,649
19,819		S1 Corp (Korea)	1,533
580,755		SAI Global Ltd (New)	1,678
20,052		Sato Corp	427
2,750		Seche Environnement S.A.	90
165,754		Secom Co Ltd	12,299
641,076		Securitas AB (B Shares)	10,601
719,604	e	Seek Ltd	8,933
938,982	*,e	Serco Group plc	1,382
324,880		SG Fleet Group Ltd	875
7,697		SGS S.A.	16,253
100,500		Shanghai Youngsun Investment C	269
357,500	*	Shanghai Zhongyida Co Ltd	255
491,718		Shanks Group plc	584
176,825		Shenzhen Dongjiang Environmental Co Ltd	251
38,968		Societe BIC S.A.	5,855
132,800		Sohgo Security Services Co Ltd	7,190
55,553	*	SP Plus Corp	1,337
54,192		Sporton International, Inc	277
2,814,336	e	Spotless Group Holdings Ltd	2,725
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,781	e	Stantec, Inc	$2,053
237,746		Steelcase, Inc (Class A)	3,547
370,927	*	Stericycle, Inc	46,807
63,000		Sunny Friend Environmental Technology Co Ltd	268
19,784		Synergie S.A	536
346,520		Taiwan Secom Co Ltd	1,001
405,670		Taiwan-Sogo Shinkong Security Corp	505
90,000	e	Takeei Corp	769
70,757	*	Team, Inc	2,150
31,600		TechnoPro Holdings, Inc	937
164,257		Teleperformance	14,427
140,500		Temp Holdings Co Ltd	2,036
166,588		Tetra Tech, Inc	4,968
312,000		Tianjin Capital Environmental Protection Group Co Ltd	189
147,200	e	Toppan Forms Co Ltd	1,638
625,669		Toppan Printing Co Ltd	5,246
111,938	m	Towers Watson & Co	13,283
264,661		Tox Free Solutions Ltd	620
281,590	e	Transcontinental, Inc	4,462
59,001	*	TransUnion	1,629
44,836	*	TRC Cos, Inc	325
223,772	*	TriNet Group, Inc	3,211
197,050	*	TrueBlue, Inc	5,153
990,693		Tyco International plc	36,368
46,795		Unifirst Corp	5,106
63,025		US Ecology, Inc	2,783
54,870		USG People NV	1,084
814,993	*	Verisk Analytics, Inc	65,134
49,090		Viad Corp	1,431
23,374	*,e	Volt Information Sciences, Inc	176
9,711		VSE Corp	659
113,977	*	WageWorks, Inc	5,768
191,529		Waste Connections, Inc	12,371
1,209,617		Waste Management, Inc	71,367
208,490		West Corp	4,758
25,900	e	Yumeshin Holdings Co Ltd	143
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,209,168

CONSUMER DURABLES & APPAREL - 2.5%
823,000		361 Degrees International Ltd	255
222,556		Ability Enterprise Co Ltd	139
53,337	*	Accell Group NV	1,134
1,293,493		Adidas-Salomon AG.	151,029
22,591	*	Agabang&Company	182
287,540		Aksa Akrilik Kimya Sanayii	1,065
494,000		Alpargatas S.A.	1,065
185,200		Alpine Electronics, Inc	2,071
1,094,358		Altek Corp	939
298,388		Amer Sports Oyj (A Shares)	8,662
1,698,157		AmTRAN Technology Co Ltd	989
1,240,586		Anta Sports Products Ltd	2,731
1,085,952		Arcelik AS	7,384
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,791	e	Arctic Cat, Inc	$500
43,000		Arezzo Industria e Comercio S.A.	279
833,582		Arvind Ltd	3,440
35,738		Asics Corp	637
21,632		Bajaj Electricals Ltd	62
36,104	*,e	Bang & Olufsen AS (B Shares)	391
2,690,710		Barratt Developments plc	21,601
6,853	*	Basic House Co Ltd	64
31,764		Bassett Furniture Industries, Inc	1,012
29,691		Bata India Ltd	228
80,915	*,e	Beazer Homes USA, Inc	706
9,036,911		Belle International Holdings Ltd	5,239
345,081		Bellway plc	12,981
428,896		Berkeley Group Holdings plc	19,776
286,000		Best Pacific International Holdings Ltd	158
4,121		Bijou Brigitte AG.	263
105,318	*	Billabong International Ltd	149
59,251	*,e	Black Diamond, Inc	268
87,089		Bombay Dyeing & Manufacturing Co Ltd	63
2,608,000	e	Bosideng International Holdings Ltd	209
115,072		Bovis Homes Group plc	1,536
73,411	e	Breville Group Ltd	440
94,979	*	BRP, Inc	1,421
22,533	e	Brunello Cucinelli S.p.A	427
77,358		Brunswick Corp	3,712
514,758		Burberry Group plc	10,063
1,410,750	*	Cairn Homes plc	1,858
185,468		CalAtlantic Group, Inc	6,198
432,762		Callaway Golf Co	3,947
230,517		Carter’s, Inc	24,292
132,015	e	Casio Computer Co Ltd	2,662
30,895	*	Cavco Industries, Inc	2,887
18,131		CCC S.A.	775
2,340,000		Cecep Costin New Materials Grp Ltd	187
37,472	*,e	Century Communities, Inc	640
19,633	*	Cherokee, Inc	349
820,000		China Creative Home Group Ltd	70
22,118,400		China Dongxiang Group Co	4,480
1,050,000		China Lilang Ltd	643
1,131,000	*,m	China Longevity Group Co Ltd	1
15,800	e	Chofu Seisakusho Co Ltd	366
124,010		Christian Dior S.A.	22,455
735,301		Cie Financiere Richemont S.A.	48,567
1,338,000	m	Citychamp Watch & Jewellery Group Ltd	218
97,000	e	Clarion Co Ltd	301
52,400		Cleanup Corp	359
1,595,106		Coach, Inc	63,948
80,252	e	Columbia Sportswear Co	4,822
1,625,200		Consorcio ARA, S.A. de C.V.	610
9,900		Corona Corp	97
430,000	e,g	Cosmo Lady China Holdings Co Ltd	348
802,107		Crest Nicholson Holdings plc	6,466
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

189,032	*,e	CROCS, Inc	$1,818
818,022	*,m	Crompton Greaves Consumer Electricals Ltd	1,255
21,176		CSS Industries, Inc	591
4,602	*	Cuchen Co Ltd	63
13,260		Cuckoo Electronics Co Ltd	2,327
24,254		Culp, Inc	636
1,041,100		Cyrela Brazil Realty S.A.	3,020
79,541	*	Deckers Outdoor Corp	4,765
46,947		De’Longhi S.p.A.	1,067
7,726		Delta-Galil Industries Ltd	209
34,090		Descente Ltd	502
23,529		Dorel Industries, Inc (Class B)	527
1,006,730		DR Horton, Inc	30,433
66,601		Duni AB	1,105
322,261	*	Eclat Textile Co Ltd	4,246
2,302,230		Electrolux AB (Series B)	60,456
35,557		Enex Co Ltd	136
25,548	e	Escalade, Inc	301
60,814	e	Ethan Allen Interiors, Inc	1,935
216,700		Even Construtora e Incorporadora S.A.	251
254,099		Ez Tec Empreendimentos e Participacoes S.A.	1,141
294,640		Feng TAY Enterprise Co Ltd	1,565
53,300	e	Fields Corp	890
9,124		Fila Korea Ltd	760
14,276	e	Flexsteel Industries, Inc	624
925		Forbo Holding AG.	1,120
1,587,852		Formosa Taffeta Co Ltd	1,552
220,679		Forus S.A.	626
211,442	*,e	Fossil Group, Inc	9,392
176,991		Foster Electric Co Ltd	3,733
53,200		France Bed Holdings Co Ltd	490
339,999	e	Fuguiniao Co Ltd	170
90,000		Fujibo Holdings Inc	179
172,000		Fujitsu General Ltd	2,653
132,900	*,e	Funai Electric Co Ltd	1,165
313,400	*	Gafisa S.A.	234
170,761	e	Garmin Ltd	6,824
67,538	*,e	Geox S.p.A.	219
22,081	e	Gerry Weber International AG.	309
314,379		Giant Manufacturing Co Ltd	1,817
195,056	*	G-III Apparel Group Ltd	9,536
246,795		Gildan Activewear, Inc	7,525
4,880,000	*	Global Brands Group Holding Ltd	591
4,100		Goldwin, Inc	166
665,000	*	Goodbaby International Holding	359
477,313	*	GoPro, Inc	5,709
53,811	*,e	Green Brick Partners, Inc	408
7,700		Guararapes Confeccoes S.A.	122
69,656	e	GUD Holdings Ltd	371
517,000	e	Gunze Ltd	1,462
1,524,983		Haier Electronics Group Co Ltd	2,659
2,994,000	*,e	Haier Healthwise Holdings Ltd	145
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,198		Handsome Co Ltd	$428
1,699,344		Hanesbrands, Inc	48,159
16,318		Hansae Co Ltd	809
33,781		Hansae Yes24 Holdings Co Ltd	705
17,205		Hanssem Co Ltd	3,361
466,622		Harman International Industries, Inc	41,548
211,874		Hasbro, Inc	16,971
562,900		Haseko Corp	5,241
737,348		Hefei Meiling Co Ltd	420
148,600		Heiwa Corp	3,080
107,425	*	Helen of Troy Ltd	11,139
24,621	e	Hermes International	8,657
36,058		Himatsingka Seide Ltd	106
425,000	*	Hisense Kelon Electrical Holdings Co Ltd	179
5,577		Hitachi Home & Life Solutions India Ltd	102
27,164	*	HLB, Inc	423
23,925		Hooker Furniture Corp	786
474,000	e	Hosa International Ltd	136
303,789	*,e	Hovnanian Enterprises, Inc (Class A)	474
56,599		Hugo Boss AG.	3,700
152,000		Hume Industries BHD	127
367,514		Husqvarna AB (B Shares)	2,684
40,382		Huvis Corp	314
10,196		Hyundai Livart Furniture Co Ltd	309
17,360		IC Companys AS	562
114,657	*,e	Iconix Brand Group, Inc	923
423,853		Iida Group Holdings Co Ltd	8,255
1,117		Ilshin Spinning Co Ltd	141
9,222		Indo Count Industries Ltd	135
47,160	*	Installed Building Products Inc	1,255
71,929	*,e	iRobot Corp	2,539
46,756	*,e	Jakks Pacific, Inc	348
154,000		Japan Wool Textile Co Ltd	1,041
667,746	*,e	Jarden Corp	39,364
101,965	*,e	Jimmy Choo plc	188
178,499	*	Jinshan Development & Construction Co Ltd	165
174,058		JM AB	4,504
225,135		Johnson Health Tech Co Ltd	370
13,181		Johnson Outdoors, Inc	293
114,700		JVC KENWOOD Holdings, Inc	297
821,442	*	Kate Spade & Co	20,963
224,178	e	KB Home	3,201
1,058,000	*	Kinpo Electronics	348
10,800		Kitex Garments Ltd	71
34,244		KMC Kuei Meng International In	133
665,600	m	Konka Group Co Ltd	261
453,000		Kurabo Industries Ltd	784
808		Kyungbang Ltd	139
12,693		LA Opala RG Ltd	114
735,704		Lao Feng Xiang Co Ltd	2,850
400,493		La-Z-Boy, Inc	10,709
627,776		Lealea Enterprise Co Ltd	185
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

324,026		Leggett & Platt, Inc	$15,683
17,156		Lennar Corp (B Shares)	664
298,944	e	Lennar Corp (Class A)	14,457
107,971		LG Electronics, Inc	5,821
15,779		LG Fashion Corp	357
33,362	*,e	LGI Homes, Inc	808
40,000		Li Cheng Enterprise Co Ltd	215
1,314,020	*,e	Li Ning Co Ltd	609
555,965	*	Li Peng Enterprise Co Ltd	143
96,360		Libbey, Inc	1,792
45,790	e	Lifetime Brands, Inc	690
1,333		LPP S.A.	1,962
457,700	*,e	Lululemon Athletica, Inc	30,991
753,450		Luthai Textile Co Ltd	1,000
278,691		Luxottica Group S.p.A.	15,352
313,200		LVMH Moet Hennessy Louis Vuitton S.A.	53,518
58,057	*	M/I Homes, Inc	1,083
152,271		Makalot Industrial Co Ltd	916
59,418	*	Malibu Boats Inc	974
1,985,200		Man Wah Holdings Ltd	2,516
6,442	*,m	Mariella Burani S.p.A.	0
34,255	e	Marine Products Corp	260
5,700		Mars Engineering Corp	99
1,608,683		Matsushita Electric Industrial Co Ltd	14,569
5,954,362	e	Mattel, Inc	200,186
321,600		MC Group PCL	119
111,854	*	MCBC Holdings, Inc	1,575
95,119	e	MDC Holdings, Inc	2,384
244,537		Merida Industry Co Ltd	1,082
156,888	*	Meritage Homes Corp	5,720
872,413	*	Michael Kors Holdings Ltd	49,693
38,100	e	Misawa Homes Co Ltd	252
68,000		Mitsui Home Co Ltd	318
81,000	e	Mizuno Corp	373
351,601	*	Mohawk Industries, Inc	67,121
1,033,403		Moncler S.p.A	17,433
39,188		Movado Group, Inc	1,079
1,327,065		MRV Engenharia e Participacoes S.A.	4,370
9,629		Nacco Industries, Inc (Class A)	553
467,335		Namco Bandai Holdings, Inc	10,187
35,000		Nan Liu Enterprise Co Ltd	154
167,627	*	Nautilus, Inc	3,239
25,083	*,e	New Home Co Inc	308
38,609	e	New Wave Group AB (B Shares)	166
1,505,901	e	Newell Rubbermaid, Inc	66,696
479,129		Nien Hsing Textile Co Ltd	365
4,818,135		Nike, Inc (Class B)	296,171
143,224	e	Nikon Corp	2,190
283,911		Nobia AB	2,967
41,765	*	NVR, Inc	72,354
954,531	e	Onward Kashiyama Co Ltd	6,513
279,153		Oriental Weavers	228
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,245,847	*,g	OVS S.p.A	$7,301
68,469		Oxford Industries, Inc	4,603
648,000	*,e,g	Ozner Water International Holding Ltd	102
1,909,778	e	Pacific Textile Holdings Ltd	2,762
9,219		Page Industries Ltd	1,685
260,000	e	PanaHome Corp	1,950
151,070		Pandora AS	19,751
3,346	*	PDG Realty S.A.	4
402,000	*,m	Peace Mark Holdings Ltd	0
2,603,000		Peak Sport Products Co Ltd	639
25,011		Pegas Nonwovens S.A.	783
302,765	*,e	Performance Sports Group Ltd	963
39,887	*	Performance Sports Group Ltd (Canada)	127
66,235	*	Perry Ellis International, Inc	1,219
366,097		Persimmon plc	10,939
340,379		Phillips-Van Heusen Corp	33,718
28,258		PIK Group (GDR)	105
14,617,702	*,e	Pioneer Corp	38,751
8,104,857		Playmates Holdings Ltd	9,535
2,380,000		Playmates Toys Ltd	496
69,863	e	Polaris Industries, Inc	6,880
167,771		Pool Corp	14,720
6,493,935		Pou Chen Corp	8,271
7,600	e	Pressance Corp	291
920,000	*,e	Prime Success International Group Ltd	122
8,236,400		PT Sri Rejeki Isman Tbk	201
2,601,556		Pulte Homes, Inc	48,675
183,009		Rajesh Exports Ltd	1,717
238,834	e	Ralph Lauren Corp	22,990
70,785		Raymond Ltd	434
811,464		Redrow plc	4,680
28,797		Rinnai Corp	2,544
1,588,562		Ruentex Industries Ltd	2,617
27,328	*,e	Safilo Group S.p.A.	243
48,744	e	Salvatore Ferragamo Italia S.p.A	1,243
51,114		Samick Musical Instruments Co Ltd	131
906,000		Sampo Corp	379
816,000		Samson Holding Ltd	98
86,700		Sangetsu Co Ltd	1,569
63,721		Sankyo Co Ltd	2,373
88,000		Sanyo Shokai Ltd	200
19,392		SEB S.A.	2,010
306,894		Sega Sammy Holdings, Inc	3,344
211,000		Seiko Holdings Corp	835
1,062,930		Seiren Co Ltd	11,928
798,395		Sekisui Chemical Co Ltd	9,829
2,246,177		Sekisui House Ltd	37,897
85,014	*	Sequential Brands Group, Inc	543
860,341	*,m	Servicios Corporativos Javer SAPI de C.V.	939
394,500		Shanghai Haixin Group Co	312
1,309,000	*,e	Sharp Corp	1,492
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	172
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

666,493		Shenzhou International Group Holdings Ltd	$3,631
88,845		Shimano, Inc	13,933
349,000	e	Sitoy Group Holdings Ltd	110
443,167	*	Skechers U.S.A., Inc (Class A)	13,494
58,269	*	Skullcandy, Inc	207
6,421,229		Skyworth Digital Holdings Ltd	3,981
223,329	*	Smith & Wesson Holding Corp	5,945
6,671,713		Sony Corp	171,537
214,746		Sony Corp (ADR)	5,523
829,803	*,g	Spin Master Corp	14,657
12,060		SRF Ltd	238
9,000	e	SRI Sports Ltd	80
27,200		Starts Corp, Inc	604
5,629,987		Steinhoff International Holdings NV	36,890
925,997	e	Steinhoff International Holdings NV (GR)	6,035
138,188	*	Steven Madden Ltd	5,118
85,146	e	Sturm Ruger & Co, Inc	5,822
239,354		Sumitomo Forestry Co Ltd	2,748
11,132	e	Superior Uniform Group, Inc	198
26,095	e	Swatch Group AG.	9,003
185,706		Swatch Group AG. (Registered)	12,496
6,656		Symphony Ltd	239
879,602		Tainan Spinning Co Ltd	370
604,600		Taiwan Paiho Ltd	1,810
13,500		Tamron Co Ltd	221
1,951,298	*	Tatung Co Ltd	326
78,441	*	Taylor Morrison Home Corp	1,108
5,859,518		Taylor Wimpey plc	15,969
1,720,000	e	TCL Multimedia Technology Holdings Ltd	1,053
1,825,500		Techtronic Industries Co	7,232
32,414		Ted Baker plc	1,268
223,016		Telford Homes plc	1,085
462,063	*,e	Tempur-Pedic International, Inc	28,089
955,500		Texhong Textile Group Ltd	969
1,638,000		Texwinca Holdings Ltd	1,600
467,261		Thomson	2,915
60,260	g	Thule Group AB	829
1,444,000		Time Watch Investments Ltd	182
10,622	e	Tod’s S.p.A.	756
16,190		Token Corp	1,322
227,587	*	Toll Brothers, Inc	6,716
447,021	*	TomTom NV	4,355
54,868	e	Tomy Co Ltd	400
39,831	*	TopBuild Corp	1,185
58,000		Topkey Corp	202
79,000		Toung Loong Textile Manufacturing	220
386,077	*	TRI Pointe Homes, Inc	4,548
32,731		Trigano S.A.	2,148
15,268,000	e	Trinity Ltd	1,595
325,500		TSI Holdings Co Ltd	2,167
173,003		Tsutsumi Jewelry Co Ltd	3,665
2,720		TTK Prestige Ltd	177
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

137,478	*	Tumi Holdings, Inc	$3,687
232,867	e	Tupperware Corp	13,502
376,161	*,e	Under Armour, Inc (Class A)	31,910
36,747	*	Unifi, Inc	842
6,192,000	*,e	Unitika Ltd	2,968
44,128	*	Universal Electronics, Inc	2,735
203,100	e	Universal Entertainment Corp	3,371
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
9,981		Vaibhav Global Ltd	48
35,286		Vardhman Textiles Ltd	412
49,853	*,e	Vera Bradley, Inc	1,014
76,167	*	Vestel Elektronik Sanayi	159
980,571		VF Corp	63,502
67,197		Videocon Industries Ltd	108
102,413	*,e	Vince Holding Corp	648
143,594	*	Vista Outdoor, Inc	7,454
174,627		Wacoal Holdings Corp	2,084
36,989	*	WCI Communities, Inc	687
440,500		Weiqiao Textile Co	318
3,738,000		Welling Holding Ltd	603
553,380		Welspun India Ltd	827
18,640	e	Weyco Group, Inc	496
208,290		Whirlpool Corp	37,563
47,784	*	Whirlpool of India Ltd	507
48,629	*,e	William Lyon Homes, Inc	705
1,196,000	*	Winshine Entertainment & Media Holding Co Ltd	45
421,901		Wolverine World Wide, Inc	7,771
187,703		Woongjin Coway Co Ltd	15,810
194,631		Wuxi Little Swan Co Ltd	517
3,231,500	e	XTEP International Holdings	1,743
207,950		Yamaha Corp	6,255
15,300	e	Yondoshi Holdings, Inc	378
9,000	e	Yonex Co Ltd	356
20,040		Youngone Corp	843
10,754		Youngone Holdings Co Ltd	678
653,907		Yue Yuen Industrial Holdings	2,248
1,058,000	e	Yuxing InfoTech Investment Holdings Ltd	361
66,299	*,e	Zagg, Inc	597
170,764		Zeng Hsing Industrial Co Ltd	789
79,600		Zhonglu Co Ltd	237
24,900	e	Zojirushi Corp	397
		TOTAL CONSUMER DURABLES & APPAREL	2,816,504

CONSUMER SERVICES - 2.1%
59,588	*,e	2U, Inc	1,347
11,800	*,e	500.com Ltd (ADR)	197
377,519		888 Holdings plc	1,151
2,378,537		Accor S.A.	100,616
47,800	e	Accordia Golf Co Ltd	449
14,801,700		Accordia Golf Trust	6,589
663,864		Advtech Ltd	618
127,911		Ainsworth Game Technology Ltd	229
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,945,000		Ajisen China Holdings Ltd	$3,323
853,502		Alsea SAB de C.V.	3,203
96,934	*,e	Amaya, Inc	1,299
344,000		Ambassador Hotel	284
38,161	*	American Public Education, Inc	787
227,158	*	Apollo Group, Inc (Class A)	1,866
2,262,898		ARAMARK Holdings Corp	74,947
405,535		Ardent Leisure Group	710
515,551		Aristocrat Leisure Ltd	4,067
75,064	*	Ascent Media Corp (Series A)	1,112
68,400	e	Atom Corp	401
122,443	*	Autogrill S.p.A.	1,018
2,075,316	*	Belmond Ltd.	19,695
54,625	e	Benesse Holdings Inc	1,573
486,091		Berjaya Sports Toto BHD	394
99,011		Betsson AB	1,534
50,658	*	BJ’s Restaurants, Inc	2,106
615,807		Bloomin’ Brands, Inc	10,389
50,202		Bob Evans Farms, Inc	2,344
21,693	*,e	Bojangles’, Inc	369
359,639	*	Boyd Gaming Corp	7,430
78,216	*	Bravo Brio Restaurant Group, Inc	606
139,326	*	Bridgepoint Education, Inc	1,404
89,368	*	Bright Horizons Family Solutions	5,789
472,118		Brinker International, Inc	21,694
68,130	*	Buffalo Wild Wings, Inc	10,091
134,624	*,e	Caesars Acquisition Co	824
136,169	*,e	Caesars Entertainment Corp	926
590,000	e	Cafe de Coral Holdings Ltd	1,715
33,499	*	Cambium Learning Group, Inc	143
71,765	e	Capella Education Co	3,778
88,170		Cara Operations Ltd	1,979
394,675	*	Career Education Corp	1,792
1,705,733		Carnival Corp	90,012
593,116		Carnival plc	31,859
34,480	e	Carriage Services, Inc	745
190,176	*	Carrols Restaurant Group, Inc	2,746
116,667		Cheesecake Factory	6,194
189,520	*,e	Chegg, Inc	845
51,629		China Lodging Group Ltd (ADR)	1,973
6,960,000		China LotSynergy Holdings Ltd	283
3,714,000	e	China Maple Leaf Educational Systems Ltd	2,355
88,000	*	China Nuclear Energy Technology Corp Ltd	16
2,336,000		China Travel International Inv HK	784
1,405,000	*,e	China Vanguard Group Ltd	109
150,365	*	Chipotle Mexican Grill, Inc (Class A)	70,817
62,492		Choice Hotels International, Inc	3,378
30,116		Churchill Downs, Inc	4,454
39,181	*,e	Chuy’s Holdings, Inc	1,217
18,689		Cie des Alpes	315
63,686		City Lodge Hotels Ltd	634
105,085		ClubCorp Holdings, Inc	1,475
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,110		Collectors Universe	$301
47,200	e	Colowide Co Ltd	714
784,606		Compass Group plc	13,831
274,157	e	Corporate Travel Management Lt	2,817
123,577		Cox & Kings India Ltd	337
45,791	e	Cracker Barrel Old Country Store, Inc	6,991
38,400		Create Restaurants Holdings, Inc	359
2,474		Credu Corp	100
410,418		Crown Resorts Ltd	3,916
176,300		CVC Brasil Operadora e Agencia de Viagens S.A.	821
105,669		Daekyo Co Ltd	984
120,000		Dahan Development Corp	216
5,700	e	Daisyo Corp	76
242,310		Darden Restaurants, Inc	16,065
74,931	*	Dave & Buster’s Entertainment, Inc	2,906
55,887	*	Del Frisco’s Restaurant Group, Inc	927
31,809		Delta Corp Ltd	32
372,759	*	Denny’s Corp	3,862
154,988	e	DeVry Education Group, Inc	2,677
100,236	*,e	Diamond Resorts International, Inc	2,436
48,562		Dignity plc	1,726
41,362	e	DineEquity, Inc	3,864
7,518		DO & CO AG.	907
12,147		DO & CO AG. (Istanbul)	1,457
118,646		Domino’s Pizza Enterprises Ltd	5,222
446,648		Domino’s Pizza UK & IRL plc	6,463
48,576		Domino’s Pizza, Inc	6,405
400,014	*,e	Donaco International Ltd	167
63,000		Doutor Nichires Holdings Co Ltd	1,017
5,351,814	*	Dubai Parks & Resorts PJSC	1,894
64,770	e	Dunkin Brands Group, Inc	3,055
1,734,800	e	Dynam Japan Holdings Co Ltd	2,500
144,885		EIH Ltd	228
68,440	*,e	El Pollo Loco Holdings, Inc	913
68,824	*	Eldorado Resorts, Inc	787
6,018	*	Emerson Pacific, Inc	174
905,000		Emperor Entertainment Hotel Ltd	181
8,457	*,e	Empire Resorts, Inc	115
223,994	e	EnerCare, Inc	2,630
417,113	*	Enterprise Inns plc	572
1,281,100		Erawan Group PCL	161
625,349		Estacio Participacoes S.A.	2,056
52,307	*,g	Evolution Gaming Group AB	1,825
2,480,593		Extended Stay America, Inc	40,434
146,394	e	Famous Brands Ltd	1,159
87,654	*	Fiesta Restaurant Group, Inc	2,873
84,481		First Hotel	49
145,034	e	Flight Centre Travel Group Ltd	4,804
260,143	*,e	Fogo De Chao, Inc	4,061
37,990		Formosa International Hotels Corp	229
780,000	e	Fu Shou Yuan International Group Ltd	559
45,000	e	Fuji Kyuko Co Ltd	618
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,000	e	Fujita Kanko, Inc	$300
272,020	e	G8 Education Ltd	785
31,800		GAEC Educacao S.A.	88
2,037,155		Galaxy Entertainment Group Ltd	7,648
3,391,208		Genting BHD	8,520
5,088,693		Genting Singapore plc	3,150
953,200	e	GL Ltd	618
936,742		Gold Reef Resorts Ltd	1,497
58,000		Gourmet Master Co Ltd	463
1,839		Graham Holdings Co	883
112,862	*	Grand Canyon Education, Inc	4,824
28,548		Grand Korea Leisure Co Ltd	570
40,615	*	Great Canadian Gaming Corp	582
264,207		Greene King plc	3,303
735,418		GVC Holdings plc	5,334
608,605	e	H&R Block, Inc	16,079
27,872	*,e	Habit Restaurants, Inc	519
1,152,000	*,g	Haichang Holdings Ltd	246
8,108		Hana Tour Service, Inc	601
11,500		Hiday Hidaka Corp	289
1,599,375		Hilton Worldwide Holdings, Inc	36,018
23,500	e	Hiramatsu Inc	155
35,100		HIS Co Ltd	979
13,300	*,e	Homeinns Hotel Group (ADR)	474
247,200	*,e	Hoteles City Express SAB de C.V.	301
381,082	*	Houghton Mifflin Harcourt Co	7,599
146,850		Huangshan Tourism Development Co Ltd	296
178,360	*,e	Hyatt Hotels Corp	8,827
5,400	e	Ichibanya Co Ltd	345
486,891	*	Indian Hotels Co Ltd	727
94,675		InterContinental Hotels Group plc	3,896
356,301	e	International Game Technology plc	6,502
65,915		International Speedway Corp (Class A)	2,433
75,754	e	Intertain Group Ltd	605
260,382	e	Interval Leisure Group, Inc	3,760
121,213	*	Intralot S.A.-Integrated Lottery Systems & Services	155
164,778	*,e	Intrawest Resorts Holdings Inc	1,409
92,284	e	Invocare Ltd	888
219,312	*	Isle of Capri Casinos, Inc	3,070
33,839	*	J Alexander’s Holdings, Inc	357
142,244		Jack in the Box, Inc	9,085
27,765	*,e	Jamba, Inc	343
530,172		Jollibee Foods Corp	2,613
25,694		Jubilant Foodworks Ltd	495
300,442	*	K12, Inc	2,971
264,270		Kangwon Land, Inc	9,447
62,600	e	Kappa Create Co Ltd	684
15,400	e	Kisoji Co Ltd	296
365,000	*	KNT-CT Holdings Co Ltd	586
21,059	*,e	Kona Grill, Inc	273
7,400		Koshidaka Holdings Co Ltd	141
316,537	*	Krispy Kreme Doughnuts, Inc	4,935
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,181,824		Kroton Educacional S.A.	$13,352
2,969		Kuoni Reisen Holding	1,114
8,400		Kura Corp	405
9,200	e	Kyoritsu Maintenance Co Ltd	792
369,758	*,e	La Quinta Holdings, Inc	4,622
868,302		Ladbrokes plc	1,452
449,449		Las Vegas Sands Corp	23,228
9,234	e	Liberty Tax, Inc	181
231,291	*,e	LifeLock, Inc	2,792
130,000		Lion Travel Service Co Ltd	440
1,706,000	*,e	Macau Legend Development Ltd	238
545,500		Magnum BHD	345
21,724		Mahindra Holidays & Resorts India Ltd	127
537,670		Mantra Group Ltd	1,867
76,069		Marcus Corp	1,442
133,636	e	Marriott International, Inc (Class A)	9,512
85,812		Marriott Vacations Worldwide Corp	5,792
488,425		Marston’s plc	1,065
6,900		Matsuya Foods Co Ltd	170
1,471,600		Max’s Group, Inc	725
2,085,972		McDonald’s Corp	262,165
17,353	e	McDonald’s Holdings Co Japan Ltd	411
17,300	e	Meiko Network Japan Co Ltd	189
330,359	e	Melco Crown Entertainment Ltd (ADR)	5,454
76,489,600		Melco Crown Philippines Resorts Corp	4,202
644,000	e	Melco International Development	896
75,736		Melia Hotels International S.A.	889
1,234,194	g	Merlin Entertainments plc	8,206
1,645,700		MGM China Holdings Ltd	2,521
4,248,283	*	MGM Resorts International	91,083
4,472,240		Minor International PCL (Foreign)	4,681
171,659		Mitchells & Butlers plc	685
9,914		Modetour Network, Inc	261
22,809	*	Monarch Casino & Resort, Inc	444
19,900	e	MOS Food Services, Inc	520
31,668		MPK Group, Inc	85
30,018	e	MTY Food Group, Inc	798
769,879	e	Navitas Ltd	2,994
180,369	*	NET Holding AS	197
119,900		New Oriental Education & Technology Group (ADR)	4,147
159,760	*,e	NH Hoteles S.A.	733
27,899	*,e	Noodles & Co	331
24,525	*,e	Nord Anglia Education, Inc	512
2,515,308	*	Norwegian Cruise Line Holdings Ltd	139,071
8,100		Ohsho Food Service Corp	249
558,064		OPAP S.A.	3,907
10,431	*	Orascom Development Holding AG.	94
471,400	e	Oriental Land Co Ltd	33,375
373,900	e	Overseas Union Enterprise Ltd	467
87,535		Paddy Power plc	12,209
54,810	*,e	Pandox AB	953
32,785	*	Panera Bread Co (Class A)	6,715
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

130,501	e	Papa John’s International, Inc	$7,072
471,212	*,e	Papa Murphy’s Holdings, Inc	5,631
53,713		Paradise Co Ltd	681
287,014	*	Penn National Gaming, Inc	4,790
4,337	*	Pierre & Vacances	157
165,274	*	Pinnacle Entertainment, Inc	5,801
53,059	*,e	Planet Fitness, Inc	862
59,900	e	Plenus Co Ltd	1,080
111,169	*,e	Popeyes Louisiana Kitchen, Inc	5,787
44,516	*,e	Potbelly Corp	606
373,100		Prestariang BHD	282
35,176	*	Red Robin Gourmet Burgers, Inc	2,268
165,168	*	Regis Corp	2,509
3,616,634		Resorts World BHD	4,208
155,600	e	Resorttrust, Inc	3,490
2,046		Restaurant Brands International LP	79
1,527,602	e	Restaurant Brands International, Inc	59,317
264,312		Restaurant Brands International, Inc (Toronto)	10,265
170,315		Restaurant Group plc	959
98,242	e	Retail Food Group Ltd	388
8,535,535	e,m	REXLot Holdings Ltd	484
85,938		Rezidor Hotel Group AB	407
14,400	e	Ringer Hut Co Ltd	314
85,400	e	Round One Corp	481
148,048		Royal Caribbean Cruises Ltd	12,162
23,000	e	Royal Holdings Co Ltd	464
151,839	*	Ruby Tuesday, Inc	817
191,958		Ruth’s Chris Steak House, Inc	3,534
25,300		Saizeriya Co Ltd	520
8,405,164	e	Sands China Ltd	34,313
123,711	*,e	Scientific Games Corp (Class A)	1,167
163,714	e	SeaWorld Entertainment, Inc	3,448
10,718		Seoul Auction Co Ltd	203
246,400	g	Ser Educacional S.A.	724
463,400		Service Corp International	11,437
649,759	*	ServiceMaster Global Holdings, Inc	24,483
14,290	*,e	Shake Shack, Inc	533
1,184,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	483
61,449		Shanghai Jinjiang International Travel Co Ltd	270
1,038,120		Shangri-La Asia Ltd	1,186
1,502		Shinsegae Food Co Ltd	171
212,196		Six Flags Entertainment Corp	11,775
4,552,613	e	SJM Holdings Ltd	3,257
40,580		SkiStar AB (Series B)	582
2,361,615		Sky City Entertainment Group Ltd	8,171
91,100	e	Skylark Co Ltd	1,202
127,194		Slater & Gordon Ltd	25
26,202		Sodexho Alliance S.A.	2,820
620,796		Sonic Corp	21,827
193,292	e	Sotheby’s (Class A)	5,167
71,799		Speedway Motorsports, Inc	1,424
136,854		Spur Corp Ltd	261
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

570,436		SSP Group plc	$2,373
12,800		St Marc Holdings Co Ltd	353
3,139,382		Star Entertainment Grp Ltd	13,654
5,986,923		Starbucks Corp	357,419
223,079		Starwood Hotels & Resorts Worldwide, Inc	18,611
3,878	*	Steak N Shake Co	1,441
36,714	*,e	Strayer Education, Inc	1,790
87,831	e	Sun International Ltd	408
2,128,100		Ta Enterprise BHD	319
1,489,500		TA Global BHD	103
1,458,391		Tabcorp Holdings Ltd	4,782
14,500	*,e	TAL Education Group (ADR)	720
19,900	*	Tarena International, Inc (ADR)	215
1,275,661		Tattersall’s Ltd	3,696
169,415	e	Texas Roadhouse, Inc (Class A)	7,383
1,248,000	*	Thomas Cook Group plc	1,662
81,408		Thomas Cook India Ltd	231
155,000		Tokyo Dome Corp	702
126,000	e	Tokyotokeiba Co Ltd	253
18,700		Toridoll.corp	377
6,600		Tosho Co Ltd	262
508,000	e	Tsui Wah Holdings Ltd	97
17,800	e	Tsukada Global Holdings Inc	115
595,592		TUI AG. (DI)	9,213
797,547		Unibet Group plc (ADR)	9,041
59,214	e	Universal Technical Institute, Inc	255
124,235		Vail Resorts, Inc	16,610
126,700	e	Watami Co Ltd	1,125
50,120	*,e	Weight Watchers International, Inc	728
166,093	e	Wendy’s	1,809
79,098	e	Wetherspoon (J.D.) plc	799
81,573		Whistler Blackcomb Holdings, Inc	1,681
94,667		Whitbread plc	5,374
315,463		William Hill plc	1,476
15,822	*,e	Wingstop, Inc	359
54,220		Wowprime Corp	235
425,526		Wyndham Worldwide Corp	32,523
3,794,771	*,e	Wynn Macau Ltd	5,868
107,640	e	Wynn Resorts Ltd	10,057
309,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	208
11,200		Xueda Education Group (ADR)	60
325,000		YBM Sisa.com, Inc	1,256
24,000		Yomiuri Land Co Ltd	123
51,600	e	Yoshinoya D&C Co Ltd	631
442,723		Yum! Brands, Inc	36,237
16,280		Zeal Network SE	767
177,700	e	Zensho Co Ltd	2,127
568,000		Zhuhai Holdings Investment Group Ltd	88
745,971	*,e	Zoe’s Kitchen, Inc	29,085
		TOTAL CONSUMER SERVICES	2,361,586
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 3.4%
2,128,700		3i Group plc	$13,919
92,224		ABC Arbitrage	580
1,422,905		Aberdeen Asset Management plc	5,648
56,335		Ackermans & Van Haaren	7,982
228,350	*,e	Acom Co Ltd	1,150
110,300		Aeon Credit Service M BHD	361
316,548		AEON Financial Service Co Ltd	7,452
103,514	*	Affiliated Managers Group, Inc	16,811
70,000		AFP Habitat S.A.	90
1,389,533	*,e,m	African Bank Investments Ltd	1
58,634	e	AGF Management Ltd	232
273,000	*,e	Aiful Corp	964
1,904,340		AIRA Capital Co Ltd	125
22,592	e	Aker ASA (A Shares)	421
2,178,237		Al Waha Capital PJSC	1,258
34,110	e	Alaris Royalty Corp	735
685,512		Alexander Forbes Group Holdings Ltd	311
233,743	*,e	Allied Minds plc	1,594
831,641	*	Ally Financial, Inc	15,568
1,167,289	*	Amanat Holdings PJSC	272
2,017,171		American Express Co	123,854
1,408,658		Ameriprise Financial, Inc	132,428
409,348	*,e,g	Amundi S.A.	19,455
1,760,154	g	Anima Holding S.p.A	12,836
773,386		ARA Asset Management Ltd	672
56,060	e	Arlington Asset Investment Corp (Class A)	702
181,524		Arrow Global Group plc	652
73,410		Artisan Partners Asset Management, Inc	2,264
2,725	*,e	Ashford, Inc	124
495,847	e	Ashmore Group plc	2,044
12,981	*,m	Asia Pacific Investment Partners Limited	75
1,047,600		Asia Plus Group Holdings PCL	101
16,518	*	Associated Capital Group, Inc	463
88,151		Aurelius AG.	5,349
311,415		Australian Stock Exchange Ltd	9,879
19,212		Avanza AB	855
329,186		Ayala Corp	5,363
2,215	*,m	Ayala Corp Preferred	0	^
98,445		Azimut Holding S.p.A.	2,264
49,041		Banca Generali S.p.A	1,440
119,531		Banca IFIS S.p.A.	3,956
187,812		Banca Mediolanum S.p.A	1,498
3,709,779		Bank of New York Mellon Corp	136,631
8,917	*,e	BBX Capital Corp	142
465,853		BGC Partners, Inc (Class A)	4,216
192,753		BinckBank NV	1,435
199,463		BlackRock, Inc	67,931
290,400		Blackstone Group LP	8,146
3,624,786		BM&F Bovespa S.A.	15,505
1,141,400		Bolsa Mexicana de Valores S.A. de C.V.	1,954
69,644	e	Bolsas y Mercados Espanoles	2,243
1,393,100	*,e	Brait S.A.	15,746
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

365,710		Brewin Dolphin Holdings plc	$1,363
3,282,000		Bright Smart Securities & Commodities Group Ltd	933
163,354		BT Investment Management Ltd	1,213
179,219		Bure Equity AB	1,534
1,324,800		Bursa Malaysia BHD	3,020
96,817	e	Calamos Asset Management, Inc (Class A)	822
20,074	e	Callidus Capital Corp	207
86,908		Canaccord Financial, Inc	268
23,862		Capital First Ltd	155
794,427		Capital One Financial Corp	55,062
1,513,000		Capital Securities Corp	413
63,145	e	Cash America International, Inc	2,440
1,758,000	*	Cash Financial Services Group Ltd	81
218,983		CBOE Holdings, Inc	14,306
96,033		Cembra Money Bank AG.	6,703
3,345,000		Central China Securities Co Ltd	1,748
36,101		Century Leasing System, Inc	1,337
369,566		Cerved Information Solutions S.p.A	3,037
242,315		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,706
1,154,537		Chailease Holding Co Ltd	2,011
1,125,064		Challenger Financial Services Group Ltd	7,220
1,672,169		Charles Schwab Corp	46,854
843,000		China Bills Finance Corp	322
10,906,200		China Cinda Asset Management Co Ltd	3,828
1,126,137		China Everbright Ltd	2,361
3,190,000	*,e	China Financial International Investments Ltd	292
11,823,000		China Galaxy Securities Co Ltd	11,515
14,700,000	e	China LNG Group Ltd	541
112,665	e	China Merchants China Direct Investments Ltd	166
455,186	e	CI Financial Corp	10,059
813,113	*	Citadel Capital Corp	147
3,217,903	e	CITIC Securities Co Ltd	7,549
152,580		Close Brothers Group plc	2,760
378,368		CME Group, Inc	36,342
224,268		Coface S.A.	1,849
49,995		Cohen & Steers, Inc	1,946
28,591	*	Consumer Portfolio Services, Inc	121
266,782	e	Coronation Fund Managers Ltd	1,324
16,641		Corp Financiera Alba	644
33,572		Corp Financiera Colombiana S.A.	435
66,656		Corp Financiera Colombiana S.A. (CD)	849
263,618	*,e	Cowen Group, Inc	1,004
38,700	*,e	Credit Acceptance Corp	7,026
27,262		Credit Analysis & Research Ltd	386
1,789,600	e	Credit China Holdings Ltd	747
125,864		Credit Saison Co Ltd	2,189
1,678,417	*	Credit Suisse Group	23,702
1,124,551		Credito Real SAB de C.V.	2,400
31,446		CRISIL Ltd	854
227,112		Daewoo Securities Co Ltd	1,643
126,408		Daishin Securities Co Ltd	1,326
21,344		Daishin Securities Co Ltd PF	143
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,608,160		Daiwa Securities Group, Inc	$28,324
72,388		DeA Capital S.p.A.	104
1,341,920		Deutsche Bank AG.	22,782
25,434	*	Deutsche Beteiligungs AG.	780
897,658		Deutsche Boerse AG.	76,430
9,575		Diamond Hill Investment Group, Inc	1,698
960,000	*,e	Differ Group Holding Co Ltd	98
647,349		Discover Financial Services	32,963
2,340,345		Dubai Financial Market	866
80,291	*,e	Dundee Corp	371
531,862	*	E*TRADE Financial Corp	13,025
279,094		Eaton Vance Corp	9,355
322,049		Eclipx Group Ltd	752
333,752		Edelweiss Capital Ltd	284
6,942	e	EFG Financial Products Holding AG.	657
146,788		EFG International	840
677,857		Egypt Kuwait Holding Co	317
465,499	*	Egyptian Financial Group-Hermes Holding	530
299,106		Element Financial Corp	3,224
11,112,000		Emperor Capital Group Ltd	933
64,943	*,e	Encore Capital Group, Inc	1,672
68,596	*	Enova International, Inc	433
65,632	*	Eugene Investment & Securities Co Ltd	159
55,317	*	Eurazeo	3,736
1,120,851	g	Euronext NV	46,487
151,764		Evercore Partners, Inc (Class A)	7,854
71,756		Exor S.p.A.	2,567
130,218	*	Ezcorp, Inc (Class A)	387
132,229		Factset Research Systems, Inc	20,037
128,299	*,g	Fairfax India Holdings Corp	1,392
4,549,395		Far East Horizon Ltd	3,505
1,194,000	*	FDG Kinetic Ltd	163
279,145		Federated Investors, Inc (Class B)	8,053
6,996	e	Ferratum Oyj	192
69,496	e	Fiera Capital Corp	722
128,518	e	Financial Engines, Inc	4,039
238,500	e	Financial Products Group Co Ltd	2,870
122,656		First Cash Financial Services, Inc	5,650
3,062,785		First Pacific Co	2,287
6,233,767	e	FirstRand Ltd	20,357
1,249,760	e	FlexiGroup Ltd	2,371
298,201	g	Flow Traders	13,823
201,402	*	FNFV Group	2,185
726,624		Franklin Resources, Inc	28,375
13,040,000	*	Freeman Financial Corp Ltd	697
18,751,380		Fubon Financial Holding Co Ltd	23,884
31,530,453		Fuhwa Financial Holdings Co Ltd	11,258
13,900		Fuyo General Lease Co Ltd	593
72,458		Gain Capital Holdings, Inc	475
15,734		GAMCO Investors, Inc (Class A)	583
2,450,463	e	Gentera SAB de C.V.	4,817
1,486,200	*,e	GF Securities Co Ltd	3,622
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,366		Gimv NV	$1,289
63,215		Gluskin Sheff + Associates, Inc	897
1,692,971	n	Goldman Sachs Group, Inc	265,763
920,000	*	Good Resources Holdings Ltd	96
298,171	*,e	Green Dot Corp	6,849
72,321		Greenhill & Co, Inc	1,606
7,604		GRENKELEASING AG.	1,615
120,183		Groupe Bruxelles Lambert S.A.	9,902
469,371		Grupo de Inversiones Suramericana S.A.	6,242
120,425		Grupo de Inversiones Suramericana S.A. (Preference)	1,573
75,000	e	Grupo Financiero Interacciones S.A. de C.V.	425
182,070		GT Capital Holdings, Inc	5,492
796,497	*	Gulf General Investment Co	136
42,500	*	Guolian Securities Co Ltd	23
11,270,800	e	Guotai Junan International Hol	3,949
1,080,665		Haci Omer Sabanci Holding AS	3,739
4,713,212		Haitong Securities Co Ltd	8,058
20,683		Hankook Tire Worldwide Co Ltd	415
48,429		Hanwha Securities Co	151
251,761		Hargreaves Lansdown plc	4,848
192,822		Hellenic Exchanges S.A.	1,086
2,832,940		Henderson Group plc	10,479
243,437		HFF, Inc (Class A)	6,702
274,100		Hitachi Capital Corp	5,961
15,702		HMC Investment Securities Co Ltd	135
91,390	*,e,g	Hoist Finance AB	816
762,585	e	Hong Kong Exchanges and Clearing Ltd	18,375
59,542		Houlihan Lokey, Inc	1,483
2,187,600	*,g	Huatai Securities Co Ltd	5,198
152,941		Hyundai Securities Co	919
79,100	e	IBJ Leasing Co Ltd	1,402
181,181		ICAP plc	1,232
668,400	e	Ichigo Holdings Co Ltd	2,757
31,100	e	Ichiyoshi Securities Co Ltd	265
1,602,044		IFCI Ltd	598
455,472		IG Group Holdings plc	5,225
189,824	e	IGM Financial, Inc	5,718
228,926		India Infoline Ltd	713
401,022		Indiabulls Housing Finance Ltd	3,934
18,736		Indiabulls Securities Ltd	4
49,689		Industrivarden AB	846
188,892		Infrastructure Development Finance Co Ltd	115
14,959,829		ING Groep NV	179,021
533,901		ING Groep NV (ADR)	6,369
126,851	e	Interactive Brokers Group, Inc (Class A)	4,988
179,983	*,m	Interbolsa S.A.	0	^
368,352		IntercontinentalExchange Group, Inc	86,614
266,036		Intermediate Capital Group plc	2,361
737,395		International Personal Finance plc	3,085
37,177	*	INTL FCStone, Inc	994
59,091		Inversiones La Construccion S.A.	672
480,652		Invesco Ltd	14,790
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

257,694		Investec Ltd	$1,916
960,579		Investec plc	7,046
94,582		Investment Technology Group, Inc	2,090
655,058		Investor AB (B Shares)	23,156
289,143	e	IOOF Holdings Ltd	1,959
3,061,500	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,971
67,474	e	iShares Dow Jones US Real Estate Index Fund	5,254
390,702	e	iShares MSCI Canada Index Fund	9,264
2,093,656	e	iShares MSCI EAFE Index Fund	119,611
1,073,826	e	iShares MSCI Emerging Markets	36,779
17,400		Iwai Securities Co Ltd	169
67,800	e	J Trust Co Ltd	547
129,000	e	Jaccs Co Ltd	535
100,417	*	Jafco Co Ltd	3,083
568,060		Janus Capital Group, Inc	8,311
1,430,900		Japan Securities Finance Co Ltd	5,736
1,673,658		Jih Sun Financial Holdings Co Ltd	371
205,581		JM Financial Ltd	118
219,307	e	JSE Ltd	2,211
242,054	e	Julius Baer Group Ltd	10,374
140,357		Julius Baer Holding AG.	2,028
1,137,910		Jupiter Investment Management Group Ltd	6,675
214,800		k1 Ventures Ltd	127
1,341,000	e	kabu.com Securities Co Ltd	4,284
75,996		KBC Ancora	2,486
93,868	*	KCG Holdings, Inc	1,122
98,052		Kinnevik Investment AB (Series B)	2,777
10,213		KIWOOM Securities Co Ltd	597
95,026		Korea Investment Holdings Co Ltd	3,655
14,624		KRUK S.A.	705
481,600		Krungthai Card PCL	1,189
16,166		Kyobo Securities Co	139
15,100	e	Kyokuto Securities Co Ltd	181
817,509		L&T Finance Holdings Ltd	788
278,568	*,e	Ladenburg Thalmann Financial Services, Inc	696
876,744		Lazard Ltd (Class A)	34,018
288,656		Legg Mason, Inc	10,011
117,733	*,e	LendingClub Corp	977
610,148		Leucadia National Corp	9,866
927,979		London Stock Exchange Group plc	37,486
185,131	e	LPL Financial Holdings, Inc	4,591
94,200		Lundbergs AB (B Shares)	5,147
280,196		Macquarie Group Ltd	14,182
436,438		Magellan Financial Group Ltd	7,556
357,097		Mahindra & Mahindra Financial Services Ltd	1,316
23,658,899		Man Group plc	51,711
794,934		Manappuram General Finance & Leasing Ltd	420
137,289		MarketAxess Holdings, Inc	17,138
39,827		Marlin Business Services Corp	570
50,900	*,e	Marusan Securities Co Ltd	479
15,860,000	*	Mason Financial Holdings Ltd	666
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

881,547		Masterlink Securities Corp	$253
458,400	e	Matsui Securities Co Ltd	3,901
715,362		McGraw-Hill Financial, Inc	70,807
6,675,825		Mediobanca S.p.A.	48,010
15,573	e	Medley Management, Inc	86
33,500		Meritz finance Holdings Co Ltd	363
974,986		Meritz Securities Co Ltd	3,042
42,830,904		Metro Pacific Investments Corp	5,466
70,000		MIN XIN Holdings Ltd	63
69,754		Mirae Asset Securities Co Ltd	1,426
163,800		Mito Securities Co Ltd	453
1,060,554		Mitsubishi UFJ Lease & Finance Co Ltd	4,650
53,955		MLP AG.	175
130,254		Moelis & Co	3,677
2,562,300	e	Monex Beans Holdings, Inc	6,618
450,200		Moody’s Corp	43,471
3,308,891	n	Morgan Stanley	82,755
85,536		Morningstar, Inc	7,550
30,163		Motilal Oswal Financial Services Ltd	124
211,857		MSCI, Inc (Class A)	15,694
618,900		Muangthai Leasing PCL	341
177,595		Muthoot Finance Ltd	479
320,295		NASDAQ OMX Group, Inc	21,261
649,316		Navient Corp	7,772
111,092		Nelnet, Inc (Class A)	4,374
85,983	*	NewStar Financial, Inc	752
15,429		NICE Holdings Co Ltd	267
36,345		NICE Information Service Co Ltd	290
46,100	e	Nihon M&A Center, Inc	2,676
12,000	*,e	Noah Holdings Ltd (ADR)	299
5,131,439		Nomura Holdings, Inc	22,919
228,091		Nordnet AB (Series B)	973
145,569		Northern Trust Corp	9,487
351,280		NorthStar Asset Management Group, Inc	3,987
3,367,866		NZX Ltd	2,374
94,028		Oaktree Capital Group LLC	4,638
136,000	e	Okasan Holdings, Inc	710
135,391		OM Asset Management plc	1,807
31,251	*,e	On Deck Capital, Inc	243
95,105	*,e	OneMain Holdings, Inc	2,609
84,606		Onex Corp	5,157
24,743		Oppenheimer Holdings, Inc	390
42,999		Oresund Investment AB	1,207
357,500	*	Orient Corp	711
3,077,770		ORIX Corp	43,837
524,100		Osaka Securities Exchange Co Ltd	8,018
611,375		OSK Holdings BHD	263
222,888	e	OzForex Group Ltd	344
61,345		P2P Global Investments plc	766
10,119	e	Pargesa Holding S.A.	645
11,835		Partners Group	4,755
540,677		Peregrine Holdings Ltd	998
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

517,000	*,m	Peregrine Investment Holdings	$0
103,766	e	Perpetual Trustees Australia Ltd	3,453
82,264		Philippine Stock Exchange, Inc	509
61,251	*	Pico Holdings, Inc	627
238,304	*	Pioneers Holding	275
45,958	*	Piper Jaffray Cos	2,278
604,366		Platinum Asset Mangement Ltd	2,938
168,269	e	Plus500 Ltd	1,487
618,376		Power Finance Corp Ltd	1,599
27,324	e	PowerShares QQQ Trust Series	2,984
120,675	e	PRA Group, Inc	3,547
5,742,000		Premium Leisure Corp	112
1,013,509		President Securities Corp	431
163,029		Provident Financial plc	6,929
75,600		PSG Group Ltd	1,026
128,527		PTC India Financial Services Ltd	66
43,386		Pzena Investment Management, Inc (Class A)	328
11,203		Qatar Industrial Manufacturing Co	117
689,527	e	Ratos AB (B Shares)	4,416
300,005		Raymond James Financial, Inc	14,283
46,963	*	Regional Management Corp	804
396,675		Reliance Capital Ltd	2,207
574,785		Remgro Ltd	9,730
51,684		Repco Home Finance Ltd	452
54,197	e	Resource America, Inc (Class A)	313
31,300		Ricoh Leasing Co Ltd	929
1,134,110	e	RMB Holdings Ltd	4,696
758,300	*	Rowsley Ltd	85
556,220		Rural Electrification Corp Ltd	1,395
82,487	*,e	Safeguard Scientifics, Inc	1,093
69,230		Salam International Investment Co	253
226,186		Samsung Card Co	7,449
72,079		Samsung Securities Co Ltd	2,519
680,177		Santander Consumer USA Holdings, Inc	7,135
297,600	*,e	Sawada Holdings Co Ltd	2,647
55,544		SBI Holdings, Inc	563
75,181		Schroders plc	2,890
426,965		SEI Investments Co	18,381
5	*,m	SFCG Co Ltd	0
1,400,000	e	Shenyin Wanguo HK Ltd	685
9,857		Shinyoung Securities Co Ltd	515
760,814		Shriram Transport Finance Co Ltd	10,947
1,786,556		Singapore Exchange Ltd	10,528
11,065	*	Sixt Leasing AG.	219
262,511	*	SK Securities Co Ltd	269
82,191	*	SKS Microfinance Pvt Ltd	678
1,235,785	*	SLM Corp	7,860
768,475	*,e,m	SNS Reaal	9
7,878		Societe Fonciere Financiere et de Participations FFP	592
81,900	e	Sparx Group Co Ltd	165
4,500	e	SPDR Trust Series 1	925
113,535	e	Sprott, Inc	222
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

173,273		SREI Infrastructure Finance Ltd	$144
419,962		Srisawad Power 1979 PCL	504
455,860		State Street Corp	26,677
165,121	*	Stifel Financial Corp	4,888
6,052,000	e	Sun Hung Kai & Co Ltd	3,645
41,550		Sundaram Finance Ltd	815
162,027	*	SVG Capital plc	1,167
7,695		Swissquote Group Holding S.A.	191
14,187,459	*	Synchrony Financial	406,613
326,566		T Rowe Price Group, Inc	23,990
6,980,335	e	Tai Fook Securities Group Ltd	4,038
265,000		Taiwan Acceptance Corp	611
170,000	*,e	Takagi Securities Co Ltd	211
66,883		Tamburi Investment Partners S.p.A.	238
14,411		Tata Investment Corp Ltd	103
197,412		TD Ameritrade Holding Corp	6,224
88,511	e	Tiptree Financial, Inc	504
35,007		TMX Group Ltd	1,264
293,880	e	Tokai Tokyo Securities Co Ltd	1,609
96,220	*	Tong Yang Investment Bank	301
50,000		Toyo Securities Co Ltd	125
257,928		Transaction Capital Ltd	207
93,188	e	Tricon Capital Group, Inc	648
406,833		Tullett Prebon plc	2,056
5,257,411		UBS AG.	84,571
1,801,054	e	Unifin Financiera SAPI de C.V. SOFOM ENR	5,040
1,034,873		UOB-Kay Hian Holdings Ltd	1,075
187,455	*	Uranium Participation Corp	658
3,512,000	e	Value Partners Group Ltd	3,688
45,783		Virtu Financial, Inc	1,012
17,125		Virtus Investment Partners, Inc	1,338
72,722		Vontobel Holding AG.	3,153
104,946	*,e	Vostok New Ventures Ltd (SDR)	685
692,887		Voya Financial, Inc	20,627
265,643		Waddell & Reed Financial, Inc (Class A)	6,253
57,168		Warsaw Stock Exchange	600
3,059,475		Waterland Financial Holdings	758
28,425		Wendel	3,091
21,038		Westwood Holdings Group, Inc	1,234
404,254	e	WisdomTree Investments, Inc	4,621
10,694		Woori Financial Co Ltd	197
163,162		Woori Investment & Securities Co Ltd	1,418
17,953	*,e	World Acceptance Corp	681
10,153	*,e	ZAIS Group Holdings, Inc	49
1,379,059	e	Zeder Investments Ltd	560
67,000		Zenkoku Hosho Co Ltd	2,269
		TOTAL DIVERSIFIED FINANCIALS	3,744,031

ENERGY - 6.0%
613,000	*,g	AAG Energy Holdings Ltd	101
251,835	*,e	Abraxas Petroleum Corp	254
7,595		Adams Resources & Energy, Inc	304
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

49,319,215		Adaro Energy Tbk	$2,395
162,901	*	Advantage Oil & Gas Ltd	894
130,877	*,e	Akastor ASA	138
130,862	e	Aker Solutions ASA	419
79,560	e	Alon USA Energy, Inc	821
178,734	e	AltaGas Income Trust	4,597
893,826		AMEC plc	5,767
695,572	*	Amerisur Resources plc	290
1,447,488		Anadarko Petroleum Corp	67,410
210,802	*,e	Antero Resources Corp	5,243
1,094,000	*,e	Anton Oilfield Services Group	114
2,498,116		Apache Corp	121,933
1,238,608	e	ARC Resources Ltd	18,015
225,340		Archrock, Inc	1,803
131,438	e	Ardmore Shipping Corp	1,111
936,586	*,e	Athabasca Oil Corp	743
159,922	e	Atwood Oceanics, Inc	1,466
457,807	*	Australian Worldwide Exploration Ltd	238
170,466	e,g	Avance Gas Holding Ltd	1,185
1,808,640		Baker Hughes, Inc	79,273
1,423,700		Bangchak Petroleum PCL-Foreign	1,182
508,074	*	Bankers Petroleum Ltd	720
2,412,300	m	Banpu PCL (Foreign)	1,145
33,333	*,e	Basic Energy Services, Inc	92
319,835	e	Baytex Energy Trust	1,263
3,029,354		Beach Petroleum Ltd	1,524
150,045	*,e	Bellatrix Exploration Ltd	153
535,419		Bharat Petroleum Corp Ltd	7,310
145,109	*,e	Bill Barrett Corp	903
92,593	*,e	Birchcliff Energy Ltd	377
557,267	e	Bonavista Energy Trust	1,124
74,411		Bonterra Oil & Gas Ltd	1,212
61,996	e	Bourbon S.A.	927
532,741		Boustead Singapore Ltd	346
21,783,355		BP plc	108,990
547,590		BP plc (ADR)	16,526
4,021,000	e	Brightoil Petroleum Holdings Ltd	1,206
87,047		Bristow Group, Inc	1,647
4,117,674		Bumi Armada BHD	834
443,341	e,g	BW LPG Ltd	2,689
1,662,671	e	BW Offshore Ltd	260
46,784	*,e	C&J Energy Services Ltd	66
805,116		Cabot Oil & Gas Corp	18,284
488,998	*	Cairn Energy plc	1,401
1,104,252		Cairn India Ltd	2,564
55,130	e	California Resources Corp	57
328,362	*	Callon Petroleum Co	2,906
713,491		Caltex Australia Ltd	18,609
532,077	e	Cameco Corp (Toronto)	6,829
282,782	*	Cameron International Corp	18,961
329,465	*,e	Canacol Energy Ltd	865
624,522	e	Canadian Energy Services & Technology Corp	1,534
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,660,652		Canadian Natural Resources Ltd (Canada)	$44,919
190,591	e	Canyon Services Group, Inc	540
50,778	e	CARBO Ceramics, Inc	721
228,148	e	Cardinal Energy Ltd	1,481
224,140	*,e	Carrizo Oil & Gas, Inc	6,930
1,674,484		Cenovus Energy, Inc (Toronto)	21,789
434,613	*,e	Cheniere Energy, Inc	14,703
1,196,685	e	Chesapeake Energy Corp	4,930
5,418,042		Chevron Corp	516,881
5,057,906	e	China Coal Energy Co	2,098
10,511,826	e	China Oilfield Services Ltd	8,236
9,580,787	e	China Shenhua Energy Co Ltd	15,074
1,567,000	e	China Suntien Green Energy Cor	174
246,934		Cimarex Energy Co	24,019
4,890	*,e	Clayton Williams Energy, Inc	44
329,786	*,e	Clean Energy Fuels Corp	966
162,440	*,e	Cloud Peak Energy, Inc	317
40,264,878		CNOOC Ltd	46,991
1,398,976		Coal India Ltd	6,165
1,028,833	*	Cobalt International Energy, Inc	3,056
338,856		Columbia Pipeline Group, Inc	8,505
628,406	*,e	Compagnie Generale de Geophysique S.A.	479
2,301,366	*,e	Concho Resources, Inc	232,530
1,685,211	n	ConocoPhillips	67,863
483,599	e	Consol Energy, Inc	5,460
140,789	*	Contango Oil & Gas Co	1,660
2,007,769	*,e	Continental Resources, Inc	60,956
11,931	e	Core Laboratories NV	1,341
440,028		Cosan SA Industria e Comercio	3,841
85,100	e	Cosmo Energy Holdings Co Ltd	903
500,597	e	Crescent Point Energy Corp	6,930
122,483	*,e	Crew Energy, Inc	363
222,183	e	CVR Energy, Inc	5,799
3,013,634	*	Dana Gas PJSC	427
259,350		Dayang Enterprise Holdings BHD	84
5,792		Delek Group Ltd	994
221,537		Delek US Holdings, Inc	3,376
1,364,105	e	Denbury Resources, Inc	3,028
476,121	*	Denison Mines Corp	268
1,410,036	*,e	Det Norske Oljeselskap ASA	10,531
1,033,567		Devon Energy Corp	28,361
592,711		DHT Holdings, Inc	3,414
239,851	e	Diamond Offshore Drilling, Inc	5,212
1,177,340	*	Diamondback Energy, Inc	90,867
564,768	*,e	DNO International ASA	433
62,427	*,e	Dorian LPG Ltd	587
71,709	*	Dril-Quip, Inc	4,343
865	*,e	Earthstone Energy, Inc	10
13,314,068		Ecopetrol S.A.	5,813
834,204		Empresas COPEC S.A.	7,986
138,947	e	Enbridge Income Fund	3,167
1,252,383	e	Enbridge, Inc	48,755
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,039,369	e	EnCana Corp	$6,338
281,293	e	Enerflex Ltd	2,211
596,046		Energen Corp	21,809
1,140,800		Energy Absolute PCL (Foreign)	722
1,168,600		Energy Earth PCL	156
118,273	*,e	Energy Fuels, Inc	261
1,053,134	*,e	Energy Resources of Australia Ltd	282
339,438	e	Enerplus Resources Fund	1,330
2,117,882		ENI S.p.A.	31,986
1,842,153	*,e	Enquest plc (London)	631
749,997	e	Ensco plc	7,777
254,762	e	Ensign Energy Services, Inc	1,173
3,845,843		EOG Resources, Inc	279,131
257,816	*,e	EP Energy Corp	1,165
464,268		EQT Corp	31,227
54,517	*	Era Group, Inc	511
45,693		ERG S.p.A.	621
23,386	*,e	Erin Energy Corp	44
2,233	*	Esso SA Francaise	105
968,500	*	Esso Thailand PCL (Foreign)	140
112,033	*,e	Etablissements Maurel et Prom	395
569,200		Euronav NV	5,816
66,214	e	Evolution Petroleum Corp	322
25,838	e	Exmar NV	217
165,428	*	Exterran Corp	2,558
265,093	e	Exxaro Resources Ltd	1,288
11,033,351	d	Exxon Mobil Corp	922,278
1,098,460	e	Ezion Holdings Ltd	464
4,500,783	*,e,m	Ezra Holdings Ltd	370
171,242	*,e	Fairmount Santrol Holdings, Inc	430
186,411	*	Faroe Petroleum plc	175
484,049	*	FMC Technologies, Inc	13,244
2,486,306		Formosa Petrochemical Corp	7,144
147,341	*,e	Forum Energy Technologies, Inc	1,945
433,818	e	Frank’s International NV	7,149
91,886	*	Fred Olsen Energy ASA	310
68,290	e	Freehold Royalty Trust	554
113,229	e	Frontline Ltd	948
351,675	e	Frontline Ltd (Sigmax MTF)	2,969
59,346	*,e	Fugro NV	1,140
574,646		Galp Energia SGPS S.A.	7,216
101,535	e	GasLog Ltd	989
245,059	*,e	Gastar Exploration, Inc	270
9,077,104		Gazprom OAO (ADR)	39,044
84,438		Gazpromneft OAO (ADR)	940
31,387		Gaztransport Et Technigaz S.A.	1,026
40,366	*,e	Gener8 Maritime, Inc	285
9,210,000	*	Genesis Energy Holdings Ltd	226
34,054	*,e	Geospace Technologies Corp	420
222,445	e	Gibson Energy, Inc	2,946
383,445	e	Golar LNG Ltd	6,891
60,000	*	Gran Tierra Energy, Inc	148
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

124,452		Great Eastern Shipping Co Ltd	$586
137,374	e	Green Plains Renewable Energy, Inc	2,193
274,109	*	Grupa Lotos S.A.	2,045
117,844		GS Holdings Corp	6,089
131,044		Gujarat Mineral Development Corp Ltd	129
6,300		Gulf Island Fabrication, Inc	49
72,239	e	Gulfmark Offshore, Inc	446
246,480	*	Gulfport Energy Corp	6,985
53,717	e	Hallador Energy Co	246
2,401,677		Halliburton Co	85,788
493		Hankook Shell Oil Co Ltd	212
311,009	*	Helix Energy Solutions Group, Inc	1,742
384,137	e	Helmerich & Payne, Inc	22,557
1,326,444	e	Hess Corp	69,837
40,381	e	Hoegh LNG Holdings Ltd	431
380,220		HollyFrontier Corp	13,429
1,828,000	*	Honghua Group Ltd	93
126,109	*,e	Hornbeck Offshore Services, Inc	1,252
109,878		Hunting plc	503
298,064		Husky Energy, Inc	3,711
195,094	e	Idemitsu Kosan Co Ltd	3,481
374,848	e	Imperial Oil Ltd	12,523
41,594	*,e	Independence Contract Drilling, Inc	198
958,400		Inner Mongolia Yitai Coal Co	751
1,208,541		Inpex Holdings, Inc	9,152
1,231,336	e	Inter Pipeline Ltd	25,362
18,822,207		IRPC PCL (Foreign)	2,698
2,440	*,e	Isramco, Inc	199
151,953		Itochu Enex Co Ltd	1,220
4,900	e	Japan Drilling Co Ltd	102
54,200	e	Japan Petroleum Exploration Co	1,212
8,565	*	Jerusalem Oil Exploration	349
1,201,587		John Wood Group plc	10,581
2,217,348		JX Holdings, Inc	8,538
182,220	*,e	Karoon Gas Australia Ltd	175
124,466	*,e	Kelt Exploration Ltd	380
267	*,e	Key Energy Services, Inc	0	^
591,555		Keyera Corp	17,955
5,377,097		Kinder Morgan, Inc	96,035
1,778,024	*	KNM Group BHD	221
94,246		Koninklijke Vopak NV	4,687
486,616	*,e	Kosmos Energy LLC	2,832
323,520	*,e	KrisEnergy Ltd	46
313,906	*,e	Laredo Petroleum Holdings, Inc	2,489
416,646	*,e	Liquefied Natural Gas Ltd	169
11,677		Lubelski Wegiel Bogdanka S.A.	120
800,316		LUKOIL PJSC (ADR)	30,673
191,817	*,e	Lundin Petroleum AB	3,242
1,726,383		Marathon Oil Corp	19,232
1,123,079		Marathon Petroleum Corp	41,756
2,825,099	*,e	Matador Resources Co	53,564
139,233	*	Matrix Service Co	2,464
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

978,164	*,e	McDermott International, Inc	$4,001
834,648	*,e	MEG Energy Corp	4,209
163,619	*	Memorial Resource Development Corp	1,666
1,320,000	*	MIE Holdings Corp	131
16,700	e	Modec, Inc	245
53,958		MOL Hungarian Oil and Gas plc	3,243
141,324		Motor Oil Hellas Corinth Refineries S.A.	1,521
87,146	e	Mullen Group Ltd	966
399,065	e	Murphy Oil Corp	10,052
2,967,630		Nabors Industries Ltd	27,302
30,839	*	Naphtha Israel Petroleum Corp Ltd	157
478,580	e	National Oilwell Varco, Inc	14,884
32,556	*	Natural Gas Services Group, Inc	704
436,298	e	Navios Maritime Acq Corp	694
364,759	e	Neste Oil Oyj	11,987
374,396		New Zealand Refining Co Ltd	802
48,892		Newalta, Inc	69
1,113,710	*	Newfield Exploration Co	37,031
16,350,000	e	Newocean Energy Holdings Ltd	5,884
206,072	*,e	Newpark Resources, Inc	890
234,600		Nippon Coke & Engineering Co Ltd	169
29,300		Nippon Gas Co Ltd	660
747,811	e	Noble Corp plc	7,740
435,352		Noble Energy, Inc	13,674
75,051	e	Nordic American Offshore Ltd	336
215,933	e	Nordic American Tanker Shipping	3,043
55,891	*,e	North Atlantic Drilling Ltd	153
45,329	e	Northern Blizzard Resources, Inc	140
159,378	*,e	Northern Oil And Gas, Inc	636
220,767		NovaTek OAO (GDR)	19,792
135,305	*	NuVista Energy Ltd	510
464,868	*,e	Oasis Petroleum, Inc	3,384
4,297,209	*	Occidental Petroleum Corp	294,058
162,594	e	Ocean Yield ASA	1,090
391,642		Oceaneering International, Inc	13,018
1,104,602	*	Oil Refineries Ltd	423
2,128,705		Oil Search Ltd	11,085
171,596	*	Oil States International, Inc	5,409
94,597		OMV AG.	2,656
465,185	e	Oneok, Inc	13,890
530,716	*	Ophir Energy plc	586
1,046,574		Origin Energy Ltd	4,076
316,100		Pacc Offshore Services Holdings Ltd	84
79,818	*,e	Pacific Ethanol, Inc	374
29,609	*,e	Pacific Exploration and Production Corp	19
88,436	*	Painted Pony Petroleum Ltd	291
1,279,194	*,e	Paladin Resources Ltd	235
63,008	e	Panhandle Oil and Gas, Inc (Class A)	1,091
91,009	*,e	Par Petroleum Corp	1,707
55,636	*	Paramount Resources Ltd (Class A)	291
163,257	*	Parex Resources, Inc	1,376
789,532	*	Parker Drilling Co	1,674
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

227,969	e	Parkland Fuel Corp	$3,755
3,580,871	*	Parsley Energy, Inc	80,928
118,920		Pason Systems, Inc	1,511
1,686,753	e	Patterson-UTI Energy, Inc	29,721
11,973		Paz Oil Co Ltd	1,904
245,287		PBF Energy, Inc	8,144
141,148	*	PDC Energy, Inc	8,391
56	*,e	Peabody Energy Corp	0	^
473,221	e	Pembina Pipeline Income Fund	12,793
2,369,369		Pengrowth Energy Trust	3,101
1,472,053	e	Penn West Energy Trust	1,360
357,649		Petrofac Ltd	4,720
6,328,827	*	Petroleo Brasileiro S.A.	18,710
7,218,042	*	Petroleo Brasileiro S.A. (Preference)	16,762
942,691	e	Petroleum Geo-Services ASA	2,628
487,359		Petronas Dagangan BHD	3,010
447,958	e	Peyto Exploration & Development Corp	9,965
35,865	*	PHI, Inc	678
792,772		Phillips 66	68,646
498,990	*	Pioneer Energy Services Corp	1,098
1,445,998		Pioneer Natural Resources Co	203,510
4,885,952		Polish Oil & Gas Co	6,955
580,288		Polski Koncern Naftowy Orlen S.A.	11,479
100,100	*,m	Poseidon Concepts Corp	1
129,520	e	PrairieSky Royalty Ltd	2,457
598,860	e	Precision Drilling Trust	2,508
443,649	*,e	Premier Oil plc	281
189,075	e	ProSafe ASA	111
1,496,200		PT Indo Tambangraya Megah	746
17,504,900	*	PT Sugih Energy Tbk	474
2,436,000		PT Tambang Batubara Bukit Asam Tbk	1,152
1,249,200		PTT Exploration & Production PCL (ADR)	2,490
1,887,684	m	PTT Exploration & Production PCL (Foreign)	3,763
1,266,019		PTT PCL (Foreign)	10,056
500,672		Qatar Gas Transport Co Ltd	3,273
439,900		QGEP Participacoes S.A.	502
916,577		Questar Market Resources, Inc	12,933
159,955	*	Raging River Exploration, Inc	1,118
629,881	e	Range Resources Corp	20,396
3,069,741		Reliance Industries Ltd	48,445
112,654	*	Renewable Energy Group, Inc	1,063
632,185		Repsol YPF S.A.	7,108
14,776	*,e	Rex American Resources Corp	820
332,261	*,e	Rice Energy, Inc	4,638
30,303	*,e	RigNet, Inc	415
65,058	*,e	Ring Energy, Inc	329
2,928,601		Rosneft Oil Co (GDR)	13,259
884,962	e	Rowan Cos plc	14,248
5,456,738		Royal Dutch Shell plc (A Shares)	131,758
4,848,232		Royal Dutch Shell plc (B Shares)	117,981
2,256,086	e	RPC, Inc	31,991
4,159,940	*,e	RSP Permian, Inc	120,805
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

14,360,355	*	Saipem S.p.A.	$5,743
119,000		San-Ai Oil Co Ltd	863
144,838	*	Sanchez Energy Corp	795
1,366,634		Santos Ltd	4,235
4,383,318		Sapurakencana Petroleum BHD	2,089
533,911	*	Saras S.p.A.	856
729,505		Sasol Ltd	21,648
169,331	*,e	SBM Offshore NV	2,151
3,550,482		Schlumberger Ltd	261,848
9,727	e	Schoeller-Bleckmann Oilfield Equipment AG.	592
755,026		Scorpio Tankers, Inc	4,402
44,093	*,e	SEACOR Holdings, Inc	2,401
188,225	*,e	Seadrill Ltd	621
337,481	*,e	Seadrill Ltd (Oslo Exchange)	1,082
118,978	e	Secure Energy Services, Inc	756
108,155		SemGroup Corp	2,423
50	*,m	Serval Integrated Energy Services	0
537,833	*	Seven Generations Energy Ltd	8,096
292,800	*	Shandong Molong Petroleum Machinery Co Ltd	96
384,242		Shanxi Guoxin Energy Corp Ltd	521
167,252		ShawCor Ltd	3,635
32,500		Shinko Plantech Co Ltd	247
193,303	e	Ship Finance International Ltd	2,685
348,258		Showa Shell Sekiyu KK	3,124
343,100		Siamgas & Petrochemicals PCL (Foreign)	109
83,000		Sinanen Co Ltd	324
762,000	e	Sinopec Kantons Holdings Ltd	366
182,592		SK Energy Co Ltd	27,519
14,527		SK Gas Co Ltd	1,014
234,340	e	SM Energy Co	4,392
172,986		Soco International plc	394
56,866		S-Oil Corp	4,876
1,066,503	*,e	Southwestern Energy Co	8,607
218,039	*,e	Spartan Energy Corp	443
1,631,051		Spectra Energy Corp	49,910
5,181,891	e	Statoil ASA	80,933
445,044	e	Stobart Group Ltd	671
60,377	*,e	Stone Energy Corp	48
604,286	*,e	Subsea 7 S.A.	4,558
2,152,764		Suncor Energy, Inc	59,954
1,628,416		Superior Energy Services	21,805
592,685	e	Surge Energy, Inc	940
1,992,284		Surgutneftegaz (ADR)	11,588
284,500		Surgutneftegaz (ADR) (London)	1,667
292,507	*,e	Synergy Resources Corp	2,273
26,715	*,e	Tanker Investments Ltd	253
380,623		Targa Resources Investments, Inc	11,365
439,366	e	Tatneft PAO (ADR)	13,933
142,531		Technip S.A.	7,899
61,994	e	Tecnicas Reunidas S.A.	1,739
123,953	e	Teekay Corp	1,073
356,231	e	Teekay Tankers Ltd (Class A)	1,307
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,031,237		Tenaris S.A.	$12,795
129,040		Tesco Corp	1,111
295,804		Tesoro Corp	25,442
109,185		Tethys Oil AB	725
341,834	*	Tetra Technologies, Inc	2,171
342,919	e	TGS Nopec Geophysical Co ASA	5,227
1,300,157		Thai Oil PCL (Foreign)	2,555
119,303	e	Tidewater, Inc	815
112,988		TMK OAO (GDR)	342
650,848		TonenGeneral Sekiyu KK	5,887
126,377	e	TORC Oil & Gas Ltd	751
22,950	*,e	Torm A.S.	294
61,392		Total Energy Services, Inc	567
4,457,907		Total S.A.	202,841
138,712	*	Tourmaline Oil Corp	2,937
387,000		Toyo Kanetsu K K	846
59,805	*,e	TransAtlantic Petroleum Ltd	45
1,604,498	e	TransCanada Corp	63,080
159,069		Transocean Ltd	1,395
72,747	*,e	Trilogy Energy Corp	201
192,887		Trinidad Drilling Ltd	241
1,439,182	*,e	Tullow Oil plc	4,048
617,509	*	Tupras Turkiye Petrol Rafine	17,393
453,993		Ultrapar Participacoes S.A.	8,812
689,300		UMW Oil & Gas Corp BHD	161
197,824	*,e	Unit Corp	1,743
302,681	*,e	Uranium Energy Corp	226
153,550	e	US Silica Holdings Inc	3,489
1,271,058		Valero Energy Corp	81,526
94,852	e	Vallourec SA	617
670,279	e	Veresen, Inc	4,526
56,418	e	Vermilion Energy, Inc	1,651
8,740		VTTI Energy Partners LP	162
100,980	*,e	W&T Offshore, Inc	221
265,555		Wah Seong Corp BHD	51
2,946,846	*	Weatherford International Ltd	22,926
58,184		Western Energy Services Corp	112
273,846	e	Western Refining, Inc	7,966
38,218	*	Westmoreland Coal Co	276
520,206	e	Whitecap Resources, Inc	3,100
2,288,085	*,e	Whitehaven Coal Ltd	1,147
470,381	*,e	Whiting Petroleum Corp	3,754
1,514,793		Williams Cos, Inc	24,343
2,439,000	*,e	Wison Engineering Services Co Ltd	305
1,365,188		Woodside Petroleum Ltd	27,309
301,146		World Fuel Services Corp	14,630
331,192	e	WorleyParsons Ltd	1,368
811,538	*,e	WPX Energy, Inc	5,673
4,860,000	*,e	Yanchang Petroleum International Ltd	100
3,304,861	e	Yanzhou Coal Mining Co Ltd	1,725
261,196	*	YPF S.A. (ADR) (Class D)	4,670
4,096,000	*	Yuan Heng Gas Holdings Ltd	327
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

639,552	e	Z Energy Ltd	$2,983
		TOTAL ENERGY	6,673,281

FOOD & STAPLES RETAILING - 1.9%
1,322,700		7-Eleven Malaysia Holdings BHD	475
337,726		Aeon Co Ltd	4,879
18,700		Ain Pharmaciez Inc	958
14,863		Al Meera Consumer Goods Co	845
896,139		Alimentation Couche Tard, Inc	39,882
1,105,251		Almacenes Exito S.A.	5,776
71,568		Andersons, Inc	2,248
33,179		Arcs Co Ltd	742
314,759	e	Axfood AB	5,809
12,000		Axial Retailing, Inc	395
7,200		Belc Co Ltd	272
8,099		BGF retail Co Ltd	1,161
234,227		BIM Birlesik Magazalar AS	5,079
27,122		Bizim Toptan Satis Magazalari AS	157
3,280,489		Booker Group plc	8,109
514,189		Carrefour S.A.	14,126
92,823		Casey’s General Stores, Inc	10,519
157,763	e	Casino Guichard Perrachon S.A.	9,029
75,500	e	Cawachi Ltd	1,362
4,770,823		Centros Comerciales Sudamericanos S.A.	12,033
47,299	*	Chefs’ Warehouse Holdings, Inc	960
1,503,081	*	China Resources Enterprise	2,800
451,941		Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,266
5,658		CJ Freshway Corp	284
230,206		Clicks Group Ltd	1,515
53,960		Cocokara Fine Holdings, Inc	2,341
41,074		Colruyt S.A.	2,389
7,085,500		Cosco Capital, Inc	1,139
8,100	e	Cosmos Pharmaceutical Corp	1,347
1,252,340		Costco Wholesale Corp	197,344
1,484,300		CP Seven Eleven PCL (ADR)	1,928
4,968,009		CP Seven Eleven PCL (Foreign)	6,453
140,600		Create SD Holdings Co Ltd	3,535
3,777,435		CVS Health Corp	391,834
5,000	e	Daikokutenbussaan Co Ltd	217
111,605		Delhaize Group	11,632
2,400,937	e	Distribuidora Internacional de Alimentacion S.A.	12,440
34,637		Dongsuh Co, Inc	974
53,137		E-Mart Co Ltd	8,160
211,854		Empire Co Ltd	3,670
188,642		Eurocash S.A.	2,694
170,791		FamilyMart Co Ltd	8,870
105,317	*,e	Fresh Market, Inc	3,005
62,969		George Weston Ltd	5,638
324,097		Greggs plc	5,057
19,700		Growell Holdings Co Ltd	1,134
298,713	e	Grupo Comercial Chedraui S.a. DE C.V.	951
21,680		GS Retail Co Ltd	894
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

59,000		Heiwado Co Ltd	$1,224
4,003		Hyundai C&F, Inc	86
40,917		Hyundai Greenfood Co Ltd	695
326,841	e	ICA Gruppen AB	10,803
3,032	*	Indiabulls Wholesale Service	1
31,655		Ingles Markets, Inc (Class A)	1,187
9,200	e	Itochu-Shokuhin Co Ltd	345
2,908,902	e	J Sainsbury plc	11,527
102,849		Jean Coutu Group PJC, Inc	1,744
754,187		Jeronimo Martins SGPS S.A.	12,329
18,200		Kato Sangyo Co Ltd	450
193,490	e	Kesko Oyj (B Shares)	8,538
21,300	e	Kobe Bussan Co Ltd	492
1,997,483		Koninklijke Ahold NV	44,866
5,332,405		Kroger Co	203,964
14,000	e	Kusuri No Aoki Co Ltd	765
400,000	*,e	La Comer SAB de C.V.	432
383,314		Lawson, Inc	32,087
379,000	*	Lianhua Supermarket Holdings Co Ltd	130
48,100	e	Life Corp	1,203
234,792		Loblaw Cos Ltd	13,146
405,131		Magnit OAO (GDR)	16,163
62,093	e	Majestic Wine plc	377
94,102		MARR S.p.A.	1,895
119,093		Massmart Holdings Ltd	1,021
74,500		Matsumotokiyoshi Holdings Co Ltd	3,896
3,423,909	e	Metcash Ltd	4,557
737,379	e	Metro AG.	22,810
550,568		Metro, Inc	19,102
34,778	*	Migros Ticaret AS	220
11,500		Ministop Co Ltd	209
23,002	*,e	Natural Grocers by Vitamin C	489
36,400	e	Nihon Chouzai Co Ltd	1,304
158,457	e	North West Co Fund	3,528
38,000	e	Okuwa Co Ltd	339
2,000	e	Olam International Ltd	2
66,520	*,e	Performance Food Group Co	1,553
402,280		Pick’n Pay Holdings Ltd	775
257,033	e	Pick’n Pay Stores Ltd	1,221
662,980		President Chain Store Corp	4,828
46,946	e	Pricesmart, Inc	3,971
1,124,500		PT Matahari Putra Prima Tbk	137
22,000,000		PT Modern Internasional Tbk	211
92,300		Qol Co Ltd	1,384
231,853		Raia Drogasil S.A.	3,366
19,151	e	Rallye S.A.	332
5,268		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	204
2,910,621	*	Rite Aid Corp	23,722
4,229,200		Robinsons Retail Holdings, Inc	6,799
39,879		Ryoshoku Ltd	1,013
13,700		San-A Co Ltd	647
966,297		Seven & I Holdings Co Ltd	41,172
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

457,000		Sheng Siong Group Ltd	$285
1,111,571		Shoprite Holdings Ltd	13,047
203,673		Shufersal Ltd	684
103,652	*	Smart & Final Stores, Inc	1,679
24,900		Sogo Medical Co Ltd	845
788,908		Sonae SPGS S.A.	950
397,682		Spar Group Ltd	5,360
172,410		Spartan Stores, Inc	5,226
332,950	*	Sprouts Farmers Market, Inc	9,669
32,600		Sugi Pharmacy Co Ltd	1,720
6,566,883	e	Sun Art Retail Group Ltd	4,656
54,900		Sundrug Co Ltd	4,103
1,506,947	*	Supervalu, Inc	8,680
1,472,773		Sysco Corp	68,823
646,000		Taiwan TEA Corp	298
22,654,991	*	Tesco plc	62,222
68,576		Tsuruha Holdings, Inc	6,745
274,947	*	United Natural Foods, Inc	11,080
87,100	e	United Super Markets Holdings, Inc	827
698,800		UNY Co Ltd	4,919
64,900		Valor Co Ltd	1,636
16,965		Village Super Market (Class A)	410
2,185,212		Walgreens Boots Alliance, Inc	184,082
8,823,696		Wal-Mart de Mexico SAB de C.V.	20,939
4,604,131		Wal-Mart Stores, Inc	315,337
25,561		Weis Markets, Inc	1,152
1,325,970		Wesfarmers Ltd	42,087
715,337		Whole Foods Market, Inc	22,254
2,613,040	e	WM Morrison Supermarkets plc	7,442
1,420,730		Woolworths Ltd	24,045
174,306	*	X 5 Retail Group NV (GDR)	3,688
33,800		Yaoko Co Ltd	1,492
109,800	e	Yokohama Reito Co Ltd	1,040
		TOTAL FOOD & STAPLES RETAILING	2,160,010

FOOD, BEVERAGE & TOBACCO - 5.7%
25,332		AarhusKarlshamn AB	2,011
164,025	*	Adecoagro S.A.	1,894
28,026	*	Advanta Ltd	204
42,679		AGT Food & Ingredients, Inc	1,247
298,626		Agthia Group PJSC	624
913,485		Ajinomoto Co, Inc	20,596
9,573	e	Alico, Inc	264
7,153,718		Altria Group, Inc	448,252
8,296,408		AMBEV S.A.	43,424
70,699	*,e	Amplify Snack Brands, Inc	1,012
22,243		Amsterdam Commodities NV	599
219,617		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,671
1,078,503		Anheuser-Busch InBev NV	133,990
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0
107,700		Anhui Gujing Distillery Co Ltd	354
5,429	*,e	Arcadia Biosciences, Inc	15
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

827,193	e	Archer Daniels Midland Co	$30,035
17,900		Ariake Japan Co Ltd	1,049
97,117	e	Aryzta AG.	4,013
346,944		Asahi Breweries Ltd	10,799
1,936,006		Associated British Foods plc	92,885
162,753		Astral Foods Ltd	1,222
8,278		Atria Group plc	82
221,752		Austevoll Seafood ASA	1,820
326,210	*	Australian Agricultural Co Ltd	325
806,217		AVI Ltd	4,744
150,842		B&G Foods, Inc (Class A)	5,251
169,945	e	Bakkafrost P	6,576
2,280		Barry Callebaut AG.	2,472
93,889	e	Bega Cheese Ltd	424
150,297	e	Bellamy’s Australia Ltd	1,191
20,330	*	Belvedere S.A.	444
4,899		Binggrae Co Ltd	297
175,799	e	Biostime Internatonal Holdings Ltd	647
81,189	*,e	Blue Buffalo Pet Products, Inc	2,083
28,458		Bonduelle S.C.A.	838
22,224	*,e	Boston Beer Co, Inc (Class A)	4,113
540,700		Boustead Plantations BHD	215
1,090,648		BRF S.A.	15,564
259,848		British American Tobacco Malaysia BHD	3,599
4,825,683		British American Tobacco plc	282,186
5,658,719		Britvic plc	57,671
45,322	e	Brown-Forman Corp	4,835
140,578		Brown-Forman Corp (Class B)	13,843
462,100	e	Bumitama Agri Ltd	319
492,015		Bunge Ltd	27,882
294,394		C&C Group plc	1,328
35,262		Calavo Growers, Inc	2,012
109,274		Calbee, Inc	4,336
74,999	e	Cal-Maine Foods, Inc	3,893
482,062		Campbell Soup Co	30,751
222,200		Carabao Group PCL	254
33,235		Carlsberg AS (Class B)	3,160
260,400		Carlsberg Brewery-Malay BHD	933
162,152	*,e	Castle Brands, Inc	152
29,986		CCL Products India Ltd	87
2,524,300		Century Pacific Food, Inc	1,042
651,000		Changshouhua Food Co Ltd	363
2,939,800		Charoen Pokphand Foods PCL	2,038
2,215,000	*,e	China Agri-Industries Holdings Ltd	684
4,662,296	e	China Huishan Dairy Holdings Co Ltd	1,756
770,500	*	China Huiyuan Juice Group Ltd	296
6,154,720		China Mengniu Dairy Co Ltd	9,802
6,359,000	e	China Modern Dairy Holdings	1,397
40,798	*	China Ocean Resources Co Ltd	87
1,289,000	*,e	China Yurun Food Group Ltd	209
149,877		Cia Cervecerias Unidas S.A.	1,689
9,079		CJ CheilJedang Corp	2,762
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

20,829		Clearwater Seafoods, Inc	$205
181,543	*	Cloetta AB	576
280,276		Clover Industries Ltd	327
795,250		Coca-Cola Amatil Ltd	5,385
10,965		Coca-Cola Bottling Co Consolidated	1,752
152,998		Coca-Cola Central Japan Co Ltd	2,536
14,352,563		Coca-Cola Co	665,816
380,882		Coca-Cola Embonor S.A.	696
598,834		Coca-Cola Enterprises, Inc	30,385
566,820	e	Coca-Cola Femsa S.A. de C.V.	4,710
80,600	e	Coca-Cola Femsa SAB de C.V. (ADR)	6,694
296,493		Coca-Cola HBC AG.	6,288
399,569		Coca-Cola Icecek AS	5,828
163,800		Coca-Cola West Japan Co Ltd	4,050
794,000	*	Cofco International Ltd	338
2,787,339		ConAgra Foods, Inc	124,371
524,919		Constellation Brands, Inc (Class A)	79,310
12,823		Corby Spirit and Wine Ltd	183
228,760	e	Costa Group Holdings Ltd	509
93,985		Cott Corp	1,306
25,297	*,e	Craft Brewers Alliance, Inc	208
3,649		Crown Confectionery Co Ltd	1,685
921		Dae Han Flour Mills Co Ltd	158
91,075		Daesang Corp	2,313
12,141		Daesang Holdings Co Ltd	139
116,542		Dairy Crest Group plc	1,034
724,474	*	Darling International, Inc	9,541
3,880,275		Davide Campari-Milano S.p.A.	38,729
415,074	e	Dean Foods Co	7,189
313,945	*	Deoleo S.A.	82
244,504		Devro plc	1,033
4,170,967		Diageo plc	112,466
41,605		Diageo plc (ADR)	4,488
1,093		Dongwon F&B Co Ltd	319
1,200		Dongwon Industries Co Ltd	299
763,082	e	Dr Pepper Snapple Group, Inc	68,235
27,900		Dydo Drinco, Inc	1,300
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
36,601		Easy Bio, Inc	177
66,478	e	Ebro Puleva S.A.	1,449
312,779		Embotelladora Andina S.A.	1,028
1,463,933		Embotelladoras Arca SAB de C.V.	10,120
5,034		Emmi AG.	2,749
42,400		Ezaki Glico Co Ltd	2,172
39,522	*	Farmer Bros Co	1,101
10,826	*	Farmsco	110
6,313,399		Felda Global Ventures Holdings BHD	2,443
237,927		Fevertree Drinks plc	2,261
2,163,000	e	First Resources Ltd	3,246
261,320	e	Flowers Foods, Inc	4,824
2,923,230		Fomento Economico Mexicano S.A. de C.V.	28,222
133,250	e	Fonterra Shareholders’ Fund	546
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

78,685		Fresh Del Monte Produce, Inc	$3,310
47,978	*,e	Freshpet, Inc	352
57,873		Fuji Oil Co Ltd	1,042
14,932		Fujicco Co Ltd	312
95,000	*	Fujiya Co Ltd	162
1,636,975		General Mills, Inc	103,702
201,014		Genting Plantations BHD	577
1,877,700		GFPT PCL (Foreign)	646
173,432		Glanbia plc	3,540
10,552		GlaxoSmithKline Consumer Healthcare Ltd	962
6,894,154		Golden Agri-Resources Ltd	2,097
157,269		GrainCorp Ltd-A	908
1,379,272		Great Wall Enterprise Co	891
503,048		Greencore Group plc	2,705
1,345,023		Groupe Danone	95,432
868,200		Gruma SAB de C.V.	13,754
1,693,443	*	Grupo Bimbo S.A. de C.V. (Series A)	5,006
268,545	e	Grupo Herdez SAB de C.V.	592
1,619,200		Grupo Lala SAB de C.V.	4,412
145,924	*	Hain Celestial Group, Inc	5,970
27,493	*	Harim & Co Ltd	107
134,359		Heineken Holding NV	10,460
962,840		Heineken NV	87,115
240,638		Hershey Co	22,160
267,500		Hey Song Corp	294
35,577		High Liner Foods, Inc	411
7,090		Hite Holdings Co Ltd	95
23,847		HKScan Oyj	88
17,400	e	Hokuto Corp	344
161,000	g	Honworld Group Ltd	112
709,563		Hormel Foods Corp	30,682
100,952	e	House Foods Corp	1,887
477,200		Ichitan Group PCL	176
217,935		Illovo Sugar Ltd	304
973,887		Imperial Tobacco Group plc	53,921
378,978	e	Indofood Agri Resources Ltd	170
2,601,977		Indofood CBP Sukses Makmur Tbk	2,978
538,600		Industrias Bachoco SAB de C.V.	2,308
472,758		Ingredion, Inc	50,486
49,445	*,e	Inventure Foods, Inc	279
6,399,083		IOI Corp BHD	7,499
3,819,477		ITC Ltd	18,924
49,000	e	Ito En Ltd	1,547
443,000	e,m	Itoham Foods, Inc	2,919
53,930		J&J Snack Foods Corp	5,840
238,592		J.M. Smucker Co	30,979
2,456,377		Japan Tobacco, Inc	102,241
934,600	*	Japfa Ltd	413
2,504,893		JBS S.A.	7,628
62,359		Jinro Ltd	1,576
66,115		John B. Sanfilippo & Son, Inc	4,568
239,000		J-Oil Mills, Inc	730
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

630,238		Juhayna Food Industries	$524
63,173	e	Kagome Co Ltd	1,235
9,700	e	Kameda Seika Co Ltd	386
23,361		Kaveri Seed Co Ltd	133
685,765		Kellogg Co	52,495
611,182		Kerry Group plc (Class A)	56,839
15,000	e	KEY Coffee, Inc	249
2,592,700		Khon Kaen Sugar Industry PCL	309
153,671	e	Kikkoman Corp	5,044
550,090		Kirin Brewery Co Ltd	7,706
141,745		Koninklijke Wessanen NV	1,535
2,621,921		Kraft Heinz Co	205,978
48,625		KRBL Ltd	164
280,432		KT&G Corp	27,003
1,075,695		Kuala Lumpur Kepong BHD	6,616
1,068,800		Kulim Malaysia BHD	1,063
2,763	e	KWS Saat AG.	901
58,354		La Doria S.p.A	874
44,021	e	Lancaster Colony Corp	4,867
65,096	*	Landec Corp	684
81,829		Leroy Seafood Group ASA	3,863
2,415,000	*,e	Leyou Technologies Holdings Ltd	278
510,666		Lien Hwa Industrial Corp	321
18,622	*,e	Lifeway Foods, Inc	202
32,766	e	Limoneira Co	498
269		Lindt & Spruengli AG.	1,667
32		Lindt & Spruengli AG. (Registered)	2,394
526		Lotte Chilsung Beverage Co Ltd	837
607		Lotte Confectionery Co Ltd	1,363
626		Lotte Samkang Co Ltd	459
32,846		M Dias Branco S.A.	615
81,001		Maeil Dairy Industry Co Ltd	3,133
84,826		Maple Leaf Foods, Inc	1,773
242,500	*	Marfrig Global Foods S.A.	438
207,000		Marudai Food Co Ltd	804
127,900	e	Maruha Nichiro Corp	2,385
248,858		McCormick & Co, Inc	24,756
72,096		McLeod Russel India Ltd	202
271,781		Mead Johnson Nutrition Co	23,093
214,200		Megmilk Snow Brand Co Ltd	5,382
209,200		MEIJI Holdings Co Ltd	16,811
21,841		Mgp Ingredients, Inc	529
243,500	*	Minerva S.A.	758
303,000		Mitsui Sugar Co Ltd	1,350
1,540,794		Molson Coors Brewing Co (Class B)	148,194
5,221,414		Mondelez International, Inc	209,483
1,522,369	*	Monster Beverage Corp	203,054
185,302		Morinaga & Co Ltd	943
805,000		Morinaga Milk Industry Co Ltd	4,309
13,079		Muhak Co Ltd	412
153,000		Namchow Chemical Industrial Ltd	296
278		Namyang Dairy Products Co Ltd	199
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

83,952	*	National Beverage Corp	$3,553
7,115	e	Naturex	592
38,267		Nestle India Ltd	3,326
4,052,933		Nestle S.A.	302,433
557,000		Nichirei Corp	4,522
232,000		Nippon Beet Sugar Manufacturing Co Ltd	393
108,000		Nippon Flour Mills Co Ltd	887
274,705		Nippon Meat Packers, Inc	6,047
613,166	e	Nippon Suisan Kaisha Ltd	2,976
366,000		Nisshin Oillio Group Ltd	1,493
93,507		Nisshin Seifun Group, Inc	1,485
21,473		Nissin Food Products Co Ltd	1,009
4,770		Nong Shim Co Ltd	1,669
1,512		Nong Shim Holdings Co Ltd	200
6,467		Nong Woo Bio Co Ltd	125
95,074	e	Oceana Group Ltd	805
52,475	*	Omega Protein Corp	889
214,200		Organizacion Cultiba SAB de C.V.	301
279,881		Origin Enterprises plc	2,140
3,751		Orion Corp	3,000
294,478		Orkla ASA	2,663
28,907		Osem Investments Ltd	632
1,028		Ottogi Corp	816
327,085		PAN Fish ASA	5,036
3,844,929		PepsiCo, Inc	394,028
1,399,000		Pepsi-Cola Products Philippine	118
75,749		Pernod-Ricard S.A.	8,435
72,987	*,m	Pescanova S.A.	1
781,500	e	Petra Foods Ltd	1,623
1,570		Philip Morris CR	872
5,342,646		Philip Morris International, Inc	524,167
557,542	*,e	Pilgrim’s Pride Corp	14,162
37,347		Pinar SUT Mamulleri Sanayii AS	216
2,873,455	n	Pinnacle Foods, Inc	128,386
101,276		Pioneer Foods Ltd	954
570,209	*,e	Post Holdings, Inc	39,213
805,890		PPB Group BHD	3,448
1,148,464	*	Premier Foods plc	939
65,169	e	Premium Brands Holdings Corp	2,750
932,000		Prima Meat Packers Ltd	2,358
2,151,415		PT Astra Agro Lestari Tbk	2,950
5,692,200	m	PT Austindo Nusantara Jaya	753
1,389,600		PT Bisi International	185
10,826,700		PT BW Plantation Tbk	236
7,969,110		PT Charoen Pokphand Indonesia Tbk	2,156
1,545,368		PT Gudang Garam Tbk	7,607
697,100		PT Hanjaya Mandala Sampoerna Tbk	5,170
13,749,531		PT Indofood Sukses Makmur Tbk	7,491
4,434,500		PT Japfa Comfeed Indonesia Tbk	268
1,411,300		PT Nippon Indosari Corpindo Tbk	136
11,854,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,626
8,323,600		PT Salim Ivomas Pratama Tbk	296
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,837,800		PT Sawit Sumbermas Sarana Tbk	$267
4,905		Pulmuone Co Ltd	763
85,400		Q.P. Corp	1,933
415,919		QAF Ltd	318
811,750		QL Resources BHD	905
38,344	*,g	Refresco Gerber NV	685
11,695	e	Remy Cointreau S.A.	887
3,209,565		Reynolds American, Inc	161,473
9,400,000		RFM Corp	847
111,538		Rhodes Food Group Pty Ltd	160
167,205	e	Rogers Sugar, Inc	663
135,699		Royal Unibrew A.S.	6,544
9,800	e	S Foods, Inc	212
1,042,920		SABMiller plc	63,699
2,054	*	Sajo Industries Co Ltd	109
24,055		Sakata Seed Corp	611
212,494	e	Salmar ASA	5,206
1,948		Samlip General Foods Co Ltd	365
15,959		Samyang Corp	1,321
18,170		Samyang Holdings Corp	2,499
54,264	e	Sanderson Farms, Inc	4,894
46,700		Sao Martinho S.A.	627
1,408,000		Sapporo Holdings Ltd	7,003
335,148		Saputo, Inc	10,745
109,319		Scandi Standard AB	793
46,931		Schouw & Co	2,928
784	*	Seaboard Corp	2,354
481,103	e	Select Harvests Ltd	1,520
25,010	*	Seneca Foods Corp	869
270,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	259
341,400	*	Shanghai Dajiang Group	221
1,292,000		Shenguan Holdings Group Ltd	133
179,000		Showa Sangyo Co Ltd	741
5,310		Silla Co Ltd	75
45,500		SLC Agricola S.A.	200
347,946	e	Snyder’s-Lance, Inc	10,953
1,070,282		Standard Foods Corp	2,655
181,907		Stock Spirits Group plc	383
35,425		Strauss Group Ltd	531
91,232		Suedzucker AG.	1,605
274,383		Suntory Beverage & Food Ltd	12,344
395,400	e	Super Coffeemix Manufacturing Ltd	290
216,718		Swedish Match AB	7,346
53,507	*,e	Synutra International, Inc	266
138,100		Takara Holdings, Inc	1,136
130,081		Tassal Group Ltd	381
542,803		Tata Tea Ltd	994
464,618		Tate & Lyle plc	3,851
594,900		TDM BHD	120
2,143,000		Tenwow International Holdings Ltd	572
1,577,200		Thai Union Group PCL	937
1,723,400		Thai Vegetable Oil PCL	1,146
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,423,000	e	Tibet 5100 Water Resources Holdings Ltd	$442
1,751,300		Tiga Pilar Sejahtera Food Tbk	157
185,169		Tiger Brands Ltd	4,073
2,225,542	e	Tingyi Cayman Islands Holding Corp	2,487
1,202,900	*	TIPCO Foods PCL	454
99,129		Tongaat Hulett Ltd	701
45,856	e	Tootsie Roll Industries, Inc	1,602
107,446		Toyo Suisan Kaisha Ltd	3,857
685,415	*	Treasury Wine Estates Ltd	5,061
172,642	*	TreeHouse Foods, Inc	14,977
3,920		TS Corp	83
455,086	e	Tsingtao Brewery Co Ltd	1,732
141,000		Ttet Union Corp	346
1,214,902		Tyson Foods, Inc (Class A)	80,985
144,518		Ulker Biskuvi Sanayi AS	1,072
574,000	e	Uni-President China Holdings Ltd	459
7,221,260		Uni-President Enterprises Corp	12,681
71,762		United Breweries Ltd	896
93,198	*	United Spirits Ltd	3,516
54,324	e	Universal Corp	3,086
1,496,845		Universal Robina	7,048
206,515	e	Vector Group Ltd	4,717
7,779	e	Vilmorin & Cie	575
342,910		Vina Concha y Toro S.A.	596
44,000,000		Vina San Pedro Tarapaca S.A.	456
41,031		Viscofan S.A.	2,453
5,809,124	e	Want Want China Holdings Ltd	4,308
37,800		Warabeya Nichiyo Co Ltd	832
296,000	*	Wei Chuan Food Corp	182
6,075,500	*,e,g	WH Group Ltd	4,394
628,318	*	WhiteWave Foods Co (Class A)	25,535
4,025,267	e	Wilmar International Ltd	10,038
21,931	e	Yakult Honsha Co Ltd	970
226,735		Yamazaki Baking Co Ltd	4,772
7,000	e,m	Yonekyu Corp	169
2,899,000	*,e	YuanShengTai Dairy Farm Ltd	157
8,507		Zydus Wellness Ltd	94
		TOTAL FOOD, BEVERAGE & TOBACCO	6,316,402

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
19,154	*,e	AAC Holdings, Inc	379
55,827		Abaxis, Inc	2,534
5,847,934		Abbott Laboratories	244,619
148,951	*	Abiomed, Inc	14,122
200,353	*,e	Acadia Healthcare Co, Inc	11,041
193,732	*,e	Accuray, Inc	1,120
105,793	e	Aceto Corp	2,492
15,921	*	Addus HomeCare Corp	274
14,910	*,e	Adeptus Health, Inc	828
451,879		Advanced Medical Solutions Group plc	1,178
1,599,215		Aetna Inc	179,672
771,633	*	AGFA-Gevaert NV	3,433
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

97,233	*,e	Air Methods Corp	$3,522
381,654		Al Noor Hospitals Group plc	4,901
114,562	*	Alere, Inc	5,798
559,834		Alfresa Holdings Corp	10,744
337,418	*	Align Technology, Inc	24,527
21,485	*,e	Alliance HealthCare Services, Inc	154
510,403	*	Allscripts Healthcare Solutions, Inc	6,742
23,499	*	Almost Family, Inc	875
33,071	e	Ambu A.S.	1,171
132,807	*	Amedisys, Inc	6,420
480,274		AmerisourceBergen Corp	41,568
139,362	*	AMN Healthcare Services, Inc	4,684
314,233		Amplifon S.p.A.	2,723
189,043	*	Amsurg Corp	14,103
30,097		Analogic Corp	2,378
81,530	*	Angiodynamics, Inc	1,002
35,985	*	Anika Therapeutics, Inc	1,609
148,335		Ansell Ltd	1,961
358,920	*,e	Antares Pharma, Inc	312
945,258		Anthem, Inc	131,381
208,318		Apollo Hospitals Enterprise Ltd	4,180
11,700		As One Corp	442
87,300		Asahi Intecc Co Ltd	4,085
44,817	*,e	athenahealth, Inc	6,220
78,818	*,e	AtriCure, Inc	1,327
5,528		Atrion Corp	2,186
1,362,031		Australian Pharmaceutical Industries Ltd	2,038
1,551,850		Bangkok Chain Hospital PCL	480
4,306,200		Bangkok Dusit Medical Services PCL	2,840
261,609		Bard (C.R.), Inc	53,020
2,314,218		Baxter International, Inc	95,068
278,803		Becton Dickinson & Co	42,328
185,251	*,e	BioScrip, Inc	396
1,725,400	*	Biosensors International Group Ltd	1,056
66,878	*	BioTelemetry, Inc	781
39,700		BML, Inc	1,537
5,372,938	*	Boston Scientific Corp	101,065
302,335	*	Brookdale Senior Living, Inc	4,801
819,700		Bumrungrad Hospital PCL (Foreign)	4,936
130,181		Cantel Medical Corp	9,290
42,910	*,e,g	Capio AB	227
71,823	*	Capital Senior Living Corp	1,330
874,164		Cardinal Health, Inc	71,638
76,459	*,e	Cardiovascular Systems, Inc	793
27,909	e	Carl Zeiss Meditec AG.	861
2,903	*,e	Carmat	116
93,901	*,e	Castlight Health, Inc	313
4,316	*	Cegedim S.A.	125
304		Celesio AG.	9
973,688	*	Centene Corp	59,950
1,117,299	*	Cerner Corp	59,172
235,666	*,e	Cerus Corp	1,398
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

34,821	*	CHA Bio & Diostech Co Ltd	$419
228,736		Chartwell Retirement Residences	2,483
72,147		CHC Healthcare Group	123
41,711		Chemed Corp	5,650
4,940,000	e	China Jiuhao Health Industry Corp Ltd	624
872,000	*,e	China NT Pharma Group Co Ltd	243
411,000	e	China Pioneer Pharma Holdings Ltd	107
5,878,900		Chularat Hospital PCL	447
582,654		Cigna Corp	79,963
82,668	*	Civitas Solutions, Inc	1,441
81,258		Cochlear Ltd	6,356
42,362		Coloplast AS	3,206
187,625		Community Health Systems, Inc	3,473
23,364	e	CompuGroup Medical AG.	987
26,587	e	Computer Programs & Systems, Inc	1,386
25,647	*,e	ConforMIS, Inc	276
67,226		Conmed Corp	2,819
18,684	*,e	Connecture, Inc	48
25,400		Consort Medical plc	392
79,837		Cooper Cos, Inc	12,293
900,000	e	Cordlife Group Ltd	884
55,542	*,e	Corindus Vascular Robotics, Inc	55
49,053	*	Corvel Corp	1,934
236,890	*	Cross Country Healthcare, Inc	2,755
66,450		CryoLife, Inc	714
44,493	*	Cutera, Inc	501
180,380		CVS Group plc	1,992
49,000	*,e	CYBERDYNE, Inc	936
74,841	*	Cynosure, Inc (Class A)	3,302
50,000	e	Daiken Medical Co Ltd	398
446,360	*	DaVita, Inc	32,754
556,164		DENTSPLY SIRONA, Inc	34,276
214,286	*	DexCom, Inc	14,552
77,996		DiaSorin S.p.A.	4,504
9,880	*	DIO Corp	432
84,651	*,e	Diplomat Pharmacy, Inc	2,319
25,386		Draegerwerk AG.	1,721
6,726	e	Draegerwerk AG. & Co KGaA	399
1,019,029	*	Edwards Lifesciences Corp	89,889
13,300	e	Eiken Chemical Co Ltd	278
319,558	e	Elekta AB (B Shares)	2,385
13,694	*,e	EndoChoice Holdings, Inc	71
174,770	*,e	Endologix, Inc	1,461
123,469		Ensign Group, Inc	2,795
14,796	*,e	Entellus Medical, Inc	269
467,375	*	Envision Healthcare Holdings, Inc	9,534
541,878		Essilor International S.A.	66,768
1,246,201	e	Estia Health Ltd	5,481
30,511	*,e	Evolent Health, Inc	322
23,759	*	Exactech, Inc	481
101,127	*	ExamWorks Group, Inc	2,989
3,907,536	*,n	Express Scripts Holding Co	268,409
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

272,908	e	Extendicare, Inc	$1,977
695,321	e	Fagron NV	4,573
990,020		Fisher & Paykel Healthcare Corp	6,699
233,325	*	Five Star Quality Care, Inc	534
61,000		Fleury S.A.	366
90,355	*	Fortis Healthcare Ltd	239
225,011		Fresenius Medical Care AG.	19,852
518,007		Fresenius SE	37,759
18,200		Fukuda Denshi Co Ltd	955
8,075		Galenica AG.	12,118
104,167	*,e	GenMark Diagnostics, Inc	549
79,356	e	Getinge AB (B Shares)	1,826
37,000		Ginko International Co Ltd	369
33,223	*,e	Glaukos Corp	560
165,075	*	Globus Medical, Inc	3,921
434,036	e	GN Store Nord	9,062
1,780,831	e	Golden Meditech Holdings Ltd	244
63,383	*	Greatbatch, Inc	2,259
36,700		Green Hospital Supply, Inc	924
71,462	e	Greencross Ltd	410
16,345		Guerbet	1,257
191,877	*	Haemonetics Corp	6,712
114,520	*	Halyard Health, Inc	3,290
742,000	*,e,g	Harmonicare Medical Holdings Ltd	527
205,200		Hartalega Holdings BHD	255
1,512,184		HCA Holdings, Inc	118,026
89,484	*	HealthEquity, Inc	2,208
1,334,630		Healthscope Ltd	2,716
388,772	e	Healthsouth Corp	14,629
63,817	*	HealthStream, Inc	1,410
101,961	*	Healthways, Inc	1,029
117,929	*,e	HeartWare International, Inc	3,705
159,552	*	Henry Schein, Inc	27,543
126,541		Hill-Rom Holdings, Inc	6,365
313,794	*	HMS Holdings Corp	4,503
10,700	e	Hogy Medical Co Ltd	574
1,165,454	*	Hologic, Inc	40,208
299,736		Hoya Corp	11,393
361,566		Humana, Inc	66,149
65,853	*	ICU Medical, Inc	6,855
159,537	*	Idexx Laboratories, Inc	12,495
3,554,695		IHH Healthcare BHD	5,977
88,400	*,e	iKang Healthcare Group, Inc (ADR)	1,932
24,381	*,e	Imprivata, Inc	308
193,953	*,e	IMS Health Holdings, Inc	5,149
8,878		InBody Co Ltd	375
88,897	*	Inogen Inc	3,999
48,768	*,e	Inovalon Holdings, Inc	903
141,710	*	Insulet Corp	4,699
107,261	*	Integra LifeSciences Holdings Corp	7,225
5,725		Interojo Co Ltd	193
225,814	*	Intuitive Surgical, Inc	135,726
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

124,998	e	Invacare Corp	$1,646
67,785	*,e	InVivo Therapeutics Holdings Corp	473
74,094		Ion Beam Applications	3,138
7,250	*,e	iRadimed Corp	139
59,044	*	i-SENS Inc	1,870
864,844	e	Japara Healthcare Ltd	2,027
256,000		Jeol Ltd	1,298
43,907	*,e	K2M Group Holdings, Inc	651
201,662		Kindred Healthcare, Inc	2,491
30,234		Korian-Medica	890
886,800		Kossan Rubber Industries	1,375
369,573		KPJ Healthcare BHD	404
278,972	*	Laboratory Corp of America Holdings	32,676
23,686		Landauer, Inc	783
61,005	*,e	LDR Holding Corp	1,555
68,709		LeMaitre Vascular, Inc	1,066
100,067	*	LHC Group, Inc	3,558
52,059	e	Lifco AB	1,396
1,051,298	e	Life Healthcare Group Holdings Pte Ltd	2,537
439,657	*	LifePoint Hospitals, Inc	30,446
1,584,000	*	Lifetech Scientific Corp	264
163,578	*,e	LivaNova plc	8,830
6,802		Lutronic Corp	268
220,535		M3, Inc	5,546
118,696	*	Magellan Health Services, Inc	8,063
17,000	e	Mani, Inc	261
177,750	*	Masimo Corp	7,437
608,017		McKesson Corp	95,611
132,382	e	Medical Facilities Corp	1,607
20,180		Medicare Group	598
317,387		Mediceo Paltac Holdings Co Ltd	5,020
134,677	*	Medidata Solutions, Inc	5,213
20,755	*	Medipost Co Ltd	1,513
211,702	*	MEDNAX, Inc	13,680
4,723,165		Medtronic plc	354,237
10,100	e	Menicon Co Ltd	339
103,794		Meridian Bioscience, Inc	2,139
253,022	*	Merit Medical Systems, Inc	4,678
1,715,683	e	Metlifecare Ltd	6,219
137,500		Microlife Corp	382
447,000	*	Microport Scientific Corp	195
92,193		Miraca Holdings, Inc	3,785
141,674	*	Molina Healthcare, Inc	9,137
18,236		Nagaileben Co Ltd	375
25,100		Nakanishi, Inc	797
34,420		National Healthcare Corp	2,144
29,190	e	National Research Corp	454
145,444	*	Natus Medical, Inc	5,589
90,789	*	Neogen Corp	4,571
2,633,322		Network Healthcare Holdings Ltd	6,435
4,973		Neuca S.A.	416
38,782	*,e	Nevro Corp	2,182
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

153,300	e	Nichii Gakkan Co	$1,060
61,600		Nihon Kohden Corp	1,530
53,767		Nikkiso Co Ltd	395
349,700		Nipro Corp	3,319
166,194	e	NMC Health plc	2,523
16,810	e,g	NNIT A.S.	436
86,759	*,e	Nobilis Health Corp	271
19,303	*,e	Novocure Ltd	280
192,869	*	NuVasive, Inc	9,383
21,127	*	Nuvectra Corp	114
151,680	*	NxStage Medical, Inc	2,274
243,719		Odontoprev S.A.	773
1,387,684		Olympus Corp	53,876
88,896	*	Omnicell, Inc	2,478
486,735	*	OraSure Technologies, Inc	3,519
144,782		Oriola-KD Oyj (B Shares)	713
26,935	*,e	Orion Health Group Ltd	65
62,064	e	Orpea	5,162
80,967	*	Orthofix International NV	3,362
34,162	*	Osstem Implant Co Ltd	2,352
151,658	e	Owens & Minor, Inc	6,130
49,765	*,e	Oxford Immunotec Global plc	493
15,100	e	Paramount Bed Holdings Co Ltd	552
142,935		Patterson Cos, Inc	6,651
10,429	*,e	Penumbra, Inc	480
189,875		Pharmaniaga BHD	280
97,085	*	PharMerica Corp	2,147
309,500		Phoenix Healthcare Group Co Ltd	343
34,428		Phonak Holding AG.	4,394
85,000		Pihsiang Machinery Manufacturing Co Ltd	185
331,607	*	Premier, Inc	11,062
47,561	*,e	Press Ganey Holdings, Inc	1,431
1,917,555	e	Primary Health Care Ltd	5,493
31,546	*	Providence Service Corp	1,611
240,600		PT Siloam International Hospitals Tbk	132
534,000	*,e	PW Medtech Group Ltd	119
243,908		Qualicorp S.A.	1,009
174,991		Quality Systems, Inc	2,667
230,409		Quest Diagnostics, Inc	16,463
72,021	*,e	Quidel Corp	1,243
86,268	*	RadNet, Inc	417
210,305	e	Raffles Medical Group Ltd	703
136,552	e	Ramsay Health Care Ltd	6,411
19,524	*	RaySearch Laboratories AB	290
460,483	e	Regis Healthcare Ltd	1,769
5,976,000		Religare Health Trust	4,350
399,789	e	Resmed, Inc	23,116
125,522		Rhoen Klinikum AG.	3,905
166,000		Rion Co Ltd	2,492
120,451	*,e	Rockwell Medical, Inc	905
174,756	*	RTI Biologics, Inc	699
853,363	e	Ryman Healthcare Ltd	4,924
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

15,309		Sartorius AG.	$3,893
10,645		Sartorius Stedim Biotech	4,050
23,203	*	SeaSpine Holdings Corp	340
31,014	*,e	Second Sight Medical Products, Inc	150
283,745		Selcuk Ecza Deposu Ticaret ve Sanayi AS	258
260,880		Select Medical Holdings Corp	3,081
16,920		SEWOONMEDICAL Co Ltd	70
2,214,994	e	Shandong Weigao Group Medical Polymer Co Ltd	1,413
2,358,862		Shanghai Pharmaceuticals Holding Co Ltd	4,664
96,979	e	Sienna Senior Living, Inc	1,240
37,000	*,e	Sientra, Inc	253
2,711,044		Sigma Pharmaceuticals Ltd	2,203
1,305,647		Sinopharm Group Co	5,901
706,182		Smith & Nephew plc	11,619
1,483,118		Sonic Healthcare Ltd	21,271
103,254	*,e	Spectranetics Corp	1,499
272,888	g	Spire Healthcare Group plc	1,405
720,666		St. Jude Medical, Inc	39,637
187,000		St. Shine Optical Co Ltd	3,813
98,726	*,e	Staar Surgical Co	730
360,118	e	STERIS plc	25,586
10,075		STRATEC Biomedical AG.	489
8,776		Straumann Holding AG.	3,021
703,066		Stryker Corp	75,432
5,635		Suheung Capsule Co Ltd	227
1,128,853	e	Summerset Group Holdings Ltd	3,455
2,857,600		Supermax Corp BHD	1,890
35,875	*,e	Surgery Partners, Inc	476
359,371	*	Surgical Care Affiliates, Inc	16,632
31,445	*	SurModics, Inc	579
145,180		Suzuken Co Ltd	4,928
177,998		Sysmex Corp	11,128
44,315	*,e	Tandem Diabetes Care, Inc	386
236,848	*,e	Team Health Holdings, Inc	9,903
22,446	*,e	Teladoc, Inc	215
30,365		Teleflex, Inc	4,768
532,730	*,e	Tenet Healthcare Corp	15,412
174,676		Terumo Corp	6,251
226,600	e	Toho Pharmaceutical Co Ltd	4,843
23,800		Tokai Corp (GIFU)	696
958,700		Top Glove Corp BHD	1,233
6,888,000	e	Town Health International Medical Group Ltd	1,297
109,334	*,e	TransEnterix, Inc	465
115,858	*	Triple-S Management Corp (Class B)	2,880
35,834	*,e	Trupanion, Inc	353
22,000	e	Tsuki Corp	288
335,506	*,e	Unilife Corp	228
235,604		United Drug plc	1,974
3,324,834		UnitedHealth Group, Inc	428,571
119,066		Universal American Corp	850
6,825,000	e	Universal Health International Group Holding Ltd	749
558,094		Universal Health Services, Inc (Class B)	69,605
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

200,000	*,e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	$155
42,979		US Physical Therapy, Inc	2,137
8,719		Utah Medical Products, Inc	545
6,129		Value Added Technologies Co Lt	238
128,894	*	Varian Medical Systems, Inc	10,314
49,836	*	Vascular Solutions, Inc	1,621
386,173	*	VCA Antech, Inc	22,278
162,380	*,e	Veeva Systems, Inc	4,066
21,920	*,e	Veracyte, Inc	118
12,394,500		Vibhavadi Medical Center PCL (Foreign)	958
5,973		Vieworks Co Ltd	259
278,330	e	Virtus Health Ltd	1,333
109,800	e	VITAL KSK Holdings, Inc	866
61,080	*	Vocera Communications, Inc	779
309,848	*	WellCare Health Plans, Inc	28,738
200,989		West Pharmaceutical Services, Inc	13,933
28,245	*,e	William Demant Holding	2,837
218,212	*	Wright Medical Group NV	3,622
12,524		Ypsomed Holding AG.	1,787
80,428	*,e	Zeltiq Aesthetics, Inc	2,184
759,125		Zimmer Holdings, Inc	80,945
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,381,270

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
76,824		Able C&C Co Ltd	1,986
20,200		Aderans Co Ltd	120
37,220		Amorepacific Corp	12,587
10,193		Amorepacific Corp (Preference)	1,967
12,900		Artnature, Inc	116
504,803	e	Asaleo Care Ltd	703
993,326	e	Avon Products, Inc	4,778
64,021		Bajaj Corp Ltd	373
764,685		Beiersdorf AG.	68,878
8,384		Bioland Ltd	167
114,180	*	Central Garden and Pet Co (Class A)	1,860
24,000		Chlitina Holding Ltd	206
157,633		Church & Dwight Co, Inc	14,531
27,297	*	CKH Food & Health Ltd	67
331,525		Clorox Co	41,792
1,179,566		Colgate-Palmolive Co	83,336
24,008		Coreana Cosmetics Co Ltd	193
3,813		Cosmax BTI, Inc	171
41,051		Cosmax, Inc	4,505
13,339	*	COSON Co Ltd	215
352,061	e	Coty, Inc	9,798
870,306		Dabur India Ltd	3,283
60,600		Dr Ci:Labo Co Ltd	1,242
11,200	e	Earth Chemical Co Ltd	452
126,216		Edgewell Personal Care Co	10,164
136,701		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	160
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

65,325	*,e	Elizabeth Arden, Inc	$535
154,618	e	Energizer Holdings, Inc	6,264
1,287,411		Estee Lauder Cos (Class A)	121,416
55,500	*,e	Euglena Co Ltd	804
33,849		Eveready Industries India Ltd	119
155,000	e	Fancl Corp	2,112
10,323		Gillette India Ltd	688
183,163		Godrej Consumer Products Ltd	3,821
92,000		Grape King Industrial Co	528
850,286		Hengan International Group Co Ltd	7,406
45,374		Henkel KGaA	4,449
272,537		Henkel KGaA (Preference)	29,981
487,309	*,e	Herbalife Ltd	29,999
1,305,793		Hindustan Lever Ltd	17,139
195,565	*	HRG Group, Inc	2,724
609,616	*	Hypermarcas S.A.	4,768
9,495	e	Inter Parfums S.A.	248
46,177		Inter Parfums, Inc	1,427
346,755		Jyothy Laboratories Ltd	1,526
985,651		Kao Corp	52,557
4,190,500		Karex BHD	4,081
1,270,549		Kimberly-Clark Corp	170,902
1,720,732		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,140
21,900		Kobayashi Pharmaceutical Co Ltd	1,921
23,697		Korea Kolmar Co Ltd	1,687
6,204		Korea Kolmar Holdings Co Ltd	250
65,500		Kose Corp	6,368
28,205		LG Household & Health Care Ltd	23,321
266,000		Lion Corp	2,995
100,981		L’Oreal S.A.	18,064
17,179		Mandom Corp	764
938,053		Marico Ltd	3,460
46,151		Medifast, Inc	1,393
321,924	*	Microbio Co Ltd	273
9,700		Milbon Co Ltd	393
169,150		Natura Cosmeticos S.A.	1,248
45,708	e	Natural Health Trends Corp	1,515
32,703	e	Nature’s Sunshine Products, Inc	314
14,200		Noevir Holdings Co Ltd	408
459,217	e	Nu Skin Enterprises, Inc (Class A)	17,565
31,927	*	Nutraceutical International Corp	777
11,044		Oil-Dri Corp of America	373
58,869		Ontex Group NV	1,928
21,427	e	Orchids Paper Products Co	589
33,247	*	Oriflame Holding AG.	660
32,437		Pacific Corp	4,155
105,300		Pigeon Corp	2,744
42,200		Pola Orbis Holdings, Inc	3,495
8,906,246		Procter & Gamble Co	733,073
8,430,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	318
3,140,891		PT Unilever Indonesia Tbk	10,161
217,496	e	PZ Cussons plc	943
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,158,611		Reckitt Benckiser Group plc	$111,756
48,830	*	Revlon, Inc (Class A)	1,778
1,033,000	e	Ruinian International Ltd	101
11,641	*	Sansung Life & Science Co Ltd	350
280,991		Shiseido Co Ltd	6,260
74,617	e	Spectrum Brands, Inc	8,154
1,020,213		Svenska Cellulosa AB (B Shares)	31,821
296,499		Uni-Charm Corp	6,453
3,379,325		Unilever NV	151,930
1,877,197		Unilever plc	84,648
39,331	*,e	USANA Health Sciences, Inc	4,776
187,000	e	Vinda International Holdings Ltd	312
60,347		WD-40 Co	6,518
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,987,296

INSURANCE - 4.0%
125,133		Admiral Group plc	3,555
671,810		Aegon NV	3,692
594,263		Aflac, Inc	37,522
85,283		Ageas	3,375
15,793,107		AIA Group Ltd	89,768
15,582	*	Alleghany Corp	7,732
752,480		Allianz AG.	122,206
882,956		Allied World Assurance Co Holdings Ltd	30,850
1,310,874		Allstate Corp	88,314
195,150		Alm Brand AS	1,429
109,719	*	AMBAC Financial Group, Inc	1,734
279,654		American Equity Investment Life Holding Co	4,698
318,967		American Financial Group, Inc	22,446
4,820,066		American International Group, Inc	260,525
7,619	e	American National Insurance Co	880
77,164		Amerisafe, Inc	4,054
3,905,578		AMP Ltd	17,312
546,055	e	Amtrust Financial Services, Inc	14,132
68,282		Anadolu Hayat Emeklilik AS	135
207,131		Anadolu Sigorta	126
13,200	*,e	Anicom Holdings, Inc	363
360,788		Aon plc	37,684
174,905	*	Arch Capital Group Ltd	12,436
369,620		Argo Group International Holdings Ltd	21,212
149,430		Arthur J. Gallagher & Co	6,647
228,116		Aspen Insurance Holdings Ltd	10,881
2,075,728		Assicurazioni Generali S.p.A.	30,727
73,680		Assurant, Inc	5,684
125,674		Assured Guaranty Ltd	3,180
26,100	*	Atlas Financial Holdings, Inc	473
11,752,064		Aviva plc	76,734
17,774		AvivaSA Emeklilik ve Hayat AS.	122
4,942,671		AXA S.A.	115,899
177,036		Axis Capital Holdings Ltd	9,818
4,146		Bajaj Finserv Ltd	107
35,203	e	Baldwin & Lyons, Inc (Class B)	866
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

41,503		Baloise Holding AG.	$5,268
1,082,746		BB Seguridade Participacoes S.A.	8,943
1,304,953		Beazley plc	6,724
4,487,966	*	Berkshire Hathaway, Inc (Class B)	636,753
108,569		Brown & Brown, Inc	3,887
14,405,129		Cathay Financial Holding Co Ltd	17,235
156,207		Chesnara plc	738
1,844,518	*	China Insurance International Holdings Co Ltd	4,062
9,858,710		China Life Insurance Co Ltd	24,225
11,116,276		China Life Insurance Co Ltd (Taiwan)	8,556
4,582,818		China Pacific Insurance Group Co Ltd	17,211
3,077,257		Chubb Ltd	366,655
146,150		Cincinnati Financial Corp	9,552
151,348	*,e	Citizens, Inc (Class A)	1,096
16,856	*	Clal Insurance	194
4,371,790		ClearView Wealth Ltd	3,217
23,024		CNA Financial Corp	741
447,520		CNP Assurances	6,969
547,232	e	Conseco, Inc	9,806
2,099,272		Corp Mapfre S.A.	4,518
277,625	e	Cover-More Group Ltd	330
88,788		Crawford & Co (Class B)	575
1,869,311		Dai-ichi Mutual Life Insurance Co	22,655
255,679	e	Delta Lloyd NV	1,185
3,558,515		Direct Line Insurance Group plc	18,875
393,045		Discovery Holdings Ltd	3,231
37,824		Donegal Group, Inc (Class A)	544
147,433		Dongbu Insurance Co Ltd	9,806
43,007	*,e	eHealth, Inc	404
34,587		EMC Insurance Group, Inc	887
108,030		Employers Holdings, Inc	3,040
73,198		Endurance Specialty Holdings Ltd	4,783
29,623	*	Enstar Group Ltd	4,816
48,723	e	Erie Indemnity Co (Class A)	4,531
570,456		esure Group plc	2,241
25,204		Euler Hermes S.A.	2,284
212,043		Everest Re Group Ltd	41,864
22,518		Fairfax Financial Holdings Ltd	12,606
24,441	e	FBD Holdings plc	178
21,948		FBL Financial Group, Inc (Class A)	1,350
96,876		Federated National Holding Co	1,905
62,857	e	Fidelity & Guaranty Life	1,649
272,292		First American Financial Corp	10,377
472,675		FNF Group	16,024
2,579,886		Fondiaria-Sai S.p.A	5,958
43,500		FPC Par Corretora de Seguros S.A.	148
466,817	*	Genworth Financial, Inc (Class A)	1,274
229,025		Gjensidige Forsikring BA	3,902
387,983		Great-West Lifeco, Inc	10,677
70,845	*	Greenlight Capital Re Ltd (Class A)	1,544
115,627		Grupo Catalana Occidente S.A.	3,277
51,981	*	Hallmark Financial Services	598
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

175,697		Hannover Rueckversicherung AG.	$20,420
45,167		Hanover Insurance Group, Inc	4,075
137,363		Hanwha Non-Life Insurance Co Ltd	1,016
326,159		Harel Insurance Investments & Finances Ltd	1,245
1,547,430		Hartford Financial Services Group, Inc	71,306
21,165	e	HCI Group, Inc	705
18,173		Helvetia Holding AG.	10,385
275,782		Heritage Insurance Holdings, Inc	4,404
338,649		Hiscox Ltd	4,706
103,056		Horace Mann Educators Corp	3,266
331,067		Hyundai Marine & Fire Insurance Co Ltd	9,616
13,234		IDI Insurance Co Ltd	677
26,016	e	Independence Holding Co	414
185,368		Industrial Alliance Insurance and Financial Services, Inc	5,595
56,406		Infinity Property & Casualty Corp	4,541
2,739,526		Insurance Australia Group Ltd	11,700
221,410		Intact Financial Corp	15,502
24,331		James River Group Holdings Ltd	785
226,000	*	Japan Post Holdings Co Ltd	3,023
1,800		Japan Post Insurance Co Ltd	42
241,322	e	Just Retirement Group plc	547
106,936		Kemper Corp	3,162
641,496		Korea Life Insurance Co Ltd	3,760
265,563		Korean Reinsurance Co	3,241
169,887	e	Lancashire Holdings Ltd	1,343
13,438,616		Legal & General Group plc	45,281
399,287	e	Liberty Holdings Ltd	3,910
95,891		LIG Insurance Co Ltd	2,858
754,370		Lincoln National Corp	29,571
215,785		Loews Corp	8,256
46,768	*	Lotte Non-Life Insurance Co Ltd	118
138,525	e	Maiden Holdings Ltd	1,793
2,312,946	e	Manulife Financial Corp	32,733
17,576	*	Markel Corp	15,670
855,076		Marsh & McLennan Cos, Inc	51,980
216,520		Max India Ltd	1,124
216,520	*,m	Max India Ltd (New)	138
43,304	*,m	Max Ventures & Industries Ltd	7
333,702	*,e	MBIA, Inc	2,953
3,728,885		Medibank Pvt Ltd	8,363
43,030		Menorah Mivtachim Holdings Ltd	361
635,465		Mercuries & Associates Holding Ltd	410
2,557,609		Mercuries Life Insurance Co Lt	1,256
35,076		Mercury General Corp	1,947
48,277		Meritz Fire & Marine Insurance Co Ltd	675
7,719,841		Metlife, Inc	339,210
1,059,120	e	Metropolitan Holdings Ltd	1,781
916,998		Migdal Insurance Holdings Ltd	636
69,279		Mirae Asset Life Insurance Co Ltd	297
1,501,554		Mitsui Sumitomo Insurance Group Holdings, Inc	41,850
397,900	*	MPHB Capital BHD	151
93,441		Muenchener Rueckver AG.	18,963
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

238,852		National General Holdings Corp	$5,157
35,774	e	National Interstate Corp	1,070
6,105		National Western Life Group, Inc	1,408
46,626	*	Navigators Group, Inc	3,911
957,204		New China Life insurance Co Ltd	3,383
249,899		NKSJ Holdings, Inc	7,083
104,309		NN Group NV	3,405
5,757,922		Old Mutual plc	15,904
829,043		Old Republic International Corp	15,155
136,613		OneBeacon Insurance Group Ltd (Class A)	1,739
322,258		Partnership Assurance Group plc	599
23,669	*,e	Patriot National, Inc	182
8,381,805		People’s Insurance Co Group of China Ltd	3,559
466,561		Phoenix Group Holdings	6,310
115,900		Phoenix Holdings Ltd	295
7,065,902	e	PICC Property & Casualty Co Ltd	13,010
9,372,454		Ping An Insurance Group Co of China Ltd	44,976
102,604		Porto Seguro S.A.	777
1,114,293		Power Corp Of Canada	25,705
516,520	e	Power Financial Corp	12,914
1,075,831		Powszechny Zaklad Ubezpieczen S.A.	10,238
139,905	e	Primerica, Inc	6,230
984,583		Principal Financial Group	38,842
149,473		ProAssurance Corp	7,563
773,729		Progressive Corp	27,189
150,321		Protector Forsikring ASA	1,366
1,313,435		Prudential Financial, Inc	94,856
6,319,697		Prudential plc	117,600
57,256,000	*	PT Panin Insurance Tbk	2,114
117,257,400	*	PT Panin Life Tbk	1,476
102,450		Qatar Insurance Co SAQ	2,332
1,463,057		QBE Insurance Group Ltd	12,226
226,300	*,e	Qualitas Controladora SAB de C.V.	264
583,101	e	Rand Merchant Investment Holdings Ltd	1,641
253,492		Reinsurance Group of America, Inc (Class A)	24,399
383,612		RenaissanceRe Holdings Ltd	45,968
105,555		RLI Corp	7,057
254,229	e	RSA Insurance Group plc	1,733
35,359		Safety Insurance Group, Inc	2,018
1,166,654	e	Sampo Oyj (A Shares)	55,258
38,981		Samsung Fire & Marine Insurance Co Ltd	10,067
166,487		Samsung Life Insurance Co Ltd	17,127
2,064,508		Sanlam Ltd	9,565
423,729		SCOR SE	14,939
137,449		Selective Insurance Group, Inc	5,032
7,510,941		Shin Kong Financial Holding Co Ltd	1,508
136,000		Shinkong Insurance Co Ltd	101
447,707		Societa Cattolica di Assicurazioni SCRL	3,052
604,092		Sony Financial Holdings, Inc	7,724
445,660		St. James’s Place plc	5,860
2,337,962		Standard Life plc	11,922
37,195	e	State Auto Financial Corp	821
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

98,786	e	State National Cos, Inc	$1,245
624,416	e	Steadfast Group Ltd	857
93,075	e	Stewart Information Services Corp	3,377
652,935	*	Storebrand ASA	2,543
211,733		Sul America SA	945
852,216		Sun Life Financial, Inc	27,494
980,154		Suncorp-Metway Ltd	8,943
14,195		Swiss Life Holding	3,767
658,141		Swiss Re Ltd	60,772
781,200		Syarikat Takaful Malaysia BHD	813
1,936,042		T&D Holdings, Inc	18,085
137,000		Taiwan Fire & Marine Insurance Co	91
2,600,200	*	Thai Reinsurance PCL	210
2,252,950	*,e	Third Point Reinsurance Ltd	25,616
1,241,768		Tokio Marine Holdings, Inc	41,957
180,379		Tong Yang Life Insurance	1,866
58,552	*	Topdanmark AS	1,488
133,995		Torchmark Corp	7,257
372,654		Travelers Cos, Inc	43,492
53,120		Tryg A.S.	1,029
476,300		Tune Ins Holdings BHD	165
1,683,479		Unipol Gruppo Finanziario S.p.A	6,802
205,081		Uniqa Versicherungen AG.	1,439
34,442	*	United America Indemnity Ltd	1,072
47,446		United Fire & Casualty Co	2,079
128,636		United Insurance Holdings Corp	2,471
79,416	e	Universal Insurance Holdings, Inc	1,414
322,137		UnumProvident Corp	9,960
973,768		Validus Holdings Ltd	45,952
49,614		Vittoria Assicurazioni S.p.A.	482
678,959		W.R. Berkley Corp	38,158
7,180		White Mountains Insurance Group Ltd	5,763
400		Wiener Staedtische Allgemeine Versicherung AG.	8
7,289		Willis Towers Watson plc	865
3,052,466		XL Capital Ltd	112,331
399,329		Zurich Financial Services AG.	92,609
		TOTAL INSURANCE	4,463,001

MATERIALS - 4.6%
73,551		A. Schulman, Inc	2,002
21,230		Aarti Industries	165
133,463	e	Acerinox S.A.	1,542
325,000		Achilles Corp	416
35,840		Acron JSC (GDR)	194
46,912		Adana Cimento	117
70,100		ADEKA Corp	1,021
1,316,926		Adelaide Brighton Ltd	5,111
242,791		Aeci Ltd	1,496
23,758		AEP Industries, Inc	1,568
132,470		African Barrick Gold Ltd	534
151,429	e	African Oxygen Ltd	183
100,489	e	African Rainbow Minerals Ltd	646
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

337,638		Agnico-Eagle Mines Ltd	$12,216
376,299	e	Agrium, Inc	33,224
355,000	*	Aichi Steel Corp	1,388
190,604		Air Liquide	21,384
210,537		Air Products & Chemicals, Inc	30,328
124,422	e	Air Water, Inc	1,844
41,199		Airgas, Inc	5,835
3,729		AK Holdings, Inc	183
633,278	*,e	AK Steel Holding Corp	2,615
69,871		Akcansa Cimento AS	357
9,420		Akzo Nobel India Ltd	194
383,876		Akzo Nobel NV	26,168
223,498		Alamos Gold, Inc	1,184
2,273,639		Albemarle Corp	145,354
3,423,032	e	Alcoa, Inc	32,793
308,794	e	Allegheny Technologies, Inc	5,033
1,520,000	e	Alpek SAB de C.V.	2,397
33,277	e	Altius Minerals Corp	297
657,273		Altri SGPS S.A.	2,862
1,780,318	e	Alumina Ltd	1,771
5,117,171	*,e	Aluminum Corp of China Ltd	1,629
1,075,119		Ambuja Cements Ltd	3,774
2,507,487		Amcor Ltd	27,535
71,978	e	American Vanguard Corp	1,136
4,839,000		AMVIG Holdings Ltd	2,021
108,585		Anadolu Cam Sanayii AS	76
871,466	*	Anatolia Minerals Development Ltd	1,577
71,294	*,e	Anglo American Platinum Ltd	1,743
214,491	*	Anglo American plc	1,672
2,693,399		Anglo American plc (London)	21,236
941,028	*	AngloGold Ashanti Ltd	13,026
1,536,291		Anhui Conch Cement Co Ltd	4,122
300,474	e	Antofagasta plc	2,019
73,030	*	APERAM	2,782
66,157		Aptargroup, Inc	5,187
220,660		Arabian Cement Co	190
3,267,196	e	ArcelorMittal	14,740
231,027		Arkema	17,308
38,474	e	Asahi Holdings, Inc	518
1,832,238		Asahi Kasei Corp	12,374
184,541	*,e	Asanko Gold, Inc	392
100,476		Ashland, Inc	11,048
1,302,000		Asia Cement China Holdings Corp	262
1,164		Asia Cement Co Ltd	96
5,170,495		Asia Cement Corp	4,724
786		Asia Holdings Co Ltd	73
273,125		Asia Polymer	154
443,583		Asian Paints Ltd	5,816
47,544		Associated Cement Co Ltd	992
149,579	e	Assore Ltd	1,629
7,302		Atul Ltd	169
145,975		Aurubis AG.	7,254
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

338,852		Avery Dennison Corp	$24,435
113,619	*	Axalta Coating Systems Ltd	3,318
3,349,472		Axiall Corp	73,152
867,215	*	B2Gold Corp	1,442
75,746		Balchem Corp	4,698
140,108		Ball Corp	9,988
469,798		Barrick Gold Corp	6,380
1,508,198		Barrick Gold Corp (Canada)	20,485
8,644		BASF India Ltd	114
671,634		BASF SE	50,504
15,767		Bayer CropScience Ltd	903
6,000,000		BBMG Corp	4,643
148,967	e	Bekaert S.A.	6,044
367,211		Bemis Co, Inc	19,014
2,295,200		Bengang Steel Plates Co	772
256,218		Berger Paints India Ltd	947
5,202,438	*	Berry Plastics Group, Inc	188,068
3,932,827		BHP Billiton Ltd	50,819
3,654,801		BHP Billiton plc	40,928
864,142		Billerud AB	14,107
1,210,360		BlueScope Steel Ltd	5,724
220,182	*	Boise Cascade Co	4,562
989,606		Boliden AB	15,786
2,145,498		Boral Ltd	10,148
244,182	e	Borregaard ASA	1,636
35,346		Borusan Mannesmann Boru Sanayi	82
222,391		Boryszew S.A.	298
35,423		BRAAS Monier Building Group S.A.	953
221,500		Bradespar S.A.	377
433,096		Braskem S.A.	2,820
52,667		Brickworks Ltd	639
55,922		Buzzi Unicem S.p.A.	964
125,360		Buzzi Unicem S.p.A. RSP	1,319
5,200	e	C Uyemura & Co Ltd	220
299,330	e	Cabot Corp	14,467
131,089		Calgon Carbon Corp	1,838
96,802		Canam Group, Inc	956
97,705	*	Canfor Corp	1,343
76,923		Canfor Pulp Products, Inc	710
73,144		CAP S.A.	216
115,886	e	Carpenter Technology Corp	3,967
212,565		Cascades, Inc	1,403
112,655		CCL Industries	21,382
212,506		Celanese Corp (Series A)	13,919
41,458		Cementir S.p.A.	207
435,495		Cementos Argos S.A.	1,687
146,867	*	Cemex Latam Holdings S.A.	631
26,812,021	*,e	Cemex S.A. de C.V.	19,476
2,941,362		Centamin plc	3,729
671,004		Centerra Gold, Inc	3,115
229,008	*,e	Century Aluminum Co	1,614
44,728		Century Plyboards India Ltd	115
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,588,125		Century Sunshine Ecological Technology Holdings Ltd	$87
17,630		Century Textile & Industries Ltd	141
568,037		CF Industries Holdings, Inc	17,802
18,113		Chase Corp	953
144,244		Chemours Co	1,010
223,327	*	Chemtura	5,896
707,560		Cheng Loong Corp	255
475,925		Chia Hsin Cement Corp	140
1,676,695		China BlueChemical Ltd	425
4,680,000	*	China Daye Non-Ferrous Metals Mining Ltd	84
147,000		China Hi-ment Corp	296
885,000	*	China Manmade Fibers Corp	224
659,372		China Metal Products	607
1,329,340	*,e,m	China Metal Recycling Holdings Ltd	2
13,985,248	e	China National Building Material Co Ltd	6,492
1,179,000	e	China National Materials Co Ltd	231
2,067,628	*	China Petrochemical Development Corp	520
1,537,200	*,e	China Rare Earth Holdings Ltd	105
547,000	*,e	China Sanjiang Fine Chemicals	96
6,683,200	*,e,m	China Shanshui Cement Group Ltd	4,064
652,000	e	China Silver Group Ltd	151
126,000		China Steel Chemical Corp	444
12,869,442		China Steel Corp	8,950
1,132,190		China Synthetic Rubber Corp	858
538,000	*	Chongqing Iron & Steel Co Ltd	72
228,859		Christian Hansen Holding	15,348
204,000		Chugoku Marine Paints Ltd	1,345
815,720	*	Chung Hung Steel Corp	146
325,540		Chung Hwa Pulp Corp	101
477,545		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,515
619,968		Cia Siderurgica Nacional S.A.	1,233
79,965		Ciech S.A.	1,501
155,505		Cimsa Cimento Sanayi Ve Tica	869
962,000	*	Citic Dameng Holdings	58
471,809		Clariant AG.	8,535
68,031	*	Clearwater Paper Corp	3,300
1,297,600	*,e	Cliffs Natural Resources, Inc	3,893
902,149	*,e	Coeur Mining, Inc	5,070
325,912		Commercial Metals Co	5,531
86,132	*,m	Companhia Vale do Rio Doce	0
30,577	e	Compass Minerals International, Inc	2,167
112,633		Corbion NV	2,672
21,416	*	Core Molding Technologies, Inc	267
115,082		Coromandel International Ltd	331
440,000	e	CPMC Holdings Ltd	218
2,108,168		CRH plc	59,541
855,226		Croda International plc	37,239
963,043	*	Crown Holdings, Inc	47,757
484,104		CSR Ltd	1,221
173,780	*,e,m	Cudeco Ltd	147
7,656,900		D&L Industries Inc	1,598
502,000		Da Ming International Holdings Ltd	145
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

508,007		Daicel Chemical Industries Ltd	$6,925
245,000	e	Daido Steel Co Ltd	848
219,000		Daiken Corp	611
213,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	856
2,132,845		Dainippon Ink and Chemicals, Inc	5,093
64,172	e	Daio Paper Corp	540
184,000	e	Daiso Co Ltd	672
19,796		Dalmia Bharat Ltd	239
221,200	*	Danhua Chemical Technology Co Ltd	136
20,229		DC Chemical Co Ltd	1,878
26,670	e	Deltic Timber Corp	1,604
1,476,000		Denki Kagaku Kogyo KK	6,068
179,845	*	Detour Gold Corp	2,832
10,699		Dhanuka Agritech Ltd	95
282,240		Dominion Diamond Corp	3,129
322,370		Domtar Corp	13,056
48,784	*	Dongkuk Steel Mill Co Ltd	293
687,000	e	Dongpeng Holdings Co Ltd	375
2,946,000		Dongyue Group	521
6,657,828		Dow Chemical Co	338,617
334,000	e	Dowa Holdings Co Ltd	1,858
1,098,300		DS Smith plc	6,425
45,878		DSM NV	2,522
334,368		DuluxGroup Ltd	1,607
11,344	*,m	Duratex S.A. (ADR)	24
84,368		Eagle Materials, Inc	5,915
732,000		Eastern Polymer Group PCL	279
450,767		Eastman Chemical Co	32,559
201,875		Ecolab, Inc	22,513
1,349,110		EI du Pont de Nemours & Co	85,426
104,458		EID Parry India Ltd	343
173,644	*	El Ezz Steel Co	181
1,162,150		Eldorado Gold Corp	3,651
1,339,742		Elementis plc	4,607
2,492,848		Empresas CMPC S.A.	5,817
34,669		EMS-Chemie Holding AG.	17,952
135,914		Ence Energia y Celulosa S.A.	457
564,300		Engro Chemical Pakistan Ltd	1,701
4,766	*,e	Eramet	133
2,044,222		Eregli Demir ve Celik Fabrikalari TAS	3,077
1,346,245		Essentra plc	15,983
1,503,880		Eternal Chemical Co Ltd	1,536
35,500		Eugene Corp	143
363,932		Everlight Chemical Industrial Corp	229
1,866,538	e	Evolution Mining Ltd	2,147
240,655	*,e	Evolva Holdings S.A.	185
436,076		Evonik Industries AG.	13,042
308,754		Evraz plc	398
390,050		Feng Hsin Iron & Steel Co	509
543,254		Ferrexpo plc	217
251,006	*	Ferro Corp	2,979
314,107		Ferroglobe plc	2,767
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

254,852		Fibria Celulose S.A.	$2,150
29,982		Finolex Industries Ltd	165
132,105	*,e	First Majestic Silver Corp	856
509,105	e	First Quantum Minerals Ltd	2,681
4,690,290		Fletcher Building Ltd	25,567
135,232	*,e	Flotek Industries, Inc	991
73,574	e	FMC Corp	2,970
52,978	*	Foosung Co Ltd	203
3,750,690		Formosa Chemicals & Fibre Corp	9,344
4,762,701		Formosa Plastics Corp	11,810
382,000		Formosan Rubber Group, Inc	209
7,152,584	e	Fortescue Metals Group Ltd	13,914
113,060	*	Fortuna Silver Mines, Inc	440
169,791	m	Foshan Huaxin Packaging Co Ltd	208
43,500	e	FP Corp	1,859
322,664		Franco-Nevada Corp	19,816
2,610,566	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	26,993
157,669		Fresnillo plc	2,153
32,746		Frutarom Industries Ltd	1,717
151,446		Fuchs Petrolub AG. (Preference)	6,748
2,732,200	e	Fufeng Group Ltd	872
16,152	e	Fuji Seal International, Inc	572
14,200		Fujimi, Inc	189
42,600		Fujimori Kogyo Co Ltd	1,001
1,460,000	e	Furukawa-Sky Aluminum Corp	2,959
2,233,800	e	Fushan International Energy Group Ltd	283
59,189		FutureFuel Corp	698
1,032,418	*	GCP Applied Technologies, Inc	20,586
99,357		Gem Diamonds Ltd	157
878,107		Gerdau S.A. (Preference)	1,592
12,166		Givaudan S.A.	23,843
776,355	*	Gleichen Resources Ltd	1,088
11,078,980		Glencore Xstrata plc	24,911
1,394,192		Gloria Material Technology Corp	776
655,000		Godo Steel Ltd	1,100
89,145		Godrej Industries Ltd	478
1,364,979		Gold Fields Ltd	5,396
1,002,928		Goldcorp, Inc	16,271
8,626,418		Goldsun Development & Construction Co Ltd	2,528
821,000		Grand Pacific Petrochemical	441
202,091		Granges AB	1,754
1,593,276		Graphic Packaging Holding Co	20,474
605,755	*,m	Great Basin Gold Ltd	5
149,000		Great China Metal Industry	129
947,000		Greatview Aseptic Packaging Co	450
29,000		Green Seal Holding Ltd	114
75,826		Greif, Inc (Class A)	2,483
83,138,560		G-Resources Group Ltd	1,646
535,694		Grupo Argos S.A.	3,581
6,765,426		Grupo Mexico S.A. de C.V. (Series B)	16,309
85,900	*,e	Grupo Simec SAB de C.V.	235
85,757		Gubre Fabrikalari TAS	185
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

33,234		Gujarat Flourochemicals	$259
142,417	*	Guyana Goldfields, Inc	497
125,236		H.B. Fuller Co	5,316
29,222		Han Kuk Carbon Co Ltd	182
11,312	*	Handy & Harman Ltd	309
11,812		Hanil Cement Manufacturing	960
7,874		Hansol Chemical Co Ltd	470
33,437	*	Hansol Paper Co	234
11,634		Hansol Paper Co Ltd	224
125,802		Hanwha Chemical Corp	2,749
813,107	*	Harmony Gold Mining Co Ltd	2,922
25,939	e	Hawkins, Inc	936
45,530		Haynes International, Inc	1,662
244,174	*	Headwaters, Inc	4,844
901,059	e	Hecla Mining Co	2,505
54,276		HeidelbergCement AG.	4,638
212,241		Hexpol AB	2,355
1,091,983		Hindalco Industries Ltd	1,447
240,282		Hitachi Chemical Co Ltd	4,318
101,134		Hitachi Metals Ltd	1,043
728,837	*	Ho Tung Chemical Corp	169
225,566	*,e	Hochschild Mining plc	298
104,429	e	Hokuetsu Paper Mills Ltd	621
151,581		Holcim Ltd	7,118
42,698		Holmen AB (B Shares)	1,397
58,149		Honam Petrochemical Corp	17,391
282,970		HS Industries Co Ltd	1,739
29,649		HSIL Ltd	125
1,891,000		Huabao International Holdings Ltd	714
231,420		Huaxin Cement Co Ltd	169
570,300	m	Hubei Sanonda Co Ltd	501
20,690		Huchems Fine Chemical Corp	348
194,065		HudBay Minerals, Inc	711
201,285		Huhtamaki Oyj	7,463
485,885		Huntsman Corp	6,462
26,540		Hyosung Corp	3,340
131,840		Hyundai Steel Co	6,406
351,194	*	IAMGOLD Corp	773
27,000	e	Ihara Chemical Industry Co Ltd	348
467,825		Iluka Resources Ltd	2,346
61,072		IMCD Group NV	2,282
9,021		Imerys S.A.	628
813,020	*,e	Impala Platinum Holdings Ltd	2,581
62,273	*,e	Imperial Metals Corp	200
3,888,718		Incitec Pivot Ltd	9,491
355,872	e	Independence Group NL	769
143,698	*	India Cements Ltd	187
1,303,778		Indorama Ventures PCL (Foreign)	844
131,800	*,e	Industrias CH SAB de C.V.	489
160,575		Industrias Penoles S.A. de C.V.	2,019
384,620		Inner Mongolia Eerduosi Resourses Co Ltd	353
123,061		Innophos Holdings, Inc	3,804
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

94,121		Innospec, Inc	$4,081
62,025	*	Interfor Corp	686
106,203		International Flavors & Fragrances, Inc	12,083
555,538		International Paper Co	22,799
137,291		Intertape Polymer Group, Inc	1,967
143,334	*,e	Intrepid Potash, Inc	159
419,000	*	Ishihara Sangyo Kaisha Ltd	286
643,040		Israel Chemicals Ltd	2,792
3,290		Israel Corp Ltd	552
164,994		Italcementi S.p.A.	1,934
8,779	e	Italmobiliare S.p.A.	393
23,011		Italmobiliare S.p.A. RSP	716
540,300	*	Ivanhoe Mines Ltd	349
31,459	*,m	Jacana Minerals Ltd	5
645,939		James Hardie Industries NV	8,843
55,941	*	Jastrzebska Spolka Weglowa S.A.	206
332,100		Jaya Tiasa Holdings BHD	128
522,446		JFE Holdings, Inc	7,017
1,742,230		Jiangxi Copper Co Ltd	2,088
109,740		Jindal Saw Ltd	64
321,291		Jindal Steel & Power Ltd	292
339,752	*,e	Jinshan Gold Mines, Inc	568
16,154		JK Cement Ltd	165
27,652		JK Lakshmi Cement Ltd	142
196,891		Johnson Matthey plc	7,740
10,900		JSP Corp	217
270,965		JSR Corp	3,896
87,084		JSW Steel Ltd	1,686
83,875	e	K&S AG.	1,956
89,453		Kaiser Aluminum Corp	7,562
468,638		Kaneka Corp	4,013
221,165		Kansai Nerolac Paints Ltd	937
323,024		Kansai Paint Co Ltd	5,185
43,000	e	Kanto Denka Kogyo Co Ltd	306
283,609		Kapstone Paper and Packaging Corp	3,928
108,553		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	64
657,106		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	336
278,816	*,e	KAZ Minerals plc	680
86,736	e	Kemira Oyj	967
267,003		KGHM Polska Miedz S.A.	5,435
2,656,015	*	Kinross Gold Corp	9,060
378,724	*	Kirkland Lake Gold, Inc	2,441
18,729		KISCO Corp	743
5,136		KISWIRE Ltd	200
588,468		Klabin S.A.	3,170
2,552,700		Klabin S.A. (Preference)	2,187
22,415	e	KMG Chemicals, Inc	517
1,368,000	*	Ko Yo Chemical Group Ltd	63
41,000		Koatsu Gas Kogyo Co Ltd	233
2,607,798		Kobe Steel Ltd	2,292
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

15,029		Kolon Industries, Inc	$952
24,800		Konishi Co Ltd	309
1,031		Konya Cimento Sanayii	121
136,436	*	Koppers Holdings, Inc	3,066
14,857		Korea Kumho Petrochemical	758
20,722		Korea Petrochemical Ind Co Ltd	4,652
10,353		Korea Zinc Co Ltd	4,363
359,853		Koza Altin Isletmeleri AS	2,308
155,458	*	Koza Anadolu Metal Madencilik Isletmeleri AS	71
199,906	*	Kraton Polymers LLC	3,458
58,032	e	Kronos Worldwide, Inc	332
974,000	*,e	KuangChi Science Ltd	410
15,912		Kukdo Chemical Co Ltd	947
43,900	e	Kumiai Chemical Industry Co Ltd	393
1,937		Kumkang Kind Co Ltd	77
115,389		Kuraray Co Ltd	1,410
118,000	e	Kureha CORP	374
335,000		Kurimoto Ltd	458
98,600		Kyoei Steel Ltd	1,480
232,071	e	Labrador Iron Ore Royalty Corp	2,100
446,420		Lafarge Malayan Cement BHD	1,030
551	*	LafargeHolcim Ltd	26
1,396,100	*	Lake Shore Gold Corp	2,032
603,479		Lanxess AG.	28,923
5,227,000	e	Lee & Man Paper Manufacturing Ltd	3,576
2,476,448	*	LEE Chang Yung Chem IND Corp	2,561
13,176		Lenzing AG.	1,043
69,613		LG Chem Ltd	19,978
9,286		LG Chem Ltd (Preference)	1,849
413,709		Linde AG.	60,111
35,000		Lintec Corp	625
6,177		Lion Chemtech Co Ltd	87
18,611		Lock & Lock Co Ltd	234
1,373,901		Long Chen Paper Co Ltd	549
334	*	Lonmin plc	1
4,774,445	*,e	Louisiana-Pacific Corp	81,738
51,978	*,e	LSB Industries, Inc	663
923,355		Lucara Diamond Corp	1,962
476,000		Luks Group Vietnam Holdings Ltd	160
555,732	*	Lundin Mining Corp	1,750
909,202	n	LyondellBasell Industries AF S.C.A	77,809
87,157		Madras Cements Ltd	526
51,331	*	MAG. Silver Corp	485
32,260	*	Magnesita Refratarios S.A.	125
70,878	e	Major Drilling Group International	344
1,471,500		Maple Leaf Cement Factory Ltd	1,296
54,258		Martin Marietta Materials, Inc	8,655
81,572		Maruichi Steel Tube Ltd	2,234
58,921		Materion Corp	1,560
199,842		Metals X Ltd	143
579,800		Metalurgica Gerdau S.A.	392
160,494		Methanex Corp	5,158
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,244,884		Mexichem SAB de C.V.	$3,050
851,200	e	Midas Holdings Ltd	177
978,500	*,e	Minera Frisco SAB de C.V.	639
146,751		Minerals Technologies, Inc	8,343
16,144	e	Miquel y Costas & Miquel S.A.	707
1,595,265		Mitsubishi Chemical Holdings Corp	8,329
1,697,158	e	Mitsubishi Gas Chemical Co, Inc	9,115
2,850,693		Mitsubishi Materials Corp	8,043
883,000	*	Mitsubishi Paper Mills Ltd	628
405,000		Mitsubishi Steel Manufacturing Co Ltd	655
1,282,066		Mitsui Chemicals, Inc	4,268
492,000		Mitsui Mining & Smelting Co Ltd	785
722,808		MMC Norilsk Nickel PJSC (ADR)	9,315
1,468,000	e	MMG Ltd	327
66,841		MOIL Ltd	220
127,975		Mondi Ltd	2,463
995,787		Mondi plc	19,043
12,981	*,m	Mongolian Metals Corporation	0
1,303,394		Monsanto Co	114,360
4,158		Monsanto India Ltd	104
341,051		Mosaic Co	9,208
306,887		Mpact Ltd	1,076
1,483,560		M-real Oyj (B Shares)	9,917
1,214,156	*	Multi Packaging Solutions International Ltd	19,706
63,086		Myers Industries, Inc	811
75,761		Mytilineos Holdings S.A.	296
531,194	*,m	Nagarjuna Fertilizers & Chemicals	63
467,000	*	Nakayama Steel Works Ltd	290
22,789		Namhae Chemical Corp	194
556,609		Nampak Ltd	801
5,506,286		Nan Ya Plastics Corp	11,573
221,910		Nantex Industry Co Ltd	185
92,082		Neenah Paper, Inc	5,862
24,900	e	Neturen Co Ltd	169
433,098	e	Nevsun Resources Ltd	1,401
681,079	*	New Gold, Inc	2,543
1,267,913	*,e	Newcrest Mining Ltd	16,408
41,310		NewMarket Corp	16,369
1,922,367		Newmont Mining Corp	51,097
5,740,250		Nickel Asia Corp	654
38,600	e	Nihon Nohyaku Co Ltd	195
71,900		Nihon Parkerizing Co Ltd	650
2,210,184		Nine Dragons Paper Holdings Ltd	1,674
94,700	*,e	Nippon Denko Co Ltd	151
183,000	e	Nippon Kayaku Co Ltd	1,847
1,273,600	e	Nippon Light Metal Holdings Co Ltd	2,092
110,732	e	Nippon Paint Co Ltd	2,449
374,000	e	Nippon Paper Industries Co Ltd	6,652
58,100		Nippon Shokubai Co Ltd	2,960
344,000		Nippon Soda Co Ltd	1,727
964,454		Nippon Steel Corp	18,490
60,810		Nippon Synthetic Chemical Industry Co Ltd	385
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

125,100	*,e	Nippon Yakin Kogyo Co Ltd	$146
128,900		Nissan Chemical Industries Ltd	3,314
140,200	e	Nisshin Steel Holdings Co Ltd	1,634
148,000		Nittetsu Mining Co Ltd	552
235,163	e	Nitto Denko Corp	13,104
140,921		NOF Corp	998
42,329		Norbord, Inc	842
2,512,531		Norsk Hydro ASA	10,323
10,710,000	*,e	North Mining Shares Co Ltd	120
729,221	*	Northam Platinum Ltd	2,076
463,882		Northern Star Resources Ltd	1,210
376,369	*,e	Novagold Resources, Inc	1,907
13,676		Novolipetsk Steel (GDR)	171
52,300		Novozymes AS	2,349
1,093,838		Nucor Corp	51,739
837,422		Nufarm Ltd	4,810
491,269		Nuplex Industries Ltd	1,765
685,074	*,e	Nyrstar	529
86,450	*,m	Nyrstar (Strip VVPR)	0
156,000	*	Ocean Plastics Co Ltd	130
1,650,447		OceanaGold Corp	4,537
71,408	*,e	OCI NV	1,395
21,387		Oeneo S.A.	170
673,143		OJI Paper Co Ltd	2,704
81,000	e	Okamoto Industries, Inc	682
8,965,548	a	Olin Corp	155,732
41,172	e	Olympic Steel, Inc	713
56,275		Omnia Holdings Ltd	519
139,100	*	Omnova Solutions, Inc	773
484,564	e	Orica Ltd	5,699
42,181		Orient Cement Ltd	97
478,000		Oriental Union Chemical Corp	302
3,424,705		Orora Ltd	6,555
28,500		Osaka Steel Co Ltd	466
90,046		Osisko Gold Royalties Ltd	962
254,922	*,e	Outokumpu Oyj	991
920,000		Overseas Chinese Town Asia Holdings Ltd	351
376,533	*	Owens-Illinois, Inc	6,009
1,221,978		Oxiana Ltd	4,679
129,507	e	Pacific Metals Co Ltd	379
12,700		Pack Corp	305
430,591		Packaging Corp of America	26,008
157,015		Pact Group Holdings Ltd	600
147,621		Pan American Silver Corp	1,605
103,814	e	Papeles y Cartones de Europa S.A.	660
3,645,877	*	Petkim Petrokimya Holding	5,164
1,365,611		Petra Diamonds Ltd	2,064
6,721,763		Petronas Chemicals Group BHD	11,560
182,478		PH Glatfelter Co	3,783
221,899	e	PhosAgro OAO (ADR)	3,129
81,928		PI Industries Ltd	704
264,041	*,m	Pike River Coal Ltd	0
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

242,400	*,e	Platform Specialty Products Corp	$2,085
218,806		PolyOne Corp	6,619
7,450		Poongsan	281
97,513		Poongsan Corp	2,528
719,425		Portucel Empresa Produtora de Pasta e Papel S.A.	2,615
123,686		POSCO	23,594
18,440		POSCO Refractories & Environment Co Ltd	181
1,609,260		Potash Corp of Saskatchewan	27,396
1,502,542	e	PPC Ltd	1,241
1,646,097		PPG Industries, Inc	183,523
186,285		Praxair, Inc	21,320
435,179	*,e	Premier Gold Mines Ltd	1,039
417,100		Press Metal BHD	283
92,386	*,e	Pretium Resources, Inc	496
145,095	*	Primero Mining Corp	264
124,747	*	Prism Cement Ltd	152
7,742,304	*	PT Aneka Tambang Tbk	271
12,334,800	*	PT Hanson International Tbk	749
1,677,200		PT Holcim Indonesia Tbk	135
3,593,820		PT Indocement Tunggal Prakarsa Tbk	5,344
3,848,800	*	PT Krakatau Steel Tbk	138
8,218,300	*,m	PT Sekawan Intipratama Tbk	26
3,514,189		PT Semen Gresik Persero Tbk	2,693
2,661,657		PT Timah Tbk	148
2,160,100		PT Wijaya Karya Beton Tbk	163
6,199,826		PTT Global Chemical PCL (Foreign)	10,645
24,764		Qatar National Cement Co	592
27,878		Qatari Investors Group	455
32,910		Quaker Chemical Corp	2,793
47,707		Rallis India Ltd	122
123,011	e	Randgold Resources Ltd	11,192
9,550		Ratnamani Metals & Tubes Ltd	67
99,861		Rayonier Advanced Materials, Inc	949
60,810	*,e	Real Industry, Inc	529
1,323,298	e	Regis Resources Ltd	2,453
367,361		Reliance Steel & Aluminum Co	25,418
649,767		Rengo Co Ltd	3,279
62,560	*,e	Rentech, Inc	139
63,260	*	Resolute Forest Products	349
647,519		Rexam plc	5,886
25,548		RHI AG.	499
343,538		Rio Tinto Ltd	11,186
1,575,805		Rio Tinto plc	44,171
72,007	*,e	Royal Bafokeng Platinum Ltd	187
153,860		Royal Gold, Inc	7,891
296,629		RPC Group plc	3,231
130,615		RPM International, Inc	6,182
38,169	*,e	Ryerson Holding Corp	212
15,185	e	Sa des Ciments Vicat	985
78,000		Sakai Chemical Industry Co Ltd	214
32,600		Sakata INX Corp	355
149,211	e	Salzgitter AG.	4,216

104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

2,716		Sam Kwang Glass Ind Co Ltd	$218
16,538		Samsung Fine Chemicals Co Ltd	589
365,681		San Fang Chemical Industry Co Ltd	447
131,618		Sandfire Resources NL	574
117,664	*,e	Sandstorm Gold Ltd	385
190,000		Sanyo Chemical Industries Ltd	1,341
690,000		Sanyo Special Steel Co Ltd	3,143
1,452,328	*	Sappi Ltd	6,425
326,194		Satipel Industrial S.A.	687
127,942		Scapa Group plc	395
467,394	*	Schmolz + Bickenbach AG.	345
87,403		Schnitzer Steel Industries, Inc (Class A)	1,612
173,701		Schweitzer-Mauduit International, Inc	5,468
153,300		Scientex BHD	509
232,024		Scotts Miracle-Gro Co (Class A)	16,884
37,285	*,e	Seabridge Gold, Inc	408
61,053		Seah Besteel Corp	1,470
1,091		SeAH Holdings Corp	139
17,648		SeAH Steel Corp	1,067
1,098,000		Sealed Air Corp	52,715
1,704,000		Sekisui Plastics Co Ltd	5,158
832,774	*	SEMAFO, Inc	2,969
25,373		Semapa-Sociedade de Investimento e Gestao	335
113,184	*,e	Senomyx, Inc	294
113,307		Sensient Technologies Corp	7,190
1,619,464		Sesa Sterlite Ltd	2,190
587,533		Severstal (GDR)	6,207
1,564,000		Shandong Chenming Paper Holdings Ltd	1,167
2,740,029		Shandong Chenming Paper Holdings Ltd (Class B)	2,004
386,700		Shanghai Chlor-Alkali Chemical Co Ltd	315
161,987		Shanghai Yaohua Pilkington Glass Co Ltd	106
18,464		Sharda Cropchem Ltd	65
520,000		Sheen Tai Holdings Grp Co Ltd	75
258,488		Sherwin-Williams Co	73,584
199,000	*	Shihlin Paper Corp	203
31,000		Shikoku Chemicals Corp	269
12,878	*	Shine Co Ltd	244
540,337		Shin-Etsu Chemical Co Ltd	27,907
89,400		Shin-Etsu Polymer Co Ltd	479
2,465,032		Shinkong Synthetic Fibers Corp	696
4,758,000	*,e	Shougang Concord International Enterprises Co Ltd	130
1,286,000	e	Showa Denko KK	1,327
7,409		Shree Cement Ltd	1,389
768,516		Siam Cement PCL (Foreign)	10,215
1,373,338		Sibanye Gold Ltd	5,276
298,851		Sidi Kerir Petrochemcials Co	426
2,470		Sika AG.	9,778
107,733		Silgan Holdings, Inc	5,728
79,591	*,e	Silver Standard Resources, Inc	443
575,500	e	Silver Wheaton Corp	9,549
152,309	e	Sims Group Ltd	1,008
6,360,000	e	Sinofert Holdings Ltd	889
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

4,770,798	*	Sinopec Shanghai Petrochemical Co Ltd	$2,422
1,638,713	*	Sirius Minerals plc	347
27,508		SK Chemicals Co Ltd	1,924
101,693		SKC Co Ltd	2,828
12,081		SKCKOLONPI, Inc	108
734,470		Smurfit Kappa Group plc	18,893
377,146		Sociedad Quimica y Minera de Chile S.A. (ADR)	7,750
113,522		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,338
5,399		SODIFF Advanced Materials Co Ltd	526
287,478		Solar Applied Materials Technology Co	169
26,773		Solvay S.A.	2,677
100,683		Sonoco Products Co	4,890
282,293		South Valley Cement	135
6,206,831	*	South32 Ltd	6,965
271,994	*	South32 Ltd (W/I)	306
942,607	e	Southern Copper Corp (NY)	26,120
184,931	*,e	Ssab Svenskt Stal AB (Series A)	665
181,421	*,e	Ssab Svenskt Stal AB (Series B)	544
67,238	*	Ssangyong Cement Industrial Co Ltd	1,140
1,755,733	*	St Barbara Ltd	2,676
1,615,859		Steel Dynamics, Inc	36,373
208,563		Stella-Jones, Inc	7,467
85,586		Stepan Co	4,732
299,709	*,e	Stillwater Mining Co	3,192
5,125		STO AG.	650
572,720		Stora Enso Oyj (R Shares)	5,117
785,531	*	Stornoway Diamond Corp	635
675,221		Sumitomo Bakelite Co Ltd	2,643
2,823,511		Sumitomo Chemical Co Ltd	12,780
821,437		Sumitomo Metal Mining Co Ltd	8,127
1,035,193		Sumitomo Osaka Cement Co Ltd	4,066
40,000		Sumitomo Seika Chemicals Co Ltd	198
14,612	*,e	Sumitomo Titanium Corp	198
73,296	*	Summit Materials, Inc	1,426
218,346		SunCoke Energy, Inc	1,419
2,444,500	*,e,m	Superb Summit International Group Ltd	31
8,399,900	*	Superblock PCL-Foreign	293
391,356		Suzano Papel e Celulose S.A.	1,378
55,000		Swancor Ind Co Ltd	252
341,155		Symrise AG.	22,841
197,590		Syngenta AG.	81,940
1,267,403		Synthos S.A.	1,302
161,648	*,e	Syrah Resources Ltd	502
670,900		Ta Ann Holdings BHD	868
536,438		TA Chen Stainless Pipe	252
667		Taekwang Industrial Co Ltd	543
356,093	e	Tahoe Resources, Inc	3,572
197,236		Tahoe Resources, Inc (Toronto)	1,977
2,214,516		Taiheiyo Cement Corp	5,097
3,361,290		Taiwan Cement Corp	3,289
2,366,960		Taiwan Fertilizer Co Ltd	3,581
257,725		Taiwan Hon Chuan Enterprise Co Ltd	374
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

477,329		Taiwan Styrene Monomer	$262
35,400		Taiyo Ink Manufacturing Co Ltd	1,195
116,453	e	Taiyo Nippon Sanso Corp	1,107
12,200		Takasago International Corp	273
34,000	e	Takiron Co Ltd	169
268,808		Tata Steel Ltd	1,295
1,440,000		TCC International Holdings Ltd	262
40,446		Technosemichem Co Ltd	1,470
541,246	e	Teck Cominco Ltd	4,105
10,642,018		Teijin Ltd	37,059
33,500		Tenma Corp	548
26,123	*	Tessenderlo Chemie NV	991
238,265	e,m	TFS Corp Ltd	295
316,024		ThyssenKrupp AG.	6,546
6,490,000	e	Tiangong International Co Ltd	502
98,724	e	TimkenSteel Corp	898
50,727		Titan Cement Co S.A.	1,088
208,500		Toagosei Co Ltd	1,735
32,600	e	Toho Titanium Co Ltd	235
115,000	e	Toho Zinc Co Ltd	290
616,000		Tokai Carbon Co Ltd	1,460
78,000	e	Tokushu Tokai Holdings Co Ltd	252
260,000	e	Tokuyama Corp	402
36,000	e	Tokyo Ohka Kogyo Co Ltd	900
278,796	e	Tokyo Rope Manufacturing Co Ltd	403
379,000	e	Tokyo Steel Manufacturing Co Ltd	2,254
660,750		Ton Yi Industrial Corp	308
28,411	*	Tongyang Cement & Energy Corp	116
531,000	e	Topy Industries Ltd	1,046
502,572		Toray Industries, Inc	4,289
1,224,000		Tosoh Corp	5,140
556,000		Toyo Ink Manufacturing Co Ltd	2,227
44,000		Toyo Kohan Co Ltd	132
129,441		Toyo Seikan Kaisha Ltd	2,422
2,640,676		Toyobo Co Ltd	3,962
79,497	*	Trecora Resources	765
96,685		Tredegar Corp	1,520
35,115	*,e	Trinseo S.A.	1,293
316,328	e	Tronox Ltd	2,021
539,000		TSRC Corp	457
106,485	e	Tubacex S.A.	250
1,453,000		Tung Ho Steel Enterprise Corp	883
1,694,656	*	Turquoise Hill Resources Ltd	4,332
4,932,647		UBE Industries Ltd	8,720
60,748		Ultra Tech Cement Ltd	2,963
25,125		Umicore	1,247
5,558		Unid Co Ltd	242
326,704		United Phosphorus Ltd	2,357
5,964		United States Lime & Minerals, Inc	358
562,713	e	United States Steel Corp	9,032
330,520		Universal Cement Corp	230
622,532		UPC Technology Corp	175
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

2,012,587		UPM-Kymmene Oyj	$36,387
42,691	*,e	US Concrete, Inc	2,544
724,870		USI Corp	291
2,690,907		Vale S.A.	11,338
3,040,508		Vale S.A. (Preference)	9,623
39,058	e	Valhi, Inc	46
46,866		Valspar Corp	5,016
174,793	e	Vedanta Resources plc	859
484		Vetropack Holding AG.	799
258,540		Victrex plc	6,109
10,921		Vinati Organics Ltd	64
147,256		Voestalpine AG.	4,911
159,335		Vulcan Materials Co	16,821
135,809	e	Wacker Chemie AG.	11,919
64,261		Welspun-Gujarat Stahl Ltd	96
2,028,000	e	West China Cement Ltd	421
203,861		West Fraser Timber Co Ltd	8,180
183,094	e,m	Western Areas NL	288
1,080,527		Western Forest Products, Inc	1,922
242,634		Westlake Chemical Corp	11,234
547,609		WestRock Co	21,373
60,493	e	Winpak Ltd	2,330
3,094	*	Wonik Materials Co Ltd	173
149,698	*	Worthington Industries, Inc	5,335
1,368,610	*	WR Grace & Co	97,418
98,400	e	W-Scope Corp	4,565
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	67
1,514,843	e	Yamana Gold, Inc	4,596
35,500		Yamato Kogyo Co Ltd	769
379,332		Yara International ASA	14,240
56,573		Yeong Guan Energy Technology Group Co Ltd	402
700,000		Yeun Chyang Industrial Co Ltd	521
870,577		Yieh Phui Enterprise	211
1,063,670		Yingde Gases	408
542,000		Yip’s Chemical Holdings Ltd	170
18,700		Yodogawa Steel Works Ltd	397
8,118		Youlchon Chemical Co Ltd	91
2,506,285		Yuen Foong Yu Paper Manufacturing Co Ltd	806
697,206		Yule Catto & Co plc	3,647
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	142
41,327		Zaklady Azotowe w Tarnowie-Moscicach S.A.	1,067
297,512		Zeon Corp	1,922
813,500	e	Zhaojin Mining Industry Co Ltd	627
20,155		Zignago Vetro S.p.A.	133
13,780,220	e	Zijin Mining Group Co Ltd	4,241
		TOTAL MATERIALS	5,058,571
MEDIA - 3.2%
1,677,220		ABS-CBN Holdings Corp (ADR)	2,076
29,500	e	Adways, Inc	214
19,100		AH Belo Corp (Class A)	92
342,219		Aimia, Inc	2,227
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

15,700	*	AirMedia Group, Inc (ADR)	$88
11,320,000	*,e	Alibaba Pictures Group Ltd	2,585
299,407		Altice NV (Class A)	5,318
118,189	*	Altice NV (Class B)	2,123
100,022		AMC Entertainment Holdings, Inc	2,800
657,041	*	AMC Networks, Inc	42,668
55,903	e	Antena 3 de Television S.A.	611
771,321	*	APN News & Media Ltd	384
26,200		Asatsu-DK, Inc	674
6,330,100	e	Asian Pay Television Trust	2,630
1,562,545		Astro Malaysia Holdings BHD	1,197
29,259	e	Avex Group Holdings, Inc	381
45,110	e	Axel Springer AG.	2,428
998,323		BEC World PCL (Foreign)	787
952,000	*	Big Media Group Ltd	49
10,700	*,e	Bona Film Group Ltd (ADR)	145
117,916		Borussia Dortmund GmbH & Co KGaA	539
1,727		Cable One, Inc	755
186,914		Cablevision Systems Corp (Class A)	6,168
21,170	e	Cairo Communication S.p.A.	113
59,240	*,e	Carmike Cinemas, Inc	1,780
2,649,385		CBS Corp (Class B)	145,955
68,462	*	Central European Media Enterprises Ltd (Class A)	175
196,591	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	501
182,235	*,e	Charter Communications, Inc	36,890
83,540		Cheil Communications, Inc	1,243
251,321		Cinemark Holdings, Inc	9,005
98,629	e	Cineplex Galaxy Income Fund	3,840
292,250		Cineworld Group plc	2,252
23,658		CJ CGV Co Ltd	2,041
53,647		CJ E&M Corp	2,995
272,601		CJ Hellovision Co Ltd	3,038
44,600	e	Clear Channel Outdoor Holdings, Inc (Class A)	210
55,694		Cogeco Communications, Inc	2,970
13,518		Cogeco, Inc	592
11,286,884		Comcast Corp (Class A)	689,403
105,108	*,e	Corus Entertainment, Inc	952
90,139	*	Crown Media Holdings, Inc (Class A)	458
42,173		CTS Eventim AG.	1,495
40,700	e	CyberAgent, Inc	1,892
420,424	*	Cyfrowy Polsat S.A.	2,733
34,900	e	Daiichikosho Co Ltd	1,519
3,446	*,e	Daily Journal Corp	674
808,005		Daily Mail & General Trust	8,062
15,490	*	DEN Networks Ltd	20
201,555		Dentsu, Inc	10,111
452,000	e	DHX Media Ltd	2,523
5,490,000	*	Digital Domain Holdings Ltd	368
243,244	*,e	Discovery Communications, Inc (Class A)	6,964
468,986	*	Discovery Communications, Inc (Class C)	12,663
786,541		DISH Network Corp (Class A)	36,385
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

436,780	*,e	DreamWorks Animation SKG, Inc (Class A)	$10,898
4,418,500		E for L Aim PCL	85
91,643	*	Entercom Communications Corp (Class A)	970
244,686		Entertainment One Ltd	533
278,457		Entravision Communications Corp (Class A)	2,072
37,588	*	Eros International plc	433
4,000,000	*	eSun Holdings Ltd	268
109,595		Eutelsat Communications	3,535
143,828	e	EW Scripps Co (Class A)	2,242
6,241	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	94
354,000		Fuji Television Network, Inc	3,885
297,811		Gannett Co, Inc	4,509
139,322		Gestevision Telecinco S.A.	1,599
111,461	*,e	Global Eagle Entertainment, Inc	950
192,188	*	Gray Television, Inc	2,252
4,092,212	e	Grupo Televisa S.A.	22,537
74,901	*	Gruppo Editoriale L’Espresso S.p.A.	82
229,201		Hakuhodo DY Holdings, Inc	2,595
313,384		Harte-Hanks, Inc	793
160,727		Havas S.A.	1,288
34,797	*,e	Hemisphere Media Group, Inc	457
25,822		Hyundai Hy Communications & Network Co	77
411,947	*	IBN18 Broadcast Ltd	251
55,880	*	IHQ, Inc	108
817,575	*,e	Imax Corp	25,418
1,528,414		Informa plc	15,210
27,174		Innocean Worldwide, Inc	1,916
3,975,254		Interpublic Group of Cos, Inc	91,232
80,835		IPSOS	1,885
390,845		ITE Group plc	825
7,877,280		ITV plc	27,220
142,654		Jagran Prakashan Ltd	345
633,440		JC Decaux S.A.	27,724
35,087	*	Jcontentree Corp	138
6,594,976		John Fairfax Holdings Ltd	4,340
180,568		John Wiley & Sons, Inc (Class A)	8,828
56,789		Journal Media Group, Inc	679
378,689	*	Juventus Football Club S.p.A.	111
6,283		Kabel Deutschland Holding AG.	703
117,132		Kadokawa Dwango Corp	1,803
12,877		Kinepolis Group NV	558
21,383		KT Skylife Co Ltd	310
63,195		Lagardere S.C.A.	1,676
93,200	*,e	Lee Enterprises, Inc	168
43,708	*	Liberty Broadband Corp (Class A)	2,542
108,680	*	Liberty Broadband Corp (Class C)	6,298
46,310	*	Liberty Global plc	1,739
147,462	*	Liberty Global plc (Class A)	5,677
38	*	Liberty Global plc LiLAC (Class A)	1
192	*,e	Liberty Global plc LiLAC (Class C)	7
168,044	*	Liberty Media Corp	6,492
356,918	*	Liberty Media Corp (Class C)	13,595
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

846,593	e	Lions Gate Entertainment Corp	$18,498
349,244	*	Live Nation, Inc	7,792
38,229		Loen Entertainment, Inc	2,614
31,925	*	Loral Space & Communications, Inc	1,122
47,298		M6-Metropole Television	862
43,580	*	Madison Square Garden Co	7,250
431,000		Major Cineplex Group PCL-Foreign	370
80,700	*,e	McClatchy Co (Class A)	85
618,973	e	MDC Partners, Inc	14,608
318,460	*,e	Media General, Inc	5,194
1,816,700		Media Prima BHD	680
3,208,752		Mediaset S.p.A.	13,228
150,000		Megacable Holdings SAB de C.V.	622
2,320,000	*	Mei Ah Entertainment Group Ltd	180
119,053		Meredith Corp	5,655
47,574	e	Modern Times Group AB (B Shares)	1,423
356,957	*	MSG Networks, Inc	6,172
205,000		Multiplus S.A.	1,868
2,900		Nasmedia Co Ltd	124
805,436		Naspers Ltd (N Shares)	112,278
168,741		National CineMedia, Inc	2,567
217,357		New Media Investment Group, Inc	3,617
332,884		New York Times Co (Class A)	4,148
151,090	e	News Corp	1,929
37,690	e	News Corp (Class B)	499
76,408	e	Nexstar Broadcasting Group, Inc (Class A)	3,383
102,500	e	Next Co Ltd	1,254
13,519	*	Next Entertainment World Co Ltd	180
766,583	e	Nine Entertainment Co Holdings Ltd	917
35,687		Numericable SAS	1,499
292,586		Omnicom Group, Inc	24,352
461,873		Pearson plc	5,788
1,378,000		Phoenix Satellite Television Holdings Ltd	316
1,109,400		Plan B Media PCL	208
83,900		Poly Culture Group Corp Ltd	197
40,910	*,e	Promotora de Informaciones S.A.	270
951,505		ProSiebenSat. Media AG.	48,845
8,700		Proto Corp	107
7,454,634		PT Global MediaCom Tbk	677
17,745,463		PT Media Nusantara Citra Tbk	2,915
538,620		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	3,587
5,827,575		PT Surya Citra Media Tbk	1,379
6,492,500	*	PT Visi Media Asia Tbk	175
128,214		Publicis Groupe S.A.	8,991
18,643		PVR Ltd	207
108,958	e	Quebecor, Inc	2,861
185,276	g	RAI Way S.p.A	995
410,191	*,e	RCS MediaGroup S.p.A.	220
96,458	e	REA Group Ltd	3,992
44,110	*	Reading International, Inc	528
2,915,119		Reed Elsevier NV	50,824
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,968,801		Reed Elsevier plc	$36,523
201,605	e	Regal Entertainment Group (Class A)	4,262
407,000		RS PCL	119
304,254		RTL Group	25,742
10,386	e	Saga Communications, Inc	416
159,799	e	Sanoma-WSOY Oyj	781
36,431		SBS Media Holdings Co Ltd	103
15,455		Schibsted ASA	451
98,668	*	Schibsted ASA (B Shares)	2,731
64,142	e	Scholastic Corp	2,397
625,214		Scripps Networks Interactive (Class A)	40,952
16,100	*,e	Septeni Holdings Co Ltd	396
149,429		SES Global S.A.	4,372
717,668	e	Shaw Communications, Inc (B Shares)	13,864
76,000	e	Shochiku Co Ltd	716
27,836		SHOWBOX Corp	192
160,334	e	Sinclair Broadcast Group, Inc (Class A)	4,930
1,265,501	e	Singapore Press Holdings Ltd	3,754
30,381	e	Sirius XM Canada Holdings, Inc	108
5,790,732	e	Sirius XM Holdings, Inc	22,873
90,502	*,e	Sizmek, Inc	262
683,550	e	Sky Network Television Ltd	2,348
585,700		Sky Perfect Jsat Corp	3,407
11,451,821		Sky plc	168,279
15,527	*	SM Entertainment Co	581
4,452,000	e	SMI Holdings Group Ltd	431
53,000		Smiles S.A.	560
98,559		Societe Television Francaise 1	1,275
32,477	*,e	Solocal Group	166
1,531,127		Southern Cross Media Group	1,304
267,800		Star Publications Malaysia BHD	165
599,457	*	Starz-Liberty Capital	15,784
107,576	e	Stroer Out-of-Home Media AG.	6,749
130,438		Sun TV Network Ltd	743
430,800	*	T4F Entretenimento S.A.	762
195,181		TEGNA, Inc	4,579
53,606		Telenet Group Holding NV	2,709
301,343		Television Broadcasts Ltd	1,085
165,217	*,e	Ten Network Holdings Ltd	126
597,069		Thomson Corp	24,169
363,186		Thomson Corp (Toronto)	14,715
698,471	e	Time Warner Cable, Inc	142,921
4,210,540		Time Warner, Inc	305,475
329,852		Time, Inc	5,093
40,800	e	Toei Animation Co Ltd	1,825
776,885		Toei Co Ltd	6,913
173,923		Toho Co Ltd	4,572
139,200		Tohokushinsha Film Corp	774
32,700		Tokyo Broadcasting System, Inc	507
1,644,000	*	Tom Group Ltd	407
18,307	*,e	Townsquare Media, Inc	205
406,240		Tribune Co	15,579
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

106,543		Tribune Publishing Co	$823
172,000		TV Asahi Corp	3,086
1,001,600	e	TV Azteca S.A. de C.V.	160
2,298,264		Twenty-First Century Fox, Inc	64,076
856,805		Twenty-First Century Fox, Inc (Class B)	24,162
379,372		United Business Media Ltd	3,269
81,746	*	Usen Corp	237
2,183,000		VGI Global Media PCL	296
17,749	e	Viacom, Inc	804
2,768,515		Viacom, Inc (Class B)	114,284
365,356	*	Videocon d2h Ltd (ADR)	2,689
72,448	e	Village Roadshow Ltd	287
2,749,600	*	Viva China Holdings Ltd	270
1,198,367		Vivendi Universal S.A.	25,114
5,443,711		Walt Disney Co	540,615
3,258,264		West Australian Newspapers Holdings Ltd	2,571
661,000	e	Wisdom Holdings Group	220
210,859		Wolters Kluwer NV	8,404
18,750	*	Woongjin Thinkbig Co Ltd	231
155,700		Workpoint Entertainment PCL	179
71,187	e	World Wrestling Entertainment, Inc (Class A)	1,257
5,000		Wowow, Inc	106
4,135,598		WPP plc	96,258
23,735	*	Yellow Pages Ltd	378
8,832		YG Entertainment, Inc	302
3,676,479	*	Zee Entertainment Enterprises Ltd	4,812
887,709		ZEE Telefilms Ltd	5,186
19,900		Zenrin Co Ltd	399
		TOTAL MEDIA	3,555,393

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
36,438	*,e	AB Science S.A.	455
4,988,816		AbbVie, Inc	284,961
370,994		Abcam plc	3,137
33,115	*,e	Abeona Therapeutics, Inc	85
40,910	*,e	Ablynx NV	588
233,266	*,e	Acadia Pharmaceuticals, Inc	6,522
60,239	*,e	Accelerate Diagnostics, Inc	866
73,447	*	Acceleron Pharma, Inc	1,938
438,738	*,e	Achillion Pharmaceuticals, Inc	3,387
12,953	*,e	Aclaris Therapeutics, Inc	245
133,581	*,e	Acorda Therapeutics, Inc	3,533
110,920		Actelion Ltd	16,554
28,935	*,e	Adamas Pharmaceuticals, Inc	418
42,394	e	Adcock Ingram Holdings Ltd	126
19,096	*,e	Adocia	1,315
21,347	*,e	Aduro Biotech, Inc	273
73,548	*,e	Advaxis, Inc	664
62,917	*,e	Aegerion Pharmaceuticals, Inc	233
86,935	*,e	Aerie Pharmaceuticals, Inc	1,057
38,172	*,e	Affimed NV	143
189,364	*,e	Affymetrix, Inc	2,653
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

188,353	*,e	Agenus, Inc	$784
24,883	*,e	Agile Therapeutics, Inc	155
1,352,423		Agilent Technologies, Inc	53,894
47,475	*,e	Agios Pharmaceuticals, Inc	1,927
25,717	*,e	Aimmune Therapeutics, Inc	349
19,081		Ajanta Pharma Ltd	406
74,110	*,e	Akebia Therapeutics, Inc	668
145,344	*,e	Akorn, Inc	3,420
63,937	*,e	Albany Molecular Research, Inc	978
54,643	*,e	Alder Biopharmaceuticals, Inc	1,338
90,079		Alembic Pharmaceuticals Ltd	814
929,010	*	Alexion Pharmaceuticals, Inc	129,337
76,196	*,e	Alimera Sciences, Inc	133
4,994		ALK-Abello AS	733
172,169	*,e	Alkermes plc	5,886
2,346,247	*	Allergan plc	628,865
97,339	*	Alnylam Pharmaceuticals, Inc	6,110
93,280	*,e	AMAG Pharmaceuticals, Inc	2,183
2,221,589		Amgen, Inc	333,083
6,018		Amicogen, Inc	349
281,604	*,e	Amicus Therapeutics, Inc	2,380
80,433	*,e	Amphastar Pharmaceuticals, Inc	965
148,371	*,e	Anacor Pharmaceuticals, Inc	7,930
19,205	*,e	ANI Pharmaceuticals, Inc	646
182,705	*,e	Anthera Pharmaceuticals, Inc	661
75,200	*	Applied Genetic Technologies Corp	1,051
261,285	*,e	Aralez Pharmaceuticals, Inc	928
117,387	*,e	Aratana Therapeutics, Inc	648
49,693	*	Ardelyx, Inc	386
668,339	*,e	Arena Pharmaceuticals, Inc	1,317
438,229	*,e	Ariad Pharmaceuticals, Inc	2,800
549,521	*,e	Array Biopharma, Inc	1,621
146,813	*,e	Arrowhead Research Corp	708
117,843		Ascendis Health Ltd	178
17,200		ASKA Pharmaceutical Co Ltd	213
393,185		Aspen Pharmacare Holdings Ltd	8,514
38,544	*,e	Assembly Biosciences, Inc	193
2,564,903		Astellas Pharma, Inc	34,086
29,496	*,e	Asterias Biotherapeutics, Inc	139
5,855	*	AstraZeneca Pharma India Ltd	102
1,282,060		AstraZeneca plc	71,580
398,366	e	AstraZeneca plc (ADR)	11,218
41,312	*,e	Atara Biotherapeutics, Inc	786
14,616	*,e	aTyr Pharma, Inc	58
470,987		Aurobindo Pharma Ltd	5,297
95,012	*,e	Avalanche Biotechnologies, Inc	491
9,297	*	Avexis, Inc	253
32,600	*,e	Axovant Sciences Ltd	374
8,082	*	Basilea Pharmaceutica	569
23,827	*,e	Bavarian Nordic AS	889
1,607,274		Baxalta, Inc	64,934
1,247,448		Bayer AG.	146,176
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

272,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	$284
21,465	*,e	Bellicum Pharmaceuticals, Inc	201
20,354	*	Binex Co Ltd	396
126,328		Biocon Ltd	922
273,132	*,e	BioCryst Pharmaceuticals, Inc	773
150,079	*,e	BioDelivery Sciences International, Inc	485
13,142		Biogaia AB (B Shares)	350
730,923	*	Biogen Idec, Inc	190,274
818,789	*	BioMarin Pharmaceutical, Inc	67,534
74,229	*	Bio-Rad Laboratories, Inc (Class A)	10,149
36,210	*	Biospecifics Technologies Corp	1,261
94,568		Bio-Techne Corp	8,939
6,201		Biotest AG.	119
17,422		Biotest AG. (Preference)	292
142,524	*,e	BioTime, Inc	409
238,485	*,e	Biovitrum AB	3,339
259,483	*,e	Bluebird Bio, Inc	11,028
25,004	*	Blueprint Medicines Corp	451
15,878	e	Boiron S.A.	1,285
19,462		Boryung Pharmaceutical Co Ltd	943
5,295,867		Bristol-Myers Squibb Co	338,300
473,968		Bruker BioSciences Corp	13,271
357,447	*	BTG plc	3,186
20,974		Bukwang Pharmaceutical Co Ltd	524
110,055		Cadila Healthcare Ltd	527
27,981	*,e	Calithera Biosciences, Inc	159
176,537	*	Cambrex Corp	7,768
90,539	*,e	Cara Therapeutics Inc	563
256,644	*	Catalent, Inc	6,845
251,284	*,e	Catalyst Pharmaceuticals, Inc	294
3,402,205	*	Celgene Corp	340,527
5,571		Cell Biotech Co Ltd	308
282,838	*,e	Celldex Therapeutics, Inc	1,069
21,752	*,e	Cellectis S.A.	589
10,778	*	Celltrion Pharm Inc	157
113,899	*,e	Celltrion, Inc	10,927
25,003	*	Cellular Biomedicine Group, Inc	466
84,729	*,e	Cempra, Inc	1,484
135,485	*	Center Laboratories, Inc	295
227,287	*	Cepheid, Inc	7,582
146,954	*	Charles River Laboratories International, Inc	11,160
81,299	*,e	ChemoCentryx, Inc	202
16,555	*,e	Chiasma, Inc	152
158,219	*,e	Chimerix, Inc	809
10,235,300	*,e,m	China Animal Healthcare Ltd	13
740,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	160
1,377,000		China Medical System Holdings Ltd	1,911
18,545,000	*,e	China Regenerative Medicine International Ltd	729
765,000		China Shineway Pharmaceutical Group Ltd	924
2,635		Chong Kun Dang Pharm Corp	230
5,684		Chong Kun Dang Pharmaceutical Corp	688
11,069		Choongwae Pharma Corp	341
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

218,800		Chugai Pharmaceutical Co Ltd	$6,770
11,916	*,e	Cidara Therapeutics, Inc	151
611,022		Cipla Ltd	4,722
2,556,000		CK Life Sciences International Holdings, Inc	208
67,614	e	Clinigen Group plc	567
93,839	*,e	Clovis Oncology, Inc	1,802
8,900	e	CMIC Co Ltd	112
702,048	*,e	Coherus Biosciences, Inc	14,904
18,589	*,e	Collegium Pharmaceutical, Inc	337
93,777	*,e	Concert Pharmaceuticals Inc	1,281
46,038	e	Concordia Healthcare Corp	1,178
889,000	e	Consun Pharmaceutical Group Ltd	463
152,068	*,e	Corcept Therapeutics, Inc	712
24,273	*,e	Corium International, Inc	94
75,434	*,e	CorMedix, Inc	200
6,559	*	Cosmo Pharmaceuticals S.A.	1,043
797,673		CSL Ltd	61,988
4,918,777		CSPC Pharmaceutical Group Ltd	4,452
13,899	*	CTC BIO, Inc	183
273,819	*,e	Curis, Inc	441
97,128	*,e	Cytokinetics, Inc	685
17,210	*,e	CytomX Therapeutics, Inc	222
176,731	*,e	CytRx Corp	474
10,763		Dae Hwa Pharmaceutical Co Ltd	338
7,535	*	Daehan New Pharm Co Ltd	107
50,926		Daewon Pharmaceutical Co Ltd	885
7,314		Daewoong Co Ltd	422
4,481		Daewoong Pharmaceutical Co Ltd	382
1,751,980	e	Daiichi Sankyo Co Ltd	38,885
1,232,000		Dawnrays Pharmaceutical Holdings Ltd	984
17,341	*,e	DBV Technologies S.A.	1,129
193,902	*,e	Depomed, Inc	2,701
40,512	*	Dermira, Inc	838
41,461	*,e	Dicerna Pharmaceuticals Inc	222
7,136	*,e	Dimension Therapeutics, Inc	56
145,172		Dishman Pharmaceuticals & Chemicals Ltd	734
109,731		Divi S Laboratories Ltd	1,636
13,957		Dong-A Pharmaceutical Co Ltd	2,534
17,694		Dong-A ST Co Ltd	2,352
25,566		DongKook Pharmaceutical Co Ltd	1,476
205,833		Dr Reddy’s Laboratories Ltd	9,404
281,061	*,e	Durect Corp	379
112,650	*,e	Dynavax Technologies Corp	2,167
20,066	*,e	Eagle Pharmaceuticals, Inc	813
17,676	*,e	Edge Therapeutics, Inc	162
15,007	*	Editas Medicine, Inc	518
247,821		Eisai Co Ltd	14,899
3,965,386		Eli Lilly & Co	285,547
78,623	*	Emergent Biosolutions, Inc	2,858
77,062	*,e	Enanta Pharmaceuticals, Inc	2,263
606,345	*	Endo International plc	17,069
103,292	*,e	Endocyte, Inc	320
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

94,404	*,e	Epizyme, Inc	$1,144
25,500		EPS Co Ltd	312
33,241	*,e	Esperion Thereapeutics, Inc	562
278,000		Essex Bio-technology Ltd	144
20,814		Eurofins Scientific	7,620
91,573	*	Evotec AG.	330
251,587	*,e	Exact Sciences Corp	1,696
609,564	*,e	Exelixis, Inc	2,438
521,986		Faes Farma S.A. (Sigma)	1,642
86,030		FDC Ltd	241
63,983	*,e	Fibrocell Science, Inc	160
202,126	*	FibroGen, Inc	4,303
126,079	*	Five Prime Therapeutics, Inc	5,123
15,790	*,e	Flex Pharma, Inc	173
35,611	*	Flexion Therapeutics Inc	328
70,632	*,e	Fluidigm Corp	570
59,676	*,e	Foamix Pharmaceuticals Ltd	389
28,185	*,e	Foundation Medicine, Inc	512
74,000		Fuji Pharma Co Ltd	1,247
28,356	*	Galapagos NV	1,188
436,071	*,e	Galena Biopharma, Inc	593
8,380	*	Genexine Co Ltd	519
16,714	*,e	Genfit	580
46,944	*	Genmab AS	6,496
50,985	*,e	Genocea Biosciences Inc	395
43,541	*	Genomic Health, Inc	1,079
759,600	*,e	Genomma Lab Internacional S.A. de C.V.	587
82,508		Genus plc	1,809
389,691	*,e	Geron Corp	1,138
35,641		Gerresheimer AG.	2,789
5,507,877		Gilead Sciences, Inc	505,953
11,437,616		GlaxoSmithKline plc	231,534
147,768		Glenmark Pharmaceuticals Ltd	1,774
17,281	*,e	Global Blood Therapeutics, Inc	274
46,785		Granules India Ltd	85
4,879		Green Cross Corp	764
21,635		Green Cross Holdings Corp	688
197,095		Grifols S.A.	4,379
199,548	*,e	GW Pharmaceuticals plc	1,202
2,023,644	*	H Lundbeck AS	66,742
283,385	*,e	Halozyme Therapeutics, Inc	2,684
23,063	*	Han All Pharmarceutical Co	365
13,510		Hanmi Holdings Co Ltd	1,758
6,090		Hanmi Pharm Co Ltd	3,722
88,204	*,e	Harvard Bioscience, Inc	266
70,850	*,e	Heron Therapeutics, Inc	1,345
21,820	*	Heska Corp	622
455,947		Hikma Pharmaceuticals plc	12,947
123,513		Hisamitsu Pharmaceutical Co, Inc	5,520
7,632,062	e	Hua Han Bio-Pharmaceutical Holdings Ltd	827
4,558		Humedix Co Ltd	220
6,872		Huons Co Ltd	445
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

7,756	*	Hutchison China MediTech Ltd	$210
123,648	*,e	Hutchison China MediTech Ltd (ADR)	1,632
221,979	*,e	Idera Pharmaceuticals, Inc	440
75,619	*,e	Ignyta, Inc	512
63,653		Il Dong Pharmaceutical Co Ltd	1,535
530,591	*	Illumina, Inc	86,014
12,384	*	Ilyang Pharmaceutical Co Ltd	542
28,227	*,e	Immune Design Corp	367
231,906	*,e	Immunogen, Inc	1,976
239,764	*,e	Immunomedics, Inc	599
188,123	*	Impax Laboratories, Inc	6,024
110,723	*	INC Research Holdings, Inc	4,563
360,062	*	Incyte Corp	26,094
1,678,111		Indivior plc	3,924
19,038		Indoco Remedies Ltd	83
1,157	*	Infant Bacterial Therapeutics AB	15
119,398	*,e	Infinity Pharmaceuticals, Inc	629
35,074	*	Innate Pharma S.A.	485
206,169	e	Innoviva, Inc	2,596
176,252	*,e	Inovio Pharmaceuticals, Inc	1,535
196,546	*,e	Insmed, Inc	2,490
94,582	*,e	Insys Therapeutics, Inc	1,512
22,612	*,e	Intercept Pharmaceuticals, Inc	2,905
39,457	*,e	Intersect ENT, Inc	750
76,494	*,e	Intra-Cellular Therapies, Inc	2,127
90,734	*,e	Intrexon Corp	3,075
11,230	*	iNtRON Biotechnology, Inc	726
20,743	*,e	Invitae Corp	212
217,326	*,e	Ionis Pharmaceuticals, Inc	8,802
68,292		Ipca Laboratories Ltd	600
305,636		Ipsen	17,526
310,799	*,e	Ironwood Pharmaceuticals, Inc	3,400
16,700	*,e	Japan Tissue Engineering Co Lt	206
254,817	*	Jazz Pharmaceuticals plc	33,266
11,300		JCR Pharmaceuticals Co Ltd	257
34,712		Jeil Pharmaceutical Co	1,620
8,718,234		Johnson & Johnson	943,313
162,153	*,e	Juno Therapeutics, Inc	6,176
28,567		JW Holdings Corp	201
90,800		Kaken Pharmaceutical Co Ltd	5,489
55,814	*,e	Karyopharm Therapeutics, Inc	498
247,807	*,e	Keryx Biopharmaceuticals, Inc	1,157
93,000		Kissei Pharmaceutical Co Ltd	2,141
127,823	*,e	Kite Pharma, Inc	5,868
58,196	*	Knight Therapeutics, Inc	354
4,030		Kolon Life Science, Inc	601
55,061	*	Komipharm International Co Ltd	1,954
163,431		Kwang Dong Pharmaceutical Co Ltd	1,593
9,886		Kyongbo Pharmaceutical Co Ltd	140
43,136		Kyorin Co Ltd	821
395,391		Kyowa Hakko Kogyo Co Ltd	6,309
5,888		Kyungdong Pharm Co Ltd	90
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

33,058	*,e	La Jolla Pharmaceutical Co	$691
234,411		Laboratorios Almirall S.A.	3,932
13,028		Laboratorios Farmaceuticos Rovi S.A	219
70,725	*,e	Lannett Co, Inc	1,268
248,500	e	Lee’s Pharmaceutical Holdings Ltd	174
122,664	*,e	Lexicon Pharmaceuticals, Inc	1,466
10,781	*	LG Life Sciences Ltd	634
95,841	*,e	Ligand Pharmaceuticals, Inc (Class B)	10,264
112,930	*,e	Lion Biotechnologies, Inc	574
176,670		Livzon Pharmaceutical Group, Inc	775
398,101		Lonza Group AG.	67,296
77,000	*	Lotus Pharmaceutical Co Ltd	156
22,453	*,e	Loxo Oncology, Inc	614
107,188	*	Luminex Corp	2,079
398,880		Lupin Ltd	8,909
1,721,500	*,e	Luye Pharma Group Ltd	1,332
7,802	*	Macrogen, Inc	236
73,503	*	MacroGenics, Inc	1,378
310,102	*	Mallinckrodt plc	19,003
201,519	*,e	MannKind Corp	324
175,620		Marksans Pharma Ltd	123
635,238	*,e	Mayne Pharma Group Ltd	732
245,106		Meda AB (A Shares)	4,555
50,342	*,e	Medgenics, Inc	222
221,992	*,e	Medicines Co	7,053
91,918	*	Medigen Biotechnology Corp	202
351,446		Medivation, Inc	16,159
67,359	*	Medivir AB	468
12,904		Medy-Tox, Inc	4,978
259,100		Mega Lifesciences PCL	125
8,491,721		Merck & Co, Inc	449,297
68,292		Merck KGaA	5,681
4,618,667	*,e	Merrimack Pharmaceuticals, Inc	38,658
308,741	*,e	Mesoblast Ltd	604
92,381	*	Mettler-Toledo International, Inc	31,849
264,923	*,e	MiMedx Group, Inc	2,315
28,194	*,e	Mirati Therapeutics, Inc	603
10,300		Mochida Pharmaceutical Co Ltd	764
5,207	*,e	Molecular Partners AG.	168
152,357	*	Momenta Pharmaceuticals, Inc	1,408
20,155	*,e	Morphosys AG.	970
2,366,060	*,e	Mylan NV	109,667
7,773	*,e	MyoKardia, Inc	83
166,762	*	Myriad Genetics, Inc	6,242
31,700	*,e	NanoCarrier Co Ltd	390
35,703	*,e	NanoString Technologies, Inc	543
15,389	*,e	NantKwest, Inc	127
88,715		Natco Pharma Ltd	553
21,160	*,e	Natera, Inc	201
13,627	*	Naturalendo Tech Co Ltd	173
397,485	*,e	Navidea Biopharmceuticals, Inc	375
325,272	*,e	Nektar Therapeutics	4,472
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

128,740	*	NeoGenomics, Inc	$868
11,977	*,e	Neos Therapeutics, Inc	129
287,856	*	Neurocrine Biosciences, Inc	11,385
4,676	*,e	Neuroderm Ltd	66
84,683	*,e	NewLink Genetics Corp	1,541
9,771	*,e	Newron Pharmaceuticals S.p.A	168
112,050		Nichi-iko Pharmaceutical Co Ltd	2,581
42,200		Nippon Shinyaku Co Ltd	1,650
4,377	*	Nivalis Therapeutics, Inc	18
123,622	*,e	Northwest Biotherapeutics, Inc	180
4,090,275		Novartis AG.	295,939
780,362	*,e	Novavax, Inc	4,027
3,208,225		Novo Nordisk AS	173,737
106,000	*	OBI Pharma, Inc	1,306
38,952	*,e	Ocular Therapeutix, Inc	376
93,297	*,e	Omeros Corp	1,431
7,128	*,e	Oncocyte Corp	33
41,262	*,e	OncoMed Pharmaceuticals, Inc	417
115,000	*,e	OncoTherapy Science, Inc	326
240,555	*,e	Oncothyreon, Inc	306
130,923		Oneness Biotech Co Ltd	146
616,755		Ono Pharmaceutical Co Ltd	26,090
103,681	*,e	Ophthotech Corp	4,383
562,525	*,e	Opko Health, Inc	5,845
260,188	*,e	Orexigen Therapeutics, Inc	146
15,760	*	Orexo AB	117
225,549	*,e	Organovo Holdings, Inc	489
96,091	e	Orion Oyj (Class B)	3,172
48,045	e	Osiris Therapeutics, Inc	274
44,167	*,e	Otonomy, Inc	659
500,220		Otsuka Holdings KK	18,169
128,700		Ouro Fino Saude Animal Participacoes S.A.	1,568
54,803	*,e	OvaScience, Inc	520
158,949	*,e	Pacific Biosciences of California, Inc	1,351
87,768	*,e	Pacira Pharmaceuticals, Inc	4,650
1,782,786	*,e	Paion AG.	4,267
31,387	e	Paratek Pharmaceuticals, Inc	476
165,258	*	Parexel International Corp	10,367
414,122	e	PDL BioPharma, Inc	1,379
24,000	*,e	PeptiDream, Inc	1,458
513,346	*,e	Peregrine Pharmaceuticals, Inc	216
297,114		PerkinElmer, Inc	14,695
112,301	*,e	Pernix Therapeutics Holdings, Inc	118
420,463		Perrigo Co plc	53,790
81,561	*,e	Pfenex, Inc	802
18,338		Pfizer Ltd	497
18,097,565	e	Pfizer, Inc	536,412
145,156	*,e	Pharma Mar S.A.	426
3,775		PHARMA RESEARCH PRODUCTS Co Ltd	218
50,861		PharmaEngine Inc	392
196,000		Pharmally International Holding Co Ltd	2,400
18,341	*	Pharmstandard (GDR)	73
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

78,179		Phibro Animal Health Corp	$2,114
112,025		Piramal Healthcare Ltd	1,753
182,788	*	Portola Pharmaceuticals, Inc	3,729
79,554	*	PRA Health Sciences, Inc	3,402
196,080	*	Prestige Brands Holdings, Inc	10,469
163,592	*,e	Progenics Pharmaceuticals, Inc	713
472,292	*	ProMetic Life Sciences, Inc	1,120
14,444	*,e	Proteon Therapeutics, Inc	112
98,291	*,e	Prothena Corp plc	4,046
29,316,482		PT Kalbe Farma Tbk	3,192
84,161	*,e	PTC Therapeutics, Inc	542
46,194	*,e	Puma Biotechnology, Inc	1,357
201,371	*	PureTech Health plc	422
131,426	*	Qiagen NV	2,922
301,475	*	Qiagen NV (NASDAQ)	6,735
198,893	*	Quintiles Transnational Holdings, Inc	12,948
101,571	*,e	Radius Health, Inc	3,193
191,075	*,e	Raptor Pharmaceutical Corp	879
25,904	e	Recipharm AB	485
402,487		Recordati S.p.A.	10,068
188,813	*	Regeneron Pharmaceuticals, Inc	68,056
15,184	*,e	REGENXBIO, Inc	164
69,885	*,e	Regulus Therapeutics, Inc	484
79,232	*,e	Relypsa, Inc	1,074
145,702	*	Repligen Corp	3,908
100,915	*,e	Retrophin, Inc	1,379
43,983	*,e	Revance Therapeutics, Inc	768
3,906		Reyon Pharmaceutical Co Ltd	108
123,878		Richter Gedeon Rt	2,468
774,516	*	Rigel Pharmaceuticals, Inc	1,611
1,277,575		Roche Holding AG.	313,696
140,800		Rohto Pharmaceutical Co Ltd	2,565
43,971	*,e	Sage Therapeutics, Inc	1,410
86,712	*	Sagent Pharmaceuticals	1,055
53,508		Samjin Pharmaceutical Co Ltd	1,197
20,842	*	Samsung Pharmaceutical Co Ltd	121
169,064	*,e	Sangamo Biosciences, Inc	1,023
9,393		Sanofi India Ltd	569
2,118,030		Sanofi-Aventis	170,281
430,700		Santen Pharmaceutical Co Ltd	6,474
3,975	*,e	Santhera Pharmaceutical Holding AG.	289
122,067	*,e	Sarepta Therapeutics, Inc	2,383
68,600		Sawai Pharmaceutical Co Ltd	4,293
123,168	*,e	Sciclone Pharmaceuticals, Inc	1,355
201,776		Scinopharm Taiwan Ltd	311
201,318	*,e	Seattle Genetics, Inc	7,064
47,757	*	Seegene, Inc	1,404
1,061,500		Seikagaku Corp	15,984
307,803	*,e	Sequenom, Inc	434
64,985	*	Sequent Scientific Ltd	146
19,511	*,e	Seres Therapeutics, Inc	518
394,000		Shandong Luoxin Pharmacy Stock Co Ltd	627
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

748,000		Shandong Xinhua Pharmaceutical Co Ltd	$426
240,000		Shanghai Dingli Technology Dev	166
512,067	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,411
239,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	184
19,800	*,g	Shanghai Haohai Biological Technology Co Ltd	112
19,886		Shilpa Medicare Ltd	129
570,495		Shionogi & Co Ltd	26,814
935,371		Shire Ltd	53,349
2,924		Siegfried Holding AG.	539
12,973,032		Sihuan Pharmaceutical Holdings	3,713
15,801,898		Sino Biopharmaceutical	11,855
83,058		Sirtex Medical Ltd	1,840
221,415	*	Skyepharma plc	1,422
976,029	*,m	Skyline Venture Fund III Ltd	10
216,575	*,e	Sorrento Therapeutics, Inc	1,165
20,500	e	Sosei Group	2,947
21,112	*,e	Spark Therapeutics, Inc	623
310,717	*,e	Spectrum Pharmaceuticals, Inc	1,976
5,077,703	e	SSY Group Ltd	1,612
217,329		Stada Arzneimittel AG.	8,605
2,694	*	Stallergenes Greer plc	85
40,475	*,e	Stemline Therapeutics, Inc	189
144,133		Strides Arcolab Ltd	2,359
170,559	*	Sucampo Pharmaceuticals, Inc (Class A)	1,864
361,623	e	Sumitomo Dainippon Pharma Co Ltd	4,160
56,762	*	Sun Pharma Advanced Research Company Ltd	246
1,815,559	*	Sun Pharmaceutical Industries Ltd	22,474
165,952	*,e	Supernus Pharmaceuticals, Inc	2,531
36,510		Suven Life Sciences Ltd	106
239,070	*,e	Synergy Pharmaceuticals, Inc	660
27,204	*,e	T2 Biosystems, Inc	268
213,799	*	Taigen Biopharmaceuticals Holdings Ltd	185
46,131		Taisho Pharmaceutical Holdings Co Ltd	3,656
36,339	*	Taiwan Liposome Co Ltd	166
42,300	e	Takara Bio, Inc	558
909,164		Takeda Pharmaceutical Co Ltd	41,449
405,274	e	Tanabe Seiyaku Co Ltd	7,042
14,959	*	Taro Pharmaceutical Industries Ltd	2,143
9,488		Tecan Group AG.	1,443
99,876	*,e	Teligent, Inc	489
67,215	*,e	TESARO, Inc	2,959
109,415	*,e	Tetraphase Pharmaceuticals, Inc	507
1,246,518		Teva Pharmaceutical Industries Ltd	67,043
744,955		Teva Pharmaceutical Industries Ltd (ADR)	39,863
86,389	*,e	TG Therapeutics, Inc	736
343,042	*,e	TherapeuticsMD, Inc	2,195
69,668	*,e	Theravance Biopharma, Inc	1,310
1,261,996		Thermo Electron Corp	178,686
6,439	*,e	Tobira Therapeutics, Inc	53
26,483	*,e	Tokai Pharmaceuticals, Inc	149
1,417,000	e	Tong Ren Tang Technologies Co Ltd	2,278
39,600		Torii Pharmaceutical Co Ltd	910
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

66,400	e	Towa Pharmaceutical Co Ltd	$2,720
154,041	*	Trevena, Inc	1,274
111,106	*,e	Trovagene, Inc	517
70,292	e	Tsumura & Co	1,686
323,917		TTY Biopharm Co Ltd	1,117
62,000	*	TWi Pharmaceuticals, Inc	245
212,071		UCB S.A.	16,188
131,560	*	Ultragenyx Pharmaceutical, Inc	8,329
62,237		Unichem Laboratories Ltd	208
423,500	*,e	United Laboratories Ltd	171
81,200	*	United Therapeutics Corp	9,048
453,070		Valeant Pharmaceuticals International, Inc	11,878
40,277	*,e	Valneva SE	155
180,160	*,e	Vanda Pharmaceuticals, Inc	1,506
466,275	*	Vectura Group plc	1,089
92,700	*,e	Verastem, Inc	146
57,408	*,e	Versartis, Inc	460
533,829	*	Vertex Pharmaceuticals, Inc	42,434
3,506	e	Virbac S.A.	608
20,208	*	ViroMed Co Ltd	2,720
38,634	*	Vitae Pharmaceuticals, Inc	256
68,223	*,e	Vital Therapies, Inc	619
24,954		Vitrolife AB	1,049
483,740	*,e	Vivus, Inc	677
12,039	*,e	Voyager Therapeutics, Inc	105
5,424	*,e	vTv Therapeutics, Inc	28
65,337	*	VWR Corp	1,768
232,915	*	Waters Corp	30,726
12,389		Whanin Pharmaceutical Co Ltd	173
1,668,000	*,e	Winteam Pharmaceutical Group Ltd	820
26,503		Wockhardt Ltd	390
9,992	*,e	XBiotech, Inc	94
107,478	*,e	Xencor Inc	1,442
173,129	*,e	Xenoport, Inc	781
9,040		Yuhan Corp	2,217
85,819	*	Yungjin Pharmaceutical Co Ltd	264
365,050		YungShin Global Holding Corp	569
96,751	*,e	Zafgen, Inc	646
10,238	*,e	Zealand Pharma AS	211
30,100		Zeria Pharmaceutical Co Ltd	390
364,614	*,e	ZIOPHARM Oncology, Inc	2,705
1,881,822		Zoetis Inc	83,421
58,642	*,e	Zogenix, Inc	542
7,863	*,e	Zynerba Pharmaceuticals, Inc	74
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,928,175

REAL ESTATE - 4.0%
16,950,000		8990 Holdings, Inc	2,892
832,835		Abacus Property Group	1,899
167,506		Acadia Realty Trust	5,884
817		Activia Properties Inc	4,235
23,774	*,e	ADLER Real Estate AG.	310
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

20,498	*,g	ADO Properties S.A.	$703
1,400		Advance Residence Investment Corp	3,542
27,753		Aedifica S.A.	1,951
35,376		Aeon Mall Co Ltd	523
15,169	*,e	AEON REIT Investment Corp	19,414
10,573		Africa Israel Properties Ltd	151
67,755		AG Mortgage Investment Trust	886
1,753,018	e	Agile Property Holdings Ltd	979
57,254		Agree Realty Corp	2,203
1,432,984		AIMS AMP Capital Industrial REIT	1,419
55,817	*	Airport City Ltd	546
53,800		Airport Facilities Co Ltd	243
3,584,170		Aldar Properties PJSC	2,682
118,296		Alexander & Baldwin, Inc	4,339
5,309	e	Alexander’s, Inc	2,020
114,833		Alexandria Real Estate Equities, Inc	10,437
66,100		Aliansce Shopping Centers S.A.	235
10,819,688	e	Allco Commercial Real Estate Investment Trust	10,452
60,195		Allied Properties Real Estate Investment Trust	1,621
16,278		Allreal Holding AG.	2,356
84,855		Alony Hetz Properties & Investments Ltd	669
100,425		Alstria Office REIT-AG.	1,447
4,095	*,e	Altisource Asset Management Corp	48
114,781	*,e	Altisource Portfolio Solutions S.A.	2,772
141,009	e	Altisource Residential Corp	1,692
26,951		Altus Group Ltd	431
517,400		Amata Corp PCL (Foreign)	181
7,815,878		Amer Group Holding	378
199,949		American Assets Trust,Inc	7,982
249,865		American Campus Communities, Inc	11,766
841,021		American Capital Agency Corp	15,668
114,221		American Capital Mortgage, Inc	1,677
171,464		American Homes 4 Rent	2,726
991,939		American Tower Corp	101,545
174,796		Amot Investments Ltd	629
4,497,800		Ananda Development PCL	434
1,469,851		Anant Raj Industries Ltd	732
4,963		ANF Immobilier	133
2,118,185		Annaly Capital Management, Inc	21,733
228,938		Anworth Mortgage Asset Corp	1,067
3,552,860	*	AP Thailand PCL (Foreign)	615
485,548		Apartment Investment & Management Co (Class A)	20,306
174,691	e	Apollo Commercial Real Estate Finance, Inc	2,847
406,300	e	Apple Hospitality REIT, Inc	8,049
134,492		Ares Commercial Real Estate Corp	1,473
1,614,059	e	Argosy Property Ltd	1,321
176,766		Armada Hoffler Properties, Inc	1,989
87,730	e	ARMOUR Residential REIT, Inc	1,889
2,079,606		Arrowhead Properties Ltd (Class A)	1,200
55,742		Artis Real Estate Investment Trust	551
2,167,200	e	Ascendas Hospitality Trust	1,206
1,550,900	e	Ascendas India Trust	1,007
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

648,401	e	Ascendas REIT	$1,150
1,840,302	e	Ascott Residence Trust	1,460
123,624		Ashford Hospitality Prime, Inc	1,443
205,069		Ashford Hospitality Trust, Inc	1,308
995,111	*	Attacq Ltd	1,314
34,700	*,e	AV Homes, Inc	394
440,400		AvalonBay Communities, Inc	83,764
1,038,412		Aveo Group	2,663
62,854		Axia Real Estate SOCIMI S.A.	935
1,011,895		Axis Real Estate Investment Trust	418
8,544,330		Ayala Land, Inc	6,539
28,508		Azrieli Group	1,119
7,465,900		Bangkokland PCL	314
112,621		Barwa Real Estate Co	1,119
1,406		Bayside Land Corp	485
20,419		Befimmo SCA Sicafi	1,310
4,392,000		Beijing Capital Land Ltd	1,833
4,050,000	*	Beijing Enterprises Medical & Health Group Ltd	254
684,000		Beijing North Star Co	213
2,186,000	*	Beijing Properties Holdings Ltd	150
5,087,950		Belle Corp	331
1,202,013	e	Beni Stabili S.p.A.	901
537,578		Big Yellow Group plc	5,956
138,736		Blackstone Mortgage Trust, Inc	3,726
958	*	BLife Investment Corp	1,998
69,441	e	Bluerock Residential Growth REIT, Inc	756
35,346		Boardwalk Real Estate Investment Trust	1,409
518,295		Boston Properties, Inc	65,865
518,135		BR Malls Participacoes S.A.	2,125
150,208		BR Properties S.A.	368
274,274		Brandywine Realty Trust	3,848
600,602		British Land Co plc	6,029
296,909		Brixmor Property Group, Inc	7,607
1,072,077	e	Brookfield Asset Management, Inc	37,286
10,104	*	Brookfield Canada Office Properties	227
1,188		Brookfield Property Partners LP (Toronto)	27
1,446,941	e	Bunnings Warehouse Property Trust	3,789
168,963		BUWOG AG.	3,623
29,752,414		C C Land Holdings Ltd	8,876
62,761		CA Immobilien Anlagen AG.	1,232
664,300	e	Cache Logistics Trust	417
783,309		Cambridge Industrial Trust	325
105,005		Camden Property Trust	8,830
127,141		Canadian Apartment Properties REIT	2,827
33,497		Canadian Real Estate Investment Trust	1,162
697,500	e	CapitaCommercial Trust	761
681,266		Capital & Counties Properties	3,223
2,854,180		CapitaLand Ltd	6,491
1,583,181		CapitaMall Trust	2,454
1,334,500		CapitaMalls Malaysia Trust	493
436,232	e	CapitaRetail China Trust	469
234,366		Capstead Mortgage Corp	2,318
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

258,194		Care Capital Properties, Inc	$6,930
137,714		CareTrust REIT, Inc	1,749
2,540,000	*,e	Carnival Group International Holdings Ltd	354
473,412		Castellum AB	7,515
96,382		CatchMark Timber Trust Inc	1,044
1,886,000		Cathay Real Estate Development Co Ltd	841
730,215		CBL & Associates Properties, Inc	8,690
1,688,091	*	CBRE Group, Inc	48,651
556,200		CDL Hospitality Trusts	543
15,000,000		Cebu Holdings, Inc	1,676
209,384		Cedar Realty Trust, Inc	1,514
136,478	e	Cedar Woods Properties Ltd	475
1,281,000		Central China Real Estate Ltd	245
1,203,800		Central Pattana PCL (Foreign)	1,759
5,606,636		Champion Real Estate Investment Trust	2,856
745,231		Charter Hall Group	2,650
158,603		Chatham Lodging Trust	3,399
243,757		Chesapeake Lodging Trust	6,450
4,021,691		Cheuk Nang Holdings Ltd	2,881
4,029,339		Cheung Kong Property Holdings Ltd	25,966
488,833		Chimera Investment Corp	6,643
3,941,500	e	China Aoyuan Property Group Ltd	805
1,294,000	e	China Merchants Land Ltd	184
3,180,000	*	China Minsheng Drawin Technology Group Ltd	162
56,536	*	China New City Commercial Development Ltd	81
12,797,521	*,e	China New Town Development Co Ltd	470
5,355,000	*,e	China Oceanwide Holdings Ltd	628
880,000	e	China Overseas Grand Oceans Group Ltd	298
7,449,847	e	China Overseas Land & Investment Ltd	23,595
5,593,881		China Resources Land Ltd	14,352
3,971,400	*	China SCE Property Holdings Ltd	850
4,508,838		China Vanke Co Ltd	11,064
1,456,000	g	China Vast Industrial Urban Development Co Ltd	474
335,500	e	Chinese Estates Holdings Ltd	852
112,254		Choice Properties REIT	1,069
164,088		Chong Hong Construction Co	245
7,136,758		CIFI Holdings Group Co Ltd	1,715
243,328		City Developments Ltd	1,473
348,780		Citycon Oyj	879
19,792		Cofinimmo	2,424
50,631		Colliers International Group, Inc	1,918
449,686		Colony Financial, Inc	7,541
182,669		Colony Starwood Homes	4,521
576,000		Colour Life Services Group	441
466,652		Columbia Property Trust, Inc	10,262
366	*	Comforia Residential REIT, Inc	715
193,211		Cominar Real Estate Investment Trust	2,559
746,786		Communications Sales & Leasing, Inc	16,616
857,500	e	Concentradora Fibra Danhos S.A. de C.V.	1,785
408,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	373
10,507	e	Consolidated-Tomoka Land Co	485
78,002		Conwert Immobilien Invest AG.	1,250
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,779	e	CorEnergy Infrastructure Trust, Inc	$619
77,633		Coresite Realty	5,435
495,036	e	Corp Inmobiliaria Vesta SAB de C.V.	741
113,228		Corporate Office Properties Trust	2,971
169,874		Corrections Corp of America	5,444
6,848,928	e	Country Garden Holdings Co Ltd	2,722
3,760,500	*	Country Group Development PCL	127
191,710		Countrywide plc	1,062
847,093		Cousins Properties, Inc	8,793
3,305	*	Crescendo Investment Corp	2,670
33,656		Crombie Real Estate Investment Trust	364
1,165,876		Cromwell Group	928
1,208,409		Crown Castle International Corp	104,527
290,000	*	Crown International Corp Ltd	56
11,428,943	e	CSI Properties Ltd	324
76,379		CT Real Estate Investment Trust	850
952,377		CubeSmart	31,714
204,069		CyrusOne, Inc	9,316
389,097		CYS Investments, Inc	3,167
777	*	DA Office Investment Corp	4,828
96,900	e	Daibiru Corp	818
857,000		Daikyo, Inc	1,363
2,595,900		Daiman Development BHD	1,537
192,946		Daito Trust Construction Co Ltd	27,367
932,389		Daiwa House Industry Co Ltd	26,208
741	*,e	Daiwa House REIT Investment Corp	3,247
704,200	e,g	Dalian Wanda Commercial Properties Co Ltd	4,173
288,383		DCT Industrial Trust, Inc	11,382
418,218		DDR Corp	7,440
292,882		Derwent London plc	13,235
403,370	*	Deutsche Annington Immobilien SE	14,481
39,351		Deutsche Euroshop AG.	1,843
490,340		Deutsche Wohnen AG.	15,217
834,641		Dexus Property Group	5,068
1,292,077	*	Deyaar Development PJSC	203
685,393		DiamondRock Hospitality Co	6,936
135,728		DIC Asset AG.	1,265
496,629		Digital Realty Trust, Inc	43,947
131,498		Dios Fastigheter AB	965
12,673,855		DLF Ltd	21,953
72,621	*	Dogus Gayrimenkul Yatirim Ortakligi AS	94
250,473		Dongwon Development Co Ltd	994
591,600		DoubleDragon Properties Corp	494
86,237		Douglas Emmett, Inc	2,597
47,826		Dream Global Real Estate Investment Trust	321
25,542		Dream Industrial Real Estate Investment Trust	158
43,013		Dream Office Real Estate Investment Trust	687
48,891	*,e	Dream Unlimited Corp	309
354,463		Duke Realty Corp	7,990
153,074	e	DuPont Fabros Technology, Inc	6,204
116,775	e	Dynex Capital, Inc	777
35,185		Easterly Government Properties, Inc	652
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

740,162		Eastern & Oriental BHD	$313
130,768		EastGroup Properties, Inc	7,894
627,000	*	Eco World Development Group BHD	231
195,295		Education Realty Trust, Inc	8,124
3,736,374	*	Emaar Malls Group PJSC	2,928
6,120,584		Emaar Properties PJSC	10,034
1,270,921		Emira Property Fund Ltd	1,304
3,852,477		Emlak Konut Gayrimenkul Yatiri	3,921
957,333	e	Emperor International Holdings	174
560,786		Empire State Realty Trust, Inc	9,831
136,475		Entertainment Properties Trust	9,092
203,051	e,g	Entra ASA	1,912
154,683		Equinix, Inc	51,155
207,855	*	Equity Commonwealth	5,866
404,007		Equity Lifestyle Properties, Inc	29,383
236,117	e	Equity One, Inc	6,767
1,141,204		Equity Residential	85,625
1,074,710	*	Eshraq Properties Co PJSC	226
260,520		Essex Property Trust, Inc	60,925
65,611		Eurobank Properties Real Estate Investment Co	547
75,831		Eurocommercial Properties NV	3,543
4,210,000	*	EverChina International Holdings Co. Ltd	135
19,574,261	e	Evergrande Real Estate Group	15,113
598,660		Extra Space Storage, Inc	55,951
863,551		Ezdan Holding Group QSC	4,313
168,658		Fabege AB	2,842
4,049,500	e	Fantasia Holdings Group Co Ltd	512
2,571,407		Far East Consortium	828
697,500	e	Far East Hospitality Trust	327
1,124,812		Farglory Land Development Co Ltd	1,294
144,364	*	Fastighets AB Balder	3,656
235,226		Federal Realty Investment Trust	36,707
609,545	e	FelCor Lodging Trust, Inc	4,949
344,051		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	341
4,149,591		Fibra Uno Administracion S.A. de C.V.	9,646
16,000,000		Filinvest Development Corp	1,744
55,266,000		Filinvest Land, Inc	2,125
96,778		First Capital Realty, Inc	1,537
423,910		First Industrial Realty Trust, Inc	9,640
206,931		First Potomac Realty Trust	1,875
673,708	e	First Real Estate Investment Trust	615
51,816		FirstService Corp	2,128
8,445		Fonciere Des Regions	796
554,781		Forest City Realty Trust, Inc	11,700
85,660	*,e	Forestar Group, Inc	1,117
661,128	e	Fortress Income Fund Ltd	1,605
679,429		Fortress Income Fund Ltd (A Shares)	722
123,136		Four Corners Property Trust, Inc	2,210
309,679		Foxtons Group plc	724
280,184		Franklin Street Properties Corp	2,973
10,126,701		Franshion Properties China Ltd	2,817
476,600	e	Frasers Centrepoint Trust	707
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

468,900		Frasers Hospitality Trust	$269
393	*	Frontier Real Estate Investment Corp	1,888
21,508	*,e	FRP Holdings, Inc	766
593	*	Fukuoka REIT Corp	1,072
3,497,500	*	Fullshare Holdings Ltd	880
8,136,000		Future Land Development Holdin	1,112
1,761,086	e	Gaming and Leisure Properties, Inc	54,453
425,416	e	Gateway Lifestyle	881
74,306		Gazit Globe Ltd	678
9,281		Gazit, Inc	132
1,059,575		GDI Property Group	699
9,176	e	Gecina S.A.	1,259
11,110,000	e	Gemdale Properties and Investment Corp Ltd	660
2,256,096		General Growth Properties, Inc	67,074
265,762		Geo Group, Inc	9,214
76,478		Getty Realty Corp	1,517
86,095		Gladstone Commercial Corp	1,410
3,831,791		Global Logistic Properties	5,465
212	*	Global One Real Estate Investment Corp	846
1,686,373	*	Globe Trade Centre S.A.	3,187
4,088,895	*	Glorious Property Holdings Ltd	479
9,559		GLP J-Reit	10,889
50,826		Godrej Properties Ltd	227
14,680		Goldcrest Co Ltd	219
745,300		Golden Land Property Development PCL	149
1,859,023	e	Goodman Property Trust	1,695
177,070	e	Government Properties Income Trust	3,161
961,538		GPT Group (ASE)	3,681
350,361		Grainger plc	1,139
1,226,259		Gramercy Property Trust	10,362
121,755		Grand City Properties S.A.	2,792
64,571		Granite Real Estate Investment Trust	1,860
12,538		Great Ajax Corp	140
517,513		Great Eagle Holdings Ltd	1,873
475,688		Great Portland Estates plc	4,966
6,265,329		Green REIT plc	10,043
1,507,000	e	Greenland Hong Kong Holdings Ltd	471
2,550,000		Greentown China Holdings Ltd	2,008
351,451		Growthpoint Properties Australia Ltd	845
3,139,568		Growthpoint Properties Ltd	5,224
692,300	*	Grupo GICSA S.A. de C.V.	553
542,000	*	Guangdong Land Holdings Ltd	155
3,069,708	e	Guangzhou R&F Properties Co Ltd	4,399
508,209		H&R Real Estate Investment Trust	8,214
3,910		Haesung Industrial Co Ltd	57
52,154		Hamborner AG.	565
2,139,649		Hammerson plc	17,750
953,495		Hang Lung Group Ltd	2,737
13,448,071	e	Hang Lung Properties Ltd	25,675
444		Hankyu Reit, Inc	542
89,401		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,718
1,722,515	e	Hansteen Holdings plc	2,632
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,041		Hatteras Financial Corp	$3,976
833,285		HCP, Inc	27,148
900	*	Health Care & Medical Investment Corp	885
348,021		Healthcare Realty Trust, Inc	10,750
381,795		Healthcare Trust of America, Inc	11,232
29,600		Heiwa Real Estate Co Ltd	368
200,397		Helical Bar plc	1,111
85,210		Heliopolis Housing	496
193,125	e	Hemfosa Fastigheter AB	2,118
2,047,796		Henderson Land Development Co Ltd	12,592
133,212		Hersha Hospitality Trust	2,843
24,832,222		Hibernia REIT plc	36,790
729,675		Highwealth Construction Corp	1,066
258,232		Highwoods Properties, Inc	12,346
69,831	*	Hispania Activos Inmobiliarios SAU	992
175,000		Ho Bee Investment Ltd	284
206,200		Hong Fok Corp Ltd	119
1,054,594		Hongkong Land Holdings Ltd	6,319
1,120,000	*	Hopson Development Holdings Ltd	1,108
66	*	Hoshino Resorts REIT, Inc	806
212,154		Hospitality Properties Trust	5,635
2,432,176	e	Host Marriott Corp	40,617
224,034	*	Housing Development & Infrastruture Ltd	247
85,233	*	Howard Hughes Corp	9,025
816,235		Huaku Development Co Ltd	1,509
120,000		Huang Hsiang Construction Co	103
354,042		Hudson Pacific Properties	10,239
238,590		Hufvudstaden AB (Series A)	3,774
3,451	*,e	Hulic Reit, Inc	5,605
495,362		Hung Poo Real Estate Development Corp	410
442,000		Hung Sheng Construction Co Ltd	212
1,322,000		Hydoo International Holding Ltd	181
681,259		Hyprop Investments Ltd	5,413
903,752	e	Hysan Development Co Ltd	3,852
14,810		Icade	1,132
1,067		Ichigo Real Estate Investment Corp	824
2,656,000		IGB Real Estate Investment Trust	1,042
63,200		Iguatemi Empresa de Shopping Centers S.A.	434
986,090		Immobiliare Grande Distribuzione	897
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
791,152	*,e	Immofinanz Immobilien Anlagen AG.	1,679
179,248	e	Independence Realty Trust, Inc	1,276
193,227		Indiabulls Real Estate Ltd	164
375	e	Industrial & Infrastructure Fund Investment Corp	1,741
567,095		ING Office Fund	1,819
3,491,137	*	Inmobiliaria Colonial S.A.	2,581
57,995		InnVest Real Estate Investment Trust	234
30,179		InterRent Real Estate Investment Trust	171
2,854		Intershop Holding AG.	1,401
13,775		Intervest Offices	393
277,452		Invesco Mortgage Capital, Inc	3,379
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,568		Invesco Office J-Reit, Inc	$3,349
303,274	e	Investors Real Estate Trust	2,202
14,711	*,e	Invincible Investment Corp	11,010
980,693		IOI Properties Group Sdn BHD	580
384,431	e	Iron Mountain, Inc	13,036
1,316,257		Is Gayrimenkul Yatirim Ortakligi AS	850
191,671	*	iStar Financial, Inc	1,852
1,051	*	Japan Excellent, Inc	1,419
10,633	e	Japan Hotel REIT Investment Corp	9,358
2,628	*	Japan Logistics Fund Inc	5,490
351		Japan Prime Realty Investment Corp	1,430
410		Japan Real Estate Investment Corp	2,367
17,948		Japan Rental Housing Investments, Inc	13,244
812		Japan Retail Fund Investment Corp	1,950
994	*	Japan Senior Living Investment Corp	1,432
1,596,750	m	Jiangsu Future Land Co Ltd	2,810
120,010		Jones Lang LaSalle, Inc	14,080
34,700	e	Jowa Holdings Co Ltd	1,492
13,000,000		Joy City Property Ltd	1,980
2,064,000		K Wah International Holdings Ltd	910
328,480		KEE TAI Properties Co Ltd	168
901		Kenedix Realty Investment Corp	5,165
975	e	Kenedix Residential Investment Corp	2,564
862	*	Kenedix Retail REIT Corp	2,089
574,000	e	Kenedix, Inc	2,506
306,049		Kennedy-Wilson Holdings, Inc	6,702
522,100	e	Keppel DC REIT	411
3,225,035		Kerry Properties Ltd	8,855
99,859		Killam Apartment Real Estate Investment Trust	900
222,219		Kilroy Realty Corp	13,749
356,821		Kimco Realty Corp	10,269
1,480,000		Kindom Construction Co	747
204,887		Kite Realty Group Trust	5,677
2,417,162	e	Kiwi Property Group Ltd	2,416
79,600		KLCC Property Holdings BHD	146
81,728		Klepierre	3,904
711,849		Klovern AB (B Shares)	805
51,821		Korea Real Estate Investment Trust Co	157
3,369,130	e	Kowloon Development Co Ltd	3,149
2,172,638	e	K-REIT Asia	1,603
421,249		KSL Holdings BHD	143
334,699		Kungsleden AB	2,367
390,185		Kuoyang Construction Co Ltd	145
2,133,624		KWG Property Holding Ltd	1,404
109,319	e	Ladder Capital Corp	1,361
84,689,163		Lai Fung Holdings Ltd	1,334
40,358,250		Lai Sun Development Co Ltd	619
125,243		Lamar Advertising Co	7,702
39,121	*	Lamda Development S.A.	180
733,366		Land Securities Group plc	11,563
5,157,000	e	Langham Hospitality Investments Ltd	1,831
49,964	e	Lar Espana Real Estate Socimi S.A.	474
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

361,994		LaSalle Hotel Properties	$9,162
5,066	*	LaSalle Logiport REIT	4,893
63,937		LEG Immobilien AG.	6,016
697,649		Lend Lease Corp Ltd	7,406
375,611		Leopalace21 Corp	2,267
726,439	e	Lexington Realty Trust	6,247
360,473	e	Liberty International plc	1,616
132,012		Liberty Property Trust	4,417
26,471	*	Lifestyle Properties Development Ltd	6
1,507,781		Link REIT	8,957
1,576,600		Lippo-Mapletree Indonesia Retail Trust	380
340,000		Liu Chong Hing Investment	388
3,176,000		Logan Property Holdings Co Ltd	1,182
507,600		London & Stamford Property plc	1,154
283,000		Long Bon International Co Ltd	166
3,849,120		Longfor Properties Co Ltd	5,476
544,800		LPN Development PCL	217
236,275		LSR Group (GDR)	538
108,698		LTC Properties, Inc	4,917
568,000	*	LVGEM China Real Estate Investment Co Ltd	172
153,823		Macerich Co	12,189
327,331		Mack-Cali Realty Corp	7,692
857,347		Macquarie CountryWide Trust	3,013
2,945,614		Macquarie Goodman Group	15,065
1,630,690		Macquarie MEAG Prime REIT	944
2,036,076		Mah Sing Group BHD	742
35,779	*,e,m	Mapeley Ltd	1
1,224,087	e	Mapletree Commercial Trust	1,282
1,849,000		Mapletree Greater China Commercial Trust	1,310
3,868,019		Mapletree Industrial Trust	4,576
1,235,005		Mapletree Logistics Trust	924
132,753	*	Marcus & Millichap, Inc	3,371
887,508		Matrix Concepts Holdings BHD	564
25,204		Mazaya Qatar Real Estate Development Q.S.C	97
576,969		Medical Properties Trust, Inc	7,489
156,670	*	Medinet Nasr Housing	394
28,016,600		Megaworld Corp	2,526
44,957		Melisron Ltd	1,622
49,350	e	Mercialys S.A	1,144
369,121		Merlin Properties Socimi S.A.	4,278
1,976,800		Mexico Real Estate Management S.A. de C.V.	2,665
759,398		MFA Mortgage Investments, Inc	5,202
836	*	MID Reit, Inc	2,509
184,219		Mid-America Apartment Communities, Inc	18,829
1,386,929	*	Midland Holdings Ltd	433
176,496		Milestone Apartments Real Estate Investment Trust	2,256
1,412,000	e	Minmetals Land Ltd	142
1,988,115		Mirvac Group	2,946
865,580		Mitsubishi Estate Co Ltd	16,065
1,931,241		Mitsui Fudosan Co Ltd	48,103
216,400		MKH BHD	141
5,257		Mobimo Holding AG.	1,280
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

232,575		Monmouth Real Estate Investment Corp (Class A)	$2,765
526,018	e	Monogram Residential Trust, Inc	5,187
26,846		Morguard Real Estate Investment Trust	300
1,827		Mori Hills REIT Investment Corp	2,703
2,725		Mori Trust Sogo Reit, Inc	4,709
85,034		Multiplan Empreendimentos Imobiliarios S.A.	1,270
173,407		National Health Investors, Inc	11,535
146,613	e	National Retail Properties, Inc	6,774
155,321		National Storage Affiliates Trust	3,293
3,634,000	e	Neo-China Land Group Holdings Ltd	685
304,000		New Century Real Estate Investment Trust	112
315,939		New Europe Property Investments plc	4,019
763,074		New Residential Investment Corp	8,875
257,649	e	New Senior Investment Group, Inc	2,654
3,164,614		New World China Land Ltd	3,225
15,881,945		New World Development Co Ltd	15,158
265,757	e	New York Mortgage Trust, Inc	1,260
368,197		New York REIT, Inc	3,719
528,015		NewRiver Retail Ltd	2,514
96,530		Nexity	5,024
93,594	e	NexPoint Residential Trust, Inc	1,225
107,307		Nieuwe Steen Investments NV	509
395		Nippon Accommodations Fund, Inc	1,523
492		Nippon Building Fund, Inc	2,913
900	*	Nippon Healthcare Investment Corp	1,591
1,505		Nippon ProLogis REIT, Inc	3,365
4,109	*,e	NIPPON REIT Investment Corp	10,768
775,701		Nomura Real Estate Holdings, Inc	14,319
4,609	*	Nomura Real Estate Master Fund, Inc	6,861
106,905		NorthStar Realty Europe Corp	1,240
2,482,398		NorthStar Realty Finance Corp	32,569
19,294		Northview Apartment Real Estate Investment Trust	278
109,245		NorthWest Healthcare Properties Real Estate Investment Trust	811
214,350	*	Norwegian Property ASA	223
130,836		NTT Urban Development Corp	1,280
108,148		Oberoi Realty Ltd	394
489,995		Omega Healthcare Investors, Inc	17,297
44,628	e	One Liberty Properties, Inc	1,000
100,700		Open House Co Ltd	2,000
51,909	e	Orchid Island Capital, Inc	538
6,787	*	Orix JREIT, Inc	10,520
636,300	e	OUE Hospitality Trust	312
256,269		Outfront Media, Inc	5,407
6,297,523	*	Palm Hills Developments SAE	2,057
367,900		Paramount Group, Inc	5,868
316,600	e	Parkway Life Real Estate Investment Trust	561
212,477		Parkway Properties, Inc	3,327
2,140,638		Parque Arauco S.A.	3,928
69,032	*	Patrizia Immobilien AG.	1,931
696,100		Pavilion Real Estate Investment Trust	303
248,962		Pebblebrook Hotel Trust	7,237
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,339		Pennsylvania REIT	$3,809
178,306		Pennymac Mortgage Investment Trust	2,432
353,600	*,e	Perennial Real Estate Holdings Ltd	241
1,491,129		Phoenix Mills Ltd	6,762
264,787		Physicians Realty Trust	4,920
92,564		Piedmont Office Realty Trust, Inc	1,880
8,240,000	*	Ping An Securities Group Holdings Ltd	149
1,609,500		PLA Administradora Industrial S de RL de C.V.	2,984
1,092,900		Platinum Group PCL	169
698	*	Plazza AG.	149
2,101,817		Poly Hong Kong Investment Ltd	575
7,951,160		Polytec Asset Holdings Ltd	666
252,345		Post Properties, Inc	15,075
98,110		Potlatch Corp	3,090
3,910,000		Powerlong Real Estate Holdings Ltd	819
1,234,477	e	Precinct Properties New Zealand Ltd	1,070
56,255	e	Preferred Apartment Communities, Inc	713
2,029	*	Premier Investment Co	2,506
475,829	e	Primary Health Properties plc	697
2,389,826		Prince Housing & Development Corp	887
709,800		ProLogis Property Mexico S.A. de C.V.	1,127
1,583,486		Prologis, Inc	69,958
2,483,000		Prosperity REIT	925
87,242		PS Business Parks, Inc	8,769
40,406		PSP Swiss Property AG.	3,885
5,822,700		PT Agung Podomoro Land Tbk	131
9,616,500		PT Alam Sutera Realty Tbk	270
4,701,900		PT Bekasi Fajar Industrial Estate Tbk	96
6,065,627		PT Bumi Serpong Damai	839
30,351,231		PT Ciputra Development Tbk	2,985
13,232,143		PT Ciputra Property Tbk	403
2,836,364		PT Ciputra Surya Tbk	426
5,637,500		PT Intiland Development Tbk	223
101,850,830		PT Kawasan Industri Jababeka Tbk	1,995
407,700	*	PT Lippo Cikarang Tbk	217
48,962,997		PT Lippo Karawaci Tbk	3,856
22,264,900		PT Modernland Realty Tbk	675
40,722,800		PT Pakuwon Jati Tbk	1,485
9,531,600		PT Summarecon Agung Tbk	1,139
467,156		Public Storage, Inc	128,856
4,346,170	*	Puravankara Projects Ltd	3,109
275,296		Pure Industrial Real Estate Trust	1,009
1,249,333	*,e	Purplebricks Group plc	2,337
71,208		QTS Realty Trust, Inc	3,374
16,573,469		Quality House PCL	1,109
625,433		Radium Life Tech Co Ltd	205
295,107	e	RAIT Investment Trust	927
995,495		RAK Properties PJSC	155
397,415		Ramco-Gershenson Properties	7,165
209,787		Rayonier, Inc	5,178
53,900		Raysum Co Ltd	496
28,957		Re/Max Holdings, Inc	993
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,142,499	*	Realogy Holdings Corp	$41,256
205,141	e	Realty Income Corp	12,823
916,525	e	Rebosis Property Fund Ltd	670
918,000	e,g	Redco Properties Group Ltd	663
2,270,415		Redefine International plc	1,537
11,844,438		Redefine Properties Ltd	9,579
241,415	e	Redwood Trust, Inc	3,158
26,061,000	e	Regal Real Estate Investment Trust	6,658
416,346		Regency Centers Corp	31,163
297,989		Reit Ltd	844
18,800		Relo Holdings, Inc	2,513
14,209,250	*,e	Renhe Commercial Holdings Co Ltd	568
652,376		Resilient REIT Ltd	5,987
81,094	e	Resource Capital Corp	912
491,005		Retail Opportunities Investment Corp	9,879
322,838		Retail Properties of America, Inc	5,117
282,304		Rexford Industrial Realty, Inc	5,127
252,492		RioCan Real Estate Investment Trust	5,171
431,957		RLJ Lodging Trust	9,883
47,447	*,e	RMR Group, Inc	1,187
466,000		Road King Infrastructure	377
564,500		Robinsons Land Corp	342
668,484		Rojana Industrial Park PCL	103
90,431		Rouse Properties, Inc	1,662
1,894,251		Ruentex Development Co Ltd	2,397
104,730	e	Ryman Hospitality Properties	5,391
4,142,189		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,355
1,066,240	e	Sabana Shari’ah Compliant Industrial REIT	498
341,027		Sabra Healthcare REIT, Inc	6,851
710,250		Safestore Holdings plc	3,424
900	*	Samty Residential Investment Corp	785
4,964,277		Sansiri PCL	215
27,165		Saul Centers, Inc	1,440
290,887		Savills plc	3,165
1,344,900		SC Asset Corp PCL	126
10,180,537		Scentre Group	34,655
468,279		Schroder Real Estate Investment Trust Ltd	409
1,085,227		Segro plc	6,383
1,173	*,e	Sekisui House Reit, Inc	1,350
884		Sekisui House SI Residential Investment Corp	908
147,797		Select Income REIT	3,407
28,501		Selvaag Bolig ASA	87
206,787		Senior Housing Properties Trust	3,699
673,132		Shaftesbury plc	8,781
735,800	m	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	2,464
19,995,430	*	Shanghai Real Estate Ltd	606
103,400	*	Shenzhen International Enterprise Co Ltd	153
14,715,668		Shenzhen Investment Ltd	5,849
233,100	*	Shenzhen SEG Co Ltd	175
5,331,825		Shimao Property Holdings Ltd	7,907
352,913	*	Shining Building Business Co Ltd	135
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,932		Shoei Co Ltd	$1,439
623,156		Shopping Centres Australasia Property Group	1,093
20,725,167		Shui On Land Ltd	5,596
550	*	SIA Reit, Inc	2,171
2,251,716		Siam Future Development PCL	380
295,977	e	Silver Bay Realty Trust Corp	4,395
1,230,095		Simon Property Group, Inc	255,478
8,249,422	e	Sino Land Co	13,104
1,834,000	*	Sinolink Worldwide Holdings Ltd	206
19,299,017		Sino-Ocean Land Holdings Ltd	9,146
209,614		Sinyi Realty Co	179
171,071	*	Six of October Development & Investment	232
2,799		SK D&D Co Ltd	140
429,191		SL Green Realty Corp	41,580
13,965,516		SM Prime Holdings	6,661
63,884		Smart Real Estate Investment Trust	1,669
1,361,074	*	Sobha Developers Ltd	5,630
2,930,850	e	Soho China Ltd	1,402
566,600		Soilbuild Business Space REIT	307
65,600		Sonae Sierra Brasil S.A.	290
168,649		Sovran Self Storage, Inc	19,892
101,980		Sparkassen Immobilien AG.	944
1,467,400		SPH REIT	1,050
732,309		Spirit Realty Capital, Inc	8,238
559,446		Sponda Oyj	2,354
111,889	*,m	Sponda Oyj (Interim)	471
1,086,000	e	Spring Real Estate Investment Trust	457
455,927		ST Modwen Properties plc	1,981
131,370	*,e	St. Joe Co	2,253
224,048	*	STAG Industrial, Inc	4,562
2,200	*	Starts Proceed Investment Corp	3,444
584,469		Starwood Property Trust, Inc	11,064
3,514,879		Stockland Trust Group	11,499
192,599		STORE Capital Corp	4,984
14,940		Sumitomo Real Estate Sales Co Ltd	287
437,286		Sumitomo Realty & Development Co Ltd	12,782
409,028		Summit Hotel Properties, Inc	4,896
146,290	e	Sun Communities, Inc	10,476
21,100	e	Sun Frontier Fudousan Co Ltd	213
3,843,620		Sun Hung Kai Properties Ltd	47,033
2,265,000	e	Sunac China Holdings Ltd	1,526
2,330,000		Sunlight Real Estate Investment Trust	1,199
980,450		Sunstone Hotel Investors, Inc	13,726
1,911,198		Suntec Real Estate Investment Trust	2,375
1,828,634	*	Sunteck Realty Ltd	6,272
601,058		Sunway BHD	484
1,061,900		Sunway Real Estate Investment	435
492,400		Supalai PCL	262
841,193		Swire Pacific Ltd (Class A)	9,073
4,894,301		Swire Properties Ltd	13,248
63,351	*	Swiss Prime Site AG.	5,582
86,619	e	TAG Tegernsee Immobilien und Beteiligungs AG.	1,170
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

583,534		Taiwan Land Development Corp	$212
82,000		Takara Leben Co Ltd	485
927,571		Talaat Moustafa Group	664
154,877		Tanger Factory Outlet Centers, Inc	5,636
225,766		Taubman Centers, Inc	16,081
74,549	e	Technopolis plc	318
33,023	*,e	Tejon Ranch Co	679
132,741		Terreno Realty Corp	3,113
298,000		Tian Shan Development Holding Ltd	123
638,080		Ticon Industrial Connection PCL (Foreign)	217
157,352		TLG Immobilien AG.	3,430
41,600		TOC Co Ltd	352
831,700		Tokyo Tatemono Co Ltd	10,345
111,315		Tokyu Fudosan Holdings Corp	756
908	*,e	Tokyu REIT, Inc	1,244
645		Top REIT Inc	2,546
1,041,000		Top Spring International Holdings Ltd	470
478,611		Torunlar Gayrimenkul Yatirim Ortakligi AS	751
1,508,400		Tosei Corp	10,917
2,400	*	Tosei Reit Investment Corp	2,683
2,034,821		Tritax Big Box REIT plc	3,931
493,887		Tuan Sing Holdings Ltd	122
801,745		Two Harbors Investment Corp	6,366
270,716,596	*	U City PCL	231
272,766		UDR, Inc	10,510
1,245,800		UEM Land Holdings BHD	364
70,939	e	UMH Properties, Inc	704
109,109		Unibail-Rodamco	29,924
853,715		Union Properties PJSC	198
673,797		Unite Group plc	6,148
75,185,759	*	Unitech Ltd	5,620
234,971		United Development Co PSC	1,272
76,104	e,m	United Development Funding IV	244
3,267		United Urban Investment Corp	5,277
699,400		Univentures PCL	136
29,507		Universal Health Realty Income Trust	1,660
895,348		UOA Development BHD	487
190,840	e	UOL Group Ltd	850
216,195		Urban Edge Properties	5,586
72,588		Urstadt Biddle Properties, Inc (Class A)	1,521
15,882		Vastned Retail NV	710
831,743	e	Ventas, Inc	52,367
772,669		VEREIT, Inc	6,854
3,726,861		Vicinity Centres	9,109
3,628,100		Vista Land & Lifescapes, Inc	367
232,999		Vornado Realty Trust	22,002
1,552,001		Vukile Property Fund Ltd	1,785
157,243		Wallenstam AB	1,357
39,340		Warehouses De Pauw SCA	3,736
164,095		Washington REIT	4,793
72,711		Weingarten Realty Investors	2,728
510,030		Welltower, Inc	35,365
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,223		Wereldhave NV	$2,134
104,879	e	Western Asset Mortgage Capital Corp	1,054
2,261,323		Westfield Corp	17,314
1,750,516		Weyerhaeuser Co	54,231
5,416,235	*	WHA Corp PCL	480
8,099,827	e	Wharf Holdings Ltd	44,367
2,083,064		Wheelock & Co Ltd	9,308
140,186		Whitestone REIT	1,762
219,537		Wihlborgs Fastigheter AB	4,656
345,632	e	Wing Tai Holdings Ltd	451
298,801		Workspace Group plc	3,356
100,284		WP Carey, Inc	6,242
1,584,625		WP GLIMCHER, Inc	15,038
322,914		Xenia Hotels & Resorts, Inc	5,044
1,699,000	e	Yanlord Land Group Ltd	1,539
788,200	*	Ying Li International Real Estate Ltd	83
12,080	*	YNH Property BHD	6
904,066	*,e	Yoma Strategic Holdings Ltd	346
495,700		YTL Hospitality REIT	135
3,389,000	e	Yuexiu Real Estate Investment Trust	1,883
34,052,793	e	Yuexiul Property Co Ltd	4,919
4,907,120		Yuzhou Properties Co	1,292
3,671,800		Zhong An Real Estate Ltd	346
		TOTAL REAL ESTATE	4,486,602

RETAILING - 4.3%
121,722	*	1-800-FLOWERS.COM, Inc (Class A)	959
169,958		Aaron’s, Inc	4,266
18,239		ABC-Mart, Inc	1,167
348,950	e	Abercrombie & Fitch Co (Class A)	11,006
68,400		Adastria Holdings Co Ltd	2,075
120,466		Advance Auto Parts, Inc	19,316
14,100	e	Alpen Co Ltd	232
1,296,342	*	Amazon.com, Inc	769,560
442,285	e	American Eagle Outfitters, Inc	7,373
21,196	*,e	America’s Car-Mart, Inc	530
152,667	*,e	AO World plc	392
42,900		AOKI Holdings, Inc	518
38,041		Aoyama Trading Co Ltd	1,460
29,063	*	Applegreen plc	154
105,200		Arc Land Sakamoto Co Ltd	1,113
97,483	*	Asbury Automotive Group, Inc	5,833
1,812,316	*,e	Ascena Retail Group, Inc	20,044
19,400	e	ASKUL Corp	789
203,448	*	ASOS plc	9,483
51,488	e	Autobacs Seven Co Ltd	869
22,174	e	AutoCanada, Inc	311
265,012		Automotive Holdings Group Ltd	831
49,461	*,e	Autonation, Inc	2,309
111,275	*	AutoZone, Inc	88,652
4,317,697		B&M European Value Retail S.A.	16,458
130,600	*	B2W Companhia Global Do Varejo	519
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,610,500	e	Baoxin Auto Group Ltd	$2,285
106,314	*,e	Barnes & Noble Education, Inc	1,042
302,014		Barnes & Noble, Inc	3,733
15,180,210		Beauty Community PCL (ADR)	2,328
1,667,400		Beauty Community PCL (Foreign)	256
349,443	*	Bed Bath & Beyond, Inc	17,346
86,400		Belluna Co Ltd	438
1,447,360		Berjaya Auto BHD	805
2,742,911		Best Buy Co, Inc	88,980
69,500		BIC CAMERA, Inc	630
42,286		Big 5 Sporting Goods Corp	470
350,640		Big Lots, Inc	15,880
155,991		Bilia AB	3,492
57,663		Blue Nile, Inc	1,483
586,123	*,e	boohoo.com plc	377
32,138	*,e	Boot Barn Holdings, Inc	302
537,000	*,e,m	Boshiwa International Holding	1
70,015	e	Buckle, Inc	2,371
32,936	*	Build-A-Bear Workshop, Inc	428
224,959	*	Burlington Stores, Inc	12,652
192,722		Burson Group Ltd	680
195,577		Byggmax Group AB	1,793
126,219	*,e	Cabela’s, Inc	6,146
178,917		Caleres, Inc	5,062
102,515		Canadian Tire Corp Ltd	10,671
183,100		Canon Marketing Japan, Inc	3,197
614,251		Card Factory plc	2,885
1,211,749	*,e	Carmax, Inc	61,920
18,128		Cashbuild Ltd	398
64,133		Cato Corp (Class A)	2,472
577,732		Chico’s FAS, Inc	7,667
84,351		Children’s Place Retail Stores, Inc	7,041
224,000	*	China Animation Characters Co Ltd	81
2,104,000	*	China Beidahuang Industry Group Holdings Ltd	126
1,367,500		China Harmony New Energy Auto Holding Ltd	728
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	1,298
8,583,500	e	China ZhengTong Auto Services Holdings Ltd	3,284
21,900		Chiyoda Co Ltd	630
13,300		Chori Co Ltd	172
613,000	e	Chow Sang Sang Holding	924
138,100		Cia Hering	565
120,549		Citi Trends, Inc	2,149
37,013		CJ O Shopping Co Ltd	6,409
107,787		Clas Ohlson AB (B Shares)	2,057
395,000	*,e,g	Cogobuy Group	539
56,111	*,e	Conn’s, Inc	699
4,041,054	*,a,e	Container Store Group, Inc	23,721
82,421		Core-Mark Holding Co, Inc	6,722
338,871		CST Brands, Inc	12,975
541,134	*,e	Ctrip.com International Ltd (ADR)	23,951
800,000	e	Dah Chong Hong Holdings Ltd	326
1,220,000		Daohe Global Group Ltd	140
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

524,500	e	DCM Japan Holdings Co Ltd	$3,791
985,722		Debenhams plc	1,064
32,377		Delek Automotive Systems Ltd	313
5,316	e	Delticom AG.	97
96,556	*	Destination XL Group, Inc	499
190,029	b,e,m	Dick Smith Holdings Ltd	1
1,131,051		Dick’s Sporting Goods, Inc	52,877
492,286		Dickson Concepts International Ltd	143
23,894		Dieteren S.A.	1,005
70,146	e	Dillard’s, Inc (Class A)	5,956
55,422		Dogus Otomotiv Servis ve Ticaret AS	248
1,050,699		Dollar General Corp	89,940
732,741	*	Dollar Tree, Inc	60,422
306,440		Dollarama, Inc	21,563
106,200		Don Quijote Co Ltd	3,688
19,500		Doshisha Co Ltd	359
111,016	e	DSW, Inc (Class A)	3,068
32,531	*	Dufry Group	3,995
17,407	*,e	Duluth Holdings, Inc	339
153,613		Dunelm Group plc	2,015
36,385	g	Dustin Group AB	264
26,300	*,e	E-Commerce China Dangdang, Inc (ADR)	188
236,783	e	EDION Corp	1,794
228,476	e	El Puerto de Liverpool SAB de C.V.	2,701
5,540,000		Emperor Watch & Jewellery Ltd	136
2,600,000	*	Empresas La Polar S.A.	130
1,497,400		Esprit Holdings Ltd	1,400
51,009	*,e	Etsy, Inc	444
79,758	*,g	Europris ASA	375
810,267		Expedia, Inc	87,363
1,820,593	*	Express Parent LLC	38,979
888,867		Far Eastern Department Stores Co Ltd	467
38,075		Fast Retailing Co Ltd	12,166
31,411	*,e	Fenix Parts, Inc	144
216,287		Finish Line, Inc (Class A)	4,564
132,288	*,e	Five Below, Inc	5,469
31,491	*	Folli Follie S.A.	618
531,318	e	Foot Locker, Inc	34,270
226,124		Foschini Ltd	2,163
108,262	*	Francesca’s Holdings Corp	2,074
91,502	e	Fred’s, Inc (Class A)	1,364
43,018	*	FTD Cos, Inc	1,129
15,300		Fuji Co Ltd	315
174,500	e	GAME Digital plc	313
1,622,463	e	GameStop Corp (Class A)	51,481
543,415	e	Gap, Inc	15,976
59,519	*	Genesco, Inc	4,300
214,699		Genuine Parts Co	21,332
162,100	e	Geo Corp	2,694
2,382,000		Giordano International Ltd	1,091
330,302	e	GNC Holdings, Inc	10,487
478,799	e	Golden Eagle Retail Group Ltd	562
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

576,000		Goldlion Holdings Ltd	$220
213,368		GOLFZONYUWONHOLDINGS Co Ltd	1,625
14,414,577	e	GOME Electrical Appliances Holdings Ltd	2,082
99,134		Group 1 Automotive, Inc	5,818
22,066	*	Groupe Fnac	1,386
3,986,594	*,e	Groupon, Inc	15,907
842,527	*,e	Grupo Famsa SAB de C.V.	730
10,950		GS Home Shopping, Inc	1,777
151,264	e	Guess?, Inc	2,839
48,500	e	Gulliver International Co Ltd	604
649		GwangjuShinsegae Co Ltd	151
167,053		Halfords Group plc	947
58,150,000	e	Hang Fat Ginseng Holdings Co Ltd	368
292,925	e	Hankyu Department Stores, Inc	5,053
1,824		Hanwha Galleria Timeworld Co Ltd	107
13,100	e	Happinet Corp	119
2,131,977		Harvey Norman Holdings Ltd	7,670
49,219		Haverty Furniture Cos, Inc	1,041
11,890,762	e	Hengdeli Holdings Ltd	981
790,525		Hennes & Mauritz AB (B Shares)	26,312
56,296	*,e	Hibbett Sports, Inc	2,021
16,300		Hikari Tsushin, Inc	1,240
5,396,660		Home Depot, Inc	720,076
3,728,246		Home Product Center PCL (Foreign)	874
964,446		Home Retail Group	2,295
7,445		Hornbach Baumarkt AG.	240
278,196		Hotai Motor Co Ltd	3,059
36,466		Hotel Shilla Co Ltd	2,123
77,877		HSN, Inc	4,074
129,104	e	Hudson’s Bay Co	1,908
15,415		Hyundai Department Store Co Ltd	1,854
5,325		Hyundai Home Shopping Network Corp	607
287,604	e	Imperial Holdings Ltd	2,930
957,597		Inchcape plc	9,932
1,248,043		Inditex S.A.	41,834
35,725		Interpark Corp	294
9,537		Interpark INT Corp	168
23,562,865	*	Intime Retail Group Co Ltd	19,193
83,028		Isetan Mitsukoshi Holdings Ltd	969
756,000		IT Ltd	183
30,000		Izumi Co Ltd	1,295
740,719		J Front Retailing Co Ltd	9,829
176,909		Jardine Cycle & Carriage Ltd	5,253
441,774	e	JB Hi-Fi Ltd	7,977
5,621,206	*,e	JC Penney Co, Inc	62,171
621,343	*,e	JD.com, Inc (ADR)	16,466
10,700	e	Jin Co Ltd	418
49,071		John Menzies plc	335
100,000		Joshin Denki Co Ltd	769
24,800	e	Joyful Honda Co Ltd	556
111,419		JUMBO S.A.	1,505
40,300	*,e	Jumei International Holding Ltd (ADR)	262
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,861		KappAhl Holding AB	$544
75,187	e	Keiyo Co Ltd	340
2,561,373		Kingfisher plc	13,815
44,063		Kirkland’s, Inc	772
382,172		Kohl’s Corp	17,813
130,900	e	Kohnan Shoji Co Ltd	1,946
18,699		Kolao Holdings	155
31,200		Komeri Co Ltd	638
511,000	e	Koradior Holdings Ltd	807
93,463	e	K’s Holdings Corp	3,096
372,019		L Brands, Inc	32,667
38,726	*,e	Lands’ End, Inc	988
227,000	*,e	Laox Co Ltd	272
58,527		LEADCORP, Inc	470
274,903	e	Lewis Group Ltd	875
5,717,119	e	Li & Fung Ltd	3,387
1,551,363	*	Liberty Interactive Corp	39,172
314,878	*	Liberty TripAdvisor Holdings, Inc	6,978
336,693	*	Liberty Ventures	13,171
55,980		Lithia Motors, Inc (Class A)	4,889
745,243	*	LKQ Corp	23,796
72,284		Lojas Americanas S.A.	231
629,284		Lojas Americanas S.A.(Preference)	2,909
697,820		Lojas Renner S.A.	4,035
691,808		Lookers plc	1,573
24,589		LOTTE Himart Co Ltd	1,100
10,704		Lotte Shopping Co Ltd	2,351
4,011,589		Lowe’s Companies, Inc	303,878
502,000	e	Luk Fook Holdings International Ltd	1,140
66,934	*,e	Lumber Liquidators, Inc	878
888,412		Macy’s, Inc	39,170
1,226,000	e	Maoye International Holdings Ltd	122
62,148	*	MarineMax, Inc	1,210
59,290		Marisa Lojas S.A.	114
3,119,120	e	Marks & Spencer Group plc	18,176
490,623	e	Marui Co Ltd	7,030
31,850		Matas A.S.	644
27,800		Matsuya Co Ltd	255
48,479	*,e	Mattress Firm Holding Corp	2,055
360,900		MBM Resources BHD	204
21,826	e	Mekonomen AB	540
1,724,099		MFI Furniture plc	11,834
575,944	*	Michaels Cos, Inc	16,109
504,880	*	Mobile World Investment Corp	1,710
46,712		Mobilezone Holding AG.	704
34,000		momo.com, Inc	226
77,193		Monro Muffler, Inc	5,517
195,432	*	Mothercare plc	511
276,280		Mr Price Group Ltd	3,317
374,058	*	Murphy USA, Inc	22,986
1,463,360	e	Myer Holdings Ltd	1,318
135,555		N Brown Group plc	636
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

376,000		National Petroleum Co Ltd	$424
1,224,701	*	NetFlix, Inc	125,201
851,387		New Carphone Warehouse plc	5,203
537,000		New World Department Store China Ltd	71
290,524		Next plc	22,499
39,300		Nishimatsuya Chain Co Ltd	394
17,212		Nitori Co Ltd	1,575
95,300	e	Nojima Corp	1,038
179,720	e	Nordstrom, Inc	10,282
1,489	*	NS Shopping Co Ltd	245
206,059		Nutri/System, Inc	4,300
430,684	*,e	Ocado Ltd	1,791
4,421,844	*	Office Depot, Inc	31,395
24,567	*,e	Ollie’s Bargain Outlet Holdings, Inc	576
571,100	*,g	On the Beach Group plc	2,132
354,046	*	O’Reilly Automotive, Inc	96,888
238,200	e	OSIM International Ltd	242
43,681	e	Outerwall, Inc	1,616
29,886	*,e	Overstock.com, Inc	430
2,707,499		Pacific Brands Ltd	2,138
1,350,100		Padini Holdings BHD	716
10,600		Pal Co Ltd	265
136,300		Paltac Corp	2,412
544,934		Pantaloon Retail India Ltd	1,057
17,700		Parco Co Ltd	150
325,216	*	Parkson Holdings BHD	86
985,500	e	Parkson Retail Group Ltd	106
59,438	*,e	Party City Holdco, Inc	894
98,382		PC Jeweller Ltd	539
83,505		Penske Auto Group, Inc	3,165
47,691	e	PetMed Express, Inc	854
335,314		Pets at Home Group plc	1,296
361,630	e	Pier 1 Imports, Inc	2,535
6,569,500	*,e	Pou Sheng International Holdings Ltd	1,423
173,315		Poundland Group plc	388
47,810		Poya Co Ltd	508
97,524		PPR	17,412
75,000		Premier Investments Ltd	972
150,809	*	Priceline.com, Inc	194,387
11,053,600		PT ACE Hardware Indonesia Tbk	746
7,515,636		PT Matahari Department Store Tbk	10,400
718,700		PT Mitra Adiperkasa Tbk	260
20,569,600		PT Multipolar Corp Tbk	599
9,160,400		PT Ramayana Lestari Sentosa Tbk	490
2,958,200		PT Tiphone Mobile Indonesia Tbk	168
1,979,500		PTG Energy PCL	782
31,300	*,e	Qunar Cayman Islands Ltd (ADR)	1,243
1,290,723		Rakuten, Inc	12,459
224,551	e	RCG Corp Ltd	272
225,605		Rent-A-Center, Inc	3,576
79,984	*,e	Restoration Hardware Holdings, Inc	3,351
1,741,164		Ripley Corp S.A.	791
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,035	e	RONA, Inc	$3,135
903,237		Ross Stores, Inc	52,297
43,900		Ryohin Keikaku Co Ltd	9,275
911,184	e	SA SA International Holdings Ltd	283
529,221		SACI Falabella	3,695
631,594	*	Sally Beauty Holdings, Inc	20,451
49,158	e	Sanrio Co Ltd	961
32,425	*	Sears Canada, Inc	91
22,250	*,e	Sears Holdings Corp	341
184,014	*	Select Comfort Corp	3,568
290,000		Senao International Co Ltd	389
18,600	e	Senshukai Co Ltd	119
11,791	*	Seobu Truck Terminal Co Ltd	229
35,100	e	Seria Co Ltd	2,120
164,200	e	Shimachu Co Ltd	3,917
20,503		Shimamura Co Ltd	2,559
27,076		Shinsegae Co Ltd	4,810
2,331		Shinsegae International Co Ltd	178
40,869		Shoe Carnival, Inc	1,102
20,931		Shopper’s Stop Ltd	115
85,597	*	Shutterfly, Inc	3,969
1,111,169		Siam Global House PCL	322
1,445,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,253
621,319		Signet Jewelers Ltd	77,062
1,630,000		Sincere Watch Hong Kong Ltd	105
15,135	g	Sleep Country Canada Holdings, Inc	227
159,247		Sonic Automotive, Inc (Class A)	2,943
460,904	*	Sports Direct International plc	2,500
40,311	*,e	Sportsman’s Warehouse Holdings, Inc	508
2,700,000	e	Springland International Holdings Ltd	536
1,045,800	*	SSI Group, Inc	81
75,490	e	Stage Stores, Inc	608
960,703		Staples, Inc	10,597
81,900	e	Start Today Co Ltd	3,300
106,609		Stein Mart, Inc	781
27,406	*,e	Stockmann Oyj Abp (B Share)	211
116,708	e	Super Cheap Auto Group Ltd	765
291,192	*	Super Group Ltd	861
35,487		SuperGroup plc	723
40,000	e	Syuppin Co Ltd	462
147,669	e	Tailored Brands, Inc	2,643
148,819		Takashimaya Co Ltd	1,244
64,940		Takkt AG.	1,247
1,605,358		Target Corp	132,089
23,400	e	Telepark Corp	271
7,745,865		Test-Rite International Co	4,767
259,845		Tiffany & Co	19,067
65,265	*,e	Tile Shop Holdings, Inc	973
129,441	*	Tilly’s, Inc	866
1,550,194		TJX Companies, Inc	121,458
14,300	e	Tokyo Derica Co Ltd	198
274,617		Topps Tiles plc	580
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

243,127		Tractor Supply Co	$21,993
626,193		Trade Me Ltd	1,907
8,615		Trent Ltd	207
223,407	*	TripAdvisor, Inc	14,857
476,883		Truworths International Ltd	3,168
106,352	*	Tuesday Morning Corp	870
231,638		Ulta Salon Cosmetics & Fragrance, Inc	44,878
19,399		United Arrows Ltd	802
351,482	*	Urban Outfitters, Inc	11,631
82,803		USS Co Ltd	1,321
9,132		Valora Holding AG.	2,280
470,800		Via Varejo S.A.	729
311,700	*	Vipshop Holdings Ltd (ADR)	4,015
65,619	*,e	Vitamin Shoppe, Inc	2,032
55,781	*	VOXX International Corp (Class A)	249
62,200	e	VT Holdings Co Ltd	373
123,385		Warehouse Group Ltd	247
129,335	*,e	Wayfair, Inc	5,590
81,228	*	West Marine, Inc	738
317,537		WH Smith plc	8,272
124,148		Williams-Sonoma, Inc	6,796
7,550	e	Winmark Corp	740
1,128,266		Woolworths Holdings Ltd	6,844
20,800		Xebio Co Ltd	332
445,141	g	XXL ASA	5,429
2,036,485	e	Yamada Denki Co Ltd	9,626
45,200		Yellow Hat Ltd	908
80,310	*,e	Yoox S.p.A	2,461
72,494	*,e,g	Zalando SE	2,377
617,523		Zhongsheng Group Holdings Ltd	299
4,296	*	zooplus AG.	588
48,081	*,e	Zumiez, Inc	958
		TOTAL RETAILING	4,733,714

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
193,615		A-DATA Technology Co Ltd	193
186,225	*	Advanced Energy Industries, Inc	6,479
1,532,714	*,e	Advanced Micro Devices, Inc	4,368
44,010,968		Advanced Semiconductor Engineering, Inc	50,979
1,104,364	e	Advanced Semiconductor Engineering, Inc (ADR)	6,461
131,000		Advanced Wireless Semiconductor Co	282
165,500	e	Advantest Corp	1,529
97,233	*,e	Aixtron AG.	469
92,396	*	Alpha & Omega Semiconductor Ltd	1,095
74,562	*,e	Ambarella, Inc	3,333
274,932	*	Amkor Technology, Inc	1,619
59,876		ams AG.	2,052
1,538,916		Analog Devices, Inc	91,088
4,000		AOI Electronics Co Ltd	89
6,492,275		Applied Materials, Inc	137,506
199,420	*,e	Applied Micro Circuits Corp	1,288
356,176		Ardentec Corp	243
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,171,183		ARM Holdings plc	$46,176
225,194	e	ARM Holdings plc (ADR)	9,839
43,336		ASM International NV	1,938
475,623	e	ASM Pacific Technology	3,744
21,000		ASMedia Technology, Inc	109
614,352		ASML Holding NV	61,825
19,000		ASPEED Technology, Inc	202
691,710		Atmel Corp	5,617
52,459	*,m	Atto Co Ltd	512
259,880	*	Axcelis Technologies, Inc	728
173,611		BE Semiconductor Industries NV	4,744
1,783,901		Broadcom Ltd	275,613
222,830		Brooks Automation, Inc	2,317
73,687		Cabot Microelectronics Corp	3,015
45,791	*	Cascade Microtech, Inc	944
140,030	*	Cavium, Inc	8,564
49,540	*	Ceva, Inc	1,115
870,000	e	China Electronics Corp Holdings Co Ltd	273
11,538	*,e,m	China Energy Savings Technology, Inc	0
2,926,000	*	China Soft Power Technology Holdings Ltd	106
540,000		Chipbond Technology Corp	872
116,651		ChipMOS TECHNOLOGIES Bermuda Ltd	2,027
921,000		ChipMOS Technologies, Inc	963
275,051	*	Cirrus Logic, Inc	10,015
67,900		Cohu, Inc	807
376,516	*,e	Cree, Inc	10,957
2,025,062	e	Cypress Semiconductor Corp	17,537
20,711		D.I Corp	87
387,616		Dainippon Screen Manufacturing Co Ltd	3,061
63,529	*	Dialog Semiconductor plc	2,507
91,155	*	Diodes, Inc	1,832
29,972		Disco Corp	2,536
22,976	*	Dongbu HiTek Co Ltd	363
73,837	*	DSP Group, Inc	673
370,000		Elan Microelectronics Corp	442
74,400		Elite Advanced Laser Corp	416
235,000		Elite Semiconductor Memory Technology, Inc	206
63,571		eMemory Technology, Inc	735
340,894	*	Entegris, Inc	4,643
7,921		Eo Technics Co Ltd	828
918,000		Epistar Corp	663
280,167	*	E-Ton Solar Tech Co Ltd	98
14,967		Eugene Technology Co Ltd	184
366,000		Everlight Electronics Co Ltd	609
97,386	*	Exar Corp	560
370,252	*	Fairchild Semiconductor International, Inc	7,405
200,060		Faraday Technology Corp	260
293,215	*	First Solar, Inc	20,076
1,950,000		Forhouse Corp	712
249,721	*	Formfactor, Inc	1,815
153,000		Formosa Advanced Technologies Co Ltd	110
14,220,415	e	GCL Poly Energy Holdings Ltd	2,350
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,605	*	GemVax & Kael Co Ltd	$347
24,686		Giga Solar Materials Corp	427
287,986	*	Gigastorage Corp	245
406,273	*	Gintech Energy Corp	323
81,000		Global Unichip Corp	212
179,300		Globetronics Technology BHD	249
945,000		Greatek Electronics, Inc	1,080
241,561	*	Green Energy Technology, Inc	141
12,960	*	G-SMATT GLOBAL Co Ltd	323
1,309,600		Hana Microelectronics PCL (Foreign)	1,330
55,793		Hanmi Semiconductor Co Ltd	717
15,329	*	Hansol LCD, Inc	270
46,036		Hermes Microvision, Inc	1,314
157,000		Holtek Semiconductor, Inc	256
182,000	*,g	Hua Hong Semiconductor Ltd	182
694,668		Hynix Semiconductor, Inc	17,101
225,827	*,e	Imagination Technologies Group plc	614
1,637,485		Infineon Technologies AG.	23,217
2,210,644	*	Inotera Memories, Inc	2,001
166,547	*	Inphi Corp	5,553
488,341	*	Integrated Device Technology, Inc	9,982
13,154,927		Intel Corp	425,562
362,521		Intersil Corp (Class A)	4,847
7,581		ISC Co Ltd	170
100,041		IXYS Corp	1,122
22,400	*,e	JA Solar Holdings Co Ltd (ADR)	193
10,600	*,e	JinkoSolar Holding Co Ltd (ADR)	222
88,428		KC Tech Co Ltd	1,160
1,019,000		King Yuan Electronics Co Ltd	905
1,247,000		Kinsus Interconnect Technology Corp	2,769
371,156	e	Kla-Tencor Corp	27,024
10,500		Koh Young Technology, Inc	375
214,565	*,e	Kopin Corp	356
2,445	*	Kulicke & Soffa Industries, Inc	28
992,827		Lam Research Corp	82,007
35,000		Land Mark Optoelectronics Corp	568
13,995,000	*	Landing International Development	262
284,092	*,e	Lattice Semiconductor Corp	1,614
8,256		LEENO Industrial Inc	280
344,726		Lextar Electronics Corp	176
607,496		Linear Technology Corp	27,070
150,048		Lite-On Semiconductor Corp	101
36,997		Lumens Co Ltd	131
55,542	*,e	MA-COM Technology Solutions	2,432
3,343,000	*	Macronix International	436
222,200		Malaysian Pacific Industries BHD	424
2,881	*,e	Manz Automation AG.	110
2,110,226		Marvell Technology Group Ltd	21,756
173,841	*	Mattson Technology, Inc	634
1,355,245		Maxim Integrated Products, Inc	49,846
176,428	*	MaxLinear, Inc	3,264
1,540,135		MediaTek, Inc	11,814
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,900	e	Megachips Corp	$156
48,407		Melexis NV	2,628
440,759	*,e	Mellanox Technologies Ltd	23,946
74,452	*,e	Meyer Burger Technology AG.	267
486,904	e	Microchip Technology, Inc	23,469
3,225,081	*	Micron Technology, Inc	33,767
88,800	e	Micronics Japan Co Ltd	886
678,094		Microsemi Corp	25,978
46,800		Mimasu Semiconductor Industry Co Ltd	429
20,100		Mitsui High-Tec, Inc	124
230,880		MKS Instruments, Inc	8,693
95,722		Monolithic Power Systems, Inc	6,092
319,000	*	Motech Industries, Inc	362
185,470	*,e	NANOCO Group plc	112
59,403	*	Nanometrics, Inc	941
727,324		Neo Solar Power Corp	472
146,912	*	NeoPhotonics Corp Ltd	2,063
116,011	*,e	Nordic Semiconductor ASA	645
2,195,426		Novatek Microelectronics Corp Ltd	8,838
15,700	e	Nuflare Technology, Inc	696
11,829	e	NVE Corp	669
2,178,104		Nvidia Corp	77,606
607,884	*	NXP Semiconductors NV	49,281
2,728,985	*	ON Semiconductor Corp	26,171
25,000		On-Bright Electronics, Inc	141
555,000	*	Orient Semiconductor Electronics Ltd	225
214,127		Orise Technology Co Ltd	186
56,401		Parade Technologies Ltd	559
109,463	*	PDF Solutions, Inc	1,465
139,860		Phison Electronics Corp	1,139
202,422	*	Photronics, Inc	2,107
126,613		Pixart Imaging, Inc	308
94,782		Power Integrations, Inc	4,707
3,225,857		Powertech Technology, Inc	7,311
242,192	*	Qorvo, Inc	12,209
497,511		Radiant Opto-Electronics Corp	964
280,950	*,e	Rambus, Inc	3,863
477,209		Realtek Semiconductor Corp	1,312
1,770,274	*,e	REC Silicon ASA	298
56,486		Richtek Technology Corp	340
134,191		Rohm Co Ltd	5,644
77,943	*	Rudolph Technologies, Inc	1,065
201,588		Samsung Electronics Co Ltd	231,344
30,027		Samsung Electronics Co Ltd (Preference)	29,071
104,000	e	Sanken Electric Co Ltd	312
28,305,000	*	Semiconductor Manufacturing International	2,514
221,504	*	Semtech Corp	4,871
35,116		Seoul Semiconductor Co Ltd	459
246,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	187
59,000		Shindengen Electric Manufacturing Co Ltd	200
339,600		Shinko Electric Industries	1,909
248,000		ShunSin Technology Holding Ltd	800
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,225	*	Sigma Designs, Inc	$586
350,000		Sigurd Microelectronics Corp	258
42,934		Silergy Corp	586
103,838	*	Silicon Laboratories, Inc	4,669
49,831		Silicon Works Co Ltd	1,452
9,244,475		Siliconware Precision Industries Co	14,931
9,498	*	Siltronic AG.	172
10,903		SIMMTECH Co Ltd	74
486,000		Sino-American Silicon Products, Inc	542
578,000		Sitronix Technology Corp	1,673
537,315	n	Skyworks Solutions, Inc	41,857
11,059	*,e	SMA Solar Technology AG.	575
1,790,029		STMicroelectronics NV	9,964
163,600		Sumco Corp	1,027
460,000		Sunplus Technology Co Ltd	187
369,813	*,e	SunPower Corp	8,262
1,213,600		SVI PCL	183
51,267,367		Taiwan Semiconductor Manufacturing Co Ltd	255,713
954,288		Taiwan Surface Mounting Technology Co Ltd	848
868,571		Teradyne, Inc	18,752
250,489		Tessera Technologies, Inc	7,765
2,336,776		Texas Instruments, Inc	134,178
430,081		Tokyo Electron Ltd	28,011
147,200		Tokyo Seimitsu Co Ltd	2,888
532,854		Topco Scientific Co Ltd	992
8,835		Toptec Co Ltd	215
81,496	*	Tower Semiconductor Ltd	1,000
134,608		Transcend Information, Inc	416
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
87,000		TrueLight Corp	262
19,203		U-Blox AG.	3,688
35,400	e	UKC Holdings Corp	702
75,199	*	Ultra Clean Holdings	403
83,374	*	Ultratech, Inc	1,821
102,200		Ulvac, Inc	3,340
2,140,600		Unisem M BHD	1,219
29,079,772		United Microelectronics Corp	11,948
2,516,756		Vanguard International Semiconductor Corp	3,932
108,220	*,e	Veeco Instruments, Inc	2,108
212,425		Visual Photonics Epitaxy Co Ltd	366
442,501		Win Semiconductors Corp	876
2,486,000	*	Winbond Electronics Corp	729
131,032	*	Xcerra Corp	854
1,899,849		Xilinx, Inc	90,110
140,000		XinTec, Inc	125
4,600,000	e	Xinyi Solar Holdings Ltd	1,641
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,838,048

SOFTWARE & SERVICES - 9.8%
68,599	*,e	1-Page Ltd	64
54,900	*	21Vianet Group, Inc (ADR)	1,096
71,000	*,e	58.COM, Inc (ADR)	3,951
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,303	*	A10 Networks, Inc	$819
2,101,884		Accenture plc	242,557
281,318	*	ACI Worldwide, Inc	5,849
1,230,779		Activision Blizzard, Inc	41,650
5,391	*	Actoz Soft Co Ltd	120
171,733	*	Actua Corp	1,554
187,706	*	Acxiom Corp	4,024
15,000		Addcn Technology Co Ltd	121
2,876,513	*	Adobe Systems, Inc	269,817
1,904,000	*,e	AGTech Holdings Ltd	469
6,317		Ahnlab, Inc	321
444,861	*	Akamai Technologies, Inc	24,721
18,623	*,e	Alarm.com Holdings, Inc	441
1,142,527	*	Alibaba Group Holding Ltd (ADR)	90,294
263,383	*	Alliance Data Systems Corp	57,944
249,787		Alpha Systems, Inc	3,835
930,329	*	Alphabet, Inc (Class A)	709,748
1,146,306	*	Alphabet, Inc (Class C)	853,941
50,922		Alten	3,121
522,968		Altium Ltd	2,363
112,643		Altran Technologies S.A.	1,559
406,891		Amadeus IT Holding S.A.	17,400
49,426	*,e	Amber Road, Inc	267
1,046,562		Amdocs Ltd	63,233
65,707	*	American Software, Inc (Class A)	591
104,685	*,e	Angie’s List, Inc	845
110,663	*,e	Ansys, Inc	9,900
14,176	*,e	Apigee Corp	118
11,812	*,e	Appfolio, Inc	145
436,985	*	Aspen Technology, Inc	15,788
172,986		Asseco Poland S.A.	2,805
9,400	e	Ateam, Inc	155
11,150	*	Atlassian Corp plc	280
287,279		Atos Origin S.A.	23,332
1,995,002	g	Auto Trader Group plc	11,162
372,383	*	Autodesk, Inc	21,714
1,120,336		Automatic Data Processing, Inc	100,505
54,761		Aveva Group plc	1,238
134,029	*	AVG Technologies NV	2,781
13,596		Axway Software S.A.	306
259,918	*	Baidu, Inc (ADR)	49,613
153,480	*,e	Bankrate, Inc	1,407
85,686	*,e	Barracuda Networks, Inc	1,320
330,271	*,e	Bazaarvoice, Inc	1,040
38,246		Bechtle AG.	3,942
19,601	*,e	Benefitfocus, Inc	654
14,800	*	Bitauto Holdings Ltd (ADR)	367
37,210	*,e	Black Knight Financial Services, Inc	1,155
113,815		Blackbaud, Inc	7,158
130,178	*	Blackhawk Network Holdings, Inc	4,465
101,438	*	Blucora, Inc	523
475,081		Booz Allen Hamilton Holding Co	14,385
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,551	*	Bottomline Technologies, Inc	$3,096
34,929	*,e	Box, Inc	428
963,000	e	Boyaa Interactive International Ltd	389
159,300	*	Brightcove, Inc	994
18,600		Broadleaf Co Ltd	224
317,679		Broadridge Financial Solutions, Inc	18,842
71,462	*	BroadSoft, Inc	2,883
23,900		Brogent Technologies, Inc	207
1,593,762	e	CA, Inc	49,072
75,421	*	CACI International, Inc (Class A)	8,047
446,595	*	Cadence Design Systems, Inc	10,531
222,556	*	Callidus Software, Inc	3,712
25,198		Cancom SE	1,255
500,901		Cap Gemini S.A.	46,987
43,586		Capcom Co Ltd	1,062
58,903	*,e	Carbonite, Inc	469
109,955	*	Cardtronics, Inc	3,957
55,196	*,e	Care.com, Inc	339
271,788	e	carsales.com Ltd	2,447
26,943	e	Cass Information Systems, Inc	1,410
196,539	*	CD Projekt Red S.A.	1,353
270,225		CDK Global, Inc	12,579
12,821	e	Cegid Group	723
356,437	*	CGI Group, Inc	17,035
5,900	*	Changyou.com Ltd (ADR)	111
60,800		Chanjet Information Technology Co Ltd	92
52,723	*	ChannelAdvisor Corp	593
182,405	*,e	Check Point Software Technologies	15,955
12,200	*,e	Cheetah Mobile, Inc (ADR)	199
620,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	108
1,360,000	*,e	Chinasoft International Ltd	500
272,224	*	Ciber, Inc	574
1,553,214		Cielo S.A.	15,106
232,649	*,e	Cimpress NV	21,099
1,123,905	*	Citrix Systems, Inc	88,316
2,630	*,e	Code Rebel Corp	12
1,568,937	*	Cognizant Technology Solutions Corp (Class A)	98,372
97,600		COLOPL, Inc	2,088
8,334	*	Com2uSCorp	904
149,142	*	Commvault Systems, Inc	6,438
139,129	e	Computer Modelling Group Ltd	1,086
842,607		Computer Sciences Corp	28,977
11,200	e	Computer Task Group, Inc	57
473,094		Computershare Ltd	3,541
142,190	*,e	comScore, Inc	4,271
48,630		Constellation Software, Inc	19,912
235,669		Convergys Corp	6,545
105,700	e	COOKPAD, Inc	1,687
179,420	*,e	Cornerstone OnDemand, Inc	5,880
63,252	*	CoStar Group, Inc	11,902
15,900	e	CROOZ, Inc	364
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,784		CSG Systems International, Inc	$4,777
728,520		CSRA, Inc	19,597
74,633	*	Cvent, Inc	1,597
156,552	*,e	CyberArk Software Ltd	6,674
82,567		Cyberlink Corp	188
106,679		Cyient Ltd	687
24,938		Daou Technology, Inc	472
461,024		Dassault Systemes S.A.	36,528
54,305	*,e	Datalink Corp	496
439,300		Datasonic Group BHD	146
30,323		Daum Communications	2,630
81,475	*,e	Demandware, Inc	3,186
228,100	e	Dena Co Ltd	3,926
64,694	*	Descartes Systems Group, Inc	1,259
4,179	*	Devsisters Co Ltd	90
95,906		DH Corp	2,853
292,781	*	DHI Group, Inc	2,363
17,377	e	Digimarc Corp	527
30,800	e	Digital Garage, Inc	561
128,189	*,e	Digital Turbine, Inc	153
60,536	*	Diligent Board Member Services	294
51,700	e	Dip Corp	1,218
142,627		DST Systems, Inc	16,084
82,400		DTS Corp	1,575
17,143		DuzonBIzon Co Ltd	365
738,776		EarthLink Holdings Corp	4,189
2,596,705	*	eBay, Inc	61,957
65,308	e	Ebix, Inc	2,664
30,270		eClerx Services Ltd	594
134,825	e	Econocom Group	1,395
1,275,528	*	Electronic Arts, Inc	84,325
110,115	*,e	Ellie Mae, Inc	9,981
157,349		Ementor ASA	1,501
143,752	*,e	Endurance International Group Holdings, Inc	1,514
86,444	*,e	EnerNOC, Inc	647
55,019		Enghouse Systems Ltd	2,228
11,230		Engineering Ingegneria Informatica S.p.A.	837
95,267	*,e	Envestnet, Inc	2,591
96,812		EOH Holdings Ltd	966
244,313	*	EPAM Systems, Inc	18,243
81,412		EPIQ Systems, Inc	1,223
184,639	*	Euronet Worldwide, Inc	13,684
159,369	*,e	Everi Holdings, Inc	365
469,646		EVERTEC, Inc	6,566
82,312	*,e	Everyday Health, Inc	461
146,908	*	ExlService Holdings, Inc	7,610
33,700	e	F@N Communications, Inc	253
7,846,444	*	Facebook, Inc	895,279
87,325		Fair Isaac Corp	9,264
421,500	g	Feiyu Technology International Co Ltd	119
2,900	*,e	FFRI, Inc	129
568,474		Fidelity National Information Services, Inc	35,990
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

391,258	*,e	FireEye, Inc	$7,039
450,430	*	First American Corp	15,630
305,618	*	First Data Corp	3,955
717,861	*	Fiserv, Inc	73,638
50,341	*,e	Five9, Inc	448
301,313	*	FleetCor Technologies, Inc	44,820
95,841	*	FleetMatics Group plc	3,902
24,090		Forrester Research, Inc	810
1,234,479	*	Fortinet, Inc	37,812
212,549	e	F-Secure Oyj	636
60,100		FUJI SOFT, Inc	1,311
6,121,592		Fujitsu Ltd	22,636
68,000		Future Architect, Inc	529
13,489	*	GameHi Co Ltd	152
66,531	*,e	GameLoft	565
4,770	*	Gamevil, Inc	381
180,394		Gartner, Inc	16,118
463,347	*,e	Genpact Ltd	12,598
13,718		GFT Technologies AG.	347
184,016	*,e	Gigamon, Inc	5,708
496,580		Global Payments, Inc	32,427
46,226	*,e	Globant S.A.	1,427
1,778,514	*,b,e,m	Globo plc	361
283,219	*,e	Glu Mobile, Inc	799
144,400		GMO internet, Inc	1,928
46,600	e	GMO Payment Gateway, Inc	3,148
214,574	*,e	GoDaddy, Inc	6,937
135,291	*,e	Gogo, Inc	1,490
2,611		Golfzon co Ltd	165
61,200		Gourmet Navigator, Inc	1,452
81,250	*	Gravity Co Ltd (ADR)	255
94,800	*,e	Gree, Inc	520
502,610	*,e	GrubHub, Inc	12,631
58,442	*,e	GTT Communications, Inc	967
58,058	*,e	Guidance Software, Inc	250
281,700	*	Guidewire Software, Inc	15,347
357,114	e	GungHo Online Entertainment Inc	1,005
15,909		Haansoft, Inc	268
133,562		Hackett Group, Inc	2,019
380,000	*,e	HC International, Inc	218
853,470		HCL Technologies Ltd	10,490
89,023		Heartland Payment Systems, Inc	8,597
84,728		Hexaware Technologies Ltd	344
1,707,000	*,e	Hi Sun Technology China Ltd	286
3,680,000	*	HNA International Investment Holdings Ltd	178
60,473	*,e	Hortonworks, Inc	683
46,048	*,e	HubSpot, Inc	2,009
151,189		IAC/InterActiveCorp	7,118
6,600	*,e	iDreamsky Technology Ltd (ADR)	91
2,466,000	e	IGG, Inc	1,109
110,528	*,e	Imperva, Inc	5,582
97,143	e	Indra Sistemas S.A.	1,128
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,122		Industrial & Financial Systems	$190
533,800	e	Ines Corp	5,478
108,235		Info Edge India Ltd	1,253
245,713	*,e	Infoblox, Inc	4,202
843,600	e	Infomart Corp	7,575
44,100		Information Services International-Dentsu Ltd	885
3,170,151		Infosys Technologies Ltd	58,246
5,197	e	Init Innovation In Traffic Sys	90
36,132	*,e	Instructure, Inc	648
43,044	*,e	Interactive Intelligence, Inc	1,568
142,365	*	Internap Network Services Corp	389
2,134,470		International Business Machines Corp	323,265
25,000	e	Internet Initiative Japan, Inc	513
39,510	*,e	InterXion Holding NV	1,366
291,583	*	Intralinks Holdings, Inc	2,298
1,465,186		Intuit, Inc	152,394
146,343		iomart Group plc	567
234,431		Iress Market Technology Ltd	2,081
157,519		iSentia Group Ltd	419
41,800	*,e	Istyle, Inc	371
183,260		IT Holdings Corp	4,335
47,500	e	Itochu Techno-Science Corp	896
115,151	e	j2 Global, Inc	7,091
149,813		Jack Henry & Associates, Inc	12,670
6,277	*	JCEntertainment Corp	165
121,093	*,e	Jive Software, Inc	458
3,773	*	Joymax Co Ltd	27
207,561	*	Just Dial Ltd	2,401
1,063,192	*	Just Eat plc	5,756
27,900		Justsystems Corp	227
171,075		Kainos Group plc	483
27,520	e	Kakaku.com, Inc	510
10,635		KCP Co Ltd	173
13,674		Kginicis Co Ltd	150
10,204		KGMobilians Co Ltd	94
408,233	*	Kinaxis, Inc	13,563
1,796,000	e	Kingdee International Software Group Co Ltd	580
976,865	e	Kingsoft Corp Ltd	2,293
127,900	*,e	KLab, Inc	724
403,168	e	Konami Corp	11,915
11,100	*,e	KongZhong Corp (ADR)	80
11,919	*	Korea Information & Communications Co Ltd	117
9,452		Korea Information Certificate Authority, Inc	82
354,452		KPIT Cummins Infosystems Ltd	791
10,907	*	KT Hitel Co Ltd	83
195,514	e	Leidos Holdings, Inc	9,838
350,399	*,e	Limelight Networks, Inc	634
251,016	*	LinkedIn Corp	28,704
25,300		Linx S.A.	337
157,536	*	Lionbridge Technologies	797
108,996	*,e	Liquidity Services, Inc	565
165,350	*,e	Liveperson, Inc	967
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,027	*	LogMeIn, Inc	$3,079
241,108	*,e	Luxoft Holding, Inc	13,268
455,400	*	Manhattan Associates, Inc	25,899
78,375		Mantech International Corp (Class A)	2,507
113,403		Marchex, Inc (Class B)	505
111,683	*,e	Marin Software, Inc	337
85,050	*,e	Marketo, Inc	1,664
25,700	e	Marvelous AQL, Inc	231
3,844,796		Mastercard, Inc (Class A)	363,333
69,809	*,e	Match Group, Inc	772
85,056		Matrix IT Ltd	544
177,248		MAXIMUS, Inc	9,330
616,743		Mentor Graphics Corp	12,538
208,874		Micro Focus International plc	4,703
26,437,808		Microsoft Corp	1,460,160
232,939	*	MicroStrategy, Inc (Class A)	41,864
15,675	*,e	MINDBODY, Inc	209
177,484		MindTree Ltd	1,750
5,200		Mitsubishi Research Institute, Inc	165
155,230		Mixi Inc	5,757
100,121	*,e	MobileIron, Inc	453
1,604,165	*,e	Mobileye NV	59,819
51,689	*	Model N, Inc	557
134,845	*,e	ModusLink Global Solutions, Inc	198
16,300	*,e	Momo, Inc (ADR)	183
78,538	*	MoneyGram International, Inc	481
1,856,243		Moneysupermarket.com Group plc	8,460
133,623		Monotype Imaging Holdings, Inc	3,196
224,831	*,e	Monster Worldwide, Inc	733
127,777		Mphasis Ltd	949
3,435,400		My EG Services BHD	1,885
217,792		MYOB Ltd	546
69,570	*,e	Myriad Group AG.	224
852,000	*	National Agricultural Holdings Ltd	267
47,227		Naver Corp	26,318
25,351		NCsoft	5,624
19,400		NEC Networks & System Integration Corp	301
21,103		Nemetschek AG.	1,017
11,733	*	Neowiz Games Corp	162
250,900		NET One Systems Co Ltd	1,355
162,000	e	NetDragon Websoft, Inc	468
113,900		Netease.com (ADR)	16,354
27,885		NetEnt AB	1,573
48,936	*,e	NetSuite, Inc	3,352
220,116	*,e	NeuStar, Inc (Class A)	5,415
13,682	*,e	New Relic, Inc	357
522,464		Nexon Co Ltd	8,910
210,729	*	NEXTDC Ltd	444
14,469	*	NHN Entertainment Corp	695
289,192		NIC, Inc	5,214
5,361		Nice Information & Telecommunication, Inc	153
77,653		Nice Systems Ltd	5,047
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

92,100	e	Nihon Unisys Ltd	$1,219
56,041		NIIT Technologies Ltd	420
146,619		Nintendo Co Ltd	20,842
29,300		Nippon System Development Co Ltd	433
92,940		Nomura Research Institute Ltd	3,130
37,700	*,e	NQ Mobile, Inc (ADR)	173
109,800		NS Solutions Corp	2,154
110,051		NTT Data Corp	5,519
1,314,728	*	Nuance Communications, Inc	24,572
9,100		OBIC Business Consultants Ltd	386
50,500		Obic Co Ltd	2,670
121,023		Open Text Corp	6,269
102,203	e	Opera Software ASA	812
65,657	*,e	OPOWER, Inc	447
485,476	*	Optimal Payments plc	2,947
13,787,116		Oracle Corp	564,031
24,049		Oracle Corp Japan	1,349
45,995		Otsuka Corp	2,426
291,000	e	Ourgame International Holdings Ltd	164
505,700		Pacific Online	144
411,918	*,e	Pandora Media, Inc	3,687
28,661	*,e	Park City Group, Inc	259
780,546		Paychex, Inc	42,157
75,959	*,e	Paycom Software, Inc	2,704
36,625	*,e	Paylocity Holding Corp	1,199
4,649,405	*	PayPal Holdings, Inc	179,467
73,789		PC Home Online	812
263,000	e	PCA Corp	3,302
4,540,000	*,e	Peace Map Holding Ltd	131
220,600		Pegasystems, Inc	5,599
97,306	*	Perficient, Inc	2,113
64,590		Persistent Systems Ltd	743
41,599	*	PFSweb, Inc	546
20,100	*,e	Phoenix New Media Ltd (ADR)	89
444,810		Playtech Ltd	5,537
178,592		Polaris Software Lab Ltd	510
45,699		POSDATA Co Ltd	197
17,250	*	PRGX Global, Inc	81
249,714	*	Progress Software Corp	6,023
481,366	*,e	Proofpoint, Inc	25,888
58,921	*	PROS Holdings, Inc	695
320,371	*	PTC, Inc	10,623
48,319	*	Q2 Holdings, Inc	1,162
25,018		QAD, Inc (Class A)	532
75,600	*,e	Qihoo 360 Technology Co Ltd (ADR)	5,712
589,404	*	QLIK Technologies, Inc	17,046
142,266	*	Qualys, Inc	3,601
105,831	*	QuinStreet, Inc	362
146,075	*,e	Quotient Technology, Inc	1,548
600,173	*	Rackspace Hosting, Inc	12,958
19,487	*,e	Rapid7, Inc	255
71,992	*,e	RealNetworks, Inc	292
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

201,615	*,e	RealPage, Inc	$4,202
419,278	*	Red Hat, Inc	31,240
120,516		Redcentric plc	332
91,531	*,e	Redknee Solutions, Inc	183
31,546		Reis, Inc	743
30,900	*	RENREN,Inc (ADR)	101
12,408		Reply S.p.A.	1,838
298,546	*	RetailMeNot, Inc	2,391
31,006	e	RIB Software AG.	321
268,017		Rightmove plc	16,185
131,660	*	RingCentral, Inc	2,074
68,247	*,e	Rocket Fuel, Inc	215
233,299		Rolta India Ltd	267
202,747	*	Rovi Corp	4,158
158,217	*,e	Rubicon Project, Inc	2,892
644,174		Sabre Corp	18,630
47,466		SafeCharge International Group Ltd	176
2,066,795		Sage Group plc	18,635
37,413		Saipens International Corp NV	444
4,065,978	*	Salesforce.com, Inc	300,191
200,000		Samart Corp PCL	95
31,764		Samsung SDS Co Ltd	4,863
1,012,387		SAP AG.	81,465
59,849	e	Sapiens International Corp NV	717
6,819		SBSi Co Ltd	73
139,461		Science Applications International Corp	7,439
72,939	*	Sciquest, Inc	1,012
395,872	*,g	Scout24 AG.	13,700
87,006	*	Seachange International, Inc	480
1,425,346	*	ServiceNow, Inc	87,203
153,347	*,e	ServiceSource International LLC	653
108,130		Shanghai Baosight Software Co Ltd	420
20,114	*	Shopify, Inc	569
47,768	*,e	Shutterstock, Inc	1,755
86,624	*,e	Silver Spring Networks, Inc	1,278
2,550,200		Silverlake Axis Ltd	1,173
49,410	e	SimCorp AS	2,278
49,240	*,e	Sina Corp	2,332
4,690,000	*	Sino-I Technology Ltd	65
438,000	e	Sinosoft Technology Group Ltd	223
14,954	*	SK Communications Co Ltd	50
116,600	e	SMS Co Ltd	2,222
72,810		Software AG.	2,844
901,540		Soft-World International Corp	1,922
34,364	*,e	Sohu.com, Inc	1,702
384,604		Sonda S.A.	741
176,932	g	Sophos Group plc	553
40,034		Sopra Group S.A.	4,729
135,300	e	SouFun Holdings Ltd (ADR)	810
230,927	*	Splunk, Inc	11,299
40,449	*	SPS Commerce, Inc	1,737
81,927		Square Enix Co Ltd	2,213
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,431	*,e	Square, Inc	$2,222
150,798	e	SS&C Technologies Holdings, Inc	9,564
77,313	*	Stamps.com, Inc	8,217
76,042		Sumisho Computer Systems Corp	2,972
11,158	*	SundayToz Corp	109
1,455,000		SUNeVision Holdings Ltd	458
165,530	*	Sykes Enterprises, Inc	4,996
4,166,784		Symantec Corp	76,585
95,911	*	Synchronoss Technologies, Inc	3,102
296,344	*	Synopsys, Inc	14,355
134,417	*	Syntel, Inc	6,711
175,000		Systex Corp	325
191,942	*	Tableau Software, Inc	8,804
816,713	*	Take-Two Interactive Software, Inc	30,766
97,303	*,e	Tangoe, Inc	768
755,648		Tata Consultancy Services Ltd	28,756
6,231		Tata Elxsi Ltd	177
272,395		Tech Mahindra Ltd	1,953
425,519		Technology One Ltd	1,554
60,068	*	TechTarget, Inc	446
113,200	e	Tecmo Koei Holdings Co Ltd	1,732
89,753	*	TeleNav, Inc	530
76,390		TeleTech Holdings, Inc	2,121
60,233		Temenos Group AG.	3,291
10,989,277		Tencent Holdings Ltd	224,669
1,412,980	*	Teradata Corp	37,077
48,824	*,e	Textura Corp	910
363,000	g	Tian GE Interactive Holdings Ltd	233
124,868	e	Tietoenator Oyj	3,253
240,598	*	TiVo, Inc	2,288
38,400	*	TKC	1,040
438,908		Total System Services, Inc	20,883
121,619		Totvus S.A.	920
21,200	e	Trans Cosmos, Inc/Japan	550
587,712	e	Travelport Worldwide Ltd	8,028
913,000		Travelsky Technology Ltd	1,497
20,976	*	Travelzoo, Inc	170
112,303		Trend Micro, Inc	4,110
116,410	*,e	TrueCar, Inc	651
40,380	*,e	TubeMogul, Inc	523
1,073,942	*,e	Twitter, Inc	17,774
104,945	*	Tyler Technologies, Inc	13,497
85,979	*	Ubisoft Entertainment	2,696
89,634	*	Ultimate Software Group, Inc	17,344
226,263	*,e	Unisys Corp	1,742
139,901		United Internet AG.	7,009
41,846	*	United Online, Inc	483
12,400	e	UNITED, Inc	182
3,110,000	e	V1 Group Ltd	175
86,963		Vakrangee Ltd	260
605,390	*	Vantiv, Inc	32,618
21,576	*,e	Varonis Systems, Inc	394
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,355	*,e	Vasco Data Security International	$1,099
28,700	*,e	V-Cube, Inc	329
327,999	*	VeriFone Systems, Inc	9,263
230,378	*	Verint Systems, Inc	7,690
374,738	e	VeriSign, Inc	33,179
109,441	*,e	VirnetX Holding Corp	502
126,530	*	Virtusa Corp	4,740
8,134,068		Visa, Inc (Class A)	622,093
348,595	*,e	VMware, Inc (Class A)	18,235
121,233	*,e	WebMD Health Corp (Class A)	7,593
153,928	*	Website Pros, Inc	3,051
12,029	*	Webzen, Inc	245
7,808	*	WeMade Entertainment Co Ltd	213
1,575,679		Western Union Co	30,395
137,804	*	WEX, Inc	11,487
991,993		Wipro Ltd	8,447
315,372	e	Wirecard AG.	11,917
140,114	*,e	Wix.com Ltd	2,840
381,573	*,e	Workday, Inc	29,320
33,913	*,e	Workiva, Inc	395
3,737,929	*,g	Worldpay Group plc	14,727
15,400	*	Wowo Ltd (ADR)	63
15,514	*	Xactly Corp	106
471,893		Xchanging plc	1,295
58,841	*,e	Xero Ltd	627
2,556,330		Xerox Corp	28,529
2,300		XING AG.	421
84,152	*	XO Group, Inc	1,351
79,233		XPEC Entertainment, Inc	267
53,698	*	Xura, Inc	1,056
5,050,000		Xurpas, Inc	1,960
1,444,248	e	Yahoo! Japan Corp	6,147
3,719,534	*	Yahoo!, Inc	136,916
124,285	*,e	Yelp, Inc	2,471
58,300	*	Youku Tudou, Inc (ADR)	1,603
14,700	*,e	YY, Inc (ADR)	905
130,092	*,e	Zendesk, Inc	2,723
11,179		Zensar Technologies Ltd	158
84,566	*,e	Zillow Group, Inc	2,161
170,981	*,e	Zillow Group, Inc (Class C)	4,057
195,203	*	Zix Corp	767
402,253	g	Zoopla Property Group plc	1,444
1,705,175	*	Zynga, Inc	3,888
		TOTAL SOFTWARE & SERVICES	10,873,352

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
232,033	*,e	3D Systems Corp	3,590
879,221	e	AAC Technologies Holdings, Inc	6,723
2,602,292		Accton Technology Corp	2,842
3,179,478	*	Acer, Inc	1,219
107,492		Adlink Technology, Inc	244
124,204		Adtran, Inc	2,511
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

274,214	*	ADVA AG. Optical Networking	$3,251
36,000		Advanced Ceramic X Corp	202
340,059		Advantech Co Ltd	2,499
63,963	*,e	Aerohive Networks, Inc	319
43,669	*	Agilysys, Inc	446
31,600		Ai Holdings Corp	916
133,046	*,e	Alcatel S.A.	496
2,257	*,e,m	Alcatel-Lucent (ADR)	7
34,232	e	Alliance Fiber Optic Products, Inc	506
284,400		Alpha Networks, Inc	149
905,800	e	Alps Electric Co Ltd	15,805
190,000		Amano Corp	2,996
479,001		Amphenol Corp (Class A)	27,696
676,346	*	Anixter International, Inc	35,244
115,600	e	Anritsu Corp	635
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
19,288,386	n	Apple, Inc	2,102,241
41,258	*,e	Applied Optoelectronics, Inc	615
63,940	*,e	Arista Networks, Inc	4,035
522,604	*,e	ARRIS International plc	11,978
197,089		Arrow Electronics, Inc	12,694
90,370		Ascom Holding AG.	1,695
203,000	*	Asia Optical Co, Inc	178
2,440,464		Asia Vital Components Co Ltd	2,127
731,262		Asustek Computer, Inc	6,562
188,000		Aten International Co Ltd	437
31,211,690		AU Optronics Corp	9,349
251,000		Aurora Corp	441
75,791		Austria Technologie & Systemtechnik AG.	1,110
77,132	*,e	Avid Technology, Inc	521
39,037	*,e	Avigilon Corp	452
230,066		Avnet, Inc	10,192
122,513		AVX Corp	1,540
35,281		Badger Meter, Inc	2,347
21,635		Barco NV	1,559
47,672		Bel Fuse, Inc (Class B)	696
103,088		Belden CDT, Inc	6,328
264,585	*	Benchmark Electronics, Inc	6,099
6,012,000		Benq Corp	1,943
1,056,000		BenQ Materials Corp	646
79,345		Black Box Corp	1,069
828,765	*,e	Blackberry Ltd (New)	6,726
850,000		Boardtek Electronics Corp	1,084
1,493,724		Brocade Communications Systems, Inc	15,804
696,977		Brother Industries Ltd	8,005
3,229,000	*	BYD Electronic International Co Ltd	1,870
85,945	*	CalAmp Corp	1,541
7,061,915		CalComp Electronics Thailand PCL	634
106,636	*,e	Calix, Inc	756
14,900	*	Canon Electronics, Inc	219
1,037,982		Canon, Inc	30,956
274,000		Career Technology Co Ltd	195
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

647,000		Casetek Holdings Ltd	$3,515
1,955,853		Catcher Technology Co Ltd	16,030
288,000		Catic Shenzhen Holdings Ltd	164
274,578		CDW Corp	11,395
293,877	*	Celestica, Inc	3,227
103,268		Checkpoint Systems, Inc	1,045
1,347,602		Cheng Uei Precision Industry Co Ltd	1,783
705,463		Chicony Electronics Co Ltd	1,815
600,663		Chimei Materials Technology Corp	366
5,834,000	e	China Aerospace International Holdings Ltd	776
1,706,000		China All Access Holdings Ltd	590
489,600	*,e	China Fiber Optic Network System Group Ltd	45
4,104,000	*	China Innovationpay Group Ltd	178
1,211,000		Chin-Poon Industrial Co	2,185
291,840		Chroma ATE, Inc	627
2,926,295	*	Ciena Corp	55,658
19,921,316		Cisco Systems, Inc	567,160
375,445		Citizen Watch Co Ltd	2,127
28,882	*,e	Clearfield, Inc	464
460,393		Clevo Co	415
1,937,394	*	CMC Magnetics Corp	209
223,489		Cognex Corp	8,705
100,984	*	Coherent, Inc	9,280
2,785,215	e	Comba Telecom Systems Holdings Ltd	496
640		Comet Holding AG.	431
232,925	*	CommScope Holding Co, Inc	6,503
6,808,021		Compal Electronics, Inc	4,272
5,773,000		Compeq Manufacturing Co	3,692
64,954		Comtech Telecommunications Corp	1,518
46,884	*,e	Control4 Corp	373
2,803,399	*,e	Coolpad Group Ltd	466
2,052,500		Coretronic Corp	2,097
2,459,127		Corning, Inc	51,371
305,000		Coxon Precise Industrial Co Ltd	466
39,271	e	CPI Card Group, Inc	324
310,065	*	Cray, Inc	12,995
20,124	*	CrucialTec Co Ltd	233
81,133		CTS Corp	1,277
171,475		Daeduck Electronics Co	1,244
67,127		Daeduck GDS Co Ltd	707
1,115,000		Daiwabo Co Ltd	2,080
95,461	e	Daktronics, Inc	754
12,288		Daou Data Corp	146
26,680		Datalogic S.p.A.	521
189,755	e	DataTec Ltd	591
282,100		Delta Electronics Thai PCL	697
2,074,184		Delta Electronics, Inc	9,144
151,000		Denki Kogyo Co Ltd	704
39,300		Dexerials Corp	388
156,467	e	Diebold, Inc	4,523
94,527	*	Digi International, Inc	891
3,066,000	e	Digital China Holdings Ltd	4,091
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

36,808		Digital Multimedia Technologies S.p.A.	$2,050
583,421	*	D-Link Corp	187
209,674		Dolby Laboratories, Inc (Class A)	9,112
43,085	*	DTS, Inc	938
435,000		Dynapack International Technology Corp	673
282,500		Eastern Communications Co Ltd	222
40,397	*,e	Eastman Kodak Co	438
106,589	*	EchoStar Corp (Class A)	4,721
13,771	e	Eizo Nanao Corp	346
55,400		Elecom Co Ltd	975
91,604		Electro Rent Corp	848
25,875		Electro Scientific Industries, Inc	185
476,942		Electrocomponents plc	1,648
115,207	*	Electronics for Imaging, Inc	4,884
6,400		Elematec Corp	116
361,654		Elite Material Co Ltd	689
1,332,324		Elitegroup Computer Systems Co Ltd	832
4,203,489		EMC Corp	112,023
152,159	*	EMCORE Corp	761
35,000		Ennoconn Corp	421
24,600		Enplas Corp	911
18,067	*	ePlus, Inc	1,455
5,509,829		Ericsson (LM) (B Shares)	55,168
25,032		Esprinet S.p.A.	226
21,005		EVS Broadcast Equipment S.A.	776
822,553	*	Extreme Networks, Inc	2,558
394,315	*	F5 Networks, Inc	41,738
133,562	*	Fabrinet	4,321
42,746	*	FARO Technologies, Inc	1,377
100,525		FEI Co	8,948
7,318,000	e	FIH Mobile Ltd	3,264
141,015	*,e	Fingerprint Cards AB	8,190
683,618	*	Finisar Corp	12,469
174,317		Firich Enterprises Co Ltd	454
786,622	*,e	Fitbit, Inc	11,917
247,990		FLEXium Interconnect, Inc	639
1,515,991	*	Flextronics International Ltd	18,283
430,665		Flir Systems, Inc	14,190
92,310		Flytech Technology Co Ltd	317
984,037		Foxconn Technology Co Ltd	2,207
1,189,481		Fujifilm Holdings Corp	47,017
9,384,000	*,e	GCL New Energy Holdings Ltd	509
68,544		Gemalto NV	5,059
708,000	*	General Interface Solution Holding Ltd	2,374
58,909	*	Genius Electronic Optical Co Ltd	101
1,427,000		Getac Technology Corp	1,002
1,447,000		Gigabyte Technology Co Ltd	1,596
422,000	*	Gold Circuit Electronics Ltd	117
317,000	e	Goldpac Group Ltd	135
5,710	*	Green Cross Cell Corp	194
129,608	*	GSI Group, Inc	1,835
1,102,109		Halma plc	14,406
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

29,300		Hamamatsu Photonics KK	$807
2,239,330		HannStar Display Corp	296
186,541	*,e	Harmonic, Inc	610
275,241		Harris Corp	21,430
6,893,735		Hewlett Packard Enterprise Co	122,226
168,750		Hexagon AB (B Shares)	6,559
722,725		High Tech Computer Corp	2,067
9,600		Hirose Electric Co Ltd	1,058
547,732		Hitachi High-Technologies Corp	15,419
126,000		Hitachi Kokusai Electric, Inc	1,513
10,739,098		Hitachi Ltd	50,333
330,100		Hitachi Maxell Ltd	5,021
587,100		Holystone Enterprise Co Ltd	629
27,241,808		Hon Hai Precision Industry Co, Ltd	71,707
64,495		Horiba Ltd	2,405
48,600		Hosiden Corp	290
4,393,136		HP, Inc	54,123
27,225		Humax Co Ltd	313
463,900	e	Ibiden Co Ltd	5,672
290,000		Ichia Technologies, Inc	154
8,100		Icom, Inc	148
200,476		ICP Electronics, Inc	232
266,769	*,e	IDEX ASA	289
216,380	*	II-VI, Inc	4,698
13,810	*	Iljin Materials Co Ltd	154
86,658	*,e	Imation Corp	134
64,720	*,e	Immersion Corp	535
2,589,540		Inari Amertron BHD	2,138
1,442		Inficon Holding AG.	476
1,887,118	*,e	Infinera Corp	30,307
44,237		Ingenico	5,071
1,216,170		Ingram Micro, Inc (Class A)	43,673
32,162,288		InnoLux Display Corp	11,230
149,924	*	Insight Enterprises, Inc	4,294
114,102		InterDigital, Inc	6,350
8,000	*	Intevac, Inc	36
190,925	*,e	InvenSense, Inc	1,604
4,375,349		Inventec Co Ltd	2,771
65,160	*,e	IPG Photonics Corp	6,261
7,600	e	Iriso Electronics Co Ltd	376
57,100	e	ITC Networks Corp	577
772,357		ITEQ Corp	694
94,607	*	Itron, Inc	3,947
13,780		Ituran Location and Control Ltd	271
349,803	*	Ixia	4,359
1,327,146	e	Jabil Circuit, Inc	25,574
102,493		Japan Aviation Electronics Industry Ltd	1,201
14,400	e	Japan Cash Machine Co Ltd	116
14,400		Japan Digital Laboratory Co Ltd	206
318,600	*,e	Japan Display, Inc	622
121,535	e	Japan Radio Co Ltd	323
1,433,600		JCY International BHD	268
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

35,481		Jenoptik AG.	$568
2,913,125		Ju Teng International Holdings Ltd	1,503
1,088,893		Juniper Networks, Inc	27,778
45,500	e	Kaga Electronics Co Ltd	577
31,000		Kanematsu Electronics Ltd	520
16,618		Kapsch TrafficCom AG.	562
266,500		KCE Electronics PCL	598
20,403		Keyence Corp	11,127
387,687	*	Keysight Technologies, Inc	10,754
91,639		KH Vatec Co Ltd	1,311
70,695	*	Kimball Electronics, Inc	790
972,500	e	Kingboard Chemical Holdings Ltd	1,677
863,500		Kingboard Laminates Holdings Ltd	402
209,453	*,e	Knowles Corp	2,761
69,900	e	Koa Corp	517
13,060		KONA I Co Ltd	254
478,909		Konica Minolta Holdings, Inc	4,062
143,197		Kudelski S.A.	2,441
43,520	*	KVH Industries, Inc	416
338,310		Kyocera Corp	14,896
513,328		Laird Group plc	2,802
238,892		Largan Precision Co Ltd	18,516
7,269,323	e	Lenovo Group Ltd	5,666
94,675		Lexmark International, Inc (Class A)	3,165
14,063		LG Innotek Co Ltd	975
233,564		LG.Philips LCD Co Ltd	5,407
2,131,361		Lite-On Technology Corp	2,600
115,677		Littelfuse, Inc	14,241
516,148		Logitech International S.A.	8,203
458,000		Lotes Co Ltd	1,521
1,200,725	*	Lumentum Holdings, Inc	32,384
50,300		Macnica Fuji Electronics Holdings, Inc	598
145,000		Marubun Corp	989
7,600		Maruwa Co Ltd	185
35,900		Melco Holdings, Inc	732
150,300	*	Mercury Computer Systems, Inc	3,051
161,076		Merry Electronics Co Ltd	275
6,856	e	Mesa Laboratories, Inc	661
181,965		Methode Electronics, Inc	5,321
313,396	e	Micronic Laser Systems AB	2,828
2,722,000		Micro-Star International Co Ltd	4,193
793,000		MIN AIK Technology Co Ltd	1,328
2,099,500		Mitac Holdings Corp	1,666
444,000	e	Mitsumi Electric Co Ltd	2,062
336,070		Motorola, Inc	25,440
45,513		MTS Systems Corp	2,769
68,803	*	Multi-Fineline Electronix, Inc	1,597
404,536		Murata Manufacturing Co Ltd	48,814
592,000		Nan Ya Printed Circuit Board Corp	624
196,000		Nanjing Panda Electronics	139
239,779		National Instruments Corp	7,220
628,363	*	NCR Corp	18,807
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,722,382		NEC Corp	$4,330
59,658		Neopost S.A.	1,252
934,186		NetApp, Inc	25,494
168,171	*	Netgear, Inc	6,789
224,915	*	Netscout Systems, Inc	5,166
96,610	*	Newport Corp	2,222
246,926		Nichicon Corp	1,719
161,819	*,e	Nimble Storage, Inc	1,269
13,300	e	Nippon Ceramic Co Ltd	231
138,000	e	Nippon Chemi-Con Corp	194
2,221,150		Nippon Electric Glass Co Ltd	11,360
111,500	e	Nippon Signal Co Ltd	922
18,500	e	Nohmi Bosai Ltd	280
2,941,533		Nokia Corp	17,384
7,630,391		Nokia Oyj (Turquoise)	45,265
92,107	*,e	Novatel Wireless, Inc	163
232,688	*,e	Oclaro, Inc	1,257
1,078,000	e	Oki Electric Industry Co Ltd	1,523
599,456		Omron Corp	17,829
987,919	e	Opus Group AB	552
66,817	*	Orbotech Ltd	1,589
83,262	*	OSI Systems, Inc	5,453
64,322		Oxford Instruments plc	618
245,108	*	Palo Alto Networks, Inc	39,987
352,224		Pan-International Industrial	144
93,718		Park Electrochemical Corp	1,500
15,851	*,e	Parrot S.A.	324
277,622		Partron Co Ltd	2,949
2,349,000	e	PAX Global Technology Ltd	2,350
53,076		PC Connection, Inc	1,370
6,507,324		Pegatron Technology Corp	15,149
132,880		Plantronics, Inc	5,208
115,376	*	Plexus Corp	4,560
345,348	*	Polycom, Inc	3,851
39,578		Posiflex Technology, Inc	200
1,034,184		Premier Farnell plc	1,675
1,925,000		Primax Electronics Ltd	2,256
753,000	*	Prime View International Co Ltd	435
65,133	*,e	Pure Storage, Inc	892
325,106	*	QLogic Corp	4,369
3,941,884	n	Qualcomm, Inc	201,588
2,735,217		Quanta Computer, Inc	4,774
555,544	*,e	Quantum Corp	339
31,710	*	Radware Ltd	375
508,930		Redington India Ltd	881
102,845		Renishaw plc	2,706
269,711	e	Ricoh Co Ltd	2,745
9,879		RICOH INDIA Ltd	63
23,400		Riso Kagaku Corp	361
2,461,000	*	Ritek Corp	209
69,490	*	Rofin-Sinar Technologies, Inc	2,239
46,102	*	Rogers Corp	2,760
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

8,100		Roland DG Corp	$158
187,298	*,e	Ruckus Wireless, Inc	1,837
93,500	e	Ryosan Co Ltd	2,333
13,600	e	Ryoyo Electro Corp	161
9,569		Sam Young Electronics Co Ltd	98
61,701		Samsung Electro-Mechanics Co Ltd	3,173
57,188		Samsung SDI Co Ltd	4,951
322,096		SanDisk Corp	24,505
722,002		Sandvine Corp	1,545
411,748	*	Sanmina Corp	9,627
117,515	*	Scansource, Inc	4,745
27,708	e	Seagate Technology, Inc	955
828,600		Seiko Epson Corp	13,326
120,000		Senao Networks, Inc	780
992,000		Sercomm Corp	2,523
8,981		SFA Engineering Corp	477
118,300	*	Shanghai Potevio Co Ltd	233
100,876		Shimadzu Corp	1,583
523,924	*	ShoreTel, Inc	3,898
28,290	*,e	Sierra Wireless, Inc	411
81,000	e	Siix Corp	2,479
86,120	*,e	Silicon Graphics International Corp	613
293,342		Simplo Technology Co Ltd	1,053
1,123,661		Sinbon Electronics Co Ltd	2,294
4,332		Sindoh Co Ltd	191
48,000		SMK Corp	246
118,502	*	Sonus Networks, Inc	892
116,089		Spectris plc	3,064
1,895		Spigen Korea Co Ltd	87
721,081		Spirent Communications plc	911
122,321	*,e	Stratasys Ltd	3,171
6,690,000	*,e	Suncorp Technologies Ltd	124
2,303,000	e	Sunny Optical Technology Group Co Ltd	6,480
91,165	*	Super Micro Computer, Inc	3,107
280,086	*	SVA Electron Co Ltd	252
104,401	*	Synaptics, Inc	8,325
68,876		SYNNEX Corp	6,377
1,351,402		Synnex Technology International Corp	1,393
48,109	*	Systemax, Inc	422
36,900	e	Tabuchi Electric Co Ltd	173
175,972		Taiflex Scientific Co Ltd	199
904,577		Taiwan PCB Techvest Co Ltd	967
197,003	e	Taiyo Yuden Co Ltd	1,921
1,894,000	e	TCL Communication Technology Holdings Ltd	1,247
122,390		TDK Corp	6,791
334,956		TE Connectivity Ltd	20,740
165,155	*	Tech Data Corp	12,679
406,000	*	Technovator International Ltd	218
234,127	*,e	Telit Communications plc	732
139,495		Test Research, Inc	214
350,773	*,e	Thin Film Electronics ASA	144
112,476	*	Tobii AB	767
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

33,000		Toko, Inc	$107
136,625		Tong Hsing Electronic Industries Ltd	394
46,300,000		Tongda Group Holdings Ltd	9,265
88,100	e	Topcon Corp	1,162
105,000	e	Toshiba TEC Corp	412
22,200		Toyo Corp/Chuo-ku	228
263,000		TPK Holding Co Ltd	571
1,940,000		Tpv Technology Ltd	255
604,000		Trigiant Group Ltd	104
551,724	*	Trimble Navigation Ltd	13,683
1,239,832		Tripod Technology Corp	2,249
4,056,000	e	Truly International Holdings	1,175
22,800		TSC Auto ID Technology Co Ltd	200
198,455		TT electronics plc	425
320,064	*	TTM Technologies, Inc	2,128
674,039		TXC Corp	917
70,801	e	Ubiquiti Networks, Inc	2,356
1,218,883		Unimicron Technology Corp	591
2,191,937		Unitech Printed Circuit Board Corp	803
274,127	*,e	Universal Display Corp	14,830
812,795		Venture Corp Ltd	5,039
104,004	*,e	Viasat, Inc	7,642
778,903	*	Viavi Solutions, Inc	5,343
332,862	e	Vishay Intertechnology, Inc	4,064
63,432	*,e	Vishay Precision Group, Inc	889
3,431,500		VS Industry Bhd	1,056
1,944,800		VST Holdings Ltd	449
139,500	e	Vtech Holdings Ltd	1,656
118,300	e	Wacom Co Ltd	501
1,299,000		Wah Lee Industrial Corp	1,803
1,479,395		Walsin Technology Corp	1,194
2,886,000	e	Wasion Group Holdings Ltd	1,529
893,391	e	Western Digital Corp	42,204
25,527	*	Wincor Nixdorf AG.	1,416
190,500	*,b,m	Wintek Corp	0	^
2,549,758		Wistron Corp	1,575
216,777		Wistron NeWeb Corp	580
1,346,872		WPG Holdings Co Ltd	1,435
1,372,570		WT Microelectronics Co Ltd	1,643
167,766		Xaar plc	1,175
15,750	*,m	Ya Hsin Industrial Co Ltd	0
1,142,000		Yageo Corp	1,886
53,993		Yamatake Corp	1,381
528,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	631
78,538	e	Yaskawa Electric Corp	906
266,484		Yokogawa Electric Corp	2,752
114,831	*	Zebra Technologies Corp (Class A)	7,923
321,507		Zhen Ding Technology Holding Ltd	719
277,000		Zinwell Corp	538
922,498	m	ZTE Corp	1,263
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,175,139
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

TELECOMMUNICATION SERVICES - 3.0%
16,332		012 Smile.Communications Ltd	$469
229,292	*	8x8, Inc	2,307
1,040,604		Advanced Info Service PCL (Foreign)	5,380
330,484		AFK Sistema (GDR)	2,135
4,330,686	*,e	Alibaba Health Information Technology Ltd	2,647
42,552,389		America Movil S.A. de C.V. (Series L)	33,077
378,250		APT Satellite Holdings Ltd	300
2,472,000	*	Asia Pacific Telecom Co Ltd	848
15,399,771		AT&T, Inc	603,209
37,015		Atlantic Tele-Network, Inc	2,807
109,459	*,e	Avanti Communications Group plc	152
717,600	*	Axtel SAB de C.V.	352
1,020,370	e	BCE, Inc	46,503
407,089		Belgacom S.A.	13,892
11,822,063		Bezeq Israeli Telecommunication Corp Ltd	26,683
2,002,823		Bharti Airtel Ltd	10,610
1,158,788		Bharti Infratel Ltd	6,683
111,105	*	Boingo Wireless, Inc	858
10,335,284		BT Group plc	65,259
2,436,949		Cable & Wireless plc	2,688
54,630	*	Cellcom Israel Ltd	389
371,105	g	Cellnex Telecom SAU	5,917
1,932,348		CenturyTel, Inc	61,758
6,225,774		China Communications Services Corp Ltd	2,843
10,522,973		China Mobile Hong Kong Ltd	116,542
16,517,618		China Telecom Corp Ltd	8,745
7,051,220		China Unicom Ltd	9,287
391,857		Chorus Ltd	1,086
6,671,396		Chunghwa Telecom Co Ltd	22,701
803,273	*	Cincinnati Bell, Inc	3,109
3,331,000	e	Citic 1616 Holdings Ltd	1,254
113,613	e	Cogent Communications Group, Inc	4,434
282,725		Com Hem Holding AB	2,603
122,787	e	Consolidated Communications Holdings, Inc	3,163
5,677,576		Deutsche Telekom AG.	101,789
3,844,069		Digi.Com BHD	4,868
77,196	e	Drillisch AG.	3,159
368,069	e	Elisa Oyj (Series A)	14,293
2,838,638		Emirates Telecommunications Group Co PJSC	14,298
119,760		Empresa Nacional de Telecomunicaciones S.A.	1,057
147,084	*,e,g	Euskaltel S.A.	1,606
50,463	*,e	Fairpoint Communications, Inc	751
1,664,696		Far EasTone Telecommunications Co Ltd	3,728
2,501,291		France Telecom S.A.	43,680
369,008		Freenet AG.	11,021
2,805,239	e	Frontier Communications Corp	15,681
105,095	*	General Communication, Inc (Class A)	1,925
2,253,037	*,e	Globalstar, Inc	3,312
84,890		Globe Telecom, Inc	4,092
45,439	*,e	Hawaiian Telcom Holdco, Inc	1,070
276,652		Hellenic Telecommunications Organization S.A.	2,490
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,546,500		HKBN Ltd	$1,909
2,894,127		HKT Trust and HKT Ltd	3,985
4,464,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,573
1,585,410		Idea Cellular Ltd	2,638
132,949		IDT Corp (Class B)	2,073
26,923		Iliad S.A.	6,917
153,563	*,e	inContact, Inc	1,365
206,160	*,g	Infrastrutture Wireless Italiane S.p.A	1,033
474,264		Inmarsat plc	6,690
200,165		Inteliquent, Inc	3,213
202,443	*,e	Iridium Communications, Inc	1,593
115,000	*,e	Japan Communications, Inc	194
3,161,600		Jasmine International PCL	312
1,196,199		Kcom Group plc	1,847
1,498,100		KDDI Corp	39,970
30,059		KT Corp	781
257,812	e,m	Let’s GOWEX S.A.	3
2,079,016	*	Level 3 Communications, Inc	109,876
219,872		LG Telecom Ltd	2,125
56,008	*	Lumos Networks Corp	719
1,197,283	*	Magyar Telekom	1,979
23,319	e	Manitoba Telecom Services, Inc	580
1,943,249		Maxis BHD	3,162
98,372		MegaFon OAO (GDR)	1,080
458,466	*	Midas S.A.	99
81,034		Millicom International Cellular S.A.	4,420
881,689		Mobile TeleSystems (ADR)	7,133
328,509		MobileOne Ltd	633
43,580	*	Mobistar S.A.	974
1,902,457	e	MTN Group Ltd	17,374
632,780		Netia S.A.	843
1,743,060		Nippon Telegraph & Telephone Corp	75,296
41,734	*,e	NTELOS Holdings Corp	384
2,818,151		NTT DoCoMo, Inc	64,061
163,900	*	Oi S.A. (Preference)	52
133,761		Ooredoo QSC	3,416
2,848,306	*	Orascom Telecom Holding SAE	982
2,379,939	*	Orascom Telecom Media And Technology Holding SAE	209
142,378	*,e	Orbcomm, Inc	1,442
78,214	*	Partner Communications	368
8,517,932		PCCW Ltd	5,517
31,821	*	pdvWireless, Inc	1,093
211,686		Philippine Long Distance Telephone Co	9,122
509,139	e	Portugal Telecom SGPS S.A.	77
2,702,290		PT Excelcomindo Pratama	815
600,000	*	PT Indosat Tbk	279
959,500	*	PT Link Net Tbk	297
120,658,624		PT Telekomunikasi Indonesia Persero Tbk	30,414
83,086	e	QSC AG.	107
802,726	*	Reliance Communication Ventures Ltd	606
960,685		Rogers Communications, Inc (Class B)	38,464
157,573		Rostelecom (ADR)	1,395
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

2,409,808		Royal KPN NV	$10,091
23,300		Samart Telcoms PCL	9
248,604	*	SBA Communications Corp (Class A)	24,903
157,006		Shenandoah Telecom Co	4,200
16,718,716		Singapore Telecommunications Ltd	47,325
17,630		SK Telecom Co Ltd	3,195
1,667,188		SmarTone Telecommunications Holding Ltd	2,779
1,225,055		Softbank Corp	58,594
49,665		Spok Holdings, Inc	870
1,325,053	*,e	Sprint Corp	4,611
503,424		StarHub Ltd	1,252
21,637	*,e	Straight Path Communications, Inc	671
28,908	*,g	Sunrise Communications Group AG.	1,984
12,330		Swisscom AG.	6,692
1,720,754		Taiwan Mobile Co Ltd	5,587
1,404,795	e	TalkTalk Telecom Group plc	4,784
106,428		Tata Communications Ltd	607
314,943		TDC AS	1,539
178,658		Tele2 AB	1,654
3,302,531		Telecom Corp of New Zealand Ltd	8,325
5,338,878		Telecom Italia RSP	4,672
7,078,447	*,e	Telecom Italia S.p.A.	7,629
1,066,602		Telefonica Brasil S.A.	13,420
619,994		Telefonica Deutschland Holding AG.	3,352
140,361		Telefonica O2 Czech Republic AS	1,479
5,530,093		Telefonica S.A.	61,808
1,227,186		Telekom Malaysia BHD	2,075
715,482		Telekomunikacja Polska S.A.	1,291
1,398,961		Telenor ASA	22,620
950,621		Telephone & Data Systems, Inc	28,604
1,398,101	*	Telesites SAB	812
2,894,405		TeliaSonera AB	14,998
814,125		Telkom S.A. Ltd	3,170
8,607,403		Telstra Corp Ltd	35,127
288,941		TELUS Corp	9,406
1,218,700		Thaicom PCL	995
1,991,068		Tim Participacoes S.A.	4,430
430,920		Time dotCom BHD	804
2,915,150		TM International BHD	4,400
3,996,748	*	T-Mobile US, Inc	153,075
1,679,900		Tower Bersama Infrastructure	737
1,077,898		TPG Telecom Ltd	9,367
8,912,153	*	True Corp PCL	1,924
443,072		Turk Telekomunikasyon AS	1,050
951,583		Turkcell Iletisim Hizmet AS	3,998
30,212	*	US Cellular Corp	1,380
13,747,703		Verizon Communications, Inc	743,476
131,847	m	Verizon Communications, Inc (New)	7,126
327,462	e	Vocus Communications Ltd	2,089
421,044		Vodacom Group Pty Ltd	4,573
52,141,102		Vodafone Group plc	165,686
426,986		Vodafone Group plc (ADR)	13,685
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

417,248		Vodafone Qatar	$1,411
1,456,479	*	Vonage Holdings Corp	6,656
278,326	e	Windstream Holdings, Inc	2,138
260,753	*	Zayo Group Holdings, Inc	6,321
		TOTAL TELECOMMUNICATION SERVICES	3,296,455

TRANSPORTATION - 2.5%
1,368,235		Abertis Infraestructuras S.A. (Continuous)	22,466
78,428		Aegean Airlines S.A.	759
216,918	*,g	Aena S.A.	27,969
30,592		Aeroports de Paris	3,778
7,814,699		Air Arabia PJSC	2,618
61,171	*	Air Canada	422
2,289,807		Air China Ltd	1,625
786,491	*	Air France-KLM	7,473
2,014,073		Air New Zealand Ltd	3,982
240,356	*	Air Transport Services Group, Inc	3,697
4,181,780		AirAsia BHD	1,962
1,841,725	*	AirAsia X BHD	137
1,290,800		Airports of Thailand PCL (Foreign)	14,736
11,463	*	AJ Rent A Car Co Ltd	112
720,805		Alaska Air Group, Inc	59,120
1,197,567	e	All Nippon Airways Co Ltd	3,373
47,452		Allcargo Logistics Ltd	110
32,493		Allegiant Travel Co	5,786
44,565		Amerco, Inc	15,924
2,117,613		American Airlines Group, Inc	86,843
634,771	*,b,m	AMR Corp (Escrow)	6
1,254,000	e	Anhui Expressway Co	977
103,081		Ansaldo STS S.p.A.	1,230
12,260		AP Moller - Maersk AS (Class A)	15,643
12,590		AP Moller - Maersk AS (Class B)	16,506
1,898,718		Aramex PJSC	1,752
193,062		Arkansas Best Corp	4,168
66,400		Arteris S.A.	178
489,929	e	Asciano Group	3,367
12,247,900		Asia Aviation PCL (ADR)	2,016
98,394	*	Asiana Airlines	413
111,446	*	Atlas Air Worldwide Holdings, Inc	4,711
1,269,826		Auckland International Airport Ltd	5,642
105,820		Autostrada Torino-Milano S.p.A.	1,221
719,225		Autostrade S.p.A.	19,928
928,295		Avianca Holdings S.A.	588
301,145	*	Avis Budget Group, Inc	8,239
648,200		Bangkok Airways Co Ltd	460
135,150		Bangkok Aviation Fuel Services PCL	125
4,880,453	*	Bangkok Expressway & Metro PCL	770
882,678		BBA Aviation plc	2,537
1,875,803		Beijing Capital International Airport Co Ltd	2,003
8,387		Blue Dart Express Ltd	766
788,322		Bollore	3,056
272,932		bpost S.A.	7,574
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

6,206,200		BTS Group Holdings PCL (Foreign)	$1,578
1,128,998	e	Canadian National Railway Co	70,552
351,077		Canadian Pacific Railway Ltd (Toronto)	46,644
982,000	*,e	CAR, Inc	1,154
1,255,830	e	Cathay Pacific Airways Ltd	2,175
204,610		Cebu Air, Inc	398
184,962	*,e	Celadon Group, Inc	1,938
155,772		Central Japan Railway Co	27,548
278,914		CH Robinson Worldwide, Inc	20,704
2,039,715	*	China Airlines	728
3,127,336	*,e	China COSCO Holdings Co Ltd	1,214
3,100,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	1,739
1,298,260	e	China Merchants Holdings International Co Ltd	3,860
886,900	e	China Merchants Holdings Pacific Ltd	540
4,604,187	*,e	China Shipping Container Lines Co Ltd	1,052
4,833,500		China Southern Airlines Co Ltd	3,043
996,395		Cia de Concessoes Rodoviarias	3,888
145,218		Cia de Distribucion Integral Logista Holdings SAU	3,277
2,528,110		ComfortDelgro Corp Ltd	5,479
12,591,532	*	Compania SudAmericana de Vapores S.A.	257
88,443		Container Corp Of India Ltd	1,661
951,900	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	2,019
121,857	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	2,568
123,677	e	Copa Holdings S.A. (Class A)	8,379
1,096,000	e	Cosco International Holdings Ltd	564
4,598,104		COSCO Pacific Ltd	6,028
158,789		Costamare, Inc	1,413
27,749	*	Covenant Transportation Group, Inc	671
2,332,095		CSX Corp	60,051
128,692		CTT-Correios de Portugal S.A.	1,210
520,200	e	CWT Ltd	757
20,229	*,e	D/S Norden	295
498,755		Dart Group plc	4,756
448,650		Dazhong Transportation Group Co Ltd	578
4,194,451		Delta Air Lines, Inc	204,186
1,253,878	*	Deutsche Lufthansa AG.	20,237
1,368,624		Deutsche Post AG.	37,985
98,315		Dfds A.S.	3,574
514,939		DP World Ltd	9,672
300,672		DSV AS	12,506
488,397		DX Group plc	163
608,469		East Japan Railway Co	52,486
2,065,621		easyJet plc	44,958
98,277	*,e	Echo Global Logistics, Inc	2,669
816,900		EcoRodovias Infraestrutura e Logistica S.A.	1,363
72,700	*,e	eHi Car Services Ltd (ADR)	908
65,731	*,e,g	Europcar Groupe S.A.	711
4,480,076	*	Eva Airways Corp	2,504
462,000		Evergreen International Storage & Transport Corp	194
1,524,165		Evergreen Marine Corp Tawain Ltd	566
204,565		Expeditors International of Washington, Inc	9,985
681,039		FedEx Corp	110,819
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,032,370	*	Firstgroup plc	$1,431
16,127		Flughafen Wien AG.	1,760
3,901		Flughafen Zuerich AG.	3,490
76,069		Forward Air Corp	3,447
49,257		Fraport AG. Frankfurt Airport Services Worldwide	2,983
300,494		Freightways Ltd	1,318
361,000	e	Fukuyama Transporting Co Ltd	1,759
115,781		Gateway Distriparks Ltd	490
139,048	*	Genesee & Wyoming, Inc (Class A)	8,718
21,426		GLOVIS Co Ltd	3,536
106,869		Go-Ahead Group plc	4,045
102,106	*	Gol Linhas Aereas Inteligentes S.A.	79
62,450	*,e	Golden Ocean Group Ltd	43
65,582	*,e	Golden Ocean Group Ltd (Oslo)	46
498,083	e	Grindrod Ltd	388
581,767		Groupe Eurotunnel S.A.	6,513
629,000	*,e	Grupo Aeromexico SAB de C.V.	1,513
621,650		Grupo Aeroportuario del Centro Norte Sab de C.V.	3,549
337,991	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,015
366,688		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,523
972,572		Guangdong Provincial Expressway Development Co Ltd	505
663,000		Guangdong Yueyun Transportation Co Ltd	404
198,958	*	Gujarat Pipavav Port Ltd	530
1,299,804	*	GVK Power & Infrastructure Ltd	133
134,000		Hainan Meilan International Airport Co Ltd	150
24,405		Hamburger Hafen und Logistik AG.	359
37,816		Hanjin Kal Corp	739
125,274	*	Hanjin Shipping Co Ltd	352
28,296		Hanjin Transportation Co Ltd	984
1,406,532		Hankyu Hanshin Holdings, Inc	8,970
199,708	*	Hawaiian Holdings, Inc	9,424
125,101	e	Heartland Express, Inc	2,321
3,022,784	*	Hertz Global Holdings, Inc	31,830
170,300		Hitachi Transport System Ltd	2,843
2,538,804	e	Hopewell Highway Infrastructure Ltd	1,247
253,330	*	Hub Group, Inc (Class A)	10,333
5,929,653	e	Hutchison Port Holdings Trust	2,967
91,255	*	Hyundai Merchant Marine Co Ltd	176
1,939	*	ID Logistics Group	232
72,357	e	Iino Kaiun Kaisha Ltd	287
4,549	*	Integer.pl S.A.	99
1,183,983		International Consolidated Airlines Group S.A.	9,421
2,996,249		International Consolidated Airlines Group S.A. (London)	23,760
1,516,387		International Container Term Services, Inc	2,228
608,815		Irish Continental Group plc	3,767
116,543		J.B. Hunt Transport Services, Inc	9,818
966,331		Japan Airlines Co Ltd	35,426
30,900	e	Japan Airport Terminal Co Ltd	1,097
284,518	*	Jet Airways India Ltd	2,347
1,526,696	*	JetBlue Airways Corp	32,244
3,324,123		Jiangsu Express	4,477
204,710		Jinzhou Port Co Ltd	119
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

62,200		Julio Simoes Logistica S.A.	$153
590,587		Kamigumi Co Ltd	5,556
945,170		Kansas City Southern Industries, Inc	80,765
1,385,400	e	Kawasaki Kisen Kaisha Ltd	2,682
404,338	e	Keihin Electric Express Railway Co Ltd	3,556
479,586		Keio Corp	4,209
64,322		Keisei Electric Railway Co Ltd	905
966,547	e	Kerry Logistics Network Ltd	1,391
1,392,179	e	Kintetsu Corp	5,642
29,700		Kintetsu World Express, Inc	394
178,879	*	Kirby Corp	10,785
153,335	e	Knight Transportation, Inc	4,010
60,600		Konoike Transport Co Ltd	709
6,702	*	Korea Express Co Ltd	1,114
12,104	*	Korea Line Corp	180
35,832	*	Korean Air Lines Co Ltd	970
179,134		Kuehne & Nagel International AG.	25,458
321,159	*	Lan Airlines S.A.	2,250
162,895		Landstar System, Inc	10,525
159,243		Localiza Rent A Car	1,316
3,818		Logistec Corp	129
637,479		Macquarie Atlas Roads Group	2,344
128,033		Macquarie Infrastructure Co LLC	8,635
872,508		Malaysia Airports Holdings BHD	1,521
57,754		Marten Transport Ltd	1,081
104,000		Maruzen Showa Unyu Co Ltd	365
217,247		Matson, Inc	8,727
4,020,444		MISC BHD	9,171
26,349	e	Mitsubishi Logistics Corp	346
752,812	e	Mitsui OSK Lines Ltd	1,532
411,610	e	Mitsui-Soko Co Ltd	1,096
2,044,564	e	MTR Corp	10,133
1,922,700		Mundra Port and Special Economic Zone Ltd	7,189
657,055	e	Nagoya Railroad Co Ltd	3,068
241,100		Namyong Terminal PCL	96
726,000		Nankai Electric Railway Co Ltd	3,939
1,006,025		National Express Group plc	4,958
203,550	e	Navios Maritime Holdings, Inc	230
1,434,100	*,e	Neptune Orient Lines Ltd	1,351
1,472,261		Nippon Express Co Ltd	6,694
148,700	e	Nippon Konpo Unyu Soko Co Ltd	2,691
1,946,084		Nippon Yusen Kabushiki Kaisha	3,753
290,000		Nishi-Nippon Railroad Co Ltd	1,890
171,000		Nissin Corp	467
672,942		Norfolk Southern Corp	56,022
300,661		Northgate plc	1,741
25,440	*,e	Norwegian Air Shuttle AS	955
145,037	e	Odakyu Electric Railway Co Ltd	1,578
91,376		Oesterreichische Post AG.	3,711
2,598,911	*,e	OHL Mexico SAB de CV	4,113
169,289	*,e	Old Dominion Freight Line	11,786
252,500		Orient Overseas International Ltd	976
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

5,397,290		Pacific Basin Shipping Ltd	$794
10,126	*,e	PAM Transportation Services, Inc	312
10,040		Panalpina Welttransport Holding AG.	1,121
21,369		Park-Ohio Holdings Corp	915
43,832	*	Pegasus Hava Tasimaciligi AS.	267
7,222		Piraeus Port Authority	91
57,369		PKP Cargo S.A.	658
743,600		Pos Malaysia & Services Holdings BHD	514
511,950	*	Precious Shipping PCL	87
596,059		Promotora y Operadora de Infraestructura SAB de C.V.	7,925
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
2,029,402		PT Jasa Marga Tbk	826
7,878,546		Qantas Airways Ltd	24,592
2,257,282		QR National Ltd	6,859
626,710	e	Qube Logistics Holdings Ltd	1,133
104,546	*,e	Radiant Logistics, Inc	373
396,332	e	Redde plc	950
68,223	*	Roadrunner Transportation Services Holdings, Inc	850
1,283,174		Royal Mail plc	8,848
160,944	*	Rumo Logistica Operadora Multimodal S.A.	150
3,088	*	Ryanair Holdings plc	50
385,323		Ryanair Holdings plc (ADR)	33,068
306,006		Ryder System, Inc	19,823
383,000	e	Sagami Railway Co Ltd	2,346
61,619	*	Saia, Inc	1,735
96	*,m	SAir Group	0
9,200	e	Sakai Moving Service Co Ltd	278
817,000	e	Sankyu, Inc	3,728
104,500		Santos Brasil Participacoes S.A.	381
784,484	*,e	SAS AB	2,230
74,207	e	Seaspan Corp	1,361
12,157		Sebang Co Ltd	183
499,000		Seino Holdings Corp	5,368
157,000	e	Senko Co Ltd	956
877,800		Shandong Airlines Co Ltd	2,197
159,300		Shanghai Jinjiang International Investment Holdings Co	333
71,200	m	Shenzhen Chiwan Petroleum	153
121,900		Shenzhen Chiwan Wharf Holdings Ltd	212
2,324,000		Shenzhen Expressway Co Ltd	2,032
1,049,691		Shenzhen International Holdings Ltd	1,704
104,000	e	Shinwa Kaiun Kaisha Ltd	140
90,819	*	Shipping Corp of India Ltd	89
4,015,097		Shun TAK Holdings Ltd	1,330
3,118,000	e	Sichuan Expressway Co Ltd	1,034
292,000		Sincere Navigation	180
196,549		Singapore Airlines Ltd	1,665
2,330,400		Singapore Airport Terminal Services Ltd	6,827
1,469,719	e	Singapore Post Ltd	1,782
8,504,000		Sinotrans Ltd	3,724
3,649,000	e	Sinotrans Shipping Ltd	611
1,021,000	e	SITC International Co Ltd	505
13,691		Sixt AG.	736
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

43,361		Sixt AG. (Preference)	$1,852
316,693		Skywest, Inc	6,331
660,000	e	SMRT Corp Ltd	739
70,692		Societa Iniziative Autostradali e Servizi S.p.A.	724
2,238,165		Southwest Airlines Co	100,270
234,612	*	Spirit Airlines, Inc	11,257
1,329,114		Stagecoach Group plc	4,803
46,873		Stolt-Nielsen S.A.	528
72,379	*,e	Student Transportation, Inc	368
116,767		Sumitomo Warehouse Co Ltd	594
393,552	*,e	Swift Transportation Co, Inc	7,332
1,917,779		Sydney Airport	9,824
317,000		T.Join Transportation Co	409
157,007		TAV Havalimanlari Holding AS	937
2,211,100	*	Thai Airways International PCL-Foreign	929
690,935		Thoresen Thai Agencies PCL	155
5,244,000		Tianjin Port Development Holdings Ltd	805
650,731		TNT Express NV	5,838
378,716	*	TNT NV	1,540
786,033	e	Tobu Railway Co Ltd	3,919
1,674,935		Tokyu Corp	14,028
6,100		Trancom Co Ltd	357
518,248	e	TransForce, Inc	8,910
1,806,417		Transurban Group (ASE)	15,691
157,431		Trencor Ltd	491
3,063,438	*	Turk Hava Yollari	8,475
389,000		U-Ming Marine Transport Corp	308
3,813,792		Union Pacific Corp	303,387
1,255,672		United Continental Holdings, Inc	75,165
2,497,173		United Parcel Service, Inc (Class B)	263,377
32,038		Universal Truckload Services, Inc	528
61,641	*	USA Truck, Inc	1,161
61,523	*,e	Virgin America, Inc	2,372
726,675	*	Virgin Australia Holdings Ltd	203
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075		VRL Logistics Ltd	117
33,634	e	VTG AG.	1,027
108,763		Werner Enterprises, Inc	2,954
157,348	*	Wesco Aircraft Holdings, Inc	2,264
398,887		West Japan Railway Co	24,630
770,400		Westports Holdings BHD	815
234,484	e	Westshore Terminals Investment Corp	3,136
57,323		Wilh. Wilhelmsen ASA	284
221,494		Wisdom Marine Lines Co Ltd	253
32,600	*,g	Wizz Air Holdings plc	862
2,930,000		Xiamen International Port Co Ltd	601
172,418	*,e	XPO Logistics, Inc	5,293
80,166	e	Yamato Transport Co Ltd	1,598
1,300,000	*	Yang Ming Marine Transport	346
120,793	*,e	YRC Worldwide, Inc	1,126
1,392,000	e	Yuexiu Transport Infrastructure Ltd	939
48,900		Yusen Air & Sea Service Co Ltd	569
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

5,440,819		Zhejiang Expressway Co Ltd	$5,839
		TOTAL TRANSPORTATION	2,809,351

UTILITIES - 3.4%
1,211,025		A2A S.p.A.	1,573
171,261	e	Abengoa Yield plc	3,045
3,544,076		Aboitiz Power Corp	3,383
76,977		Acciona S.A.	5,949
147,616		ACEA S.p.A.	2,261
330,703	e	Actelios S.p.A.	362
611,545	*	Adani Power Ltd	318
246,630	*	Adani Transmissions Ltd	128
1,475,003		AES Corp	17,405
2,283,949		AES Gener S.A.	1,154
40,000	*	AES Tiete S.A.	172
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
816,124	e	AGL Energy Ltd	11,490
136,896		AGL Resources, Inc	8,917
2,714,959		Aguas Andinas S.A.	1,551
275,162	*	Akenerji Elektrik Uretim AS	95
170,379	*	Aksa Enerji Uretim AS	164
294,918	e	Algonquin Power & Utilities Corp	2,468
194,573		Allete, Inc	10,910
216,545		Alliant Energy Corp	16,085
168,700		Alupar Investimento S.A.	697
20,696	*	Amata VN PCL	5
1,091,195		Ameren Corp	54,669
3,222,680		American Electric Power Co, Inc	213,986
143,866		American States Water Co	5,663
717,711		American Water Works Co, Inc	49,472
965,168		APA Group	6,510
346,913		Aqua America, Inc	11,039
24,959		Artesian Resources Corp	698
134,343		Ascopiave S.p.A.	350
91,200	e	Atco Ltd	2,758
38,529		Athens Water Supply & Sewage Co S.A.	189
321,631	e	Atlantic Power Corp	791
244,927	e	Atlantic Power Corp (Toronto)	602
177,508		Atmos Energy Corp	13,182
3,875,880		AusNet Services	4,425
95,386	e	Avangrid, Inc	3,826
200,039		Avista Corp	8,158
238,896		Aygaz AS	1,034
8,105,011	e	Beijing Enterprises Water Group Ltd	5,085
16,138,900		Benpres Holdings Corp	2,448
39,643	e	BKW S.A.	1,666
204,275		Black Hills Corp	12,283
41,856		Boralex, Inc	519
167,512		California Water Service Group	4,476
424,577	*	Calpine Corp	6,441
126,387		Canadian Utilities Ltd	3,537
471,000	*	Canvest Environment Protection Group Co Ltd	219
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

139,105	e	Capital Power Corp	$1,928
107,204	e	Capital Stage AG.	893
1,138,127		Centerpoint Energy, Inc	23,810
251,479		Centrais Eletricas Brasileiras S.A. (Preference)	734
4,326,242		Centrica plc	14,133
114,953		CESC Ltd	820
279,282		CEZ AS	4,919
5,400,000	*,e	CGN New Energy Holdings Co Ltd	926
9,784,000	g	CGN Power Co Ltd	3,315
161,865	*,m	Chennai Super Kings Cricket Ltd	6
36,066		Chesapeake Utilities Corp	2,271
875,344	e	Cheung Kong Infrastructure Holdings Ltd	8,560
2,692,000	*,e	China Datang Corp Renewable Power Co Ltd	306
8,207,825	e	China Gas Holdings Ltd	12,115
3,649,813		China Longyuan Power Group Corp	2,701
5,008,000	e	China Oil and Gas Group Ltd	304
17,403,000		China Power International Development Ltd	9,015
14,040,000		China Power New Energy Development Co Ltd	1,053
1,022,668		China Resources Gas Group Ltd	2,921
5,870,547	e	China Resources Power Holdings Co	10,975
804,000		China Water Affairs Group Ltd	331
1,148,000	*,e	China Water Industry Group Ltd	189
1,320,839		Chubu Electric Power Co, Inc	18,433
231,652	e	Chugoku Electric Power Co, Inc	3,125
386,670		Cia de Saneamento Basico do Estado de Sao Paulo	2,579
60,265		Cia de Saneamento de Minas Gerais-COPASA	313
2,392,462		Cia Energetica de Minas Gerais	5,383
212,287		Cia Energetica de Sao Paulo (Class B)	936
10,604		Cia Energetica do Ceara	114
418,471		Cia Paranaense de Energia	3,334
2,073,100		CK Power PCL	134
175,555	e	Cleco Corp	9,692
4,093,359		CLP Holdings Ltd	37,051
2,543,953		CMS Energy Corp	107,965
15,123,623		Colbun S.A.	4,214
32,110	e	Connecticut Water Service, Inc	1,448
472,302		Consolidated Edison, Inc	36,188
36,514	e	Consolidated Water Co, Inc	444
905,391		Contact Energy Ltd	3,129
216,843		CPFL Energia S.A.	1,182
2,478,000	e	CT Environmental Group Ltd	728
3,447,087	e	Datang International Power Generation Co Ltd	1,063
1,650,935		Dominion Resources, Inc	124,018
1,073,301	e	Drax Group plc	4,189
898,126		DTE Energy Co	81,424
3,654,953	m	DUET Group (ASE Exchange)	6,276
2,101,427		Duke Energy Corp	169,543
1,038,171	*	Dynegy, Inc	14,919
1,253,950	*	E.CL SA	2,052
2,297,790		E.ON AG.	21,971
2,672		E1 Corp	152
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

493,600		Eastern Water Resources Development and Management PCL	$181
1,056,952		Edison International	75,984
1,253,820		EDP - Energias do Brasil S.A.	4,394
151,380		El Paso Electric Co	6,945
367,400		Electric Power Development Co	11,461
598,973	e	Electricite de France	6,706
93,500	*	Eletropaulo Metropolitana de Sao Paulo S.A.	210
33,919		Elia System Operator S.A.	1,686
121,795		Empire District Electric Co	4,025
3,876,840		Empresa Nacional de Electricidad S.A.	5,393
50,574		Enagas	1,518
1,397,298		Endesa S.A.	26,777
191,974		Enea S.A.	612
630,801		Enel Green Power S.p.A	1,354
9,335,386		Enel S.p.A.	41,386
602,046		Energa S.A.	2,112
5,944,643		Energias de Portugal S.A.	21,106
612,936	*,e	Energy World Corp Ltd	113
33,469,288		Enersis S.A.	9,269
1,311,695		ENN Energy Holdings Ltd	7,209
550,634		Entergy Corp	43,654
183,000		Equatorial Energia S.A.	2,085
40,000	e	eRex Co Ltd	647
465,822		ERM Power Ltd	511
484,411		Eversource Energy	28,261
36,845		EVN AG.	423
2,456,242		Exelon Corp	88,081
206,260		Federal Grid Co Unified Energy System JSC (ADR)	99
1,925,600		First Gen Corp	927
611,050		First Philippine Holdings Corp	876
1,379,093		FirstEnergy Corp	49,606
495,532	e	Fortis, Inc	15,533
684,915	e	Fortum Oyj	10,358
516,985		GAIL India Ltd	2,782
698,000		Gas Malaysia BHD	427
404,137		Gas Natural SDG S.A.	8,159
1,669,146		Gaz de France	25,861
1,201,982		Genesis Energy Ltd	1,701
32,680	e	Genie Energy Ltd	249
400,800		Global Power Synergy Co Ltd	299
447,143		Glow Energy PCL (Foreign)	1,168
213,700		Great Plains Energy, Inc	6,892
3,114,143		Guangdong Investments Ltd	3,938
66,991		Gujarat Gas Co Ltd	559
145,523		Gujarat State Petronet Ltd	311
10,304		Hanjin Heavy Industries & Construction Holdings Co Ltd	51
128,734	*	Hawaiian Electric Industries, Inc	4,171
1,260,348		Hera S.p.A.	3,762
3,225,500	e,g	HK Electric Investments & HK Electric Investments Ltd	2,841
327,900	*	Hokkaido Electric Power Co, Inc	2,747
133,242		Hokuriku Electric Power Co	1,884
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

6,123,593	e	Hong Kong & China Gas Ltd	$11,447
1,530,319		Hong Kong Electric Holdings Ltd	15,662
467,930	*	Huadian Energy Co Ltd	245
6,654,000		Huadian Power International Co	4,246
6,839,066		Huaneng Power International, Inc	6,132
7,646,000		Huaneng Renewables Corp Ltd	2,377
1,380,100	e	Hyflux Ltd	614
10,857,453		Iberdrola S.A.	72,278
125,197		Idacorp, Inc	9,338
71,572	*	Indiabulls Infrastructure and Power Ltd	4
70,444		Indraprastha Gas Ltd	606
746,400	e	Infraestructura Energetica ,NV SAB de C.V.	3,051
2,035,872	e	Infratil Ltd	4,613
84,417	e	Innergex Renewable Energy, Inc	917
1,027,900		Inter Far East Energy Corp	205
288,020		Interconexion Electrica S.A.	830
1,010,775		Inversiones Aguas Metropolitanas S.A.	1,605
920,952		Iride S.p.A.	1,649
232,033		ITC Holdings Corp	10,110
359,630	e	Just Energy Income Fund	2,138
11,600		K&O Energy Group, Inc	143
700,000	*,e,g	Kangda International Environmental Co Ltd	162
808,815	*	Kansai Electric Power Co, Inc	7,156
16,744	*	Kenon Holdings Ltd	133
224,921		Keppel Infrastructure Trust	83
2,700,000	*	Kong Sun Holdings Ltd	136
11,826		Korea District Heating Corp	736
520,126		Korea Electric Power Corp	27,247
30,944		Korea Gas Corp	1,039
2,128		KyungDong City Gas Co Ltd	146
370,477	*,e	Kyushu Electric Power Co, Inc	3,520
115,685		Laclede Group, Inc	7,838
80,000		Light S.A.	221
1,860,200		Manila Water Co, Inc	1,091
545,477		MDU Resources Group, Inc	10,615
3,126,913	*	Meridian Energy Ltd	5,657
83,271		MGE Energy, Inc	4,351
50,860		Middlesex Water Co	1,569
517,553		Mighty River Power Ltd	1,045
127,372		National Fuel Gas Co	6,375
6,596,723		National Grid plc	93,339
207,924		New Jersey Resources Corp	7,575
2,811,136		NextEra Energy, Inc	332,670
1,817,336		NiSource, Inc	42,816
175,746	e	Northland Power Income Fund	2,899
76,983		Northwest Natural Gas Co	4,146
113,963		NorthWestern Corp	7,037
674,592		NRG Energy, Inc	8,776
275,898	e	NRG Yield, Inc (Class A)	3,744
154,967	e	NRG Yield, Inc (Class C)	2,207
2,459,028		NTPC Ltd	4,783
538,895		OGE Energy Corp	15,429
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

197,100		Okinawa Electric Power Co, Inc	$5,303
161,058		ONE Gas, Inc	9,841
90,303	e	Ormat Technologies, Inc	3,724
2,386,188	e	Osaka Gas Co Ltd	9,160
91,616		Otter Tail Corp	2,714
150,836	*	Pampa Energia S.A. (ADR)	3,234
230,952	e	Pattern Energy Group, Inc	4,404
397,314		Pennon Group plc	4,621
1,943,500		Petronas Gas BHD	10,956
1,681,643		PG&E Corp	100,428
192,572		Piedmont Natural Gas Co, Inc	11,522
633,427		Pinnacle West Capital Corp	47,551
342,069		PNM Resources, Inc	11,535
11,218,108		PNOC Energy Development Corp	1,434
1,447,756		Polska Grupa Energetyczna S.A.	5,413
214,698		Portland General Electric Co	8,478
2,625,302		PPL Corp	99,945
14,720,487		PT Perusahaan Gas Negara Persero Tbk	2,902
1,228,867		PTC India Ltd	1,187
151,751		Public Power Corp	537
1,154,492		Public Service Enterprise Group, Inc	54,423
142,800		Puncak Niaga Holding BHD	50
31,206		Qatar Electricity & Water Co	1,800
171,644		Questar Corp	4,257
24,526		Red Electrica de Espana	2,125
732,703	e	Redes Energeticas Nacionais S.A.	2,399
477,241		Reliance Energy Ltd	3,842
86,387	*,m	Rosseti PJSC (ADR)	148
33,335	e	Rubis	2,674
1,349,408	e	RusHydro PJSC (ADR)	1,356
996,926		RWE AG.	12,825
1,212,499		Saeta Yield S.A.	12,050
8,448		Samchully Co Ltd	776
489,400	*	Scan Inter PCL	94
271,775		SCANA Corp	19,065
36,664	e,g	Scatec Solar ASA	173
424,593		Scottish & Southern Energy plc	9,086
15,648		Sechilienne-Sidec	242
1,321,747		Sempra Energy	137,528
238,458	e	Severn Trent plc	7,428
207,100	*	Shenzhen Nanshan Power Co Ltd	123
138,984		Shikoku Electric Power Co, Inc	1,863
109,800		Shizuoka Gas Co Ltd	735
1,414,880	*,e	SIIC Environment Holdings Ltd	718
51,469		SJW Corp	1,871
2,859,921		Snam Rete Gas S.p.A.	17,897
128,000	*,e	Sound Global Ltd	58
318,736		South Jersey Industries, Inc	9,068
1,025,118		Southern Co	53,029
198,327		Southwest Gas Corp	13,060
19,956	e	Spark Energy, Inc	359
2,104,665		Spark Infrastructure Group	3,339
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

462,900		SPCG PCL	$275
157,841	e	SPDR S&P Metals & Mining ETF	3,234
1,274,326		Suez Environnement S.A.	23,328
377,579	e	Superior Plus Corp	2,686
331,450		Taiwan Cogeneration Corp	249
205,157	*	Talen Energy Corp	1,846
342,300		Taliworks Corp BHD	115
1,530,034		Tata Power Co Ltd	1,493
1,976,662		Tauron Polska Energia S.A.	1,592
243,524		TECO Energy, Inc	6,704
157,635	e	Telecom Plus plc	2,083
4,496,065		Tenaga Nasional BHD	16,063
46,011		Terna Energy S.A.	148
2,041,633		Terna Rete Elettrica Nazionale S.p.A.	11,641
100,310	e	TerraForm Global, Inc	239
104,193	e	TerraForm Power, Inc	901
702,400	*	Thai Solar Energy PCL	86
1,334,400		Thai Tap Water Supply PCL	379
1,818,000		Tianjin Development Hldgs Ltd	923
540,007	e	Toho Gas Co Ltd	3,833
1,392,775		Tohoku Electric Power Co, Inc	17,949
2,620,819	*	Tokyo Electric Power Co, Inc	14,398
3,217,813		Tokyo Gas Co Ltd	15,000
212,326		Torrent Power Ltd	743
3,187,000		Towngas China Co Ltd	1,643
164,819		Tractebel Energia S.A.	1,681
258,910		TransAlta Corp	1,204
336,893	e	TransAlta Renewables, Inc	3,281
87,021		Transmissora Alianca de Energia Eletrica S.A.	488
404,480		UGI Corp	16,297
2,300,000	*,e	United Photovoltaics Group Ltd	190
447,071		United Utilities Group plc	5,918
43,358		Unitil Corp	1,842
51,747	e	Utilities Select Sector SPDR Fund	2,568
36,464		VA Tech Wabag Ltd	285
108,712	e	Valener, Inc	1,713
25,000	e	Vanguard FTSE Developed Markets ETF	897
218,501		Vectren Corp	11,047
1,227,640		Veolia Environnement	29,548
53,745	*,e	Vivint Solar, Inc	142
2,008,560		VPC Specialty Lending Investments plc	2,507
392,432		WEC Energy Group, Inc	23,573
559,999		Westar Energy, Inc	27,782
118,991		WGL Holdings, Inc	8,611
4,474,120		Xcel Energy, Inc	187,108
6,425		YESCO Co Ltd	208
31,882		York Water Co	973
8,409,886		YTL Corp BHD	3,535
3,463,664		YTL Power International BHD	1,314
100,000	*	Yunnan Water Investment Co Ltd	58
193,376	*	Zorlu Enerji Elektrik Uretim AS	115
		TOTAL UTILITIES	3,736,223
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

		TOTAL COMMON STOCKS	$110,182,418
		(Cost $105,817,821)

PURCHASED OPTIONS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,000		Goldman Sachs Group, Inc	1
2,000		Morgan Stanley	1
2,500		S&P 500 Index	33
2,000		S&P 500 Index	141
1,000		S&P 500 Index	50
300,000		S&P 500 Index	5,580
10,000		S&P 500 Index	30
10,000		S&P 500 Index	7
		TOTAL DIVERSIFIED FINANCIALS	5,843

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000		Express Scripts Holding Co	5
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
53,000		Apple, Inc	154
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	154
		TOTAL PURCHASED OPTIONS	6,002
		(Cost $11,945)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
6,999,965	*	ITAUSA Investimentos Itau PR	15,905
		TOTAL BANKS	15,905
CAPITAL GOODS - 0.0%
30,203		Villeroy & Boch AG	495
		TOTAL CAPITAL GOODS	495
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,896
		TOTAL DIVERSIFIED FINANCIALS	1,896
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	18,315
		(Cost $28,552)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
5,681		Banco de Credito e Inversiones	12
		TOTAL BANKS	12
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

CAPITAL GOODS - 0.0%
302,304	m	Cairn Homes plc	$13
30,914		PDG Realty S.A. Empreendimentos e Participacoes	0	^
		TOTAL CAPITAL GOODS	13

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
48,026		WCT Holdings BHD	3
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3

CONSUMER DURABLES & APPAREL - 0.0%
102,413	e,m	Vince Holding Corp	27
		TOTAL CONSUMER DURABLES & APPAREL	27

CONSUMER SERVICES - 0.0%
167,219		Minor International PCL	22
		TOTAL CONSUMER SERVICES	22

ENERGY - 0.0%
64,082	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	24

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	1
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

INSURANCE - 0.0%
236,565	e	Delta Lloyd NV	329
20,490		Qatar Insurance Co SAQ	174
		TOTAL INSURANCE	503

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	1
55,620	m	Forest Laboratories, Inc CVR	53
17,790	e,m	Omthera Pharmaceuticals, Inc	11
2,446	m	Sun Pharma Advanced Research Co Ltd	2
228,016	e,m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	97

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	0
209,978	m	OUE Hospitality Trust	0
47,582	m	Primary Health Properties plc	1
		TOTAL REAL ESTATE	1
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc			$0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
51,955	m	Jay Mart PCL			0
196,024	m	Leap Wireless International, Inc			494
		TOTAL TELECOMMUNICATION SERVICES			494

TRANSPORTATION - 0.0%
142,433	m	Qube Holdings Ltd			34
2		Thoresen Thai Agencies PCL			0	^
		TOTAL TRANSPORTATION			34

		TOTAL RIGHTS / WARRANTS			1,231
		(Cost $1,078)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.9%
GOVERNMENT AGENCY DEBT - 0.3%
$60,000,000	d	Federal Home Loan Bank (FHLB)	0.310%	04/05/16	59,999
61,000,000		FHLB	0.280	04/20/16	60,993
24,400,000	d	FHLB	0.366	05/13/16	24,393
11,300,000		FHLB	0.385	05/18/16	11,296
50,000,000	d	FHLB	0.400	05/19/16	49,983
36,000,000	d	FHLB	0.390	05/27/16	35,985
33,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.391	05/04/16	32,992
5,000,000		Federal National Mortgage Association (FNMA)	0.612	06/08/16	4,997
		TOTAL GOVERNMENT AGENCY DEBT			280,638

TREASURY DEBT - 0.3%
99,000,000		United States Treasury Bill	0.240	04/14/16	98,996
56,300,000		United States Treasury Bill	0.233	04/21/16	56,296
50,000,000		United States Treasury Bill	0.255	05/26/16	49,987
39,000,000		United States Treasury Bill	0.311-0.398	06/09/16	38,987
7,000,000	d	United States Treasury Bill	0.121	06/23/16	6,997
38,600,000	d	United States Treasury Bill	0.412	07/28/16	38,563
50,000,000	d	United States Treasury Note	0.250	04/15/16	50,000
		TOTAL TREASURY DEBT			339,826

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
CERTIFICATE OF DEPOSIT - 0.4%
243,000,000		Deutsche Bank (Cayman) Ltd	0.390	04/01/16	243,000
240,000,000		National Australia Bank Ltd	0.220	04/01/16	240,000
		TOTAL CERTIFICATE OF DEPOSIT			483,000
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

GOVERNMENT AGENCY DEBT - 0.0%
$31,000,000		Federal National Mortgage Association (FNMA)	0.075%	04/01/16	$31,000
		TOTAL GOVERNMENT AGENCY DEBT			31,000

REPURCHASE AGREEMENT - 3.3%
375,000,000	p	Barclays	0.300	04/01/16	375,000
175,000,000	q	Barclays	0.500	04/01/16	175,000
75,000,000	r	Barclays	0.300	04/01/16	75,000
25,000,000	s	Barclays	0.320	04/05/16	25,000
150,000,000	t	Calyon	0.300	04/01/16	150,000
125,000,000	u	Calyon	0.310	04/04/16	125,000
400,000,000	v	Citigroup	0.320	04/01/16	400,000
238,000,000	w	Deutsche Bank	0.320	04/01/16	238,000
85,000,000	x	Deutsche Bank	0.300	04/01/16	85,000
225,000,000	y	Goldman Sachs	0.290	04/04/16	225,000
500,000,000	z	Goldman Sachs	0.290	04/07/16	500,000
20,000,000	aa	HSBC	0.270	04/01/16	20,000
451,356,000	ab	JP Morgan Chase	0.400	04/01/16	451,356
400,000,000	ac	Nomura	0.320	04/01/16	400,000
100,000,000	ad	Royal Bank of Scotland	0.300	04/01/16	100,000
300,000,000	ae	Royal Bank of Scotland	0.310	04/05/16	300,000
		TOTAL REPURCHASE AGREEMENT			3,644,356

TREASURY DEBT - 0.5%
300,000,000		United States Treasury Bill	0.257-0.266	04/07/16	299,986
200,000,000		United States Treasury Bill	0.261-0.266	04/14/16	199,980
		TOTAL TREASURY DEBT			499,966

VARIABLE RATE SECURITIES - 0.1%
141,789,789	i	SLM Student Loan Trust 2007	0.118	01/25/19	140,693
		TOTAL VARIABLE RATE SECURITIES			140,693
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,799,015

		TOTAL SHORT-TERM INVESTMENTS			5,419,479
		(Cost $5,420,330)
		TOTAL INVESTMENTS - 104.1%			$115,628,184
		(Cost $111,280,548)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%			(4,502,079)
		NET ASSETS - 100.0%			$111,126,105
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
	ADR	American Depositary Receipt
	BRL	Brazilian Real
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt
	NVDR	Non Voting Depository Receipt
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,661,907,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/16, the aggregate value of these securities was $298,341,000, or 0.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options.
p	Agreement with Barclays, 0.30% dated 3/31/16 to be repurchased at $375,000,000 on 4/01/16, collateralized by U.S. Treasury Securities valued at $375,003,000.
q	Agreement with Barclays, 0.50% dated 3/31/16 to be repurchased at $175,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $178,500,000.
r	Agreement with Barclays, 0.30% dated 3/31/16 to be repurchased at $75,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $76,500,000.
s	Agreement with Barclays, 0.32% dated 3/29/16 to be repurchased at $25,000,000 on 4/05/16, collateralized by U.S. Government Agency Securities valued at $25,500,000.
t	Agreement with Calyon, 0.30% dated 3/31/16 to be repurchased at $150,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $153,000,000.
u	Agreement with Calyon, 0.31% dated 3/28/16 to be repurchased at $125,000,000 on 4/04/16, collateralized by U.S. Government Agency Securities valued at $127,500,000.
v	Agreement with Citigroup, 0.32% dated 3/28/16 to be repurchased at $400,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $408,000,000.
w	Agreement with Deutsche Bank, 0.32% dated 3/31/16 to be repurchased at $238,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $242,760,000.
x	Agreement with Deutsche Bank, 0.30% dated 3/31/16 to be repurchased at $85,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $86,700,000.
y	Agreement with Goldman Sachs, 0.29% dated 3/28/16 to be repurchased at $225,000,000 on 4/04/16, collateralized by U.S. Government Agency Securities valued at $229,501,000.
z	Agreement with Goldman Sachs, 0.29% dated 3/31/16 to be repurchased at $500,000,000 on 4/07/16, collateralized by U.S. Government Agency Securities valued at $510,000,000.
aa	Agreement with HSBC, 0.27% dated 3/31/16 to be repurchased at $20,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $20,404,000.
ab	Agreement with JP Morgan Chase, 0.40% dated 3/31/16 to be repurchased at $451,356,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $460,390,000.
ac	Agreement with Nomura, 0.32% dated 3/31/16 to be repurchased at $400,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $408,000,000.
ad	Agreement with Royal Bank of Scotland, 0.30% dated 3/31/16 to be repurchased at $100,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $102,005,000.
ae	Agreement with Royal Bank of Scotland, 0.31% dated 3/29/16 to be repurchased at $300,000,000 on 4/05/16, collateralized by U.S. Government Agency Securities valued at $306,003,000.

Cost amounts are in thousands.
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2016

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$80,614,612	70.1%
TOTAL DOMESTIC	80,614,612	70.1
FOREIGN

ARGENTINA	7,904	0.0
AUSTRALIA	1,416,592	1.2
AUSTRIA	137,163	0.1
BELGIUM	289,955	0.3
BERMUDA	131,674	0.1
BRAZIL	458,782	0.4
CANADA	2,263,403	2.0
CAYMAN ISLANDS	1,821	0.0
CHILE	91,763	0.1
CHINA	1,798,904	1.6
COLOMBIA	37,106	0.0
CYPRUS	64	0.0
CZECH REPUBLIC	14,232	0.0
DENMARK	459,071	0.4
EGYPT	18,924	0.0
FAROE ISLANDS	6,576	0.0
FINLAND	280,693	0.2
FRANCE	2,440,915	2.1
GEORGIA	2,730	0.0
GERMANY	2,053,445	1.8
GREECE	25,345	0.0
GUERNSEY, C.I.	409	0.0
HONG KONG	893,518	0.8
HUNGARY	24,994	0.0
INDIA	711,380	0.6
INDONESIA	210,364	0.2
IRELAND	491,041	0.4
ISLE OF MAN	8,281	0.0
ISRAEL	266,461	0.2
ITALY	609,322	0.5
JAPAN	5,588,217	4.8
JERSEY, C.I.	14,921	0.0
JORDAN	12,947	0.0
KOREA, REPUBLIC OF	1,217,804	1.1
LUXEMBOURG	91,867	0.1
MACAU	8,627	0.0
MALAYSIA	244,693	0.2
MALTA	9,041	0.0
MEXICO	347,837	0.3
MONACO	5,621	0.0
NETHERLANDS	1,066,538	0.9
NEW ZEALAND	111,699	0.1
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited) (concluded)

March 31, 2016

	Value	% of total
Country	(000)	portfolio
NORWAY	$216,116	0.2%
PAKISTAN	2,997	0.0
PANAMA	11,515	0.0
PERU	51,414	0.0
PHILIPPINES	132,601	0.1
POLAND	93,148	0.1
PORTUGAL	57,768	0.0
PUERTO RICO	20,095	0.0
QATAR	48,112	0.0
ROMANIA	4,019	0.0
RUSSIA	236,939	0.2
SINGAPORE	580,633	0.5
SOUTH AFRICA	492,444	0.4
SPAIN	501,615	0.4
SWEDEN	603,234	0.5
SWITZERLAND	1,857,588	1.6
TAIWAN	1,061,067	0.9
THAILAND	174,750	0.2
TURKEY	127,502	0.1
UNITED ARAB EMIRATES	67,911	0.1
UNITED KINGDOM	4,797,703	4.1
VIETNAM	1,710	0.0
VIRGIN ISLANDS, U.S.	47	0.0
TOTAL FOREIGN	35,013,572	29.9

TOTAL PORTFOLIO	$115,628,184	100.0%
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 98.9%

AUSTRALIA - 1.9%
200,307		AGL Energy Ltd	$2,820
1,019,297	e	Alumina Ltd	1,014
524,899		Amcor Ltd	5,764
1,115,621		AMP Ltd	4,945
188,439		APA Group	1,271
92,018		Aristocrat Leisure Ltd	726
321,889	*	Arrium Ltd	5
225,529		Asciano Group	1,550
299,108		AusNet Services	341
1,618,840		Australia & New Zealand Banking Group Ltd	29,020
63,658		Australian Stock Exchange Ltd	2,019
63,819		Bank of Queensland Ltd	592
77,753		Bendigo Bank Ltd	528
2,502,336		BHP Billiton Ltd	32,335
468,020		BHP Billiton plc	5,241
126,480		BlueScope Steel Ltd	598
127,090		Boral Ltd	601
484,780		Brambles Ltd	4,491
45,891		Caltex Australia Ltd	1,197
97,611		Challenger Financial Services Group Ltd	626
50,450		CIMIC Group Ltd	1,342
201,966		Coca-Cola Amatil Ltd	1,368
9,757		Cochlear Ltd	763
706,131		Commonwealth Bank of Australia	40,482
164,494		Computershare Ltd	1,231
61,913		Crown Resorts Ltd	591
160,756		CSL Ltd	12,493
164,457		Dexus Property Group	999
394,537	m	DUET Group (ASE Exchange)	677
71,877		DuluxGroup Ltd	345
9,286	e	Flight Centre Travel Group Ltd	308
272,021	e	Fortescue Metals Group Ltd	529
305,138		GPT Group (ASE)	1,168
92,526		Harvey Norman Holdings Ltd	333
296,918		Healthscope Ltd	604
71,430		Iluka Resources Ltd	358
389,201		Incitec Pivot Ltd	950
759,763		Insurance Australia Group Ltd	3,245
213,106		Lend Lease Corp Ltd	2,262
301,104		Macquarie Goodman Group	1,540
94,811		Macquarie Group Ltd	4,799
465,786		Medibank Pvt Ltd	1,045
1,308,969		Mirvac Group	1,940
1,065,118		National Australia Bank Ltd	21,386
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

434,670	*	Newcrest Mining Ltd	$5,625
233,616		Oil Search Ltd	1,217
129,882		Orica Ltd	1,528
652,777		Origin Energy Ltd	2,542
328,034		Orora Ltd	628
72,671		Oxiana Ltd	278
38,977		Platinum Asset Mangement Ltd	190
2,715,446		Qantas Airways Ltd	8,476
532,598		QBE Insurance Group Ltd	4,451
357,179		QR National Ltd	1,085
23,883		Ramsay Health Care Ltd	1,121
8,961		REA Group Ltd	371
43,305		Recall Holdings Ltd	249
555,981		Santos Ltd	1,723
1,671,352		Scentre Group	5,689
55,758	e	Seek Ltd	692
42,421		Shopping Centres Australasia Property Group	74
67,489		Sonic Healthcare Ltd	968
1,542,987	*	South32 Ltd	1,731
3,282,251		Star Entertainment Grp Ltd	14,275
916,372		Stockland Trust Group	2,998
502,834		Suncorp-Metway Ltd	4,588
257,112		Sydney Airport	1,317
139,614		Tabcorp Holdings Ltd	458
248,293		Tattersall’s Ltd	719
1,721,666		Telstra Corp Ltd	7,026
50,991		TPG Telecom Ltd	443
553,202		Transurban Group (ASE)	4,805
125,959	*	Treasury Wine Estates Ltd	930
571,599		Vicinity Centres	1,397
76,605	e	Vocus Communications Ltd	489
416,237		Wesfarmers Ltd	13,212
732,585		Westfield Corp	5,609
1,399,553		Westpac Banking Corp	32,508
253,615		Woodside Petroleum Ltd	5,073
415,331		Woolworths Ltd	7,029
14,169	e	WorleyParsons Ltd	59
		TOTAL AUSTRALIA	338,015

AUSTRIA - 0.0%
8,941	e	Andritz AG.	490
31,753	*	Erste Bank der Oesterreichischen Sparkassen AG.	891
65,989	*,e,m	Immoeast AG.	0
16,837		OMV AG.	473
13,610	*,e	Raiffeisen International Bank Holding AG.	206
132,748		Voestalpine AG.	4,427
123,165		Wienerberger AG.	2,365
		TOTAL AUSTRIA	8,852

BELGIUM - 0.2%
22,336		Ageas	884
268,036		Anheuser-Busch InBev NV	33,300
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	$0
17,185		Belgacom S.A.	586
8,060		Colruyt S.A.	469
11,692		Delhaize Group	1,219
9,045		Groupe Bruxelles Lambert S.A.	745
28,179		KBC Groep NV	1,451
8,380		Solvay S.A.	838
6,117		Telenet Group Holding NV	309
14,419		UCB S.A.	1,101
10,909		Umicore	541
		TOTAL BELGIUM	41,443

BERMUDA - 0.1%
47,325	*	Arch Capital Group Ltd	3,365
823,016		Marvell Technology Group Ltd	8,485
16,101		RenaissanceRe Holdings Ltd	1,930
		TOTAL BERMUDA	13,780

BRAZIL - 0.0%
808,060		Banco Itau Holding Financeira S.A.	7,014
		TOTAL BRAZIL	7,014

CANADA - 3.2%
138,589		Agnico-Eagle Mines Ltd	5,014
34,328	e	Agrium, Inc	3,031
799,398		Alimentation Couche Tard, Inc	35,577
56,846	e	AltaGas Income Trust	1,462
54,719	e	ARC Resources Ltd	796
12,685		Atco Ltd	384
240,290	*	Bank of Montreal	14,592
439,445		Bank of Nova Scotia	21,476
330,619		Barrick Gold Corp (Canada)	4,491
169,724	e	BCE, Inc	7,735
293,887	*	Blackberry Ltd (New)	2,385
302,614	*	Bombardier, Inc	308
275,743		Brookfield Asset Management, Inc	9,590
146,861		CAE, Inc	1,698
63,182	e	Cameco Corp (Toronto)	811
151,890		Canadian Imperial Bank of Commerce/Canada	11,347
259,604	e	Canadian National Railway Co	16,223
340,952		Canadian Natural Resources Ltd (Canada)	9,222
111,533		Canadian Pacific Railway Ltd (Toronto)	14,818
82,730		Canadian Tire Corp Ltd	8,612
19,814		Canadian Utilities Ltd	555
190,617	e	Cara Operations Ltd	4,278
4,427		CCL Industries	840
390,000	*	Celestica, Inc	4,282
747,804		Cenovus Energy, Inc (Toronto)	9,731
99,895	*	CGI Group, Inc	4,774
122,883	e	CI Financial Corp	2,715
4,054		Constellation Software, Inc	1,660
101,256	e	Crescent Point Energy Corp	1,402
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

414,982		Dollarama, Inc	$29,201
460,763		Eldorado Gold Corp	1,447
61,464		Element Financial Corp	663
32,297		Empire Co Ltd	560
344,880	e	Enbridge, Inc	13,426
481,582		EnCana Corp	2,937
5,741		Fairfax Financial Holdings Ltd	3,214
26,808		Finning International, Inc	394
17,553		First Capital Realty, Inc	279
110,348	e	First Quantum Minerals Ltd	581
130,104	e	Fortis, Inc	4,078
77,831		Franco-Nevada Corp	4,780
58,163		George Weston Ltd	5,207
263,637		Gildan Activewear, Inc	8,039
318,203		Goldcorp, Inc	5,162
65,922		Great-West Lifeco, Inc	1,814
99,561		H&R Real Estate Investment Trust	1,609
55,848		Husky Energy, Inc	695
60,929	e	IGM Financial, Inc	1,835
343,800	*	Imax Corp	10,689
132,929		Imperial Oil Ltd	4,441
53,661		Industrial Alliance Insurance and Financial Services, Inc	1,620
30,703		Intact Financial Corp	2,150
169,280	e	Inter Pipeline Ltd	3,487
12,826		Jean Coutu Group PJC, Inc	217
92,751	e	Keyera Corp	2,815
770,944	*	Kinross Gold Corp	2,630
137,838		Linamar Corp	6,632
60,435		Loblaw Cos Ltd	3,384
160,000		Magna International, Inc (Class A)	6,874
165,246		Magna International, Inc (Class A) (Toronto)	7,103
612,562		Manulife Financial Corp	8,669
48,209		Methanex Corp	1,549
353,842		Metro, Inc	12,277
151,864		National Bank of Canada	4,968
16,824		Onex Corp	1,025
142,233		Open Text Corp	7,368
167,216	e	Pembina Pipeline Income Fund	4,520
98,151	e	Peyto Exploration & Development Corp	2,183
343,160		Potash Corp of Saskatchewan	5,842
175,355		Power Corp Of Canada	4,045
124,286	e	Power Financial Corp	3,107
28,539	e	PrairieSky Royalty Ltd	541
70,255	e	Progressive Waste Solutions Ltd	2,184
1,599		Restaurant Brands International LP	62
106,400		Restaurant Brands International, Inc	4,132
96,792		Restaurant Brands International, Inc (Toronto)	3,759
24,760		RioCan Real Estate Investment Trust	507
100,175		Rogers Communications, Inc (Class B)	4,011
643,959		Royal Bank of Canada	37,103
114,177		Saputo, Inc	3,661
26,340	*	Seven Generations Energy Ltd	396
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

87,251	e	Shaw Communications, Inc (B Shares)	$1,686
200,016	e	Silver Wheaton Corp	3,319
10,338		Smart Real Estate Investment Trust	270
23,973		SNC-Lavalin Group, Inc	876
247,683	*,g	Spin Master Corp	4,375
180,041		Sun Life Financial, Inc	5,808
1,115,979		Suncor Energy, Inc	31,080
100,161	e	Teck Cominco Ltd	760
101,098		TELUS Corp	3,291
1,366,793	e	Toronto-Dominion Bank	58,997
287,110	*	Tourmaline Oil Corp	6,079
219,171	e	TransCanada Corp	8,617
162,941	e	TransForce, Inc	2,802
463,733	*	Turquoise Hill Resources Ltd	1,185
199,728	e	Veresen, Inc	1,349
17,537	e	Vermilion Energy, Inc	513
10,710		West Fraser Timber Co Ltd	430
180,000		WestJet Airlines Ltd	2,854
151,718	e	Yamana Gold, Inc	460
		TOTAL CANADA	584,432

CHILE - 0.0%
44,909	e	Antofagasta plc	302
130,000		Sociedad Quimica y Minera de Chile S.A. (ADR)	2,671
		TOTAL CHILE	2,973

CHINA - 0.1%
65,960	*	Alibaba Group Holding Ltd (ADR)	5,213
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,122,000		China Aoyuan Property Group Ltd	229
7,346,800		China Everbright International Ltd	8,205
1,300,255	*	China New Town Development Co Ltd	48
399,188		China Overseas Land & Investment Ltd	1,264
203,000		CNOOC Ltd	237
84,259	*	JD.com, Inc (ADR)	2,233
2,397,612		Sino-Ocean Land Holdings Ltd	1,136
144,500		Tencent Holdings Ltd	2,954
310,149		Yangzijiang Shipbuilding	225
		TOTAL CHINA	21,756

DENMARK - 0.9%
437		AP Moller - Maersk AS (Class A)	558
784		AP Moller - Maersk AS (Class B)	1,028
12,205		Carlsberg AS (Class B)	1,161
11,358		Christian Hansen Holding	762
12,413		Coloplast AS	939
531,753		Danske Bank AS	15,006
21,904		DSV AS	911
6,127	*	Genmab AS	848
956,439	*	H Lundbeck AS	31,544
17,113		ISS A.S.	686
1,574,366		Novo Nordisk AS	85,258
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

26,304		Novozymes AS	$1,181
92,465		Pandora AS	12,089
180,000		Sydbank AS	5,154
93,770		TDC AS	458
300,000	*	Topdanmark AS	7,622
13,213		Tryg A.S.	256
25,219		Vestas Wind Systems AS	1,777
2,902	*	William Demant Holding	291
		TOTAL DENMARK	167,529

FINLAND - 0.5%
15,898	e	Elisa Oyj (Series A)	617
50,506	e	Fortum Oyj	764
352,600		Huhtamaki Oyj	13,073
50,000	e	Kesko Oyj (B Shares)	2,206
37,947	e	Kone Oyj (Class B)	1,826
13,127	e	Metso Oyj	313
264,496	e	Neste Oil Oyj	8,692
4,158,099		Nokia Oyj (Turquoise)	24,667
12,920	e	Nokian Renkaat Oyj	456
11,633	e	Orion Oyj (Class B)	384
584,285	e	Sampo Oyj (A Shares)	27,674
62,740		Stora Enso Oyj (R Shares)	561
60,826	e	UPM-Kymmene Oyj	1,100
16,617		Wartsila Oyj (B Shares)	751
		TOTAL FINLAND	83,084

FRANCE - 3.1%
441,459		Accor S.A.	18,674
3,398		Aeroports de Paris	420
38,808		Air Liquide	4,354
17,219	*,e	Alstom RGPT	439
91,731		Arkema	6,872
9,629		Atos Origin S.A.	782
223,000		AXA S.A.	5,229
428,575		BNP Paribas	21,532
99,495		Bollore	386
97,709		Bouygues S.A.	3,972
29,640		Bureau Veritas S.A.	659
18,387		Cap Gemini S.A.	1,725
62,619		Carrefour S.A.	1,720
6,383	e	Casino Guichard Perrachon S.A.	365
1		CGG (ADR)	0	^
6,081		Christian Dior S.A.	1,101
19,425		CNP Assurances	302
732,637		Compagnie de Saint-Gobain	32,180
119,409		Credit Agricole S.A.	1,291
255,998		Dassault Systemes S.A.	20,283
24,301		Edenred	471
27,388	e	Electricite de France	307
23,257		Essilor International S.A.	2,866
4,593	*	Eurazeo	310
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

301,748		European Aeronautic Defence and Space Co	$19,993
19,444		Eutelsat Communications	627
506,229		Faurecia	19,165
3,462		Fonciere Des Regions	326
1,284,914		France Telecom S.A.	22,438
388,811		Gaz de France	6,024
3,944	e	Gecina S.A.	541
357,723		Groupe Danone	25,381
52,315		Groupe Eurotunnel S.A.	586
2,975		Hermes International	1,046
3,819		Icade	292
3,046		Iliad S.A.	783
4,101		Imerys S.A.	286
6,209		Ingenico	712
733,721		JC Decaux S.A.	32,113
25,177	e	Klepierre	1,203
13,508		Lagardere S.C.A.	358
30,173		Legrand S.A.	1,686
114,009		L’Oreal S.A.	20,395
31,635	e	LVMH Moet Hennessy Louis Vuitton S.A.	5,406
21,138		Michelin (C.G.D.E.) (Class B)	2,160
106,271		Natixis	522
12,778		Numericable SAS	537
23,956		Pernod-Ricard S.A.	2,668
50,829	*	Peugeot S.A.	870
8,602		PPR	1,536
21,283		Publicis Groupe S.A.	1,492
2,703	e	Remy Cointreau S.A.	205
118,655		Renault S.A.	11,792
741,544		Rexel S.A.	10,571
35,357		Safran S.A.	2,468
456,291		Sanofi-Aventis	36,684
170,538		Schneider Electric S.A.	10,747
17,399		SCOR SE	613
3,277		Societe BIC S.A.	492
81,903		Societe Generale	3,026
10,738		Sodexho Alliance S.A.	1,156
293,752		Suez Environnement S.A.	5,378
12,078		Technip S.A.	669
314,852		Teleperformance	27,654
46,891		Thales S.A.	4,098
1,826,768		Total S.A.	83,120
28,156		Unibail-Rodamco	7,722
243,179		Valeo S.A.	37,814
51,053		Veolia Environnement	1,229
220,543		Vinci S.A.	16,370
131,018		Vivendi Universal S.A.	2,746
3,264		Wendel	355
23,122		Zodiac S.A.	462
		TOTAL FRANCE	560,757
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

GERMANY - 2.6%
67,724		Adidas-Salomon AG.	$7,907
122,539		Allianz AG.	19,901
4,989	e	Axel Springer AG.	269
103,923		BASF SE	7,814
665,695		Bayer AG.	78,006
121,655		Bayerische Motoren Werke AG.	11,169
5,283		Bayerische Motoren Werke AG. (Preference)	422
473,594		Beiersdorf AG.	42,658
150,000		Borussia Dortmund GmbH & Co KGaA	686
17,280		Brenntag AG.	985
121,245	*	Commerzbank AG.	1,052
140,335		Continental AG.	31,829
751,514		Daimler AG. (Registered)	57,515
52,583	*	Deutsche Annington Immobilien SE	1,888
156,108		Deutsche Bank AG.	2,650
245,510		Deutsche Boerse AG.	20,904
26,842	*	Deutsche Lufthansa AG.	433
109,637		Deutsche Post AG.	3,043
1,735,851		Deutsche Telekom AG.	31,121
37,914		Deutsche Wohnen AG.	1,177
65,000		Duerr AG.	5,098
226,480		E.ON AG.	2,166
15,461		Evonik Industries AG.	462
4,655		Fraport AG. Frankfurt Airport Services Worldwide	282
180,000		Freenet AG.	5,376
114,849		Fresenius Medical Care AG.	10,133
43,201		Fresenius SE	3,149
7,690		Fuchs Petrolub AG. (Preference)	343
20,567		GEA Group AG.	1,003
76,741		Hannover Rueckversicherung AG.	8,919
16,033		HeidelbergCement AG.	1,370
11,676		Henkel KGaA	1,145
20,248		Henkel KGaA (Preference)	2,227
7,566		Hugo Boss AG.	495
127,518		Infineon Technologies AG.	1,808
22,128	e	K&S AG.	516
2,485		Kabel Deutschland Holding AG.	278
10,338		Lanxess AG.	495
21,036		Linde AG.	3,056
4,019		MAN AG.	435
14,691		Merck KGaA	1,222
20,309	e	Metro AG.	628
48,891		Muenchener Rueckver AG.	9,922
10,057		Osram Licht AG.	517
17,465		Porsche AG.	903
550,694		ProSiebenSat. Media AG.	28,270
56,051		RWE AG.	721
142,265		SAP AG.	11,448
295,648	*,g	Scout24 AG.	10,232
296,091		Siemens AG.	31,315
150,000		Software AG.	5,859
13,785		Symrise AG.	923
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

80,775		Telefonica Deutschland Holding AG.	$437
41,470		ThyssenKrupp AG.	859
56,175		TUI AG. (DI)	869
13,998		United Internet AG.	701
7,521		Volkswagen AG.	1,093
17,017		Volkswagen AG. (Preference)	2,160
9,953	*,g	Zalando SE	326
		TOTAL GERMANY	478,590

HONG KONG - 1.0%
6,307,958		AIA Group Ltd	35,855
40,318		ASM Pacific Technology	317
200,255	e	Bank of East Asia Ltd	748
1,283,353		BOC Hong Kong Holdings Ltd	3,834
198,431		Cathay Pacific Airways Ltd	344
111,723		Cheung Kong Infrastructure Holdings Ltd	1,093
1,005,043		Cheung Kong Property Holdings Ltd	6,477
1,792,000		China Gas Holdings Ltd	2,645
625,000		Chow Sang Sang Holding	942
1,003,043		CK Hutchison Holdings Ltd	13,032
652,954		CLP Holdings Ltd	5,910
397,463		First Pacific Co	297
397,803		Galaxy Entertainment Group Ltd	1,493
1,063,434	*	Global Brands Group Holding Ltd	129
209,000	*	Glorious Property Holdings Ltd	24
777,517		Hang Lung Group Ltd	2,232
3,105,803		Hang Lung Properties Ltd	5,930
421,972		Hang Seng Bank Ltd	7,466
528,198		Henderson Land Development Co Ltd	3,248
455,500	g	HK Electric Investments & HK Electric Investments Ltd	401
451,660		HKT Trust and HKT Ltd	622
2,762,066		Hong Kong & China Gas Ltd	5,163
405,276		Hong Kong Electric Holdings Ltd	4,148
267,624		Hong Kong Exchanges and Clearing Ltd	6,449
100,500		Hongkong Land Holdings Ltd	602
108,760		Hysan Development Co Ltd	463
41,900		Jardine Matheson Holdings Ltd	2,390
1,572,448		Kerry Properties Ltd	4,317
2,067,027	e	Li & Fung Ltd	1,225
381,468		Link REIT	2,266
16,444	e	Melco Crown Entertainment Ltd (ADR)	271
570,280		MTR Corp	2,826
2,074,038		New World Development Co Ltd	1,979
791,002	*,e	Noble Group Ltd	258
258,384		NWS Holdings Ltd	412
711,040		PCCW Ltd	461
1,071,133		Sands China Ltd	4,373
2,770,286	*	Shanghai Real Estate Ltd	84
197,992		Shangri-La Asia Ltd	226
2,242,000		Shimao Property Holdings Ltd	3,325
518,542		Sino Land Co	824
324,611		SJM Holdings Ltd	232
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

1,560,642		Sun Hung Kai Properties Ltd	$19,097
195,628		Swire Pacific Ltd (Class A)	2,110
1,895,800		Swire Properties Ltd	5,132
230,902		Techtronic Industries Co	915
1,001,500	*,g	WH Group Ltd	724
2,136,776		Wharf Holdings Ltd	11,704
156,334		Wheelock & Co Ltd	699
124,912		Yue Yuen Industrial Holdings	429
		TOTAL HONG KONG	176,143

INDIA - 0.3%
200,000		Axis Bank Ltd	1,341
133,600		Container Corp Of India Ltd	2,508
322,531	*	DEN Networks Ltd	420
2,460,238		DLF Ltd	4,262
450,000		HDFC Bank Ltd	7,294
350,000		Hindustan Petroleum Corp Ltd	4,162
244,517		Housing Development Finance Corp	4,080
450,000		ICICI Bank Ltd (ADR)	3,222
280,000		ITC Ltd	1,387
120,000	*	Just Dial Ltd	1,388
99,896	*	LIC Housing Finance Ltd	744
210,000		Lupin Ltd	4,690
90,834	*	Prestige Estates Projects Ltd	237
1,113,028	*	Puravankara Projects Ltd	796
111,069		Reliance Industries Ltd	1,753
154,738		Shriram Transport Finance Co Ltd	2,227
322,832	*	Sobha Developers Ltd	1,335
400,000	*	Sun Pharmaceutical Industries Ltd	4,951
813,513	*	Sunteck Realty Ltd	2,791
26,406,156	*	Unitech Ltd	1,974
354,303		Yes Bank Ltd	4,629
		TOTAL INDIA	56,191

IRELAND - 1.1%
11,076,850	*	Bank of Ireland	3,204
1,664,593		CRH plc	47,013
109,299		Experian Group Ltd	1,951
2,902,262		Green REIT plc	4,652
4,220,177		Hibernia REIT plc	6,252
147,992	*,m	Irish Bank Resolution Corp Ltd	0
75,840		James Hardie Industries NV	1,038
322,340		Kerry Group plc (Class A)	29,977
9,164		Paddy Power plc	1,278
6,144	*	Ryanair Holdings plc	99
436,430		Ryanair Holdings plc (ADR)	37,455
393,532		Shire Ltd	22,445
977,088		Smurfit Kappa Group plc	25,134
535,950		XL Capital Ltd	19,723
		TOTAL IRELAND	200,221
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

ISRAEL - 0.2%
4,407		Azrieli Group	$173
118,385		Bank Hapoalim Ltd	615
155,050		Bank Leumi Le-Israel	557
224,071		Bezeq Israeli Telecommunication Corp Ltd	506
7,598	*,e	Check Point Software Technologies	665
542		Delek Group Ltd	93
58,046		Israel Chemicals Ltd	252
16,313		Mizrahi Tefahot Bank Ltd	191
6,639		Nice Systems Ltd	431
103,377		Teva Pharmaceutical Industries Ltd	5,560
546,697		Teva Pharmaceutical Industries Ltd (ADR)	29,254
		TOTAL ISRAEL	38,297

ITALY - 1.0%
4,000,000		A2A S.p.A.	5,194
131,263		Assicurazioni Generali S.p.A.	1,943
46,575		Autostrade S.p.A.	1,290
12,249,599		Banca Intesa S.p.A.	33,870
110,370		Banca Intesa S.p.A. RSP	286
600,044		Banca Mediolanum S.p.A	4,786
103,393	e	Banche Popolari Unite Scpa	382
41,493	*	Banco Popolare SC	285
198,795		Enel Green Power S.p.A	427
4,554,648		Enel S.p.A.	20,192
848,093		ENI S.p.A.	12,808
123,169		Exor S.p.A.	4,407
216,850	*,e	Ferrari NV	9,007
46,324	*	Finmeccanica S.p.A.	587
129,768		Fondiaria-Sai S.p.A	300
297,543		Luxottica Group S.p.A.	16,391
2,184,673		Mediaset S.p.A.	9,006
5,145,221		Mediobanca S.p.A.	37,002
617,000		Moncler S.p.A	10,409
765,600	*,g	OVS S.p.A	4,486
22,306		Prysmian S.p.A.	505
713,620	*	Saipem S.p.A.	285
236,993		Snam Rete Gas S.p.A.	1,483
658,729		Telecom Italia RSP	576
1,295,162	*,e	Telecom Italia S.p.A.	1,396
169,701		Terna Rete Elettrica Nazionale S.p.A.	968
540,407		UniCredit S.p.A	1,948
304,209	*,e	Yoox S.p.A	9,322
		TOTAL ITALY	189,541

JAPAN - 8.1%
4,600		ABC-Mart, Inc	294
71,300	*,e	Acom Co Ltd	359
600		Activia Properties Inc	3,110
990		Advance Residence Investment Corp	2,505
113,409		Aeon Co Ltd	1,638
18,403		AEON Financial Service Co Ltd	433
20,260		Aeon Mall Co Ltd	300
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

27,000		Air Water, Inc	$400
215,642		Aisin Seiki Co Ltd	8,117
287,929		Ajinomoto Co, Inc	6,492
30,600		Alfresa Holdings Corp	587
202,435	e	All Nippon Airways Co Ltd	570
63,400		Alps Electric Co Ltd	1,106
59,944		Amada Co Ltd	584
195,848		Aozora Bank Ltd	684
227,307		Asahi Breweries Ltd	7,075
162,773		Asahi Glass Co Ltd	891
479,134		Asahi Kasei Corp	3,236
27,700		Asics Corp	494
735,600		Astellas Pharma, Inc	9,776
139,105		Bank of Kyoto Ltd	907
467,971	m	Bank of Yokohama Ltd	2,141
11,753	e	Benesse Holdings Inc	338
610,304		Bridgestone Corp	22,778
41,285		Brother Industries Ltd	474
52,600		Calbee, Inc	2,087
185,597		Canon, Inc	5,535
35,533	e	Casio Computer Co Ltd	717
59,300		Central Japan Railway Co	10,487
306,323		Chiba Bank Ltd	1,526
252,166		Chubu Electric Power Co, Inc	3,519
93,958		Chugai Pharmaceutical Co Ltd	2,907
65,000	e	Chugoku Bank Ltd	676
111,853	e	Chugoku Electric Power Co, Inc	1,509
46,642		Citizen Watch Co Ltd	264
265,600	e	COOKPAD, Inc	4,240
25,855		Credit Saison Co Ltd	450
470,000	*,e	CYBERDYNE, Inc	8,976
93,076		Dai Nippon Printing Co Ltd	826
50,930		Daicel Chemical Industries Ltd	694
33,390	e	Daihatsu Motor Co Ltd	470
187,700		Dai-ichi Mutual Life Insurance Co	2,275
110,297		Daiichi Sankyo Co Ltd	2,448
96,346		Daikin Industries Ltd	7,196
38,911		Daito Trust Construction Co Ltd	5,519
240,956		Daiwa House Industry Co Ltd	6,773
601,300		Daiwa Securities Group, Inc	3,696
155,000	e	Dena Co Ltd	2,668
281,945		Denso Corp	11,317
37,655		Dentsu, Inc	1,889
70,600		Don Quijote Co Ltd	2,452
243,852		East Japan Railway Co	21,035
44,017		Eisai Co Ltd	2,646
157,293		Electric Power Development Co	4,907
20,000	*,e	Euglena Co Ltd	290
10,144		FamilyMart Co Ltd	527
50,743		Fanuc Ltd	7,859
22,418		Fast Retailing Co Ltd	7,163
1,246,822		Fuji Electric Holdings Co Ltd	4,311
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

757,942		Fuji Heavy Industries Ltd	$26,765
513,484		Fujifilm Holdings Corp	20,297
362,991		Fujitsu Ltd	1,342
314,663		Fukuoka Financial Group, Inc	1,025
4,250		GLP J-Reit	4,841
159,400	e	GMO Payment Gateway, Inc	10,770
75,800	e	GungHo Online Entertainment Inc	213
154,879		Gunma Bank Ltd	640
159,842		Hachijuni Bank Ltd	689
39,800		Hakuhodo DY Holdings, Inc	451
24,600		Hamamatsu Photonics KK	678
199,000		Hankyu Hanshin Holdings, Inc	1,269
700,000		Haseko Corp	6,517
3,200		Hikari Tsushin, Inc	244
104,482		Hino Motors Ltd	1,129
5,200		Hirose Electric Co Ltd	573
207,000		Hiroshima Bank Ltd	755
10,067		Hisamitsu Pharmaceutical Co, Inc	450
17,952		Hitachi Chemical Co Ltd	323
18,822	e	Hitachi Construction Machinery Co Ltd	299
139,200		Hitachi High-Technologies Corp	3,919
4,709,285		Hitachi Ltd	22,072
36,900		Hitachi Metals Ltd	381
479,000		Hokuhoku Financial Group, Inc	629
68,931		Hokuriku Electric Power Co	974
571,596		Honda Motor Co Ltd	15,628
7,000		Hoshizaki Electric Co Ltd	584
574,553		Hoya Corp	21,839
1,552		Ichigo Real Estate Investment Corp	1,198
15,500	e	Idemitsu Kosan Co Ltd	277
25,300		Iida Group Holdings Co Ltd	493
350		Industrial & Infrastructure Fund Investment Corp	1,625
287,400		Infomart Corp	2,581
165,700		Inpex Holdings, Inc	1,255
172,981		Isetan Mitsukoshi Holdings Ltd	2,020
2,947,878		Ishikawajima-Harima Heavy Industries Co Ltd	6,240
446,000	*,e	Istyle, Inc	3,963
103,700		Isuzu Motors Ltd	1,070
943,170		Itochu Corp	11,590
28,000		Itochu Techno-Science Corp	528
96,952		Iyo Bank Ltd	634
296,500		J Front Retailing Co Ltd	3,934
327,000		Japan Airlines Co Ltd	11,988
7,500	e	Japan Airport Terminal Co Ltd	266
70,400	*	Japan Post Bank Co Ltd	867
78,400	*	Japan Post Holdings Co Ltd	1,049
146		Japan Prime Realty Investment Corp	595
229		Japan Real Estate Investment Corp	1,322
4,643		Japan Rental Housing Investments, Inc	3,426
935		Japan Retail Fund Investment Corp	2,245
639,900		Japan Tobacco, Inc	26,634
86,004		JFE Holdings, Inc	1,155
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

87,978	e	JGC Corp	$1,316
257,624		Joyo Bank Ltd	883
31,553		JSR Corp	454
435,603		JTEKT Corp	5,653
838,780		JX Holdings, Inc	3,230
347,372		Kajima Corp	2,176
25,000	e	Kakaku.com, Inc	464
84,252		Kamigumi Co Ltd	793
47,900		Kaneka Corp	410
282,674	*	Kansai Electric Power Co, Inc	2,501
40,380		Kansai Paint Co Ltd	648
271,453		Kao Corp	14,474
647,212	e	Kawasaki Heavy Industries Ltd	1,867
647,200		KDDI Corp	17,268
89,000		Keihan Electric Railway Co Ltd	627
305,622		Keihin Electric Express Railway Co Ltd	2,688
239,910		Keio Corp	2,105
48,426		Keisei Electric Railway Co Ltd	681
1,838		Kenedix Realty Investment Corp	10,536
15,651		Keyence Corp	8,536
24,795	e	Kikkoman Corp	814
400,914		Kintetsu Corp	1,625
143,349		Kirin Brewery Co Ltd	2,008
530,084		Kobe Steel Ltd	466
17,900		Koito Manufacturing Co Ltd	811
160,722		Komatsu Ltd	2,732
16,273	e	Konami Corp	481
79,113		Konica Minolta Holdings, Inc	671
5,300		Kose Corp	515
1,193,558		Kubota Corp	16,292
61,474		Kuraray Co Ltd	751
18,645		Kurita Water Industries Ltd	425
55,800		Kyocera Corp	2,457
330,345		Kyowa Hakko Kogyo Co Ltd	5,271
164,484	*,e	Kyushu Electric Power Co, Inc	1,563
60,900	*	Kyushu Financial Group, Inc	350
2,177	*	LaSalle Logiport REIT	2,103
11,251		Lawson, Inc	942
45,923		LIXIL Group Corp	937
127,400		M3, Inc	3,204
20,600		Mabuchi Motor Co Ltd	958
250,000	e	Maeda Corp	1,861
43,036		Makita Corp	2,668
1,018,172	e	Marubeni Corp	5,151
38,509	e	Marui Co Ltd	552
7,996		Maruichi Steel Tube Ltd	219
1,222,100		Matsui Securities Co Ltd	10,401
763,455		Matsushita Electric Industrial Co Ltd	6,914
309,400		Mazda Motor Corp	4,802
11,500		McDonald’s Holdings Co Japan Ltd	272
23,612		Mediceo Paltac Holdings Co Ltd	374
21,300		MEIJI Holdings Co Ltd	1,712
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

111,000		Minebea Co Ltd	$865
22,200		Miraca Holdings, Inc	911
270,000		MISUMI Group, Inc	3,860
336,619		Mitsubishi Chemical Holdings Corp	1,758
444,995		Mitsubishi Corp	7,530
873,814		Mitsubishi Electric Corp	9,156
391,705		Mitsubishi Estate Co Ltd	7,270
144,160		Mitsubishi Gas Chemical Co, Inc	774
1,345,150		Mitsubishi Heavy Industries Ltd	4,997
20,262	e	Mitsubishi Logistics Corp	266
194,293		Mitsubishi Materials Corp	548
291,300		Mitsubishi Motors Corp	2,175
5,724,454		Mitsubishi UFJ Financial Group, Inc	26,525
85,800		Mitsubishi UFJ Lease & Finance Co Ltd	376
632,404		Mitsui & Co Ltd	7,272
143,087		Mitsui Chemicals, Inc	476
635,437		Mitsui Fudosan Co Ltd	15,827
201,499		Mitsui OSK Lines Ltd	410
408,509		Mitsui Sumitomo Insurance Group Holdings, Inc	11,386
1,156,758		Mitsui Trust Holdings, Inc	3,386
7,900		Mixi Inc	293
7,445,856		Mizuho Financial Group, Inc	11,096
516,800	e	MonotaRO Co Ltd	15,362
376,720		Murata Manufacturing Co Ltd	45,458
21,100		Nabtesco Corp	473
152,000	e	Nagoya Railroad Co Ltd	710
30,806		Namco Bandai Holdings, Inc	672
972,615		NEC Corp	2,445
22,500		Nexon Co Ltd	384
267,179		NGK Insulators Ltd	4,930
30,988		NGK Spark Plug Co Ltd	593
26,738		NHK Spring Co Ltd	256
76,770		Nidec Corp	5,253
59,481	e	Nikon Corp	910
42,598		Nintendo Co Ltd	6,055
563		Nippon Building Fund, Inc	3,333
70,184		Nippon Electric Glass Co Ltd	359
145,441		Nippon Express Co Ltd	661
30,944		Nippon Meat Packers, Inc	681
25,600	e	Nippon Paint Co Ltd	566
2,167		Nippon ProLogis REIT, Inc	4,845
202,000		Nippon Steel Corp	3,873
644,000		Nippon Telegraph & Telephone Corp	27,819
651,308		Nippon Yusen Kabushiki Kaisha	1,256
1,047,043		Nissan Motor Co Ltd	9,680
37,200		Nisshin Seifun Group, Inc	591
11,135		Nissin Food Products Co Ltd	523
12,900		Nitori Co Ltd	1,180
243,737		Nitto Denko Corp	13,582
57,853		NKSJ Holdings, Inc	1,640
16,951		NOK Corp	289
4,130,663		Nomura Holdings, Inc	18,449
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

22,074		Nomura Real Estate Holdings, Inc	$408
613	*	Nomura Real Estate Master Fund, Inc	913
81,800		Nomura Research Institute Ltd	2,755
81,211		NSK Ltd	743
122,400		NTT Data Corp	6,138
571,800		NTT DoCoMo, Inc	12,998
20,300		NTT Urban Development Corp	199
112,459		Obayashi Corp	1,108
11,300		Obic Co Ltd	597
260,098		Odakyu Electric Railway Co Ltd	2,829
137,797		OJI Paper Co Ltd	553
444,700		Olympus Corp	17,265
34,013		Omron Corp	1,012
237,050		Ono Pharmaceutical Co Ltd	10,028
6,603		Oracle Corp Japan	370
156,400		Oriental Land Co Ltd	11,073
1,503,900		ORIX Corp	21,420
326,981		Osaka Gas Co Ltd	1,255
96,000		Osaka Securities Exchange Co Ltd	1,469
12,400		Otsuka Corp	654
67,800		Otsuka Holdings KK	2,463
22,400		Park24 Co Ltd	627
2,380,000	*	Pioneer Corp	6,309
50,000		Pola Orbis Holdings, Inc	4,142
279,500		Rakuten, Inc	2,698
24,600		Recruit Holdings Co Ltd	750
381,430		Resona Holdings, Inc	1,360
462,081	e	Ricoh Co Ltd	4,703
6,299		Rinnai Corp	556
65,724		Rohm Co Ltd	2,764
4,100		Ryohin Keikaku Co Ltd	866
8,380		Sankyo Co Ltd	312
8,500	e	Sanrio Co Ltd	166
169,900		Santen Pharmaceutical Co Ltd	2,554
212,000		Sapporo Holdings Ltd	1,054
109,800		Sawai Pharmaceutical Co Ltd	6,871
37,680		SBI Holdings, Inc	382
36,534		Secom Co Ltd	2,711
32,843		Sega Sammy Holdings, Inc	358
21,000		Seibu Holdings, Inc	444
48,900		Seiko Epson Corp	786
156,051		Sekisui Chemical Co Ltd	1,921
343,820		Sekisui House Ltd	5,801
419,981		Seven & I Holdings Co Ltd	17,894
101,500	e	Seven Bank Ltd	433
71,119		Shikoku Electric Power Co, Inc	953
43,982		Shimadzu Corp	690
8,397		Shimamura Co Ltd	1,048
13,681		Shimano, Inc	2,146
1,589,962		Shimizu Corp	13,466
252,700		Shin-Etsu Chemical Co Ltd	13,051
672,649	e	Shinsei Bank Ltd	878
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

122,133		Shionogi & Co Ltd	$5,740
62,885		Shiseido Co Ltd	1,401
92,301		Shizuoka Bank Ltd	666
52,200		Shoei Co Ltd	498
34,173		Showa Shell Sekiyu KK	307
9,288		SMC Corp	2,152
412,500		SMS Co Ltd	7,861
475,460		Softbank Corp	22,741
10,700		Sohgo Security Services Co Ltd	579
2,400,000		Sojitz Holdings Corp	4,927
1,343,982		Sony Corp	34,555
530,400		Sony Financial Holdings, Inc	6,782
104,515		Stanley Electric Co Ltd	2,362
520,883		Sumitomo Chemical Co Ltd	2,358
337,963		Sumitomo Corp	3,354
27,763	e	Sumitomo Dainippon Pharma Co Ltd	319
130,376		Sumitomo Electric Industries Ltd	1,581
1,226,625		Sumitomo Heavy Industries Ltd	5,063
86,464		Sumitomo Metal Mining Co Ltd	855
1,215,979		Sumitomo Mitsui Financial Group, Inc	36,914
213,725		Sumitomo Realty & Development Co Ltd	6,247
29,663		Sumitomo Rubber Industries, Inc	458
23,900		Suntory Beverage & Food Ltd	1,075
155,454		Suruga Bank Ltd	2,728
13,400		Suzuken Co Ltd	455
63,522		Suzuki Motor Corp	1,699
320,100		Sysmex Corp	20,011
619,731		T&D Holdings, Inc	5,789
203,000		Taiheiyo Cement Corp	467
405,143		Taisei Corp	2,675
5,523		Taisho Pharmaceutical Holdings Co Ltd	438
26,572		Taiyo Nippon Sanso Corp	253
308,718		Takashimaya Co Ltd	2,581
407,348		Takeda Pharmaceutical Co Ltd	18,571
177,181		Tanabe Seiyaku Co Ltd	3,079
42,927		TDK Corp	2,382
163,613		Teijin Ltd	570
52,900		Terumo Corp	1,893
67,476		THK Co Ltd	1,242
385,878		Tobu Railway Co Ltd	1,924
19,675		Toho Co Ltd	517
71,000		Toho Gas Co Ltd	504
183,915		Tohoku Electric Power Co, Inc	2,370
537,064		Tokio Marine Holdings, Inc	18,146
252,560	*	Tokyo Electric Power Co, Inc	1,387
29,910		Tokyo Electron Ltd	1,948
924,924		Tokyo Gas Co Ltd	4,311
25,000		Tokyo Ohka Kogyo Co Ltd	625
36,000		Tokyo Tatemono Co Ltd	448
631,852		Tokyu Corp	5,292
89,300		Tokyu Fudosan Holdings Corp	606
237,126		TonenGeneral Sekiyu KK	2,145
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

91,427		Toppan Printing Co Ltd	$767
599,664		Toray Industries, Inc	5,118
700,481	*,e	Toshiba Corp	1,362
900,000		Tosoh Corp	3,780
24,700	e	Toto Ltd	769
28,039		Toyo Seikan Kaisha Ltd	525
15,299		Toyo Suisan Kaisha Ltd	549
191,297		Toyoda Gosei Co Ltd	3,689
28,361		Toyota Industries Corp	1,274
1,494,548		Toyota Motor Corp	79,264
37,094		Toyota Tsusho Corp	837
18,128		Trend Micro, Inc	664
79,100		Uni-Charm Corp	1,722
477		United Urban Investment Corp	771
37,930		USS Co Ltd	605
48,100		West Japan Railway Co	2,970
583,000	e	Yahoo! Japan Corp	2,481
15,177		Yakult Honsha Co Ltd	671
115,790		Yamada Denki Co Ltd	547
84,406	e	Yamaguchi Financial Group, Inc	766
28,988		Yamaha Corp	872
45,783		Yamaha Motor Co Ltd	761
121,655	e	Yamato Transport Co Ltd	2,425
18,553		Yamazaki Baking Co Ltd	391
41,184	e	Yaskawa Electric Corp	475
39,410		Yokogawa Electric Corp	407
17,200		Yokohama Rubber Co Ltd	283
		TOTAL JAPAN	1,458,531

JERSEY, C.I. - 0.0%
10,759		Randgold Resources Ltd	979
		TOTAL JERSEY, C.I.	979

KOREA, REPUBLIC OF - 0.1%
29,000		Hanssem Co Ltd	5,665
40,743		KB Financial Group, Inc	1,131
20,000		Samsung Fire & Marine Insurance Co Ltd	5,165
90,000		Woongjin Coway Co Ltd	7,581
		TOTAL KOREA, REPUBLIC OF	19,542

LUXEMBOURG - 0.1%
196,836	e	ArcelorMittal	888
3,377,524		B&M European Value Retail S.A.	12,874
7,598		Millicom International Cellular S.A.	415
4,355		RTL Group	368
36,588		SES Global S.A.	1,070
53,884		Tenaris S.A.	669
		TOTAL LUXEMBOURG	16,284

MACAU - 0.0%
167,392		MGM China Holdings Ltd	256
265,783	*	Wynn Macau Ltd	411
		TOTAL MACAU	667
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

MALAYSIA - 0.1%
5,555,550		Karex BHD	$5,410
1,266,980		Public Bank BHD	6,096
1,200,000		Tenaga Nasional BHD	4,287
34,907	*	YNH Property BHD	17
		TOTAL MALAYSIA	15,810

MEXICO - 0.1%
26,450		Fresnillo plc	361
700,000		Gruma SAB de C.V.	11,090
		TOTAL MEXICO	11,451

NETHERLANDS - 2.0%
2,064,255	*,g	ABN AMRO Group NV (ADR)	42,256
207,032		Aegon NV	1,138
365,787	*	AerCap Holdings NV	14,178
326,464		Akzo Nobel NV	22,254
41,902		Altice NV (Class A)	744
13,230	*	Altice NV (Class B)	238
475,631		ASML Holding NV	47,865
44,600	e	ASML Holding NV (ADR)	4,477
9,757		Boskalis Westminster	382
20,333		DSM NV	1,118
407,995	g	Euronext NV	16,922
9,144		Gemalto NV	675
11,328		Heineken Holding NV	882
70,950		Heineken NV	6,419
6,516,491		ING Groep NV	77,982
473,889		Koninklijke Ahold NV	10,644
107,327		Koninklijke Philips Electronics NV	3,057
7,860		Koninklijke Vopak NV	391
27,284		NN Group NV	891
75,270	*	NXP Semiconductors NV	6,102
9,564	*,e	OCI NV	187
14,198		Randstad Holdings NV	785
1,455,707		Royal Dutch Shell plc (A Shares)	35,150
1,391,674		Royal Dutch Shell plc (B Shares)	33,866
362,896		Royal KPN NV	1,520
943,818		Steinhoff International Holdings NV (GR)	6,151
56,445		TNT Express NV	506
1,036,400	*	TomTom NV	10,097
204,007		Wolters Kluwer NV	8,131
		TOTAL NETHERLANDS	355,008

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	7,908
158,143		Auckland International Airport Ltd	703
123,888		Contact Energy Ltd	428
117,013		Fletcher Building Ltd	638
216,807	*	Meridian Energy Ltd	392
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

119,038		Mighty River Power Ltd	$241
63,754	e	Ryman Healthcare Ltd	368
312,739		Telecom Corp of New Zealand Ltd	788
		TOTAL NEW ZEALAND	11,466

NORWAY - 0.4%
1,037,100	*	Det Norske Oljeselskap ASA	7,745
844,206	e	DNB NOR Holding ASA	9,969
23,264		Gjensidige Forsikring BA	396
149,963		Norsk Hydro ASA	616
91,411		Orkla ASA	827
8,939		Schibsted ASA	261
10,421	*	Schibsted ASA (B Shares)	288
2,714,065	e	Statoil ASA	42,389
84,512		Telenor ASA	1,367
20,036		Yara International ASA	752
		TOTAL NORWAY	64,610

PHILIPPINES - 0.1%
20,895,900		Melco Crown Philippines Resorts Corp	1,148
4,174,604	*	Metropolitan Bank & Trust	7,474
8,245,950		Robinsons Retail Holdings, Inc	13,258
		TOTAL PHILIPPINES	21,880

PORTUGAL - 0.1%
4,577,605	e	Banco Comercial Portugues S.A.	186
265,203		Energias de Portugal S.A.	941
52,228		Galp Energia SGPS S.A.	656
676,650		Jeronimo Martins SGPS S.A.	11,061
		TOTAL PORTUGAL	12,844

RUSSIA - 0.1%
1,129,800		Sberbank of Russian Federation (ADR)	7,843
203,100	*	X 5 Retail Group NV (GDR)	4,298
		TOTAL RUSSIA	12,141

SINGAPORE - 0.7%
361,245		Ascendas REIT	641
467,658		Broadcom Ltd	72,253
336,997		CapitaCommercial Trust	368
968,146		CapitaLand Ltd	2,202
840,217		CapitaMall Trust	1,302
168,700		City Developments Ltd	1,022
361,248		ComfortDelgro Corp Ltd	783
918,506		DBS Group Holdings Ltd	10,464
1,032,092		Genting Singapore plc	639
535,295		Global Logistic Properties	764
1,200,765		Golden Agri-Resources Ltd	365
971,847		Hutchison Port Holdings Trust	486
19,566		Jardine Cycle & Carriage Ltd	581
527,768	e	Keppel Corp Ltd	2,282
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

54,756		Keppel Infrastructure Trust	$20
78,567		K-REIT Asia	58
879,554		Oversea-Chinese Banking Corp	5,764
167,148	e	SembCorp Industries Ltd	374
429,117	e	SembCorp Marine Ltd	525
194,884		Singapore Airlines Ltd	1,651
327,743		Singapore Exchange Ltd	1,931
641,225	e	Singapore Press Holdings Ltd	1,902
598,907		Singapore Technologies Engineering Ltd	1,434
3,215,191		Singapore Telecommunications Ltd	9,101
102,930		StarHub Ltd	256
419,300		Suntec Real Estate Investment Trust	521
402,868		United Overseas Bank Ltd	5,635
81,809	e	UOL Group Ltd	364
326,162		Wilmar International Ltd	813
		TOTAL SINGAPORE	124,501

SOUTH AFRICA - 0.1%
42,338		Al Noor Hospitals Group plc	544
63,122		Investec plc	463
581,372		Mondi plc	11,118
50,800		Naspers Ltd (N Shares)	7,081
90,000		Sasol Ltd	2,671
		TOTAL SOUTH AFRICA	21,877

SPAIN - 0.7%
57,068		Abertis Infraestructuras S.A. (Continuous)	937
80,000		Acciona S.A.	6,182
22,035		ACS Actividades Construccion y Servicios S.A.	655
7,673	*,g	Aena S.A.	989
638,869		Amadeus IT Holding S.A.	27,321
720,324		Banco Bilbao Vizcaya Argentaria S.A.	4,757
572,627	e	Banco de Sabadell S.A.	1,028
197,688	e	Banco Popular Espanol S.A.	513
1,938,649		Banco Santander S.A.	8,514
519,852		Bankia S.A.	489
77,665		Bankinter S.A.	547
300,236		CaixaBank S.A.	885
2,714	*,e,m	CaixaBank S.A. (Interim)	8
125,032	e	Corp Mapfre S.A.	269
968,181	e	Distribuidora Internacional de Alimentacion S.A.	5,017
24,423		Enagas	733
1,000,888		Endesa S.A.	19,180
302,897		Ferrovial S.A.	6,501
39,807		Gas Natural SDG S.A.	804
300,000		Gestevision Telecinco S.A.	3,443
34,183		Grifols S.A.	760
2,149,941		Iberdrola S.A.	14,312
123,552		Inditex S.A.	4,141
129,390	e,m	Let’s GOWEX S.A.	2
12,120		Red Electrica de Espana	1,050
389,291		Repsol YPF S.A.	4,377
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

235,400	e	Tecnicas Reunidas S.A.	$6,604
851,893		Telefonica S.A.	9,521
19,947	e	Zardoya Otis S.A.	232
		TOTAL SPAIN	129,771

SWEDEN - 0.8%
32,826		Alfa Laval AB	536
170,000	*,e	Arcam AB	3,669
337,746		Assa Abloy AB	6,649
75,905		Atlas Copco AB (A Shares)	1,905
42,998		Atlas Copco AB (B Shares)	1,012
19,736	e	Autoliv, Inc	2,338
621,962		Boliden AB	9,921
803,308	e	Electrolux AB (Series B)	21,095
344,447		Ericsson (LM) (B Shares)	3,449
22,793	e	Getinge AB (B Shares)	524
107,481		Hennes & Mauritz AB (B Shares)	3,577
313,769		Hexagon AB (B Shares)	12,195
47,712		Husqvarna AB (B Shares)	348
9,295	e	ICA Gruppen AB	307
18,204		Industrivarden AB	310
713,283		Intrum Justitia AB	25,136
51,092		Investor AB (B Shares)	1,806
200,000		JM AB	5,176
312,699		Kinnevik Investment AB (Series B)	8,858
24,934	*,e	Lundin Petroleum AB	422
200,000		NCC AB (B Shares)	7,280
343,877	e	Nordea Bank AB	3,298
120,882	e	Sandvik AB	1,249
34,908		Securitas AB (B Shares)	577
171,361	e	Skandinaviska Enskilda Banken AB (Class A)	1,634
43,221	e	Skanska AB (B Shares)	986
44,789	e	SKF AB (B Shares)	807
68,514		Svenska Cellulosa AB (B Shares)	2,137
169,380	e	Svenska Handelsbanken AB	2,149
302,571		Swedbank AB (A Shares)	6,498
22,064		Swedish Match AB	748
35,754	e	Tele2 AB	331
292,750		TeliaSonera AB	1,517
684,908	e	Volvo AB (B Shares)	7,502
		TOTAL SWEDEN	145,946

SWITZERLAND - 3.4%
248,705		ABB Ltd	4,845
72,606		Actelion Ltd	10,836
411,762		Adecco S.A.	26,786
10,053		Aryzta AG.	415
57,701		Baloise Holding AG.	7,324
260		Barry Callebaut AG.	282
388,354		Cie Financiere Richemont S.A.	25,651
22,985		Coca-Cola HBC AG.	487
203,090	*	Credit Suisse Group	2,868
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

4,529	*	Dufry Group	$556
911		EMS-Chemie Holding AG.	472
7,200		Flughafen Zuerich AG.	6,441
448		Galenica AG.	672
4,270		Geberit AG.	1,596
8,000		Georg Fischer AG.	6,461
1,037		Givaudan S.A.	2,032
1,392,532		Glencore Xstrata plc	3,131
51,242		Holcim Ltd	2,406
24,861		Julius Baer Group Ltd	1,066
8,000		Kaba Holding AG.	5,102
6,188		Kuehne & Nagel International AG.	879
112		Lindt & Spruengli AG.	694
12		Lindt & Spruengli AG. (Registered)	898
299,809		Lonza Group AG.	50,680
1,252,501		Nestle S.A.	93,463
1,633,994		Novartis AG.	118,222
3,521		Pargesa Holding S.A.	224
1,824		Partners Group	733
6,045		Phonak Holding AG.	772
335,673		Roche Holding AG.	82,421
4,963		Schindler Holding AG.	914
2,236		Schindler Holding AG. (Registered)	409
613		SGS S.A.	1,294
245		Sika AG.	970
73,842		STMicroelectronics NV	411
1,554		Sulzer AG.	154
3,660	e	Swatch Group AG.	1,263
4,778		Swatch Group AG. (Registered)	322
3,603		Swiss Life Holding	956
7,513	*	Swiss Prime Site AG.	662
541,674		Swiss Re Ltd	50,018
2,911		Swisscom AG.	1,580
26,832		Syngenta AG.	11,127
169,459		TE Connectivity Ltd	10,493
2,705,010		UBS AG.	43,513
529,924		Wolseley plc	29,914
16,965		Zurich Financial Services AG.	3,934
		TOTAL SWITZERLAND	616,349

TAIWAN - 0.3%
11,940,000		Advanced Semiconductor Engineering, Inc	13,830
1,175,000		Catcher Technology Co Ltd	9,630
871,552	*	Eclat Textile Co Ltd	11,483
2,781,746		Hota Industrial Manufacturing Co Ltd	12,088
447,200		King Slide Works Co Ltd	5,161
2,300,000		Pegatron Technology Corp	5,355
		TOTAL TAIWAN	57,547

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	7,412
		TOTAL THAILAND	7,412
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

UNITED ARAB EMIRATES - 0.0%
1,734,000		Emaar Properties PJSC	$2,843
		TOTAL UNITED ARAB EMIRATES	2,843

UNITED KINGDOM - 7.4%
107,566		3i Group plc	703
102,972	e	Aberdeen Asset Management plc	409
24,179		Admiral Group plc	687
28,810		Aggreko plc	445
160,364		Anglo American plc (London)	1,264
2,327,052		ARM Holdings plc	33,885
1,750,738		Ashtead Group plc	21,679
110,100	*	ASOS plc	5,132
921,520		Associated British Foods plc	44,212
483,876		AstraZeneca plc	27,016
3,648,142	g	Auto Trader Group plc	20,412
907,911		Aviva plc	5,928
28,158		Babcock International Group	383
356,185		BAE Systems plc	2,598
22,254,382		Barclays plc	47,771
114,371		Barratt Developments plc	918
300,000		Bellway plc	11,285
381,043	*	Belmond Ltd.	3,616
14,846		Berkeley Group Holdings plc	685
6,120,707		BP plc	30,624
1,020,752		British American Tobacco plc	59,689
108,386		British Land Co plc	1,088
2,459,173		Britvic plc	25,063
1,292,632		BT Group plc	8,162
37,228		Bunzl plc	1,080
50,729		Burberry Group plc	992
74,557		Capita Group plc	1,113
570,009		Centrica plc	1,862
686,400		Cineworld Group plc	5,288
108,886		CNH Industrial NV	739
127,983		Cobham plc	399
562,101		Compass Group plc	9,909
136,700		Consort Medical plc	2,109
198,594		Croda International plc	8,647
102,330	*	CYBG plc	306
60,000		DCC plc	5,292
754,026		Delphi Automotive plc	56,567
484,430		Diageo plc	13,062
152,818		Direct Line Insurance Group plc	811
1,300,491		easyJet plc	28,305
930,100		Fevertree Drinks plc	8,838
2,126,223	e	Fiat DaimlerChrysler Automobiles NV	17,158
189,355		GKN plc	784
3,987,207		GlaxoSmithKline plc	80,714
172,516		Group 4 Securicor plc	471
87,257		Hammerson plc	724
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

29,175		Hargreaves Lansdown plc	$562
8,557,727		Hays plc	14,856
2,215,809		HSBC Holdings plc	13,780
62,032		ICAP plc	422
30,479		IMI plc	416
248,636		Imperial Tobacco Group plc	13,766
800,000		Inchcape plc	8,297
50,706		Inmarsat plc	715
26,551		InterContinental Hotels Group plc	1,093
91,240		International Consolidated Airlines Group S.A.	726
7,054,455		International Consolidated Airlines Group S.A. (London)	55,942
18,163		Intertek Group plc	825
429,351		ITV plc	1,484
150,230	e	J Sainsbury plc	595
21,781		Johnson Matthey plc	856
1,866,414	*	Just Eat plc	10,105
258,577		Kingfisher plc	1,395
89,392		Land Securities Group plc	1,410
9,865,198		Legal & General Group plc	33,240
240,480	*	Liberty Global plc	9,032
75,316	*	Liberty Global plc (Class A)	2,900
1,652	*	Liberty Global plc LiLAC (Class A)	58
1,902	*,e	Liberty Global plc LiLAC (Class C)	72
106,754	e	Liberty International plc	479
6,464,193		Lloyds TSB Group plc	6,296
445,790		London Stock Exchange Group plc	18,008
6,800,024		Man Group plc	14,863
186,193		Marks & Spencer Group plc	1,085
86,605		Meggitt plc	505
79,884	g	Merlin Entertainments plc	531
423,548		National Grid plc	5,993
109,267		New Carphone Warehouse plc	668
339,681		Next plc	26,305
557,970		Old Mutual plc	1,541
447,100		OneSavings Bank plc	2,137
93,265		Pearson plc	1,169
23,302		Pentair plc	1,264
34,421		Persimmon plc	1,029
29,735		Petrofac Ltd	392
16,626		Provident Financial plc	707
3,063,525		Prudential plc	57,007
1,760,164	*	Purplebricks Group plc	3,293
389,690		Reckitt Benckiser Group plc	37,588
623,317		Reed Elsevier NV	10,867
125,390		Reed Elsevier plc	2,326
1,200,000		Regus plc	5,447
80,908		Rexam plc	735
227,462		Rightmove plc	13,736
154,058		Rio Tinto Ltd	5,016
638,811		Rio Tinto plc	17,906
207,986		Rolls-Royce Group plc	2,033
390,123	*	Royal Bank of Scotland Group plc	1,244
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

800,824		Royal Mail plc	$5,522
115,297		RSA Insurance Group plc	786
552,767		SABMiller plc	33,762
121,209		Sage Group plc	1,093
14,210		Schroders plc	546
113,570		Scottish & Southern Energy plc	2,430
83,985		Segro plc	494
26,551		Severn Trent plc	827
3,066,588		Sky plc	45,062
101,516		Smith & Nephew plc	1,670
45,049		Smiths Group plc	695
29,469	*	Sports Direct International plc	160
59,180		St. James’s Place plc	778
725,491	*	Standard Chartered plc	4,907
221,219		Standard Life plc	1,128
53,054		Tate & Lyle plc	440
4,273,227		Taylor Wimpey plc	11,646
919,377	*	Tesco plc	2,525
1,114,927		Travis Perkins plc	29,206
620,976		Unilever NV	27,918
210,120		Unilever plc	9,475
77,501		United Utilities Group plc	1,026
1,000,900		Vesuvius plc	4,768
1,791,586		Virgin Money Holdings UK plc	9,490
14,696,024		Vodafone Group plc	46,699
24,293		Weir Group plc	386
230,000		WH Smith plc	5,991
356,982		Whitbread plc	20,265
101,316		William Hill plc	474
252,064	e	WM Morrison Supermarkets plc	718
126,487	*,g	Worldpay Group plc	498
2,270,188		WPP plc	52,840
		TOTAL UNITED KINGDOM	1,335,766

UNITED STATES - 58.0%
114,513		3M Co	19,081
191,200		Aaron’s, Inc	4,799
1,315,798		Abbott Laboratories	55,040
426,835		AbbVie, Inc	24,381
237,878	e	Abercrombie & Fitch Co (Class A)	7,503
219,460		Accenture plc	25,326
86,398		Activision Blizzard, Inc	2,924
24,998		Acuity Brands, Inc	5,453
434,460	*	Adobe Systems, Inc	40,752
43,739		ADT Corp	1,805
15,592		Advance Auto Parts, Inc	2,500
187,060		AES Corp	2,207
351,963		Aetna Inc	39,543
8,453	*	Affiliated Managers Group, Inc	1,373
67,846		Aflac, Inc	4,284
26,653	e	AGCO Corp	1,325
104,767		Agilent Technologies, Inc	4,175
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

49,368		AGL Resources, Inc	$3,216
29,199		Air Products & Chemicals, Inc	4,206
13,099		Airgas, Inc	1,855
46,900	*	Akamai Technologies, Inc	2,606
99,100		Alaska Air Group, Inc	8,128
312,723		Albemarle Corp	19,992
612,087	e	Alcoa, Inc	5,864
242,538	*	Alexion Pharmaceuticals, Inc	33,766
36,324	*	Alkermes plc	1,242
4,276	*	Alleghany Corp	2,122
16,000		Allegiant Travel Co	2,849
432,545	*	Allergan plc	115,935
74,264	*	Alliance Data Systems Corp	16,338
40,542		Alliant Energy Corp	3,011
201,004		Allstate Corp	13,542
56,305	*	Ally Financial, Inc	1,054
20,158	*	Alnylam Pharmaceuticals, Inc	1,265
141,961	*	Alphabet, Inc (Class A)	108,302
235,700	*	Alphabet, Inc (Class C)	175,585
648,218		Altria Group, Inc	40,617
167,421	*	Amazon.com, Inc	99,388
65,000	*	AMC Networks, Inc	4,221
120,000		Amdocs Ltd	7,250
13,182		Amerco, Inc	4,710
81,064		Ameren Corp	4,061
37,711		American Airlines Group, Inc	1,547
139,322		American Capital Agency Corp	2,596
236,822		American Electric Power Co, Inc	15,725
162,752		American Express Co	9,993
148,000		American Financial Group, Inc	10,415
413,388		American International Group, Inc	22,344
66,871		American Tower Corp	6,846
112,963		American Water Works Co, Inc	7,787
121,856		Ameriprise Financial, Inc	11,456
85,675		AmerisourceBergen Corp	7,415
33,755		Ametek, Inc	1,687
280,883		Amgen, Inc	42,113
117,450		Amphenol Corp (Class A)	6,791
392,272		Anadarko Petroleum Corp	18,268
87,731		Analog Devices, Inc	5,193
359,659		Annaly Capital Management, Inc	3,690
20,579	*	Ansys, Inc	1,841
25,836	*	Antero Resources Corp	643
194,504		Anthem, Inc	27,034
73,175		Aon plc	7,643
231,384		Apache Corp	11,294
3,241,271		Apple, Inc	353,266
926,573		Applied Materials, Inc	19,625
35,622		ARAMARK Holdings Corp	1,180
99,711		Archer Daniels Midland Co	3,621
12,628		Arrow Electronics, Inc	813
27,496		Arthur J. Gallagher & Co	1,223
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

42,000	*	Asbury Automotive Group, Inc	$2,513
15,591		Ashland, Inc	1,714
23,459		Assurant, Inc	1,810
2,670,157		AT&T, Inc	104,590
23,858		Atmos Energy Corp	1,772
39,271	*	Autodesk, Inc	2,290
105,976		Automatic Data Processing, Inc	9,507
18,543	*,e	Autonation, Inc	866
28,082	*	AutoZone, Inc	22,373
29,585		AvalonBay Communities, Inc	5,627
31,384		Avery Dennison Corp	2,263
20,903		Avnet, Inc	926
32,339	*	Axalta Coating Systems Ltd	944
127,698		Axiall Corp	2,789
184,452		Axis Capital Holdings Ltd	10,230
178,245		Baker Hughes, Inc	7,812
30,027		Ball Corp	2,141
7,833,900		Bank of America Corp	105,914
578,863		Bank of New York Mellon Corp	21,320
23,668		Bard (C.R.), Inc	4,797
736,067		Baxalta, Inc	29,737
1,079,770		Baxter International, Inc	44,357
155,318		BB&T Corp	5,167
19,718		BE Aerospace, Inc	909
60,751		Becton Dickinson & Co	9,223
73,512	*	Bed Bath & Beyond, Inc	3,649
269,620	*	Berkshire Hathaway, Inc (Class B)	38,254
1,016,322	*	Berry Plastics Group, Inc	36,740
510,736		Best Buy Co, Inc	16,568
269,938	e	Big Lots, Inc	12,225
92,058	*	Biogen Idec, Inc	23,965
105,888	*	BioMarin Pharmaceutical, Inc	8,734
43,264		BlackRock, Inc	14,734
218,000		Blackstone Group LP	6,115
112,775		Boeing Co	14,316
31,408		BorgWarner, Inc	1,206
31,834		Boston Properties, Inc	4,045
1,342,058	*	Boston Scientific Corp	25,244
90,000		Brinker International, Inc	4,135
837,437		Bristol-Myers Squibb Co	53,495
28,799		Brixmor Property Group, Inc	738
660,000		Brocade Communications Systems, Inc	6,983
23,822		Brown-Forman Corp (Class B)	2,346
45,013		Bunge Ltd	2,551
302,150		BWX Technologies, Inc	10,140
82,732		CA, Inc	2,547
85,686		Cablevision Systems Corp (Class A)	2,828
170,322		Cabot Oil & Gas Corp	3,868
97,000	*	CACI International, Inc (Class A)	10,350
6,010		California Resources Corp	6
55,000	e	Cal-Maine Foods, Inc	2,855
71,390	*	Calpine Corp	1,083
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

35,111		Camden Property Trust	$2,952
58,217	*	Cameron International Corp	3,903
51,034		Campbell Soup Co	3,255
219,517		Capital One Financial Corp	15,215
177,284		Cardinal Health, Inc	14,528
79,571	*,e	Carmax, Inc	4,066
323,142		Carnival Corp	17,052
121,514		Carnival plc	6,527
50,000		Carter’s, Inc	5,269
113,156		Caterpillar, Inc	8,661
785,010	*	CBRE Group, Inc	22,624
464,066		CBS Corp (Class B)	25,565
16,935		CDK Global, Inc	788
246,847		CDW Corp	10,244
37,440		Celanese Corp (Series A)	2,452
658,095	*	Celgene Corp	65,869
130,925	*	Centene Corp	8,061
143,267		Centerpoint Energy, Inc	2,997
117,792		CenturyTel, Inc	3,765
56,041	*	Cerner Corp	2,968
386,678		CF Industries Holdings, Inc	12,118
38,414		CH Robinson Worldwide, Inc	2,851
273,391		Charles Schwab Corp	7,660
23,797	*,e	Charter Communications, Inc	4,817
40,000		Chemed Corp	5,418
30,059	*,e	Cheniere Energy, Inc	1,017
16,269	e	Chesapeake Energy Corp	67
953,959		Chevron Corp	91,008
138,265		Chicago Bridge & Iron Co NV	5,059
10,296	*	Chipotle Mexican Grill, Inc (Class A)	4,849
737,281		Chubb Ltd	87,847
54,487		Church & Dwight Co, Inc	5,023
76,700	*	Ciena Corp	1,459
189,887		Cigna Corp	26,060
19,399		Cimarex Energy Co	1,887
35,121		Cincinnati Financial Corp	2,296
34,315		Cintas Corp	3,082
2,983,489		Cisco Systems, Inc	84,940
187,386		CIT Group, Inc	5,815
1,049,415		Citigroup, Inc	43,813
67,575		Citizens Financial Group, Inc	1,416
110,066	*	Citrix Systems, Inc	8,649
233,800	*,e	Cliffs Natural Resources, Inc	701
64,960		Clorox Co	8,189
64,595		CME Group, Inc	6,204
479,094		CMS Energy Corp	20,333
481,668		Coach, Inc	19,310
2,725,513		Coca-Cola Co	126,437
111,232		Coca-Cola Enterprises, Inc	5,644
184,069	*	Cognizant Technology Solutions Corp (Class A)	11,541
136,308		Colgate-Palmolive Co	9,630
87,193		Columbia Pipeline Group, Inc	2,189
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

2,622,216		Comcast Corp (Class A)	$160,165
95,306		Comerica, Inc	3,609
200,000	*	CommScope Holding Co, Inc	5,584
100,000		Community Health Systems, Inc	1,851
499,000		Computer Sciences Corp	17,161
213,486		ConAgra Foods, Inc	9,526
346,801	*	Concho Resources, Inc	35,041
198,114		ConocoPhillips	7,978
300,000		Conseco, Inc	5,376
107,536		Consolidated Edison, Inc	8,239
48,957		Constellation Brands, Inc (Class A)	7,397
134,127	*,e	Continental Resources, Inc	4,072
13,209		Cooper Cos, Inc	2,034
24,578	e	Core Laboratories NV	2,763
284,004		Corning, Inc	5,933
343,951		Costco Wholesale Corp	54,200
22,500	*,e	Credit Acceptance Corp	4,085
103,005		Crown Castle International Corp	8,910
141,478	*	Crown Holdings, Inc	7,016
120,000		CSRA, Inc	3,228
478,774		CSX Corp	12,328
73,513		Cummins, Inc	8,082
772,037		CVS Health Corp	80,083
451,406		Danaher Corp	42,820
103,405		Darden Restaurants, Inc	6,856
138,408	*	DaVita, Inc	10,156
61,497	e	Deere & Co	4,735
1,338,022		Delta Air Lines, Inc	65,135
110,000		Deluxe Corp	6,874
68,009		DENTSPLY SIRONA, Inc	4,191
107,222		Devon Energy Corp	2,942
61,675	*	Diamondback Energy, Inc	4,760
132,541		Dick’s Sporting Goods, Inc	6,196
48,345		Digital Realty Trust, Inc	4,278
76,236		Discover Financial Services	3,882
40,642	*,e	Discovery Communications, Inc (Class A)	1,164
57,427	*	Discovery Communications, Inc (Class C)	1,551
97,450		DISH Network Corp (Class A)	4,508
433,247		Dollar General Corp	37,086
71,091	*	Dollar Tree, Inc	5,862
126,245		Dominion Resources, Inc	9,484
38,233		Dover Corp	2,460
1,093,523		Dow Chemical Co	55,617
82,218		DR Horton, Inc	2,485
122,718		Dr Pepper Snapple Group, Inc	10,973
41,200		DST Systems, Inc	4,646
124,377		DTE Energy Co	11,276
120,864		Duke Energy Corp	9,751
113,535		Duke Realty Corp	2,559
9,196		Dun & Bradstreet Corp	948
135,433	*	E*TRADE Financial Corp	3,317
123,839		East West Bancorp, Inc	4,022
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

36,347		Eastman Chemical Co	$2,625
80,489		Eaton Corp	5,035
20,056		Eaton Vance Corp	672
190,953	*	eBay, Inc	4,556
47,575		Ecolab, Inc	5,306
13,847		Edgewell Personal Care Co	1,115
79,186		Edison International	5,693
110,834	*	Edwards Lifesciences Corp	9,777
487,271		EI du Pont de Nemours & Co	30,854
85,967	*	Electronic Arts, Inc	5,683
644,980		Eli Lilly & Co	46,445
1,014,301		EMC Corp	27,031
93,412		Emerson Electric Co	5,080
42,992	*	Endo International plc	1,210
7,631		Energen Corp	279
1,784	*	Engility Holdings, Inc	33
9,794		Ensco plc	102
58,287		Entergy Corp	4,621
30,373	*	Envision Healthcare Holdings, Inc	620
1,388,331		EOG Resources, Inc	100,765
46,548		EQT Corp	3,131
39,337		Equifax, Inc	4,496
21,556		Equinix, Inc	7,129
108,189		Equity Residential	8,117
21,632		Essex Property Trust, Inc	5,059
97,381		Estee Lauder Cos (Class A)	9,184
120,000	*	Euronet Worldwide, Inc	8,893
67,163		Everest Re Group Ltd	13,260
117,221		Eversource Energy	6,839
177,811		Exelon Corp	6,376
162,795		Expedia, Inc	17,553
33,637		Expeditors International of Washington, Inc	1,642
835,669	*	Express Scripts Holding Co	57,402
630,584		Extended Stay America, Inc	10,279
72,432		Extra Space Storage, Inc	6,769
1,993,532	d	Exxon Mobil Corp	166,639
102,719	*	F5 Networks, Inc	10,873
1,092,918	*	Facebook, Inc	124,702
73,944	e	Fastenal Co	3,623
25,497		Federal Realty Investment Trust	3,979
141,650		FedEx Corp	23,049
53,507		Fidelity National Information Services, Inc	3,388
153,590		Fifth Third Bancorp	2,563
25,885	*,e	FireEye, Inc	466
135,500	*	First American Corp	4,702
46,621		First Republic Bank	3,107
135,440		FirstEnergy Corp	4,872
113,586	*	Fiserv, Inc	11,652
31,424	*	FleetCor Technologies, Inc	4,674
693,761	*	Flextronics International Ltd	8,367
52,721		Flir Systems, Inc	1,737
31,090		Flowserve Corp	1,381
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

35,122		Fluor Corp	$1,886
29,931	e	FMC Corp	1,208
45,532	*	FMC Technologies, Inc	1,246
31,894		FNF Group	1,081
152,255		Foot Locker, Inc	9,820
504,950		Ford Motor Co	6,817
42,016	*	Fortinet, Inc	1,287
25,135		Fortune Brands Home & Security, Inc	1,409
8,357		Four Corners Property Trust, Inc	150
64,860		Franklin Resources, Inc	2,533
148,442	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,535
256,446	e	Frontier Communications Corp	1,434
223,257	e	GameStop Corp (Class A)	7,084
459,743		Gaming and Leisure Properties, Inc	14,215
74,777		Gap, Inc	2,198
27,590		Garmin Ltd	1,102
21,745		Gartner, Inc	1,943
128,297		General Dynamics Corp	16,854
3,583,738		General Electric Co	113,927
114,874		General Growth Properties, Inc	3,415
122,307		General Mills, Inc	7,748
186,571		General Motors Co	5,864
4,461,000	*,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
61,921,000	*,e,m	General Motors Co	0
18,159,000	*,m	General Motors Co	0
530,757	*,m	General Motors Co	0
26,439,985	*,m	General Motors Co	0
18,106,794	*,e,m	General Motors Co	0
19,417,463	*,m	General Motors Co	0
40,350		Genuine Parts Co	4,009
766,623		Gilead Sciences, Inc	70,422
260,752		Global Payments, Inc	17,027
284,427		Goldman Sachs Group, Inc	44,649
213,090		Goodyear Tire & Rubber Co	7,028
44,949	e	H&R Block, Inc	1,188
1		H.B. Fuller Co	0	^
586,148		Halliburton Co	20,937
127,821		Hanesbrands, Inc	3,622
36,060	e	Harley-Davidson, Inc	1,851
11,070		Harman International Industries, Inc	986
29,494		Harris Corp	2,296
100,366		Hartford Financial Services Group, Inc	4,625
40,566		Hasbro, Inc	3,249
276,749		HCA Holdings, Inc	21,600
107,914		HCP, Inc	3,516
431,610	*	HD Supply Holdings, Inc	14,273
170,000	e	Healthsouth Corp	6,397
27,887	e	Helmerich & Payne, Inc	1,638
25,619	*	Henry Schein, Inc	4,423
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

33,600	*,e	Herbalife Ltd	$2,068
180,000		Herman Miller, Inc	5,560
37,375		Hershey Co	3,442
880,107	*	Hertz Global Holdings, Inc	9,268
121,655		Hess Corp	6,405
1,814,289		Hewlett Packard Enterprise Co	32,167
109,088		Hilton Worldwide Holdings, Inc	2,457
34,852		HollyFrontier Corp	1,231
314,455	*	Hologic, Inc	10,849
909,616		Home Depot, Inc	121,370
924,155		Honeywell International, Inc	103,552
88,936		Hormel Foods Corp	3,846
141,344		Host Marriott Corp	2,360
590,144		HP, Inc	7,271
45,796		Humana, Inc	8,378
1,191,444		Huntington Bancshares, Inc	11,366
60,000		Huntington Ingalls	8,216
60,000		Icahn Enterprises LP	3,783
17,713	*	IHS, Inc (Class A)	2,199
50,047		Illinois Tool Works, Inc	5,127
59,753	*	Illumina, Inc	9,687
38,198	*	IMS Health Holdings, Inc	1,014
32,155	*	Incyte Corp	2,330
384,812		Ingersoll-Rand plc	23,862
45,000		Ingredion, Inc	4,806
1,195,083		Intel Corp	38,661
33,257		IntercontinentalExchange Group, Inc	7,820
176,192		International Business Machines Corp	26,684
27,690		International Flavors & Fragrances, Inc	3,150
70,118		International Paper Co	2,878
576,199		Interpublic Group of Cos, Inc	13,224
84,189		Intuit, Inc	8,756
38,994	*	Intuitive Surgical, Inc	23,437
54,983		Invesco Ltd	1,692
15,731	*,e	Ionis Pharmaceuticals, Inc	637
32,253		Iron Mountain, Inc	1,094
246,915	e	iShares MSCI Canada Index Fund	5,854
1,108,052	e	iShares MSCI EAFE Index Fund	63,303
140,000		ITT Corp	5,165
32,529		J.B. Hunt Transport Services, Inc	2,740
39,160		J.M. Smucker Co	5,085
33,836	*	Jacobs Engineering Group, Inc	1,474
352,256	*	Jarden Corp	20,765
23,173	*	Jazz Pharmaceuticals plc	3,025
1,124,172		Johnson & Johnson	121,635
150,454		Johnson Controls, Inc	5,863
49,684		Jones Lang LaSalle, Inc	5,829
2,636,202		JPMorgan Chase & Co	156,116
339,416		Juniper Networks, Inc	8,658
202,860		Kansas City Southern Industries, Inc	17,334
84,401		Kellogg Co	6,461
160,139		Keycorp	1,768
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

112,732		Kimberly-Clark Corp	$15,164
122,823		Kimco Realty Corp	3,535
444,386		Kinder Morgan, Inc	7,937
42,822		Kla-Tencor Corp	3,118
107,076		Kohl’s Corp	4,991
130,000		Korn/Ferry International	3,678
317,001		Kraft Heinz Co	24,904
524,766		Kroger Co	20,072
111,146		L Brands, Inc	9,760
51,413		L-3 Communications Holdings, Inc	6,092
137,489	*	Laboratory Corp of America Holdings	16,104
421,998		Lam Research Corp	34,857
92,820		Las Vegas Sands Corp	4,797
90,000		Lazard Ltd (Class A)	3,492
131,250		Lear Corp	14,591
17,555		Legg Mason, Inc	609
46,019		Leggett & Platt, Inc	2,227
34,702		Lennar Corp (Class A)	1,678
52,586		Leucadia National Corp	850
70,652	*	Level 3 Communications, Inc	3,734
130,000		Lexmark International, Inc (Class A)	4,346
77,347	*	Liberty Interactive Corp	1,953
35,211	*	Liberty Media Corp	1,360
25,139	*	Liberty Media Corp (Class C)	958
47,924		Liberty Property Trust	1,604
258,270		Lincoln National Corp	10,124
72,157		Linear Technology Corp	3,215
18,965	*	LinkedIn Corp	2,169
87,294	*	LKQ Corp	2,787
78,130		Lockheed Martin Corp	17,306
60,759		Loews Corp	2,325
840,195	*	Louisiana-Pacific Corp	14,384
889,256		Lowe’s Companies, Inc	67,361
580,239	*,e	Lululemon Athletica, Inc	39,288
142,164		LyondellBasell Industries AF S.C.A	12,166
51,133		M&T Bank Corp	5,676
82,954		Macerich Co	6,573
136,732		Macy’s, Inc	6,029
15,342	*	Mallinckrodt plc	940
78,876		Manpower, Inc	6,422
145,812		Marathon Oil Corp	1,624
202,935		Marathon Petroleum Corp	7,545
5,249	*	Markel Corp	4,680
30,562	e	Marriott International, Inc (Class A)	2,175
240,398		Marsh & McLennan Cos, Inc	14,614
15,642		Martin Marietta Materials, Inc	2,495
98,122		Masco Corp	3,086
284,745		Mastercard, Inc (Class A)	26,908
184,199	*	Matador Resources Co	3,492
166,913		Mattel, Inc	5,612
85,462		Maxim Integrated Products, Inc	3,143
43,544		McCormick & Co, Inc	4,332
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

448,788		McDonald’s Corp	$56,404
55,439		McGraw-Hill Financial, Inc	5,487
142,091		McKesson Corp	22,344
679		MDC Holdings, Inc	17
38,092		Mead Johnson Nutrition Co	3,237
37,103		Medivation, Inc	1,706
35,908	*	MEDNAX, Inc	2,320
370,432		Medtronic plc	27,782
190,000		Mentor Graphics Corp	3,863
741,720		Merck & Co, Inc	39,244
766,065	*,e	Merrimack Pharmaceuticals, Inc	6,412
1,389,365		Metlife, Inc	61,049
8,047	*	Mettler-Toledo International, Inc	2,774
2,289,135	*	MGM Resorts International	49,079
57,946	*	Michael Kors Holdings Ltd	3,301
200,000	*	Michaels Cos, Inc	5,594
52,663	e	Microchip Technology, Inc	2,538
623,434	*	Micron Technology, Inc	6,527
120,000		Microsemi Corp	4,597
3,661,397		Microsoft Corp	202,219
14,000	*	MicroStrategy, Inc (Class A)	2,516
17,645		Mid-America Apartment Communities, Inc	1,803
258,671	*,e	Mobileye NV	9,646
13,531	*	Mohawk Industries, Inc	2,583
183,007		Molson Coors Brewing Co (Class B)	17,602
974,729		Mondelez International, Inc	39,106
134,597		Monsanto Co	11,810
119,762	*	Monster Beverage Corp	15,974
29,814		Moody’s Corp	2,879
342,719		Morgan Stanley	8,571
58,257		Mosaic Co	1,573
57,142		Motorola, Inc	4,326
12,481		MSCI, Inc (Class A)	925
1	*	MSG Networks, Inc	0	^
34,363	e	Murphy Oil Corp	866
568,187	*	Mylan NV	26,335
223,800		Nabors Industries Ltd	2,059
40,548		NASDAQ OMX Group, Inc	2,692
73,982	e	National Oilwell Varco, Inc	2,301
46,841		Navient Corp	561
115,167		NetApp, Inc	3,143
119,228	*	NetFlix, Inc	12,189
6,268	*,e	NetSuite, Inc	429
152,000		New York Community Bancorp, Inc	2,417
399,662	e	Newell Rubbermaid, Inc	17,701
65,000	*	Newfield Exploration Co	2,161
194,618		Newmont Mining Corp	5,173
52,340		News Corp	668
412,368		NextEra Energy, Inc	48,800
82,234		Nielsen NV	4,330
634,614		Nike, Inc (Class B)	39,010
385,114		NiSource, Inc	9,073
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

63,223		Noble Energy, Inc	$1,986
304,003	e	Nordstrom, Inc	17,392
68,825		Norfolk Southern Corp	5,730
46,516		Northern Trust Corp	3,031
297,718		Northrop Grumman Corp	58,918
305,832	*	Norwegian Cruise Line Holdings Ltd	16,909
72,791		NRG Energy, Inc	947
116,917	*	Nuance Communications, Inc	2,185
84,036		Nucor Corp	3,975
360,564		Nvidia Corp	12,847
9,945	*	NVR, Inc	17,229
1,217,374	*	Occidental Petroleum Corp	83,305
23,325		Oceaneering International, Inc	775
48,032		OGE Energy Corp	1,375
350,059		Olin Corp	6,081
67,804		Omnicom Group, Inc	5,643
55,309	e	Oneok, Inc	1,652
2,570,828		Oracle Corp	105,173
92,169		Orbital ATK, Inc	8,013
42,994	*	O’Reilly Automotive, Inc	11,766
32,621		Owens Corning, Inc	1,542
74,025		Paccar, Inc	4,048
15,031		Packaging Corp of America	908
57,752	*	Palo Alto Networks, Inc	9,422
90,000	*	Parexel International Corp	5,646
179,489		Parker Hannifin Corp	19,938
39,209		Patterson Cos, Inc	1,824
96,685		Paychex, Inc	5,222
777,713	*	PayPal Holdings, Inc	30,020
126,064	e	People’s United Financial, Inc	2,008
390,969		PepsiCo, Inc	40,067
83,949		Perrigo Co plc	10,740
3,704,321		Pfizer, Inc	109,796
130,678		PG&E Corp	7,804
891,355		Philip Morris International, Inc	87,451
146,785		Phillips 66	12,710
29,344		Phillips-Van Heusen Corp	2,907
400,000	*,e	Pilgrim’s Pride Corp	10,160
1,066,804		Pinnacle Foods, Inc	47,665
39,344		Pinnacle West Capital Corp	2,954
164,829		Pioneer Natural Resources Co	23,198
33,501		Plains GP Holdings LP	291
117,625		PNC Financial Services Group, Inc	9,948
14,969	e	Polaris Industries, Inc	1,474
489,641		PPG Industries, Inc	54,590
201,077		PPL Corp	7,655
75,000	e	PRA Group, Inc	2,204
45,342		Praxair, Inc	5,189
13,985	*	Priceline.com, Inc	18,026
37,786		Principal Financial Group	1,491
1,283,330		Procter & Gamble Co	105,631
121,832		Progressive Corp	4,281
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

93,593		Prologis, Inc	$4,135
132,547		Prudential Financial, Inc	9,573
165,243		Public Service Enterprise Group, Inc	7,790
64,676		Public Storage, Inc	17,840
348,373		Pulte Homes, Inc	6,518
25,249	*	Qiagen NV	561
18,578	*	Qorvo, Inc	937
724,351		Qualcomm, Inc	37,043
28,643	*	Quanta Services, Inc	646
61,851		Quest Diagnostics, Inc	4,419
17,092	*	Quintiles Transnational Holdings, Inc	1,113
19,687		Ralph Lauren Corp	1,895
43,854	e	Range Resources Corp	1,420
19,821		Raymond James Financial, Inc	944
396,774		Raytheon Co	48,656
502,807	*	Realogy Holdings Corp	18,156
77,595		Realty Income Corp	4,850
34,556	*	Red Hat, Inc	2,575
31,300		Regency Centers Corp	2,343
23,513	*	Regeneron Pharmaceuticals, Inc	8,475
241,306		Regions Financial Corp	1,894
60,000		Reinsurance Group of America, Inc (Class A)	5,775
101,031		Republic Services, Inc	4,814
44,620		Resmed, Inc	2,580
311,689		Reynolds American, Inc	15,681
136,525	*	Rite Aid Corp	1,113
29,323		Robert Half International, Inc	1,366
29,726		Rockwell Automation, Inc	3,381
29,121		Rockwell Collins, Inc	2,685
64,340		Roper Industries, Inc	11,759
109,612		Ross Stores, Inc	6,347
73,513		Royal Caribbean Cruises Ltd	6,039
192,853	*	RSP Permian, Inc	5,600
47,203		Sabre Corp	1,365
761,857	*	Salesforce.com, Inc	56,248
62,488		SanDisk Corp	4,754
200,000	*	Sanmina Corp	4,676
34,424	*	SBA Communications Corp (Class A)	3,448
52,449		SCANA Corp	3,679
791,707		Schlumberger Ltd	58,388
31,162		Scripps Networks Interactive (Class A)	2,041
72,317	e	Seagate Technology, Inc	2,491
111,667		Sealed Air Corp	5,361
49,365		SEI Investments Co	2,125
131,623		Sempra Energy	13,695
33,140	*	Sensata Technologies Holding BV	1,287
146,100	*	ServiceMaster Global Holdings, Inc	5,505
212,667	*	ServiceNow, Inc	13,011
32,044		Sherwin-Williams Co	9,122
30,869	*	Signature Bank	4,202
18,568		Signet Jewelers Ltd	2,303
242,008		Simon Property Group, Inc	50,263
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

371,834	e	Sirius XM Holdings, Inc	$1,469
75,900	*	Skechers U.S.A., Inc (Class A)	2,311
135,314		Skyworks Solutions, Inc	10,541
22,520		SL Green Realty Corp	2,182
35,330		Snap-On, Inc	5,546
6,475		Snyder’s-Lance, Inc	204
174,279		Southern Co	9,015
340,604		Southwest Airlines Co	15,259
131,048	*,e	Southwestern Energy Co	1,058
183,297		Spectra Energy Corp	5,609
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	5,824
29,601	*	Splunk, Inc	1,448
166,837	*,e	Sprint Corp	581
75,956		St. Jude Medical, Inc	4,178
231,032		Stanley Works	24,307
311,654		Staples, Inc	3,438
599,830		Starbucks Corp	35,810
45,563		Starwood Hotels & Resorts Worldwide, Inc	3,801
145,000	*	Starz-Liberty Capital	3,818
53,567		State Street Corp	3,135
220,000		Steel Dynamics, Inc	4,952
49,073	*	Stericycle, Inc	6,193
89,266		Stryker Corp	9,577
614,551		SunTrust Banks, Inc	22,173
500,000	*	Supervalu, Inc	2,880
256,520	*	Surgical Care Affiliates, Inc	11,872
280,663		Symantec Corp	5,159
2,804,401	*	Synchrony Financial	80,374
52,934	*	Synopsys, Inc	2,564
641,854		Sysco Corp	29,994
44,119		T Rowe Price Group, Inc	3,241
13,246	*	Tableau Software, Inc	608
270,972		Target Corp	22,296
861	*	Taro Pharmaceutical Industries Ltd	123
58,758		TD Ameritrade Holding Corp	1,853
30,115		TECO Energy, Inc	829
50,545		TEGNA, Inc	1,186
134,698	*	Teradata Corp	3,534
59,926	*,e	Tesla Motors, Inc	13,769
52,142		Tesoro Corp	4,485
242,841		Texas Instruments, Inc	13,944
518,066		Textron, Inc	18,889
123,080		Thermo Electron Corp	17,427
93,417		Thomson Corp (Toronto)	3,785
19,200		Tiffany & Co	1,409
76,183		Time Warner Cable, Inc	15,589
730,222		Time Warner, Inc	52,978
370,548		TJX Companies, Inc	29,032
189,112	*	T-Mobile US, Inc	7,243
28,291	*	Toll Brothers, Inc	835
47,053		Torchmark Corp	2,548
50,077		Total System Services, Inc	2,383
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

32,210		Tractor Supply Co	$2,914
19,203	*	TransDigm Group, Inc	4,231
16,991		Transocean Ltd	149
51,333		Travelers Cos, Inc	5,991
68,012	*	Trimble Navigation Ltd	1,687
16,116	*	TripAdvisor, Inc	1,072
175,415		Twenty-First Century Fox, Inc	4,891
73,306		Twenty-First Century Fox, Inc (Class B)	2,067
97,865	*	Twitter, Inc	1,620
737,149		Tyco International plc	27,061
149,668		Tyson Foods, Inc (Class A)	9,977
82,208		UDR, Inc	3,167
24,810		Ulta Salon Cosmetics & Fragrance, Inc	4,807
47,831	*,e	Under Armour, Inc (Class A)	4,058
739,802		Union Pacific Corp	58,851
103,645		United Continental Holdings, Inc	6,204
282,678		United Parcel Service, Inc (Class B)	29,814
151,002	*	United Rentals, Inc	9,391
118,088		United Technologies Corp	11,821
46,292	*	United Therapeutics Corp	5,158
751,220		UnitedHealth Group, Inc	96,832
30,316		Universal Health Services, Inc (Class B)	3,781
43,700		UnumProvident Corp	1,351
285,104		US Bancorp	11,572
115,678		Valeant Pharmaceuticals International, Inc	3,033
174,216		Valero Energy Corp	11,174
65,000		Validus Holdings Ltd	3,067
50,000	e	Vanguard FTSE Developed Markets ETF	1,793
66,282	*	Vantiv, Inc	3,571
25,917	*	Varian Medical Systems, Inc	2,074
86,258		Ventas, Inc	5,431
112,571		VEREIT, Inc	999
90,000	*	Verint Systems, Inc	3,004
31,809	e	VeriSign, Inc	2,816
34,680	*	Verisk Analytics, Inc	2,772
1,385,642		Verizon Communications, Inc	74,935
128,953	*	Vertex Pharmaceuticals, Inc	10,250
239,786		VF Corp	15,529
403,653		Viacom, Inc (Class B)	16,663
1,502,717		Visa, Inc (Class A)	114,928
141,390	*,e	VMware, Inc (Class A)	7,396
62,844		Vornado Realty Trust	5,934
104,293		Voya Financial, Inc	3,105
52,971		Vulcan Materials Co	5,592
119,133		W.R. Berkley Corp	6,695
17,731	e	W.W. Grainger, Inc	4,139
94,137	*	WABCO Holdings, Inc	10,065
219,815		Walgreens Boots Alliance, Inc	18,517
324,328		Wal-Mart Stores, Inc	22,213
657,459		Walt Disney Co	65,292
28,655		Waste Connections, Inc	1,851
101,089		Waste Management, Inc	5,964
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)

40,881	*	Waters Corp			$5,393
114,102	*	Weatherford International Ltd			888
107,743		WEC Energy Group, Inc			6,472
3,687,176		Wells Fargo & Co			178,312
52,182		Welltower, Inc			3,618
121,000	e	Western Digital Corp			5,716
140,443		Western Union Co			2,709
17,491		Westinghouse Air Brake Technologies Corp			1,387
10,880		Westlake Chemical Corp			504
51,187		WestRock Co			1,998
145,236		Weyerhaeuser Co			4,499
147,127		Whirlpool Corp			26,533
176,630	*	WhiteWave Foods Co (Class A)			7,178
26,108	*,e	Whiting Petroleum Corp			208
111,820		Whole Foods Market, Inc			3,479
101,582		Williams Cos, Inc			1,632
16,728		Willis Towers Watson plc			1,985
96,628	*,e	Workday, Inc			7,425
55,554	*	WR Grace & Co			3,954
60,929		Wyndham Worldwide Corp			4,657
13,359	e	Wynn Resorts Ltd			1,248
204,991		Xcel Energy, Inc			8,573
723,920		Xerox Corp			8,079
462,921		Xilinx, Inc			21,956
27,708		Xylem, Inc			1,133
749,087	*	Yahoo!, Inc			27,574
72,128		Yum! Brands, Inc			5,904
12,471	*,e	Zillow Group, Inc (Class C)			296
193,418		Zimmer Holdings, Inc			20,624
387,068		Zoetis Inc			17,159
		TOTAL UNITED STATES			10,490,707
		TOTAL COMMON STOCKS			17,902,550
		(Cost $17,082,996)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc			1
		TOTAL UNITED STATES			1

		TOTAL RIGHTS / WARRANTS			1
		(Cost $41)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 0.5%
$20,000,000	d	Federal Home Loan Bank (FHLB)	0.290%	04/25/16	19,997
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$25,000,000	d	FHLB	0.366%	05/13/16	$24,993
31,050,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.280	04/06/16	31,049
15,000,000	d	Federal National Mortgage Association (FNMA)	0.612	06/08/16	14,991
		TOTAL GOVERNMENT AGENCY DEBT			91,030

TREASURY DEBT - 0.3%
16,500,000	d	United States Treasury Bill	0.240-0.247	04/14/16	16,499
30,800,000		United States Treasury Bill	0.233	04/21/16	30,798
8,500,000	d	United States Treasury Bill	0.371	09/29/16	8,484
		TOTAL TREASURY DEBT			55,781

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
CERTIFICATE OF DEPOSIT - 0.2%
22,000,000		Deutsche Bank (Cayman) Ltd	0.390	04/01/16	22,000
20,000,000		National Australia Bank Ltd	0.220	04/01/16	20,000
		TOTAL CERTIFICATE OF DEPOSIT			42,000

REPURCHASE AGREEMENT - 2.2%
63,000,000	p	Barclays	0.500	04/01/16	63,000
45,000,000	q	Calyon	0.300	04/01/16	45,000
40,000,000	r	Calyon	0.290	04/01/16	40,000
35,000,000	s	Deutsche Bank	0.320	04/01/16	35,000
40,000,000	t	HSBC	0.270	04/01/16	40,000
14,000,000	u	Merrill Lynch	0.280	04/01/16	14,000
40,000,000	v	Nomura	0.320	04/01/16	40,000
65,000,000	w	Royal Bank of Scotland	0.310	04/05/16	65,000
58,000,000	x	Societe Generale	0.320	04/01/16	58,000
		TOTAL REPURCHASE AGREEMENT			400,000

VARIABLE RATE SECURITIES - 0.2%
25,021,727	i	SLM Student Loan Trust 2007	0.659	01/25/19	24,828
		TOTAL VARIABLE RATE SECURITIES			24,828
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			466,828

		TOTAL SHORT-TERM INVESTMENTS			613,639
		(Cost $613,786)
		TOTAL INVESTMENTS - 102.3%			18,516,190
		(Cost $17,696,823)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(420,235)
		NET ASSETS - 100.0%			$18,095,955

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $449,971,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/16, the aggregate value of these securities was $102,153,000, or 0.6% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
p	Agreement with Barclays, 0.50% dated 3/31/16 to be repurchased at $63,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $64,260,000.
q	Agreement with Calyon, 0.30% dated 3/31/16 to be repurchased at $45,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $45,900,000.
r	Agreement with Calyon, 0.29% dated 3/31/16 to be repurchased at $40,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $40,800,000.
s	Agreement with Deutsche Bank, 0.32% dated 3/31/16 to be repurchased at $35,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $35,700,000.
t	Agreement with HSBC, 0.27% dated 3/31/16 to be repurchased at $40,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $40,802,000.
u	Agreement with Merrill Lynch, 0.28% dated 3/31/16 to be repurchased at $14,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $14,280,000.
v	Agreement with Nomura, 0.32% dated 3/31/16 to be repurchased at $40,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $40,800,000.
w	Agreement with Royal Bank of Scotland, 0.31% dated 3/29/16 to be repurchased at $65,000,000 on 4/05/16, collateralized by U.S. Government Agency Securities valued at $66,303,000.
x	Agreement with Societe Generale, 0.32% dated 3/31/16 to be repurchased at $58,000,000 on 4/01/16, collateralized by U.S. Government Agency Securities valued at $59,160,000.

Cost amounts are in thousands.
231

COLLEGE EQUITIES RETIREMENT ACCOUNT - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2016

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,289,275	18.2%
CONSUMER DISCRETIONARY	2,829,131	15.6
INFORMATION TECHNOLOGY	2,775,429	15.3
HEALTH CARE	2,452,155	13.6
INDUSTRIALS	2,042,499	11.3
CONSUMER STAPLES	1,753,024	9.7
ENERGY	1,148,180	6.3
MATERIALS	741,360	4.1
TELECOMMUNICATION SERVICES	450,900	2.5
UTILITIES	420,598	2.3
SHORT-TERM INVESTMENTS	613,639	3.4
OTHER ASSETS & LIABILITES, NET	(420,235)	(2.3)

NET ASSETS	$18,095,955	100.0%
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.5%
78,429		BorgWarner, Inc	$3,012
1,647,656		Delphi Automotive plc	123,607
48,034		Gentex Corp	753
453,300		Goodyear Tire & Rubber Co	14,950
37,470	e	Harley-Davidson, Inc	1,923
51,466		Johnson Controls, Inc	2,005
539,974		Lear Corp	60,029
440,800		Magna International, Inc (Class A)	18,937
333,898	*,e	Tesla Motors, Inc	76,720
101,409		Thor Industries, Inc	6,467
82,708		Visteon Corp	6,583
		TOTAL AUTOMOBILES & COMPONENTS	314,986

BANKS - 0.2%
15,893	*	Signature Bank	2,164
50,536	*	SVB Financial Group	5,157
715,100		Wells Fargo & Co	34,582
		TOTAL BANKS	41,903

CAPITAL GOODS - 6.0%
1,061,618		3M Co	176,897
26,587		A.O. Smith Corp	2,029
30,720		Acuity Brands, Inc	6,701
221,944	*	Aecom Technology Corp	6,834
2,236		Air Lease Corp	72
34,309		Allegion plc	2,186
410,498		Allison Transmission Holdings, Inc	11,075
197,629		Ametek, Inc	9,878
8,207	*	Armstrong World Industries, Inc	397
4,379	*	Babcock & Wilcox Enterprises, Inc	94
35,894		BE Aerospace, Inc	1,655
712,527		Boeing Co	90,448
160,846		BWX Technologies, Inc	5,398
32,065		Carlisle Cos, Inc	3,190
37,754		Caterpillar, Inc	2,890
270,900		Chicago Bridge & Iron Co NV	9,912
43,908		Cummins, Inc	4,827
94,121		Danaher Corp	8,928
20,217	e	Deere & Co	1,557
43,665	e	Donaldson Co, Inc	1,393
159,241		Emerson Electric Co	8,660
100,797	e	Fastenal Co	4,939
21,175		Flowserve Corp	940
379,550		Fortune Brands Home & Security, Inc	21,270
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

209,585		General Dynamics Corp	$27,533
19,662		Graco, Inc	1,651
319,556	*	HD Supply Holdings, Inc	10,568
34,487		Hexcel Corp	1,507
1,942,065		Honeywell International, Inc	217,608
63,711		Hubbell, Inc	6,749
217,947		Huntington Ingalls	29,846
24,206		IDEX Corp	2,006
103,721		Illinois Tool Works, Inc	10,625
419,522		Ingersoll-Rand plc	26,015
14,482		Lennox International, Inc	1,958
23,261		Lincoln Electric Holdings, Inc	1,362
191,403		Lockheed Martin Corp	42,396
945,768		Masco Corp	29,744
238,133	*	Middleby Corp	25,425
93,188		MSC Industrial Direct Co (Class A)	7,111
19,118		Nordson Corp	1,454
664,429		Northrop Grumman Corp	131,491
351,100		Owens Corning, Inc	16,600
110,770		Paccar, Inc	6,058
22,515		Parker Hannifin Corp	2,501
6,716	*	Quanta Services, Inc	152
407,518		Raytheon Co	49,974
977		Regal-Beloit Corp	62
72,779		Rockwell Automation, Inc	8,279
237,821		Rockwell Collins, Inc	21,929
477,055		Roper Industries, Inc	87,191
103,255		Snap-On, Inc	16,210
21,488	*,e	SolarCity Corp	528
542,457	*	Spirit Aerosystems Holdings, Inc (Class A)	24,606
29,208		Stanley Works	3,073
758,921		Textron, Inc	27,670
25,715		Toro Co	2,215
82,580	*,e	TransDigm Group, Inc	18,196
31,042	*	United Rentals, Inc	1,931
26,571		United Technologies Corp	2,660
192,282	*	Univar, Inc	3,303
495,051	*	USG Corp	12,282
523		Valmont Industries, Inc	65
21,496	e	W.W. Grainger, Inc	5,018
18,446	*	WABCO Holdings, Inc	1,972
60,371		Watsco, Inc	8,134
33,320		Westinghouse Air Brake Technologies Corp	2,642
		TOTAL CAPITAL GOODS	1,280,470

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
30,853		Cintas Corp	2,771
175,579	*	Clean Harbors, Inc	8,663
649,228	e	CNH Industrial NV (NYSE)	4,389
40,512	*	Copart, Inc	1,652
40,603		Covanta Holding Corp	684
75,487		Dun & Bradstreet Corp	7,781
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

83,324		Equifax, Inc	$9,523
96,228	*	IHS, Inc (Class A)	11,948
73,938		KAR Auction Services, Inc	2,820
192,100		Manpower, Inc	15,641
2,338,900		Nielsen NV	123,167
27,122		Pitney Bowes, Inc	584
374,459		R.R. Donnelley & Sons Co	6,141
275,368		Robert Half International, Inc	12,827
31,761		Rollins, Inc	861
572,438	*	Stericycle, Inc	72,236
100,146	*	TransUnion	2,765
128,668		Tyco International plc	4,723
1,858,921	*	Verisk Analytics, Inc	148,565
12,098		Waste Management, Inc	714
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	438,455

CONSUMER DURABLES & APPAREL - 2.4%
180,678		Brunswick Corp	8,669
72,993		Carter’s, Inc	7,692
15,296		Coach, Inc	613
352,983		DR Horton, Inc	10,671
10,405	*,e	Fossil Group, Inc	462
34,389	*,e	GoPro, Inc	411
704,374		Hanesbrands, Inc	19,962
24,413		Harman International Industries, Inc	2,174
97,798		Hasbro, Inc	7,834
73,614	*	Jarden Corp	4,340
42,092	*	Kate Spade & Co	1,074
47,212		Leggett & Platt, Inc	2,285
1,565		Lennar Corp (B Shares)	61
24,006	e	Lennar Corp (Class A)	1,161
38,371	*,e	Lululemon Athletica, Inc	2,598
919,194		Mattel, Inc	30,903
445,314	*	Michael Kors Holdings Ltd	25,365
15,505	*	Mohawk Industries, Inc	2,960
297,408	e	Newell Rubbermaid, Inc	13,172
3,203,695		Nike, Inc (Class B)	196,931
23,486	*	NVR, Inc	40,687
22,844	e	Polaris Industries, Inc	2,250
1,210,600		Pulte Homes, Inc	22,650
120,927		Ralph Lauren Corp	11,640
271,130	*	Skechers U.S.A., Inc (Class A)	8,256
940,800		Sony Corp	24,189
390,218	*	Tempur-Pedic International, Inc	23,721
19,114	*	Toll Brothers, Inc	564
1,040,900	*	TomTom NV	10,140
12,932	*	TopBuild Corp	385
16,864	e	Tupperware Corp	978
61,373	*,e	Under Armour, Inc (Class A)	5,206
117,539		VF Corp	7,612
1,470	*	Vista Outdoor, Inc	76
99,161		Whirlpool Corp	17,883
		TOTAL CONSUMER DURABLES & APPAREL	515,575
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

CONSUMER SERVICES - 4.9%
2,068,724		ARAMARK Holdings Corp	$68,516
339,938		Brinker International, Inc	15,620
181,705	*	Chipotle Mexican Grill, Inc (Class A)	85,578
12,467		Choice Hotels International, Inc	674
8,671		Darden Restaurants, Inc	575
22,630		Domino’s Pizza, Inc	2,984
34,435	e	Dunkin Brands Group, Inc	1,624
1,182,040		Extended Stay America, Inc	19,267
75,312	e	H&R Block, Inc	1,990
181,325		Hilton Worldwide Holdings, Inc	4,083
381,700	*,e	Hyatt Hotels Corp	18,890
26,061		International Game Technology plc	476
708,800	e	Interval Leisure Group, Inc	10,235
126,662		Las Vegas Sands Corp	6,546
67,821	e	Marriott International, Inc (Class A)	4,827
628,836		McDonald’s Corp	79,032
4,664,237	g	Merlin Entertainments plc	31,010
8,043	*	MGM Resorts International	172
4,174,838	*	Norwegian Cruise Line Holdings Ltd	230,827
7,771	*	Panera Bread Co (Class A)	1,592
618,711	e	Restaurant Brands International, Inc	24,025
68,054		Service Corp International	1,680
363,356	*	ServiceMaster Global Holdings, Inc	13,691
23,865		Six Flags Entertainment Corp	1,324
4,671,747		Starbucks Corp	278,903
664,061		Starwood Hotels & Resorts Worldwide, Inc	55,403
274,538		Wyndham Worldwide Corp	20,983
197,758	e	Wynn Resorts Ltd	18,477
681,970		Yum! Brands, Inc	55,819
		TOTAL CONSUMER SERVICES	1,054,823

DIVERSIFIED FINANCIALS - 2.3%
18,958	*	Affiliated Managers Group, Inc	3,079
14,657	*	Ally Financial, Inc	274
57,939		American Express Co	3,557
400,272		Ameriprise Financial, Inc	37,630
11,184		Artisan Partners Asset Management, Inc	345
43,755		Bank of New York Mellon Corp	1,612
13,904		BlackRock, Inc	4,735
630,100		Blackstone Group LP	17,674
27,991		CBOE Holdings, Inc	1,829
1,544,557		Charles Schwab Corp	43,278
53,441	*,e	Credit Acceptance Corp	9,702
41,868		Eaton Vance Corp	1,403
14,248		Factset Research Systems, Inc	2,159
33,263		Federated Investors, Inc (Class B)	960
2,060		Interactive Brokers Group, Inc (Class A)	81
210,069		IntercontinentalExchange Group, Inc	49,396
22,146		Invesco Ltd	681
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

709,500	e	iShares Russell 1000 Growth Index Fund	$70,794
374,080		Lazard Ltd (Class A)	14,514
9,522		Legg Mason, Inc	330
15,338	*,e	LendingClub Corp	127
11,696		Leucadia National Corp	189
26,725	e	LPL Financial Holdings, Inc	663
1,109,779		McGraw-Hill Financial, Inc	109,846
61,235		Moody’s Corp	5,913
6,562		Morningstar, Inc	579
181,779		MSCI, Inc (Class A)	13,466
307,367		NorthStar Asset Management Group, Inc	3,489
2,046		Santander Consumer USA Holdings, Inc	21
49,752		SEI Investments Co	2,142
133,000	*	SLM Corp	846
2,941,860	*	Synchrony Financial	84,314
89,596		T Rowe Price Group, Inc	6,582
81,311		TD Ameritrade Holding Corp	2,564
24,667		Waddell & Reed Financial, Inc (Class A)	581
		TOTAL DIVERSIFIED FINANCIALS	495,355

ENERGY - 0.6%
161,002		Cabot Oil & Gas Corp	3,656
249,500	*	Concho Resources, Inc	25,209
8,416	*,e	Continental Resources, Inc	256
114,718	e	CVR Energy, Inc	2,994
624,933		EOG Resources, Inc	45,358
50,325	*	FMC Technologies, Inc	1,377
9,122		HollyFrontier Corp	322
14,080		Marathon Petroleum Corp	523
26,668	*	Memorial Resource Development Corp	271
61,655		Oceaneering International, Inc	2,049
32,121	e	Oneok, Inc	959
117,200		Pioneer Natural Resources Co	16,495
1,882	e	Range Resources Corp	61
318,654	e	RPC, Inc	4,519
55,273		Schlumberger Ltd	4,076
210,945		Targa Resources Investments, Inc	6,299
805	e	Teekay Corp	7
56,657		Tesoro Corp	4,873
257,107		Williams Cos, Inc	4,132
47,274		World Fuel Services Corp	2,297
		TOTAL ENERGY	125,733

FOOD & STAPLES RETAILING - 2.0%
930,382		Costco Wholesale Corp	146,609
1,390,196		CVS Health Corp	144,205
2,673,555		Kroger Co	102,264
198,137	*	Rite Aid Corp	1,615
87,054	*	Sprouts Farmers Market, Inc	2,528
63,942		Sysco Corp	2,988
191,135		Walgreens Boots Alliance, Inc	16,101
104,511		Whole Foods Market, Inc	3,251
		TOTAL FOOD & STAPLES RETAILING	419,561
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

FOOD, BEVERAGE & TOBACCO - 5.1%
2,182,796		Altria Group, Inc	$136,774
435,000		Associated British Foods plc	20,870
10,042	*,e	Blue Buffalo Pet Products, Inc	258
8,587	e	Brown-Forman Corp	916
88,913		Brown-Forman Corp (Class B)	8,755
35,097		Campbell Soup Co	2,239
3,394,796		Coca-Cola Co	157,485
315,451		Coca-Cola Enterprises, Inc	16,006
19,241		ConAgra Foods, Inc	859
56,305		Constellation Brands, Inc (Class A)	8,507
489,533		Dr Pepper Snapple Group, Inc	43,774
54,369		Flowers Foods, Inc	1,004
505,045		General Mills, Inc	31,995
149,039	*	Hain Celestial Group, Inc	6,097
175,953		Hershey Co	16,203
150,321		Hormel Foods Corp	6,500
232,406		Ingredion, Inc	24,819
77,473		Kellogg Co	5,931
256,769		Kraft Heinz Co	20,172
44,391		McCormick & Co, Inc	4,416
218,106		Mead Johnson Nutrition Co	18,532
850,738		Molson Coors Brewing Co (Class B)	81,824
1,451,052	*	Monster Beverage Corp	193,541
991,343		PepsiCo, Inc	101,593
566,808		Philip Morris International, Inc	55,610
2,837	*	Pilgrim’s Pride Corp	72
678,606		Pinnacle Foods, Inc	30,320
1,204,060		Reynolds American, Inc	60,576
635,233		Suntory Beverage & Food Ltd	28,577
42,880		Tyson Foods, Inc (Class A)	2,858
325,626	*	WhiteWave Foods Co (Class A)	13,233
		TOTAL FOOD, BEVERAGE & TOBACCO	1,100,316

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
21,520	*	Acadia Healthcare Co, Inc	1,186
431,842		Aetna Inc	48,517
18,559	*	Alere, Inc	939
28,846	*	Align Technology, Inc	2,097
23,135	*	Allscripts Healthcare Solutions, Inc	306
423,392		AmerisourceBergen Corp	36,645
368,230		Anthem, Inc	51,180
13,054	*,e	athenahealth, Inc	1,812
25,394		Bard (C.R.), Inc	5,147
130,717		Baxter International, Inc	5,370
146,810		Becton Dickinson & Co	22,289
37,271	*	Boston Scientific Corp	701
15,825	*	Brookdale Senior Living, Inc	251
417,447		Cardinal Health, Inc	34,210
427,005	*	Centene Corp	26,291
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

1,996,624	*	Cerner Corp	$105,741
269,212		Cigna Corp	36,947
11,110		Cooper Cos, Inc	1,711
226,123	*	DaVita, Inc	16,593
47,144		DENTSPLY SIRONA, Inc	2,905
28,322	*	DexCom, Inc	1,923
233,303	*	Edwards Lifesciences Corp	20,580
64,922	*	Envision Healthcare Holdings, Inc	1,324
1,039,067	*	Express Scripts Holding Co	71,374
260,914		HCA Holdings, Inc	20,364
362,800	e	Healthsouth Corp	13,652
28,558	*	Henry Schein, Inc	4,930
104,436		Hill-Rom Holdings, Inc	5,253
589,398	*	Hologic, Inc	20,334
47,860		Humana, Inc	8,756
32,185	*	Idexx Laboratories, Inc	2,521
47,016	*	IMS Health Holdings, Inc	1,248
4,978	*,e	Inovalon Holdings, Inc	92
228,973	*	Intuitive Surgical, Inc	137,624
102,982	*	Laboratory Corp of America Holdings	12,062
152,032	*	LifePoint Hospitals, Inc	10,528
323,657		McKesson Corp	50,895
19,322	*	MEDNAX, Inc	1,249
585,591		Olympus Corp	22,735
15,072		Patterson Cos, Inc	701
741,164	*	Premier, Inc	24,725
101,207		Resmed, Inc	5,852
427,669		St. Jude Medical, Inc	23,522
59,094		Stryker Corp	6,340
35,115	*	Tenet Healthcare Corp	1,016
878,857		UnitedHealth Group, Inc	113,285
242,070		Universal Health Services, Inc (Class B)	30,191
34,368	*	Varian Medical Systems, Inc	2,750
27,748	*	VCA Antech, Inc	1,601
25,320	*,e	Veeva Systems, Inc	634
3,333		Zimmer Holdings, Inc	355
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,019,254

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
45,470		Church & Dwight Co, Inc	4,191
36,245		Clorox Co	4,569
365,277		Colgate-Palmolive Co	25,807
26,874	e	Coty, Inc	748
1,950,897		Estee Lauder Cos (Class A)	183,989
107,329	*,e	Herbalife Ltd	6,607
113,596		Kimberly-Clark Corp	15,280
5,064	e	Nu Skin Enterprises, Inc (Class A)	194
8,333		Spectrum Brands, Inc	911
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	242,296

INSURANCE - 0.6%
119,800		Allstate Corp	8,071
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

86,768		Amtrust Financial Services, Inc	$2,246
97,464		Aon plc	10,180
33,260		Arthur J. Gallagher & Co	1,479
41,658	*	Berkshire Hathaway, Inc (Class B)	5,910
215,919		Chubb Ltd	25,727
8,795		Erie Indemnity Co (Class A)	818
9,878	*	Markel Corp	8,807
418,324		Marsh & McLennan Cos, Inc	25,430
458,300		Metlife, Inc	20,138
145,900		Travelers Cos, Inc	17,028
		TOTAL INSURANCE	125,834

MATERIALS - 3.3%
60,928		Air Products & Chemicals, Inc	8,777
5,573		Airgas, Inc	789
665,800		Albemarle Corp	42,565
3,246		Aptargroup, Inc	255
10,340		Ashland, Inc	1,137
180,302		Avery Dennison Corp	13,002
34,641	*	Axalta Coating Systems Ltd	1,011
47,949		Ball Corp	3,418
2,387		Bemis Co, Inc	124
1,511,349	*	Berry Plastics Group, Inc	54,635
4,475		Celanese Corp (Series A)	293
81,371		CF Industries Holdings, Inc	2,550
21,138		Chemours Co	148
11,239	e	Compass Minerals International, Inc	796
537,199	*	Crown Holdings, Inc	26,640
369,233		Dow Chemical Co	18,779
16,312		Eagle Materials, Inc	1,144
53,841		Eastman Chemical Co	3,889
103,749		Ecolab, Inc	11,570
175,287		EI du Pont de Nemours & Co	11,099
32,113	e	FMC Corp	1,296
148,841	*	GCP Applied Technologies, Inc	2,968
1,341,590		Graphic Packaging Holding Co	17,239
45,846		Huntsman Corp	610
28,003		International Flavors & Fragrances, Inc	3,186
490,785		International Paper Co	20,142
702,061		LyondellBasell Industries AF S.C.A	60,082
3,245		Martin Marietta Materials, Inc	518
1,336,130		Monsanto Co	117,232
3,005		NewMarket Corp	1,191
997,800		Olin Corp	17,332
4,178	*	Owens-Illinois, Inc	67
81,190		Packaging Corp of America	4,904
65,943	*,e	Platform Specialty Products Corp	567
1,436,910		PPG Industries, Inc	160,201
86,181		Praxair, Inc	9,863
1,413		Royal Gold, Inc	72
47,660		RPM International, Inc	2,256
13,726		Scotts Miracle-Gro Co (Class A)	999
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

207,236		Sealed Air Corp	$9,949
226,996		Sherwin-Williams Co	64,619
12,897		Silgan Holdings, Inc	686
15,351	e	Southern Copper Corp (NY)	425
354,266		Steel Dynamics, Inc	7,975
78,543	e	Tahoe Resources, Inc	788
28,034		Valspar Corp	3,000
7,148		Vulcan Materials Co	755
6,748		WestRock Co	263
24,647	*	WR Grace & Co	1,754
		TOTAL MATERIALS	713,560

MEDIA - 5.5%
377,635	*	AMC Networks, Inc	24,524
8,987		Cablevision Systems Corp (Class A)	297
1,286,599		CBS Corp (Class B)	70,879
25,782	*,e	Charter Communications, Inc	5,219
41,368		Cinemark Holdings, Inc	1,482
5,821	e	Clear Channel Outdoor Holdings, Inc (Class A)	27
6,705,666		Comcast Corp (Class A)	409,582
50,786	*,e	Discovery Communications, Inc (Class A)	1,454
194,836	*	Discovery Communications, Inc (Class C)	5,261
257,528		DISH Network Corp (Class A)	11,913
1,476,170		Interpublic Group of Cos, Inc	33,878
31,996	e	Lions Gate Entertainment Corp	699
51,718	*	Live Nation, Inc	1,154
47,091	*	Madison Square Garden Co	7,834
24,066	*	MSG Networks, Inc	416
84,607		Omnicom Group, Inc	7,042
29,240	e	Regal Entertainment Group (Class A)	618
274,315		Scripps Networks Interactive (Class A)	17,968
765,083	e	Sirius XM Holdings, Inc	3,022
369,796	*	Starz-Liberty Capital	9,737
127,904		Time Warner Cable, Inc	26,172
2,245,390		Time Warner, Inc	162,903
434,325		Tribune Co	16,656
354,769		Twenty-First Century Fox, Inc	9,891
197,442		Twenty-First Century Fox, Inc (Class B)	5,568
4,205		Viacom, Inc	190
1,127,072		Viacom, Inc (Class B)	46,525
2,982,035		Walt Disney Co	296,146
		TOTAL MEDIA	1,177,057

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
1,561,429		AbbVie, Inc	89,189
8,300	*,e	Agios Pharmaceuticals, Inc	337
28,504	*,e	Akorn, Inc	671
700,761	*	Alexion Pharmaceuticals, Inc	97,560
44,184	*	Alkermes plc	1,511
1,161,218	*	Allergan plc	311,241
21,766	*	Alnylam Pharmaceuticals, Inc	1,366
775,043		Amgen, Inc	116,202
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

217,065		Baxalta, Inc	$8,769
422,211	*	Biogen Idec, Inc	109,910
449,250	*	BioMarin Pharmaceutical, Inc	37,054
5,213		Bio-Techne Corp	493
11,698	*,e	Bluebird Bio, Inc	497
2,212,510		Bristol-Myers Squibb Co	141,335
197,899		Bruker BioSciences Corp	5,541
3,255,594	*	Celgene Corp	325,853
130,589	*	Charles River Laboratories International, Inc	9,917
1,055,339		Eli Lilly & Co	75,995
25,805	*	Endo International plc	726
3,077,874		Gilead Sciences, Inc	282,734
495,000	*	H Lundbeck AS	16,326
585,602	*	Illumina, Inc	94,932
54,350	*	Incyte Corp	3,939
5,897	*,e	Intercept Pharmaceuticals, Inc	758
16,872	*,e	Intrexon Corp	572
40,360	*,e	Ionis Pharmaceuticals, Inc	1,635
21,025	*	Jazz Pharmaceuticals plc	2,745
1,031,211		Johnson & Johnson	111,577
4,906	*,e	Juno Therapeutics, Inc	187
16,164	*	Mallinckrodt plc	990
64,597		Medivation, Inc	2,970
111,540		Merck & Co, Inc	5,902
9,672	*	Mettler-Toledo International, Inc	3,334
669,003	*	Mylan NV	31,008
356,900		Novo Nordisk AS	19,327
103,089	*,e	Opko Health, Inc	1,071
45,317		PerkinElmer, Inc	2,241
9,686		Perrigo Co plc	1,239
9,149	*	Puma Biotechnology, Inc	269
173,688	*	Quintiles Transnational Holdings, Inc	11,307
29,227	*	Regeneron Pharmaceuticals, Inc	10,535
37,722	*,e	Seattle Genetics, Inc	1,324
1,193,644		Teva Pharmaceutical Industries Ltd (ADR)	63,872
614,723		Thermo Electron Corp	87,039
16,500	*	United Therapeutics Corp	1,839
195,428	*	Vertex Pharmaceuticals, Inc	15,534
19,569	*	VWR Corp	529
117,151	*	Waters Corp	15,454
3,002,187		Zoetis Inc	133,087
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,258,443

REAL ESTATE - 1.5%
338,273		American Tower Corp	34,629
154,624		Boston Properties, Inc	19,650
2,362,589	*	CBRE Group, Inc	68,090
1,928		Columbia Property Trust, Inc	42
121,723		Crown Castle International Corp	10,529
28,692		Digital Realty Trust, Inc	2,539
69,601		Empire State Realty Trust, Inc	1,220
23,419		Equinix, Inc	7,745
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

63,463		Equity Lifestyle Properties, Inc	$4,616
128,666		Extra Space Storage, Inc	12,025
23,734		Federal Realty Investment Trust	3,704
4,690		Four Corners Property Trust, Inc	84
5,048		Gaming and Leisure Properties, Inc	156
8,505		Healthcare Trust of America, Inc	250
4,805	*	Howard Hughes Corp	509
29,435		Iron Mountain, Inc	998
94,265		Jones Lang LaSalle, Inc	11,059
28,959		Lamar Advertising Co	1,781
17,149		Omega Healthcare Investors, Inc	605
5,667		Post Properties, Inc	339
113,548		Public Storage, Inc	31,320
1,473,209	*	Realogy Holdings Corp	53,198
211,173		Simon Property Group, Inc	43,858
33,406		Tanger Factory Outlet Centers, Inc	1,216
8,047		Taubman Centers, Inc	573
55,082		Welltower, Inc	3,819
56,229		Weyerhaeuser Co	1,742
		TOTAL REAL ESTATE	316,296

RETAILING - 9.2%
3,946		Aaron’s, Inc	99
30,036		Advance Auto Parts, Inc	4,816
988,996	*	Amazon.com, Inc	587,107
560,000	*	ASOS plc	26,101
24,559	*,e	Autonation, Inc	1,146
57,148	*	AutoZone, Inc	45,529
59,417	*	Bed Bath & Beyond, Inc	2,950
750,300		Best Buy Co, Inc	24,340
1,973	*,e	Cabela’s, Inc	96
1,198,060	*,e	Carmax, Inc	61,221
20,556		CST Brands, Inc	787
765,152	*,e	Ctrip.com International Ltd (ADR)	33,866
252,565		Dick’s Sporting Goods, Inc	11,807
56	e	Dillard’s, Inc (Class A)	5
470,248		Dollar General Corp	40,253
79,526	*	Dollar Tree, Inc	6,558
1,810		DSW, Inc (Class A)	50
1,231,011		Expedia, Inc	132,728
68,932		Fast Retailing Co Ltd	22,026
561,045	e	Foot Locker, Inc	36,187
494,300	e	GameStop Corp (Class A)	15,684
82,018		Gap, Inc	2,411
59,320		Genuine Parts Co	5,894
385,831		GNC Holdings, Inc	12,250
4,145,972	*,e	Groupon, Inc	16,542
2,804,131		Home Depot, Inc	374,155
168,633		L Brands, Inc	14,808
1,267,729	*	Liberty Interactive Corp	32,010
47,703	*	Liberty Ventures	1,866
324,820	*	LKQ Corp	10,372
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

1,087,807		Lowe’s Companies, Inc	$82,401
262,334		Macy’s, Inc	11,566
21,737	*	Michaels Cos, Inc	608
251,935	*	Murphy USA, Inc	15,481
602,041	*	NetFlix, Inc	61,547
43,827	e	Nordstrom, Inc	2,507
25,813	*	Office Depot, Inc	183
133,621	*	O’Reilly Automotive, Inc	36,567
6,567		Penske Auto Group, Inc	249
49,804	*	Priceline.com, Inc	64,195
313,598		Ross Stores, Inc	18,157
49,119	*	Sally Beauty Holdings, Inc	1,591
566	*,e	Sears Holdings Corp	9
120,420		Signet Jewelers Ltd	14,936
394,049		Target Corp	32,422
150,547		Tiffany & Co	11,047
882,791		TJX Companies, Inc	69,167
47,490		Tractor Supply Co	4,296
38,464	*	TripAdvisor, Inc	2,558
87,489		Ulta Salon Cosmetics & Fragrance, Inc	16,950
359,915	*	Urban Outfitters, Inc	11,910
30,976		Williams-Sonoma, Inc	1,696
		TOTAL RETAILING	1,983,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
98,990		Analog Devices, Inc	5,859
1,333,132		Applied Materials, Inc	28,236
1,358,573	e	ARM Holdings plc (ADR)	59,356
147,751		Atmel Corp	1,200
809,700		Broadcom Ltd	125,099
462,062		Intel Corp	14,948
56,333		Kla-Tencor Corp	4,101
179,758		Lam Research Corp	14,848
240,773		Linear Technology Corp	10,729
34,641		Maxim Integrated Products, Inc	1,274
72,808	e	Microchip Technology, Inc	3,509
29,590	*	Micron Technology, Inc	310
200,000	*	NXP Semiconductors NV	16,214
858,683	*	ON Semiconductor Corp	8,235
131,504	*	Qorvo, Inc	6,629
65,669		Skyworks Solutions, Inc	5,116
1,815	*,e	SunPower Corp	40
672,600		Texas Instruments, Inc	38,621
201,631		Xilinx, Inc	9,563
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	353,887

SOFTWARE & SERVICES - 24.4%
637,554		Accenture plc	73,574
1,815,818		Activision Blizzard, Inc	61,447
3,561,951	*	Adobe Systems, Inc	334,111
62,008	*	Akamai Technologies, Inc	3,446
256,684	*	Alibaba Group Holding Ltd (ADR)	20,286
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

49,335	*	Alliance Data Systems Corp	$10,854
506,070	*	Alphabet, Inc (Class A)	386,081
870,005	*	Alphabet, Inc (Class C)	648,110
356,691		Amdocs Ltd	21,551
5,841	*	Ansys, Inc	523
6,981	*	Atlassian Corp plc	176
458,759	*	Autodesk, Inc	26,750
741,053		Automatic Data Processing, Inc	66,480
7,468	*,e	Black Knight Financial Services, Inc	232
33,662		Booz Allen Hamilton Holding Co	1,019
41,115		Broadridge Financial Solutions, Inc	2,438
347,707	*	Cadence Design Systems, Inc	8,199
54,770		CDK Global, Inc	2,550
239,800	*,e	Check Point Software Technologies	20,975
478,000	*,e	Cimpress NV	43,350
274,163	*	Citrix Systems, Inc	21,544
491,392	*	Cognizant Technology Solutions Corp (Class A)	30,810
211,100		Computer Sciences Corp	7,260
11,602	*	CoStar Group, Inc	2,183
211,100		CSRA, Inc	5,679
114,892		DST Systems, Inc	12,956
2,908,033	*	eBay, Inc	69,386
241,628	*	Electronic Arts, Inc	15,974
5,182,352	*	Facebook, Inc	591,307
42,038		Fidelity National Information Services, Inc	2,661
49,103	*,e	FireEye, Inc	883
484,061	*	First American Corp	16,797
47,139	*	First Data Corp	610
77,237	*	Fiserv, Inc	7,923
217,386	*	FleetCor Technologies, Inc	32,336
228,500	*	Fortinet, Inc	6,999
28,507		Gartner, Inc	2,547
148,240	*	Genpact Ltd	4,031
573,483		Global Payments, Inc	37,448
9,708	*,e	GoDaddy, Inc	314
1,000,000	*	GrubHub, Inc	25,130
26,235		IAC/InterActiveCorp	1,235
518,125		International Business Machines Corp	78,470
3,734,421		Intuit, Inc	388,417
28,015		Jack Henry & Associates, Inc	2,369
133,460		Leidos Holdings, Inc	6,716
38,220	*	LinkedIn Corp	4,370
3,472,405		Mastercard, Inc (Class A)	328,142
12,040	*,e	Match Group, Inc	133
10,040,393		Microsoft Corp	554,531
447,162	*,e	Mobileye NV	16,675
94,500		Netease.com (ADR)	13,568
14,310	*,e	NetSuite, Inc	980
2,919,293		Oracle Corp	119,428
71,941	*,e	Pandora Media, Inc	644
97,072		Paychex, Inc	5,243
3,186,153	*	PayPal Holdings, Inc	122,986
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

58,934	*	PTC, Inc	$1,954
63,387	*	Rackspace Hosting, Inc	1,368
1,069,066	*	Red Hat, Inc	79,656
334,496		Sabre Corp	9,674
3,322,512	*	Salesforce.com, Inc	245,301
425,000	*,g	Scout24 AG.	14,708
322,362	*	ServiceNow, Inc	19,722
42,780	*	Splunk, Inc	2,093
10,078	*,e	Square, Inc	154
26,032		SS&C Technologies Holdings, Inc	1,651
2,798	*	Synopsys, Inc	136
17,213	*	Tableau Software, Inc	790
850,000		Tencent Holdings Ltd	17,378
35,821	*	Teradata Corp	940
110,449		Total System Services, Inc	5,255
196,218	*,e	Twitter, Inc	3,247
10,013	*	Ultimate Software Group, Inc	1,937
155,398	*	Vantiv, Inc	8,373
40,827	*	VeriFone Systems, Inc	1,153
33,708	e	VeriSign, Inc	2,984
6,154,914		Visa, Inc (Class A)	470,728
29,107	*,e	VMware, Inc (Class A)	1,523
178,698		Western Union Co	3,447
75,098	*	WEX, Inc	6,260
36,565	*,e	Workday, Inc	2,810
1,871,767	*	Yahoo!, Inc	68,900
22,824	*	Yelp, Inc	454
10,822	*,e	Zillow Group, Inc	276
17,397	*,e	Zillow Group, Inc (Class C)	413
		TOTAL SOFTWARE & SERVICES	5,244,122

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
9,374	*,e	3D Systems Corp	145
106,737		Amphenol Corp (Class A)	6,172
9,847,964	d	Apple, Inc	1,073,329
12,230	*,e	Arista Networks, Inc	772
23,387	*	ARRIS International plc	536
154,118		CDW Corp	6,396
30,458		Cognex Corp	1,186
15,500	*	CommScope Holding Co, Inc	433
56,815		EMC Corp	1,514
126,778	*	F5 Networks, Inc	13,420
30,910	*,e	Fitbit, Inc	468
29,861		Flir Systems, Inc	984
7,216		Harris Corp	562
3,599		Ingram Micro, Inc (Class A)	129
11,886	*,e	IPG Photonics Corp	1,142
14,825		Jabil Circuit, Inc	286
319,572		Juniper Networks, Inc	8,152
119,793	*	Keysight Technologies, Inc	3,323
105,064		Motorola, Inc	7,953
6,806		National Instruments Corp	205
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)

31,227		NetApp, Inc	$852
26,562	*	Palo Alto Networks, Inc	4,333
79,652		Qualcomm, Inc	4,073
5,428	*	Trimble Navigation Ltd	135
175,300	e	Western Digital Corp	8,281
18,081	*	Zebra Technologies Corp (Class A)	1,248
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,146,029

TELECOMMUNICATION SERVICES - 1.5%
1,452,003		AT&T, Inc	56,875
690,218	g	Cellnex Telecom SAU	11,004
326,900		CenturyTel, Inc	10,448
1,424,793	*	Level 3 Communications, Inc	75,300
95,454	*	SBA Communications Corp (Class A)	9,562
2,741,154		Verizon Communications, Inc	148,242
42,466	*	Zayo Group Holdings, Inc	1,029
		TOTAL TELECOMMUNICATION SERVICES	312,460

TRANSPORTATION - 2.8%
491,578		Alaska Air Group, Inc	40,319
33,183		Amerco, Inc	11,857
217,845		American Airlines Group, Inc	8,934
263,433	*	Avis Budget Group, Inc	7,207
179,668		CH Robinson Worldwide, Inc	13,337
87,772		CSX Corp	2,260
1,853,940		Delta Air Lines, Inc	90,250
230,075		Expeditors International of Washington, Inc	11,230
283,666		FedEx Corp	46,158
126,840	*	Genesee & Wyoming, Inc (Class A)	7,953
4,202,010	*	Hertz Global Holdings, Inc	44,247
31,744		J.B. Hunt Transport Services, Inc	2,674
39,152	*	JetBlue Airways Corp	827
15,183		Landstar System, Inc	981
23,557	*	Old Dominion Freight Line	1,640
175,500		Ryanair Holdings plc (ADR)	15,061
173,046		Ryder System, Inc	11,210
1,160,796		Southwest Airlines Co	52,004
331,196	*	Spirit Airlines, Inc	15,891
1,697,451		Union Pacific Corp	135,032
627,528		United Continental Holdings, Inc	37,564
473,868		United Parcel Service, Inc (Class B)	49,979
		TOTAL TRANSPORTATION	606,615

UTILITIES - 0.0%
17,767	*	Calpine Corp	269
58,660		Dominion Resources, Inc	4,407
20,533		ITC Holdings Corp	895
11	e	TerraForm Power, Inc	0	^
		TOTAL UTILITIES	5,571
		TOTAL COMMON STOCKS	21,292,308
		(Cost $17,598,352)
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.1%
$13,800,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.200%	04/01/16	$13,800
10,000,000	d	Federal National Mortgage Association (FNMA)	0.612	06/08/16	9,994
		TOTAL GOVERNMENT AGENCY DEBT			23,794

TREASURY DEBT - 0.4%
7,600,000		United States Treasury Bill	0.236	04/07/16	7,600
14,500,000	d	United States Treasury Bill	0.233	04/21/16	14,499
3,400,000	d	United States Treasury Bill	0.255	05/26/16	3,399
20,000,000	d	United States Treasury Bill	0.451	06/30/16	19,989
32,100,000	d	United States Treasury Bill	0.373	09/29/16	32,038
		TOTAL TREASURY DEBT			77,525

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
411,003,549	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			411,004
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			411,004

		TOTAL SHORT-TERM INVESTMENTS			512,323
		(Cost $512,306)
		TOTAL INVESTMENTS - 101.6%			21,804,631
		(Cost $18,110,658)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(348,468)
		NET ASSETS - 100.0%			$21,456,163

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $403,047,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/16, the aggregate value of these securities was $56,722,000, or 0.3% of net assets.

Cost amounts are in thousands.
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2016

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
56,324	*	American Axle & Manufacturing Holdings, Inc	$867
167,583		BorgWarner, Inc	6,435
42,817		Cooper Tire & Rubber Co	1,585
10,380	*	Cooper-Standard Holding, Inc	746
111,547		Dana Holding Corp	1,572
212,071		Delphi Automotive plc	15,910
20,030	*,e	Dorman Products, Inc	1,090
17,932		Drew Industries, Inc	1,156
21,876	*	Federal Mogul Corp (Class A)	216
2,849,911		Ford Motor Co	38,474
12,496	*	Fox Factory Holding Corp	197
1,172,512		General Motors Co	36,852
218,376		Gentex Corp	3,426
26,543	*	Gentherm, Inc	1,104
191,568		Goodyear Tire & Rubber Co	6,318
143,476	e	Harley-Davidson, Inc	7,365
13,693	*	Horizon Global Corp	172
480,652		Johnson Controls, Inc	18,731
55,720		Lear Corp	6,194
6,649		Metaldyne Performance Group, Inc	112
36,302	*	Modine Manufacturing Co	400
13,147	*	Motorcar Parts of America, Inc	499
15,087		Standard Motor Products, Inc	523
20,247	*	Stoneridge, Inc	295
2,693		Strattec Security Corp	154
17,815		Superior Industries International, Inc	393
40,207	*	Tenneco, Inc	2,071
72,086	*,e	Tesla Motors, Inc	16,563
33,978		Thor Industries, Inc	2,167
15,398		Tower International, Inc	419
33,034		Visteon Corp	2,629
21,322	e	Winnebago Industries, Inc	479
		TOTAL AUTOMOBILES & COMPONENTS	175,114

BANKS - 5.5%
12,604		1st Source Corp	401
5,171		Access National Corp	103
5,882		American National Bankshares, Inc	149
23,589		Ameris Bancorp	698
7,069	e	Ames National Corp	175
5,633	*	Anchor BanCorp Wisconsin, Inc	254
24,400		Apollo Residential Mortgage	327
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,490		Arrow Financial Corp	$199
112,856		Associated Banc-Corp	2,025
66,701		Astoria Financial Corp	1,057
25,515		Banc of California, Inc	447
5,016		Bancfirst Corp	286
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	520
72,389		Bancorpsouth, Inc	1,543
41,404		Bank Mutual Corp	313
7,702,419		Bank of America Corp	104,137
32,426	e	Bank of Hawaii Corp	2,214
3,864		Bank of Marin Bancorp	190
57,827		Bank of the Ozarks, Inc	2,427
15,980		BankFinancial Corp	189
76,129		BankUnited	2,622
15,583		Banner Corp	655
4,570		Bar Harbor Bankshares	152
569,437		BB&T Corp	18,945
59,137		BBCN Bancorp, Inc	898
9,956	*,e	Bear State Financial, Inc	92
61,657	*	Beneficial Bancorp, Inc	844
21,508		Berkshire Hills Bancorp, Inc	578
20,549		Blue Hills Bancorp, Inc	281
17,544		BNC Bancorp	371
45,284	*,e	BofI Holding, Inc	966
20,505	e	BOK Financial Corp	1,120
59,217		Boston Private Financial Holdings, Inc	678
8,872		Bridge Bancorp, Inc	270
54,590		Brookline Bancorp, Inc	601
12,987		Bryn Mawr Bank Corp	334
6,346	*	BSB Bancorp, Inc	143
4,588	*	C1 Financial, Inc	111
5,527		Camden National Corp	232
16,948		Capital Bank Financial Corp	523
9,158		Capital City Bank Group, Inc	134
105,428		Capitol Federal Financial	1,398
22,480		Cardinal Financial Corp	457
21,201	*	Cascade Bancorp	121
60,166		Cathay General Bancorp	1,704
33,881		Centerstate Banks of Florida, Inc	504
17,227		Central Pacific Financial Corp	375
2,883		Century Bancorp, Inc	112
13,560		Charter Financial Corp	183
24,990		Chemical Financial Corp	892
128,729		CIT Group, Inc	3,994
2,220,729		Citigroup, Inc	92,716
9,568		Citizens & Northern Corp	190
221,768		Citizens Financial Group, Inc	4,646
10,721		City Holding Co	512
19,650	e	Clifton Bancorp, Inc	297
9,772		CNB Financial Corp	172
26,184		CoBiz, Inc	309
42,696		Columbia Banking System, Inc	1,277
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

131,821		Comerica, Inc	$4,992
63,224		Commerce Bancshares, Inc	2,842
30,550		Community Bank System, Inc	1,167
12,718		Community Trust Bancorp, Inc	449
7,261	*	CommunityOne Bancorp	96
21,722		ConnectOne Bancorp, Inc	355
12,656	*	CU Bancorp	268
39,988	e	Cullen/Frost Bankers, Inc	2,204
19,196	*	Customers Bancorp, Inc	454
80,226	e	CVB Financial Corp	1,400
23,810		Dime Community Bancshares	420
22,108	*	Eagle Bancorp, Inc	1,061
106,767		East West Bancorp, Inc	3,468
4,559		Enterprise Bancorp, Inc	120
14,785		Enterprise Financial Services Corp	400
40,929	*	Essent Group Ltd	851
57,923		EverBank Financial Corp	874
4,054		Farmers Capital Bank Corp	107
20,788	*	FCB Financial Holdings, Inc	691
7,387		Federal Agricultural Mortgage Corp (Class C)	279
12,551		Fidelity Southern Corp	201
599,099		Fifth Third Bancorp	9,999
10,211		Financial Institutions, Inc	297
15,337		First Bancorp (NC)	289
85,475	*	First Bancorp (Puerto Rico)	250
6,485		First Bancorp, Inc	127
19,350		First Busey Corp	396
6,176		First Business Financial Services, Inc	142
5,634		First Citizens Bancshares, Inc (Class A)	1,415
66,434		First Commonwealth Financial Corp	589
12,139		First Community Bancshares, Inc	241
13,926		First Connecticut Bancorp	222
7,726		First Defiance Financial Corp	297
44,691		First Financial Bancorp	812
48,150	e	First Financial Bankshares, Inc	1,424
8,954		First Financial Corp	306
172,999		First Horizon National Corp	2,266
13,482		First Interstate Bancsystem, Inc	379
26,538		First Merchants Corp	625
57,533		First Midwest Bancorp, Inc	1,037
11,498	*	First NBC Bank Holding Co	237
263,698		First Niagara Financial Group, Inc	2,553
8,623		First of Long Island Corp	246
105,295		First Republic Bank	7,017
123,577		FirstMerit Corp	2,601
15,789	*	Flagstar Bancorp, Inc	339
23,200		Flushing Financial Corp	502
151,336		FNB Corp	1,969
10,372		Fox Chase Bancorp, Inc	200
3,888	*	Franklin Financial Network, Inc	105
130,713		Fulton Financial Corp	1,749
9,802		German American Bancorp, Inc	316
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,600		Glacier Bancorp, Inc	$1,439
7,809		Great Southern Bancorp, Inc	290
30,455		Great Western Bancorp, Inc	831
7,975	*	Green Bancorp, Inc	60
11,166		Guaranty Bancorp	173
31,047	*,e	Hampton Roads Bankshares, Inc	55
57,555		Hancock Holding Co	1,321
23,963		Hanmi Financial Corp	528
13,311		Heartland Financial USA, Inc	410
15,254		Heritage Commerce Corp	153
22,833		Heritage Financial Corp	401
14,409		Heritage Oaks Bancorp	112
55,915	*	Hilltop Holdings, Inc	1,056
997		Hingham Institution for Savings	119
42,029		Home Bancshares, Inc	1,721
15,022	*	HomeStreet, Inc	313
16,046	*	HomeTrust Bancshares, Inc	294
6,700		Horizon Bancorp	166
597,336		Huntington Bancshares, Inc	5,699
28,157		IBERIABANK Corp	1,444
6,123	*,e	Impac Mortgage Holdings, Inc	85
19,246		Independent Bank Corp (MA)	885
17,558		Independent Bank Corp (MI)	255
6,960		Independent Bank Group, Inc	191
40,567		International Bancshares Corp	1,000
257,321		Investors Bancorp, Inc	2,995
2,734,146		JPMorgan Chase & Co	161,916
69,276		Kearny Financial Corp	856
627,474		Keycorp	6,927
28,418		Lakeland Bancorp, Inc	288
12,420		Lakeland Financial Corp	569
35,043		LegacyTexas Financial Group, Inc	689
4,100	*,e	LendingTree, Inc	401
114,700		M&T Bank Corp	12,732
15,363		MainSource Financial Group, Inc	324
55,577		MB Financial, Inc	1,803
12,428		Mercantile Bank Corp	279
3,784		Merchants Bancshares, Inc	113
41,025		Meridian Bancorp, Inc	571
5,273		Meta Financial Group, Inc	240
252,589	*	MGIC Investment Corp	1,937
5,257		MidWestOne Financial Group, Inc	144
27,253		National Bank Holdings Corp	556
5,351	e	National Bankshares, Inc	184
4,350	*,e	National Commerce Corp	103
100,779	e	National Penn Bancshares, Inc	1,072
28,655	*,e	Nationstar Mortgage Holdings, Inc	284
32,725		NBT Bancorp, Inc	882
364,358		New York Community Bancorp, Inc	5,793
38,864	*	NMI Holdings, Inc	196
36,323		Northfield Bancorp, Inc	597
69,442		Northwest Bancshares, Inc	938
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,808	e	OceanFirst Financial Corp	$191
33,903	e	OFG Bancorp	237
86,033		Old National Bancorp	1,049
21,667	*	Old Second Bancorp, Inc	155
7,479		Opus Bank	254
32,883		Oritani Financial Corp	558
14,467		Pacific Continental Corp	233
15,408	*	Pacific Premier Bancorp, Inc	329
82,885		PacWest Bancorp	3,079
9,690	e	Park National Corp	872
33,018		Park Sterling Bank	220
11,582		Peapack Gladstone Financial Corp	196
2,964	e	Penns Woods Bancorp, Inc	114
9,540	*	PennyMac Financial Services, Inc	112
13,423		Peoples Bancorp, Inc	262
5,712	e	Peoples Financial Services Corp	212
229,288	e	People’s United Financial, Inc	3,653
36,552	*	PHH Corp	458
26,946		Pinnacle Financial Partners, Inc	1,322
378,867		PNC Financial Services Group, Inc	32,041
77,233		Popular, Inc	2,210
8,859		Preferred Bank	268
58,098		PrivateBancorp, Inc	2,243
51,867	e	Prosperity Bancshares, Inc	2,406
45,191		Provident Financial Services, Inc	912
8,729		QCR Holdings, Inc	208
141,913		Radian Group, Inc	1,760
992,067		Regions Financial Corp	7,788
29,870		Renasant Corp	983
6,104		Republic Bancorp, Inc (Class A)	158
25,676		S&T Bancorp, Inc	661
18,232		Sandy Spring Bancorp, Inc	507
17,078	*	Seacoast Banking Corp of Florida	270
16,424	e	ServisFirst Bancshares, Inc	729
8,919		Sierra Bancorp	162
37,479	*	Signature Bank	5,102
22,158		Simmons First National Corp (Class A)	999
18,098		South State Corp	1,162
16,521		Southside Bancshares, Inc	431
14,769		Southwest Bancorp, Inc	222
26,403		State Bank & Trust Co	522
88,560		Sterling Bancorp/DE	1,411
10,870		Stock Yards Bancorp, Inc	419
7,609		Stonegate Bank	228
10,313	*,e	Stonegate Mortgage Corp	59
8,903		Suffolk Bancorp	225
5,838	*	Sun Bancorp, Inc	121
371,519		SunTrust Banks, Inc	13,404
37,982	*	SVB Financial Group	3,876
99,224		Synovus Financial Corp	2,869
40,611		Talmer Bancorp Inc	735
125,733		TCF Financial Corp	1,541
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,286		Territorial Bancorp, Inc	$216
33,717	*	Texas Capital Bancshares, Inc	1,294
52,879		TFS Financial Corp	919
26,827	*	The Bancorp, Inc	153
11,138		Tompkins Trustco, Inc	713
36,382	e	TowneBank	698
16,948		Trico Bancshares	429
16,178	*	Tristate Capital Holdings, Inc	204
10,668	*	Triumph Bancorp, Inc	169
71,043		Trustco Bank Corp NY	431
49,168		Trustmark Corp	1,132
29,256		UMB Financial Corp	1,510
161,706		Umpqua Holdings Corp	2,565
33,847		Union Bankshares Corp	834
52,160	e	United Bankshares, Inc	1,914
40,245		United Community Banks, Inc	743
30,361		United Community Financial Corp	178
36,948		United Financial Bancorp, Inc (New)	465
14,493	e	Univest Corp of Pennsylvania	283
1,223,938		US Bancorp	49,680
172,796		Valley National Bancorp	1,648
19,235	*	Walker & Dunlop, Inc	467
28,439	*,e	Walter Investment Management Corp	217
70,029		Washington Federal, Inc	1,586
10,818		Washington Trust Bancorp, Inc	404
22,962		Waterstone Financial, Inc	314
67,195		Webster Financial Corp	2,412
3,433,440		Wells Fargo & Co	166,041
28,222		WesBanco, Inc	838
11,970		West Bancorporation, Inc	218
18,981	e	Westamerica Bancorporation	925
62,509	*	Western Alliance Bancorp	2,087
52,747		Wilshire Bancorp, Inc	543
35,315		Wintrust Financial Corp	1,566
20,553		WSFS Financial Corp	668
31,907		Yadkin Financial Corp	755
149,549		Zions Bancorporation	3,621
		TOTAL BANKS	891,077

CAPITAL GOODS - 7.6%
467,672		3M Co	77,928
54,949		A.O. Smith Corp	4,193
29,877		Aaon, Inc	837
26,739		AAR Corp	622
32,350	*	Accuride Corp	50
43,959		Actuant Corp (Class A)	1,086
32,117		Acuity Brands, Inc	7,006
24,758	e	Advanced Drainage Systems, Inc	527
110,795	*	Aecom Technology Corp	3,411
28,439	*	Aegion Corp	600
46,010	*	Aerojet Rocketdyne Holdings, Inc	754
14,335	*	Aerovironment, Inc	406
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,061	e	AGCO Corp	$2,786
75,690	e	Air Lease Corp	2,431
46,365	e	Aircastle Ltd	1,031
6,904		Alamo Group, Inc	385
21,082		Albany International Corp (Class A)	792
71,508		Allegion plc	4,556
4,493		Allied Motion Technologies, Inc	81
133,019		Allison Transmission Holdings, Inc	3,589
20,492		Altra Holdings, Inc	569
13,776	*	Ameresco, Inc	66
7,032	e	American Railcar Industries, Inc	286
5,344		American Science & Engineering, Inc	148
9,387	*	American Woodmark Corp	700
174,908		Ametek, Inc	8,742
21,529		Apogee Enterprises, Inc	945
29,542		Applied Industrial Technologies, Inc	1,282
9,512		Argan, Inc	334
28,807	*	Armstrong World Industries, Inc	1,393
14,102		Astec Industries, Inc	658
14,118	*	Astronics Corp	539
19,364		AZZ, Inc	1,096
40,073	*	Babcock & Wilcox Enterprises, Inc	858
39,660		Barnes Group, Inc	1,389
78,609		BE Aerospace, Inc	3,625
37,178	*	Beacon Roofing Supply, Inc	1,525
35,059	*	Blount International, Inc	350
3,967	*,e	Blue Bird Corp	43
10,746	*	BMC Stock Holdings, Inc	179
480,961		Boeing Co	61,053
35,415		Briggs & Stratton Corp	847
33,815	*	Builders FirstSource, Inc	381
76,674		BWX Technologies, Inc	2,573
48,194		Carlisle Cos, Inc	4,795
443,214		Caterpillar, Inc	33,924
22,344	*	Chart Industries, Inc	485
72,371		Chicago Bridge & Iron Co NV	2,648
12,832		CIRCOR International, Inc	595
36,993		Clarcor, Inc	2,138
73,519	*	Colfax Corp	2,102
14,727		Columbus McKinnon Corp	232
29,078		Comfort Systems USA, Inc	924
18,507	*	Commercial Vehicle Group, Inc	49
23,295	*	Continental Building Products Inc	432
35,538		Crane Co	1,914
16,079		Cubic Corp	643
124,029		Cummins, Inc	13,636
35,284		Curtiss-Wright Corp	2,670
435,212		Danaher Corp	41,284
232,354	e	Deere & Co	17,889
53,820	*	DigitalGlobe, Inc	931
101,234	e	Donaldson Co, Inc	3,230
16,771		Douglas Dynamics, Inc	384
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

118,749		Dover Corp	$7,639
8,048	*	Ducommun, Inc	123
9,738	*	DXP Enterprises, Inc	171
25,816	*,e	Dycom Industries, Inc	1,670
345,619		Eaton Corp	21,622
46,269		EMCOR Group, Inc	2,249
491,222		Emerson Electric Co	26,713
15,305		Encore Wire Corp	596
32,847		EnerSys	1,830
12,394	*	Engility Holdings, Inc	233
19,664	*,e	Enphase Energy, Inc	46
17,204		EnPro Industries, Inc	992
20,012		ESCO Technologies, Inc	780
21,694	*	Esterline Technologies Corp	1,390
217,423	e	Fastenal Co	10,654
46,509		Federal Signal Corp	617
99,301		Flowserve Corp	4,410
108,333		Fluor Corp	5,817
114,489		Fortune Brands Home & Security, Inc	6,416
35,044		Franklin Electric Co, Inc	1,127
9,868		Freightcar America, Inc	154
14,134	*,e	FuelCell Energy, Inc	96
32,486	e	GATX Corp	1,543
48,390	*,e	Generac Holdings, Inc	1,802
37,226		General Cable Corp	455
202,828		General Dynamics Corp	26,646
6,913,471		General Electric Co	219,779
22,869	*	Gibraltar Industries, Inc	654
16,574		Global Brass & Copper Holdings, Inc	414
14,132		Gorman-Rupp Co	366
43,418		Graco, Inc	3,645
7,763		Graham Corp	155
29,395		Granite Construction, Inc	1,405
44,924	*	Great Lakes Dredge & Dock Corp	200
19,838	e	Greenbrier Cos, Inc	548
26,499		Griffon Corp	409
23,777		H&E Equipment Services, Inc	417
59,172		Harsco Corp	322
13,954	*,e	HC2 Holdings, Inc	53
126,159	*	HD Supply Holdings, Inc	4,172
14,478		HEICO Corp	871
29,540		HEICO Corp (Class A)	1,406
71,415		Hexcel Corp	3,122
45,722		Hillenbrand, Inc	1,369
575,891		Honeywell International, Inc	64,529
42,521		Hubbell, Inc	4,504
35,966		Huntington Ingalls	4,925
4,796		Hurco Cos, Inc	158
7,224		Hyster-Yale Materials Handling, Inc	481
56,742		IDEX Corp	4,703
220,062		Illinois Tool Works, Inc	22,543
195,772		Ingersoll-Rand plc	12,140
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,472		Insteel Industries, Inc	$412
60,728		ITT Corp	2,240
93,057	*	Jacobs Engineering Group, Inc	4,053
21,706		John Bean Technologies Corp	1,224
71,908	e	Joy Global, Inc	1,156
8,084		Kadant, Inc	365
19,992		Kaman Corp	853
106,685		KBR, Inc	1,651
58,766		Kennametal, Inc	1,322
24,548	*,e	KEYW Holding Corp	163
38,579	*	KLX, Inc	1,240
35,813	*,e	Kratos Defense & Security Solutions, Inc	177
60,975		L-3 Communications Holdings, Inc	7,226
4,456	*	Lawson Products, Inc	87
7,262		LB Foster Co (Class A)	132
30,249		Lennox International, Inc	4,089
55,983		Lincoln Electric Holdings, Inc	3,279
8,999	e	Lindsay Corp	644
198,722		Lockheed Martin Corp	44,017
12,960		LSI Industries, Inc	152
12,907	*	Lydall, Inc	420
100,071	e	Manitowoc Co, Inc	433
100,071	*	Manitowoc Foodservice, Inc	1,475
257,957		Masco Corp	8,113
22,281	*	Masonite International Corp	1,459
48,078	*	Mastec, Inc	973
73,992	*	Meritor, Inc	596
41,334	*	Middleby Corp	4,413
9,476	*,e	Milacron Holdings Corp	156
7,280		Miller Industries, Inc	148
28,530	*	Moog, Inc (Class A)	1,303
75,826	*	MRC Global, Inc	996
34,779		MSC Industrial Direct Co (Class A)	2,654
42,636		Mueller Industries, Inc	1,254
118,277		Mueller Water Products, Inc (Class A)	1,169
15,457	*	MYR Group, Inc	388
3,938	e	National Presto Industries, Inc	330
38,145	*,e	Navistar International Corp	478
19,754	*	NCI Building Systems, Inc	281
7,962	*,e	Neff Corp	59
13,876	e	NN, Inc	190
45,081		Nordson Corp	3,428
6,979	*	Nortek, Inc	337
133,582		Northrop Grumman Corp	26,436
7,062	*	Northwest Pipe Co	65
79,518	*,e	NOW, Inc	1,409
3,532	*,e	NV5 Holdings, Inc	95
2,354		Omega Flex, Inc	82
44,267		Orbital ATK, Inc	3,849
19,593	*	Orion Marine Group, Inc	102
57,963	e	Oshkosh Truck Corp	2,369
87,128		Owens Corning, Inc	4,119
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

260,496		Paccar, Inc	$14,247
102,593		Parker Hannifin Corp	11,396
9,372	*	Patrick Industries, Inc	425
132,996		Pentair plc	7,216
36,380	*	Pgt, Inc	358
125,956	*,e	Plug Power, Inc	258
15,949	*	Ply Gem Holdings, Inc	224
7,077		Powell Industries, Inc	211
3,314	*,e	Power Solutions International, Inc	46
14,420	*	PowerSecure International, Inc	270
1,801		Preformed Line Products Co	66
28,783		Primoris Services Corp	699
17,206	*,e	Proto Labs, Inc	1,326
25,291		Quanex Building Products Corp	439
123,084	*	Quanta Services, Inc	2,777
27,582		Raven Industries, Inc	442
225,762		Raytheon Co	27,685
17,664		RBC Bearings, Inc	1,294
33,217		Regal-Beloit Corp	2,096
74,035	*	Rexnord Corp	1,497
99,579		Rockwell Automation, Inc	11,327
97,885		Rockwell Collins, Inc	9,026
72,041		Roper Industries, Inc	13,167
26,334	*	Rush Enterprises, Inc (Class A)	480
31,268		Simpson Manufacturing Co, Inc	1,194
40,812		Snap-On, Inc	6,407
43,521	*,e	SolarCity Corp	1,070
7,959	*	Sparton Corp	143
104,846	*	Spirit Aerosystems Holdings, Inc (Class A)	4,756
30,406		SPX Corp	457
30,406	*	SPX FLOW, Inc	763
9,752		Standex International Corp	759
112,645		Stanley Works	11,851
16,194		Sun Hydraulics Corp	537
8,231	*,e	Sunrun, Inc	53
24,710		TAL International Group, Inc	382
38,585	*,e	Taser International, Inc	757
26,449	*	Teledyne Technologies, Inc	2,331
13,262		Tennant Co	683
77,584		Terex Corp	1,930
15,040	e	Textainer Group Holdings Ltd	223
205,292		Textron, Inc	7,485
7,401	*,e	The ExOne Company	97
24,419	*	Thermon Group Holdings	429
57,385		Timken Co	1,922
33,155	e	Titan International, Inc	178
11,613	*,e	Titan Machinery, Inc	134
41,052		Toro Co	3,535
39,495	*	TransDigm Group, Inc	8,702
24,081	*	Trex Co, Inc	1,154
34,233	*	Trimas Corp	600
114,441		Trinity Industries, Inc	2,095
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,497		Triumph Group, Inc	$1,149
28,503	*	Tutor Perini Corp	443
6,504		Twin Disc, Inc	66
71,789	*	United Rentals, Inc	4,465
615,029		United Technologies Corp	61,565
25,266	*	Univar, Inc	434
14,766		Universal Forest Products, Inc	1,267
67,415	*	USG Corp	1,673
17,479		Valmont Industries, Inc	2,165
7,860	*	Vectrus, Inc	179
6,270	*,e	Veritiv Corp	234
12,845	*	Vicor Corp	135
46,367	e	W.W. Grainger, Inc	10,823
52,045	*	Wabash National Corp	687
40,484	*	WABCO Holdings, Inc	4,329
19,517		Watsco, Inc	2,630
21,144		Watts Water Technologies, Inc (Class A)	1,166
32,974	*,e	WESCO International, Inc	1,803
71,607		Westinghouse Air Brake Technologies Corp	5,678
48,425		Woodward Governor Co	2,519
8,335	*	Xerium Technologies, Inc	44
134,207		Xylem, Inc	5,489
		TOTAL CAPITAL GOODS	1,233,241

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,334
37,820		Acacia Research (Acacia Technologies)	143
81,816	*	ACCO Brands Corp	735
126,681		ADT Corp	5,227
31,285	*	Advisory Board Co	1,009
26,021	*	ARC Document Solutions, Inc	117
6,166		Barrett Business Services, Inc	177
35,197		Brady Corp (Class A)	945
35,828		Brink’s Co	1,203
29,675	*	Casella Waste Systems, Inc (Class A)	199
35,493	*	CBIZ, Inc	358
10,344		CDI Corp	65
25,057		CEB, Inc	1,622
16,272		Ceco Environmental Corp	101
67,393		Cintas Corp	6,053
43,305	*	Clean Harbors, Inc	2,137
93,566	*	Copart, Inc	3,815
84,474		Covanta Holding Corp	1,424
7,013	*	CRA International, Inc	138
36,968		Deluxe Corp	2,310
26,621		Dun & Bradstreet Corp	2,744
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	392
85,071		Equifax, Inc	9,723
28,344		Essendant, Inc	905
19,672		Exponent, Inc	1,003
9,375	*	Franklin Covey Co	165
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,776	*	FTI Consulting, Inc	$1,093
15,088		G & K Services, Inc (Class A)	1,105
9,864	*	GP Strategies Corp	270
51,852		Healthcare Services Group	1,909
14,300		Heidrick & Struggles International, Inc	339
8,893	*	Heritage-Crystal Clean, Inc	88
43,782		Herman Miller, Inc	1,352
25,556	*	Hill International, Inc	86
33,809		HNI Corp	1,324
17,181	*	Huron Consulting Group, Inc	1,000
14,961	*	ICF International, Inc	514
50,885	*	IHS, Inc (Class A)	6,318
27,969	*	Innerworkings, Inc	222
14,431		Insperity, Inc	747
49,074		Interface, Inc	910
105,770		KAR Auction Services, Inc	4,034
20,372		Kelly Services, Inc (Class A)	390
18,302		Kforce, Inc	358
25,171		Kimball International, Inc (Class B)	286
35,963		Knoll, Inc	779
37,184		Korn/Ferry International	1,052
56,108		Manpower, Inc	4,568
24,984		Matthews International Corp (Class A)	1,286
19,108		McGrath RentCorp	479
13,300	*	Mistras Group, Inc	329
33,943		Mobile Mini, Inc	1,121
21,996		MSA Safety, Inc	1,063
8,734		Multi-Color Corp	466
36,256	*	Navigant Consulting, Inc	573
270,305		Nielsen NV	14,234
4,943	*	NL Industries, Inc	11
38,425	*	On Assignment, Inc	1,419
114,792	*	Pendrell Corp	61
148,964		Pitney Bowes, Inc	3,209
19,971		Quad	258
153,250		R.R. Donnelley & Sons Co	2,513
172,064		Republic Services, Inc	8,199
28,792		Resources Connection, Inc	448
100,038		Robert Half International, Inc	4,660
70,333		Rollins, Inc	1,907
39,749	*	RPX Corp	448
12,140	*	SP Plus Corp	292
61,807		Steelcase, Inc (Class A)	922
60,451	*	Stericycle, Inc	7,628
20,907	*	Team, Inc	635
44,478		Tetra Tech, Inc	1,326
25,954	*	TransUnion	717
12,065	*	TRC Cos, Inc	87
30,336	*	TriNet Group, Inc	435
30,958	*	TrueBlue, Inc	810
304,547		Tyco International plc	11,180
10,976		Unifirst Corp	1,198
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,280		US Ecology, Inc	$719
125,086	*	Verisk Analytics, Inc	9,997
15,178		Viad Corp	443
7,372	*	Volt Information Sciences, Inc	56
2,793		VSE Corp	190
26,743	*	WageWorks, Inc	1,353
91,756		Waste Connections, Inc	5,927
338,661		Waste Management, Inc	19,981
38,638		West Corp	882
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	180,369

CONSUMER DURABLES & APPAREL - 1.7%
9,523	e	Arctic Cat, Inc	160
7,681		Bassett Furniture Industries, Inc	245
21,459	*,e	Beazer Homes USA, Inc	187
16,578	*	Black Diamond, Inc	75
68,196		Brunswick Corp	3,272
57,812		CalAtlantic Group, Inc	1,932
58,438		Callaway Golf Co	533
39,090		Carter’s, Inc	4,119
6,619	*	Cavco Industries, Inc	619
11,363	*	Century Communities, Inc	194
6,001	*	Cherokee, Inc	107
204,773		Coach, Inc	8,209
21,226		Columbia Sportswear Co	1,275
56,978	*	CROCS, Inc	548
6,879		CSS Industries, Inc	192
6,895		Culp, Inc	181
26,041	*	Deckers Outdoor Corp	1,560
241,753		DR Horton, Inc	7,308
7,865		Escalade, Inc	93
18,783	e	Ethan Allen Interiors, Inc	598
3,991		Flexsteel Industries, Inc	174
31,215	*,e	Fossil Group, Inc	1,387
87,591	e	Garmin Ltd	3,500
29,399	*	G-III Apparel Group Ltd	1,437
65,952	*,e	GoPro, Inc	789
9,827	*,e	Green Brick Partners, Inc	75
297,224		Hanesbrands, Inc	8,423
52,481		Harman International Industries, Inc	4,673
82,316		Hasbro, Inc	6,593
21,160	*	Helen of Troy Ltd	2,194
7,913		Hooker Furniture Corp	260
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	145
34,721	*,e	Iconix Brand Group, Inc	279
14,775	*	Installed Building Products Inc	393
21,039	*,e	iRobot Corp	743
13,358	*,e	Jakks Pacific, Inc	99
155,992	*	Jarden Corp	9,196
3,583		Johnson Outdoors, Inc	80
94,263	*	Kate Spade & Co	2,406
60,650	e	KB Home	866
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,580		La-Z-Boy, Inc	$1,005
101,979		Leggett & Platt, Inc	4,936
7,350		Lennar Corp (B Shares)	284
128,503	e	Lennar Corp (Class A)	6,214
10,716	*,e	LGI Homes, Inc	259
16,013		Libbey, Inc	298
7,210		Lifetime Brands, Inc	109
82,394	*,e	Lululemon Athletica, Inc	5,579
16,714	*	M/I Homes, Inc	312
13,092	*	Malibu Boats Inc	215
8,407		Marine Products Corp	64
250,569		Mattel, Inc	8,424
6,163	*	MCBC Holdings, Inc	87
29,150	e	MDC Holdings, Inc	730
28,574	*	Meritage Homes Corp	1,042
135,932	*	Michael Kors Holdings Ltd	7,743
45,442	*	Mohawk Industries, Inc	8,675
12,667		Movado Group, Inc	349
3,180		Nacco Industries, Inc (Class A)	182
22,756	*	Nautilus, Inc	440
6,504	*,e	New Home Co Inc	80
198,550	e	Newell Rubbermaid, Inc	8,794
997,696		Nike, Inc (Class B)	61,328
2,923	*	NVR, Inc	5,064
10,973		Oxford Industries, Inc	738
32,977	*	Performance Sports Group Ltd	105
8,860	*	Perry Ellis International, Inc	163
57,355		Phillips-Van Heusen Corp	5,682
48,899	e	Polaris Industries, Inc	4,816
32,650		Pool Corp	2,865
270,599		Pulte Homes, Inc	5,063
44,148		Ralph Lauren Corp	4,250
27,136	*	Sequential Brands Group, Inc	173
90,672	*	Skechers U.S.A., Inc (Class A)	2,761
12,508	*	Skullcandy, Inc	44
39,523	*	Smith & Wesson Holding Corp	1,052
41,788	*	Steven Madden Ltd	1,548
13,899	e	Sturm Ruger & Co, Inc	950
5,163		Superior Uniform Group, Inc	92
24,241	*	Taylor Morrison Home Corp	342
45,528	*	Tempur-Pedic International, Inc	2,768
129,747	*	Toll Brothers, Inc	3,829
28,661	*	TopBuild Corp	852
118,469	*	TRI Pointe Homes, Inc	1,395
41,746	*	Tumi Holdings, Inc	1,120
36,963	e	Tupperware Corp	2,143
131,968	*,e	Under Armour, Inc (Class A)	11,195
10,905	*	Unifi, Inc	250
11,370	*	Universal Electronics, Inc	705
16,444	*,e	Vera Bradley, Inc	334
250,119		VF Corp	16,198
9,200	*,e	Vince Holding Corp	58
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,182	*	Vista Outdoor, Inc	$2,449
11,248	*	WCI Communities, Inc	209
5,214		Weyco Group, Inc	139
58,219		Whirlpool Corp	10,499
13,294	*,e	William Lyon Homes, Inc	193
76,448		Wolverine World Wide, Inc	1,408
21,026	*	Zagg, Inc	189
		TOTAL CONSUMER DURABLES & APPAREL	283,909

CONSUMER SERVICES - 2.3%
17,607	*,e	2U, Inc	398
13,862	*	American Public Education, Inc	286
69,950	*	Apollo Group, Inc (Class A)	575
142,754		ARAMARK Holdings Corp	4,728
10,215	*	Ascent Media Corp (Series A)	151
71,477	*	Belmond Ltd.	678
15,788	*	BJ’s Restaurants, Inc	656
90,837		Bloomin’ Brands, Inc	1,532
17,542		Bob Evans Farms, Inc	819
6,185	*,e	Bojangles’, Inc	105
58,143	*	Boyd Gaming Corp	1,201
12,909	*	Bravo Brio Restaurant Group, Inc	100
13,548	*	Bridgepoint Education, Inc	137
27,545	*	Bright Horizons Family Solutions	1,784
45,353		Brinker International, Inc	2,084
14,166	*	Buffalo Wild Wings, Inc	2,098
34,686	*	Caesars Acquisition Co	212
38,423	*,e	Caesars Entertainment Corp	261
8,227	*	Cambium Learning Group, Inc	35
8,937		Capella Education Co	470
46,334	*	Career Education Corp	210
311,765		Carnival Corp	16,452
12,748	e	Carriage Services, Inc	276
27,792	*	Carrols Restaurant Group, Inc	401
36,458		Cheesecake Factory	1,936
54,819	*,e	Chegg, Inc	245
22,845	*	Chipotle Mexican Grill, Inc (Class A)	10,759
26,423		Choice Hotels International, Inc	1,428
10,291		Churchill Downs, Inc	1,522
12,474	*,e	Chuy’s Holdings, Inc	388
31,382		ClubCorp Holdings, Inc	441
5,623		Collectors Universe	93
14,150	e	Cracker Barrel Old Country Store, Inc	2,160
93,005		Darden Restaurants, Inc	6,166
16,794	*	Dave & Buster’s Entertainment, Inc	651
17,725	*	Del Frisco’s Restaurant Group, Inc	294
61,863	*	Denny’s Corp	641
48,007	e	DeVry Education Group, Inc	829
30,972	*,e	Diamond Resorts International, Inc	753
12,442		DineEquity, Inc	1,162
40,835		Domino’s Pizza, Inc	5,385
71,089	e	Dunkin Brands Group, Inc	3,353
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,058	*,e	El Pollo Loco Holdings, Inc	$134
20,875	*	Eldorado Resorts, Inc	239
2,242	*,e	Empire Resorts, Inc	31
44,382		Extended Stay America, Inc	723
20,469	*	Fiesta Restaurant Group, Inc	671
2,399		Graham Holdings Co	1,152
34,464	*	Grand Canyon Education, Inc	1,473
178,261	e	H&R Block, Inc	4,710
8,405	*,e	Habit Restaurants, Inc	157
384,225		Hilton Worldwide Holdings, Inc	8,653
101,128	*	Houghton Mifflin Harcourt Co	2,017
25,504	*,e	Hyatt Hotels Corp	1,262
68,009		International Game Technology plc	1,241
20,955		International Speedway Corp (Class A)	773
29,107	e	Interval Leisure Group, Inc	420
13,700	*	Intrawest Resorts Holdings Inc	117
15,534	*	Isle of Capri Casinos, Inc	218
10,324	*	J Alexander’s Holdings, Inc	109
27,934		Jack in the Box, Inc	1,784
11,200	*,e	Jamba, Inc	138
26,055	*	K12, Inc	258
6,015	*,e	Kona Grill, Inc	78
48,331	*	Krispy Kreme Doughnuts, Inc	754
69,470	*,e	La Quinta Holdings, Inc	868
270,501		Las Vegas Sands Corp	13,980
3,365		Liberty Tax, Inc	66
68,430	*,e	LifeLock, Inc	826
14,891		Marcus Corp	282
146,741	e	Marriott International, Inc (Class A)	10,445
19,332		Marriott Vacations Worldwide Corp	1,305
649,390		McDonald’s Corp	81,615
329,404	*	MGM Resorts International	7,062
7,140	*	Monarch Casino & Resort, Inc	139
8,091	*,e	Noodles & Co	96
97,296	*	Norwegian Cruise Line Holdings Ltd	5,380
18,711	*	Panera Bread Co (Class A)	3,833
21,662		Papa John’s International, Inc	1,174
6,692	*,e	Papa Murphy’s Holdings, Inc	80
60,160	*	Penn National Gaming, Inc	1,004
43,980	*	Pinnacle Entertainment, Inc	1,544
10,931	*,e	Planet Fitness, Inc	178
17,192	*	Popeyes Louisiana Kitchen, Inc	895
16,455	*	Potbelly Corp	224
10,662	*	Red Robin Gourmet Burgers, Inc	687
30,479	*	Regis Corp	463
127,003		Royal Caribbean Cruises Ltd	10,433
46,223	*	Ruby Tuesday, Inc	249
26,831		Ruth’s Chris Steak House, Inc	494
37,197	*,e	Scientific Games Corp (Class A)	351
51,334	e	SeaWorld Entertainment, Inc	1,081
149,654		Service Corp International	3,693
75,591	*	ServiceMaster Global Holdings, Inc	2,848
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,371	*,e	Shake Shack, Inc	$163
53,284		Six Flags Entertainment Corp	2,957
38,968		Sonic Corp	1,370
46,276	e	Sotheby’s (Class A)	1,237
9,984		Speedway Motorsports, Inc	198
1,107,555		Starbucks Corp	66,121
127,142		Starwood Hotels & Resorts Worldwide, Inc	10,607
862	*	Steak N Shake Co	320
7,659	*	Strayer Education, Inc	373
50,852	e	Texas Roadhouse, Inc (Class A)	2,216
15,190		Universal Technical Institute, Inc	66
27,082		Vail Resorts, Inc	3,621
20,932	*,e	Weight Watchers International, Inc	304
159,675		Wendy’s	1,739
4,418	*,e	Wingstop, Inc	100
86,121		Wyndham Worldwide Corp	6,582
60,223	e	Wynn Resorts Ltd	5,627
300,582		Yum! Brands, Inc	24,603
14,098	*,e	Zoe’s Kitchen, Inc	550
		TOTAL CONSUMER SERVICES	381,016

DIVERSIFIED FINANCIALS - 3.7%
40,483	*	Affiliated Managers Group, Inc	6,574
355,309	*	Ally Financial, Inc	6,651
603,676		American Express Co	37,066
124,353		Ameriprise Financial, Inc	11,690
16,506	e	Arlington Asset Investment Corp (Class A)	207
26,422		Artisan Partners Asset Management, Inc	815
608	*,e	Ashford, Inc	28
4,901	*	Associated Capital Group, Inc	137
829,364		Bank of New York Mellon Corp	30,545
4,100	*,e	BBX Capital Corp	65
131,560		BGC Partners, Inc (Class A)	1,191
92,793		BlackRock, Inc	31,603
16,951		Calamos Asset Management, Inc (Class A)	144
381,542		Capital One Financial Corp	26,445
20,380		Cash America International, Inc	787
60,962		CBOE Holdings, Inc	3,983
846,448		Charles Schwab Corp	23,717
237,188		CME Group, Inc	22,782
14,207		Cohen & Steers, Inc	553
82,972	*,e	Cowen Group, Inc	316
6,269	*,e	Credit Acceptance Corp	1,138
2,179		Diamond Hill Investment Group, Inc	386
304,658		Discover Financial Services	15,513
214,458	*	E*TRADE Financial Corp	5,252
88,158		Eaton Vance Corp	2,955
19,334	*,e	Encore Capital Group, Inc	498
18,647	*	Enova International, Inc	118
25,641		Evercore Partners, Inc (Class A)	1,327
38,445	*	Ezcorp, Inc (Class A)	114
29,637		Factset Research Systems, Inc	4,491
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,691		Federated Investors, Inc (Class B)	$2,011
39,058	e	Financial Engines, Inc	1,228
21,634		First Cash Financial Services, Inc	996
59,776	*	FNFV Group	649
286,726		Franklin Resources, Inc	11,197
23,847		Gain Capital Holdings, Inc	156
4,901		GAMCO Investors, Inc (Class A)	182
315,875		Goldman Sachs Group, Inc	49,586
34,042	*,e	Green Dot Corp	782
22,433		Greenhill & Co, Inc	498
27,971		HFF, Inc (Class A)	770
8,431		Houlihan Lokey, Inc	210
42,390		Interactive Brokers Group, Inc (Class A)	1,667
85,903		IntercontinentalExchange Group, Inc	20,199
11,369	*	INTL FCStone, Inc	304
318,549		Invesco Ltd	9,802
25,877		Investment Technology Group, Inc	572
67,000	e	iShares Russell 2000 Index Fund	7,412
109,114		Janus Capital Group, Inc	1,596
32,261	*	KCG Holdings, Inc	386
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	184
92,967		Lazard Ltd (Class A)	3,607
72,511		Legg Mason, Inc	2,515
50,188	*,e	LendingClub Corp	417
242,948		Leucadia National Corp	3,928
61,562	e	LPL Financial Holdings, Inc	1,527
27,836		MarketAxess Holdings, Inc	3,475
6,533		Marlin Business Services Corp	93
202,506		McGraw-Hill Financial, Inc	20,044
5,352	e	Medley Management, Inc	29
12,795		Moelis & Co	361
131,247		Moody’s Corp	12,673
1,128,114		Morgan Stanley	28,214
14,154		Morningstar, Inc	1,249
78,111		MSCI, Inc (Class A)	5,786
79,974		NASDAQ OMX Group, Inc	5,309
270,026		Navient Corp	3,232
17,407		Nelnet, Inc (Class A)	685
18,457	*	NewStar Financial, Inc	162
172,816		Northern Trust Corp	11,262
143,463		NorthStar Asset Management Group, Inc	1,628
19,473		OM Asset Management plc	260
8,132	*,e	On Deck Capital, Inc	63
38,494	*,e	OneMain Holdings, Inc	1,056
7,363		Oppenheimer Holdings, Inc	116
17,372	*	Pico Holdings, Inc	178
12,046	*	Piper Jaffray Cos	597
35,958	e	PRA Group, Inc	1,057
9,591		Pzena Investment Management, Inc (Class A)	72
94,509		Raymond James Financial, Inc	4,500
8,577	*	Regional Management Corp	147
9,098		Resource America, Inc (Class A)	52
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,951	*	Safeguard Scientifics, Inc	$225
66,420		Santander Consumer USA Holdings, Inc	697
103,149		SEI Investments Co	4,441
317,527	*	SLM Corp	2,019
28,000	e	SPDR S&P MidCap 400 ETF Trust	7,356
253,000	e	SPDR Trust Series 1	52,007
304,529		State Street Corp	17,821
49,761	*	Stifel Financial Corp	1,473
610,499	*	Synchrony Financial	17,497
193,908		T Rowe Price Group, Inc	14,244
196,566		TD Ameritrade Holding Corp	6,198
22,143	e	Tiptree Financial, Inc	126
13,262		Virtu Financial, Inc	293
5,194		Virtus Investment Partners, Inc	406
161,375		Voya Financial, Inc	4,804
62,904		Waddell & Reed Financial, Inc (Class A)	1,481
5,409		Westwood Holdings Group, Inc	317
84,317	e	WisdomTree Investments, Inc	964
5,697	*	World Acceptance Corp	216
		TOTAL DIVERSIFIED FINANCIALS	594,357

ENERGY - 6.1%
70,225	*,e	Abraxas Petroleum Corp	71
1,730		Adams Resources & Energy, Inc	69
23,232	e	Alon USA Energy, Inc	240
375,701		Anadarko Petroleum Corp	17,496
47,017	*,e	Antero Resources Corp	1,169
278,995		Apache Corp	13,618
51,391		Archrock, Inc	411
14,064	e	Ardmore Shipping Corp	119
47,265	e	Atwood Oceanics, Inc	433
321,443		Baker Hughes, Inc	14,089
36,170	*,e	Bill Barrett Corp	225
26,221		Bristow Group, Inc	496
339,985		Cabot Oil & Gas Corp	7,721
48,954	*	Callon Petroleum Co	433
139,975	*	Cameron International Corp	9,385
15,028	e	CARBO Ceramics, Inc	213
37,895	*,e	Carrizo Oil & Gas, Inc	1,172
174,970	*,e	Cheniere Energy, Inc	5,919
405,034	e	Chesapeake Energy Corp	1,669
1,382,033		Chevron Corp	131,846
69,929		Cimarex Energy Co	6,802
54,226	*,e	Clean Energy Fuels Corp	159
46,507	*,e	Cloud Peak Energy, Inc	91
270,770	*	Cobalt International Energy, Inc	804
287,658		Columbia Pipeline Group, Inc	7,220
95,159	*	Concho Resources, Inc	9,615
912,242		ConocoPhillips	36,736
169,243	e	Consol Energy, Inc	1,911
12,994	*	Contango Oil & Gas Co	153
63,433	*,e	Continental Resources, Inc	1,926
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,149	e	CVR Energy, Inc	$291
42,034		Delek US Holdings, Inc	641
266,127	e	Denbury Resources, Inc	591
353,604		Devon Energy Corp	9,703
66,927		DHT Holdings, Inc	385
47,743	e	Diamond Offshore Drilling, Inc	1,037
46,462	*	Diamondback Energy, Inc	3,586
17,982	*,e	Dorian LPG Ltd	169
28,933	*	Dril-Quip, Inc	1,752
54,290		Energen Corp	1,986
31,459	*	Energy Fuels, Inc	70
172,866		Ensco plc	1,793
404,281		EOG Resources, Inc	29,343
25,000	*,e	EP Energy Corp	113
112,945		EQT Corp	7,597
14,364	*	Era Group, Inc	135
9,927	*,e	Erin Energy Corp	19
17,517		Evolution Petroleum Corp	85
25,695	*	Exterran Corp	397
3,081,614	d	Exxon Mobil Corp	257,592
46,513	*,e	Fairmount Santrol Holdings, Inc	117
171,060	*	FMC Technologies, Inc	4,680
43,546	*,e	Forum Energy Technologies, Inc	575
26,300	e	Frank’s International NV	433
16,195	e	Frontline Ltd	136
32,033	e	GasLog Ltd	312
58,105	*,e	Gastar Exploration, Inc	64
16,135	*	Gener8 Maritime, Inc	114
9,836	*,e	Geospace Technologies Corp	121
66,097	e	Golar LNG Ltd	1,188
26,945		Green Plains Renewable Energy, Inc	430
20,444	e	Gulfmark Offshore, Inc	126
71,494	*	Gulfport Energy Corp	2,026
7,892	e	Hallador Energy Co	36
623,971		Halliburton Co	22,288
77,857	*	Helix Energy Solutions Group, Inc	436
71,374	e	Helmerich & Payne, Inc	4,191
201,915		Hess Corp	10,631
137,033		HollyFrontier Corp	4,840
23,429	*,e	Hornbeck Offshore Services, Inc	233
12,002	*,e	Independence Contract Drilling, Inc	57
823	*,e	Isramco, Inc	67
1,320,884		Kinder Morgan, Inc	23,591
115,749	*,e	Kosmos Energy LLC	674
90,832	*,e	Laredo Petroleum Holdings, Inc	720
619,365		Marathon Oil Corp	6,900
399,405		Marathon Petroleum Corp	14,850
55,403	*,e	Matador Resources Co	1,050
19,934	*	Matrix Service Co	353
180,710	*,e	McDermott International, Inc	739
61,264	*	Memorial Resource Development Corp	624
131,616	e	Murphy Oil Corp	3,315
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

243,840		Nabors Industries Ltd	$2,243
281,302	e	National Oilwell Varco, Inc	8,748
9,713	*	Natural Gas Services Group, Inc	210
61,477	e	Navios Maritime Acq Corp	98
144,377	*	Newfield Exploration Co	4,801
63,344	*	Newpark Resources, Inc	274
176,953	e	Noble Corp plc	1,831
317,190		Noble Energy, Inc	9,963
13,964	e	Nordic American Offshore Ltd	63
68,002	e	Nordic American Tanker Shipping	958
5,440	*,e	North Atlantic Drilling Ltd	15
48,403	*,e	Northern Oil And Gas, Inc	193
102,607	*,e	Oasis Petroleum, Inc	747
568,080	*	Occidental Petroleum Corp	38,874
73,330		Oceaneering International, Inc	2,437
38,178	*	Oil States International, Inc	1,203
155,126	e	Oneok, Inc	4,632
15,683	*,e	Pacific Ethanol, Inc	73
10,734		Panhandle Oil and Gas, Inc (Class A)	186
12,018	*	Par Petroleum Corp	225
96,030	*	Parker Drilling Co	204
61,450	*	Parsley Energy, Inc	1,389
109,613		Patterson-UTI Energy, Inc	1,931
63,909		PBF Energy, Inc	2,122
29,537	*	PDC Energy, Inc	1,756
9,723	*	PHI, Inc	184
397,974		Phillips 66	34,461
42,944	*	Pioneer Energy Services Corp	94
118,664		Pioneer Natural Resources Co	16,701
130,757		Questar Market Resources, Inc	1,845
124,748	e	Range Resources Corp	4,039
32,964	*	Renewable Energy Group, Inc	311
5,384	*,e	Rex American Resources Corp	299
53,668	*,e	Rice Energy, Inc	749
9,601	*	RigNet, Inc	131
14,462	*,e	Ring Energy, Inc	73
93,726		Rowan Cos plc	1,509
42,512	e	RPC, Inc	603
40,173	*	RSP Permian, Inc	1,167
39,750	*	Sanchez Energy Corp	218
932,477		Schlumberger Ltd	68,770
129,737		Scorpio Tankers, Inc	756
13,606	*,e	SEACOR Holdings, Inc	741
273,827	*,e	Seadrill Ltd	904
32,387		SemGroup Corp	725
45,041	e	Ship Finance International Ltd	626
49,819	e	SM Energy Co	934
284,727	*,e	Southwestern Energy Co	2,298
499,265		Spectra Energy Corp	15,278
111,107		Superior Energy Services	1,488
76,439	*,e	Synergy Resources Corp	594
118,190		Targa Resources Investments, Inc	3,529
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,489	e	Teekay Corp	$299
62,294		Teekay Tankers Ltd (Class A)	229
26,063		Tesco Corp	224
93,353		Tesoro Corp	8,029
61,337	*	Tetra Technologies, Inc	389
34,989	e	Tidewater, Inc	239
17,866	*,e	TransAtlantic Petroleum Ltd	13
36,980	*	Unit Corp	326
65,643	*,e	Uranium Energy Corp	49
40,307	e	US Silica Holdings Inc	916
354,793		Valero Energy Corp	22,756
26,733	*,e	W&T Offshore, Inc	59
573,568	*	Weatherford International Ltd	4,462
52,354	e	Western Refining, Inc	1,523
133,501	*,e	Whiting Petroleum Corp	1,065
553,984		Williams Cos, Inc	8,903
54,384		World Fuel Services Corp	2,642
151,612	*,e	WPX Energy, Inc	1,060
		TOTAL ENERGY	992,799

FOOD & STAPLES RETAILING - 2.1%
21,366		Andersons, Inc	671
28,759		Casey’s General Stores, Inc	3,259
14,374	*	Chefs’ Warehouse Holdings, Inc	292
323,514		Costco Wholesale Corp	50,979
828,719		CVS Health Corp	85,963
31,233	*,e	Fresh Market, Inc	891
9,316		Ingles Markets, Inc (Class A)	349
713,663		Kroger Co	27,298
6,410	*,e	Natural Grocers by Vitamin C	136
18,186	*,e	Performance Food Group Co	425
14,319		Pricesmart, Inc	1,211
731,408	*	Rite Aid Corp	5,961
17,661	*	Smart & Final Stores, Inc	286
28,394		Spartan Stores, Inc	861
112,416	*	Sprouts Farmers Market, Inc	3,265
191,905	*	Supervalu, Inc	1,105
438,691		Sysco Corp	20,500
36,929	*	United Natural Foods, Inc	1,488
4,843		Village Super Market (Class A)	117
632,211		Walgreens Boots Alliance, Inc	53,258
1,159,220		Wal-Mart Stores, Inc	79,395
8,834		Weis Markets, Inc	398
240,223		Whole Foods Market, Inc	7,473
		TOTAL FOOD & STAPLES RETAILING	345,581

FOOD, BEVERAGE & TOBACCO - 5.1%
2,319	e	Alico, Inc	64
1,448,932		Altria Group, Inc	90,790
9,627	*,e	Amplify Snack Brands, Inc	138
5,199	*,e	Arcadia Biosciences, Inc	14
458,865		Archer Daniels Midland Co	16,661
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,015		B&G Foods, Inc (Class A)	$1,463
32,179	*,e	Blue Buffalo Pet Products, Inc	826
6,759	*,e	Boston Beer Co, Inc (Class A)	1,251
20,237	e	Brown-Forman Corp	2,159
89,874		Brown-Forman Corp (Class B)	8,850
106,137		Bunge Ltd	6,015
10,841		Calavo Growers, Inc	619
23,658	e	Cal-Maine Foods, Inc	1,228
128,947		Campbell Soup Co	8,226
44,724	*,e	Castle Brands, Inc	42
3,512		Coca-Cola Bottling Co Consolidated	561
2,875,732		Coca-Cola Co	133,405
172,269		Coca-Cola Enterprises, Inc	8,741
315,962		ConAgra Foods, Inc	14,098
120,911		Constellation Brands, Inc (Class A)	18,268
7,653	*,e	Craft Brewers Alliance, Inc	63
122,720	*	Darling International, Inc	1,616
70,011	e	Dean Foods Co	1,213
137,423		Dr Pepper Snapple Group, Inc	12,288
5,320	*	Farmer Bros Co	148
128,238		Flowers Foods, Inc	2,367
24,793		Fresh Del Monte Produce, Inc	1,043
15,781	*,e	Freshpet, Inc	116
440,990		General Mills, Inc	27,937
76,104	*	Hain Celestial Group, Inc	3,113
108,117		Hershey Co	9,957
198,070		Hormel Foods Corp	8,565
52,645		Ingredion, Inc	5,622
14,455	*,e	Inventure Foods, Inc	82
11,326		J&J Snack Foods Corp	1,226
88,147		J.M. Smucker Co	11,445
5,780		John B. Sanfilippo & Son, Inc	399
184,673		Kellogg Co	14,137
436,360		Kraft Heinz Co	34,280
14,003		Lancaster Colony Corp	1,548
19,323	*	Landec Corp	203
3,603	*	Lifeway Foods, Inc	39
8,386	e	Limoneira Co	127
94,535		McCormick & Co, Inc	9,404
137,192		Mead Johnson Nutrition Co	11,657
8,017		Mgp Ingredients, Inc	194
116,259		Molson Coors Brewing Co (Class B)	11,182
1,196,053		Mondelez International, Inc	47,986
109,914	*	Monster Beverage Corp	14,660
8,815	*	National Beverage Corp	373
15,084	*	Omega Protein Corp	256
1,082,167		PepsiCo, Inc	110,901
1,138,277		Philip Morris International, Inc	111,676
48,235	*,e	Pilgrim’s Pride Corp	1,225
85,273		Pinnacle Foods, Inc	3,810
40,255	*,e	Post Holdings, Inc	2,768
601,072		Reynolds American, Inc	30,240
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,213	e	Sanderson Farms, Inc	$1,462
192	*	Seaboard Corp	577
6,106	*	Seneca Foods Corp	212
51,267	e	Snyder’s-Lance, Inc	1,614
14,223	*,e	Synutra International, Inc	71
14,408	e	Tootsie Roll Industries, Inc	503
41,545	*	TreeHouse Foods, Inc	3,604
217,034		Tyson Foods, Inc (Class A)	14,467
16,609	e	Universal Corp	944
59,391	e	Vector Group Ltd	1,357
129,894	*	WhiteWave Foods Co (Class A)	5,279
		TOTAL FOOD, BEVERAGE & TOBACCO	837,375

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
5,996	*,e	AAC Holdings, Inc	119
16,624		Abaxis, Inc	755
1,101,154		Abbott Laboratories	46,061
30,796	*	Abiomed, Inc	2,920
38,100	*	Acadia Healthcare Co, Inc	2,100
58,290	*,e	Accuray, Inc	337
20,426		Aceto Corp	481
4,240	*	Addus HomeCare Corp	73
4,312	*,e	Adeptus Health, Inc	239
257,072		Aetna Inc	28,882
29,433	*,e	Air Methods Corp	1,066
62,811	*	Alere, Inc	3,179
60,253	*	Align Technology, Inc	4,380
4,207	*	Alliance HealthCare Services, Inc	30
133,589	*	Allscripts Healthcare Solutions, Inc	1,765
5,488	*	Almost Family, Inc	204
21,596	*	Amedisys, Inc	1,044
151,413		AmerisourceBergen Corp	13,105
34,893	*	AMN Healthcare Services, Inc	1,173
35,759	*	Amsurg Corp	2,668
9,253		Analogic Corp	731
18,523	*	Angiodynamics, Inc	228
10,943	*	Anika Therapeutics, Inc	489
112,289	*,e	Antares Pharma, Inc	98
191,907		Anthem, Inc	26,673
28,653	*,e	athenahealth, Inc	3,976
21,089	*,e	AtriCure, Inc	355
1,165		Atrion Corp	461
54,958		Bard (C.R.), Inc	11,138
401,924		Baxter International, Inc	16,511
152,792		Becton Dickinson & Co	23,197
51,896	*,e	BioScrip, Inc	111
19,708	*	BioTelemetry, Inc	230
992,117	*	Boston Scientific Corp	18,662
135,933	*	Brookdale Senior Living, Inc	2,159
25,974		Cantel Medical Corp	1,853
21,051	*	Capital Senior Living Corp	390
244,734		Cardinal Health, Inc	20,056
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,626	*,e	Cardiovascular Systems, Inc	$245
24,169	*,e	Castlight Health, Inc	80
123,482	*	Centene Corp	7,603
222,136	*	Cerner Corp	11,764
71,510	*,e	Cerus Corp	424
12,646		Chemed Corp	1,713
188,472		Cigna Corp	25,866
9,010	*	Civitas Solutions, Inc	157
87,364		Community Health Systems, Inc	1,617
8,700	e	Computer Programs & Systems, Inc	453
7,574	*,e	ConforMIS, Inc	81
20,631		Conmed Corp	865
5,120	*,e	Connecture, Inc	13
33,944		Cooper Cos, Inc	5,226
16,039	*,e	Corindus Vascular Robotics, Inc	16
7,512	*	Corvel Corp	296
22,090	*	Cross Country Healthcare, Inc	257
19,963		CryoLife, Inc	215
10,389	*	Cutera, Inc	117
16,811	*	Cynosure, Inc (Class A)	742
130,506	*	DaVita, Inc	9,577
178,595		DENTSPLY SIRONA, Inc	11,007
58,641	*	DexCom, Inc	3,982
26,827	*	Diplomat Pharmacy, Inc	735
159,214	*	Edwards Lifesciences Corp	14,044
5,034	*,e	EndoChoice Holdings, Inc	26
47,927	*,e	Endologix, Inc	401
37,412		Ensign Group, Inc	847
3,873	*,e	Entellus Medical, Inc	70
137,365	*	Envision Healthcare Holdings, Inc	2,802
8,762	*,e	Evolent Health, Inc	93
7,074	*	Exactech, Inc	143
30,586	*	ExamWorks Group, Inc	904
466,320	*	Express Scripts Holding Co	32,032
29,310	*	Five Star Quality Care, Inc	67
30,765	*,e	GenMark Diagnostics, Inc	162
4,290	*,e	Glaukos Corp	72
49,755	*	Globus Medical, Inc	1,182
18,875	*	Greatbatch, Inc	673
38,562	*	Haemonetics Corp	1,349
35,247	*	Halyard Health, Inc	1,013
235,592		HCA Holdings, Inc	18,388
26,662	*	HealthEquity, Inc	658
67,513	e	Healthsouth Corp	2,541
18,780	*	HealthStream, Inc	415
23,599	*	Healthways, Inc	238
12,504	*,e	HeartWare International, Inc	393
59,318	*	Henry Schein, Inc	10,240
42,104		Hill-Rom Holdings, Inc	2,118
65,676	*	HMS Holdings Corp	942
181,625	*	Hologic, Inc	6,266
110,794		Humana, Inc	20,270
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,376	*	ICU Medical, Inc	$1,080
69,037	*	Idexx Laboratories, Inc	5,407
6,460	*,e	Imprivata, Inc	82
98,565	*	IMS Health Holdings, Inc	2,617
11,764	*	Inogen Inc	529
18,510	*,e	Inovalon Holdings, Inc	343
41,898	*	Insulet Corp	1,389
18,839	*	Integra LifeSciences Holdings Corp	1,269
27,216	*	Intuitive Surgical, Inc	16,358
23,110	e	Invacare Corp	304
19,324	*,e	InVivo Therapeutics Holdings Corp	135
4,264	*,e	Invuity, Inc	31
2,271	*,e	iRadimed Corp	43
12,742	*	K2M Group Holdings, Inc	189
61,383		Kindred Healthcare, Inc	758
72,759	*	Laboratory Corp of America Holdings	8,522
7,415		Landauer, Inc	245
12,000	*,e	Lantheus Holdings, Inc	23
17,363	*	LDR Holding Corp	443
9,523		LeMaitre Vascular, Inc	148
9,839	*	LHC Group, Inc	350
32,789	*	LifePoint Hospitals, Inc	2,271
31,727	*	LivaNova plc	1,713
20,368	*	Magellan Health Services, Inc	1,384
32,545	*	Masimo Corp	1,362
168,452		McKesson Corp	26,489
40,806	*	Medidata Solutions, Inc	1,580
69,267	*	MEDNAX, Inc	4,476
1,044,195		Medtronic plc	78,314
31,965		Meridian Bioscience, Inc	659
32,366	*	Merit Medical Systems, Inc	598
26,015	*	Molina Healthcare, Inc	1,678
7,753		National Healthcare Corp	483
5,598		National Research Corp	87
24,197	*	Natus Medical, Inc	930
27,729	*	Neogen Corp	1,396
11,308	*,e	Nevro Corp	636
23,606	*,e	Nobilis Health Corp	74
9,688	*,e	Novocure Ltd	140
35,423	*	NuVasive, Inc	1,723
6,291	*	Nuvectra Corp	34
45,234	*	NxStage Medical, Inc	678
27,483	*	Omnicell, Inc	766
36,642	*	OraSure Technologies, Inc	265
14,876	*	Orthofix International NV	618
48,050		Owens & Minor, Inc	1,942
14,688	*,e	Oxford Immunotec Global plc	146
64,882		Patterson Cos, Inc	3,019
22,536	*	PharMerica Corp	498
27,598	*	Premier, Inc	921
7,642	*	Press Ganey Holdings, Inc	230
10,213	*	Providence Service Corp	522
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,773		Quality Systems, Inc	$576
106,327		Quest Diagnostics, Inc	7,597
21,781	*	Quidel Corp	376
25,914	*	RadNet, Inc	125
104,174		Resmed, Inc	6,023
37,335	*,e	Rockwell Medical, Inc	280
38,631	*	RTI Biologics, Inc	155
6,279	*	SeaSpine Holdings Corp	92
8,571	*,e	Second Sight Medical Products, Inc	41
77,335		Select Medical Holdings Corp	913
30,482	*,e	Spectranetics Corp	443
208,009		St. Jude Medical, Inc	11,440
26,141	*,e	Staar Surgical Co	193
61,285		STERIS plc	4,354
249,845		Stryker Corp	26,806
11,357	*,e	Surgery Partners, Inc	151
16,030	*	Surgical Care Affiliates, Inc	742
11,439	*	SurModics, Inc	211
13,125	*,e	Tandem Diabetes Care, Inc	114
53,159	*,e	Team Health Holdings, Inc	2,223
6,676	*,e	Teladoc, Inc	64
30,961	e	Teleflex, Inc	4,861
73,295	*	Tenet Healthcare Corp	2,120
20,401	*,e	TransEnterix, Inc	87
18,039	*	Triple-S Management Corp (Class B)	448
14,056	*,e	Trupanion, Inc	138
90,289	*,e	Unilife Corp	61
697,057		UnitedHealth Group, Inc	89,851
37,008		Universal American Corp	264
67,876		Universal Health Services, Inc (Class B)	8,465
9,158		US Physical Therapy, Inc	455
2,349		Utah Medical Products, Inc	147
73,882	*	Varian Medical Systems, Inc	5,912
12,709	*	Vascular Solutions, Inc	413
61,078	*	VCA Antech, Inc	3,524
52,333	*,e	Veeva Systems, Inc	1,310
10,409	*,e	Veracyte, Inc	56
15,934	*	Vocera Communications, Inc	203
32,655	*	WellCare Health Plans, Inc	3,029
52,696		West Pharmaceutical Services, Inc	3,653
66,153	*	Wright Medical Group NV	1,098
23,878	*,e	Zeltiq Aesthetics, Inc	649
125,690		Zimmer Holdings, Inc	13,402
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	818,261

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
323,551		Avon Products, Inc	1,556
31,484	*	Central Garden and Pet Co (Class A)	513
92,822		Church & Dwight Co, Inc	8,556
93,795		Clorox Co	11,824
667,414		Colgate-Palmolive Co	47,153
61,432	e	Coty, Inc	1,710
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,250		Edgewell Personal Care Co	$3,724
18,991	*,e	Elizabeth Arden, Inc	155
46,250		Energizer Holdings, Inc	1,874
155,113		Estee Lauder Cos (Class A)	14,629
54,206	*,e	Herbalife Ltd	3,337
56,570	*	HRG Group, Inc	788
12,258		Inter Parfums, Inc	379
265,004		Kimberly-Clark Corp	35,646
8,647		Medifast, Inc	261
5,685	e	Natural Health Trends Corp	188
5,868		Nature’s Sunshine Products, Inc	56
43,341	e	Nu Skin Enterprises, Inc (Class A)	1,658
6,693	*	Nutraceutical International Corp	163
3,981		Oil-Dri Corp of America	134
6,476	e	Orchids Paper Products Co	178
1,990,504		Procter & Gamble Co	163,839
8,319	*	Revlon, Inc (Class A)	303
18,325		Spectrum Brands, Inc	2,003
4,308	*,e	USANA Health Sciences, Inc	523
10,793		WD-40 Co	1,166
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	302,316

INSURANCE - 4.0%
320,815		Aflac, Inc	20,256
11,198	*	Alleghany Corp	5,556
70,615		Allied World Assurance Co Holdings Ltd	2,467
284,556		Allstate Corp	19,171
32,256	*	AMBAC Financial Group, Inc	510
56,412		American Equity Investment Life Holding Co	948
51,139		American Financial Group, Inc	3,599
849,766		American International Group, Inc	45,930
5,469	e	American National Insurance Co	632
13,468		Amerisafe, Inc	708
54,870		Amtrust Financial Services, Inc	1,420
208,448		Aon plc	21,772
92,386	*	Arch Capital Group Ltd	6,569
20,996		Argo Group International Holdings Ltd	1,205
124,079		Arthur J. Gallagher & Co	5,519
45,798		Aspen Insurance Holdings Ltd	2,185
50,146		Assurant, Inc	3,869
111,748		Assured Guaranty Ltd	2,827
8,461	*	Atlas Financial Holdings, Inc	153
74,802		Axis Capital Holdings Ltd	4,148
6,904		Baldwin & Lyons, Inc (Class B)	170
1,366,346	*	Berkshire Hathaway, Inc (Class B)	193,857
86,667		Brown & Brown, Inc	3,103
340,270		Chubb Ltd	40,543
121,446		Cincinnati Financial Corp	7,938
32,879	*,e	Citizens, Inc (Class A)	238
19,762		CNA Financial Corp	636
145,352		Conseco, Inc	2,605
19,001		Crawford & Co (Class B)	123
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,812		Donegal Group, Inc (Class A)	$112
6,754		EMC Insurance Group, Inc	173
24,104		Employers Holdings, Inc	678
46,342		Endurance Specialty Holdings Ltd	3,028
6,955	*	Enstar Group Ltd	1,131
18,735		Erie Indemnity Co (Class A)	1,742
32,825		Everest Re Group Ltd	6,481
8,273		FBL Financial Group, Inc (Class A)	509
10,321		Federated National Holding Co	203
8,299		Fidelity & Guaranty Life	218
80,939		First American Financial Corp	3,085
207,557		FNF Group	7,036
368,772	*	Genworth Financial, Inc (Class A)	1,007
20,683	*	Greenlight Capital Re Ltd (Class A)	451
7,438	*	Hallmark Financial Services	86
32,615		Hanover Insurance Group, Inc	2,943
310,194		Hartford Financial Services Group, Inc	14,294
6,789	e	HCI Group, Inc	226
18,411		Heritage Insurance Holdings, Inc	294
29,606		Horace Mann Educators Corp	938
5,951		Independence Holding Co	95
8,975		Infinity Property & Casualty Corp	722
6,910		James River Group Holdings Ltd	223
32,110		Kemper Corp	949
187,295		Lincoln National Corp	7,342
209,159		Loews Corp	8,002
34,934	e	Maiden Holdings Ltd	452
10,352	*	Markel Corp	9,230
394,471		Marsh & McLennan Cos, Inc	23,980
110,912	*,e	MBIA, Inc	982
20,342		Mercury General Corp	1,129
685,931		Metlife, Inc	30,140
27,288		National General Holdings Corp	589
6,453		National Interstate Corp	193
1,551		National Western Life Group, Inc	358
8,338	*	Navigators Group, Inc	699
193,444		Old Republic International Corp	3,536
17,609		OneBeacon Insurance Group Ltd (Class A)	224
6,329	*,e	Patriot National, Inc	49
40,061	e	Primerica, Inc	1,784
217,660		Principal Financial Group	8,587
41,338		ProAssurance Corp	2,092
434,063		Progressive Corp	15,253
329,057		Prudential Financial, Inc	23,764
48,945		Reinsurance Group of America, Inc (Class A)	4,711
34,077		RenaissanceRe Holdings Ltd	4,083
32,282		RLI Corp	2,158
11,093		Safety Insurance Group, Inc	633
42,211		Selective Insurance Group, Inc	1,545
11,039		State Auto Financial Corp	243
21,827		State National Cos, Inc	275
16,901		Stewart Information Services Corp	613
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

59,998	*	Third Point Reinsurance Ltd	$682
93,324		Torchmark Corp	5,054
216,857		Travelers Cos, Inc	25,309
6,929	*	United America Indemnity Ltd	216
14,881		United Fire & Casualty Co	652
12,682		United Insurance Holdings Corp	244
22,242	e	Universal Insurance Holdings, Inc	396
184,517		UnumProvident Corp	5,705
62,445		Validus Holdings Ltd	2,947
71,842		W.R. Berkley Corp	4,037
4,504		White Mountains Insurance Group Ltd	3,615
225,629		XL Capital Ltd	8,303
		TOTAL INSURANCE	655,087

MATERIALS - 3.2%
22,177		A. Schulman, Inc	604
3,376		AEP Industries, Inc	223
158,806		Air Products & Chemicals, Inc	22,876
50,241		Airgas, Inc	7,116
168,607	*,e	AK Steel Holding Corp	696
83,129		Albemarle Corp	5,314
967,634	e	Alcoa, Inc	9,270
81,466	e	Allegheny Technologies, Inc	1,328
20,501		American Vanguard Corp	323
46,295		Aptargroup, Inc	3,630
48,000		Ashland, Inc	5,278
67,355		Avery Dennison Corp	4,857
74,323	*	Axalta Coating Systems Ltd	2,170
52,910		Axiall Corp	1,156
23,190		Balchem Corp	1,438
102,049		Ball Corp	7,275
72,213		Bemis Co, Inc	3,739
87,729	*	Berry Plastics Group, Inc	3,171
29,817	*	Boise Cascade Co	618
46,890		Cabot Corp	2,266
39,299		Calgon Carbon Corp	551
37,181	e	Carpenter Technology Corp	1,273
112,973		Celanese Corp (Series A)	7,400
36,798	*,e	Century Aluminum Co	259
169,311		CF Industries Holdings, Inc	5,306
5,158		Chase Corp	271
133,935		Chemours Co	938
49,786	*	Chemtura	1,314
14,061	*	Clearwater Paper Corp	682
66,499	*,e	Cliffs Natural Resources, Inc	199
99,412	*,e	Coeur Mining, Inc	559
85,866		Commercial Metals Co	1,457
25,270	e	Compass Minerals International, Inc	1,791
5,560	*	Core Molding Technologies, Inc	69
102,511	*	Crown Holdings, Inc	5,084
8,022		Deltic Timber Corp	483
47,043		Domtar Corp	1,905
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

816,059		Dow Chemical Co	$41,505
37,135		Eagle Materials, Inc	2,604
109,907		Eastman Chemical Co	7,939
195,224		Ecolab, Inc	21,771
665,318		EI du Pont de Nemours & Co	42,128
55,318	*	Ferro Corp	657
47,286		Ferroglobe plc	417
40,724	*,e	Flotek Industries, Inc	298
98,927	e	FMC Corp	3,994
921,122	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	9,524
17,819		FutureFuel Corp	210
53,794	*	GCP Applied Technologies, Inc	1,073
241,385		Graphic Packaging Holding Co	3,102
22,699		Greif, Inc (Class A)	743
37,440		H.B. Fuller Co	1,589
1,617	*	Handy & Harman Ltd	44
7,923		Hawkins, Inc	286
9,402		Haynes International, Inc	343
54,162	*	Headwaters, Inc	1,075
262,218	e	Hecla Mining Co	729
152,705		Huntsman Corp	2,031
15,371		Innophos Holdings, Inc	475
18,027		Innospec, Inc	782
59,560		International Flavors & Fragrances, Inc	6,776
311,342		International Paper Co	12,777
40,015	*	Intrepid Potash, Inc	44
12,642		Kaiser Aluminum Corp	1,069
62,146		Kapstone Paper and Packaging Corp	861
7,156		KMG Chemicals, Inc	165
16,539	*	Koppers Holdings, Inc	372
24,388	*	Kraton Polymers LLC	422
14,288	e	Kronos Worldwide, Inc	82
104,108	*	Louisiana-Pacific Corp	1,782
13,887	*	LSB Industries, Inc	177
269,088		LyondellBasell Industries AF S.C.A	23,029
49,814		Martin Marietta Materials, Inc	7,946
14,781		Materion Corp	391
25,740		Minerals Technologies, Inc	1,463
323,697		Monsanto Co	28,401
257,110		Mosaic Co	6,942
18,118		Myers Industries, Inc	233
12,153		Neenah Paper, Inc	774
6,272		NewMarket Corp	2,485
370,400		Newmont Mining Corp	9,845
236,068		Nucor Corp	11,166
121,769		Olin Corp	2,115
6,559		Olympic Steel, Inc	114
32,453	*	Omnova Solutions, Inc	180
119,497	*	Owens-Illinois, Inc	1,907
72,328		Packaging Corp of America	4,369
32,454		PH Glatfelter Co	673
88,664	*,e	Platform Specialty Products Corp	763
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,927		PolyOne Corp	$1,994
201,126		PPG Industries, Inc	22,424
213,261		Praxair, Inc	24,408
9,804		Quaker Chemical Corp	832
31,957		Rayonier Advanced Materials, Inc	304
18,294	*	Real Industry, Inc	159
54,821		Reliance Steel & Aluminum Co	3,793
20,109	*,e	Rentech, Inc	45
48,353		Royal Gold, Inc	2,480
98,420		RPM International, Inc	4,658
8,418	*,e	Ryerson Holding Corp	47
19,399		Schnitzer Steel Industries, Inc (Class A)	358
22,501		Schweitzer-Mauduit International, Inc	708
33,262		Scotts Miracle-Gro Co (Class A)	2,420
148,491		Sealed Air Corp	7,129
31,811	*,e	Senomyx, Inc	83
34,512		Sensient Technologies Corp	2,190
59,894		Sherwin-Williams Co	17,050
30,199		Silgan Holdings, Inc	1,606
74,719		Sonoco Products Co	3,629
84,463	e	Southern Copper Corp (NY)	2,340
177,911		Steel Dynamics, Inc	4,005
13,671		Stepan Co	756
90,832	*,e	Stillwater Mining Co	967
19,023	*	Summit Materials, Inc	370
48,451		SunCoke Energy, Inc	315
117,929	e	Tahoe Resources, Inc	1,183
29,755	e	TimkenSteel Corp	271
15,246	*	Trecora Resources	147
19,671		Tredegar Corp	309
8,747	*,e	Trinseo S.A.	322
46,070	e	Tronox Ltd	294
1,357		United States Lime & Minerals, Inc	81
108,110	e	United States Steel Corp	1,735
10,188	*	US Concrete, Inc	607
10,310	e	Valhi, Inc	12
60,139		Valspar Corp	6,436
98,368		Vulcan Materials Co	10,385
29,816		Westlake Chemical Corp	1,380
193,160		WestRock Co	7,539
35,509	*	Worthington Industries, Inc	1,266
53,794	*	WR Grace & Co	3,829
		TOTAL MATERIALS	524,397

MEDIA - 3.2%
16,000		AMC Entertainment Holdings, Inc	448
44,802	*	AMC Networks, Inc	2,909
2,614		Cable One, Inc	1,143
149,949		Cablevision Systems Corp (Class A)	4,948
17,686	*	Carmike Cinemas, Inc	531
337,930		CBS Corp (Class B)	18,617
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	146
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

55,580	*,e	Charter Communications, Inc	$11,251
86,069		Cinemark Holdings, Inc	3,084
28,047	e	Clear Channel Outdoor Holdings, Inc (Class A)	132
1,837,438		Comcast Corp (Class A)	112,231
27,056	*	Crown Media Holdings, Inc (Class A)	137
772	*,e	Daily Journal Corp	151
115,291	*,e	Discovery Communications, Inc (Class A)	3,301
202,766	*	Discovery Communications, Inc (Class C)	5,475
160,944		DISH Network Corp (Class A)	7,445
56,592	*,e	DreamWorks Animation SKG, Inc (Class A)	1,412
18,269	*	Entercom Communications Corp (Class A)	193
50,932		Entravision Communications Corp (Class A)	379
44,238		EW Scripps Co (Class A)	690
83,857		Gannett Co, Inc	1,270
34,321	*,e	Global Eagle Entertainment, Inc	292
46,930	*	Gray Television, Inc	550
33,505		Harte-Hanks, Inc	85
6,780	*	Hemisphere Media Group, Inc	89
44,682	*	Imax Corp	1,389
305,436		Interpublic Group of Cos, Inc	7,010
33,807		John Wiley & Sons, Inc (Class A)	1,653
14,173		Journal Media Group, Inc	170
19,204	*	Liberty Broadband Corp (Class A)	1,117
49,114	*	Liberty Broadband Corp (Class C)	2,846
76,559	*	Liberty Media Corp	2,957
148,129	*	Liberty Media Corp (Class C)	5,642
70,064	e	Lions Gate Entertainment Corp	1,531
108,249	*	Live Nation, Inc	2,415
9,932	*	Loral Space & Communications, Inc	349
15,311	*	Madison Square Garden Co	2,547
32,196	e	MDC Partners, Inc	760
71,050	*	Media General, Inc	1,159
26,535		Meredith Corp	1,260
45,934	*	MSG Networks, Inc	794
46,358		National CineMedia, Inc	705
32,024		New Media Investment Group, Inc	533
101,324		New York Times Co (Class A)	1,262
283,916		News Corp	3,626
86,319	e	News Corp (Class B)	1,144
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,034
180,613		Omnicom Group, Inc	15,032
12,373	*	Reading International, Inc	148
60,087	e	Regal Entertainment Group (Class A)	1,270
3,654		Saga Communications, Inc	146
19,984		Scholastic Corp	747
68,018		Scripps Networks Interactive (Class A)	4,455
49,336	e	Sinclair Broadcast Group, Inc (Class A)	1,517
1,706,491	e	Sirius XM Holdings, Inc	6,741
20,194	*	Sizmek, Inc	59
63,623	*	Starz-Liberty Capital	1,675
167,714		TEGNA, Inc	3,935
243,854		Thomson Corp	9,871
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

206,478		Time Warner Cable, Inc	$42,250
605,798		Time Warner, Inc	43,951
81,058		Time, Inc	1,252
5,104	*	Townsquare Media, Inc	57
59,545		Tribune Co	2,284
19,202		Tribune Publishing Co	148
823,226		Twenty-First Century Fox, Inc	22,952
357,708		Twenty-First Century Fox, Inc (Class B)	10,087
7,706		Viacom, Inc	349
256,908		Viacom, Inc (Class B)	10,605
1,244,744		Walt Disney Co	123,615
21,644	e	World Wrestling Entertainment, Inc (Class A)	382
		TOTAL MEDIA	522,340

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,217,272		AbbVie, Inc	69,530
7,650	*,e	Abeona Therapeutics, Inc	20
58,718	*,e	Acadia Pharmaceuticals, Inc	1,642
16,937	*	Accelerate Diagnostics, Inc	243
16,140	*	Acceleron Pharma, Inc	426
86,253	*	Achillion Pharmaceuticals, Inc	666
31,389	*	Acorda Therapeutics, Inc	830
7,362	*,e	Adamas Pharmaceuticals, Inc	106
6,223	*,e	Aduro Biotech, Inc	80
22,408	*,e	Advaxis, Inc	202
18,868	*,e	Aegerion Pharmaceuticals, Inc	70
14,774	*,e	Aerie Pharmaceuticals, Inc	180
11,005	*,e	Affimed NV	41
56,476	*	Affymetrix, Inc	791
56,789	*,e	Agenus, Inc	236
7,692	*	Agile Therapeutics, Inc	48
246,217		Agilent Technologies, Inc	9,812
19,149	*,e	Agios Pharmaceuticals, Inc	777
7,862	*,e	Aimmune Therapeutics, Inc	107
17,982	*	Akebia Therapeutics, Inc	162
57,933	*,e	Akorn, Inc	1,363
17,375	*,e	Albany Molecular Research, Inc	266
15,261	*	Alder Biopharmaceuticals, Inc	374
159,574	*	Alexion Pharmaceuticals, Inc	22,216
27,483	*,e	Alimera Sciences, Inc	48
109,475	*	Alkermes plc	3,743
288,609	*	Allergan plc	77,356
54,942	*	Alnylam Pharmaceuticals, Inc	3,449
22,606	*,e	AMAG Pharmaceuticals, Inc	529
559,100		Amgen, Inc	83,826
71,461	*,e	Amicus Therapeutics, Inc	604
23,308	*,e	Amphastar Pharmaceuticals, Inc	280
30,297	*,e	Anacor Pharmaceuticals, Inc	1,619
5,767	*,e	ANI Pharmaceuticals, Inc	194
26,005	*,e	Anthera Pharmaceuticals, Inc	94
6,215	*	Applied Genetic Technologies Corp	87
21,766	*,e	Aralez Pharmaceuticals, Inc	77
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,162	*,e	Aratana Therapeutics, Inc	$122
9,150	*	Ardelyx, Inc	71
179,094	*,e	Arena Pharmaceuticals, Inc	353
121,910	*	Ariad Pharmaceuticals, Inc	779
103,770	*,e	Array Biopharma, Inc	306
39,456	*,e	Arrowhead Research Corp	190
10,432	*,e	Assembly Biosciences, Inc	52
10,635	*,e	Atara Biotherapeutics, Inc	202
4,770	*,e	aTyr Pharma, Inc	19
14,848	*	Avalanche Biotechnologies, Inc	77
9,616	*,e	Axovant Sciences Ltd	110
401,924		Baxalta, Inc	16,238
6,155	*,e	Bellicum Pharmaceuticals, Inc	58
53,741	*,e	BioCryst Pharmaceuticals, Inc	152
33,888	*,e	BioDelivery Sciences International, Inc	109
163,918	*	Biogen Idec, Inc	42,671
118,693	*	BioMarin Pharmaceutical, Inc	9,790
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,121
2,967	*	Biospecifics Technologies Corp	103
28,168		Bio-Techne Corp	2,662
37,736	*,e	BioTime, Inc	108
24,301	*,e	Bluebird Bio, Inc	1,033
6,702	*	Blueprint Medicines Corp	121
1,228,895		Bristol-Myers Squibb Co	78,502
83,145		Bruker BioSciences Corp	2,328
11,074	*,e	Calithera Biosciences, Inc	63
23,380	*	Cambrex Corp	1,029
12,327	*	Cara Therapeutics Inc	77
61,808	*	Catalent, Inc	1,648
56,829	*,e	Catalyst Pharmaceuticals, Inc	66
584,924	*	Celgene Corp	58,545
73,063	*,e	Celldex Therapeutics, Inc	276
7,210	*	Cellular Biomedicine Group, Inc	134
23,546	*,e	Cempra, Inc	413
52,661	*	Cepheid, Inc	1,757
35,378	*	Charles River Laboratories International, Inc	2,687
18,304	*,e	ChemoCentryx, Inc	46
5,155	*,e	Chiasma, Inc	47
30,594	*,e	Chimerix, Inc	156
3,472	*,e	Cidara Therapeutics, Inc	44
18,781	*,e	Clovis Oncology, Inc	361
17,405	*,e	Coherus Biosciences, Inc	370
4,897	*,e	Collegium Pharmaceutical, Inc	89
11,239	*	Concert Pharmaceuticals Inc	154
47,385	*,e	Corcept Therapeutics, Inc	222
6,306	*,e	Corium International, Inc	24
22,172	*,e	CorMedix, Inc	59
84,568	*	Curis, Inc	136
25,879	*,e	Cytokinetics, Inc	182
41,833	*,e	CytRx Corp	112
44,278	*,e	Depomed, Inc	617
9,514	*	Dermira, Inc	197
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,644	*,e	Dicerna Pharmaceuticals Inc	$62
84,059	*	Durect Corp	113
21,309	*,e	Dynavax Technologies Corp	410
6,368	*,e	Eagle Pharmaceuticals, Inc	258
721,760		Eli Lilly & Co	51,974
22,262	*	Emergent Biosolutions, Inc	809
11,786	*,e	Enanta Pharmaceuticals, Inc	346
166,464	*	Endo International plc	4,686
33,769	*,e	Endocyte, Inc	105
21,724	*,e	Epizyme, Inc	263
9,694	*,e	Esperion Thereapeutics, Inc	164
65,830	*,e	Exact Sciences Corp	444
147,155	*,e	Exelixis, Inc	589
18,106	*	Fibrocell Science, Inc	45
35,519	*	FibroGen, Inc	756
15,788	*	Five Prime Therapeutics, Inc	641
4,405	*,e	Flex Pharma, Inc	48
10,288	*	Flexion Therapeutics Inc	95
20,851	*,e	Fluidigm Corp	168
16,469	*,e	Foamix Pharmaceuticals Ltd	107
8,878	*,e	Foundation Medicine, Inc	161
102,537	*,e	Galena Biopharma, Inc	139
13,105	*,e	Genocea Biosciences Inc	101
12,920	*	Genomic Health, Inc	320
114,325	*,e	Geron Corp	334
1,007,530		Gilead Sciences, Inc	92,552
4,732	*,e	Global Blood Therapeutics, Inc	75
79,065	*,e	Halozyme Therapeutics, Inc	749
26,328	*	Harvard Bioscience, Inc	80
18,140	*,e	Heron Therapeutics, Inc	344
4,132	*	Heska Corp	118
62,986	*,e	Idera Pharmaceuticals, Inc	125
13,776	*	Ignyta, Inc	93
106,486	*	Illumina, Inc	17,262
8,484	*,e	Immune Design Corp	110
65,469	*	Immunogen, Inc	558
78,549	*,e	Immunomedics, Inc	196
53,162	*	Impax Laboratories, Inc	1,702
9,540	*	INC Research Holdings, Inc	393
115,686	*	Incyte Corp	8,384
36,466	*	Infinity Pharmaceuticals, Inc	192
63,139	e	Innoviva, Inc	795
53,727	*,e	Inovio Pharmaceuticals, Inc	468
45,452	*	Insmed, Inc	576
17,481	*,e	Insys Therapeutics, Inc	280
11,788	*,e	Intercept Pharmaceuticals, Inc	1,514
10,253	*,e	Intersect ENT, Inc	195
16,262	*	Intra-Cellular Therapies, Inc	452
34,324	*,e	Intrexon Corp	1,163
5,678	*,e	Invitae Corp	58
89,084	*,e	Ionis Pharmaceuticals, Inc	3,608
90,684	*,e	Ironwood Pharmaceuticals, Inc	992
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,128	*	Jazz Pharmaceuticals plc	$5,891
2,044,683		Johnson & Johnson	221,235
8,823	*,e	Juno Therapeutics, Inc	336
17,078	*,e	Karyopharm Therapeutics, Inc	152
76,288	*,e	Keryx Biopharmaceuticals, Inc	356
21,397	*,e	Kite Pharma, Inc	982
8,512	*,e	La Jolla Pharmaceutical Co	178
19,506	*,e	Lannett Co, Inc	350
30,110	*,e	Lexicon Pharmaceuticals, Inc	360
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,395
34,093	*,e	Lion Biotechnologies, Inc	173
6,253	*,e	Loxo Oncology, Inc	171
31,134	*	Luminex Corp	604
20,612	*	MacroGenics, Inc	386
86,464	*	Mallinckrodt plc	5,299
11,438	*,e	Medgenics, Inc	50
48,124	*	Medicines Co	1,529
115,846		Medivation, Inc	5,327
2,072,781		Merck & Co, Inc	109,671
80,764	*,e	Merrimack Pharmaceuticals, Inc	676
19,968	*	Mettler-Toledo International, Inc	6,884
79,969	*,e	MiMedx Group, Inc	699
7,201	*,e	Mirati Therapeutics, Inc	154
44,870	*	Momenta Pharmaceuticals, Inc	415
310,615	*	Mylan NV	14,397
51,930	*	Myriad Genetics, Inc	1,944
7,890	*,e	NanoString Technologies, Inc	120
5,834	*,e	NantKwest, Inc	48
6,000	*,e	Natera, Inc	57
97,156	*,e	Navidea Biopharmceuticals, Inc	92
96,260	*,e	Nektar Therapeutics	1,324
38,546	*	NeoGenomics, Inc	260
4,046	*,e	Neos Therapeutics, Inc	44
63,342	*	Neurocrine Biosciences, Inc	2,505
14,869	*,e	NewLink Genetics Corp	271
4,099	*	Nivalis Therapeutics, Inc	17
33,967	*,e	Northwest Biotherapeutics, Inc	50
197,815	*,e	Novavax, Inc	1,021
9,516	*,e	Ocular Therapeutix, Inc	92
26,874	*,e	Omeros Corp	412
1,885	*,e	Oncocyte Corp	9
12,341	*,e	OncoMed Pharmaceuticals, Inc	125
75,642	*,e	Oncothyreon, Inc	96
17,449	*,e	Ophthotech Corp	738
221,994	*,e	Opko Health, Inc	2,307
77,365	*,e	Orexigen Therapeutics, Inc	44
60,008	*,e	Organovo Holdings, Inc	130
12,630	e	Osiris Therapeutics, Inc	72
11,187	*	Otonomy, Inc	167
17,337	*,e	OvaScience, Inc	165
50,411	*,e	Pacific Biosciences of California, Inc	429
27,071	*	Pacira Pharmaceuticals, Inc	1,434
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,271	e	Paratek Pharmaceuticals, Inc	$141
40,956	*	Parexel International Corp	2,569
120,653		PDL BioPharma, Inc	402
146,742	*,e	Peregrine Pharmaceuticals, Inc	62
83,937		PerkinElmer, Inc	4,152
32,300	*,e	Pernix Therapeutics Holdings, Inc	34
106,521		Perrigo Co plc	13,627
12,158	*	Pfenex, Inc	120
4,522,998		Pfizer, Inc	134,061
12,927		Phibro Animal Health Corp	350
34,344	*	Portola Pharmaceuticals, Inc	701
14,756	*	PRA Health Sciences, Inc	631
38,233	*	Prestige Brands Holdings, Inc	2,041
51,583	*	Progenics Pharmaceuticals, Inc	225
5,400	*,e	Proteon Therapeutics, Inc	42
23,023	*,e	Prothena Corp plc	948
25,096	*,e	PTC Therapeutics, Inc	162
18,465	*,e	Puma Biotechnology, Inc	542
173,674	*	Qiagen NV (NASDAQ)	3,880
58,607	*	Quintiles Transnational Holdings, Inc	3,815
21,547	*,e	Radius Health, Inc	677
59,500	*	Raptor Pharmaceutical Corp	274
58,043	*	Regeneron Pharmaceuticals, Inc	20,921
21,191	*,e	Regulus Therapeutics, Inc	147
24,090	*,e	Relypsa, Inc	326
23,464	*	Repligen Corp	629
25,726	*,e	Retrophin, Inc	351
11,732	*,e	Revance Therapeutics, Inc	205
66,996	*	Rigel Pharmaceuticals, Inc	139
10,302	*,e	Sage Therapeutics, Inc	330
16,776	*	Sagent Pharmaceuticals	204
52,234	*,e	Sangamo Biosciences, Inc	316
30,737	*,e	Sarepta Therapeutics, Inc	600
38,141	*	Sciclone Pharmaceuticals, Inc	420
70,472	*,e	Seattle Genetics, Inc	2,473
87,069	*,e	Sequenom, Inc	123
5,728	*,e	Seres Therapeutics, Inc	152
20,814	*,e	Sorrento Therapeutics, Inc	112
6,016	*,e	Spark Therapeutics, Inc	178
47,540	*,e	Spectrum Pharmaceuticals, Inc	302
12,168	*,e	Stemline Therapeutics, Inc	57
18,349	*	Sucampo Pharmaceuticals, Inc (Class A)	201
25,007	*	Supernus Pharmaceuticals, Inc	381
74,731	*,e	Synergy Pharmaceuticals, Inc	206
7,419	*,e	T2 Biosystems, Inc	73
29,885	*,e	Teligent, Inc	146
17,169	*,e	TESARO, Inc	756
26,726	*	Tetraphase Pharmaceuticals, Inc	124
26,551	*,e	TG Therapeutics, Inc	226
93,869	*,e	TherapeuticsMD, Inc	601
17,111	*,e	Theravance Biopharma, Inc	322
290,044		Thermo Electron Corp	41,067
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,534	*,e	Tokai Pharmaceuticals, Inc	$42
18,278	*	Trevena, Inc	151
17,931	*,e	Trovagene, Inc	83
26,573	*	Ultragenyx Pharmaceutical, Inc	1,682
34,318	*	United Therapeutics Corp	3,824
31,086	*,e	Vanda Pharmaceuticals, Inc	260
24,013	*,e	Verastem, Inc	38
16,572	*,e	Versartis, Inc	133
180,359	*	Vertex Pharmaceuticals, Inc	14,337
12,289	*,e	Vital Therapies, Inc	111
74,791	*,e	Vivus, Inc	105
21,461	*	VWR Corp	581
60,895	*	Waters Corp	8,033
2,602	*	XBiotech, Inc	25
20,918	*	Xencor Inc	281
42,869	*,e	Xenoport, Inc	193
12,439	*,e	Zafgen, Inc	83
82,699	*,e	ZIOPHARM Oncology, Inc	614
370,295		Zoetis Inc	16,415
14,763	*	Zogenix, Inc	136
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,386,368

REAL ESTATE - 4.4%
50,948		Acadia Realty Trust	1,790
21,134		AG Mortgage Investment Trust	276
12,770		Agree Realty Corp	491
36,954		Alexander & Baldwin, Inc	1,355
1,574		Alexander’s, Inc	599
53,568		Alexandria Real Estate Equities, Inc	4,869
675	*,e	Altisource Asset Management Corp	8
11,088	*,e	Altisource Portfolio Solutions S.A.	268
42,959	e	Altisource Residential Corp	515
27,018		American Assets Trust,Inc	1,079
82,450		American Campus Communities, Inc	3,883
251,142		American Capital Agency Corp	4,679
37,896		American Capital Mortgage, Inc	556
147,713		American Homes 4 Rent	2,349
312,963		American Tower Corp	32,038
664,625		Annaly Capital Management, Inc	6,819
79,133		Anworth Mortgage Asset Corp	369
115,722		Apartment Investment & Management Co (Class A)	4,839
41,641	e	Apollo Commercial Real Estate Finance, Inc	679
136,432	e	Apple Hospitality REIT, Inc	2,703
22,112		Ares Commercial Real Estate Corp	242
18,360		Armada Hoffler Properties, Inc	207
32,704	e	ARMOUR Residential REIT, Inc	704
20,771		Ashford Hospitality Prime, Inc	242
61,750		Ashford Hospitality Trust, Inc	394
7,072	*,e	AV Homes, Inc	80
97,771		AvalonBay Communities, Inc	18,596
13,459	e	Bluerock Residential Growth REIT, Inc	146
113,963		Boston Properties, Inc	14,482
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

132,520		Brandywine Realty Trust	$1,859
127,668		Brixmor Property Group, Inc	3,271
64,335		Camden Property Trust	5,410
71,072		Capstead Mortgage Corp	703
61,176		Care Capital Properties, Inc	1,642
23,659		CareTrust REIT, Inc	300
29,192		CatchMark Timber Trust Inc	316
124,137		CBL & Associates Properties, Inc	1,477
212,369	*	CBRE Group, Inc	6,120
62,949		Cedar Realty Trust, Inc	455
28,285		Chatham Lodging Trust	606
44,088		Chesapeake Lodging Trust	1,167
143,224		Chimera Investment Corp	1,946
80,158		Colony Financial, Inc	1,344
28,357		Colony Starwood Homes	702
92,725		Columbia Property Trust, Inc	2,039
90,140		Communications Sales & Leasing, Inc	2,006
3,235	e	Consolidated-Tomoka Land Co	149
5,827	e	CorEnergy Infrastructure Trust, Inc	117
17,860		Coresite Realty	1,250
69,853		Corporate Office Properties Trust	1,833
86,682		Corrections Corp of America	2,778
159,841		Cousins Properties, Inc	1,659
246,828		Crown Castle International Corp	21,351
122,396		CubeSmart	4,076
57,494		CyrusOne, Inc	2,625
117,682		CYS Investments, Inc	958
65,501		DCT Industrial Trust, Inc	2,585
225,998		DDR Corp	4,020
148,119		DiamondRock Hospitality Co	1,499
107,861		Digital Realty Trust, Inc	9,545
108,380		Douglas Emmett, Inc	3,263
254,816		Duke Realty Corp	5,744
47,457		DuPont Fabros Technology, Inc	1,923
41,887	e	Dynex Capital, Inc	279
9,917		Easterly Government Properties, Inc	184
23,492		EastGroup Properties, Inc	1,418
34,875		Education Realty Trust, Inc	1,451
81,930		Empire State Realty Trust, Inc	1,436
42,164		Entertainment Properties Trust	2,809
49,999		Equinix, Inc	16,535
95,895	*	Equity Commonwealth	2,706
62,982		Equity Lifestyle Properties, Inc	4,581
54,213		Equity One, Inc	1,554
269,127		Equity Residential	20,193
48,297		Essex Property Trust, Inc	11,295
86,224		Extra Space Storage, Inc	8,058
50,759		Federal Realty Investment Trust	7,921
106,273		FelCor Lodging Trust, Inc	863
82,257		First Industrial Realty Trust, Inc	1,870
42,783		First Potomac Realty Trust	388
160,981		Forest City Realty Trust, Inc	3,395
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,631	*,e	Forestar Group, Inc	$334
42,367		Four Corners Property Trust, Inc	760
67,229		Franklin Street Properties Corp	713
4,942	*	FRP Holdings, Inc	176
65,188		Gaming and Leisure Properties, Inc	2,016
426,526		General Growth Properties, Inc	12,681
54,016		Geo Group, Inc	1,873
18,198		Getty Realty Corp	361
15,436		Gladstone Commercial Corp	253
51,670	e	Government Properties Income Trust	922
309,774		Gramercy Property Trust	2,618
3,738		Great Ajax Corp	42
24,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	464
72,018		Hatteras Financial Corp	1,030
322,575		HCP, Inc	10,509
72,939		Healthcare Realty Trust, Inc	2,253
91,905		Healthcare Trust of America, Inc	2,704
36,742		Hersha Hospitality Trust	784
69,548		Highwoods Properties, Inc	3,325
110,912		Hospitality Properties Trust	2,946
560,489		Host Marriott Corp	9,360
29,353	*	Howard Hughes Corp	3,108
54,955		Hudson Pacific Properties	1,589
23,981		Independence Realty Trust, Inc	171
93,191		Invesco Mortgage Capital, Inc	1,135
90,609		Investors Real Estate Trust	658
155,234		Iron Mountain, Inc	5,264
64,505	*	iStar Financial, Inc	623
33,300		Jones Lang LaSalle, Inc	3,907
67,515		Kennedy-Wilson Holdings, Inc	1,479
65,193		Kilroy Realty Corp	4,033
305,650		Kimco Realty Corp	8,797
60,886		Kite Realty Group Trust	1,687
32,096	e	Ladder Capital Corp	400
59,903		Lamar Advertising Co	3,684
83,586		LaSalle Hotel Properties	2,116
152,168		Lexington Realty Trust	1,309
110,738		Liberty Property Trust	3,705
27,155		LTC Properties, Inc	1,228
117,086		Macerich Co	9,278
67,066		Mack-Cali Realty Corp	1,576
9,904	*	Marcus & Millichap, Inc	251
152,989		Medical Properties Trust, Inc	1,986
277,088		MFA Mortgage Investments, Inc	1,898
55,794		Mid-America Apartment Communities, Inc	5,703
41,601		Monmouth Real Estate Investment Corp (Class A)	495
121,396		Monogram Residential Trust, Inc	1,197
27,658		National Health Investors, Inc	1,840
99,990		National Retail Properties, Inc	4,620
17,361		National Storage Affiliates Trust	368
145,076	e	New Residential Investment Corp	1,687
47,726		New Senior Investment Group, Inc	492
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

72,745	e	New York Mortgage Trust, Inc	$345
124,499		New York REIT, Inc	1,257
14,395		NexPoint Residential Trust, Inc	188
42,262		NorthStar Realty Europe Corp	490
126,786		NorthStar Realty Finance Corp	1,663
135,157		Omega Healthcare Investors, Inc	4,771
9,027		One Liberty Properties, Inc	202
10,279	e	Orchid Island Capital, Inc	107
101,625		Outfront Media, Inc	2,144
131,030		Paramount Group, Inc	2,090
62,005		Parkway Properties, Inc	971
53,141		Pebblebrook Hotel Trust	1,545
52,388		Pennsylvania REIT	1,145
57,080		Pennymac Mortgage Investment Trust	779
51,402		Physicians Realty Trust	955
116,280		Piedmont Office Realty Trust, Inc	2,362
40,153		Post Properties, Inc	2,399
30,172		Potlatch Corp	950
16,337	e	Preferred Apartment Communities, Inc	207
387,082		Prologis, Inc	17,101
14,667		PS Business Parks, Inc	1,474
107,500		Public Storage, Inc	29,652
17,741		QTS Realty Trust, Inc	841
62,959		RAIT Investment Trust	198
57,913		Ramco-Gershenson Properties	1,044
94,973		Rayonier, Inc	2,344
9,000		Re/Max Holdings, Inc	309
108,646	*	Realogy Holdings Corp	3,923
184,245		Realty Income Corp	11,517
62,979		Redwood Trust, Inc	824
69,743		Regency Centers Corp	5,220
22,197	e	Resource Capital Corp	250
68,690		Retail Opportunities Investment Corp	1,382
173,060		Retail Properties of America, Inc	2,743
40,671		Rexford Industrial Realty, Inc	739
98,016		RLJ Lodging Trust	2,243
5,123	*	RMR Group, Inc	128
27,910		Rouse Properties, Inc	513
32,495		Ryman Hospitality Properties	1,673
43,769		Sabra Healthcare REIT, Inc	879
6,582		Saul Centers, Inc	349
45,730		Select Income REIT	1,054
172,632		Senior Housing Properties Trust	3,088
28,907		Silver Bay Realty Trust Corp	429
230,221		Simon Property Group, Inc	47,815
73,589		SL Green Realty Corp	7,129
26,338		Sovran Self Storage, Inc	3,107
322,513		Spirit Realty Capital, Inc	3,628
39,283	*,e	St. Joe Co	674
47,704	*	STAG Industrial, Inc	971
173,444		Starwood Property Trust, Inc	3,283
24,495		STORE Capital Corp	634
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,192		Summit Hotel Properties, Inc	$780
34,362		Sun Communities, Inc	2,461
158,957		Sunstone Hotel Investors, Inc	2,225
70,998		Tanger Factory Outlet Centers, Inc	2,584
45,765		Taubman Centers, Inc	3,260
10,268	*	Tejon Ranch Co	211
31,885		Terreno Realty Corp	748
270,915		Two Harbors Investment Corp	2,151
190,771		UDR, Inc	7,350
15,857		UMH Properties, Inc	157
22,512	e,m	United Development Funding IV	72
9,264		Universal Health Realty Income Trust	521
66,647		Urban Edge Properties	1,722
20,808		Urstadt Biddle Properties, Inc (Class A)	436
238,688		Ventas, Inc	15,028
672,745		VEREIT, Inc	5,967
138,895		Vornado Realty Trust	13,116
50,804		Washington REIT	1,484
92,487		Weingarten Realty Investors	3,470
253,612		Welltower, Inc	17,585
28,538	e	Western Asset Mortgage Capital Corp	287
593,239		Weyerhaeuser Co	18,379
16,673		Whitestone REIT	210
76,656		WP Carey, Inc	4,771
139,812		WP GLIMCHER, Inc	1,327
82,478		Xenia Hotels & Resorts, Inc	1,288
		TOTAL REAL ESTATE	710,657

RETAILING - 5.2%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	144
48,207		Aaron’s, Inc	1,210
51,631	e	Abercrombie & Fitch Co (Class A)	1,628
53,459		Advance Auto Parts, Inc	8,572
279,967	*	Amazon.com, Inc	166,200
144,288	e	American Eagle Outfitters, Inc	2,405
6,968	*,e	America’s Car-Mart, Inc	174
20,121	*	Asbury Automotive Group, Inc	1,204
125,805	*	Ascena Retail Group, Inc	1,391
51,270	*,e	Autonation, Inc	2,393
22,594	*	AutoZone, Inc	18,000
23,237	*	Barnes & Noble Education, Inc	228
36,768		Barnes & Noble, Inc	454
123,378	*	Bed Bath & Beyond, Inc	6,125
223,553		Best Buy Co, Inc	7,252
14,390		Big 5 Sporting Goods Corp	160
39,947		Big Lots, Inc	1,809
8,578		Blue Nile, Inc	221
8,549	*	Boot Barn Holdings, Inc	80
21,122	e	Buckle, Inc	715
8,786	*	Build-A-Bear Workshop, Inc	114
55,229	*	Burlington Stores, Inc	3,106
37,763	*,e	Cabela’s, Inc	1,839
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,106		Caleres, Inc	$908
155,244	*	Carmax, Inc	7,933
19,356		Cato Corp (Class A)	746
106,541		Chico’s FAS, Inc	1,414
15,377		Children’s Place Retail Stores, Inc	1,284
11,556		Citi Trends, Inc	206
20,933	*,e	Conn’s, Inc	261
11,400	*	Container Store Group, Inc	67
17,156		Core-Mark Holding Co, Inc	1,399
57,355		CST Brands, Inc	2,196
32,976	*	Destination XL Group, Inc	171
68,108		Dick’s Sporting Goods, Inc	3,184
15,613	e	Dillard’s, Inc (Class A)	1,326
209,807		Dollar General Corp	17,959
166,226	*	Dollar Tree, Inc	13,707
54,370		DSW, Inc (Class A)	1,503
14,596	*	Etsy, Inc	127
86,149		Expedia, Inc	9,289
62,822	*	Express Parent LLC	1,345
9,437	*,e	Fenix Parts, Inc	43
33,805		Finish Line, Inc (Class A)	713
40,021	*,e	Five Below, Inc	1,654
99,154	e	Foot Locker, Inc	6,395
31,625	*	Francesca’s Holdings Corp	606
27,215	e	Fred’s, Inc (Class A)	406
13,967	*	FTD Cos, Inc	367
79,426	e	GameStop Corp (Class A)	2,520
176,472	e	Gap, Inc	5,188
17,487	*	Genesco, Inc	1,263
112,007		Genuine Parts Co	11,129
64,081		GNC Holdings, Inc	2,035
17,254		Group 1 Automotive, Inc	1,013
329,256	*,e	Groupon, Inc	1,314
44,451		Guess?, Inc	834
16,062		Haverty Furniture Cos, Inc	340
18,371	*,e	Hibbett Sports, Inc	660
953,710		Home Depot, Inc	127,253
24,109		HSN, Inc	1,261
228,517	*,e	JC Penney Co, Inc	2,527
12,718		Kirkland’s, Inc	223
140,818		Kohl’s Corp	6,564
182,388		L Brands, Inc	16,016
12,586	*,e	Lands’ End, Inc	321
364,728	*	Liberty Interactive Corp	9,209
55,902	*	Liberty TripAdvisor Holdings, Inc	1,239
103,346	*	Liberty Ventures	4,043
16,930		Lithia Motors, Inc (Class A)	1,479
225,488	*	LKQ Corp	7,200
699,844		Lowe’s Companies, Inc	53,013
19,294	*,e	Lumber Liquidators, Inc	253
231,435		Macy’s, Inc	10,204
18,578	*	MarineMax, Inc	362
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,036	*,e	Mattress Firm Holding Corp	$637
45,299	*	Michaels Cos, Inc	1,267
23,604		Monro Muffler, Inc	1,687
33,411	*	Murphy USA, Inc	2,053
312,066	*	NetFlix, Inc	31,903
101,822	e	Nordstrom, Inc	5,825
20,499		Nutri/System, Inc	428
405,707	*	Office Depot, Inc	2,881
6,870	*,e	Ollie’s Bargain Outlet Holdings, Inc	161
73,193	*	O’Reilly Automotive, Inc	20,030
13,643	e	Outerwall, Inc	505
8,893	*	Overstock.com, Inc	128
17,507	*	Party City Holdco, Inc	263
31,428		Penske Auto Group, Inc	1,191
14,837	e	PetMed Express, Inc	266
67,032	e	Pier 1 Imports, Inc	470
37,940	*	Priceline.com, Inc	48,903
38,310		Rent-A-Center, Inc	607
24,409	*,e	Restoration Hardware Holdings, Inc	1,023
306,119		Ross Stores, Inc	17,724
116,394	*	Sally Beauty Holdings, Inc	3,769
9,887	*,e	Sears Holdings Corp	151
38,951	*	Select Comfort Corp	755
10,447		Shoe Carnival, Inc	282
27,812	*	Shutterfly, Inc	1,290
59,364		Signet Jewelers Ltd	7,363
24,526		Sonic Automotive, Inc (Class A)	453
13,281	*,e	Sportsman’s Warehouse Holdings, Inc	167
25,073	e	Stage Stores, Inc	202
474,361		Staples, Inc	5,232
21,273		Stein Mart, Inc	156
36,113	e	Tailored Brands, Inc	646
441,930		Target Corp	36,362
83,552		Tiffany & Co	6,131
21,071	*	Tile Shop Holdings, Inc	314
6,790	*	Tilly’s, Inc	45
500,622		TJX Companies, Inc	39,224
99,381		Tractor Supply Co	8,990
83,065	*	TripAdvisor, Inc	5,524
32,864	*	Tuesday Morning Corp	269
46,408		Ulta Salon Cosmetics & Fragrance, Inc	8,991
64,021	*	Urban Outfitters, Inc	2,118
22,533	*,e	Vitamin Shoppe, Inc	698
11,570	*	VOXX International Corp (Class A)	52
14,711	*,e	Wayfair, Inc	636
11,292	*	West Marine, Inc	103
67,891		Williams-Sonoma, Inc	3,716
1,945		Winmark Corp	191
15,828	*,e	Zumiez, Inc	315
		TOTAL RETAILING	840,193
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
29,482	*	Advanced Energy Industries, Inc	$1,026
474,503	*,e	Advanced Micro Devices, Inc	1,352
15,539	*	Alpha & Omega Semiconductor Ltd	184
23,188	*,e	Ambarella, Inc	1,036
73,241	*	Amkor Technology, Inc	431
229,205		Analog Devices, Inc	13,567
849,566		Applied Materials, Inc	17,994
59,771	*	Applied Micro Circuits Corp	386
308,399		Atmel Corp	2,504
83,398	*	Axcelis Technologies, Inc	234
276,689		Broadcom Ltd	42,748
52,087		Brooks Automation, Inc	542
17,924		Cabot Microelectronics Corp	733
9,758	*	Cascade Microtech, Inc	201
40,828	*	Cavium, Inc	2,497
15,710	*	Ceva, Inc	353
47,684	*	Cirrus Logic, Inc	1,736
18,761		Cohu, Inc	223
80,918	*,e	Cree, Inc	2,355
244,851	e	Cypress Semiconductor Corp	2,120
28,713	*	Diodes, Inc	577
19,178	*	DSP Group, Inc	175
105,554	*	Entegris, Inc	1,438
28,026	*	Exar Corp	161
85,675	*	Fairchild Semiconductor International, Inc	1,713
54,056	*	First Solar, Inc	3,701
40,961	*	Formfactor, Inc	298
28,079	*	Inphi Corp	936
109,667	*	Integrated Device Technology, Inc	2,242
3,478,760		Intel Corp	112,538
96,768		Intersil Corp (Class A)	1,294
16,725		IXYS Corp	188
118,149		Kla-Tencor Corp	8,602
50,517	*	Kopin Corp	84
117,211		Lam Research Corp	9,682
90,159	*,e	Lattice Semiconductor Corp	512
176,955		Linear Technology Corp	7,885
17,278	*,e	MA-COM Technology Solutions	757
334,640		Marvell Technology Group Ltd	3,450
54,353	*	Mattson Technology, Inc	198
206,782		Maxim Integrated Products, Inc	7,605
37,977	*	MaxLinear, Inc	703
157,936	e	Microchip Technology, Inc	7,613
790,225	*	Micron Technology, Inc	8,274
80,866		Microsemi Corp	3,098
39,433		MKS Instruments, Inc	1,485
29,204		Monolithic Power Systems, Inc	1,859
18,167	*	Nanometrics, Inc	288
21,168	*	NeoPhotonics Corp Ltd	297
3,184		NVE Corp	180
397,834		Nvidia Corp	14,175
317,509	*	ON Semiconductor Corp	3,045
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,605	*	PDF Solutions, Inc	$276
46,544	*	Photronics, Inc	485
22,599		Power Integrations, Inc	1,122
104,245	*	Qorvo, Inc	5,255
84,186	*,e	Rambus, Inc	1,158
25,190	*	Rudolph Technologies, Inc	344
49,258	*	Semtech Corp	1,083
25,567	*	Sigma Designs, Inc	174
32,473	*	Silicon Laboratories, Inc	1,460
141,463		Skyworks Solutions, Inc	11,020
40,052	*,e	SunPower Corp	895
157,133		Teradyne, Inc	3,392
39,803		Tessera Technologies, Inc	1,234
761,500		Texas Instruments, Inc	43,725
23,500	*	Ultra Clean Holdings	126
21,651	*	Ultratech, Inc	473
29,696	*,e	Veeco Instruments, Inc	578
37,527	*	Xcerra Corp	245
191,407		Xilinx, Inc	9,078
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	379,398

SOFTWARE & SERVICES - 11.9%
24,811	*	A10 Networks, Inc	147
462,436		Accenture plc	53,365
86,241	*	ACI Worldwide, Inc	1,793
373,272		Activision Blizzard, Inc	12,632
32,107	*	Actua Corp	291
57,158	*	Acxiom Corp	1,225
367,335	*	Adobe Systems, Inc	34,456
132,262	*	Akamai Technologies, Inc	7,350
5,086	*,e	Alarm.com Holdings, Inc	121
45,335	*	Alliance Data Systems Corp	9,974
211,642	*	Alphabet, Inc (Class A)	161,462
216,860	*	Alphabet, Inc (Class C)	161,550
11,882	*,e	Amber Road, Inc	64
114,365		Amdocs Ltd	6,910
15,720	*	American Software, Inc (Class A)	142
32,146	*	Angie’s List, Inc	259
62,478	*	Ansys, Inc	5,589
3,095	*,e	Apigee Corp	26
7,274	*,e	Appfolio, Inc	89
63,153	*	Aspen Technology, Inc	2,282
168,621	*	Autodesk, Inc	9,832
345,034		Automatic Data Processing, Inc	30,953
30,408	*	AVG Technologies NV	631
50,870	*	Bankrate, Inc	466
5,965	*,e	Barracuda Networks, Inc	92
44,088	*	Bazaarvoice, Inc	139
5,721	*,e	Benefitfocus, Inc	191
15,413	*,e	Black Knight Financial Services, Inc	478
35,258		Blackbaud, Inc	2,217
40,135	*	Blackhawk Network Holdings, Inc	1,377
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,473	*	Blucora, Inc	$157
75,290		Booz Allen Hamilton Holding Co	2,280
29,562	*	Bottomline Technologies, Inc	901
9,849	*,e	Box, Inc	121
20,694	*	Brightcove, Inc	129
88,805		Broadridge Financial Solutions, Inc	5,267
21,331	*	BroadSoft, Inc	861
225,867		CA, Inc	6,954
17,838	*	CACI International, Inc (Class A)	1,903
216,614	*	Cadence Design Systems, Inc	5,108
40,638	*	Callidus Software, Inc	678
13,412	*	Carbonite, Inc	107
33,955	*	Cardtronics, Inc	1,222
13,954	*,e	Care.com, Inc	86
8,603		Cass Information Systems, Inc	450
115,322		CDK Global, Inc	5,368
15,814	*	ChannelAdvisor Corp	178
52,926	*	Ciber, Inc	112
24,317	*	Cimpress NV	2,205
118,705	*	Citrix Systems, Inc	9,328
448,762	*	Cognizant Technology Solutions Corp (Class A)	28,137
33,614	*	Commvault Systems, Inc	1,451
99,804		Computer Sciences Corp	3,432
36,513	*,e	comScore, Inc	1,097
73,137		Convergys Corp	2,031
40,208	*	Cornerstone OnDemand, Inc	1,318
23,982	*	CoStar Group, Inc	4,513
24,883		CSG Systems International, Inc	1,124
99,804		CSRA, Inc	2,685
17,592	*	Cvent, Inc	376
15,267	*	Datalink Corp	140
24,614	*	Demandware, Inc	962
32,513	*	DHI Group, Inc	262
5,437	e	Digimarc Corp	165
37,568	*,e	Digital Turbine, Inc	45
25,409		DST Systems, Inc	2,865
77,306		EarthLink Holdings Corp	438
894,311	*	eBay, Inc	21,338
19,966	e	Ebix, Inc	814
229,813	*	Electronic Arts, Inc	15,193
21,694	*	Ellie Mae, Inc	1,966
43,380	*,e	Endurance International Group Holdings, Inc	457
20,747	*,e	EnerNOC, Inc	155
28,511	*,e	Envestnet, Inc	776
36,125	*	EPAM Systems, Inc	2,697
25,591		EPIQ Systems, Inc	384
37,881	*	Euronet Worldwide, Inc	2,807
51,313	*	Everi Holdings, Inc	118
48,388		EVERTEC, Inc	676
15,773	*	Everyday Health, Inc	88
24,918	*	ExlService Holdings, Inc	1,291
1,588,956	*	Facebook, Inc	181,300
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,064		Fair Isaac Corp	$2,447
209,784		Fidelity National Information Services, Inc	13,281
102,019	*,e	FireEye, Inc	1,835
67,170	*	First American Corp	2,331
138,194	*	First Data Corp	1,788
170,999	*	Fiserv, Inc	17,541
18,028	*,e	Five9, Inc	160
67,800	*	FleetCor Technologies, Inc	10,085
28,477	*	FleetMatics Group plc	1,159
8,265		Forrester Research, Inc	278
105,618	*	Fortinet, Inc	3,235
61,489		Gartner, Inc	5,494
118,380	*	Genpact Ltd	3,219
20,054	*	Gigamon, Inc	622
98,592		Global Payments, Inc	6,438
11,456	*,e	Globant S.A.	354
88,947	*,e	Glu Mobile, Inc	251
17,503	*	GoDaddy, Inc	566
42,541	*,e	Gogo, Inc	468
55,694	*,e	GrubHub, Inc	1,400
18,192	*	GTT Communications, Inc	301
13,242	*,e	Guidance Software, Inc	57
51,316	*	Guidewire Software, Inc	2,796
17,956		Hackett Group, Inc	272
27,069		Heartland Payment Systems, Inc	2,614
5,610	*,e	Hortonworks, Inc	63
14,191	*	HubSpot, Inc	619
52,417		IAC/InterActiveCorp	2,468
19,610	*,e	Imperva, Inc	990
41,826	*,e	Infoblox, Inc	715
12,605	*	Interactive Intelligence, Inc	459
40,309	*	Internap Network Services Corp	110
665,410		International Business Machines Corp	100,776
30,239	*	Intralinks Holdings, Inc	238
189,228		Intuit, Inc	19,682
36,074		j2 Global, Inc	2,221
58,179		Jack Henry & Associates, Inc	4,920
30,270	*	Jive Software, Inc	114
49,809		Leidos Holdings, Inc	2,506
50,961	*	Limelight Networks, Inc	92
80,906	*	LinkedIn Corp	9,252
44,720	*	Lionbridge Technologies	226
19,090	*	Liquidity Services, Inc	99
40,701	*	Liveperson, Inc	238
18,232	*	LogMeIn, Inc	920
13,441	*	Luxoft Holding, Inc	740
54,701	*	Manhattan Associates, Inc	3,111
18,418		Mantech International Corp (Class A)	589
25,119		Marchex, Inc (Class B)	112
20,549	*	Marin Software, Inc	62
25,709	*	Marketo, Inc	503
734,581		Mastercard, Inc (Class A)	69,418
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,371	*,e	Match Group, Inc	$270
48,838		MAXIMUS, Inc	2,571
73,403		Mentor Graphics Corp	1,492
5,961,873		Microsoft Corp	329,274
6,844	*	MicroStrategy, Inc (Class A)	1,230
5,757	*,e	MINDBODY, Inc	77
29,654	*,e	MobileIron, Inc	134
14,483	*	Model N, Inc	156
33,165	*,e	ModusLink Global Solutions, Inc	49
22,389	*	MoneyGram International, Inc	137
29,292		Monotype Imaging Holdings, Inc	701
70,908	*	Monster Worldwide, Inc	231
29,548	*,e	NetSuite, Inc	2,024
42,216	*,e	NeuStar, Inc (Class A)	1,039
4,154	*,e	New Relic, Inc	108
48,579		NIC, Inc	876
187,240	*	Nuance Communications, Inc	3,500
19,789	*,e	OPOWER, Inc	135
2,328,255		Oracle Corp	95,249
155,524	*,e	Pandora Media, Inc	1,392
7,197	*,e	Park City Group, Inc	65
240,713		Paychex, Inc	13,001
23,354	*,e	Paycom Software, Inc	831
11,222	*,e	Paylocity Holding Corp	367
893,780	*	PayPal Holdings, Inc	34,500
24,918		Pegasystems, Inc	632
25,493	*	Perficient, Inc	554
8,684	*	PFSweb, Inc	114
38,195	*	Progress Software Corp	921
29,179	*,e	Proofpoint, Inc	1,569
17,256	*	PROS Holdings, Inc	203
85,331	*	PTC, Inc	2,830
14,350	*	Q2 Holdings, Inc	345
7,729		QAD, Inc (Class A)	164
67,392	*	QLIK Technologies, Inc	1,949
18,223	*	Qualys, Inc	461
20,643	*	QuinStreet, Inc	71
45,152	*,e	Quotient Technology, Inc	479
85,282	*	Rackspace Hosting, Inc	1,841
5,299	*,e	Rapid7, Inc	69
18,038	*	RealNetworks, Inc	73
39,496	*	RealPage, Inc	823
135,645	*	Red Hat, Inc	10,107
6,528		Reis, Inc	154
28,776	*	RetailMeNot, Inc	231
39,806	*	RingCentral, Inc	627
20,141	*,e	Rocket Fuel, Inc	63
59,737	*	Rovi Corp	1,225
18,722	*	Rubicon Project, Inc	342
83,383		Sabre Corp	2,411
483,389	*	Salesforce.com, Inc	35,689
17,304		Sapiens International Corp NV	207
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,016		Science Applications International Corp	$1,814
21,075	*	Sciquest, Inc	293
24,634	*	Seachange International, Inc	136
113,734	*	ServiceNow, Inc	6,958
46,932	*,e	ServiceSource International LLC	200
14,547	*,e	Shutterstock, Inc	534
26,176	*,e	Silver Spring Networks, Inc	386
92,607	*	Splunk, Inc	4,531
12,246	*	SPS Commerce, Inc	526
22,469	*,e	Square, Inc	343
52,847		SS&C Technologies Holdings, Inc	3,352
10,609	*	Stamps.com, Inc	1,128
29,262	*	Sykes Enterprises, Inc	883
503,573		Symantec Corp	9,256
28,696	*	Synchronoss Technologies, Inc	928
107,461	*	Synopsys, Inc	5,205
23,254	*	Syntel, Inc	1,161
36,581	*	Tableau Software, Inc	1,678
62,894	*	Take-Two Interactive Software, Inc	2,369
29,444	*,e	Tangoe, Inc	232
12,153	*	TechTarget, Inc	90
20,400	*	TeleNav, Inc	120
13,212		TeleTech Holdings, Inc	367
100,027	*	Teradata Corp	2,625
14,409	*,e	Textura Corp	268
71,591	*	TiVo, Inc	681
122,214		Total System Services, Inc	5,815
78,243		Travelport Worldwide Ltd	1,069
6,116	*	Travelzoo, Inc	50
36,314	*,e	TrueCar, Inc	203
10,595	*,e	TubeMogul, Inc	137
418,135	*	Twitter, Inc	6,920
24,991	*	Tyler Technologies, Inc	3,214
21,175	*	Ultimate Software Group, Inc	4,097
38,674	*,e	Unisys Corp	298
11,210	*	United Online, Inc	129
105,809	*	Vantiv, Inc	5,701
6,363	*,e	Varonis Systems, Inc	116
21,489	*,e	Vasco Data Security International	331
84,224	*	VeriFone Systems, Inc	2,379
45,384	*	Verint Systems, Inc	1,515
73,449	*,e	VeriSign, Inc	6,503
32,131	*,e	VirnetX Holding Corp	148
21,946	*	Virtusa Corp	822
1,438,349		Visa, Inc (Class A)	110,005
60,583	*,e	VMware, Inc (Class A)	3,169
28,678	*,e	WebMD Health Corp (Class A)	1,796
32,723	*	Website Pros, Inc	649
382,980		Western Union Co	7,388
28,569	*	WEX, Inc	2,382
14,146	*	Wix.com Ltd	287
78,368	*,e	Workday, Inc	6,022
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,998	*	Workiva, Inc	$58
8,095	*	Xactly Corp	55
750,019		Xerox Corp	8,370
19,259	*	XO Group, Inc	309
16,654	*	Xura, Inc	328
689,094	*	Yahoo!, Inc	25,366
47,998	*	Yelp, Inc	954
39,804	*,e	Zendesk, Inc	833
32,505	*,e	Zillow Group, Inc	831
65,010	*,e	Zillow Group, Inc (Class C)	1,543
47,197	*	Zix Corp	186
565,694	*	Zynga, Inc	1,290
		TOTAL SOFTWARE & SERVICES	1,941,749

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
83,151	*,e	3D Systems Corp	1,286
39,852		Adtran, Inc	806
16,323	*,e	Aerohive Networks, Inc	81
11,056	*	Agilysys, Inc	113
9,098	e	Alliance Fiber Optic Products, Inc	135
228,592		Amphenol Corp (Class A)	13,217
21,094	*	Anixter International, Inc	1,099
4,246,242		Apple, Inc	462,798
11,231	*,e	Applied Optoelectronics, Inc	167
24,889	*,e	Arista Networks, Inc	1,570
133,254	*	ARRIS International plc	3,054
66,366	*	Arrow Electronics, Inc	4,275
24,161	*	Avid Technology, Inc	163
92,405		Avnet, Inc	4,094
34,410		AVX Corp	433
11,475		Badger Meter, Inc	763
7,316		Bel Fuse, Inc (Class B)	107
31,469		Belden CDT, Inc	1,932
39,122	*	Benchmark Electronics, Inc	902
12,526		Black Box Corp	169
309,327		Brocade Communications Systems, Inc	3,273
26,799	*	CalAmp Corp	480
28,887	*	Calix, Inc	205
89,647		CDW Corp	3,720
30,668		Checkpoint Systems, Inc	310
91,005	*	Ciena Corp	1,731
3,728,479		Cisco Systems, Inc	106,150
8,964	*,e	Clearfield, Inc	144
64,456		Cognex Corp	2,511
17,685	*	Coherent, Inc	1,625
73,857	*	CommScope Holding Co, Inc	2,062
11,551		Comtech Telecommunications Corp	270
15,682	*,e	Control4 Corp	125
849,927		Corning, Inc	17,755
29,620	*	Cray, Inc	1,241
23,637		CTS Corp	372
27,847		Daktronics, Inc	220
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,853		Diebold, Inc	$1,383
18,652	*	Digi International, Inc	176
36,841		Dolby Laboratories, Inc (Class A)	1,601
13,244	*	DTS, Inc	288
13,533	*,e	Eastman Kodak Co	147
32,770	*	EchoStar Corp (Class A)	1,451
11,677		Electro Rent Corp	108
35,264	*	Electronics for Imaging, Inc	1,495
1,415,261		EMC Corp	37,717
18,982	*	EMCORE Corp	95
3,943	*	ePlus, Inc	317
79,396	*	Extreme Networks, Inc	247
53,266	*	F5 Networks, Inc	5,638
26,560	*	Fabrinet	859
12,851	*	FARO Technologies, Inc	414
30,706		FEI Co	2,733
76,718	*	Finisar Corp	1,399
30,563	*,e	Fitbit, Inc	463
104,125		Flir Systems, Inc	3,431
25,552	*	GSI Group, Inc	362
67,185	*	Harmonic, Inc	220
91,398		Harris Corp	7,116
1,255,719		Hewlett Packard Enterprise Co	22,264
1,269,771		HP, Inc	15,644
39,772	*	II-VI, Inc	863
27,939	*,e	Imation Corp	43
21,661	*	Immersion Corp	179
95,498	*	Infinera Corp	1,534
107,218		Ingram Micro, Inc (Class A)	3,850
28,444	*	Insight Enterprises, Inc	815
26,730		InterDigital, Inc	1,488
57,029	*,e	InvenSense, Inc	479
25,418	*,e	IPG Photonics Corp	2,442
28,730	*	Itron, Inc	1,199
43,041	*	Ixia	536
143,551		Jabil Circuit, Inc	2,766
291,880		Juniper Networks, Inc	7,446
125,388	*	Keysight Technologies, Inc	3,478
21,162	*	Kimball Electronics, Inc	236
64,648	*,e	Knowles Corp	852
10,929	*	KVH Industries, Inc	104
45,344		Lexmark International, Inc (Class A)	1,516
16,687		Littelfuse, Inc	2,054
34,637	*	Lumentum Holdings, Inc	934
23,128	*	Mercury Computer Systems, Inc	469
1,988	e	Mesa Laboratories, Inc	192
28,385		Methode Electronics, Inc	830
126,381		Motorola, Inc	9,567
11,234		MTS Systems Corp	684
6,959	*	Multi-Fineline Electronix, Inc	162
83,376		National Instruments Corp	2,510
98,354	*	NCR Corp	2,944
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

216,845		NetApp, Inc	$5,918
26,175	*	Netgear, Inc	1,057
67,850	*	Netscout Systems, Inc	1,559
27,910	*	Newport Corp	642
37,400	*,e	Nimble Storage, Inc	293
29,647	*,e	Novatel Wireless, Inc	52
72,862	*,e	Oclaro, Inc	393
14,702	*	OSI Systems, Inc	963
53,646	*	Palo Alto Networks, Inc	8,752
16,460		Park Electrochemical Corp	264
6,868		PC Connection, Inc	177
29,009		Plantronics, Inc	1,137
25,402	*	Plexus Corp	1,004
100,006	*	Polycom, Inc	1,115
21,249	*,e	Pure Storage, Inc	291
65,614	*	QLogic Corp	882
1,104,341		Qualcomm, Inc	56,476
171,155	*,e	Quantum Corp	104
21,664	*	Rofin-Sinar Technologies, Inc	698
13,791	*	Rogers Corp	826
55,372	*,e	Ruckus Wireless, Inc	543
153,815		SanDisk Corp	11,702
55,707	*	Sanmina Corp	1,302
21,738	*	Scansource, Inc	878
43,182	*	ShoreTel, Inc	321
25,143	*,e	Silicon Graphics International Corp	179
37,508	*	Sonus Networks, Inc	282
37,383	*,e	Stratasys Ltd	969
27,221	*	Super Micro Computer, Inc	928
27,223	*	Synaptics, Inc	2,171
21,522		SYNNEX Corp	1,993
9,938	*	Systemax, Inc	87
26,973	*	Tech Data Corp	2,071
192,019	*	Trimble Navigation Ltd	4,762
44,290	*	TTM Technologies, Inc	295
22,392	e	Ubiquiti Networks, Inc	745
29,474	*	Universal Display Corp	1,595
31,477	*,e	Viasat, Inc	2,313
173,185	*	Viavi Solutions, Inc	1,188
100,754	e	Vishay Intertechnology, Inc	1,230
9,508	*	Vishay Precision Group, Inc	133
165,870	e	Western Digital Corp	7,836
38,312	*	Zebra Technologies Corp (Class A)	2,644
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	923,868

TELECOMMUNICATION SERVICES - 2.5%
66,124	*	8x8, Inc	665
4,489,325		AT&T, Inc	175,847
7,918		Atlantic Tele-Network, Inc	600
27,406	*	Boingo Wireless, Inc	212
416,899		CenturyTel, Inc	13,324
149,815	*	Cincinnati Bell, Inc	580
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,230		Cogent Communications Group, Inc	$1,336
38,388	e	Consolidated Communications Holdings, Inc	989
16,551	*,e	Fairpoint Communications, Inc	246
861,250	e	Frontier Communications Corp	4,814
24,304	*	General Communication, Inc (Class A)	445
348,844	*,e	Globalstar, Inc	513
7,568	*	Hawaiian Telcom Holdco, Inc	178
10,513		IDT Corp (Class B)	164
45,794	*	inContact, Inc	407
25,073		Inteliquent, Inc	402
60,764	*,e	Iridium Communications, Inc	478
213,185	*	Level 3 Communications, Inc	11,267
16,622	*	Lumos Networks Corp	213
11,759	*,e	NTELOS Holdings Corp	108
44,329	*	Orbcomm, Inc	449
9,439	*	pdvWireless, Inc	324
95,804	*	SBA Communications Corp (Class A)	9,597
36,302		Shenandoah Telecom Co	971
17,224		Spok Holdings, Inc	302
551,084	*,e	Sprint Corp	1,918
6,721	*	Straight Path Communications, Inc	209
68,830		Telephone & Data Systems, Inc	2,071
203,125	*	T-Mobile US, Inc	7,780
9,529	*	US Cellular Corp	435
2,998,985		Verizon Communications, Inc	162,185
137,981	*	Vonage Holdings Corp	631
76,638	e	Windstream Holdings, Inc	589
105,945	*	Zayo Group Holdings, Inc	2,568
		TOTAL TELECOMMUNICATION SERVICES	402,817

TRANSPORTATION - 2.1%
40,179	*	Air Transport Services Group, Inc	618
93,230		Alaska Air Group, Inc	7,647
8,403		Allegiant Travel Co	1,496
4,641		Amerco, Inc	1,658
463,817		American Airlines Group, Inc	19,021
19,331		Arkansas Best Corp	417
18,341	*	Atlas Air Worldwide Holdings, Inc	775
73,828	*	Avis Budget Group, Inc	2,020
20,049	*	Celadon Group, Inc	210
107,766		CH Robinson Worldwide, Inc	8,000
24,453	e	Copa Holdings S.A. (Class A)	1,657
8,672	*	Covenant Transportation Group, Inc	210
726,010		CSX Corp	18,695
600,168		Delta Air Lines, Inc	29,216
21,969	*	Echo Global Logistics, Inc	597
138,241		Expeditors International of Washington, Inc	6,748
196,773		FedEx Corp	32,019
22,919		Forward Air Corp	1,039
39,257	*	Genesee & Wyoming, Inc (Class A)	2,461
34,479	*	Hawaiian Holdings, Inc	1,627
36,950	e	Heartland Express, Inc	685
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

299,972	*	Hertz Global Holdings, Inc	$3,159
26,734	*	Hub Group, Inc (Class A)	1,091
68,104		J.B. Hunt Transport Services, Inc	5,737
231,738	*	JetBlue Airways Corp	4,894
81,773		Kansas City Southern Industries, Inc	6,988
41,240	*	Kirby Corp	2,486
45,057	e	Knight Transportation, Inc	1,178
33,557		Landstar System, Inc	2,168
50,509		Macquarie Infrastructure Co LLC	3,406
17,739		Marten Transport Ltd	332
32,238		Matson, Inc	1,295
60,245	e	Navios Maritime Holdings, Inc	68
225,613		Norfolk Southern Corp	18,782
51,170	*	Old Dominion Freight Line	3,563
2,470	*	PAM Transportation Services, Inc	76
6,136		Park-Ohio Holdings Corp	263
17,329	*	Radiant Logistics, Inc	62
20,933	*	Roadrunner Transportation Services Holdings, Inc	261
39,438		Ryder System, Inc	2,555
18,094	*	Saia, Inc	509
40,260		Skywest, Inc	805
494,314		Southwest Airlines Co	22,145
53,890	*	Spirit Airlines, Inc	2,586
63,781	*,e	Swift Transportation Co, Inc	1,188
641,733		Union Pacific Corp	51,050
264,257		United Continental Holdings, Inc	15,818
518,852		United Parcel Service, Inc (Class B)	54,723
6,297		Universal Truckload Services, Inc	104
7,128	*	USA Truck, Inc	134
18,831	*,e	Virgin America, Inc	726
34,798		Werner Enterprises, Inc	945
44,920	*	Wesco Aircraft Holdings, Inc	646
52,800	*,e	XPO Logistics, Inc	1,621
23,809	*,e	YRC Worldwide, Inc	222
		TOTAL TRANSPORTATION	348,402

UTILITIES - 3.5%
35,975	e	Abengoa Yield plc	640
502,237		AES Corp	5,926
88,857		AGL Resources, Inc	5,788
35,666		Allete, Inc	2,000
83,430		Alliant Energy Corp	6,197
179,688		Ameren Corp	9,002
361,395		American Electric Power Co, Inc	23,997
29,456		American States Water Co	1,159
133,205		American Water Works Co, Inc	9,182
134,973		Aqua America, Inc	4,295
4,909		Artesian Resources Corp	137
92,825		Atlantic Power Corp	228
73,233		Atmos Energy Corp	5,438
41,780		Avangrid, Inc	1,676
45,672		Avista Corp	1,863
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,522		Black Hills Corp	$2,016
35,650		California Water Service Group	953
276,377	*	Calpine Corp	4,193
318,361		Centerpoint Energy, Inc	6,660
11,590		Chesapeake Utilities Corp	730
46,444		Cleco Corp	2,564
203,302		CMS Energy Corp	8,628
8,405		Connecticut Water Service, Inc	379
216,563		Consolidated Edison, Inc	16,593
10,961	e	Consolidated Water Co, Inc	133
438,500		Dominion Resources, Inc	32,940
131,940		DTE Energy Co	11,962
504,114		Duke Energy Corp	40,672
94,898	*	Dynegy, Inc	1,364
239,987		Edison International	17,253
30,616		El Paso Electric Co	1,405
33,239		Empire District Electric Co	1,099
132,825		Entergy Corp	10,530
228,312		Eversource Energy	13,320
679,688		Exelon Corp	24,374
311,936		FirstEnergy Corp	11,220
9,378	e	Genie Energy Ltd	71
114,306		Great Plains Energy, Inc	3,686
79,361	*	Hawaiian Electric Industries, Inc	2,571
37,236		Idacorp, Inc	2,777
114,807		ITC Holdings Corp	5,002
32,340		Laclede Group, Inc	2,191
144,429		MDU Resources Group, Inc	2,811
26,250		MGE Energy, Inc	1,372
11,759		Middlesex Water Co	363
62,456		National Fuel Gas Co	3,126
63,442		New Jersey Resources Corp	2,311
324,782		NextEra Energy, Inc	38,435
234,601		NiSource, Inc	5,527
22,143		Northwest Natural Gas Co	1,192
33,520		NorthWestern Corp	2,070
245,109		NRG Energy, Inc	3,189
21,934	e	NRG Yield, Inc (Class A)	298
25,354	e	NRG Yield, Inc (Class C)	361
147,340		OGE Energy Corp	4,218
39,547		ONE Gas, Inc	2,416
27,707	e	Ormat Technologies, Inc	1,143
27,545		Otter Tail Corp	816
38,404	e	Pattern Energy Group, Inc	732
354,104		PG&E Corp	21,147
59,562		Piedmont Natural Gas Co, Inc	3,564
81,970		Pinnacle West Capital Corp	6,153
58,763		PNM Resources, Inc	1,981
58,032		Portland General Electric Co	2,292
481,803		PPL Corp	18,342
374,289		Public Service Enterprise Group, Inc	17,644
130,852		Questar Corp	3,245
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

104,543		SCANA Corp	$7,334
176,260		Sempra Energy	18,340
12,005		SJW Corp	436
49,250		South Jersey Industries, Inc	1,401
662,212		Southern Co	34,256
34,400		Southwest Gas Corp	2,265
62,722	*	Talen Energy Corp	565
170,423		TECO Energy, Inc	4,692
27,892	e	TerraForm Global, Inc	66
37,840	e	TerraForm Power, Inc	327
128,103		UGI Corp	5,161
10,272		Unitil Corp	436
61,078		Vectren Corp	3,088
15,334	*,e	Vivint Solar, Inc	41
233,695		WEC Energy Group, Inc	14,038
96,665		Westar Energy, Inc	4,796
36,819		WGL Holdings, Inc	2,665
355,639		Xcel Energy, Inc	14,873
9,006		York Water Co	275
		TOTAL UTILITIES	562,617
		TOTAL COMMON STOCKS	16,233,308
		(Cost $9,188,134)

RIGHTS / WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0.0%
9,200	e,m	Vince Holding Corp	3
		TOTAL CONSUMER DURABLES & APPAREL	3

ENERGY - 0.0%
15,560	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	2
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	137
		(Cost $118)
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 3.8%
TREASURY DEBT - 0.2%
$2,800,000		United States Treasury Bill	0.233%	04/21/16	$2,800
10,000,000		United States Treasury Bill	0.255	05/26/16	9,997
11,400,000		United States Treasury Bill	0.371	09/29/16	11,378
		TOTAL TREASURY DEBT			24,175

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
586,674,812	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			586,675
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			586,675

		TOTAL SHORT-TERM INVESTMENTS			610,850
		(Cost $610,849)
		TOTAL INVESTMENTS - 103.5%			16,844,295
		(Cost $9,799,101)
		OTHER ASSETS & LIABILITIES, NET - (3.5)%			(567,209)
		NET ASSETS - 100.0%			$16,277,086

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $573,273,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.1%
$4,854,057	i	Gates Global LLC	4.250%	07/05/21	$4,572
1,692,308	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	1,697
		TOTAL AUTOMOBILES & COMPONENTS			6,269

CAPITAL GOODS - 0.0%
4,226,615	i	TransDigm, Inc	3.750	02/28/20	4,166
		TOTAL CAPITAL GOODS			4,166

CONSUMER DURABLES & APPAREL - 0.0%
1,188,000	i	Hanesbrands, Inc	3.250	04/29/22	1,193
		TOTAL CONSUMER DURABLES & APPAREL			1,193

CONSUMER SERVICES - 0.1%
3,766,225	i	1011778 BC ULC	3.750	12/10/21	3,761
3,806,306	i	Hilton Worldwide	3.500	10/26/20	3,805
4,911,167	i	MGM Resorts International	3.500	12/20/19	4,897
		TOTAL CONSUMER SERVICES			12,463

DIVERSIFIED FINANCIALS - 0.0%
4,912,281	i	TransUnion LLC	3.500	04/09/21	4,861
		TOTAL DIVERSIFIED FINANCIALS			4,861

ENERGY - 0.0%
168,582	i	Granite Acquisition, Inc	5.000	12/19/21	159
3,783,525	i	Granite Acquisition, Inc	5.000	12/19/21	3,575
		TOTAL ENERGY			3,734

FOOD & STAPLES RETAILING - 0.0%
5,494,500	i	Albertson’s Holdings LLC	5.500	08/25/21	5,497
		TOTAL FOOD & STAPLES RETAILING			5,497

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,557,545	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,542
301,619	i	CHS/Community Health Systems	4.000	01/27/21	296
1,670,250	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,672
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,510

MATERIALS - 0.1%
882,825	i	Eco Services Operations LLC	4.750	12/04/21	856
4,487,005	i	Minerals Technologies, Inc	3.750	05/10/21	4,465
3,349,000	i	Solenis International LP	4.250	07/31/21	3,214
		TOTAL MATERIALS			8,535
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.1%
$4,687,500	i	CBS Outdoor Americas Capital LLC	3.000%	02/01/21	$4,658
4,502,874	i	EMI Music	4.000	08/19/22	4,491
1,793,461	i	Univision Communications, Inc	4.000	03/01/20	1,774
3,029,946	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	3,002
		TOTAL MEDIA			13,925

REAL ESTATE - 0.0%
3,970,000	i	DTZ US Borrower LLC	4.250	11/04/21	3,930
		TOTAL REAL ESTATE			3,930

RETAILING - 0.0%
482,715	i	Dollar Tree, Inc	3.500	07/06/22	484
843,625	i	PetSmart, Inc	4.250	03/11/22	840
665,000	i	Staples Escrow LLC	4.750	02/02/22	664
		TOTAL RETAILING			1,988

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
6,000,000		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	5,967
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,967

SOFTWARE & SERVICES - 0.1%
1,891,790	i	Activision Blizzard, Inc	3.250	10/11/20	1,898
4,912,281	i	IMS Health, Inc	3.500	03/17/21	4,897
248,635	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	249
1,715,247	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	1,718
		TOTAL SOFTWARE & SERVICES			8,762

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,218,875	i	CommScope, Inc	3.828	12/29/22	1,216
4,715,365	i	NXP BV	3.250	01/10/20	4,683
399,000	i	NXP BV	3.750	12/07/20	400
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,299

UTILITIES - 0.0%
193,000	i	Calpine Corp	4.000	10/09/19	192
		TOTAL UTILITIES			192

		TOTAL BANK LOAN OBLIGATIONS			93,291
		(Cost $94,047)

BONDS - 97.8%

CORPORATE BONDS - 35.6%

AUTOMOBILES & COMPONENTS - 0.2%
4,050,000		Delphi Automotive plc	3.150	11/19/20	4,137
1,000,000	g	Gates Global LLC	6.000	07/15/22	855
6,950,000		General Motors Co	6.600	04/01/36	7,649
4,975,000		General Motors Co	6.750	04/01/46	5,657
8,675,000		Magna International, Inc	3.625	06/15/24	8,701
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	354
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	179
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	348
		TOTAL AUTOMOBILES & COMPONENTS			27,880
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANKS - 6.0%
$2,500,000		Banco de Oro Unibank, Inc	3.875%	04/22/16	$2,500
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,021
4,500,000		Bancolombia S.A.	5.950	06/03/21	4,866
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,242
2,520,000	g	Bank Nederlandse Gemeenten NV	2.375	03/16/26	2,546
15,175,000		Bank of America Corp	3.750	07/12/16	15,286
18,550,000		Bank of America Corp	5.300	03/15/17	19,198
8,525,000		Bank of America Corp	6.000	09/01/17	9,010
9,000,000		Bank of America Corp	2.600	01/15/19	9,154
17,000,000		Bank of America Corp	2.625	10/19/20	17,126
16,000,000		Bank of America Corp	4.000	01/22/25	16,031
12,050,000		Bank of America Corp	3.950	04/21/25	12,001
10,200,000		Bank of America Corp	3.875	08/01/25	10,612
200,000		Bank of America Corp	4.250	10/22/26	203
6,075,000		Bank of America Corp	4.750	04/21/45	6,044
25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,399
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,900
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,496
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,237
8,075,000		Barclays plc	2.750	11/08/19	8,020
13,300,000		Barclays plc	3.650	03/16/25	12,471
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,268
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,257
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,934
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,536
8,425,000		Citigroup, Inc	1.300	11/15/16	8,436
12,725,000		Citigroup, Inc	3.300	04/27/25	12,763
32,000,000		Citigroup, Inc	4.450	09/29/27	32,216
250,000		Citigroup, Inc	4.650	07/30/45	262
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,225
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,051
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,134
10,475,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	11,328
13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	13,855
4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,905
3,300,000	g	Credit Agricole S.A.	2.750	06/10/20	3,353
3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,836
9,425,000		Discover Bank	3.100	06/04/20	9,498
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,992
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,872
13,025,000		HSBC Holdings plc	3.400	03/08/21	13,294
7,000,000		HSBC Holdings plc	4.250	03/14/24	7,075
4,175,000		HSBC Holdings plc	4.250	08/18/25	4,124
5,125,000		HSBC Holdings plc	4.300	03/08/26	5,285
5,000,000		HSBC USA, Inc	1.625	01/16/18	4,990
1,700,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	1,748
24,175,000		JPMorgan Chase & Co	2.750	06/23/20	24,766
4,250,000		JPMorgan Chase & Co	3.875	02/01/24	4,530
24,400,000		JPMorgan Chase & Co	3.300	04/01/26	24,604
200,000		JPMorgan Chase & Co	4.950	06/01/45	211
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,750,000	i	JPMorgan Chase & Co	5.150%	12/30/49	$3,601
2,700,000		KeyBank NA	2.500	12/15/19	2,735
13,125,000		KeyBank NA	2.250	03/16/20	13,137
15,650,000		KeyBank NA	3.300	06/01/25	16,043
250,000		Lloyds Bank plc	3.500	05/14/25	259
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,518
9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,927
5,925,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	6,162
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,558
2,325,000	g	PKO Finance AB	4.630	09/26/22	2,402
10,400,000		PNC Bank NA	2.200	01/28/19	10,559
11,475,000		PNC Bank NA	2.250	07/02/19	11,659
17,000,000		PNC Bank NA	2.600	07/21/20	17,380
10,950,000		PNC Bank NA	2.700	11/01/22	10,877
17,395,000		PNC Bank NA	2.950	01/30/23	17,529
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,313
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,880
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,988
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,466
40,000,000		Royal Bank of Canada	1.875	02/05/20	40,209
3,950,000		Royal Bank of Canada	2.500	01/19/21	4,035
1,100,000	g	Shinhan Bank	3.875	03/24/26	1,113
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,968
13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,229
3,475,000	g	Societe Generale S.A.	4.750	11/24/25	3,441
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,853
6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,731
4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,223
6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,954
5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,598
7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,656
13,700,000		Toronto-Dominion Bank	2.500	12/14/20	13,982
9,300,000		Toronto-Dominion Bank	2.125	04/07/21	9,284
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,345
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,694
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,344
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,859
2,800,000	g	Turkiye Is Bankasi	5.375	10/06/21	2,801
7,100,000		Union Bank NA	2.125	06/16/17	7,137
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,919
17,650,000		US Bank NA	2.800	01/27/25	18,016
10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,075
10,850,000		Westpac Banking Corp	2.250	01/17/19	11,023
		TOTAL BANKS			822,193

CAPITAL GOODS - 0.6%
5,700,000		Caterpillar Financial Services Corp	3.250	12/01/24	5,940
8,000,000		Deere & Co	2.600	06/08/22	8,180
2,075,000		Eaton Corp	4.000	11/02/32	2,100
250,000		Eaton Corp	4.150	11/02/42	251
2,200,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,933
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,350
1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,365
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550%	11/01/24	$4,355
6,000,000		John Deere Capital Corp	1.700	01/15/20	5,988
8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,556
5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,504
200,000		Lockheed Martin Corp	4.700	05/15/46	224
1,308,480	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	288
1,758,800	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	387
4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,983
4,995,000		Rockwell Automation, Inc	2.875	03/01/25	5,070
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,281
2,075,000		Textron, Inc	3.875	03/01/25	2,092
12,950,000		Timken Co	3.875	09/01/24	12,717
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,961
		TOTAL CAPITAL GOODS			79,525

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,857
1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,893
7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,184
1,425,000		ADT Corp	6.250	10/15/21	1,432
1,390,000		ADT Corp	3.500	07/15/22	1,202
1,250,000		AECOM	5.750	10/15/22	1,297
4,875,000		AECOM	5.875	10/15/24	5,046
7,175,000		Air Lease Corp	3.875	04/01/21	7,292
7,950,000	g	Daimler Finance North America LLC	3.300	05/19/25	8,110
7,250,000		Fluor Corp	3.500	12/15/24	7,523
10,290,000		Republic Services, Inc	3.800	05/15/18	10,731
5,375,000		Republic Services, Inc	3.550	06/01/22	5,676
6,625,000		Republic Services, Inc	3.200	03/15/25	6,663
2,000,000		United Rentals North America, Inc	4.625	07/15/23	1,987
13,700,000		Visa, Inc	2.200	12/14/20	14,046
9,250,000		Visa, Inc	3.150	12/14/25	9,660
7,150,000		Waste Management, Inc	2.600	09/01/16	7,196
15,050,000		Waste Management, Inc	2.900	09/15/22	15,345
2,000,000		Waste Management, Inc	3.900	03/01/35	1,942
2,225,000		Waste Management, Inc	4.100	03/01/45	2,234
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			121,316

CONSUMER DURABLES & APPAREL - 0.4%
9,600,000		DR Horton, Inc	3.750	03/01/19	9,792
3,000,000		Lennar Corp	4.500	11/15/19	3,120
3,000,000		Lennar Corp	4.750	04/01/21	3,037
2,000,000		Masco Corp	3.500	04/01/21	2,015
3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	3,957
2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	2,857
6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,458
3,825,000		Newell Rubbermaid, Inc	5.375	04/01/36	4,063
5,875,000		Newell Rubbermaid, Inc	5.500	04/01/46	6,360
500,000		PulteGroup, Inc	4.250	03/01/21	508
1,000,000		PulteGroup, Inc	5.500	03/01/26	1,029
6,900,000		PVH Corp	4.500	12/15/22	7,072
2,625,000		Whirlpool Corp	3.700	03/01/23	2,730
		TOTAL CONSUMER DURABLES & APPAREL			52,998
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CONSUMER SERVICES - 1.1%
$4,000,000	g	1011778 BC / New Red Fin	6.000%	04/01/22	$4,160
11,000,000		Amherst College	4.100	11/01/45	11,904
2,475,000		GLP Capital LP	4.375	11/01/18	2,543
1,840,000	g	International Game Technology	5.625	02/15/20	1,909
1,610,000	g	International Game Technology	6.250	02/15/22	1,638
1,610,000	g	International Game Technology	6.500	02/15/25	1,594
5,000,000		Johns Hopkins University	4.083	07/01/53	5,277
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,159
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,524
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,368
5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,000
6,475,000		Service Corp International	5.375	05/15/24	6,848
35,000,000		Stanford University	4.013	05/01/42	38,499
21,000,000		University of Chicago	4.151	10/01/45	21,507
13,700,000		Walt Disney Co	2.300	02/12/21	14,152
		TOTAL CONSUMER SERVICES			148,082

DIVERSIFIED FINANCIALS - 4.8%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	3,883
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,124
5,550,000		American Express Credit Corp	2.250	08/15/19	5,620
9,750,000		American Express Credit Corp	2.375	05/26/20	9,898
2,150,000	g,i	Armor Re Ltd	4.278	12/15/16	2,131
6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,310
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,588
400,000		Bank of New York Mellon Corp	4.150	02/01/21	437
10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,712
11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,909
8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,543
6,650,000	g	BBVA Bancomer S.A.	6.750	09/30/22	7,381
2,100,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	2,016
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,743
1,150,000	g	Comcel Trust	6.875	02/06/24	1,075
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,721
7,175,000		Credit Suisse	2.300	05/28/19	7,244
5,675,000		Credit Suisse	3.000	10/29/21	5,792
7,225,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	7,193
10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,796
6,500,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	6,194
2,000,000	g	Export-Import Bank of China	2.850	09/16/20	2,040
10,000,000	g	FMR LLC	4.950	02/01/33	10,329
11,425,000	g	FMR LLC	5.150	02/01/43	12,106
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,809
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,543
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,641
13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,878
16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	17,365
35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	37,234
22,389,000	g	GE Capital International Funding Co	3.373	11/15/25	23,902
5,228,000	g	GE Capital International Funding Co	4.418	11/15/35	5,658
1,432,000		General Electric Capital Corp	5.875	01/14/38	1,868
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$108,000		General Electric Capital Corp	6.875%	01/10/39	$157
4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	5,037
3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,152
11,725,000		General Motors Financial Co, Inc	4.200	03/01/21	12,116
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,033
5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,912
500,000		General Motors Financial Co, Inc	4.300	07/13/25	495
5,500,000		General Motors Financial Co, Inc	5.250	03/01/26	5,772
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,219
8,525,000		Goldman Sachs Group, Inc	2.750	09/15/20	8,657
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	8,047
13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,707
6,425,000		Goldman Sachs Group, Inc	4.250	10/21/25	6,531
7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,027
10,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	10,720
4,375,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,574
5,425,000	g	Hyundai Capital America	2.600	03/19/20	5,429
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,814
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,637
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,932
2,100,000	g	ICICI Bank Ltd	4.000	03/18/26	2,110
550,000		Intercontinental Exchange, Inc	2.750	12/01/20	563
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,273
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,448
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,380
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425
250,000		Jefferies Group, Inc	6.450	06/08/27	262
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,641
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,385
2,000,000	g	Lukoil International Finance BV	3.416	04/24/18	1,987
21,500,000		Morgan Stanley	1.875	01/05/18	21,571
8,825,000		Morgan Stanley	2.650	01/27/20	8,959
15,000,000		Morgan Stanley	2.800	06/16/20	15,283
9,475,000		Morgan Stanley	3.750	02/25/23	9,875
24,800,000		Morgan Stanley	3.700	10/23/24	25,646
9,300,000		Morgan Stanley	4.000	07/23/25	9,729
4,400,000		Morgan Stanley	3.875	01/27/26	4,592
8,000,000		Morgan Stanley	4.350	09/08/26	8,237
7,750,000		Morgan Stanley	6.375	07/24/42	10,154
300,000		Morgan Stanley	4.300	01/27/45	302
3,300,000	g	Nacional Financiera SNC	3.375	11/05/20	3,325
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,635
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,612
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,008
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,305
100,000		State Street Corp	4.375	03/07/21	110
43,886,288		Tagua Leasing LLC	1.900	07/12/24	44,059
6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,825
7,425,000	g	UBS Group Funding Jersey Ltd	4.125	04/15/26	7,424
3,375,000		Unilever Capital Corp	3.100	07/30/25	3,617
11,725,000		Wells Fargo & Co	2.500	03/04/21	11,879
6,800,000		Wells Fargo & Co	3.900	05/01/45	6,803
		TOTAL DIVERSIFIED FINANCIALS			659,075
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

ENERGY - 2.8%
$7,950,000		Anadarko Petroleum Corp	5.950%	09/15/16	$8,080
8,900,000		Anadarko Petroleum Corp	4.850	03/15/21	9,065
4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,246
2,850,000		Apache Corp	4.750	04/15/43	2,559
1,900,000		Apache Corp	4.250	01/15/44	1,623
6,650,000		Ashland, Inc	4.750	08/15/22	6,758
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,405
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,414
690,000		California Resources Corp	5.000	01/15/20	159
3,129,000	g	California Resources Corp	8.000	12/15/22	1,205
478,000		California Resources Corp	6.000	11/15/24	108
16,975,000		Chevron Corp	2.419	11/17/20	17,448
500,000		Cimarex Energy Co	5.875	05/01/22	516
8,395,000		Cimarex Energy Co	4.375	06/01/24	8,269
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,365
3,300,000		Devon Energy Corp	5.000	06/15/45	2,464
1,750,000		Dynegy, Inc	6.750	11/01/19	1,741
1,600,000		Ecopetrol S.A.	4.125	01/16/25	1,356
3,000,000		Ecopetrol S.A.	5.375	06/26/26	2,728
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,256
3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,296
6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	6,860
8,300,000		Energy Transfer Equity LP	5.500	06/01/27	6,619
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,435
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,282
5,150,000		EOG Resources, Inc	4.150	01/15/26	5,340
2,250,000		Exterran Partners LP	6.000	10/01/22	1,620
13,750,000		Exxon Mobil Corp	2.222	03/01/21	13,990
14,325,000		Exxon Mobil Corp	3.043	03/01/26	14,668
7,550,000		Exxon Mobil Corp	4.114	03/01/46	8,008
2,739,000		Husky Energy, Inc	3.950	04/15/22	2,721
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	817
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,028
2,625,000		Noble Energy, Inc	5.625	05/01/21	2,638
900,000		Noble Energy, Inc	3.900	11/15/24	848
1,850,000		Noble Energy, Inc	5.250	11/15/43	1,600
6,675,000		Occidental Petroleum Corp	2.600	04/15/22	6,732
3,425,000		Occidental Petroleum Corp	3.500	06/15/25	3,509
3,370,000		Occidental Petroleum Corp	3.400	04/15/26	3,396
10,850,000		ONE Gas, Inc	2.070	02/01/19	10,889
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,661
3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,744
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,032
1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,268
2,000,000	i	Petrobras Global Finance BV	2.762	01/15/19	1,625
8,950,000		Petrobras Global Finance BV	3.000	01/15/19	7,670
16,600,000		Petrobras Global Finance BV	4.875	03/17/20	13,815
5,000,000		Petrobras International Finance Co	5.875	03/01/18	4,799
3,400,000	g	Petroleos Mexicanos	5.500	02/04/19	3,561
6,750,000	g	Petroleos Mexicanos	6.375	02/04/21	7,199
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,489
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$14,000,000		Petroleos Mexicanos	1.950%	12/20/22	$14,124
7,490,000		Petroleos Mexicanos	2.000	12/20/22	7,569
5,000,000		Petroleos Mexicanos	3.500	01/30/23	4,531
1,000,000		Petroleos Mexicanos	4.250	01/15/25	926
1,000,000		Petroleos Mexicanos	6.500	06/02/41	941
2,180,000		Petroleos Mexicanos	5.500	06/27/44	1,815
1,400,000		Petroleos Mexicanos	5.625	01/23/46	1,177
1,895,833		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	1,782
614,000		Pioneer Natural Resources Co	7.500	01/15/20	694
8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,633
6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	6,907
2,025,000		Plains All American Pipeline LP	3.600	11/01/24	1,747
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,139
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,147
3,335,000		Range Resources Corp	5.000	08/15/22	2,876
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,385
6,000,000		Shell International Finance BV	2.375	08/21/22	5,949
16,250,000		Shell International Finance BV	3.250	05/11/25	16,383
2,075,000		Statoil ASA	1.200	01/17/18	2,070
5,300,000		Statoil ASA	2.450	01/17/23	5,140
8,875,000		Statoil ASA	4.250	11/23/41	8,597
250,000		Suncor Energy, Inc	3.600	12/01/24	248
2,000,000		Targa Resources Partners LP	5.000	01/15/18	1,995
2,000,000		Tesoro Corp	5.125	04/01/24	1,965
1,000,000		Total Capital International S.A.	1.000	01/10/17	999
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,476
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	1,863
1,000,000		Vale Overseas Ltd	4.375	01/11/22	852
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,182
1,050,000		WPX Energy, Inc	7.500	08/01/20	822
850,000		WPX Energy, Inc	8.250	08/01/23	659
2,400,000		WPX Energy, Inc	5.250	09/15/24	1,668
		TOTAL ENERGY			383,185

FOOD & STAPLES RETAILING - 0.5%
19,700,000		CVS Health Corp	2.800	07/20/20	20,454
4,600,000		CVS Health Corp	3.375	08/12/24	4,834
17,300,000		CVS Health Corp	3.875	07/20/25	18,677
150,000		CVS Health Corp	5.125	07/20/45	174
4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,974
2,275,000	h	SYSCO Corp	2.500	07/15/21	2,300
10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,976
11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,121
		TOTAL FOOD & STAPLES RETAILING			74,510

FOOD, BEVERAGE & TOBACCO - 1.0%
4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,311
13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	14,084
13,725,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	14,434
10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	11,676
14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,907
3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,052
2,435,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,592
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,600,000		Fomento Economico Mexicano SAB de C.V.	2.875%	05/10/23	$5,423
200,000	g	HJ Heinz Co	5.200	07/15/45	224
150,000		JM Smucker Co	4.375	03/15/45	157
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,510
3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,752
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,659
680,000		PepsiCo, Inc	7.900	11/01/18	792
3,950,000		PepsiCo, Inc	2.750	04/30/25	4,050
5,850,000		PepsiCo, Inc	2.850	02/24/26	6,008
18,100,000		PepsiCo, Inc	4.450	04/14/46	20,187
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,020
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,366
8,125,000		Philip Morris International, Inc	3.375	08/11/25	8,762
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,136
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,893
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,313
		TOTAL FOOD, BEVERAGE & TOBACCO			143,308

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,913
2,425,000		Becton Dickinson & Co	3.734	12/15/24	2,583
6,175,000		Becton Dickinson & Co	4.685	12/15/44	6,672
1,000,000		CHS/Community Health Systems	5.125	08/01/21	1,012
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	4,004
9,800,000		Express Scripts Holding Co	3.900	02/15/22	10,223
3,975,000		Express Scripts Holding Co	4.500	02/25/26	4,128
4,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	4,364
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,871
4,560,000		HCA, Inc	6.500	02/15/20	5,005
4,575,000		HCA, Inc	5.875	03/15/22	4,952
13,825,000		Keysight Technologies, Inc	4.550	10/30/24	13,477
2,775,000		Laboratory Corp of America Holdings	2.625	02/01/20	2,788
4,850,000		Laboratory Corp of America Holdings	3.600	02/01/25	4,912
10,450,000		McKesson Corp	4.883	03/15/44	11,109
8,450,000		Medtronic, Inc	3.500	03/15/25	9,020
9,625,000		Medtronic, Inc	4.625	03/15/45	10,753
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,159
8,325,000		Quest Diagnostics, Inc	3.500	03/30/25	8,378
6,700,000		Stryker Corp	2.625	03/15/21	6,831
2,500,000		Stryker Corp	3.500	03/15/26	2,592
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	2,005
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,159
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,734
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,163
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,304
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,245
10,975,000		Zimmer Holdings, Inc	3.550	04/01/25	11,094
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			168,450

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,699
4,900,000		Clorox Co	3.500	12/15/24	5,107
6,800,000		Colgate-Palmolive Co	4.000	08/15/45	7,475
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,525,000		Ecolab, Inc	1.450%	12/08/17	$4,515
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			24,796

INSURANCE - 1.9%
350,000		ACE INA Holdings, Inc	4.350	11/03/45	382
150,000		Aetna, Inc	4.125	06/01/21	163
1,925,000		Aetna, Inc	6.625	06/15/36	2,446
6,200,000		Allstate Corp	3.150	06/15/23	6,376
6,200,000		Allstate Corp	4.500	06/15/43	6,804
7,825,000		American International Group, Inc	2.300	07/16/19	7,895
11,850,000		American International Group, Inc	3.300	03/01/21	12,120
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	106
19,230,000		Children’s Hospital Medic	4.268	05/15/44	19,851
3,750,000		Chubb Corp	6.000	05/11/37	4,866
1,390,000		Cigna Corp	5.125	06/15/20	1,542
6,900,000		Cigna Corp	4.500	03/15/21	7,491
4,900,000		Cigna Corp	3.250	04/15/25	4,869
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,043
2,800,000		Lincoln National Corp	7.000	06/15/40	3,416
500,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	552
2,200,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	2,198
7,675,000		MetLife, Inc	6.750	06/01/16	7,749
2,000,000		MetLife, Inc	4.368	09/15/23	2,193
10,000,000		MetLife, Inc	3.000	03/01/25	9,842
9,500,000		MetLife, Inc	4.721	12/15/44	9,905
6,050,000		MetLife, Inc	4.050	03/01/45	5,725
6,600,000	i	MetLife, Inc	5.250	12/30/49	6,307
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,831
5,500,000		Progressive Corp	3.750	08/23/21	5,923
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,344
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,506
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,112
4,025,000	i	Prudential Financial, Inc	5.200	03/15/44	3,880
150,000		Prudential Financial, Inc	4.600	05/15/44	150
13,150,000	i	Prudential Financial, Inc	5.375	05/15/45	13,018
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,616
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,436
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,013
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,614
6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	7,168
3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,123
200,000		UnitedHealth Group, Inc	4.625	07/15/35	223
13,600,000		UnitedHealth Group, Inc	4.750	07/15/45	15,600
6,750,000		WellPoint, Inc	3.125	05/15/22	6,789
7,850,000		WellPoint, Inc	4.625	05/15/42	7,820
500,000		Willis Group Holdings plc	5.750	03/15/21	557
2,400,000		WR Berkley Corp	5.375	09/15/20	2,646
		TOTAL INSURANCE			258,210

MATERIALS - 1.4%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,154
675,000		Alcoa, Inc	5.125	10/01/24	648
1,365,000		Ball Corp	5.000	03/15/22	1,426
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,034,000		Barrick Gold Corp	4.100%	05/01/23	$2,956
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,477
2,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	2,856
1,425,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	1,628
1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,329
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,174
200,000	g	Cemex SAB de C.V.	5.700	01/11/25	185
1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,515
3,175,000		CF Industries, Inc	7.125	05/01/20	3,616
3,550,000		Corning, Inc	1.450	11/15/17	3,536
1,550,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	1,604
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	837
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,638
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	1,419
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,450
1,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,196
1,390,000		Crown Americas LLC	4.500	01/15/23	1,418
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,108
5,450,000		Eastman Chemical Co	3.800	03/15/25	5,591
200,000		EI du Pont de Nemours & Co	2.800	02/15/23	201
1,700,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,649
4,840,000	g	Fresnillo plc	5.500	11/13/23	4,967
8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,814
5,375,000	g	Glencore Funding LLC	2.125	04/16/18	5,019
28,950,000	g	Glencore Funding LLC	2.500	01/15/19	26,489
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	5,357
6,650,000	g	Glencore Funding LLC	4.000	04/16/25	5,216
1,825,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,483
12,000,000		International Paper Co	4.750	02/15/22	13,174
6,925,000		Kimberly-Clark Corp	2.750	02/15/26	7,081
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,644
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,206
5,425,000		LyondellBasell Industries NV	4.625	02/26/55	4,848
6,840,000		Nucor Corp	4.000	08/01/23	7,131
3,800,000	g	OCP S.A.	5.625	04/25/24	3,951
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,860
3,150,000		Packaging Corp of America	3.650	09/15/24	3,126
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,568
5,000,000		Rock Tenn Co	3.500	03/01/20	5,071
3,000,000		Rock Tenn Co	4.000	03/01/23	3,074
665,000	g	Sealed Air Corp	6.500	12/01/20	751
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,449
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,692
3,200,000		Teck Resources Ltd	3.750	02/01/23	2,110
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,005
		TOTAL MATERIALS			177,697

MEDIA - 1.9%
6,750,000		CBS Corp	2.300	08/15/19	6,821
3,500,000		CBS Corp	4.000	01/15/26	3,657
3,450,000		CBS Corp	4.600	01/15/45	3,256
11,150,000	g	CCO Safari II LLC	3.579	07/23/20	11,398
8,295,000	g	CCO Safari II LLC	4.464	07/23/22	8,690
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,900,000	g	CCO Safari II LLC	4.908%	07/23/25	$14,667
1,000,000		Cinemark USA, Inc	5.125	12/15/22	1,024
3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,530
26,000,000		Comcast Corp	4.250	01/15/33	27,696
6,600,000		Comcast Corp	4.600	08/15/45	7,324
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,503
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,013
825,000		Grupo Televisa S.A.	6.000	05/15/18	895
4,800,000		Grupo Televisa SAB	4.625	01/30/26	5,063
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,441
1,850,000		Lamar Media Corp	5.875	02/01/22	1,947
2,000,000		Lamar Media Corp	5.000	05/01/23	2,081
2,000,000		Lamar Media Corp	5.375	01/15/24	2,086
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,316
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,820
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,737
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,216
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,766
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,614
3,275,000	g	Sky plc	2.625	09/16/19	3,310
3,500,000		Starz LLC	5.000	09/15/19	3,570
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,875
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,618
20,550,000		Time Warner, Inc	2.100	06/01/19	20,731
19,575,000		Time Warner, Inc	3.600	07/15/25	20,101
3,825,000		Time Warner, Inc	6.500	11/15/36	4,438
7,100,000		Time Warner, Inc	4.650	06/01/44	6,946
150,000		Time Warner, Inc	4.850	07/15/45	153
1,600,000	g	Time, Inc	5.750	04/15/22	1,420
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,965
5,400,000		Viacom, Inc	2.500	12/15/16	5,428
3,000,000		Viacom, Inc	3.500	04/01/17	3,037
7,375,000		Viacom, Inc	5.850	09/01/43	7,093
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,567
		TOTAL MEDIA			247,813

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
16,950,000		AbbVie, Inc	2.500	05/14/20	17,267
7,125,000		Actavis Funding SCS	3.000	03/12/20	7,331
19,675,000		Actavis Funding SCS	3.800	03/15/25	20,475
400,000		Actavis Funding SCS	4.750	03/15/45	424
6,600,000		Amgen, Inc	4.400	05/01/45	6,738
7,500,000		Biogen, Inc	2.900	09/15/20	7,722
7,450,000		Celgene Corp	2.875	08/15/20	7,676
11,575,000		Celgene Corp	3.875	08/15/25	12,170
650,000	g	Endo Finance LLC	6.000	02/01/25	609
3,575,000		Gilead Sciences, Inc	2.350	02/01/20	3,659
6,850,000		Gilead Sciences, Inc	3.500	02/01/25	7,248
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	10,483
200,000		Gilead Sciences, Inc	4.750	03/01/46	220
8,450,000		Johnson & Johnson	1.650	03/01/21	8,495
13,275,000		Johnson & Johnson	2.450	03/01/26	13,340
3,700,000		Johnson & Johnson	3.700	03/01/46	3,885
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,100,000	g	Mylan NV	3.750%	12/15/20	$4,205
3,725,000		Mylan, Inc	2.550	03/28/19	3,730
20,550,000		Novartis Capital Corp	3.000	11/20/25	21,434
13,700,000		Novartis Capital Corp	4.000	11/20/45	14,667
2,925,000		Perrigo Co plc	4.000	11/15/23	2,975
12,200,000		Perrigo Finance plc	3.500	12/15/21	12,442
10,225,000		Perrigo Finance plc	3.900	12/15/24	10,176
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,691
8,000,000	g	Roche Holdings, Inc	3.350	09/30/24	8,493
8,875,000	g	Roche Holdings, Inc	2.625	05/15/26	8,869
3,075,000		Zoetis, Inc	3.450	11/13/20	3,160
2,900,000		Zoetis, Inc	4.500	11/13/25	3,103
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			223,687

REAL ESTATE - 1.2%
300,000		Boston Properties LP	4.125	05/15/21	322
6,200,000		Boston Properties LP	3.650	02/01/26	6,412
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,522
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,393
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,340
3,965,000		Camden Property Trust	4.625	06/15/21	4,343
3,000,000		Camden Property Trust	2.950	12/15/22	2,976
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,308
3,450,000		DDR Corp	3.625	02/01/25	3,339
3,250,000		DDR Corp	4.250	02/01/26	3,304
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,070
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,159
2,075,000		Equinix, Inc	4.875	04/01/20	2,147
2,250,000		Equinix, Inc	5.375	01/01/22	2,334
2,750,000		Equity One, Inc	3.750	11/15/22	2,759
210,000		ERP Operating LP	4.625	12/15/21	234
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,809
500,000		HCP, Inc	5.375	02/01/21	546
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,086
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,598
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,414
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,741
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,495
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,657
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,795
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,856
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,795
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,609
4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,391
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,735
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,378
2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,650
2,375,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	2,292
400,000		ProLogis LP	3.350	02/01/21	417
169,000		Regency Centers LP	5.875	06/15/17	177
7,225,000		Regency Centers LP	3.900	11/01/25	7,406
3,040,000		Simon Property Group LP	10.350	04/01/19	3,750
122,000		Simon Property Group LP	4.375	03/01/21	134
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,300,000	g	Trust F	5.250%	01/30/26	$1,287
1,255,000	g	Trust F/1401	5.250	12/15/24	1,277
4,550,000		Ventas Realty LP	4.125	01/15/26	4,674
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,165
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,711
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,124
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,884
13,475,000		Welltower, Inc	4.000	06/01/25	13,488
		TOTAL REAL ESTATE			161,303

RETAILING - 0.5%
100,000		Amazon.com, Inc	4.950	12/05/44	115
600,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	606
4,150,000		AutoNation, Inc	3.350	01/15/21	4,204
4,425,000		AutoZone, Inc	3.250	04/15/25	4,433
100,000		Best Buy Co, Inc	5.500	03/15/21	106
150,000		Gap, Inc	5.950	04/12/21	163
1,743,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,242
8,850,000		Home Depot, Inc	2.000	04/01/21	8,946
8,725,000		Home Depot, Inc	3.350	09/15/25	9,459
5,175,000		Home Depot, Inc	3.000	04/01/26	5,432
4,200,000		L Brands, Inc	6.875	11/01/35	4,558
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,606
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,119
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,750
1,300,000		O’Reilly Automotive, Inc	3.550	03/15/26	1,336
5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,069
1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,925
150,000		Wal-Mart Stores, Inc	4.300	04/22/44	168
		TOTAL RETAILING			65,237

SOFTWARE & SERVICES - 0.4%
3,000,000		Baidu, Inc	3.000	06/30/20	3,045
20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,041
12,121,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,610
13,850,000		Microsoft Corp	3.125	11/03/25	14,550
3,075,000		NCR Corp	4.625	02/15/21	3,060
525,000		NCR Corp	5.875	12/15/21	537
1,650,000	g	Open Text Corp	5.625	01/15/23	1,683
900,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	848
		TOTAL SOFTWARE & SERVICES			57,374

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
3,475,000		Amphenol Corp	3.125	09/15/21	3,543
13,900,000		Apple, Inc	2.250	02/23/21	14,166
11,325,000		Apple, Inc	3.250	02/23/26	11,812
4,525,000		Apple, Inc	4.650	02/23/46	4,941
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,992
625,000	g	CommScope, Inc	4.375	06/15/20	642
1,600,000	g	CommScope, Inc	5.000	06/15/21	1,612
2,600,000	g	CommScope, Inc	5.500	06/15/24	2,626
3,300,000		General Electric Co	5.250	12/06/17	3,538
4,075,000		General Electric Co	4.125	10/09/42	4,278
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,075,000	g	Millicom International Cellular S.A.	6.000%	03/15/25	$997
3,125,000	g	NXP BV	3.750	06/01/18	3,164
3,450,000	g	Seagate HDD Cayman	4.875	06/01/27	2,598
525,000	g	Sensata Technologies BV	5.625	11/01/24	546
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,108
6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,943
2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,252
700,000		Zebra Technologies Corp	7.250	10/15/22	759
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			71,517

TELECOMMUNICATION SERVICES - 1.8%
2,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	2,018
10,300,000		American Tower Corp	3.300	02/15/21	10,481
4,350,000		American Tower Corp	3.500	01/31/23	4,392
6,850,000		American Tower Corp	4.400	02/15/26	7,247
21,350,000		AT&T, Inc	1.400	12/01/17	21,346
9,650,000		AT&T, Inc	2.450	06/30/20	9,755
8,200,000		AT&T, Inc	2.625	12/01/22	8,125
8,800,000		AT&T, Inc	4.450	04/01/24	9,507
12,100,000		AT&T, Inc	3.400	05/15/25	12,130
13,750,000		AT&T, Inc	4.125	02/17/26	14,527
12,875,000		AT&T, Inc	4.500	05/15/35	12,717
150,000		AT&T, Inc	4.800	06/15/44	147
4,525,000		AT&T, Inc	4.750	05/15/46	4,415
4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,699
5,525,000		British Telecommunications plc	1.625	06/28/16	5,532
3,015,000		Crown Castle International Corp	3.400	02/15/21	3,061
3,911,000		Crown Castle International Corp	4.875	04/15/22	4,186
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,036
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,000
2,870,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,229
7,400,000	g	ENTEL Chile S.A.	4.875	10/30/24	7,289
3,500,000	g	Oi S.A.	5.750	02/10/22	901
3,950,000		Orange S.A.	5.500	02/06/44	4,707
2,050,000	g	SES	3.600	04/04/23	2,006
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,951
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,380
1,500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,438
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,849
5,625,000		Verizon Communications, Inc	4.150	03/15/24	6,118
14,025,000		Verizon Communications, Inc	4.400	11/01/34	14,182
26,220,000		Verizon Communications, Inc	4.272	01/15/36	26,095
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,583
800,000		Verizon Communications, Inc	5.012	08/21/54	803
		TOTAL TELECOMMUNICATION SERVICES			245,852

TRANSPORTATION - 1.1%
2,600,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,610
6,125,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	6,067
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	5,672
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,830
1,000,000	g	Bombardier, Inc	5.500	09/15/18	920
1,075,000	g	Bombardier, Inc	4.750	04/15/19	933
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,500,000		Burlington Northern Santa Fe LLC	4.550%	09/01/44	$4,878
72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	74
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	8,882
3,325,000		Canadian Pacific Railway Co	4.800	08/01/45	3,404
11,000,000		CSX Corp	3.350	11/01/25	11,332
3,150,000		CSX Corp	4.100	03/15/44	3,109
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,966
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,672
5,375,000		FedEx Corp	3.250	04/01/26	5,511
4,500,000		FedEx Corp	4.100	02/01/45	4,282
6,311,000		GATX Corp	1.250	03/04/17	6,267
7,150,000		GATX Corp	2.500	07/30/19	7,098
4,425,000		GATX Corp	3.250	03/30/25	4,108
5,900,000		GATX Corp	5.200	03/15/44	5,696
6,650,000		GATX Corp	4.500	03/30/45	5,878
17,344,000	g	Kansas City Southern	2.350	05/15/20	17,041
9,075,000	g	Kansas City Southern	4.950	08/15/45	9,271
3,750,000	g	Latam Airlines Group S.A.	7.250	06/09/20	3,450
9,950,000		Norfolk Southern Corp	4.450	06/15/45	10,276
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,633
2,975,000		Southwest Airlines Co	2.750	11/06/19	3,061
1,700,000	g	Transnet SOC Ltd	4.000	07/26/22	1,536
3,500,000	g	TTX Co	3.600	01/15/25	3,561
		TOTAL TRANSPORTATION			152,018

UTILITIES - 3.5%
1,250,000	i	AES Corp	3.635	06/01/19	1,206
6,225,000		AES Corp	4.875	05/15/23	5,991
1,500,000		AES Corp	5.500	03/15/24	1,466
8,475,000		AGL Capital Corp	3.875	11/15/25	8,777
2,125,000		AGL Capital Corp	4.400	06/01/43	1,948
5,150,000		Alabama Power Co	3.550	12/01/23	5,458
3,475,000		Alabama Power Co	4.150	08/15/44	3,624
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,911
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,079
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,923
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,050
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,067
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,516
8,350,000		Atmos Energy Corp	4.125	10/15/44	8,558
4,800,000		Berkshire Hathaway Energy Co	3.500	02/01/25	5,069
6,225,000		Black Hills Corp	4.250	11/30/23	6,675
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,248
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,401
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,906
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,063
3,840,000	g	CEZ AS.	4.250	04/03/22	4,070
2,500,000		CMS Energy Corp	5.050	02/15/18	2,645
4,675,000		CMS Energy Corp	3.600	11/15/25	4,829
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,257
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,048
7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	8,182
5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	5,674
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,400,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$1,548
750,000		Duke Energy Corp	4.800	12/15/45	798
1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,567
7,100,000	g,i	Electricite de France	5.625	12/30/49	6,496
13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,492
13,350,000	g	Electricite de France S.A.	3.625	10/13/25	13,625
3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,782
2,875,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,646
7,675,000	g	Exelon Corp	3.950	06/15/25	7,958
5,525,000	g	Exelon Corp	5.100	06/15/45	6,017
800,000		Exelon Generation Co LLC	6.200	10/01/17	851
2,250,000		Ferrellgas Partners LP	6.500	05/01/21	1,997
2,750,000		Ferrellgas Partners LP	6.750	01/15/22	2,441
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,518
2,000,000		Florida Power Corp	6.400	06/15/38	2,708
3,000,000		Georgia Power Co	5.400	06/01/40	3,446
2,050,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	2,103
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,670
2,650,000		Indiana Michigan Power Co	4.550	03/15/46	2,728
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,945
1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,401
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,187
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,379
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,148
2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,207
4,900,000	g	KOC Holding AS.	5.250	03/15/23	4,888
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534
1,375,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,390
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,281
12,500,000		Mercy Health	3.382	11/01/25	12,625
9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,781
8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	8,017
4,240,000	g	MPLX LP	5.500	02/15/23	4,106
3,800,000		MPLX LP	4.000	02/15/25	3,278
2,800,000		Nevada Power Co	6.500	08/01/18	3,105
3,335,000		Nevada Power Co	5.450	05/15/41	4,026
300,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	302
3,700,000		NiSource Finance Corp	4.800	02/15/44	3,904
3,375,000		Northeast Utilities	1.450	05/01/18	3,345
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,835
2,500,000		NTPC Ltd	5.625	07/14/21	2,821
1,000,000		NTPC Ltd	4.750	10/03/22	1,084
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,160
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,467
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,443
1,325,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,244
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,523
6,350,000		Pacific Gas & Electric Co	2.950	03/01/26	6,449
5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,216
4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,606
750,000		Potomac Electric Power Co	7.900	12/15/38	1,140
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,466
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,105
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,825,000		Progress Energy, Inc	7.050%	03/15/19	$4,356
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,623
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,860
2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	2,906
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,580
250,000		Sempra Energy	2.300	04/01/17	252
5,550,000		Sempra Energy	2.875	10/01/22	5,487
15,000,000		Smith College	4.620	07/01/45	16,677
3,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,003
7,825,000		Southern Power Co	4.150	12/01/25	8,066
4,400,000	g	SP PowerAssets Ltd	3.250	11/24/25	4,623
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	5,858
600,000		TransAlta Corp	6.900	05/15/18	597
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,152
3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	3,982
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,822
9,325,000		Virginia Electric & Power Co	3.150	01/15/26	9,624
1,900,000		WEC Energy Group, Inc	3.550	06/15/25	1,975
5,075,000		Williams Partners LP	3.600	03/15/22	4,167
7,250,000		Williams Partners LP	4.500	11/15/23	6,161
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,309
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,023
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,177
		TOTAL UTILITIES			479,720

		TOTAL CORPORATE BONDS			4,845,746
		(Cost $4,735,359)

GOVERNMENT BONDS - 49.3%

AGENCY SECURITIES - 1.6%
12,684,948		AMAL Ltd	3.465	08/21/21	13,338
5,519,306		Export Lease Ten Co LLC	1.650	05/07/25	5,465
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,000
17,420,000		Lutheran Medical Center	1.982	02/20/30	17,151
12,669,454		Premier Aircraft Leasing	3.576	02/06/22	13,392
34,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	34,182
10,000,000		PEFCO	2.250	12/15/17	10,210
5,000,000		PEFCO	4.375	03/15/19	5,469
7,240,000		PEFCO	1.450	08/15/19	7,329
27,750,000		PEFCO	2.250	03/15/20	28,673
35,000,000		PEFCO	4.300	12/15/21	39,842
30,000,000		PEFCO	2.050	11/15/22	30,106
1,681,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,766
9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,123
13,355,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,972
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,051
		TOTAL AGENCY SECURITIES			238,069

FOREIGN GOVERNMENT BONDS - 4.4%
15,000,000		African Development Bank	1.375	12/17/18	15,143
2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,946
7,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,968
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BRL	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000%	01/01/21	$1,411
	$1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,307
	5,750,000		Brazilian Government International Bond	4.250	01/07/25	5,267
	825,000		Brazilian Government International Bond	7.125	01/20/37	833
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,725
	6,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	6,036
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,090
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,870
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,000
	25,275,000		Canada Government International Bond	0.875	02/14/17	25,312
	3,000,000		Chile Government International Bond	3.125	01/21/26	3,032
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,640
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,651
	3,000,000		Colombia Government International Bond	4.500	01/28/26	3,068
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,575
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,168
	5,100,000	g	Croatia Government International Bond	6.375	03/24/21	5,572
	3,825,000	g	Croatia Government International Bond	5.500	04/04/23	4,036
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,394
	$4,625,000	g	Dominican Republic International Bond	5.500	01/27/25	4,625
	900,000	g	Dominican Republic International Bond	6.875	01/29/26	956
	4,200,000	g	Ecuador Government International Bond	10.500	03/24/20	3,780
	3,275,000	g	Egypt Government International Bond	5.875	06/11/25	2,915
	1,100,000	g	El Salvador Government International Bond	7.650	06/15/35	963
	10,000,000		European Investment Bank	2.500	04/15/21	10,475
	3,500,000		European Investment Bank	4.875	02/15/36	4,518
	3,800,000		Export-Import Bank of Korea	2.250	01/21/20	3,832
	3,800,000		Hungary Government International Bond	5.750	11/22/23	4,328
	15,200,000		Hydro Quebec	1.375	06/19/17	15,276
	400,000	g	Indonesia Government International Bond	4.125	01/15/25	402
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,496
	4,000,000		Israel Government International Bond	2.875	03/16/26	4,000
	5,310,000		Italy Government International Bond	6.875	09/27/23	6,678
	1,900,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,753
	4,000,000		Jamaica Government International Bond	7.875	07/28/45	4,060
	2,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,496
	18,750,000		KFW	2.625	01/25/22	19,755
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,521
	5,800,000	g,i	Kommunalbanken AS.	0.798	02/20/18	5,789
	7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,704
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,746
	5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,117
	2,400,000		Korea Development Bank	1.500	01/22/18	2,401
	2,600,000		Korea Development Bank	2.500	03/11/20	2,656
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,957
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,681
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,341
MXN	56,500,000		Mexican Bonos	5.750	03/05/26	3,221
	$7,297,000		Mexico Government International Bond	4.000	10/02/23	7,644
	1,150,000	g	Morocco Government International Bond	4.250	12/11/22	1,174
	3,325,000	g	Namibia International Bonds	5.250	10/29/25	3,209
	3,995,000	g	Nigeria Government International Bond	6.375	07/12/23	3,675
	43,950,000		North American Development Bank	2.400	10/26/22	44,668
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$2,500,000	g	Pakistan Government International Bond	8.250%	09/30/25	$2,658
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,295
	2,407,000		Panama Government International Bond	4.000	09/22/24	2,527
	4,000,000		Panama Government International Bond	3.750	03/16/25	4,110
	6,625,000		Panama Government International Bond	3.875	03/17/28	6,691
	1,500,000	g	Paraguay Government International Bond	5.000	04/15/26	1,508
	3,025,000		Peruvian Government International Bond	4.125	08/25/27	3,169
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,556
	800,000		Peruvian Government International Bond	5.625	11/18/50	900
	2,500,000		Philippine Government International Bond	5.000	01/13/37	3,141
	3,200,000		Philippine Government International Bond	3.700	03/01/41	3,383
	6,267,000		Poland Government International Bond	5.125	04/21/21	7,003
	25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,047
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,114
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,011
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,565
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,649
	24,000,000		Province of Ontario Canada	2.300	05/10/16	24,036
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,308
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,472
	22,500,000		Province of Quebec Canada	3.500	07/29/20	24,250
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,943
	2,300,000	g	Republic of Angola	9.500	11/12/25	2,093
	2,000,000	g	Republic of Latvia	2.750	01/12/20	2,038
	4,135,000	g	Republic of Paraguay	6.100	08/11/44	4,213
	1,150,000	g	Republic of Serbia	5.875	12/03/18	1,203
	1,235,857	i	Republic of Serbia	6.750	11/01/24	1,276
	4,500,000		Republic of Turkey	7.500	07/14/17	4,802
	50,000		Republic of Turkey	6.000	01/14/41	54
	1,500,000	g	Republic of Zambia	5.375	09/20/22	1,140
RUB	39,000,000		Russian Federal Bond-OFZ	7.000	08/16/23	521
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,394
	1,800,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,820
	3,985,000	g	Slovenia Government International Bond	5.500	10/26/22	4,507
	2,000,000	g	Slovenia Government International Bond	5.250	02/18/24	2,240
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,441
ZAR	121,524,000		South Africa Government Bond	8.250	09/15/17	8,253
	$3,500,000		South Africa Government International Bond	5.500	03/09/20	3,706
	7,450,000		South Africa Government International Bond	5.875	09/16/25	8,060
	2,375,000		South Africa Government International Bond	5.375	07/24/44	2,347
	1,500,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,463
	3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	2,955
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	4,000
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	4,016
	3,000,000		Turkey Government International Bond	5.625	03/30/21	3,237
	4,000,000		Turkey Government International Bond	3.250	03/23/23	3,770
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,236
	2,500,000		Turkey Government International Bond	4.875	10/09/26	2,531
	2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,412
	3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,488
	2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	2,005
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,645
			TOTAL FOREIGN GOVERNMENT BONDS			602,058
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MORTGAGE BACKED - 21.4%
$43,757,350		Federal Home Loan Mortgage Corp (FHLMC)	3.500%	09/15/41	$45,836
30,392,787		FHLMC	3.000	09/15/42	31,137
5,517,229	i	FHLMC	0.786	10/15/42	5,534
16,818,239	i	FHLMC	0.786	07/15/45	16,878
28,175		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	28
73,920		FGLMC	7.000	10/01/20	78
14,981		FGLMC	7.000	05/01/23	17
201,110		FGLMC	6.000	10/01/23	228
134,083		FGLMC	6.000	11/01/23	152
36,682		FGLMC	8.000	01/01/31	43
30,000,000	h	FGLMC	3.000	05/15/31	31,308
77,630		FGLMC	7.000	12/01/31	80
5,832		FGLMC	7.000	01/01/32	6
53,055		FGLMC	8.000	02/01/32	55
1,073,370		FGLMC	4.500	07/01/33	1,170
1,394,391		FGLMC	5.500	12/01/33	1,566
2,334,381		FGLMC	5.500	12/01/33	2,637
6,860,051		FGLMC	7.000	12/01/33	8,355
8,239,538		FGLMC	5.000	01/01/34	9,210
2,806,705		FGLMC	4.500	10/01/34	3,049
1,405,264		FGLMC	4.500	04/01/35	1,532
2,401,028		FGLMC	7.000	05/01/35	2,915
468,076		FGLMC	5.000	02/01/36	519
10,070		FGLMC	6.500	05/01/36	11
2,735,936		FGLMC	5.000	04/01/38	3,037
2,283,775		FGLMC	5.000	07/01/39	2,513
12,641,226		FGLMC	4.500	11/01/40	14,074
14,125,659		FGLMC	4.500	12/01/40	15,684
5,609,510		FGLMC	4.500	10/01/44	6,213
3,117,628		FGLMC	4.500	11/01/44	3,452
2,365,478		FGLMC	4.500	11/01/44	2,620
1,830,725		FGLMC	4.500	12/01/44	2,028
1,174,530		FGLMC	4.500	12/01/44	1,284
11,665,249		FGLMC	3.500	04/01/45	12,289
30,087,454		FGLMC	3.500	07/01/45	31,566
87,806,583	h	FGLMC	3.500	10/01/45	92,505
21,257,262		FGLMC	4.000	10/01/45	23,095
103,598,877	h	FGLMC	4.000	12/01/45	111,885
45,000,000	h	FGLMC	3.500	04/15/46	47,123
38,277		Federal National Mortgage Association (FNMA)	8.000	03/01/23	40
104,796		FNMA	8.000	07/01/24	125
21,231		FNMA	9.000	11/01/25	24
4,357,297		FNMA	3.000	01/01/30	4,559
5,792,746		FNMA	3.000	06/01/30	6,062
9,649,065		FNMA	3.000	07/01/30	10,098
14,644,677		FNMA	3.000	12/01/30	15,328
31,000,000	h	FNMA	2.500	04/25/31	31,826
46,000,000	h	FNMA	3.000	04/25/31	48,055
52,000,000	h	FNMA	2.500	05/25/31	53,288
39,000,000	h	FNMA	3.000	05/25/31	40,681
1,261,799		FNMA	6.500	07/01/32	1,488
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$162,534		FNMA	7.000%	07/01/32	$175
96,712		FNMA	7.000	07/01/32	107
284,766		FNMA	4.500	03/25/33	288
9,706,938		FNMA	5.000	06/01/33	10,790
1,137,290		FNMA	4.500	10/01/33	1,247
21,579,297		FNMA	5.000	10/01/33	23,987
133,183		FNMA	5.000	11/01/33	150
2,476,964		FNMA	5.000	11/01/33	2,803
1,129,291		FNMA	5.000	03/01/34	1,255
8,903,738		FNMA	5.500	03/01/34	10,082
45,284,789		FNMA	3.000	01/01/35	47,277
8,160,690		FNMA	5.500	02/01/35	9,241
2,007,480		FNMA	4.500	05/01/35	2,201
13,176,177		FNMA	5.000	05/01/35	14,616
5,913,191		FNMA	5.000	10/01/35	6,555
10,901,843		FNMA	3.500	01/01/36	11,501
2,994,387	h	FNMA	5.000	02/01/36	3,320
50,760		FNMA	6.500	03/01/37	60
2,995,101		FNMA	5.500	08/01/37	3,391
1,366,556		FNMA	6.000	09/01/37	1,586
1,358,144		FNMA	6.000	09/01/37	1,576
1,085,964		FNMA	6.500	09/01/37	1,241
1,717,225		FNMA	5.500	01/01/38	1,944
68,325		FNMA	6.500	02/01/38	78
5,039,217		FNMA	5.500	04/01/38	5,669
9,088,947		FNMA	5.500	11/01/38	10,641
6,376,399		FNMA	5.500	12/01/38	7,318
173,551		FNMA	4.500	04/01/39	192
735,347		FNMA	4.000	07/01/39	792
4,994,437		FNMA	5.500	08/01/39	5,702
3,327,717		FNMA	4.500	10/01/39	3,628
349,264		FNMA	4.500	02/01/40	384
3,657,648		FNMA	4.500	06/01/40	3,991
1,847,561		FNMA	5.000	08/01/40	2,045
11,116,929		FNMA	5.000	09/01/40	12,328
777,490		FNMA	6.000	10/01/40	887
739,042		FNMA	4.500	11/01/40	812
4,391,747		FNMA	4.500	11/01/40	4,792
28,241,959		FNMA	4.500	01/01/41	31,173
1,389,811		FNMA	4.500	01/01/41	1,535
1,039,359		FNMA	4.500	02/01/41	1,148
15,756,446		FNMA	5.000	05/01/41	17,483
1,195,217		FNMA	4.500	06/01/41	1,320
1,299,955		FNMA	4.500	06/01/41	1,428
905,678		FNMA	5.000	06/01/41	1,006
5,527,929		FNMA	5.000	07/01/41	6,138
1,191,724		FNMA	5.000	08/01/41	1,321
470,788		FNMA	4.500	09/01/41	514
6,072,426		FNMA	4.500	09/01/41	6,672
5,567,392		FNMA	4.500	11/01/41	6,077
1,607,399		FNMA	4.500	12/01/41	1,766
28,920,697		FNMA	5.500	12/01/41	33,428
1,316,161		FNMA	4.500	01/01/42	1,446
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,540,494	h	FNMA	4.500%	01/01/42	$2,815
7,114,366		FNMA	3.500	02/01/42	7,502
18,778,272		FNMA	4.500	02/01/42	20,473
1,498,038		FNMA	4.500	03/01/42	1,655
27,000,000		FNMA	3.000	03/25/42	27,924
931,305		FNMA	4.500	04/01/42	1,016
1,347,939		FNMA	4.500	04/01/42	1,481
10,756,132		FNMA	4.500	04/01/42	11,736
1,491,704		FNMA	4.500	06/01/42	1,639
25,960,764		FNMA	4.500	06/01/42	28,317
40,874,511		FNMA	3.500	07/01/42	43,104
1,218,834		FNMA	4.500	07/01/42	1,346
14,013,524	i	FNMA	0.933	08/25/42	14,112
21,600,024		FNMA	3.000	10/01/42	22,215
238,866		FNMA	3.000	10/01/42	246
13,099,820	i	FNMA	0.833	11/25/42	13,067
31,192,762		FNMA	3.500	11/25/42	5,677
306,367		FNMA	3.000	12/01/42	315
24,086,427		FNMA	3.000	01/01/43	24,772
10,926,218		FNMA	3.000	01/01/43	11,227
30,560,936		FNMA	3.000	02/01/43	31,430
808,769		FNMA	3.000	02/01/43	832
20,645,538		FNMA	3.000	02/25/43	21,590
715,966		FNMA	3.000	03/01/43	735
8,545,543	i	FNMA	0.783	03/25/43	8,550
147,938		FNMA	3.000	04/01/43	152
738,476		FNMA	3.000	04/01/43	759
15,327		FNMA	3.000	04/01/43	16
19,472,698		FNMA	3.000	08/25/43	20,407
8,410,532		FNMA	3.500	09/01/43	8,835
10,177,504		FNMA	4.000	04/01/44	10,954
3,304,524		FNMA	4.000	06/01/44	3,558
5,973,708		FNMA	4.000	06/01/44	6,434
9,890,650		FNMA	4.500	06/01/44	10,974
3,304,628		FNMA	4.000	07/01/44	3,558
1,796,114		FNMA	4.000	07/01/44	1,934
6,005,124		FNMA	4.000	08/01/44	6,517
6,289,768		FNMA	4.000	08/01/44	6,826
2,298,520		FNMA	4.000	08/01/44	2,495
14,464,718		FNMA	4.000	08/01/44	15,573
1,602,378		FNMA	4.000	09/01/44	1,739
1,166,453		FNMA	4.000	09/01/44	1,266
7,296,791		FNMA	4.000	10/01/44	7,919
9,662,593		FNMA	4.500	10/01/44	10,721
7,943,140		FNMA	3.500	11/01/44	8,375
17,634,128		FNMA	4.500	11/01/44	19,563
7,982,989		FNMA	4.000	12/01/44	8,555
14,695,486		FNMA	4.000	12/01/44	15,946
5,166,210		FNMA	4.500	12/01/44	5,733
5,484,895		FNMA	4.000	01/01/45	5,954
13,310,885		FNMA	3.500	02/01/45	14,035
4,059,816		FNMA	3.500	03/01/45	4,281
1,157,771		FNMA	3.500	03/01/45	1,222
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,975,033		FNMA	3.500%	03/01/45	$3,137
695,424		FNMA	3.500	03/01/45	734
2,467,812		FNMA	4.500	03/01/45	2,739
3,051,847		FNMA	3.500	04/01/45	3,218
2,077,481		FNMA	3.500	04/01/45	2,180
1,288,091		FNMA	3.500	04/01/45	1,358
5,634,701		FNMA	3.500	04/01/45	5,941
13,735,824		FNMA	3.500	04/01/45	14,483
766,699		FNMA	4.500	04/01/45	851
21,233,678		FNMA	3.500	05/01/45	22,494
2,703,446		FNMA	4.000	05/01/45	2,935
1,111,067		FNMA	3.500	06/01/45	1,172
5,996,758		FNMA	4.000	06/01/45	6,510
8,800,693	h	FNMA	3.500	07/01/45	9,280
18,285,816		FNMA	4.000	07/01/45	19,765
1,685,419		FNMA	4.000	10/01/45	1,830
10,610,535		FNMA	4.000	11/01/45	11,520
3,407,854		FNMA	4.000	12/01/45	3,700
45,754,186		FNMA	3.500	01/01/46	48,006
94,566,932		FNMA	3.500	02/01/46	99,221
7,829,792		FNMA	4.000	02/01/46	8,376
6,116,355		FNMA	4.000	02/01/46	6,551
70,302,220		FNMA	3.500	03/01/46	73,762
56,000,000	h	FNMA	3.000	04/25/46	57,465
57,000,000	h	FNMA	4.000	04/25/46	60,919
27,000,000	h	FNMA	4.500	04/25/46	29,378
25,000,000	h	FNMA	3.000	05/25/46	25,601
8,000,000	h	FNMA	3.500	05/25/46	8,376
175,000,000	h	FNMA	4.000	05/25/46	186,759
67,000,000	h	FNMA	4.500	05/25/46	72,817
8		Government National Mortgage Association (GNMA)	9.000	09/15/16	0	^
474		GNMA	9.000	09/15/16	1
1,811		GNMA	9.000	11/15/16	2
1,248		GNMA	9.000	12/15/16	1
462		GNMA	9.000	12/15/16	0	^
2,093		GNMA	9.500	12/15/16	2
8,996		GNMA	8.000	06/15/24	10
27,539		GNMA	8.500	11/20/30	33
38,362		GNMA	8.500	12/20/30	46
769,195		GNMA	5.500	07/15/33	882
15,778,744		GNMA	3.700	10/15/33	17,446
463,978		GNMA	5.500	11/20/33	524
1,631,065		GNMA	5.500	03/20/35	1,846
803,645		GNMA	5.500	12/20/35	903
453,158		GNMA	6.000	10/20/36	520
477,493		GNMA	6.000	01/20/37	547
1,396,699		GNMA	6.000	02/20/37	1,601
1,045,639		GNMA	5.000	04/15/38	1,165
1,001,764		GNMA	5.500	07/15/38	1,125
1,556,875		GNMA	5.500	07/20/38	1,718
533,715		GNMA	6.000	08/20/38	606
951,576		GNMA	6.500	11/20/38	1,098
826,483		GNMA	2.176	05/16/39	835
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,938,888		GNMA	5.000%	06/15/39	$2,185
2,933,445		GNMA	5.000	06/15/39	3,306
11,606,489		GNMA	4.500	09/20/39	12,963
12,140,711		GNMA	3.700	08/15/40	13,316
41,491,895		GNMA	3.500	10/20/42	7,530
58,800,000		GNMA	4.000	03/20/46	63,071
14,000,000	h	GNMA	3.000	04/20/46	14,510
27,000,000	h	GNMA	3.500	04/20/46	28,544
14,000,000	h	GNMA	4.000	04/20/46	14,970
131,000,000	h	GNMA	3.000	05/20/46	135,450
148,000,000	h	GNMA	3.500	05/20/46	156,140
27,000,000	h	GNMA	4.000	05/20/46	28,824
41,000,000	h	GNMA	3.000	06/20/46	42,303
		TOTAL MORTGAGE BACKED			2,923,571

MUNICIPAL BONDS - 2.1%
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,137
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,662
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,505
2,000,000		Permanent University Fund	1.439	07/01/17	2,011
2,625,000		Permanent University Fund	1.730	07/01/18	2,660
4,720,000		Permanent University Fund	1.880	07/01/19	4,780
2,320,000		Permanent University Fund	2.258	07/01/20	2,369
2,160,000		Permanent University Fund	2.408	07/01/21	2,231
2,750,000		Permanent University Fund	2.508	07/01/22	2,845
2,855,000		Permanent University Fund	2.608	07/01/23	2,975
3,250,000		Permanent University Fund	2.708	07/01/24	3,384
2,335,000		Permanent University Fund	2.808	07/01/25	2,426
3,775,000		Permanent University Fund	2.908	07/01/26	3,929
4,000,000		Permanent University Fund	3.008	07/01/27	4,124
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,071
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,774
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,555
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,030
11,370,000		State of California	5.950	04/01/16	11,370
3,060,000		State of Georgia	2.000	07/01/20	3,133
3,215,000		State of Georgia	2.150	07/01/21	3,310
3,905,000		State of Georgia	2.750	07/01/25	3,989
4,100,000		State of Georgia	2.850	07/01/26	4,164
4,305,000		State of Georgia	2.950	07/01/27	4,362
4,520,000		State of Georgia	3.050	07/01/28	4,569
3,245,000		State of Georgia	3.150	07/01/29	3,247
12,500,000		State of Illinois	0.750	06/15/16	12,499
19,760,000		State of Illinois	4.833	02/01/17	20,182
8,000,000		State of Illinois	4.350	06/01/18	8,171
7,500,000		State of Illinois	2.000	06/15/19	7,583
7,160,000		State of Illinois	5.463	02/01/20	7,494
12,500,000		State of Illinois	1.930	06/15/20	12,475
12,500,000		State of Illinois	2.250	06/15/21	12,560
10,000,000		State of Illinois	4.310	04/01/23	9,890
11,535,000		State of Illinois	4.610	04/01/25	11,387
9,350,000		State of Illinois	4.760	04/01/26	9,171
12,500,000		State of Illinois	3.150	06/15/26	12,514
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,880,000	State of Illinois	4.910%	04/01/27	$13,454
12,500,000	State of Illinois	3.250	06/15/27	12,400
8,115,000	State of Illinois	5.010	04/01/28	7,738
6,000,000	University of California	2.570	05/15/22	6,175
17,045,000	University of California	3.931	05/15/45	17,222
20,000,000	University of New Mexico	3.532	06/20/32	20,076
	TOTAL MUNICIPAL BONDS			286,603

U.S. TREASURY SECURITIES - 19.8%
22,000,000	United States Treasury Bond	6.375	08/15/27	32,154
15,185,000	United States Treasury Bond	5.250	11/15/28	20,778
49,175,000	United States Treasury Bond	5.250	02/15/29	67,548
100,686,000	United States Treasury Bond	5.375	02/15/31	144,425
65,602,000	United States Treasury Bond	4.500	02/15/36	90,041
4,500,000	United States Treasury Bond	4.750	02/15/37	6,370
12,000,000	United States Treasury Bond	3.500	02/15/39	14,288
11,900,000	United States Treasury Bond	3.875	08/15/40	14,923
19,135,000	United States Treasury Bond	4.375	05/15/41	25,850
16,434,000	United States Treasury Bond	3.750	08/15/41	20,269
56,375,000	United States Treasury Bond	3.625	08/15/43	68,507
35,680,000	United States Treasury Bond	3.000	05/15/45	38,488
81,710,000	United States Treasury Bond	2.875	08/15/45	85,974
27,915,100	United States Treasury Bond	3.000	11/15/45	30,147
155,250,000	United States Treasury Bond	2.500	02/15/46	151,393
44,410,000	United States Treasury Note	0.375	04/30/16	44,414
6,000,000	United States Treasury Note	0.500	07/31/16	6,003
10,000,000	United States Treasury Note	3.125	10/31/16	10,152
7,750,000	United States Treasury Note	0.750	01/15/17	7,759
3,900,000	United States Treasury Note	0.625	02/15/17	3,901
25,000,000	United States Treasury Note	0.625	05/31/17	24,985
25,000,000	United States Treasury Note	0.625	06/30/17	24,985
99,210,000	United States Treasury Note	0.625	07/31/17	99,125
22,875,000	United States Treasury Note	0.625	08/31/17	22,849
20,000,000	United States Treasury Note	0.625	09/30/17	19,975
3,000,000	United States Treasury Note	1.000	12/31/17	3,014
79,830,000	United States Treasury Note	0.750	02/28/18	79,858
63,000,000	United States Treasury Note	0.875	03/31/18	63,177
209,865,000	United States Treasury Note	0.875	07/15/18	210,267
12,100,000	United States Treasury Note	2.250	07/31/18	12,506
28,000,000	United States Treasury Note	1.000	08/15/18	28,135
9,966,900	United States Treasury Note	1.375	09/30/18	10,109
10,365,000	United States Treasury Note	1.750	10/31/18	10,616
47,275,000	United States Treasury Note	0.750	02/15/19	47,142
98,000,000	United States Treasury Note	1.000	03/15/19	98,402
135,487,000	United States Treasury Note	1.625	07/31/20	138,207
3,000,000	United States Treasury Note	1.750	12/31/20	3,075
750,000	United States Treasury Note	1.375	01/31/21	756
825,000	United States Treasury Note	2.125	01/31/21	861
68,694,300	United States Treasury Note	1.125	02/28/21	68,445
12,720,000	United States Treasury Note	2.000	02/28/21	13,187
15,000,000	United States Treasury Note	1.250	03/31/21	15,018
3,240,000	United States Treasury Note	2.250	04/30/21	3,399
16,465,000	United States Treasury Note	2.000	05/31/21	17,067
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,730,000		United States Treasury Note	2.125%	06/30/21	$1,804
11,825,000		United States Treasury Note	2.000	08/31/21	12,241
133,872,000		United States Treasury Note	8.000	11/15/21	182,228
73,000,000		United States Treasury Note	1.750	02/28/22	74,372
1,710,000		United States Treasury Note	1.750	03/31/22	1,741
8,000,000		United States Treasury Note	1.750	04/30/22	8,142
4,565,000		United States Treasury Note	2.125	06/30/22	4,744
23,000,000		United States Treasury Note	2.000	07/31/22	23,725
106,110,000		United States Treasury Note	1.875	08/31/22	108,610
130,965,000		United States Treasury Note	1.750	09/30/22	133,006
10,500,000		United States Treasury Note	1.750	01/31/23	10,648
256,129,000		United States Treasury Note	1.625	02/15/26	252,537
		TOTAL U.S. TREASURY SECURITIES			2,712,342

		TOTAL GOVERNMENT BONDS			6,762,643
		(Cost $6,601,393)

STRUCTURED ASSETS - 12.9%

ASSET BACKED - 5.2%
811,096	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	800
		Series - 2005 HE5 (Class M2)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,826
		Series - 2013 1 (Class C)
6,045,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	6,057
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	18,933
		Series - 2013 2 (Class D)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,746
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,255
		Series - 2012 3 (Class E)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,855
		Series - 2015 3 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
4,965,278	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,792
		Series - 2004 R12 (Class M1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,015
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,549
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,371
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,275
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	4,957
		Series - 2012 2A (Class B)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,897
		Series - 2013 1 (Class B)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,835
		Series - 2013 1 (Class C)
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,525,000		Capital Auto Receivables Asset Trust	2.190%	09/20/21	$11,468
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,275
		Series - 2014 1A (Class A)
6,285,053	i,m	CCR, Inc	0.887	07/10/17	6,229
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	807
		Series - 2004 2 (Class 1M2)
1,070,855	i	CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	1,068
		Series - 2002 1 (Class AF6)
6,059,164	i	Connecticut Avenue Securities	1.933	02/25/25	6,065
		Series - 2015 C01 (Class 1M1)
7,920,000	g	DB Master Finance LLC	3.262	02/20/45	7,798
		Series - 2015 1A (Class A2I)
6,930,000	g	DB Master Finance LLC	3.980	02/20/45	6,778
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.699	11/10/46	6,045
		Series - 2011 LC1A (Class C)
2,054,459	g	Diamond Resorts Owner Trust	1.950	01/20/25	2,027
		Series - 2013 1 (Class A)
69,540,858	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	71,165
		Series - 2012 1A (Class A2)
16,957,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,313
		Series - 2015 1A (Class A2I)
2,493,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,413
		Series - 2015 1A (Class A2II)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,249
		Series - 2013 A (Class B)
1,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	1,604
		Series - 2012 C (Class D)
12,500,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	12,478
		Series - 2013 1A (Class B1)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	5,000
		Series - 2016 1A (Class A)
1,911,423	i	Irwin Home Equity Corp	1.193	02/25/34	1,842
		Series - 2005 A (Class A3)
13,971,962	g	JG Wentworth XXII LLC	3.820	12/15/48	14,490
		Series - 2010 3A (Class A)
2,670,451	i	Lehman XS Trust	0.683	02/25/36	2,515
		Series - 2006 1 (Class 1A1)
11,123,814	i	Lehman XS Trust	6.500	06/25/46	8,264
		Series - 2006 13 (Class 2A1)
1,278,338		Louisiana Public Facilities Authority	5.750	02/01/19	1,302
		Series - 2008 ELL (Class A2)
450,378	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.378	09/25/34	451
		Series - 2004 WHQ1 (Class M1)
17,822	i	Renaissance Home Equity Loan Trust	1.316	08/25/33	16
		Series - 2003 2 (Class A)
88,119	i	Residential Asset Securities Corp	6.489	10/25/30	89
		Series - 2001 KS2 (Class AI6)
1,243,457	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	5.950	08/25/34	1,292
		Series - 2005 HI1 (Class A5)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$408,195	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.010%	02/25/36	$409
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	363
		Series - 2006 HI1 (Class M2)
1,638,754		Santander Drive Auto Receivables Trust	0.720	04/16/18	1,638
		Series - 2014 5 (Class A2A)
12,770,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	12,901
		Series - 2012 4 (Class D)
7,414,388		Santander Drive Auto Receivables Trust	1.760	01/15/19	7,427
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,825
		Series - 2013 2013-1 (Class D)
52,250,000		Santander Drive Auto Receivables Trust	1.620	02/15/19	52,267
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,439
		Series - 2013 2 (Class D)
1,240,000		Santander Drive Auto Receivables Trust	1.810	04/15/19	1,243
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,625
		Series - 2013 3 (Class D)
79,872,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	80,079
		Series - 2013 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	1.410	07/15/19	4,998
		Series - 2016 1 (Class A2A)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	20,877
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,327
		Series - 2014 1 (Class D)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	599
		Series - 2015 5 (Class B)
14,172,000		Santander Drive Auto Receivables Trust	2.130	08/17/20	14,179
		Series - 2014 3 (Class C)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	600
		Series - 2015 5 (Class C)
703,280	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	700
		Series - 2006 OP1 (Class A2C)
259,356	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	255
		Series - 2013 1A (Class A)
6,403,519	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	6,367
		Series - 2013 3A (Class B)
6,835,062	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	6,803
		Series - 2014 2A (Class A)
2,814,437	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	2,790
		Series - 2014 2A (Class B)
8,305,534	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	8,212
		Series - 2015 1A (Class A)
2,378,506	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	2,377
		Series - 2015 3A (Class A)
1,189,253	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,187
		Series - 2015 3A (Class B)
13,303,000	g	SLM Student Loan Trust	3.740	02/15/29	13,552
		Series - 2011 B (Class A2)
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,422,877	g	SolarCity LMC	4.590%	04/20/44	$4,352
		Series - 2014 1 (Class A)
23,364	i	Soundview Home Equity Loan Trust	0.733	11/25/35	23
		Series - 2005 OPT3 (Class A4)
78,580,659	g	SpringCastle America Funding LLC	2.700	05/25/23	78,257
		Series - 2014 AA (Class A)
3,092,739	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.653	10/25/36	3,071
		Series - 2006 GEL4 (Class A2)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,062
		Series - 2010 VNO (Class C)
632,018	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	645
		Series - 2006 N1 (Class N1)
989,227	g,i	Wachovia Loan Trust	0.793	05/25/35	962
		Series - 2005 SD1 (Class A)
47,974	i	Wells Fargo Home Equity Trust	0.573	07/25/36	48
		Series - 2006 2 (Class A3)
34,825,000	g	Wendys Funding LLC	3.371	06/15/45	34,186
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			718,851

OTHER MORTGAGE BACKED - 7.7%
2,547,000	g,i	ACRE Commercial Mortgage Trust	2.941	08/15/31	2,594
		Series - 2014 FL2 (Class C)
6,000,000	g,i	ACRE Commercial Mortgage Trust	3.841	08/15/31	5,841
		Series - 2014 FL2 (Class D)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	1,917
		Series - 2006 2 (Class B)
1,059,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,072
		Series - 2006 6 (Class AM)
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,450
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,607
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	14,707
		Series - 2007 1 (Class AMFX)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,011
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,742
		Series - 2007 4 (Class D)
18,825,000	i	Bear Stearns Commercial Mortgage Securities	5.915	09/11/42	19,726
		Series - 2007 T28 (Class AJ)
4,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	4,376
		Series - 2007 PW17 (Class AJ)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,029
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	8,711
		Series - 2015 SMRT (Class D)
9,483,473	i	CHL Mortgage Pass-Through Trust	2.757	02/20/35	9,415
		Series - 2004 HYB9 (Class 1A1)
1,500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,493
		Series - 2006 C4 (Class AJ)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.705	12/10/49	15,153
		Series - 2007 C6 (Class AMFX)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$557,654	i	Citigroup Commercial Mortgage Trust	5.713%	12/10/49	$563
		Series - 2007 C6 (Class ASB)
7,095,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	7,167
		Series - 2007 C6 (Class AM)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,129
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,508
		Series - 2007 C3 (Class AM)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,809
		Series - 2007 C2 (Class AMFX)
5,000,000	g,i	COMM 2007-C9 Mortgage Trust	1.132	12/10/49	4,666
		Series - 2007 C9 (Class AJFL)
3,500,000	i	COMM 2007-C9 Mortgage Trust	5.813	12/10/49	3,470
		Series - 2007 C9 (Class F)
840,100		COMM Mortgage Trust	1.399	02/10/48	836
		Series - 2015 LC19 (Class A1)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,182
		Series - 2007 C9 (Class AJ)
1,000,000	i	COMM Mortgage Trust	5.813	12/10/49	1,004
		Series - 2007 C9 (Class C)
682,717	i	Commercial Mortgage Trust	5.238	04/10/37	682
		Series - 2005 GG5 (Class AJ)
16,156,810	i	Commercial Mortgage Trust	5.796	12/10/49	16,309
		Series - 2007 C9 (Class B)
28,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	28,790
		Series - 2007 GG11 (Class AM)
13,000,000	i	Connecticut Avenue Securities	2.585	09/25/28	13,014
		Series - 2016 C02 (Class 1M1)
557,920		Countrywide Alternative Loan Trust	5.500	08/25/16	559
		Series - 2004 30CB (Class 1A15)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	11,563
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	14,834
		Series - 2007 C4 (Class AJ)
11,120,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	11,254
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,357
		Series - 2009 RR1 (Class A3C)
7,500,000	i	Credit Suisse Commercial Mortgage Trust	0.671	01/15/49	7,159
		Series - 2007 C2 (Class AMFL)
5,052,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	5,170
		Series - 2007 C2 (Class AM)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	21,873
		Series - 2007 C2 (Class AJ)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,415
		Series - 2006 OMA (Class D)
5,250,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	5,295
		Series - 2006 C4 (Class AM)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,601
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,451
		Series - 2007 C1 (Class AM)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984%	12/10/41	$3,752
		Series - 2004 C3 (Class C)
10,000,000	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	10,021
		Series - 2006 GG7 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.185	12/10/43	6,548
		Series - 2010 C2 (Class B)
1,430,898	i	Impac CMB Trust	1.093	03/25/35	1,309
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,955
		Series - 2005 LDP2 (Class C)
13,470,452	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	13,454
		Series - 2006 LDP6 (Class AJ)
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	3,985
		Series - 2006 LDP8 (Class B)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,573
		Series - 2011 C3 (Class C)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.321	07/15/46	6,787
		Series - 2011 C4 (Class C)
24,734,564		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	24,982
		Series - 2006 LDP9 (Class A1A)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,854
		Series - 2007 LD12 (Class AM)
119,141,014	i	JPMBB Commercial Mortgage Securities Trust	1.528	11/15/48	9,566
		Series - 2015 C32 (Class XA)
3,500,000	i	LB-UBS Commercial Mortgage Trust	5.852	06/15/38	3,492
		Series - 2006 C4 (Class AJ)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	5,988
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,393
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,069
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	777
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,470
		Series - 2007 C6 (Class AMFL)
17,223,435	g,i	LVII Resecuritization Trust	3.239	07/31/47	17,213
		Series - 2015 A (Class A)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,325
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	2,319
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.267	02/12/51	6,116
		Series - 2008 C1 (Class C)
9,300,000	g,i	ML-CFC Commercial Mortgage Trust	0.618	08/12/48	8,824
		Series - 2007 5 (Class AMFL)
5,000,000		ML-CFC Commercial Mortgage Trust	5.239	12/12/49	4,863
		Series - 2006 4 (Class AJ)
26,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	26,869
		Series - 2007 6 (Class AM)
2,265,000	g,i	Morgan Stanley Capital I Trust	5.891	08/12/41	2,288
		Series - 2006 T23 (Class B)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,572,629	i	Morgan Stanley Capital I Trust	5.389%	11/12/41	$13,386
		Series - 2006 HQ10 (Class AJ)
199,533	i	Morgan Stanley Capital I Trust	4.840	12/13/41	200
		Series - 2005 T17 (Class AJ)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	12,350
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	501
		Series - 2006 HQ9 (Class B)
7,526,769		Morgan Stanley Capital I Trust	5.569	12/15/44	7,818
		Series - 2007 HQ13 (Class A3)
3,550,000	g,i	Morgan Stanley Capital I Trust	5.440	09/15/47	3,698
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,689
		Series - 2007 HQ12 (Class B)
10,300,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,552
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,416
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	9,903
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,096
		Series - 2007 IQ16 (Class AMA)
12,000,000	i	Morgan Stanley Capital I Trust	6.096	12/12/49	10,986
		Series - 2007 IQ16 (Class AJFX)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,134
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,529
		Series - 2007 IQ16 (Class AM)
22,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	20,365
		Series - 2007 IQ16 (Class AJA)
1,212,434		Morgan Stanley Capital I Trust	4.770	07/15/56	1,212
		Series - 0 IQ9 (Class AJ)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	09/25/24	3,950
		Series - 2014 HQ2 (Class M2)
1,801,614	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	1,801
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.833	01/25/25	6,583
		Series - 2015 DN1 (Class M2)
3,207,027	i	Structured Agency Credit Risk Debt Note (STACR)	1.483	03/25/25	3,207
		Series - 2015 HQ1 (Class M1)
1,875,354	i	Structured Agency Credit Risk Debt Note (STACR)	1.533	05/25/25	1,875
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.383	05/25/25	15,816
		Series - 2015 HQ2 (Class M2)
24,654,302	i	Structured Agency Credit Risk Debt Note (STACR)	1.883	07/25/28	24,635
		Series - 2016 DNA1 (Class M1)
12,500,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	11,837
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	36,267
		Series - 2007 C30 (Class AM)
5,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	5,381
		Series - 2006 C27 (Class AJ)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865%	07/15/45	$2,811
		Series - 2006 C27 (Class B)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	34,286
		Series - 2007 C34 (Class AM)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	7,288
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,356
		Series - 2007 C31 (Class AM)
8,657,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	8,570
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,958
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	90,784
		Series - 2007 C32 (Class AMFX)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,651
		Series - 2007 C32 (Class B)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	47,324
		Series - 2007 C32 (Class AJ)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	34,741
		Series - 2007 C33 (Class AM)
5,932,316	i	WaMu Mortgage Pass-Through Certificates	0.783	12/25/45	5,098
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,202
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			1,054,552

		TOTAL STRUCTURED ASSETS			1,773,403
		(Cost $1,798,398)

		TOTAL BONDS			13,381,792
		(Cost $13,135,150)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp			1,459
1,527,061	*	Federal National Mortgage Association			4,642
		TOTAL BANKS			6,101
		TOTAL PREFERRED STOCKS			6,101
		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.9%

GOVERNMENT AGENCY DEBT - 3.8%
$24,510,000		Federal Home Loan Bank (FHLB)	0.400	04/04/16	24,509
100,000,000		FHLB	0.310	04/05/16	99,998
79,250,000		FHLB	0.280-0.360	04/20/16	79,241
30,000,000		FHLB	0.340	04/22/16	29,996
43,010,000		FHLB	0.375	04/25/16	43,004
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,555,000		FHLB	0.210%	04/29/16	$1,555
50,000,000		FHLB	0.366	05/13/16	49,985
50,000,000		FHLB	0.385	05/18/16	49,983
68,600,000		FHLB	0.390-0.392	05/27/16	68,572
42,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.451	04/11/16	41,998
12,900,000	w	Federal National Mortgage Association (FNMA)	0.230	04/19/16	12,899
17,000,000		FNMA	0.612	06/08/16	16,990
		TOTAL GOVERNMENT AGENCY DEBT			518,730

TREASURY DEBT - 5.1%
73,800,000		United States Treasury Bill	0.236	04/07/16	73,799
61,100,000		United States Treasury Bill	0.233-0.283	04/21/16	61,096
11,000,000		United States Treasury Bill	0.217	04/28/16	10,999
143,800,000	w	United States Treasury Bill	0.200-0.225	05/26/16	143,762
50,000,000		United States Treasury Bill	0.377	06/02/16	49,987
100,000,000	w	United States Treasury Bill	0.241-0.251	06/23/16	99,950
150,000,000		United States Treasury Bill	0.337-0.447	07/21/16	149,875
109,300,000		United States Treasury Bill	0.333-0.377	08/18/16	109,158
		TOTAL TREASURY DEBT			698,626

		TOTAL SHORT-TERM INVESTMENTS			1,217,356
		(Cost $1,217,198)

		TOTAL INVESTMENTS - 107.4%			14,698,540
		(Cost $14,496,337)
		OTHER ASSETS & LIABILITIES, NET - (7.4)%			(1,015,805)
		NET ASSETS - 100.0%			$13,682,735

Abbreviation(s):
	BRL	Brazilian Real
	DOP	Dominican Peso
	MXN	Mexican Peso
	REIT	Real Estate Investment Trust
	RUB	Russian Ruble
	ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/16, the aggregate value of these securities was $1,677,957,000, or 12.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
343

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.3%

AGENCY SECURITIES - 0.2%
		Private Export Funding Corp (PEFCO)
$3,500,000		2.300%, 09/15/20	$3,632
3,000,000		3.250%, 06/15/25	3,209
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,561
		TOTAL AGENCY SECURITIES	10,402

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
14,096,045		3.650%, 02/15/32	15,476
		TOTAL MORTGAGE BACKED	15,476

U.S. TREASURY SECURITIES - 98.9%
	k	United States Treasury Inflation Indexed Bonds
97,513,640		2.375%, 01/15/17	100,495
412,957,481		0.125%, 04/15/17	417,689
139,109,185		2.625%, 07/15/17	146,496
147,063,141		1.625%, 01/15/18	153,788
402,872,285		0.125%, 04/15/18	410,038
148,971,516		1.375%, 07/15/18	157,198
146,203,150		2.125%, 01/15/19	157,846
235,569,990		0.125%, 04/15/19	240,668
136,470,960		1.875%, 07/15/19	148,375
223,816,779		1.375%, 01/15/20	239,641
433,989,270		0.125%, 04/15/20	443,155
289,637,503		1.250%, 07/15/20	311,390
360,564,032		1.125%, 01/15/21	385,404
342,451,638		0.625%, 07/15/21	359,530
341,200,006		0.125%, 01/15/22	346,345
398,679,660		0.125%, 07/15/22	405,724
269,930,050		0.125%, 01/15/23	272,236
77,366,480		0.375%, 07/15/23	79,716
77,417,388		0.625%, 01/15/24	80,626
79,817,600		0.125%, 07/15/24	80,114
58,012,180		0.250%, 01/15/25	58,520
245,402,768		2.375%, 01/15/25	292,301
69,929,300		0.375%, 07/15/25	71,471
94,717,900		0.625%, 01/15/26	99,054
212,848,720		2.000%, 01/15/26	249,269
159,999,588		2.375%, 01/15/27	195,472
189,299,268		1.750%, 01/15/28	219,533
117,214,218		3.625%, 04/15/28	161,434
179,747,118		2.500%, 01/15/29	225,810
151,442,257		3.875%, 04/15/29	216,836
29,042,419		3.375%, 04/15/32	42,050
344

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

$5,242,150	0.750%, 02/15/42	$5,089
14,425,140	0.625%, 02/15/43	13,546
	TOTAL U.S. TREASURY SECURITIES	6,786,859

	TOTAL GOVERNMENT BONDS
	(Cost $6,398,284)	6,812,737

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.6%
	Federal Home Loan Bank (FHLB)
9,100,000	0.180%, 04/25/16	9,099
30,350,000	0.205%, 04/27/16	30,345
		39,444

TREASURY DEBT - 0.5%
	United States Treasury Bill
13,550,000	0.281%, 04/07/16	13,550
25,000,000	0.268%, 04/14/16	24,999
		38,549

	TOTAL SHORT-TERM INVESTMENTS	77,993
	(Cost $77,991)
	TOTAL INVESTMENTS - 100.4%	6,890,730
	(Cost $6,476,275)
	OTHER ASSETS AND LIABILITIES, NET - (0.4)%	(28,193)
	NET ASSETS - 100.0%	$6,862,537

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.0%
$3,075,000	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$3,085
		TOTAL CAPITAL GOODS			3,085

ENERGY - 0.2%
781,801	i	Granite Acquisition, Inc	5.000	12/19/21	739
17,546,097	i	Granite Acquisition, Inc	5.000	12/19/21	16,581
		TOTAL ENERGY			17,320

MEDIA - 0.0%
3,175,000	i	CCO Safari III LLC	3.500	01/24/23	3,176
		TOTAL MEDIA			3,176

RETAILING - 0.0%
2,575,000	i	KAR Auction Services, Inc	4.250	03/09/23	2,580
		TOTAL RETAILING			2,580

UTILITIES - 0.2%
9,891,676	i	ExGen Renewables I LLC	5.250	02/06/21	9,867
15,258,569	i	Terra-Gen Finance Co LLC	5.250	12/09/21	12,207
		TOTAL UTILITIES			22,074

		TOTAL BANK LOAN OBLIGATIONS			48,235
		(Cost $51,950)

BONDS - 37.7%

CORPORATE BONDS - 11.1%

AUTOMOBILES & COMPONENTS - 0.1%
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,712
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,543
4,675,000		Magna International, Inc	3.625	06/15/24	4,689
		TOTAL AUTOMOBILES & COMPONENTS			15,944

BANKS - 2.7%
34,500,000		Bank of America Corp	1.350	11/21/16	34,535
51,000,000		Bank of America Corp	1.950	05/12/18	51,065
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,795
21,000,000	e,i	BOK Financial Corp	1.307	05/15/17	20,595
7,025,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,205
346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,157,000		Discover Bank	4.200%	08/08/23	$6,438
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,017
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,324
35,250,000	g	ING Bank NV	2.000	11/26/18	35,357
11,500,000	e,g	Intesa Sanpaolo S.p.A	5.017	06/26/24	10,773
10,000,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	9,730
6,300,000		KeyBank NA	2.350	03/08/19	6,358
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	10,699
14,000,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,890
4,644,000	i	Manufacturers & Traders Trust Co	1.648	12/28/20	4,528
6,076,000	e,i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,955
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,421
3,314,000		Northern Trust Corp	3.375	08/23/21	3,522
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,258
8,245,000		PNC Bank NA	2.950	01/30/23	8,309
12,000,000		Regions Financial Corp	2.000	05/15/18	11,925
8,450,000	e	Royal Bank of Canada	1.875	02/05/20	8,494
12,000,000		Royal Bank of Canada	2.100	10/14/20	12,111
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,469
14,000,000		SVB Financial Group	3.500	01/29/25	13,842
10,025,000		Toronto-Dominion Bank	2.125	04/07/21	10,008
		TOTAL BANKS			355,623

CAPITAL GOODS - 0.4%
2,500,000		3M Co	6.375	02/15/28	3,373
1,975,000		Anixter, Inc	5.125	10/01/21	1,985
4,575,000	e,g	Anixter, Inc	5.500	03/01/23	4,632
4,600,000	e	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,961
5,155,000		Pall Corp	5.000	06/15/20	5,708
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,970
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,858
6,400,000	e	Rockwell Automation, Inc	2.050	03/01/20	6,476
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,415
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,548
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,622
		TOTAL CAPITAL GOODS			52,548

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000		Air Lease Corp	2.125	01/15/18	5,247
9,075,000		Air Lease Corp	3.875	04/01/21	9,223
6,525,000	e	Air Lease Corp	4.250	09/15/24	6,443
2,730,000	e	Waste Management, Inc	4.600	03/01/21	2,930
3,475,000		Waste Management, Inc	3.900	03/01/35	3,374
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,217

CONSUMER DURABLES & APPAREL - 0.0%
2,925,000		Whirlpool Corp	5.150	03/01/43	3,047
		TOTAL CONSUMER DURABLES & APPAREL			3,047

CONSUMER SERVICES - 0.5%
4,000,000		American National Red Cross	5.567	11/15/17	4,237
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	10,490
1,250,000	e	McDonald’s Corp	5.000	02/01/19	1,369
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$19,000,000		Metropolitan Museum of Art	3.400%	07/01/45	$18,079
7,550,000		Nature Conservancy	6.300	07/01/19	8,447
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	18,183
5,145,000		Salvation Army	5.637	09/01/26	5,765
		TOTAL CONSUMER SERVICES			66,570

DIVERSIFIED FINANCIALS - 1.1%
750,000	g,i	Armor Re Ltd	4.278	12/15/16	743
2,675,000	e	Bank of New York Mellon Corp	5.450	05/15/19	2,975
2,169,000		Discover Financial Services	3.850	11/21/22	2,149
9,000,000	e,g	EDP Finance BV	4.125	01/15/20	9,012
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	9,910
7,875,000	e	Ford Motor Credit Co LLC	2.375	01/16/18	7,912
7,500,000	e	Ford Motor Credit Co LLC	2.943	01/08/19	7,615
11,700,000	e	Ford Motor Credit Co LLC	3.200	01/15/21	11,969
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,286
45,500,000		Morgan Stanley	2.200	12/07/18	45,843
9,500,000	g	Nacional Financiera SNC	3.375	11/05/20	9,571
31,500,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	31,889
9,750,000	e,g	RCI Banque S.A.	3.500	04/03/18	10,039
		TOTAL DIVERSIFIED FINANCIALS			151,913

ENERGY - 0.9%
2,500,000	e	Devon Energy Corp	6.300	01/15/19	2,530
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,173
7,700,000	e	EOG Resources, Inc	4.150	01/15/26	7,984
8,450,000		EOG Resources, Inc	3.900	04/01/35	7,798
6,225,000		EOG Resources, Inc	5.100	01/15/36	6,425
1,526,000	e	Marathon Oil Corp	5.900	03/15/18	1,526
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	5,963
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,958
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,752
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	2,803
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,124
4,175,000		Occidental Petroleum Corp	2.600	04/15/22	4,211
2,760,000		Occidental Petroleum Corp	3.400	04/15/26	2,782
9,000,000	e	Phillips 66	4.650	11/15/34	8,930
2,575,000	e	Southwestern Energy Co	3.300	01/23/18	2,060
5,300,000	e	Southwestern Energy Co	4.050	01/23/20	3,856
5,000,000	e	Spectra Energy Capital LLC	5.650	03/01/20	5,141
9,500,000		Statoil ASA	3.150	01/23/22	9,764
4,500,000	e	Statoil ASA	2.650	01/15/24	4,386
5,932,000	e	Statoil ASA	3.950	05/15/43	5,655
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,154
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,540
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	11,477
		TOTAL ENERGY			120,992

FOOD & STAPLES RETAILING - 0.0%
1,451,000		Safeway, Inc	3.400	12/01/16	1,451
		TOTAL FOOD & STAPLES RETAILING			1,451
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 0.2%
$4,678,000	e	Kellogg Co	4.000%	12/15/20	$5,074
3,250,000	e	Mead Johnson Nutrition Co	3.000	11/15/20	3,341
5,075,000	e	Mead Johnson Nutrition Co	4.125	11/15/25	5,391
428,000		PepsiCo, Inc	7.900	11/01/18	499
5,100,000	e	PepsiCo, Inc	1.500	02/22/19	5,164
3,559,000		PepsiCo, Inc	4.000	03/05/42	3,683
		TOTAL FOOD, BEVERAGE & TOBACCO			23,152

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,250,000		Laboratory Corp of America Holdings	2.625	02/01/20	3,265
9,000,000	e	Laboratory Corp of America Holdings	3.200	02/01/22	9,129
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,419
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			17,813

INSURANCE - 0.4%
1,600,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	1,599
3,100,000		Progressive Corp	3.750	08/23/21	3,338
15,000,000	e,i	Prudential Financial, Inc	5.200	03/15/44	14,459
7,450,000	e,i	Prudential Financial, Inc	5.375	05/15/45	7,376
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,599
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,562
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,258
		TOTAL INSURANCE			48,191

MATERIALS - 0.4%
2,275,000	e	Ball Corp	5.000	03/15/22	2,377
8,930,000	e	Ball Corp	4.000	11/15/23	8,796
5,750,000		Domtar Corp	4.400	04/01/22	5,899
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,549
7,500,000	e	International Paper Co	5.000	09/15/35	7,728
5,000,000		International Paper Co	6.000	11/15/41	5,432
4,000,000	e	International Paper Co	4.800	06/15/44	3,853
10,000,000		LyondellBasell Industries NV	4.625	02/26/55	8,936
5,000,000	e	MeadWestvaco Corp	7.375	09/01/19	5,721
5,000,000	e	Nucor Corp	4.000	08/01/23	5,213
		TOTAL MATERIALS			56,504

MEDIA - 0.3%
3,125,000	e,g	CCO Safari II LLC	3.579	07/23/20	3,194
7,925,000	e,g	CCO Safari II LLC	4.464	07/23/22	8,303
4,725,000	e,g	CCO Safari II LLC	4.908	07/23/25	4,986
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,413
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	4,883
		TOTAL MEDIA			29,779

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000	e	Biogen, Inc	2.900	09/15/20	2,625
7,000,000	e	Biogen, Inc	3.625	09/15/22	7,406
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	4,657
3,300,000		Zoetis, Inc	3.450	11/13/20	3,392
10,000,000		Zoetis, Inc	3.250	02/01/23	9,892
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,972
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.3%
$10,000,000		Equity One, Inc	3.750%	11/15/22	$10,032
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,457
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,781
4,825,000	e	Mid-America Apartments LP	4.000	11/15/25	4,928
15,854,000	e	Regency Centers LP	3.750	06/15/24	16,207
2,400,000		Ventas Realty LP	3.250	08/15/22	2,405
		TOTAL REAL ESTATE			40,810

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
25,000,000		Apple, Inc	2.850	02/23/23	25,860
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,404
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			29,264

TELECOMMUNICATION SERVICES - 0.0%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,307
		TOTAL TELECOMMUNICATION SERVICES			3,307

TRANSPORTATION - 0.7%
2,421,376		Delta Airlines	4.250	07/30/23	2,373
5,807,645		Delta Airlines	3.625	07/30/27	5,742
7,500,000	e	GATX Corp	2.600	03/30/20	7,365
7,250,000		GATX Corp	5.200	03/15/44	6,999
9,925,000	g	Kansas City Southern	4.950	08/15/45	10,139
5,000,000	e	Norfolk Southern Corp	3.250	12/01/21	5,178
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,930
475,000		Norfolk Southern Corp	5.590	05/17/25	561
7,500,000	e	Norfolk Southern Corp	4.450	06/15/45	7,746
3,450,000		Southwest Airlines Co	2.750	11/06/19	3,550
8,900,000		Spirit Airlines, Inc	4.100	04/01/28	8,945
4,050,000	e	Union Pacific Corp	3.375	02/01/35	3,902
5,388,060		Union Pacific Railroad Co	3.227	05/14/26	5,487
10,000,000		Union Pacific Railroad Co	2.695	05/12/27	10,148
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,960
		TOTAL TRANSPORTATION			87,025

UTILITIES - 2.4%
2,000,000	e	Atmos Energy Corp	8.500	03/15/19	2,369
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,330
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,425
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	3,146
8,727,435	g	Continental Wind LLC	6.000	02/28/33	9,571
10,000,000		Delmarva Power & Light Co	4.150	05/15/45	10,322
25,000,000	e,g	Electricite de France S.A.	3.625	10/13/25	25,515
11,250,000		Georgia Power Co	3.250	04/01/26	11,533
872,705	g	Great River Energy	5.829	07/01/17	889
2,745,000	g	International Transmission Co	4.625	08/15/43	2,924
7,575,000		Interstate Power & Light Co	3.250	12/01/24	7,804
6,275,000		Interstate Power & Light Co	3.400	08/15/25	6,563
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,931
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,555
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,600,000	e,g	Niagara Mohawk Power Corp	4.278%	10/01/34	$9,911
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,482
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,721
10,000,000		NorthWestern Corp	4.176	11/15/44	10,485
1,065,000	i	NSTAR Electric Co	0.858	05/17/16	1,065
630,000		Public Service Co of Colorado	4.750	08/15/41	720
5,500,000	e	San Diego Gas & Electric Co	3.000	08/15/21	5,823
5,892,865		San Diego Gas & Electric Co	1.914	02/01/22	5,863
620,000		San Diego Gas & Electric Co	6.000	06/01/39	818
8,875,000	e	Sierra Pacific Power Co	3.375	08/15/23	9,345
27,000,000	g	Solar Star Funding LLC	3.950	06/30/35	27,889
7,950,000	g	Solar Star Funding LLC	5.375	06/30/35	9,218
2,000,000		Southern California Edison Co	2.400	02/01/22	2,020
5,975,000		Southern Power Co	1.850	12/01/17	6,019
39,250,000		Southern Power Co	4.150	12/01/25	40,460
16,000,000	g	TerraForm Power Operating LLC	5.875	02/01/23	12,960
20,256,555	g	Topaz Solar Farms LLC	4.875	09/30/39	21,796
13,913,054	g	Topaz Solar Farms LLC	5.750	09/30/39	15,951
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,721
1,400,000	e	WEC Energy Group, Inc	3.550	06/15/25	1,455
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,738
		TOTAL UTILITIES			318,337

		TOTAL CORPORATE BONDS			1,477,459
		(Cost $1,455,244)

GOVERNMENT BONDS - 23.3%

AGENCY SECURITIES - 4.2%
8,143,172		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,397
3,942,362		Export Lease Ten Co LLC	1.650	05/07/25	3,903
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,877
4,250,000		FHLB	2.350	08/08/22	4,250
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,016
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,431
7,000,000		FNMA	1.625	01/21/20	7,122
15,500,000		FNMA	2.625	09/06/24	16,374
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,508
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,052
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,555
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	34,752
7,570,000	g	Hospital for Special Surgery	3.500	01/01/23	7,816
8,250,000	i	India Government AID Bond	0.716	02/01/27	7,880
5,805,000		Lutheran Medical Center	1.982	02/20/30	5,716
8,250,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,407
3,735,000	g	Montefiore Medical Center	3.896	05/20/27	3,821
9,965,000		NCUA Guaranteed Notes	2.350	06/12/17	10,152
11,450,000		NCUA Guaranteed Notes	3.000	06/12/19	12,133
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,655
18,340,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	18,660
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,226
775,000	j	OPIC	0.000	11/11/17	775
10,750,000	j	OPIC	0.000	11/17/17	10,949
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,700,000	j	OPIC	0.000%	11/15/19	$5,977
4,648,662		OPIC	2.290	09/15/26	4,776
2,530,067		OPIC	2.040	12/15/26	2,563
9,750,000		OPIC	2.740	09/15/29	9,830
12,000,000		OPIC	3.220	09/15/29	12,552
13,500,000		OPIC	3.280	09/15/29	14,185
2,459,556		OPIC	2.610	04/15/30	2,456
4,370,000		OPIC	2.930	05/15/30	4,483
7,222,000		OPIC	3.040	05/15/30	7,516
8,382,389		OPIC	3.540	06/15/30	9,117
21,574,626		OPIC	3.370	12/15/30	23,283
22,596,306		OPIC	3.820	12/20/32	24,850
14,578,262		OPIC	3.938	12/20/32	16,028
12,495,573		OPIC	3.160	06/01/33	12,966
11,995,750		OPIC	3.430	06/01/33	12,787
1,250,000		OPIC	2.810	07/31/33	1,263
2,000,000		OPIC	2.940	07/31/33	2,042
11,750,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	11,813
8,000,000		PEFCO	2.250	12/15/17	8,168
5,000,000		PEFCO	4.375	03/15/19	5,469
5,854,000		PEFCO	1.450	08/15/19	5,926
13,150,000	e	PEFCO	2.250	03/15/20	13,588
8,000,000		PEFCO	2.300	09/15/20	8,301
17,500,000		PEFCO	4.300	12/15/21	19,921
8,250,000		PEFCO	2.050	11/15/22	8,279
4,000,000		PEFCO	3.550	01/15/24	4,390
5,335,000		PEFCO	2.450	07/15/24	5,420
8,000,000		PEFCO	3.250	06/15/25	8,559
2,746,331		Tayarra Ltd	3.628	02/15/22	2,909
2,650,886		Tricahue Leasing LLC	3.503	11/19/21	2,795
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,376
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,565
7,700,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,056
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	5,032
8,000,000		HUD	4.560	08/01/17	8,413
10,750,000		HUD	1.770	08/01/18	10,957
5,007,000		HUD	5.380	08/01/18	5,092
750,000		HUD	2.050	08/01/19	775
9,500,000		HUD	4.870	08/01/19	10,622
13,967,000		HUD	4.960	08/01/20	15,773
13,500,000		HUD	5.050	08/01/21	15,256
3,217,000		HUD	2.910	08/01/23	3,402
3,333,333		VRG Linhas Aereas S.A.	0.983	03/13/18	3,319
		TOTAL AGENCY SECURITIES			581,277

FOREIGN GOVERNMENT BONDS - 4.3%
26,000,000		African Development Bank	1.375	12/17/18	26,249
13,550,000		African Development Bank	2.375	09/23/21	14,119
17,500,000		Asian Development Bank	2.125	03/19/25	17,750
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,108
9,000,000	e	Canada Government International Bond	1.125	03/19/18	9,050
7,253,799	g	Carpintero Finance Ltd	2.004	09/18/24	7,307
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,243
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		European Investment Bank	2.000%	03/15/21	$2,047
2,000,000		European Investment Bank	4.875	02/15/36	2,582
20,000,000		Export Development Canada	0.875	01/30/17	20,021
16,275,000		Export Development Canada	1.250	12/10/18	16,330
9,000,000		Export Development Canada	1.625	12/03/19	9,136
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,193
15,000,000	g	Finnvera Oyj	2.375	06/04/25	15,053
6,082,000		Hydro Quebec	8.400	01/15/22	8,042
45,000,000		Inter-American Development Bank	1.185	07/09/18	45,242
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,028
4,000,000		International Finance Corp	0.500	05/16/16	4,000
19,075,000		International Finance Corp	1.250	11/27/18	19,177
29,250,000	h	International Finance Corp	2.125	04/07/26	29,340
29,000,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	28,994
2,850,000		Italy Government International Bond	5.375	06/12/17	2,976
5,000,000		KFW	1.000	01/26/18	5,005
23,000,000		KFW	1.750	10/15/19	23,384
11,500,000		KFW	1.500	04/20/20	11,563
38,200,000		KFW	1.875	11/30/20	38,906
10,000,000		KFW	2.625	01/25/22	10,536
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,501
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,568
36,075,000		North American Development Bank	2.400	10/26/22	36,665
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,442
15,000,000		Province of Manitoba Canada	2.100	09/06/22	15,092
12,700,000	e	Province of Manitoba Canada	3.050	05/14/24	13,418
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,325
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,487
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,544
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,778
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,453
		TOTAL FOREIGN GOVERNMENT BONDS			575,654

MORTGAGE BACKED - 8.3%
7,765,786		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	8,135
11,406,499		FHLMC	3.000	09/15/42	11,686
2,695,083	i	FHLMC	0.786	10/15/42	2,703
8,209,954	i	FHLMC	0.786	07/15/45	8,239
7,338		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	7
49,484		FGLMC	6.000	12/01/17	51
61,600		FGLMC	7.000	10/01/20	65
5,996		FGLMC	7.000	05/01/23	7
21,804		FGLMC	8.000	01/01/31	25
8,000,000	h	FGLMC	3.000	05/15/31	8,349
471,081		FGLMC	4.500	07/01/33	514
864,887		FGLMC	5.500	09/01/33	977
766,138		FGLMC	5.500	09/01/33	865
1,194,334		FGLMC	5.500	12/01/33	1,349
3,014,304		FGLMC	7.000	12/01/33	3,671
1,054,568		FGLMC	7.000	05/01/35	1,280
136,522		FGLMC	5.000	02/01/36	151
2,014		FGLMC	6.500	05/01/36	2
713,130		FGLMC	5.000	07/01/39	785
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,286,719		FGLMC	4.500%	11/01/40	$3,659
3,678,533		FGLMC	4.500	12/01/40	4,084
934,918		FGLMC	4.500	10/01/44	1,036
1,051,323		FGLMC	4.500	11/01/44	1,165
1,385,612		FGLMC	4.500	11/01/44	1,534
813,655		FGLMC	4.500	12/01/44	901
522,013		FGLMC	4.500	12/01/44	571
3,858,984		FGLMC	3.500	04/01/45	4,066
8,735,067		FGLMC	3.500	07/01/45	9,165
34,687,673	h	FGLMC	3.500	10/01/45	36,544
9,075,589		FGLMC	4.000	10/01/45	9,860
25,662,727	h	FGLMC	4.000	12/01/45	27,715
14,000,000	h	FGLMC	3.500	04/15/46	14,660
10,498		Federal National Mortgage Association (FNMA)	8.000	03/01/23	11
28,994		FNMA	8.000	07/01/24	35
1,854,169		FNMA	3.000	01/01/30	1,940
2,424,870		FNMA	3.000	06/01/30	2,538
4,039,144		FNMA	3.000	07/01/30	4,227
5,857,871		FNMA	3.000	12/01/30	6,131
11,000,000	h	FNMA	2.500	04/25/31	11,293
19,000,000	h	FNMA	3.000	04/25/31	19,849
14,000,000	h	FNMA	2.500	05/25/31	14,347
14,000,000	h	FNMA	3.000	05/25/31	14,603
392,312		FNMA	6.500	07/01/32	463
142,383		FNMA	4.500	03/25/33	144
3,529,796		FNMA	5.000	06/01/33	3,924
7,404,661		FNMA	5.000	10/01/33	8,231
400,557		FNMA	5.000	11/01/33	452
82,749		FNMA	7.000	01/01/34	89
1,129,291		FNMA	5.000	03/01/34	1,255
1,904,543		FNMA	5.500	03/01/34	2,157
7,899,660		FNMA	3.000	01/01/35	8,247
6,148,883		FNMA	5.000	05/01/35	6,821
3,942,127		FNMA	5.000	10/01/35	4,370
5,946,460		FNMA	3.500	01/01/36	6,273
1,996,258	h	FNMA	5.000	02/01/36	2,213
1,497,550		FNMA	5.500	08/01/37	1,695
732,084		FNMA	6.000	09/01/37	849
727,577		FNMA	6.000	09/01/37	844
203,618		FNMA	6.500	09/01/37	233
858,270		FNMA	5.500	01/01/38	972
18,201		FNMA	6.500	02/01/38	21
3,023,530		FNMA	5.500	04/01/38	3,401
3,635,579		FNMA	5.500	11/01/38	4,256
5,153,848		FNMA	5.500	12/01/38	5,915
34,710		FNMA	4.500	04/01/39	38
441,207		FNMA	4.000	07/01/39	475
1,811,768		FNMA	5.500	08/01/39	2,068
700,572		FNMA	4.500	10/01/39	764
69,853		FNMA	4.500	02/01/40	77
770,031		FNMA	4.500	06/01/40	840
615,854		FNMA	5.000	08/01/40	682
3,098,329		FNMA	5.000	09/01/40	3,436
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$147,809		FNMA	4.500%	11/01/40	$162
1,691,228		FNMA	4.500	11/01/40	1,845
277,963		FNMA	4.500	01/01/41	307
7,679,831		FNMA	4.500	01/01/41	8,477
207,872		FNMA	4.500	02/01/41	230
4,975,720		FNMA	5.000	05/01/41	5,521
239,043		FNMA	4.500	06/01/41	264
259,991		FNMA	4.500	06/01/41	286
905,678		FNMA	5.000	06/01/41	1,006
2,842,935		FNMA	5.000	07/01/41	3,157
2,024,143		FNMA	4.500	09/01/41	2,224
2,783,696		FNMA	4.500	11/01/41	3,039
428,640		FNMA	4.500	12/01/41	471
14,460,348		FNMA	5.500	12/01/41	16,714
263,232		FNMA	4.500	01/01/42	289
846,831	h	FNMA	4.500	01/01/42	938
2,270,543		FNMA	3.500	02/01/42	2,394
8,345,899		FNMA	4.500	02/01/42	9,099
11,000,000		FNMA	3.000	03/25/42	11,376
269,588		FNMA	4.500	04/01/42	296
2,760,933		FNMA	4.500	04/01/42	3,012
11,453,278		FNMA	4.500	06/01/42	12,493
298,341		FNMA	4.500	06/01/42	328
12,651,635		FNMA	3.500	07/01/42	13,342
243,767		FNMA	4.500	07/01/42	269
6,234,285	i	FNMA	0.933	08/25/42	6,278
199,055		FNMA	3.000	10/01/42	205
10,971,441		FNMA	3.000	10/01/42	11,284
5,827,799	i	FNMA	0.833	11/25/42	5,813
6,720,049		FNMA	3.500	11/25/42	1,223
255,305		FNMA	3.000	12/01/42	262
8,113,323		FNMA	3.000	01/01/43	8,344
3,680,411		FNMA	3.000	01/01/43	3,782
10,294,211		FNMA	3.000	02/01/43	10,587
5,898,725		FNMA	3.000	02/25/43	6,169
3,801,709	i	FNMA	0.783	03/25/43	3,804
12,774		FNMA	3.000	04/01/43	13
123,281		FNMA	3.000	04/01/43	127
154,386		FNMA	3.000	04/01/43	159
5,841,810		FNMA	3.000	08/25/43	6,122
3,364,213		FNMA	3.500	09/01/43	3,534
5,153,774		FNMA	4.000	04/01/44	5,547
2,434,376		FNMA	4.000	06/01/44	2,621
3,228,342		FNMA	4.000	06/01/44	3,477
1,306,931		FNMA	4.500	06/01/44	1,450
12,551,544		FNMA	4.500	06/01/44	13,926
957,928		FNMA	4.000	07/01/44	1,031
2,360,447		FNMA	4.000	07/01/44	2,541
1,185,698		FNMA	4.000	08/01/44	1,287
2,840,540		FNMA	4.000	08/01/44	3,083
4,318,360		FNMA	4.000	08/01/44	4,687
7,775,510		FNMA	4.000	08/01/44	8,371
2,882,293		FNMA	4.500	08/01/44	3,198
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$826,593		FNMA	4.000%	09/01/44	$897
699,871		FNMA	4.000	09/01/44	760
4,188,379		FNMA	4.000	10/01/44	4,546
6,761,954		FNMA	4.500	10/01/44	7,503
1,985,785		FNMA	3.500	11/01/44	2,094
13,223,506		FNMA	4.500	11/01/44	14,670
2,993,621		FNMA	4.000	12/01/44	3,208
5,510,807		FNMA	4.000	12/01/44	5,980
2,879,201		FNMA	4.500	12/01/44	3,195
2,965,998		FNMA	4.000	01/01/45	3,220
4,753,887		FNMA	3.500	02/01/45	5,013
892,509		FNMA	3.500	03/01/45	941
347,712		FNMA	3.500	03/01/45	367
1,217,946		FNMA	3.500	03/01/45	1,284
578,886		FNMA	3.500	03/01/45	611
822,604		FNMA	4.500	03/01/45	913
915,554		FNMA	3.500	04/01/45	965
7,325,772		FNMA	3.500	04/01/45	7,725
1,690,410		FNMA	3.500	04/01/45	1,782
623,244		FNMA	3.500	04/01/45	654
386,428		FNMA	3.500	04/01/45	407
766,698		FNMA	4.500	04/01/45	851
6,762,317		FNMA	3.500	05/01/45	7,164
901,149		FNMA	4.000	05/01/45	978
1,111,067		FNMA	3.500	06/01/45	1,172
1,998,920		FNMA	4.000	06/01/45	2,170
2,933,564	h	FNMA	3.500	07/01/45	3,093
9,069,765		FNMA	4.000	07/01/45	9,803
3,846,836		FNMA	4.000	11/01/45	4,176
993,629		FNMA	4.000	12/01/45	1,079
21,882,437		FNMA	3.500	01/01/46	22,959
30,933,903		FNMA	3.500	02/01/46	32,456
1,957,447		FNMA	4.000	02/01/46	2,094
2,038,786		FNMA	4.000	02/01/46	2,184
23,037,019		FNMA	3.500	03/01/46	24,171
19,000,000	h	FNMA	3.000	04/25/46	19,497
18,000,000	h	FNMA	4.000	04/25/46	19,238
7,000,000	h	FNMA	4.500	04/25/46	7,616
8,000,000	h	FNMA	3.000	05/25/46	8,192
57,000,000	h	FNMA	4.000	05/25/46	60,830
20,000,000	h	FNMA	4.500	05/25/46	21,736
3,115		Government National Mortgage Association (GNMA)	9.000	12/15/17	3
3,438,546		GNMA	2.300	10/15/19	3,441
6,943		GNMA	8.000	06/15/22	7
7,704		GNMA	6.500	08/15/23	9
19,709		GNMA	6.500	08/15/23	23
6,633,498		GNMA	2.580	08/15/25	6,882
92,049		GNMA	6.500	05/20/31	110
8,785,083		GNMA	2.640	01/15/33	9,265
12,302,173		GNMA	2.690	06/15/33	12,304
217,727		GNMA	5.500	07/15/33	250
9,809,528		GNMA	3.700	10/15/33	10,846
121,357		GNMA	6.000	10/20/36	139
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$127,871		GNMA	6.000%	01/20/37	$146
477,049		GNMA	5.500	02/15/37	540
699,235		GNMA	6.000	02/20/37	802
318,181		GNMA	5.000	04/15/38	355
223,331		GNMA	6.000	08/20/38	253
475,788		GNMA	6.500	11/20/38	549
4,748,108		GNMA	4.500	09/20/39	5,303
8,743,087		GNMA	3.700	08/15/40	9,589
17,613,570		GNMA	3.500	10/20/42	3,196
20,920,000		GNMA	4.000	03/20/46	22,440
5,000,000	h	GNMA	3.000	04/20/46	5,182
12,000,000	h	GNMA	3.500	04/20/46	12,686
5,000,000	h	GNMA	4.000	04/20/46	5,346
56,000,000	h	GNMA	3.000	05/20/46	57,902
67,000,000	h	GNMA	3.500	05/20/46	70,685
10,000,000	h	GNMA	4.000	05/20/46	10,675
18,000,000	h	GNMA	3.000	06/20/46	18,572
		TOTAL MORTGAGE BACKED			1,112,158

MUNICIPAL BONDS - 3.8%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,350
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,895
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,734
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,210
7,465,000		California Earthquake Authority	2.805	07/01/19	7,646
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,362
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,409
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,329
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,569
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,764
10,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,270
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,383
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,971
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,793
6,500,000		City of Chicago IL	7.750	01/01/42	6,480
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,632
700,000		City of Eugene, OR	6.320	08/01/22	805
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	13,081
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,204
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,184
500,000		City of Jersey City NJ	2.079	09/01/18	504
925,000		City of Jersey City NJ	2.423	09/01/19	938
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,015
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,165
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,360
10,000,000		Commonwealth of Massachusetts	5.000	08/01/33	11,700
385,000		County of Mercer, NJ	5.380	02/01/17	400
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	24,933
3,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,712
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,057
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,598
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,098
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,250,000		Grant County Public Utility District No 2	4.164%	01/01/35	$1,277
4,135,000		Greene County OH	2.720	12/01/21	4,218
4,365,000		Greene County OH	3.120	12/01/23	4,445
4,615,000		Greene County OH	3.270	12/01/24	4,690
4,755,000		Greene County OH	3.420	12/01/25	4,817
1,600,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,799
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	1,010
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,465
2,000,000	h	Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,016
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	560
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,476
3,480,000		Massachusetts Housing Finance Agency	4.782	12/01/20	3,564
3,500,000		Metropolitan Council	1.750	09/01/20	3,551
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,558
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	756
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,606
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,563
500,000		Michigan Finance Authority	5.000	07/01/22	581
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,447
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,898
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,306
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,635
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,339
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,700
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,216
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,260
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,317
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,280
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,239
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	513
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	1,035
1,915,000		New York State Urban Development Corp	6.500	12/15/18	2,078
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,279
4,750,000		Northern California Power Agency	4.320	07/01/24	5,248
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,885
6,500,000	i	Ohio State Water Development Authority	0.381	05/01/38	6,500
700,000		Oklahoma Water Resources Board	3.071	04/01/22	748
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,012
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,026
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,046
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,143
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,215
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,659
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,010
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,360
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,966
38,830,000		State of California	3.750	10/01/37	40,642
7,050,000		State of California	4.988	04/01/39	7,539
5,570,000		State of Illinois	4.350	06/01/18	5,689
9,000,000		State of Illinois	5.520	04/01/38	8,361
4,505,000		State of Michigan	3.375	12/01/20	4,867
4,405,000		State of Michigan	3.590	12/01/26	4,625
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000	State of Ohio	5.412%	09/01/28	$3,066
3,265,000	State of Texas	4.900	08/01/20	3,275
5,000,000	State of Texas	6.072	10/01/29	5,745
2,025,000	State of Texas	3.576	08/01/34	2,024
3,370,000	State of Texas	3.726	08/01/43	3,396
1,355,000	State of Washington	5.050	01/01/18	1,356
3,000	State of Wisconsin	5.700	05/01/26	4
11,480,000	Suffolk County Water Authority	3.500	06/01/39	11,817
4,000,000	Suffolk County Water Authority	4.000	06/01/39	4,288
2,280,000	Tampa Bay Water	2.612	10/01/25	2,325
3,225,000	Tampa Bay Water	2.782	10/01/26	3,272
3,000,000	Tampa Bay Water	2.952	10/01/27	3,018
1,255,000	Texas Water Development Board	4.248	10/15/35	1,281
4,170,000	Texas Water Development Board	4.648	04/15/50	4,257
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	6,284
3,035,000	University of California	3.809	05/15/28	3,204
11,400,000	University of California	4.009	05/15/30	12,094
1,000,000	University of Cincinnati	3.250	06/01/29	1,037
1,560,000	University of Cincinnati	3.650	06/01/34	1,622
1,615,000	University of Cincinnati	3.700	06/01/35	1,678
18,000,000	University of New Mexico	3.532	06/20/32	18,069
17,500,000	University of Virginia	3.570	04/01/45	18,239
1,000,000	Washington County Clean Water Services	5.078	10/01/24	1,207
600,000	West Virginia Water Development Authority	5.000	11/01/21	711
1,345,000	West Virginia Water Development Authority	5.000	11/01/22	1,624
1,000,000	West Virginia Water Development Authority	5.000	11/01/23	1,226
	TOTAL MUNICIPAL BONDS			501,705

U.S. TREASURY SECURITIES - 2.7%
6,000,000	United States Treasury Bond	3.125	02/15/43	6,648
50,000,000	United States Treasury Bond	2.875	05/15/43	52,707
1,000,000	United States Treasury Bond	3.375	05/15/44	1,160
63,865,000	United States Treasury Bond	3.000	11/15/45	68,972
2,000,000	United States Treasury Note	0.625	07/15/16	2,001
2,200,000	United States Treasury Note	0.500	11/30/16	2,200
4,890,000	United States Treasury Note	0.500	02/28/17	4,885
10,325,000	United States Treasury Note	0.750	02/28/18	10,329
11,475,000	United States Treasury Note	1.000	03/15/19	11,522
1,030,000	United States Treasury Note	1.625	04/30/19	1,052
58,725,000	United States Treasury Note	1.125	02/28/21	58,512
4,150,000	United States Treasury Note	2.000	07/31/22	4,281
4,500,000	United States Treasury Note	1.750	09/30/22	4,570
12,234,500	United States Treasury Note	1.625	11/15/22	12,330
13,130,000	United States Treasury Note	1.750	01/31/23	13,316
102,245,400	United States Treasury Note	1.625	02/15/26	100,811
	TOTAL U.S. TREASURY SECURITIES			355,296

	TOTAL GOVERNMENT BONDS			3,126,090
	(Cost $3,039,511)
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 3.3%

ASSET BACKED - 1.5%
$6,697,323	g	Alterna Funding I LLC	1.639%	02/15/21	$6,635
		Series - 2014 1A (Class NOTE)
512,673	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	510
		Series - 2005 HE7 (Class M2)
4,965,277	i	Asset-Backed Pass-Through Certificates	1.036	01/25/35	4,792
		Series - 2004 R12 (Class M1)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	3,987
		Series - 2011 5A (Class C)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,054
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.743	04/25/36	821
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,138
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.288	06/25/34	3,387
		Series - 2004 OPT1 (Class M1)
4,923,071	i	Connecticut Avenue Securities	1.933	02/25/25	4,928
		Series - 2015 C01 (Class 1M1)
5,940,000	g	DB Master Finance LLC	3.262	02/20/45	5,848
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.699	11/10/46	1,876
		Series - 2011 LC1A (Class C)
913,093	g	Diamond Resorts Owner Trust	1.950	01/20/25	901
		Series - 2013 1 (Class A)
7,746,957	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,928
		Series - 2012 1A (Class A2)
1,995,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,919
		Series - 2015 1A (Class A2I)
897,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	869
		Series - 2015 1A (Class A2II)
19,290,485	g	HERO Funding Trust	3.840	09/21/40	18,940
		Series - 2015 1A (Class A)
3,747,142	g	HERO Funding Trust	3.990	09/21/40	3,661
		Series - 2014 2A (Class A)
7,412,650	g	HERO Funding Trust	4.050	09/20/41	7,412
		Series - 2016 1A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	524
		Series - 2010 1A (Class B3)
1,285,712	i	Lehman XS Trust	0.683	02/25/36	1,211
		Series - 2006 1 (Class 1A1)
3,963,658	i	Lehman XS Trust	6.500	06/25/46	2,945
		Series - 2006 13 (Class 2A1)
674,167	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.213	01/25/36	670
		Series - 2005 WCH1 (Class M2)
185,301	i	Residential Asset Mortgage Products, Inc (Step Bond)	5.470	09/25/33	191
		Series - 2003 RZ5 (Class A7)
326,556	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.010	02/25/36	327
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	208
		Series - 2006 HI1 (Class M2)
3,360,529		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,366
		Series - 2013 1 (Class C)
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$800,000		Santander Drive Auto Receivables Trust	1.960%	05/15/20	$799
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	800
		Series - 2015 5 (Class C)
264,331	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	263
		Series - 2006 OP1 (Class A2C)
1,197,717	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,196
		Series - 2012 2A (Class B)
933,683	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	920
		Series - 2013 1A (Class A)
792,835	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	792
		Series - 2015 3A (Class A)
1,189,253	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,187
		Series - 2015 3A (Class B)
9,750,000	g	Solarcity Lmc	4.800	09/20/48	9,640
		Series - 2016 A (Class A)
6,350,797	g	SolarCity LMC	4.590	04/20/44	6,249
		Series - 2014 1 (Class A)
28,693,427	g	SolarCity LMC	4.020	07/20/44	27,442
		Series - 2014 2 (Class A)
8,411	i	Soundview Home Equity Loan Trust	0.733	11/25/35	8
		Series - 2005 OPT3 (Class A4)
8,760,682	g	SpringCastle America Funding LLC	2.700	05/25/23	8,725
		Series - 2014 AA (Class A)
5,216,725	i	Structured Asset Securities Corp Mortgage Loan Trust	1.939	04/25/35	4,889
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,539
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,704
		Series - 2015 B (Class A4)
462,452	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	472
		Series - 2006 N1 (Class N1)
512,933	g,i	Wachovia Loan Trust	0.793	05/25/35	499
		Series - 2005 SD1 (Class A)
15,708	i	Wells Fargo Home Equity Trust	0.573	07/25/36	16
		Series - 2006 2 (Class A3)
3,980,000	g	Wendys Funding LLC	3.371	06/15/45	3,907
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			205,095

OTHER MORTGAGE BACKED - 1.8%
1,800,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,764
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,081
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,475
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	763
		Series - 2007 4 (Class AJ)
10,250,000	g	BBCMS Trust	3.593	09/15/32	10,801
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,204
		Series - 2015 MSQ (Class B)
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,590,000	i	Bear Stearns Commercial Mortgage Securities	5.915%	09/11/42	$2,714
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	2,431
		Series - 2007 PW17 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,219
		Series - 2006 C4 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,648
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,808
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,832
		Series - 2007 C2 (Class AMFX)
3,500,000	g,i	COMM Mortgage Trust	5.813	12/10/49	3,360
		Series - 2007 C9 (Class G)
308,355	i	Commercial Mortgage Trust	5.238	04/10/37	308
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,038
		Series - 2007 C9 (Class B)
6,317,426	i	Commercial Mortgage Trust	5.867	12/10/49	6,496
		Series - 2007 GG11 (Class AM)
273,392		Countrywide Alternative Loan Trust	5.500	08/25/16	274
		Series - 2004 30CB (Class 1A15)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,645
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	5,742
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,518
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,538
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,214
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,159
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	494
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,747
		Series - 2004 C3 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.185	12/10/43	2,809
		Series - 2010 C2 (Class B)
688,781	i	Impac CMB Trust	1.093	03/25/35	630
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,775
		Series - 2005 LDP2 (Class C)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.321	07/15/46	3,181
		Series - 2011 C4 (Class C)
4,946,913		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	4,996
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,753
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,499
		Series - 2006 C3 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,495
		Series - 2007 C1 (Class AJ)
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$700,000	i	LB-UBS Commercial Mortgage Trust	5.533%	02/15/40	$696
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,324
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	777
		Series - 2007 C6 (Class AM)
7,750,546	g,i	LVII Resecuritization Trust	3.239	07/31/47	7,746
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	678
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,768
		Series - 2007 6 (Class AM)
12,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	12,603
		Series - 2014 CPT (Class A)
855,000	g,i	Morgan Stanley Capital I Trust	5.891	08/12/41	864
		Series - 2006 T23 (Class B)
3,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,959
		Series - 2006 HQ10 (Class AJ)
2,111,000	i	Morgan Stanley Capital I Trust	5.834	10/15/42	2,106
		Series - 2006 IQ11 (Class AJ)
710,000	g,i	Morgan Stanley Capital I Trust	5.440	09/15/47	740
		Series - 2011 C1 (Class D)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,958
		Series - 2007 HQ12 (Class C)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,859
		Series - 2007 IQ15 (Class AM)
1,600,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	1,484
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	6.096	12/12/49	3,662
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	19,240
		Series - 2010 OBP (Class A)
1,372,658	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	1,372
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.833	01/25/25	7,469
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	03/25/25	10,033
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.233	03/25/25	715
		Series - 2015 HQ1 (Class M3)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	4,735
		Series - 2007 C30 (Class AMFL)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,668
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	927
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	1,688
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,025
		Series - 2007 C31 (Class AM)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.622	04/15/47	675
		Series - 2007 C31 (Class C)
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660%	04/15/47	$1,485
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	979
		Series - 2007 C31 (Class B)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,090
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	830
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,254
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	527
		Series - 2007 C33 (Class AM)
5,865,922	i	WaMu Mortgage Pass-Through Certificates	0.863	10/25/45	5,046
		Series - 2005 AR13 (Class A1B2)
2,108,024	i	WaMu Mortgage Pass-Through Certificates	0.783	12/25/45	1,812
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			245,205

		TOTAL STRUCTURED ASSETS			450,300
		(Cost $455,911)

		TOTAL BONDS			5,053,849
		(Cost $4,950,666)

SHARES		COMPANY

COMMON STOCKS - 60.8%

AUTOMOBILES & COMPONENTS - 1.7%
52,700		Aisin Seiki Co Ltd			1,984
161,508		Bayerische Motoren Werke AG.			14,827
58,860		Bayerische Motoren Werke AG. (Preference)			4,699
329		BorgWarner, Inc			13
2,283		Delphi Automotive plc			171
280,382		Denso Corp			11,255
2,464,687		Ford Motor Co			33,273
315,803		Fuji Heavy Industries Ltd			11,152
1,320,699		GKN plc			5,468
234,290	e	Harley-Davidson, Inc			12,026
606,980		Honda Motor Co Ltd			16,596
682,420		Johnson Controls, Inc			26,594
265,667		Magna International, Inc (Class A)			11,420
460,400		Mazda Motor Corp			7,146
118,900		Mitsubishi Motors Corp			888
59,514	*	Modine Manufacturing Co			655
1,360,700		Nissan Motor Co Ltd			12,580
36,950		Renault S.A.			3,672
277,400		Sumitomo Electric Industries Ltd			3,364
109,900		Sumitomo Rubber Industries, Inc			1,698
103,927	*,e	Tesla Motors, Inc			23,879
106,200		Toyota Industries Corp			4,770
96,100		Yamaha Motor Co Ltd			1,597
		TOTAL AUTOMOBILES & COMPONENTS			209,727
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 3.8%
4,098		1st Source Corp	$130
31,410		Ameris Bancorp	929
28,887		Apollo Residential Mortgage	388
1,164		Arrow Financial Corp	31
51,058		Associated Banc-Corp	916
4,424		Astoria Financial Corp	70
994,722		Australia & New Zealand Banking Group Ltd	17,832
5,061,924		Banca Intesa S.p.A.	13,996
847,234		Banca Intesa S.p.A. RSP	2,199
1,923		Bancfirst Corp	110
2,177,567		Banco Bilbao Vizcaya Argentaria S.A.	14,379
1,001,914		Bank Hapoalim Ltd	5,201
38,983		Bank Mutual Corp	295
25,289	e	Bank of Hawaii Corp	1,727
96,962	*	Bank of Montreal	5,888
305,383	e	Bank of Nova Scotia	14,924
3,264		Bank of the Ozarks, Inc	137
14,955		Banner Corp	629
886,807		BB&T Corp	29,504
41,699		BBCN Bancorp, Inc	633
326		Bendigo Bank Ltd	2
14,612	*	Beneficial Bancorp, Inc	200
27,135		Berkshire Hills Bancorp, Inc	730
12,850	e	BOK Financial Corp	702
74,865		Boston Private Financial Holdings, Inc	857
21,641		Brookline Bancorp, Inc	238
12,200		Bryn Mawr Bank Corp	314
101,580		CaixaBank S.A.	299
1,612	*,m	CaixaBank S.A. (Interim)	5
6,728		Camden National Corp	283
5,386	e	Canadian Imperial Bank of Commerce/Canada	402
28,343		Capital Bank Financial Corp	874
7,221		Capitol Federal Financial	96
19,267		Cardinal Financial Corp	392
3,360		Cathay General Bancorp	95
44,349		Centerstate Banks of Florida, Inc	660
9,720		Chemical Financial Corp	347
134,058		CIT Group, Inc	4,160
5,423		City Holding Co	259
17,464		CoBiz, Inc	206
2,120		Columbia Banking System, Inc	63
164,058		Comerica, Inc	6,213
64,211		Commerce Bancshares, Inc	2,886
472,478		Commonwealth Bank of Australia	27,087
3,936		Community Bank System, Inc	150
3,149		Community Trust Bancorp, Inc	111
9,127	e	Cullen/Frost Bankers, Inc	503
46,680	*	Customers Bancorp, Inc	1,103
331,500		DBS Group Holdings Ltd	3,776
66,896		DNB NOR Holding ASA	790
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,051		East West Bancorp, Inc	$326
49,985	*	FCB Financial Holdings, Inc	1,663
14,531		Federal Agricultural Mortgage Corp (Class C)	548
5,021		First Bancorp (NC)	95
451		First Citizens Bancshares, Inc (Class A)	113
106,588		First Commonwealth Financial Corp	944
2,793		First Community Bancshares, Inc	55
6,726		First Financial Bancorp	122
26,945	e	First Financial Bankshares, Inc	797
24,484		First Interstate Bancsystem, Inc	689
28,002		First Merchants Corp	660
235,971		First Niagara Financial Group, Inc	2,284
15,305		Flushing Financial Corp	331
16,186		FNB Corp	211
2,590		Glacier Bancorp, Inc	66
8,088		Great Southern Bancorp, Inc	300
5,441		Hancock Holding Co	125
573,600		Hang Seng Bank Ltd	10,149
18,958		Heartland Financial USA, Inc	584
23,893		Heritage Financial Corp	420
16,335	*	HomeStreet, Inc	340
25,514	*	HomeTrust Bancshares, Inc	468
4,850,882		HSBC Holdings plc	30,167
9,593		IBERIABANK Corp	492
16,736		Independent Bank Corp (MA)	769
1,147		International Bancshares Corp	28
142,650		Investors Bancorp, Inc	1,660
205,232		KBC Groep NV	10,569
1,087,506		Keycorp	12,006
21,058		Lakeland Bancorp, Inc	214
9,083		Lakeland Financial Corp	416
170,095		M&T Bank Corp	18,881
1,800		MB Financial, Inc	58
61,360	*	MGIC Investment Corp	471
597,000		Mitsui Trust Holdings, Inc	1,748
6,730,000		Mizuho Financial Group, Inc	10,030
908,308		National Australia Bank Ltd	18,238
44,990		National Bank Holdings Corp	917
68,401	e	National Penn Bancshares, Inc	728
996,789		Natixis	4,900
13,443		NBT Bancorp, Inc	362
145,456		New York Community Bancorp, Inc	2,313
1,196,417		Nordea Bank AB	11,476
29,783		Northfield Bancorp, Inc	490
57,600	e	OFG Bancorp	403
19,938		Old National Bancorp	243
12,392		Opus Bank	421
22,911		PacWest Bancorp	851
13,331		Peoples Bancorp, Inc	261
2,728	e	People’s United Financial, Inc	43
22,527	*	PHH Corp	283
7,054		Pinnacle Financial Partners, Inc	346
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

405,601		PNC Financial Services Group, Inc	$34,302
130,498		Popular, Inc	3,734
20,422		PrivateBancorp, Inc	788
53,363		Provident Financial Services, Inc	1,077
244,880		Radian Group, Inc	3,037
12,261		Renasant Corp	404
155,400		Resona Holdings, Inc	554
283,300		Royal Bank of Canada	16,323
8,068		S&T Bancorp, Inc	208
183,355		Skandinaviska Enskilda Banken AB (Class A)	1,749
21,968		Southside Bancshares, Inc	573
1,762,146	*	Standard Chartered plc	11,917
18,394		State Bank & Trust Co	363
6,037		Stock Yards Bancorp, Inc	233
488,800		Sumitomo Mitsui Financial Group, Inc	14,839
28,454	*	SVB Financial Group	2,904
125,439		Swedbank AB (A Shares)	2,694
800	*	Texas Capital Bancshares, Inc	31
12,553		TFS Financial Corp	218
41,386	*	The Bancorp, Inc	237
557,231	e	Toronto-Dominion Bank	24,053
11,306	e	TowneBank	217
10,551		Trico Bancshares	267
4,770	*	Tristate Capital Holdings, Inc	60
1,700		Trustmark Corp	39
9,733		UMB Financial Corp	503
35,151		Umpqua Holdings Corp	558
14,643		Union Bankshares Corp	361
10,908	e	United Bankshares, Inc	400
21,383		United Financial Bancorp, Inc (New)	269
8,965		Univest Corp of Pennsylvania	175
992,937		US Bancorp	40,303
32,554	*	Walker & Dunlop, Inc	790
37,869	*,e	Walter Investment Management Corp	289
3,203		Washington Trust Bancorp, Inc	120
13,956		Webster Financial Corp	501
9,371		WesBanco, Inc	278
14,035	e	Westamerica Bancorporation	684
50,433	*	Western Alliance Bancorp	1,683
979,722		Westpac Banking Corp	22,756
63,519		Wilshire Bancorp, Inc	654
1,110		Wintrust Financial Corp	49
5,244		WSFS Financial Corp	171
37,356		Zions Bancorporation	904
		TOTAL BANKS	507,064

CAPITAL GOODS - 3.9%
331,945		3M Co	55,312
6,541		A.O. Smith Corp	499
9,110	e	Advanced Drainage Systems, Inc	194
75,930		Alfa Laval AB	1,240
1,796	e	American Science & Engineering, Inc	50
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

310,304		Ametek, Inc	$15,509
11,670		Argan, Inc	410
368,000		Asahi Glass Co Ltd	2,014
137,861		Assa Abloy AB	2,714
229,419		Atlas Copco AB (A Shares)	5,758
242,593		Atlas Copco AB (B Shares)	5,709
102,199		Barnes Group, Inc	3,580
2,120	*	Beacon Roofing Supply, Inc	87
107,493		Bouygues S.A.	4,370
29,997		Briggs & Stratton Corp	718
116,374	*	Builders FirstSource, Inc	1,312
177,259		Bunzl plc	5,142
235,563		Caterpillar, Inc	18,030
818		Chicago Bridge & Iron Co NV	30
845,516		CNH Industrial NV	5,740
295,435		Compagnie de Saint-Gobain	12,977
196,231		Cummins, Inc	21,574
47,600		Daikin Industries Ltd	3,555
428,149		Danaher Corp	40,614
179,986	e	Deere & Co	13,857
7,468		Dover Corp	480
343,966		Eaton Corp	21,519
4,941		EMCOR Group, Inc	240
19,159	*	Esterline Technologies Corp	1,228
152,130	e	Fastenal Co	7,454
77,768		Ferrovial S.A.	1,669
215		Flowserve Corp	10
558		Fluor Corp	30
21,626		GEA Group AG.	1,055
21,073		Geberit AG.	7,874
20,413		H&E Equipment Services, Inc	358
62,217		Hexcel Corp	2,719
164,600		Hino Motors Ltd	1,779
83,600	e	Hitachi Construction Machinery Co Ltd	1,327
362,478		Illinois Tool Works, Inc	37,132
134,981		Ingersoll-Rand plc	8,370
500	*	Jacobs Engineering Group, Inc	22
96,000	e	Kawasaki Heavy Industries Ltd	277
1,269,870	e	Keppel Corp Ltd	5,490
26,450	*,e	KEYW Holding Corp	176
478,400		Komatsu Ltd	8,133
366,572		Koninklijke Philips Electronics NV	10,441
374,000		Kubota Corp	5,105
25,552		Legrand S.A.	1,428
676		Lincoln Electric Holdings, Inc	40
438,365		Masco Corp	13,787
121,857		Meggitt plc	710
44,954	*	Meritor, Inc	362
1,101	*	Middleby Corp	118
731,400		Mitsubishi Corp	12,376
794,000		Mitsubishi Electric Corp	8,319
6,490	*	MYR Group, Inc	163
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

83,000		NGK Insulators Ltd	$1,532
56,464		Nordson Corp	4,294
95,100		NSK Ltd	870
150,887		Owens Corning, Inc	7,134
287,650		Paccar, Inc	15,732
35,585		Parker Hannifin Corp	3,953
105,679		Pentair plc	5,734
127,194	*,e	Plug Power, Inc	261
76,969	*	Quanta Services, Inc	1,736
186,394		Rexel S.A.	2,657
30,501		Rockwell Automation, Inc	3,469
55,321		Rockwell Collins, Inc	5,101
36,922		Roper Industries, Inc	6,748
9,907	*	Rush Enterprises, Inc (Class A)	181
238,948		Sandvik AB	2,468
242,767		Schneider Electric S.A.	15,299
84,000		Shimizu Corp	711
43,110		Skanska AB (B Shares)	983
42,500	e	SKF AB (B Shares)	766
164,030		Smiths Group plc	2,529
153		Snap-On, Inc	24
22,131		Sulzer AG.	2,195
999,400		Sumitomo Corp	9,917
5,435		TAL International Group, Inc	84
8,464		Tennant Co	436
8,405	*,e	Titan Machinery, Inc	97
72,400		Toyota Tsusho Corp	1,634
45,231		Travis Perkins plc	1,185
18,214	*	United Rentals, Inc	1,133
7,724	*	Veritiv Corp	288
95,420		Vestas Wind Systems AS	6,723
211,711		Vinci S.A.	15,714
1,013,199	e	Volvo AB (B Shares)	11,097
260	e	W.W. Grainger, Inc	61
15,766	*	Wabash National Corp	208
70,068		Wartsila Oyj (B Shares)	3,167
121,923		Wolseley plc	6,882
20,710		Woodward Governor Co	1,077
		TOTAL CAPITAL GOODS	525,266

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,604		ABM Industries, Inc	84
52,489		Acacia Research (Acacia Technologies)	199
203,949	*	ACCO Brands Corp	1,832
1,518		ADT Corp	63
192,208		Aggreko plc	2,968
286,832		Brambles Ltd	2,657
37,237		Bureau Veritas S.A.	828
269,660		Capita Group plc	4,026
9,841		CEB, Inc	637
117,294	*	Copart, Inc	4,782
55,000		Dai Nippon Printing Co Ltd	488
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,020		Deluxe Corp	$1,501
68,161		Dun & Bradstreet Corp	7,026
107,898		Equifax, Inc	12,332
21,199		Exponent, Inc	1,081
2,000		Heidrick & Struggles International, Inc	47
2,948	*	ICF International, Inc	101
9,308	*	IHS, Inc (Class A)	1,156
17,437		Insperity, Inc	902
77,051		Intertek Group plc	3,499
4,335		Kelly Services, Inc (Class A)	83
5,113		Kforce, Inc	100
30,322		Manpower, Inc	2,469
11,581	*	Mistras Group, Inc	287
2,100		Mobile Mini, Inc	69
43,417	*	Navigant Consulting, Inc	686
1,000	*	On Assignment, Inc	37
109,843		R.R. Donnelley & Sons Co	1,801
15,053		Resources Connection, Inc	234
154,881		Robert Half International, Inc	7,214
16,303	*	RPX Corp	184
56,100		Secom Co Ltd	4,163
4,679		SGS S.A.	9,880
1,544	*	SP Plus Corp	37
8,899	*	Team, Inc	270
27,563		Tetra Tech, Inc	822
113,000		Toppan Printing Co Ltd	947
3,462		Tyco International plc	127
18,776		Viad Corp	548
21,774		Waste Management, Inc	1,285
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	77,452

CONSUMER DURABLES & APPAREL - 1.1%
118,125		Adidas-Salomon AG.	13,792
407,529		Barratt Developments plc	3,272
287,177		Burberry Group plc	5,614
87,628		Callaway Golf Co	799
47,248		Christian Dior S.A.	8,556
1,447		CSS Industries, Inc	40
24,000		Electrolux AB (Series B)	630
21,476	e	Ethan Allen Interiors, Inc	683
23,400		Gildan Activewear, Inc	714
29,168		Hanesbrands, Inc	827
536		Hasbro, Inc	43
102,799	*	Kate Spade & Co	2,623
1,061,800		Matsushita Electric Industrial Co Ltd	9,617
433,141		Mattel, Inc	14,562
36,199	*	Meritage Homes Corp	1,320
362	*	Michael Kors Holdings Ltd	21
10,272	*	Mohawk Industries, Inc	1,961
20,763		Movado Group, Inc	572
607	e	Newell Rubbermaid, Inc	27
752,924		Nike, Inc (Class B)	46,282
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

73,900	e	Nikon Corp	$1,130
28,027		Pandora AS	3,664
50,000		Sekisui Chemical Co Ltd	616
98,400		Sekisui House Ltd	1,660
379,500		Sony Corp	9,757
762,926		Taylor Wimpey plc	2,079
51,260	*	Under Armour, Inc (Class A)	4,348
19,426	*	Unifi, Inc	445
138,658		VF Corp	8,980
680		Whirlpool Corp	123
695,000		Yue Yuen Industrial Holdings	2,389
		TOTAL CONSUMER DURABLES & APPAREL	147,146

CONSUMER SERVICES - 1.6%
197,867		Accor S.A.	8,370
7,799	*	Ascent Media Corp (Series A)	116
1,289		Bob Evans Farms, Inc	60
25,421		Brinker International, Inc	1,168
67,510		Choice Hotels International, Inc	3,649
90,565		Darden Restaurants, Inc	6,005
1,346		DineEquity, Inc	126
42,146		Domino’s Pizza, Inc	5,557
7,832		Dunkin Brands Group, Inc	369
5,999		Hilton Worldwide Holdings, Inc	135
219,739		InterContinental Hotels Group plc	9,041
10,177	*	Intrawest Resorts Holdings Inc	87
6,202		Marcus Corp	118
290,043	e	Marriott International, Inc (Class A)	20,645
451,410		McDonald’s Corp	56,733
444,298	*	MGM Resorts International	9,526
52,700	e	Oriental Land Co Ltd	3,731
26,295	*	Popeyes Louisiana Kitchen, Inc	1,369
36,382		Royal Caribbean Cruises Ltd	2,989
118,640	*	Ruby Tuesday, Inc	638
95,145	*	ServiceMaster Global Holdings, Inc	3,585
29,578		Sonic Corp	1,040
794,709		Starbucks Corp	47,444
89,029		Starwood Hotels & Resorts Worldwide, Inc	7,428
307,463		TUI AG. (DI)	4,756
169,591		Whitbread plc	9,627
745,304		William Hill plc	3,487
461		Wyndham Worldwide Corp	35
		TOTAL CONSUMER SERVICES	207,834

DIVERSIFIED FINANCIALS - 3.0%
877,251		3i Group plc	5,736
858,335		Aberdeen Asset Management plc	3,407
93,100		AEON Financial Service Co Ltd	2,192
30,126	*	Ally Financial, Inc	564
513,353		American Express Co	31,520
1,494		Ameriprise Financial, Inc	140
909,353		Bank of New York Mellon Corp	33,491
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

106,775		BlackRock, Inc	$36,364
1,072,049		Charles Schwab Corp	30,039
308,966		CME Group, Inc	29,676
10,439	*,e	Credit Acceptance Corp	1,895
131,991		Deutsche Boerse AG.	11,238
567,210		Discover Financial Services	28,882
28,426	*	Eurazeo	1,920
129,434		Exor S.p.A.	4,631
6,214		Factset Research Systems, Inc	942
366,118		Franklin Resources, Inc	14,297
41,363	*,e	Green Dot Corp	950
580,495		Hong Kong Exchanges and Clearing Ltd	13,988
103,529		Industrivarden AB	1,762
1,319,590		ING Groep NV	15,791
116,538		IntercontinentalExchange Group, Inc	27,403
327,192		Invesco Ltd	10,068
790,188		Investec plc	5,796
35,326		Investment Technology Group, Inc	781
58,141		Kinnevik Investment AB (Series B)	1,647
54,861		Legg Mason, Inc	1,903
265,518		London Stock Exchange Group plc	10,726
440,100		Mitsubishi UFJ Lease & Finance Co Ltd	1,930
76,409		NASDAQ OMX Group, Inc	5,072
16,056		Nelnet, Inc (Class A)	632
418,824		Northern Trust Corp	27,295
5,879	*	Pico Holdings, Inc	60
10,635	*	Safeguard Scientifics, Inc	141
116,083		Schroders plc	4,463
467		SEI Investments Co	20
421,536		State Street Corp	24,668
130,961		T Rowe Price Group, Inc	9,620
4,056		TD Ameritrade Holding Corp	128
1,664		Voya Financial, Inc	50
24,912		Wendel	2,709
104,555	e	WisdomTree Investments, Inc	1,195
		TOTAL DIVERSIFIED FINANCIALS	405,732

ENERGY - 3.7%
137,043	e	AltaGas Income Trust	3,524
646	*	Antero Resources Corp	16
300,897		Apache Corp	14,687
78,800	e	ARC Resources Ltd	1,146
17,093	e	Atwood Oceanics, Inc	157
263,749		Baker Hughes, Inc	11,560
85,409	*	Callon Petroleum Co	756
254,636		Caltex Australia Ltd	6,641
129,480	*	Cameron International Corp	8,682
3,077	e	CARBO Ceramics, Inc	44
756,836		Cenovus Energy, Inc (Toronto)	9,848
245,497	*,e	Cheniere Energy, Inc	8,305
61,417		Cimarex Energy Co	5,974
92,211	*,e	Clean Energy Fuels Corp	270
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

417,653		Columbia Pipeline Group, Inc	$10,483
30,233	*	Concho Resources, Inc	3,055
275,520		ConocoPhillips	11,095
255,515	*,e	Continental Resources, Inc	7,757
435,825	e	Crescent Point Energy Corp	6,034
7,175		Delek Group Ltd	1,232
2,500		Delek US Holdings, Inc	38
439,969		Devon Energy Corp	12,073
396,381	e	Enbridge, Inc	15,431
780,831	e	EnCana Corp	4,762
2,011		Energen Corp	74
442,537		EOG Resources, Inc	32,119
42,434		EQT Corp	2,854
398,930		Galp Energia SGPS S.A.	5,009
18,384	*,e	Geospace Technologies Corp	227
16,052		Green Plains Renewable Energy, Inc	256
307,225		Hess Corp	16,175
315,600		Inpex Holdings, Inc	2,390
161,289	e	Keyera Corp	4,896
583,545		Kinder Morgan, Inc	10,422
65,671		Koninklijke Vopak NV	3,266
514,987		Marathon Oil Corp	5,737
458,339		Marathon Petroleum Corp	17,041
21,626	*	Matrix Service Co	383
308,654	*,e	McDermott International, Inc	1,262
419,013	e	National Oilwell Varco, Inc	13,031
10,984	*	Natural Gas Services Group, Inc	238
174,129	e	Neste Oil Oyj	5,722
232,452		Noble Energy, Inc	7,301
492,702	*	Occidental Petroleum Corp	33,716
225,695		OMV AG.	6,337
155,731	e	Oneok, Inc	4,650
39,397	*	PDC Energy, Inc	2,342
234,611		Petrofac Ltd	3,096
414,084		Phillips 66	35,856
136,604		Pioneer Natural Resources Co	19,226
929,390		Repsol YPF S.A.	10,450
7,692	*	RigNet, Inc	105
143,626		Schlumberger Ltd	10,592
894	*,e	SEACOR Holdings, Inc	49
20,773	e	SM Energy Co	389
856,388		Spectra Energy Corp	26,206
757,246	e	Statoil ASA	11,827
629,023		Suncor Energy, Inc	17,518
88,722		Superior Energy Services	1,188
25,730		Technip S.A.	1,426
115,564		Tenaris S.A.	1,434
16,079		Tesco Corp	138
9,750		Tesoro Corp	839
83,049	*	Tetra Technologies, Inc	527
27,062	*,e	Unit Corp	238
165,865		Valero Energy Corp	10,639
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

493,407	*	Weatherford International Ltd	$3,839
91,978	e	Western Refining, Inc	2,676
447,571		Williams Cos, Inc	7,192
416,562		Woodside Petroleum Ltd	8,333
		TOTAL ENERGY	492,801

FOOD & STAPLES RETAILING - 1.0%
179,300		Aeon Co Ltd	2,590
283,858		Carrefour S.A.	7,798
53,305	e	Casino Guichard Perrachon S.A.	3,051
46,214		Colruyt S.A.	2,687
55,107		Delhaize Group	5,743
558,408	e	J Sainsbury plc	2,213
59,300		Jeronimo Martins SGPS S.A.	969
56,260		Koninklijke Ahold NV	1,264
744,261		Kroger Co	28,468
85,325		Loblaw Cos Ltd	4,778
117,011	e	Metro AG.	3,620
5,869	*,e	Natural Grocers by Vitamin C	125
159,500		Seven & I Holdings Co Ltd	6,796
9,498		Spartan Stores, Inc	288
749,786		Sysco Corp	35,037
4,275,196	*	Tesco plc	11,742
347,886		Wesfarmers Ltd	11,042
101,704		Whole Foods Market, Inc	3,164
933,215	e	WM Morrison Supermarkets plc	2,658
		TOTAL FOOD & STAPLES RETAILING	134,033

FOOD, BEVERAGE & TOBACCO - 2.6%
402,000		Ajinomoto Co, Inc	9,064
112,409		Aryzta AG.	4,645
246,744		Associated British Foods plc	11,838
29,826		Bunge Ltd	1,690
13,259		Calavo Growers, Inc	757
225,588		Campbell Soup Co	14,390
531,423		Coca-Cola Amatil Ltd	3,599
2,943		Coca-Cola Enterprises, Inc	149
188,157		Coca-Cola HBC AG.	3,990
133,964		ConAgra Foods, Inc	5,978
19,775	*	Darling International, Inc	260
142,224		Dr Pepper Snapple Group, Inc	12,718
14,539		Flowers Foods, Inc	268
5,006		Fresh Del Monte Produce, Inc	211
589,825		General Mills, Inc	37,365
233,378		Groupe Danone	16,559
265,634		Hormel Foods Corp	11,486
1,780		J.M. Smucker Co	231
323,360		Kellogg Co	24,753
102,272		Kerry Group plc (Class A)	9,511
138,000	e	Kikkoman Corp	4,530
419,210		Kraft Heinz Co	32,933
1,163		Lindt & Spruengli AG.	7,206
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

97		Lindt & Spruengli AG. (Registered)	$7,256
1,461		McCormick & Co, Inc	145
75,316		Mead Johnson Nutrition Co	6,400
984,215		Mondelez International, Inc	39,487
41,500		Nissin Food Products Co Ltd	1,949
424,084		Orkla ASA	3,836
627,323		PepsiCo, Inc	64,288
131,100		Suntory Beverage & Food Ltd	5,898
432,815		Tate & Lyle plc	3,587
57,000		Toyo Suisan Kaisha Ltd	2,046
2,039	*	WhiteWave Foods Co (Class A)	83
82,200	e	Yakult Honsha Co Ltd	3,637
		TOTAL FOOD, BEVERAGE & TOBACCO	352,743

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
14,105		Abaxis, Inc	640
54,121	*	Acadia Healthcare Co, Inc	2,983
5,828		Aceto Corp	137
61,900	*	Alere, Inc	3,133
18,400		Alfresa Holdings Corp	353
8,037	*	Align Technology, Inc	584
70,322	*	Amedisys, Inc	3,399
234,730		AmerisourceBergen Corp	20,316
42,802	*	AMN Healthcare Services, Inc	1,439
14,038	*	Amsurg Corp	1,047
8,741		Analogic Corp	691
21,695	*	Angiodynamics, Inc	267
214,065		Anthem, Inc	29,753
33,318	*,e	athenahealth, Inc	4,624
12,617	*,e	AtriCure, Inc	212
221,594		Becton Dickinson & Co	33,642
38,727	*	Brookdale Senior Living, Inc	615
19,911	*	Capital Senior Living Corp	369
371,930		Cardinal Health, Inc	30,480
141,676	*	Centene Corp	8,723
203,334	*	Cerner Corp	10,769
123,596	*,e	Cerus Corp	733
4,495		Chemed Corp	609
208,817		Cigna Corp	28,658
80,658		Coloplast AS	6,104
10,556	e	Computer Programs & Systems, Inc	550
6,502	*	Corvel Corp	256
7,258		DENTSPLY SIRONA, Inc	447
196,101	*	Edwards Lifesciences Corp	17,298
928	*	Envision Healthcare Holdings, Inc	19
107,358		Essilor International S.A.	13,228
41,904	*	ExamWorks Group, Inc	1,239
36,895	*,e	GenMark Diagnostics, Inc	194
6,176	*	Greatbatch, Inc	220
4,374	*	Haemonetics Corp	153
1,607,724		Healthscope Ltd	3,271
5,292	*	HealthStream, Inc	117
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,669	*	Healthways, Inc	$47
23,938	*	Henry Schein, Inc	4,132
10,561	*	HMS Holdings Corp	152
79,296	*	Hologic, Inc	2,736
136,156		Humana, Inc	24,910
62,766	*	Idexx Laboratories, Inc	4,916
1,970	*	Laboratory Corp of America Holdings	231
7,496		Landauer, Inc	248
35,057	*,e	LDR Holding Corp	894
14,973	*	LHC Group, Inc	532
56,692	*	LifePoint Hospitals, Inc	3,926
1,474	*	Medidata Solutions, Inc	57
37,285	*	Merit Medical Systems, Inc	689
38,680	*	Molina Healthcare, Inc	2,494
29,647	*	Natus Medical, Inc	1,139
43,949	*	NxStage Medical, Inc	659
35,374	*	Omnicell, Inc	986
63,605	*	OraSure Technologies, Inc	460
2,718		Owens & Minor, Inc	110
86,208		Patterson Cos, Inc	4,011
37,377	*	PharMerica Corp	826
9,453	*	Premier, Inc	315
13,346	*	Providence Service Corp	682
44,964		Quality Systems, Inc	685
19,707	*	Quidel Corp	340
131,737		Ramsay Health Care Ltd	6,185
1,152		Resmed, Inc	67
262,116		Ryman Healthcare Ltd	1,513
78,658		Select Medical Holdings Corp	929
3,035	*,e	Spectranetics Corp	44
44,483	*,e	Staar Surgical Co	329
9,158	*	Surgical Care Affiliates, Inc	424
39,900		Suzuken Co Ltd	1,354
96,000		Sysmex Corp	6,002
16,542	*	Triple-S Management Corp (Class B)	411
25,547		Universal American Corp	182
14,275		US Physical Therapy, Inc	710
500	*	Varian Medical Systems, Inc	40
15,165	*	Vascular Solutions, Inc	493
4,049	*	VCA Antech, Inc	234
33,652	*	Vocera Communications, Inc	429
11,103	*	Wright Medical Group NV	184
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	302,979

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
572,038		Colgate-Palmolive Co	40,415
121,560		Estee Lauder Cos (Class A)	11,464
10,281		Henkel KGaA	1,008
52,361		Henkel KGaA (Preference)	5,760
41,500		Kao Corp	2,213
168,281		Kimberly-Clark Corp	22,635
82,398		L’Oreal S.A.	14,740
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

29,646		Medifast, Inc	$895
1,005,172		Procter & Gamble Co	82,736
181,363		Reckitt Benckiser Group plc	17,494
14,496		Svenska Cellulosa AB (B Shares)	452
423,636		Unilever NV	19,046
385,916		Unilever plc	17,402
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	236,260

INSURANCE - 3.5%
1,165,505		Aegon NV	6,405
510,081		Aflac, Inc	32,207
138,786		Allianz AG.	22,540
1,459,833		AMP Ltd	6,471
10,941		Arthur J. Gallagher & Co	487
79,754		Aspen Insurance Holdings Ltd	3,804
560,069		Assicurazioni Generali S.p.A.	8,291
1,897,789		Aviva plc	12,391
721,000		AXA S.A.	16,906
72,699		Axis Capital Holdings Ltd	4,032
648,545	*	Berkshire Hathaway, Inc (Class B)	92,015
336,331		Chubb Ltd	40,074
177,318		CNP Assurances	2,761
11,746		Employers Holdings, Inc	331
4,246		Endurance Specialty Holdings Ltd	277
2,599	*	Enstar Group Ltd	423
279,927		Hartford Financial Services Group, Inc	12,899
463,822		Insurance Australia Group Ltd	1,981
1,916		Kemper Corp	57
821,139		Legal & General Group plc	2,767
485,123		Marsh & McLennan Cos, Inc	29,491
73,770		Muenchener Rueckver AG.	14,971
4,300		NKSJ Holdings, Inc	122
3,842,475		Old Mutual plc	10,613
233,299		Principal Financial Group	9,204
448,068		Progressive Corp	15,745
376,398		Prudential Financial, Inc	27,183
904,366		Prudential plc	16,829
59,819		QBE Insurance Group Ltd	500
6,942		Reinsurance Group of America, Inc (Class A)	668
43,163		RenaissanceRe Holdings Ltd	5,172
333,784		RSA Insurance Group plc	2,275
998,241		Standard Life plc	5,090
21,338		Stewart Information Services Corp	774
161,456		Swiss Re Ltd	14,909
172,600		T&D Holdings, Inc	1,612
307,934		Travelers Cos, Inc	35,939
1,038		Willis Towers Watson plc	123
65,076		Zurich Financial Services AG.	15,092
		TOTAL INSURANCE	473,431

MATERIALS - 3.2%
61,387		Agnico-Eagle Mines Ltd	2,221
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

34,866	e	Agrium, Inc	$3,078
141,893		Air Liquide	15,919
236,880		Air Products & Chemicals, Inc	34,123
23,600		Akzo Nobel NV	1,609
563		Albemarle Corp	36
61,000		Asahi Kasei Corp	412
116,427		Avery Dennison Corp	8,396
63,073		Ball Corp	4,496
294,271		BASF SE	22,128
366,160		Boliden AB	5,841
45,761		Celanese Corp (Series A)	2,997
63,760	*,e	Century Aluminum Co	449
2,372	*	Clearwater Paper Corp	115
131,361		Commercial Metals Co	2,229
142,546		CRH plc	4,026
5,941		DSM NV	327
37,546		Eastman Chemical Co	2,712
296,124		Ecolab, Inc	33,024
5,690	*	Ferro Corp	68
346,960		Fletcher Building Ltd	1,891
69,111	*,e	Flotek Industries, Inc	507
28,710		Franco-Nevada Corp	1,763
5,229		Givaudan S.A.	10,248
65,302		H.B. Fuller Co	2,772
48,214		HeidelbergCement AG.	4,120
270,678		Holcim Ltd	12,711
23,190		Innophos Holdings, Inc	717
9,797		International Flavors & Fragrances, Inc	1,115
200,795		International Paper Co	8,241
24,170	*	Intrepid Potash, Inc	27
462,700		JFE Holdings, Inc	6,214
115,470		Johnson Matthey plc	4,539
112,139	e	K&S AG.	2,616
500,300	*	Kinross Gold Corp	1,707
2,580,000		Kobe Steel Ltd	2,268
7,764	*	Kraton Polymers LLC	134
58,000		Kuraray Co Ltd	709
94,228		Linde AG.	13,691
173,029	*	Louisiana-Pacific Corp	2,962
329,993		LyondellBasell Industries AF S.C.A	28,241
38,519		Minerals Technologies, Inc	2,190
1,828,000		Mitsubishi Materials Corp	5,157
120,960		Mitsui Chemicals, Inc	403
1,024		Mondi plc	20
104,804		Mosaic Co	2,830
9,891		Myers Industries, Inc	127
2,220		Neenah Paper, Inc	141
537,747	*	Newcrest Mining Ltd	6,959
1,000		Nippon Paint Co Ltd	22
538,000		Nippon Steel Corp	10,314
21,200	e	Nitto Denko Corp	1,181
1,270,491		Norsk Hydro ASA	5,220
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

416,543		Nucor Corp	$19,702
11,843		PolyOne Corp	358
539,376		Potash Corp of Saskatchewan	9,182
2,189		PPG Industries, Inc	244
259,544		Praxair, Inc	29,705
1,380		Quaker Chemical Corp	117
8,303		Reliance Steel & Aluminum Co	574
24,000		Royal Gold, Inc	1,231
19,955		Schnitzer Steel Industries, Inc (Class A)	368
19,423		Sealed Air Corp	932
52,085		Sherwin-Williams Co	14,827
101,400		Shin-Etsu Chemical Co Ltd	5,237
264,389	e	Silver Wheaton Corp	4,387
1,200		Stepan Co	66
74,982	*,e	Stillwater Mining Co	799
474,729		Stora Enso Oyj (R Shares)	4,242
1,177,000		Sumitomo Chemical Co Ltd	5,328
642,000		Sumitomo Metal Mining Co Ltd	6,352
686,545	e	Teck Cominco Ltd	5,207
305,000		Toray Industries, Inc	2,603
51,700		Toyo Seikan Kaisha Ltd	967
14,076	*,e	Trinseo S.A.	518
57,094		Umicore	2,834
402,900	e	UPM-Kymmene Oyj	7,284
59,447		Valspar Corp	6,362
177,174		WestRock Co	6,915
66,360	*	Worthington Industries, Inc	2,365
		TOTAL MATERIALS	424,669

MEDIA - 1.8%
67,827	*,e	Charter Communications, Inc	13,730
42,059		Cinemark Holdings, Inc	1,507
103,369	e	Clear Channel Outdoor Holdings, Inc (Class A)	486
49,500		Dentsu, Inc	2,483
200,245	*,e	Discovery Communications, Inc (Class A)	5,733
429,386	*	Discovery Communications, Inc (Class C)	11,594
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,305
21,453	*	Entercom Communications Corp (Class A)	227
80,337		Entravision Communications Corp (Class A)	598
18,968	*	Gray Television, Inc	222
526,783		ITV plc	1,820
1,894		JC Decaux S.A.	83
10,069		John Wiley & Sons, Inc (Class A)	492
2,190		Kabel Deutschland Holding AG.	245
15,813		Lagardere S.C.A.	420
20,124	*	Liberty Broadband Corp (Class A)	1,170
4,448	*	Liberty Global plc	167
2,960	*	Liberty Global plc (Class A)	114
17,183	*	Media General, Inc	280
177,989		New York Times Co (Class A)	2,218
668,287		Pearson plc	8,375
102,176		ProSiebenSat. Media AG.	5,245
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

247,239		Reed Elsevier plc	$4,587
1,550		Scholastic Corp	58
34,566		Scripps Networks Interactive (Class A)	2,264
85,295		SES Global S.A.	2,495
162,694	e	Shaw Communications, Inc (B Shares)	3,143
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,858
332,800	e	Singapore Press Holdings Ltd	987
207,307		Time Warner Cable, Inc	42,419
543,847		Time Warner, Inc	39,456
317,818		Vivendi Universal S.A.	6,661
664,919		Walt Disney Co	66,033
37,566		Wolters Kluwer NV	1,497
625,558		WPP plc	14,560
		TOTAL MEDIA	244,532

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
72,318	*,e	Acadia Pharmaceuticals, Inc	2,022
77,757		Actelion Ltd	11,604
101,334	*	Affymetrix, Inc	1,420
372,711		Agilent Technologies, Inc	14,853
101,464	*,e	Akorn, Inc	2,387
158,312	*	Alexion Pharmaceuticals, Inc	22,040
350,900		Amgen, Inc	52,610
1,011,588		Astellas Pharma, Inc	13,444
118,967	*	Biogen Idec, Inc	30,969
52,764	*	BioMarin Pharmaceutical, Inc	4,352
43,942	*,e	Bluebird Bio, Inc	1,868
797,362		Bristol-Myers Squibb Co	50,935
39,475	*	Cambrex Corp	1,737
383,194	*	Celgene Corp	38,354
39,088	*,e	Cempra, Inc	685
57,720	*	Cepheid, Inc	1,926
170,500		Chugai Pharmaceutical Co Ltd	5,276
77,465	*,e	Depomed, Inc	1,079
114,100		Eisai Co Ltd	6,860
15,784	*,e	Fluidigm Corp	127
11,555	*	Genomic Health, Inc	286
620,886		Gilead Sciences, Inc	57,035
1,343,455		GlaxoSmithKline plc	27,196
4,270	*	Immunogen, Inc	36
121,343	*,e	Immunomedics, Inc	303
20,482	*,e	Inovio Pharmaceuticals, Inc	178
32,759	*	Intra-Cellular Therapies, Inc	911
1,495	*,e	Ionis Pharmaceuticals, Inc	61
930,497		Johnson & Johnson	100,680
8,898	*,e	Kite Pharma, Inc	409
206,000		Kyowa Hakko Kogyo Co Ltd	3,287
49,633		Lonza Group AG.	8,390
1,156,605		Merck & Co, Inc	61,196
117,612		Merck KGaA	9,783
2,322	*	Mettler-Toledo International, Inc	801
115,217	*,e	MiMedx Group, Inc	1,007
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

37,564	*	Momenta Pharmaceuticals, Inc	$347
170,288	*,e	Nektar Therapeutics	2,341
532,674		Novartis AG.	38,540
522,720		Novo Nordisk AS	28,307
19,069	*,e	Opko Health, Inc	198
87,972	*,e	Orexigen Therapeutics, Inc	50
65,424		Orion Oyj (Class B)	2,160
12,565		PerkinElmer, Inc	621
48,719	*	Prestige Brands Holdings, Inc	2,601
41,556	*,e	Prothena Corp plc	1,710
179,008	*	Qiagen NV	3,981
547	*	Quintiles Transnational Holdings, Inc	36
40,666	*,e	Relypsa, Inc	551
34,568	*	Repligen Corp	927
163,207		Roche Holding AG.	40,074
90,249	*,e	Sangamo Biosciences, Inc	546
109,800		Santen Pharmaceutical Co Ltd	1,650
63,903	*,e	Sarepta Therapeutics, Inc	1,247
30,543	*	Sucampo Pharmaceuticals, Inc (Class A)	334
119,600	e	Sumitomo Dainippon Pharma Co Ltd	1,376
325,485		Takeda Pharmaceutical Co Ltd	14,839
44,995	*	Tetraphase Pharmaceuticals, Inc	208
273,472		Thermo Electron Corp	38,721
181,445	*	Vertex Pharmaceuticals, Inc	14,423
23,386	*	Waters Corp	3,085
112,104	*,e	Xenoport, Inc	506
8,246	*,e	Zafgen, Inc	55
454,408		Zoetis Inc	20,144
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	755,685

REAL ESTATE - 2.7%
83,800		Aeon Mall Co Ltd	1,240
13,025	*,e	Altisource Portfolio Solutions S.A.	314
19,852		American Campus Communities, Inc	935
362,399		American Tower Corp	37,099
1,199,598		Annaly Capital Management, Inc	12,308
2,022		AvalonBay Communities, Inc	385
119,509		Boston Properties, Inc	15,187
424,887		British Land Co plc	4,265
2,212		Brixmor Property Group, Inc	57
2,408,649		CapitaLand Ltd	5,478
3,430,300		CapitaMall Trust	5,316
167,239	*	CBRE Group, Inc	4,820
262,900		City Developments Ltd	1,592
39,077		Coresite Realty	2,736
332,732		Crown Castle International Corp	28,781
373,000		Daiwa House Industry Co Ltd	10,484
207,178		Dexus Property Group	1,258
5,728		Digital Realty Trust, Inc	507
159,367		Duke Realty Corp	3,592
53,626		Equinix, Inc	17,735
188,574		Equity Residential	14,149
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

255,532		First Industrial Realty Trust, Inc	$5,811
2,732		Forest City Realty Trust, Inc	58
12,158		Gecina S.A.	1,668
102,870		GPT Group (ASE)	394
86,130		Hammerson plc	714
529,437		HCP, Inc	17,249
338,849		Host Marriott Corp	5,659
346,000		Hysan Development Co Ltd	1,474
9,088		Icade	694
110,173		Iron Mountain, Inc	3,736
316,995		Land Securities Group plc	4,998
221,014		Lend Lease Corp Ltd	2,346
783,402	e	Liberty International plc	3,513
55,028		Macerich Co	4,360
312,176		Macquarie Goodman Group	1,596
727,767		Mirvac Group	1,078
522,810		Mitsui Fudosan Co Ltd	13,022
107,800		Nomura Real Estate Holdings, Inc	1,990
419,552		Prologis, Inc	18,536
56,247		Ryman Hospitality Properties	2,896
419,971		Segro plc	2,470
149,100		Shoei Co Ltd	1,422
207,339		Simon Property Group, Inc	43,062
1,306,210		Stockland Trust Group	4,273
555,500		Swire Pacific Ltd (Class A)	5,992
1,105,200		Swire Properties Ltd	2,991
51,546		Unibail-Rodamco	14,137
97,312		Ventas, Inc	6,127
119,874		Vornado Realty Trust	11,320
218,577		Welltower, Inc	15,156
1,409		Weyerhaeuser Co	44
		TOTAL REAL ESTATE	367,024

RETAILING - 2.0%
30,395	*	1-800-FLOWERS.COM, Inc (Class A)	240
249,956	e	American Eagle Outfitters, Inc	4,167
39,176	*	AutoZone, Inc	31,211
198,255	*	Bed Bath & Beyond, Inc	9,841
133,587		Best Buy Co, Inc	4,334
21,019		Big 5 Sporting Goods Corp	234
10,681		Blue Nile, Inc	275
7,961	*,e	Cabela’s, Inc	388
3,824		Canadian Tire Corp Ltd	398
82,643	*	Carmax, Inc	4,223
38,019		DSW, Inc (Class A)	1,051
18,500		Fast Retailing Co Ltd	5,911
36,865		Finish Line, Inc (Class A)	778
25,233	*	Francesca’s Holdings Corp	484
15,780	*	FTD Cos, Inc	414
730	e	GameStop Corp (Class A)	23
307,468	e	Gap, Inc	9,040
23,293		GNC Holdings, Inc	740
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

444,913	*,e	Groupon, Inc	$1,775
18,342		Haverty Furniture Cos, Inc	388
242,555		Hennes & Mauritz AB (B Shares)	8,073
26,410		HSN, Inc	1,382
466,198		Inditex S.A.	15,627
104,600		Jardine Cycle & Carriage Ltd	3,106
983,061		Kingfisher plc	5,302
6,985		Kirkland’s, Inc	122
232,746		Kohl’s Corp	10,848
14,795	*,e	Lands’ End, Inc	378
5,487,620	e	Li & Fung Ltd	3,251
3,010	*	LKQ Corp	96
581,353		Lowe’s Companies, Inc	44,038
32,219	*	MarineMax, Inc	627
336,563		Marks & Spencer Group plc	1,961
2,400	e	Marui Co Ltd	34
315,716	*	NetFlix, Inc	32,276
1,281		Next plc	99
67,018	e	Nordstrom, Inc	3,834
31,038		Nutri/System, Inc	648
484,272	*	Office Depot, Inc	3,438
8,683	e	Outerwall, Inc	321
14,754	*	Overstock.com, Inc	212
19,770	e	PetMed Express, Inc	354
35,119	e	Pier 1 Imports, Inc	246
50,268		PPR	8,975
343,340		Ross Stores, Inc	19,879
8,634		Shoe Carnival, Inc	233
48,657	*	Shutterfly, Inc	2,256
471		Signet Jewelers Ltd	58
107,654	*	Sports Direct International plc	584
32,052	e	Stage Stores, Inc	258
357,969		Staples, Inc	3,948
10,684		Stein Mart, Inc	78
17,434		Tiffany & Co	1,279
16,438	*	Tile Shop Holdings, Inc	245
968		Tractor Supply Co	88
62,020		Ulta Salon Cosmetics & Fragrance, Inc	12,016
		TOTAL RETAILING	262,085

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
1,338		Analog Devices, Inc	79
1,346,568		Applied Materials, Inc	28,520
125,128		ASML Holding NV	12,592
15,582	*	Cirrus Logic, Inc	568
1,964,478		Intel Corp	63,551
22,521		Lam Research Corp	1,860
816		Microchip Technology, Inc	39
423,571		Nvidia Corp	15,092
273,014	*	ON Semiconductor Corp	2,618
130,376		Skyworks Solutions, Inc	10,156
70,690	*,e	SunPower Corp	1,579
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

732,632		Texas Instruments, Inc	$42,068
96,000		Tokyo Electron Ltd	6,253
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	184,975

SOFTWARE & SERVICES - 5.7%
401,252		Accenture plc	46,305
51,181	*	Actua Corp	463
396,575	*	Adobe Systems, Inc	37,199
96,936	*	Alphabet, Inc (Class A)	73,952
98,895	*	Alphabet, Inc (Class C)	73,672
36,042		Amadeus IT Holding S.A.	1,541
53,882	*	Angie’s List, Inc	435
19,618	*	Ansys, Inc	1,755
1,856	*	Aspen Technology, Inc	67
32,963		Atos Origin S.A.	2,677
192,487	*	Autodesk, Inc	11,224
301,113		Automatic Data Processing, Inc	27,013
8,147		Blackbaud, Inc	512
126,956		Broadridge Financial Solutions, Inc	7,530
404,991		CA, Inc	12,470
24,502	*	Cadence Design Systems, Inc	578
81,498		Cap Gemini S.A.	7,645
143,406	*	CGI Group, Inc	6,854
19,254	*	Cimpress NV	1,746
1,045	*	Citrix Systems, Inc	82
562,482	*	Cognizant Technology Solutions Corp (Class A)	35,268
42,872	*,e	comScore, Inc	1,288
20,058		Convergys Corp	557
29,477		CSG Systems International, Inc	1,331
29,547	*	DHI Group, Inc	238
55,764	*	Ellie Mae, Inc	5,054
2,810	*,e	EnerNOC, Inc	21
14,866	*	Euronet Worldwide, Inc	1,102
23,295		Fair Isaac Corp	2,471
10,190	*	FleetCor Technologies, Inc	1,516
1,924		Forrester Research, Inc	65
1,391,000		Fujitsu Ltd	5,144
156,154	*,e	Glu Mobile, Inc	440
32,941		Heartland Payment Systems, Inc	3,181
75,998	*,e	Infoblox, Inc	1,300
68,487	*	Internap Network Services Corp	187
402,587		International Business Machines Corp	60,972
328,898		Intuit, Inc	34,209
57,579		j2 Global, Inc	3,546
49,303		Jack Henry & Associates, Inc	4,170
58,827	*	Liquidity Services, Inc	305
10,138	*	LogMeIn, Inc	512
72,007	*	Manhattan Associates, Inc	4,095
42,742	*	Marketo, Inc	836
523,101		Mastercard, Inc (Class A)	49,433
1,000		MAXIMUS, Inc	53
111,793	*	Monster Worldwide, Inc	364
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,277	*,e	NetSuite, Inc	$224
19,743	*,e	NeuStar, Inc (Class A)	486
20,400		NTT Data Corp	1,023
38,014		Open Text Corp	1,969
1,505,456		Oracle Corp	61,588
112,604		Paychex, Inc	6,082
31,247	*	Perficient, Inc	679
10,156	*	Progress Software Corp	245
18,092	*	PROS Holdings, Inc	213
30,568	*	Qualys, Inc	774
37,137	*,e	Quotient Technology, Inc	394
34,583	*	RetailMeNot, Inc	277
48,225	*	RingCentral, Inc	759
7,887	*	Rovi Corp	162
495,727	*	Salesforce.com, Inc	36,599
293,785		SAP AG.	23,640
8,784	*	Sciquest, Inc	122
215,673	*,e	ServiceSource International LLC	919
17,778	*	SPS Commerce, Inc	763
17,515	*	Stamps.com, Inc	1,861
22,311	*	Sykes Enterprises, Inc	673
874,268		Symantec Corp	16,069
12,936	*	Syntel, Inc	646
15,116	*,e	Tangoe, Inc	119
3,633		TeleTech Holdings, Inc	101
21,843	*	Teradata Corp	573
41,418	*	Tyler Technologies, Inc	5,327
25,762	*	Ultimate Software Group, Inc	4,985
45,368	*,e	Unisys Corp	349
37,999	*,e	Vasco Data Security International	585
54,595	*	Website Pros, Inc	1,082
2,980		Western Union Co	57
132,015	*,e	Workday, Inc	10,144
1,970,774		Xerox Corp	21,994
907,166	*	Yahoo!, Inc	33,393
		TOTAL SOFTWARE & SERVICES	766,254

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
8,103		Adtran, Inc	164
4,234		Belden CDT, Inc	260
2,571	*	Benchmark Electronics, Inc	59
18,011		Black Box Corp	243
24,131	*	Calix, Inc	171
2,256,930		Cisco Systems, Inc	64,255
9,600		Cognex Corp	374
909	*	Coherent, Inc	83
4,145		Comtech Telecommunications Corp	97
522,374		Corning, Inc	10,912
80,260	*	Cray, Inc	3,364
25,052	*	Electronics for Imaging, Inc	1,062
1,451,473		EMC Corp	38,682
31,934	*	Fabrinet	1,033
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,100	*	FARO Technologies, Inc	$229
1,358		FEI Co	121
103,068	*	Finisar Corp	1,880
8,777	*	Flextronics International Ltd	106
4,608		Gemalto NV	340
1,139,827		HP, Inc	14,043
199,936		Ingram Micro, Inc (Class A)	7,180
11,659	*	Insight Enterprises, Inc	334
7,090		InterDigital, Inc	394
30,066	*,e	IPG Photonics Corp	2,889
41,052		Jabil Circuit, Inc	791
15,900		Keyence Corp	8,671
250,500		Konica Minolta Holdings, Inc	2,125
246,100		Kyocera Corp	10,836
79,342		Lexmark International, Inc (Class A)	2,652
193,513		Motorola, Inc	14,649
90,600		Murata Manufacturing Co Ltd	10,932
916,819		NEC Corp	2,305
37,072	*	Netgear, Inc	1,497
102,600		Omron Corp	3,052
500	*	OSI Systems, Inc	33
1,774		Plantronics, Inc	69
1,420	*	Plexus Corp	56
78,536	*	QLogic Corp	1,055
844,574		Qualcomm, Inc	43,191
609,300	e	Ricoh Co Ltd	6,201
2,500	*	Rofin-Sinar Technologies, Inc	80
158,691		SanDisk Corp	12,073
13,395	*	Scansource, Inc	541
3,251	e	Seagate Technology, Inc	112
55,993	*	Sonus Networks, Inc	422
67,932	*	Super Micro Computer, Inc	2,315
1,417		SYNNEX Corp	131
23,800		TDK Corp	1,321
6,018		TE Connectivity Ltd	373
32,982	*	Tech Data Corp	2,532
2,148	*	Trimble Navigation Ltd	53
13,773	*	TTM Technologies, Inc	92
36,195	*	Universal Display Corp	1,958
132,900		Yokogawa Electric Corp	1,373
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	279,766

TELECOMMUNICATION SERVICES - 1.8%
44,988	*	Boingo Wireless, Inc	347
2,901,057		BT Group plc	18,318
724,928		CenturyTel, Inc	23,169
252,930	*	Cincinnati Bell, Inc	979
2,650	e	Consolidated Communications Holdings, Inc	68
3,261	*,e	Fairpoint Communications, Inc	48
19,041	*	General Communication, Inc (Class A)	349
11,301		IDT Corp (Class B)	176
106,269	*,e	Iridium Communications, Inc	836
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

637,232		KDDI Corp	$17,002
102,171	*	Level 3 Communications, Inc	5,400
5,214	*	Lumos Networks Corp	67
328,000		Nippon Telegraph & Telephone Corp	14,169
561,900		NTT DoCoMo, Inc	12,773
115,952		Rogers Communications, Inc (Class B)	4,643
10,132		Shenandoah Telecom Co	271
4,172,000		Singapore Telecommunications Ltd	11,809
1,144,273	*,e	Sprint Corp	3,982
21,076		Swisscom AG.	11,439
136,290		Telefonica Deutschland Holding AG.	737
1,367,760		TeliaSonera AB	7,087
8,858		TELUS Corp	288
1,573,471		Verizon Communications, Inc	85,094
7,779,206		Vodafone Group plc	24,720
240,525	*	Vonage Holdings Corp	1,099
		TOTAL TELECOMMUNICATION SERVICES	244,870

TRANSPORTATION - 1.6%
306,811		Abertis Infraestructuras S.A. (Continuous)	5,038
4,146		Arkansas Best Corp	90
299,494		Auckland International Airport Ltd	1,331
106,020		Autostrade S.p.A.	2,938
97,236	*	Avis Budget Group, Inc	2,660
289,206		Canadian National Railway Co	18,073
52,000		Central Japan Railway Co	9,196
310,022		CSX Corp	7,983
272,376		Delta Air Lines, Inc	13,259
206,682	*	Deutsche Lufthansa AG.	3,336
490,203		Deutsche Post AG.	13,605
91,100		East Japan Railway Co	7,858
1,948		easyJet plc	42
25,662	*	Echo Global Logistics, Inc	697
5		Expeditors International of Washington, Inc	0	^
12,872		Fraport AG. Frankfurt Airport Services Worldwide	779
2,962	*	Hertz Global Holdings, Inc	31
307		Kansas City Southern Industries, Inc	26
18,288		Kuehne & Nagel International AG.	2,599
513,000		Mitsui OSK Lines Ltd	1,044
1,862,486		MTR Corp	9,231
182,000		Nippon Yusen Kabushiki Kaisha	351
27,323		Norfolk Southern Corp	2,275
163,100		Singapore Airlines Ltd	1,382
746,778		Southwest Airlines Co	33,456
15,919		Sydney Airport	82
197,000		Tokyu Corp	1,650
451,697		Union Pacific Corp	35,932
426,873		United Parcel Service, Inc (Class B)	45,022
		TOTAL TRANSPORTATION	219,966

UTILITIES - 2.2%
35,914		AGL Energy Ltd	506
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,558		American Water Works Co, Inc	$2,934
569,057		APA Group	3,838
30,410		Atco Ltd	920
46,554		Canadian Utilities Ltd	1,303
223,054		Centerpoint Energy, Inc	4,666
14,859		Chesapeake Utilities Corp	936
1,306,500		CLP Holdings Ltd	11,826
376,114		Consolidated Edison, Inc	28,818
445,613		Duke Energy Corp	35,952
1,883		Edison International	135
1,284,611		Enel Green Power S.p.A	2,758
1,149,030		Energias de Portugal S.A.	4,080
331,373		Eversource Energy	19,332
106,759	e	Fortis, Inc	3,346
5,369,579		Hong Kong & China Gas Ltd	10,038
2,279,734		Iberdrola S.A.	15,176
478,452	*	Meridian Energy Ltd	865
82,681		MGE Energy, Inc	4,320
78,297		Mighty River Power Ltd	158
1,334,856		National Grid plc	18,887
340,764		NextEra Energy, Inc	40,326
1,420	e	Ormat Technologies, Inc	59
167,000		Osaka Gas Co Ltd	641
154,285		Piedmont Natural Gas Co, Inc	9,231
35,342		Public Service Enterprise Group, Inc	1,666
586,762		Scottish & Southern Energy plc	12,557
252,764		Sempra Energy	26,300
1,577,190		Snam Rete Gas S.p.A.	9,870
60,731		South Jersey Industries, Inc	1,728
224,990		Suez Environnement S.A.	4,119
32,615		Terna Rete Elettrica Nazionale S.p.A.	186
699,790		Tokyo Gas Co Ltd	3,262
269,988		United Utilities Group plc	3,574
11,400		Unitil Corp	484
57,002		WEC Energy Group, Inc	3,424
27,296		WGL Holdings, Inc	1,975
110,547		Xcel Energy, Inc	4,623
		TOTAL UTILITIES	294,819
		TOTAL COMMON STOCKS	8,117,113
		(Cost $6,445,697)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	723
740,991	*	Federal National Mortgage Association	2,253
14,500	e	M&T Bank Corp	15,442
		TOTAL BANKS	18,418
		TOTAL PREFERRED STOCKS	18,418
		(Cost $38,865)
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 6.0%

GOVERNMENT AGENCY DEBT - 1.2%
$42,200,000	Federal Home Loan Bank (FHLB)	0.280%	04/20/16	$42,195
25,000,000	FHLB	0.385	05/18/16	24,992
6,561,000	FHLB	0.400	06/20/16	6,556
15,950,000	Federal Home Loan Mortgage Corp (FHLMC)	0.280	04/06/16	15,950
34,000,000	FHLMC	0.391	05/04/16	33,992
29,200,000	Federal National Mortgage Association (FNMA)	0.230	04/19/16	29,197
	TOTAL GOVERNMENT AGENCY DEBT			152,882

TREASURY DEBT - 2.0%
23,900,000	United States Treasury Bill	0.236	04/07/16	23,899
71,600,000	United States Treasury Bill	0.240-0.272	04/14/16	71,597
60,900,000	United States Treasury Bill	0.233	04/21/16	60,896
6,000,000	United States Treasury Bill	0.212	04/28/16	5,999
50,000,000	United States Treasury Bill	0.293	05/19/16	49,989
8,100,000	United States Treasury Bill	0.225	05/26/16	8,098
47,000,000	United States Treasury Bill	0.373	09/29/16	46,909
	TOTAL TREASURY DEBT			267,387

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

TREASURY DEBT - 2.8%
8,600,000	Federal Home Loan Bank (FHLB)	0.320	04/15/16	8,599
45,000,000	United States Treasury Bill	0.236	04/14/16	44,996
70,000,000	United States Treasury Bill	0.190-0.240	04/21/16	69,992
20,000,000	United States Treasury Bill	0.281	05/19/16	19,993
60,000,000	United States Treasury Bill	0.306-0.318	05/26/16	59,971
26,000,000	United States Treasury Bill	0.301	06/30/16	25,981
25,000,000	United States Treasury Bill	0.155	07/21/16	24,988
96,000,000	United States Treasury Bill	0.315-0.330	08/18/16	95,882
27,000,000	United States Treasury Bill	0.442	09/01/16	26,949
	TOTAL TREASURY DEBT			377,351

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			377,351

	TOTAL SHORT-TERM INVESTMENTS			797,620
	(Cost $797,594)
	TOTAL INVESTMENTS - 105.0%			14,035,235
	(Cost $12,284,772)
	OTHER ASSETS & LIABILITIES, NET - (5.0)%			(663,004)
	NET ASSETS - 100.0%			$13,372,231
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $397,422,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/16, the aggregate value of these securities was $728,963,000, or 5.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
390

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 3.1%
$30,000,000		Banco Del Estado De Chile	0.570%	04/07/16	$30,000
50,000,000		Banco Del Estado De Chile	0.570	04/13/16	50,000
25,000,000		Banco Del Estado De Chile	0.570	05/17/16	25,000
25,000,000		Banco Del Estado De Chile	0.590	06/10/16	25,000
30,000,000		Banco Del Estado De Chile	0.590	06/14/16	30,000
25,000,000		Banco Del Estado De Chile	0.570	06/21/16	25,000
20,000,000		Korea Development Bank	0.600	05/25/16	19,998
50,000,000		Toronto-Dominion Bank	0.470	05/19/16	50,000
50,000,000		US Bank NA	0.510	05/26/16	50,000
50,000,000		Wells Fargo Bank NA	0.580	04/18/16	50,000
		TOTAL CERTIFICATE OF DEPOSIT			354,998

COMMERCIAL PAPER - 36.4%
50,000,000		American Honda Finance Corp	0.490-0.500	04/11/16	49,993
9,500,000		American Honda Finance Corp	0.450	04/12/16	9,499
31,200,000		American Honda Finance Corp	0.490	04/13/16	31,195
2,500,000		American Honda Finance Corp	0.460	04/21/16	2,499
28,000,000	y	Apple, Inc	0.415	04/04/16	27,999
40,000,000	y	Apple, Inc	0.440-0.470	04/22/16	39,989
28,750,000	y	Apple, Inc	0.450	04/26/16	28,741
15,000,000	y	Apple, Inc	0.440	05/06/16	14,994
20,000,000	y	Australia & New Zealand Banking Group Ltd	0.555	04/21/16	19,994
10,460,000	y	Australia & New Zealand Banking Group Ltd	0.550	05/03/16	10,455
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.610-0.615	06/02/16	24,974
19,670,000	y	Bedford Row Funding Corp	0.400	04/04/16	19,669
23,000,000	y	Bedford Row Funding Corp	0.670	04/19/16	22,992
31,000,000	y	Bedford Row Funding Corp	0.630	06/06/16	30,964
6,400,000	y	Bedford Row Funding Corp	0.590	06/21/16	6,392
10,000,000	y	Bedford Row Funding Corp	0.860	09/20/16	9,959
25,000,000	y	CAFCO LLC	0.580	05/12/16	24,983
11,600,000	y	CAFCO LLC	0.460	06/02/16	11,591
7,000,000	y	CAFCO LLC	0.590	06/16/16	6,991
44,500,000	y	Ciesco LLC	0.580	06/13/16	44,448
25,000,000	y	Coca-Cola Co	0.440	05/09/16	24,988
15,000,000	y	Coca-Cola Co	0.420	05/10/16	14,993
20,000,000	y	Coca-Cola Co	0.430	05/23/16	19,988
20,000,000	y	Coca-Cola Co	0.430	05/24/16	19,987
30,000,000	y	Coca-Cola Co	0.500	07/13/16	29,957
6,000,000	y	Commonwealth Bank of Australia	0.530	06/23/16	5,993
38,000,000	y	DBS Bank Ltd	0.495	05/16/16	37,977
50,000,000	y	DBS Bank Ltd	0.500	05/17/16	49,968
40,000,000	y	DBS Bank Ltd	0.480	05/27/16	39,970
17,750,000		European Investment Bank	0.370	04/05/16	17,749
20,000,000		European Investment Bank	0.515	05/12/16	19,988
18,810,000		European Investment Bank	0.540	05/26/16	18,794
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$30,000,000		Exxon Mobil Corp	0.445%	04/01/16	$30,000
25,000,000		Exxon Mobil Corp	0.490	05/09/16	24,987
20,000,000	y	Fairway Finance Co LLC	0.570	05/10/16	19,988
20,000,000	y	Fairway Finance Co LLC	0.580	06/16/16	19,976
25,000,000	y	Fairway Finance LLC	0.700	04/11/16	24,995
10,000,000	y	Fairway Finance LLC	0.580	05/03/16	9,995
24,670,000	y	Fairway Finance LLC	0.570	06/13/16	24,641
16,850,000	y	Hydro-Quebec	0.400	04/08/16	16,848
18,000,000	y	Hydro-Quebec	0.390	04/12/16	17,998
20,000,000	y	Hydro-Quebec	0.400	04/19/16	19,996
46,900,000	y	Hydro-Quebec	0.470	05/09/16	46,877
23,000,000	y	Hydro-Quebec	0.460	05/25/16	22,984
50,000,000	y	Hydro-Quebec	0.500	06/03/16	49,956
20,000,000	y	Hydro-Quebec	0.500	06/16/16	19,979
20,000,000	y	Hydro-Quebec	0.500	06/20/16	19,978
45,000,000	y	Johnson & Johnson	0.420	04/19/16	44,991
26,000,000	y	Jupiter Securitization Co LLC	0.520	05/03/16	25,988
24,000,000	y	Jupiter Securitization Co LLC	0.510	05/04/16	23,989
30,000,000		Korea Development Bank	0.570	04/04/16	29,998
25,000,000		Korea Development Bank	0.500	04/05/16	24,999
25,000,000		Korea Development Bank	0.460	04/19/16	24,994
16,275,000		Korea Development Bank	0.510	04/20/16	16,271
28,000,000		Korea Development Bank	0.500-0.540	04/25/16	27,990
30,000,000		Korea Development Bank	0.610	05/11/16	29,980
25,000,000		Korea Development Bank	0.590	06/24/16	24,966
21,120,000	y	Liberty Street Funding LLC	0.580	06/14/16	21,095
4,460,000	y	Microsoft Corp	0.370	05/04/16	4,458
20,000,000	y	Microsoft Corp	0.380	05/11/16	19,992
6,100,000	y	Microsoft Corp	0.400	05/18/16	6,097
50,000,000	y	Microsoft Corp	0.420-0.425	05/25/16	49,968
8,525,000	y	Microsoft Corp	0.450	06/01/16	8,519
80,000,000	y	Microsoft Corp	0.400	06/08/16	79,939
25,000,000	y	National Australia Bank Ltd	0.520	05/06/16	24,987
25,000,000	y	National Australia Bank Ltd	0.500	05/09/16	24,987
36,590,000	y	National Australia Bank Ltd	0.500-0.510	05/13/16	36,569
25,000,000	y	National Australia Bank Ltd	0.800	09/19/16	24,905
29,315,000	y	Nestle Capital Corp	0.445	04/14/16	29,310
30,000,000	y	Nestle Capital Corp	0.490	04/18/16	29,993
20,000,000	y	Nestle Capital Corp	0.400	04/19/16	19,996
27,460,000	y	Nestle Capital Corp	0.490	04/22/16	27,452
30,000,000	y	Nestle Capital Corp	0.500	04/25/16	29,990
40,000,000	y	Nestle Capital Corp	0.490	04/29/16	39,985
20,000,000	y	Nestle Capital Corp	0.475	05/06/16	19,991
20,000,000	y	Nestle Capital Corp	0.480	05/11/16	19,989
23,000,000	y	Nestle Capital Corp	0.450	05/18/16	22,987
20,000,000	y	Nestle Capital Corp	0.455	06/03/16	19,984
10,000,000	y	Nestle Capital Corp	0.580	07/12/16	9,984
20,000,000	y	Nestle Capital Corp	0.570	07/19/16	19,965
14,725,000	y	Nestle Capital Corp	0.550	07/26/16	14,699
7,085,000	y	Nordea Bank AB	0.540	04/04/16	7,085
1,500,000	y	Nordea Bank AB	0.500	04/07/16	1,500
24,285,000	y	Nordea Bank AB	0.530	05/09/16	24,271
37,000,000	y	Nordea Bank AB	0.490-0.540	05/16/16	36,976
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,475,000	y	Nordea Bank AB	0.485%	05/17/16	$5,472
20,450,000	y	Nordea Bank AB	0.555	06/02/16	20,430
20,000,000	y	Nordea Bank AB	0.618	07/29/16	19,959
25,000,000	y	Novartis Finance Corp	0.450	05/10/16	24,988
44,500,000	y	Novartis Finance Corp	0.470	05/16/16	44,474
34,000,000	y	Novartis Finance Corp	0.470	05/23/16	33,977
15,000,000	y	Novartis Finance Corp	0.470	05/25/16	14,989
39,700,000	y	Novartis Finance Corp	0.460	06/07/16	39,666
45,000,000	y	Old Line Funding LLC	0.600-0.800	05/20/16	44,958
25,000,000	y	Old Line Funding LLC	0.680	08/08/16	24,939
525,000	y	Old Line Funding LLC	0.800	08/29/16	523
25,000,000		Oversea-Chinese Banking Corp Ltd	0.430	04/28/16	24,992
19,450,000		PACCAR Financial Corp	0.505	05/05/16	19,441
11,600,000		PACCAR Financial Corp	0.475	06/16/16	11,588
50,000,000	y	Private Export Funding	0.510	06/27/16	49,938
25,000,000	y	Private Export Funding Corp	0.530	04/06/16	24,998
25,000,000	y	Private Export Funding Corp	0.530	05/04/16	24,988
25,000,000	y	Private Export Funding Corp	0.530	05/17/16	24,983
20,000,000	y	Private Export Funding Corp	0.600	06/29/16	19,970
21,000,000		Province of British Columbia Canada	0.490	04/08/16	20,998
46,000,000		Province of British Columbia Canada	0.500	04/12/16	45,993
18,500,000		Province of British Columbia Canada	0.400	04/22/16	18,496
8,600,000		Province of British Columbia Canada	0.460	04/28/16	8,597
47,600,000		Province of British Columbia Canada	0.410-0.420	04/29/16	47,584
15,000,000		Province of British Columbia Canada	0.560	05/02/16	14,993
33,330,000		Province of British Columbia Canada	0.485	05/13/16	33,311
16,880,000		Province of British Columbia Canada	0.480	05/19/16	16,869
4,000,000		Province of British Columbia Canada	0.420	05/20/16	3,998
12,175,000		Province of British Columbia Canada	0.500-0.550	06/17/16	12,161
12,000,000		Province of British Columbia Canada	0.720	07/05/16	11,977
23,000,000		Province of British Columbia Canada	0.680	07/11/16	22,956
32,300,000		Province of British Columbia Canada	0.590-0.600	07/12/16	32,246
15,000,000		Province of British Columbia Canada	0.620	07/29/16	14,969
50,000,000		Province of Ontario Canada	0.395-0.470	04/05/16	49,998
13,690,000		Province of Ontario Canada	0.480	04/07/16	13,689
13,975,000		Province of Ontario Canada	0.400	04/08/16	13,974
13,959,000		Province of Ontario Canada	0.400-0.450	04/21/16	13,956
21,075,000		Province of Ontario Canada	0.480	05/09/16	21,064
7,000,000		Province of Ontario Canada	0.470	05/12/16	6,996
18,750,000		Province of Ontario Canada	0.480	05/18/16	18,738
42,500,000		Province of Ontario Canada	0.490	05/19/16	42,472
19,346,000		Province of Ontario Canada	0.480	05/25/16	19,332
19,300,000		Province of Ontario Canada	0.510	06/01/16	19,283
25,665,000		Province of Ontario Canada	0.480	06/14/16	25,640
6,000,000		Province of Ontario Canada	0.490	07/27/16	5,991
20,000,000	y	Province of Quebec Canada	0.470	05/04/16	19,991
9,280,000	y	Province of Quebec Canada	0.450	05/27/16	9,274
10,936,000	y	Province of Quebec Canada	0.510	06/03/16	10,926
25,000,000	y	Province of Quebec Canada	0.510	06/06/16	24,977
10,000,000	y	Province of Quebec Canada	0.520	07/06/16	9,986
9,000,000	y	PSP Capital, Inc	0.540	04/04/16	9,000
9,500,000	y	PSP Capital, Inc	0.520	04/05/16	9,499
15,000,000	y	PSP Capital, Inc	0.570	04/06/16	14,999
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$40,000,000	y	PSP Capital, Inc	0.560%	04/12/16	$39,993
11,530,000	y	PSP Capital, Inc	0.590	04/14/16	11,527
21,000,000	y	PSP Capital, Inc	0.560	04/18/16	20,994
15,000,000	y	PSP Capital, Inc	0.560	04/20/16	14,996
25,000,000	y	PSP Capital, Inc	0.530	05/02/16	24,989
20,000,000	y	PSP Capital, Inc	0.545	05/18/16	19,986
5,000,000	y	PSP Capital, Inc	0.550	05/20/16	4,996
14,000,000	y	PSP Capital, Inc	0.555	05/24/16	13,989
47,700,000	y	PSP Capital, Inc	0.600	06/01/16	47,651
13,910,000	y	PSP Capital, Inc	0.580	07/28/16	13,884
24,930,000	y	Roche Holdings, Inc	0.405-0.410	04/01/16	24,930
2,700,000	y	Roche Holdings, Inc	0.420	04/05/16	2,700
25,000,000	y	Roche Holdings, Inc	0.430	04/06/16	24,999
10,610,000	y	Roche Holdings, Inc	0.420	04/07/16	10,609
40,000,000	y	Roche Holdings, Inc	0.440	04/20/16	39,991
45,000,000	y	Roche Holdings, Inc	0.480	04/27/16	44,984
50,000,000	y	Roche Holdings, Inc	0.485	05/03/16	49,978
41,300,000	y	Roche Holdings, Inc	0.360-0.415	05/10/16	41,282
25,000,000		Royal Bank of Canada	0.680	07/01/16	24,957
25,000,000	y	Svenska Handelsbanken AB	0.550	04/29/16	24,989
25,000,000	y	Svenska Handelsbanken AB	0.550	05/03/16	24,988
30,000,000	y	Svenska Handelsbanken AB	0.645	07/05/16	29,949
21,800,000	y	Svenska Handelsbanken AB	0.635-0.650	07/11/16	21,761
2,558,000	y	Thunder Bay Funding LLC	0.460	05/17/16	2,557
25,000,000		Toyota Motor Credit Corp	0.500	05/23/16	24,982
25,000,000	y	Unilever Capital Corp	0.450	04/04/16	24,999
10,600,000	y	Unilever Capital Corp	0.460	04/18/16	10,597
30,000,000	y	Unilever Capital Corp	0.460-0.500	04/25/16	29,990
2,507,000	y	Unilever Capital Corp	0.560	05/24/16	2,505
35,369,000	y	Unilever Capital Corp	0.520-0.530	06/06/16	35,335
46,500,000	y	Unilever Capital Corp	0.535	06/20/16	46,445
18,920,000	y	Unilever Capital Corp	0.550	06/27/16	18,895
10,725,000	y	United Overseas Bank Ltd	0.390	04/04/16	10,725
20,000,000	y	United Overseas Bank Ltd	0.400	04/05/16	19,999
10,000,000	y	United Overseas Bank Ltd	0.400	04/06/16	9,999
28,500,000	y	United Overseas Bank Ltd	0.610	04/18/16	28,492
4,000,000	y	United Overseas Bank Ltd	0.430	04/25/16	3,999
40,000,000	y	Wal-Mart Stores, Inc	0.430	04/12/16	39,995
35,000,000	y	Wal-Mart Stores, Inc	0.480	04/28/16	34,987
25,000,000	y	Wal-Mart Stores, Inc	0.460	04/29/16	24,991
6,300,000		Washington Gas Light Co	0.410	04/12/16	6,299
20,000,000	y	Westpac Banking Corp	0.790	06/03/16	19,972
20,000,000	y	Westpac Banking Corp	0.840-0.845	09/16/16	19,921
		TOTAL COMMERCIAL PAPER			4,192,722

GOVERNMENT AGENCY DEBT - 26.8%
2,000,000		Federal Farm Credit Bank (FFCB)	0.490	04/14/16	2,000
29,400,000		FFCB	0.340-0.390	05/03/16	29,390
5,000,000		FFCB	0.580	10/27/16	4,983
50,000,000		FFCB	0.520	11/09/16	49,840
5,725,000		FFCB	0.540	11/10/16	5,706
14,869,000		FFCB	0.560-0.600	12/06/16	14,808
26,700,000		Federal Home Loan Bank (FHLB)	0.100-0.330	04/01/16	26,700
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	FHLB	0.310%	04/05/16	$24,999
94,500,000	FHLB	0.350-0.370	04/06/16	94,495
5,699,000	FHLB	0.350	04/07/16	5,699
63,648,000	FHLB	0.335-0.375	04/08/16	63,643
45,000,000	FHLB	0.360-0.370	04/11/16	44,995
900,000	FHLB	0.300	04/12/16	900
50,088,000	FHLB	0.220-0.370	04/13/16	50,082
27,257,000	FHLB	0.345-0.365	04/15/16	27,253
42,000,000	FHLB	0.370-0.400	04/18/16	41,992
33,800,000	FHLB	0.375	04/19/16	33,794
106,600,000	FHLB	0.170-0.370	04/20/16	106,581
215,780,000	FHLB	0.330-0.370	04/22/16	215,737
30,605,000	FHLB	0.285-0.350	04/25/16	30,598
74,685,000	FHLB	0.320-0.375	04/26/16	74,667
131,100,000	FHLB	0.335-0.430	04/27/16	131,064
2,100,000	FHLB	0.380	04/29/16	2,099
20,211,000	FHLB	0.390-0.405	05/04/16	20,204
50,050,000	FHLB	0.300-0.395	05/06/16	50,032
9,135,000	FHLB	0.320	05/10/16	9,132
110,845,000	FHLB	0.310-0.390	05/11/16	110,798
20,000,000	FHLB	0.335	05/12/16	19,992
70,000,000	FHLB	0.370-0.373	05/13/16	69,970
20,000,000	FHLB	0.405	05/16/16	19,990
76,727,000	FHLB	0.305-0.380	05/18/16	76,692
68,133,000	FHLB	0.305-0.380	05/20/16	68,100
20,000,000	FHLB	0.270	05/23/16	19,992
40,000,000	FHLB	0.350	05/24/16	39,979
45,000,000	FHLB	0.385-0.395	05/25/16	44,974
56,055,000	FHLB	0.305-0.450	05/27/16	56,025
19,000,000	FHLB	0.395-0.330	05/31/16	18,989
94,000,000	FHLB	0.395-0.490	06/01/16	93,932
3,470,000	FHLB	0.390	06/03/16	3,468
20,000,000	FHLB	0.380	06/06/16	19,986
29,809,000	FHLB	0.345-0.380	06/07/16	29,789
22,215,000	FHLB	0.620-0.670	06/08/16	22,189
90,400,000	FHLB	0.350-0.390	06/10/16	90,333
4,300,000	FHLB	0.620	06/13/16	4,295
20,000,000	FHLB	0.390	06/15/16	19,984
20,000,000	FHLB	0.365	06/16/16	19,985
65,825,000	FHLB	0.370	06/17/16	65,773
78,503,000	FHLB	0.365-0.390	06/22/16	78,437
50,000,000	FHLB	0.365	06/24/16	49,957
7,895,000	FHLB	0.570	07/08/16	7,883
20,000,000	FHLB	0.410	07/20/16	19,975
14,000,000	FHLB	0.390	07/25/16	13,983
12,950,000	FHLB	0.390	07/26/16	12,934
43,073,000	Federal Home Loan Mortgage Corp (FHLMC)	0.300-0.500	04/01/16	43,073
31,186,000	FHLMC	0.270-0.350	04/04/16	31,185
67,725,000	FHLMC	0.440-0.450	04/08/16	67,719
30,000,000	FHLMC	0.450	04/12/16	29,996
20,000,000	FHLMC	0.350	04/13/16	19,998
15,200,000	FHLMC	0.380	04/14/16	15,198
12,315,000	FHLMC	0.350	04/22/16	12,312
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,000,000	FHLMC	0.420%	05/02/16	$14,995
50,000,000	FHLMC	0.390	05/04/16	49,982
5,500,000	FHLMC	0.340	05/10/16	5,498
40,000,000	FHLMC	0.380	06/28/16	39,963
20,000,000	FHLMC	0.465	08/12/16	19,966
7,890,000	FHLMC	0.500	08/26/16	7,874
10,480,000	FHLMC	0.490	09/23/16	10,455
12,400,000	FHLMC	0.590	10/19/16	12,359
7,810,000	FHLMC	0.515	11/04/16	7,786
10,000,000	FHLMC	0.520	11/07/16	9,968
20,000,000	FHLMC	0.500-0.530	11/16/16	19,934
4,600,000	FHLMC	0.540	12/01/16	4,583
17,000,000	FHLMC	0.875	02/22/17	17,042
1,580,000	Federal National Mortgage Association (FNMA)	0.250	04/06/16	1,580
24,900,000	FNMA	0.300-0.370	04/13/16	24,897
77,800,000	FNMA	0.340	04/14/16	77,790
5,635,000	FNMA	0.375	04/15/16	5,634
14,500,000	FNMA	0.350-0.370	04/20/16	14,497
2,695,000	FNMA	0.320	04/27/16	2,694
80,000,000	FNMA	0.360-0.520	05/02/16	79,971
18,010,000	FNMA	0.370	05/04/16	18,004
25,875,000	FNMA	0.290	05/13/16	25,866
23,455,000	FNMA	0.335	05/18/16	23,445
23,000,000	FNMA	0.250-0.370	05/23/16	22,988
28,935,000	FNMA	0.640-0.650	06/08/16	28,900
6,546,000	FNMA	0.545-0.550	07/06/16	6,536
10,000,000	FNMA	0.510	10/18/16	9,972
5,000,000	FNMA	0.480	10/20/16	4,987
6,340,000	FNMA	0.530	10/28/16	6,320
10,730,000	FNMA	0.570	11/01/16	10,694
10,000,000	FNMA	0.535	11/04/16	9,968
12,472,000	FNMA	1.250	01/30/17	12,530
	TOTAL GOVERNMENT AGENCY DEBT			3,086,956

TREASURY DEBT - 17.2%
90,000,000	United States Treasury Bill	0.605-0.241	04/07/16	89,997
35,000,000	United States Treasury Bill	0.073-0.280	04/14/16	34,998
85,000,000	United States Treasury Bill	0.111-0.121	04/21/16	84,995
100,000,000	United States Treasury Bill	0.155-0.311	04/28/16	99,982
85,945,000	United States Treasury Bill	0.257-0.426	05/05/16	85,920
61,540,000	United States Treasury Bill	0.255-0.338	05/12/16	61,519
50,000,000	United States Treasury Bill	0.302-0.450	05/19/16	49,977
67,230,000	United States Treasury Bill	0.281-0.321	05/26/16	67,199
66,400,000	United States Treasury Bill	0.300-0.476	06/02/16	66,355
45,000,000	United States Treasury Bill	0.296-0.404	06/09/16	44,969
45,000,000	United States Treasury Bill	0.296-0.323	06/23/16	44,968
20,000,000	United States Treasury Bill	0.447	07/07/16	19,976
13,720,000	United States Treasury Bill	0.310	07/14/16	13,708
32,265,000	United States Treasury Bill	0.382-0.395	07/28/16	32,224
50,000,000	United States Treasury Bill	0.425-0.430	08/04/16	49,926
30,000,000	United States Treasury Bill	0.409-0.414	08/11/16	29,955
56,620,000	United States Treasury Bill	0.204-0.445	08/18/16	56,538
25,000,000	United States Treasury Bill	0.380-0.396	08/25/16	24,961
50,000,000	United States Treasury Bill	0.385-0.475	09/01/16	49,905
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000		United States Treasury Bill	0.459%	09/08/16	$19,959
64,730,000		United States Treasury Bill	0.394-0.452	09/22/16	64,595
150,000,000		United States Treasury Note	0.250	04/15/16	150,003
20,000,000		United States Treasury Note	0.375	04/30/16	20,001
20,000,000		United States Treasury Note	0.250	05/15/16	19,997
79,015,000		United States Treasury Note	0.375	05/31/16	79,030
100,000,000		United States Treasury Note	0.500	06/15/16	100,024
62,215,000		United States Treasury Note	0.500	06/30/16	62,238
99,560,000		United States Treasury Note	0.625	07/15/16	99,640
10,000,000		United States Treasury Note	0.500	07/31/16	10,003
89,470,000		United States Treasury Note	0.625	08/15/16	89,534
95,280,000		United States Treasury Note	0.500	08/31/16	95,283
70,000,000		United States Treasury Note	0.875	09/15/16	70,114
40,390,000		United States Treasury Note	0.500	09/30/16	40,388
24,875,000		United States Treasury Note	0.375	10/31/16	24,858
27,670,000		United States Treasury Note	0.625	11/15/16	27,685
		TOTAL TREASURY DEBT			1,981,424

VARIABLE RATE SECURITIES - 16.4%
20,000,000	i,y	Bedford Row Funding Corp	0.376	04/01/16	20,000
50,000,000	i	Federal Farm Credit Bank (FFCB)	0.402	04/21/16	50,000
36,000,000	i	FFCB	0.530	06/09/16	36,006
45,000,000	i	FFCB	0.420	06/23/16	44,998
150,000,000	i	FFCB	0.412	08/10/16	149,991
50,000,000	i	FFCB	0.412	08/24/16	49,994
10,000,000	i	FFCB	0.458	10/11/16	10,001
14,500,000	i	FFCB	0.550	12/16/16	14,501
32,300,000	i	FFCB	0.480	12/30/16	32,283
22,000,000	i	FFCB	0.410	01/13/17	22,000
120,000,000	i	FFCB	0.412	01/24/17	119,995
10,275,000	i	FFCB	0.444	01/30/17	10,266
6,000,000	i	FFCB	0.478	02/13/17	5,998
64,000,000	i	FFCB	0.437	02/23/17	63,983
76,000,000	i	FFCB	0.441	03/02/17	76,000
50,000,000	i	FFCB	0.500	03/09/17	49,981
15,200,000	i	FFCB	0.500	04/10/17	15,201
105,000,000	i	FFCB	0.431	06/15/17	104,991
50,000,000	i	FFCB	0.500	06/27/17	49,950
72,000,000	i	FFCB	0.421	07/17/17	71,994
50,000,000	i	FFCB	0.470	08/04/17	49,986
37,000,000	i	FFCB	0.491	02/02/18	36,925
3,750,000	i	FFCB	0.590	02/06/18	3,748
25,000,000	i	FFCB	0.582	02/23/18	24,993
16,500,000	i	Federal Home Loan Bank (FHLB)	0.481	01/30/17	16,496
60,000,000	i	FHLB	0.483	02/17/17	59,980
50,000,000	i	FHLB	0.518	02/22/17	50,000
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.427	07/21/16	49,998
9,500,000	i	FHLMC	0.443	01/12/17	9,500
60,000,000	i	FHLMC	0.443	01/13/17	59,996
25,163,000	i	FHLMC	0.500	01/27/17	25,131
11,300,000	i	FHLMC	0.437	04/20/17	11,295
30,000,000	i	FHLMC	0.473	04/27/17	29,994
50,000,000	i	FHLMC	0.562	07/21/17	49,993
21,497,000	i	Federal National Mortgage Association (FNMA)	0.456	08/15/16	21,499
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$45,050,000	i	FNMA	0.448%	01/26/17	$45,055
78,000,000	i	FNMA	0.452	07/20/17	77,927
94,500,000	i	FNMA	0.451	08/16/17	94,487
64,000,000	i	FNMA	0.451	10/05/17	63,961
50,000,000	i	Wells Fargo Bank NA	0.590	04/11/16	50,000
42,000,000	i	Wells Fargo Bank NA	0.783	06/02/16	42,013
		TOTAL VARIABLE RATE SECURITIES			1,871,110

		TOTAL SHORT-TERM INVESTMENTS			11,487,210
		(Cost $11,487,210)

		TOTAL INVESTMENTS - 99.9%			11,487,210
		(Cost $11,487,210)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			7,935
		NET ASSETS - 100.0%			$11,495,145

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2016, the aggregate value of these securities was $3,160,280,000, or 27.5% of net assets.

Cost amounts are in thousands.
398

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. Management is currently evaluating the implication of these amendments and the impact to the Account’s financial statements and related disclosures. As a result of these amendments, the CREF Board has approved the conversion of the Money Market Account to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

399

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2016, there were no material transfers between levels by the Accounts.

As of March 31, 2016, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2016, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,026,462	$4,768,998	$2,943	$15,798,403
Consumer staples	6,874,010	3,588,941	780	10,463,731
Energy	4,803,004	1,870,276	1	6,673,281
Financials	12,177,987	8,219,905	6,147	20,404,039
Health care	10,387,612	2,921,191	116	13,308,919
Industrials	8,308,872	4,264,874	1,562	12,575,308
Information technology	16,001,539	2,883,371	1,630	18,886,540
Materials	2,704,635	2,348,884	5,052	5,058,571
Telecommunication services	1,823,864	1,472,588	497	3,296,949
Utilities	2,686,386	1,049,832	5	3,736,223
Corporate bonds	-	-	434	434
Government bonds	-	305	-	305
Short-term investments	-	5,419,479	-	5,419,479
Purchased options**	6,002	-	-	6,002
Written options**	(2,093)	-	-	(2,093)
Futures**	7,557	-	-	7,557
Total	$76,805,837	$38,808,644	$19,167	$115,633,648
400

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$-	$1,458,531	$-	$1,458,531
Australasia	-	338,015	-	338,015
Europe	165,938	3,380,753	-	3,546,691
North America	10,498,408	576,731	-	11,075,139
All other equity investments*	131,900	1,352,261	14	1,484,175
Short-term investments	-	613,639	-	613,639
Futures**	3,548	-	-	3,548
Total	$10,799,794	$7,719,930	$14	$18,519,738
Growth
Equity investments:
Consumer discretionary	$4,932,683	$113,466	$-	$5,046,149
Consumer staples	1,712,726	49,448	-	1,762,174
Health care	3,219,309	58,388	-	3,277,697
Information technology	6,711,952	32,086	-	6,744,038
Telecommunication services	301,456	11,004	-	312,460
All other equity investments*	4,149,790	-	-	4,149,790
Short-term investments	411,004	101,319	-	512,323
Futures**	1,899	-	-	1,899
Total	$21,440,819	$365,711	$-	$21,806,530
Equity Index
Equity investments:
Consumer discretionary	$2,202,572	$2	$-	$2,202,574
Financials	2,851,106	-	73	2,851,179
Health care	2,204,629	-	16	2,204,645
Industrials	1,761,893	-	119	1,762,012
Telecommunication services	402,817	-	118	402,935
All other equity investments*	6,810,100	-	-	6,810,100
Short-term investments	586,675	24,175	-	610,850
Futures**	649	-	-	649
Total	$16,820,441	$24,177	$326	$16,844,944
Bond Market
Bank loan obligations	$-	$93,291	$-	$93,291
Corporate bonds	-	4,845,746	-	4,845,746
Government bonds	-	6,762,643	-	6,762,643
Structured assets	-	1,753,514	19,889	1,773,403
Preferred Stocks	6,101	-	-	6,101
Short-term investments	-	1,217,356	-	1,217,356
Total	$6,101	$14,672,550	$19,889	$14,698,540
401

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Equity investments:
Consumer discretionary	$749,783	$321,541	$-	$1,071,324
Consumer staples	478,820	244,216	-	723,036
Energy	362,479	130,322	-	492,801
Financials	1,127,856	643,813	-	1,771,669
Health care	803,888	254,776	-	1,058,664
Industrials	513,160	309,524	-	822,684
Information technology	1,114,502	116,493	-	1,230,995
Materials	223,733	200,936	-	424,669
Telecommunication services	121,885	122,985	-	244,870
Utilities	186,909	107,910	-	294,819
Bank loan obligations	-	48,235	-	48,235
Corporate bonds	-	1,477,459	-	1,477,459
Government bonds	-	3,126,090	-	3,126,090
Structured assets	-	419,815	30,485	450,300
Short-term investments	-	797,620	-	797,620
Total	$5,683,015	$8,321,735	$30,485	$14,035,235

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. At March 31, 2016, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	S&P 500 Index E-Mini	1,870	$191,815	June 2016	$6,013
	S&P Mid-Cap 400 E-Mini	166	23,924	June 2016	933
	Russell 2000 Mini Index	156	17,310	June 2016	611
Total		2,192	$233,049		$7,557
Global Equities	S&P 500 Index E-Mini	987	101,242	June 2016	3,548
Growth	S&P 500 Index E-Mini	950	97,446	June 2016	1,899
Equity Index	S&P 500 Index E-Mini	181	18,566	June 2016	494
	S&P Mid-Cap 400 E-Mini	14	2,018	June 2016	85
	Russell 2000 Mini Index	17	1,886	June 2016	70
Total		212	$22,470		$649

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index.

402

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Purchased options outstanding as of March 31, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Apple, Inc, Call, 7/15/16 at $115	530	$154
Express Scripts Holding Co, Call, 11/18/16 at $80	30	5
Goldman Sachs Group, Inc, Put, 4/15/16 at $150	10	1
Morgan Stanley, Put, 4/15/16 at $25	20	1
S&P 500 Index, Call, 4/15/16 at $2120	100	7
S&P 500 Index, Call, 5/20/16 at $2150	100	30
S&P 500 Index, Put, 6/17/16 at $1850	25	33
S&P 500 Index, Put, 9/16/16 at $1700	3,000	5,580
S&P 500 Index, Put, 12/16/16 at $1800	10	50
S&P 500 Index, Put, 12/16/16 at $1900	20	141
Total	3,845	$6,002

Written options outstanding as of March 31, 2016 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
Apple, Inc, Call, 7/15/16 at $120	1,060	$(168)
ConocoPhillips, Call, 4/15/16 at $50	20	-
Express Scripts Holding Co, Put, 8/19/16 at $60	30	(5)
Express Scripts Holding Co, Call, 11/18/16 at $90	30	(1)
Goldman Sachs Group, Inc, Put, 4/15/16 at $145	20	(1)
LyondellBasell Industries NV, Put, 4/15/16 at $70	20	-
Morgan Stanley, Put, 4/15/16 at $24	40	(1)
Pinnacle Foods, Inc, Put, 4/15/16 at $37.50	20	-
QUALCOMM, Inc, Call, 4/8/16 at $55	30	-
S&P 500 Index, Put, 4/1/16 at $1925	50	(1)
S&P 500 Index, Put, 4/8/16 at $1975	50	(5)
S&P 500 Index, Put, 4/8/16 at $1900	50	(2)
S&P 500 Index, Put, 4/15/16 at $1800	100	(3)
S&P 500 Index, Put, 4/15/16 at $1900	50	(4)
S&P 500 Index, Put, 5/20/16 at $1850	100	(54)
S&P 500 Index, Put, 6/17/16 at $1725	50	(28)
S&P 500 Index, Call, 6/17/16 at $2175	40	(17)
S&P 500 Index, Call, 6/17/16 at $2200	50	(11)
S&P 500 Index, Call, 9/16/16 at $2275	130	(51)
S&P 500 Index, Call, 12/16/16 at $2300	450	(427)
S&P 500 Index, Call, 12/16/16 at $2275	250	(315)
S&P 500 Index, Call, 12/16/16 at $2250	350	(672)
S&P 500 Index, Call, 12/16/16 at $2325	210	(123)
S&P 500 Index, Call, 12/16/16 at $2350	50	(19)
S&P 500 Index, Put, 12/16/16 at $1700	40	(139)
S&P 500 Index, Put, 12/16/16 at $1575	20	(46)
Skyworks Solutions, Inc, Put, 4/8/16 at $66.50	10	-
Total	3,320	$(2,093)
403

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

	Value at		Purchase	Sales	Realized	Dividend	Shares at	Value at
Issue	December 31, 2015		cost	proceeds	gain (loss)	income	March 31, 2016	March 31, 2016
Stock Account
Container Store Group, Inc	$-	*	$17,744	$-	$-	$-	4,041,054	$23,721
Olin Corp	165,438		7,236	16,080	(5,123)	1,814	8,965,548	155,732
	$165,438		$24,980	$16,080	$(5,123)	$1,814		$179,453
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$533,631		$-	$122,627	$-	$-	411,003,549	$411,004
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$572,035		$64,556	$49,916	$-	$-	586,674,812	$586,675

* Not an affiliate investment as of December 31, 2015

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of March 31, 2016, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $211,979,000 of equity securities pledged as collateral and $185,443,000 of fixed income securities pledged as collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

404

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$11,723,674	$(7,376,038)	$4,347,636
Global Equities	1,864,083	(1,044,716)	819,367
Growth	4,291,890	(597,917)	3,693,973
Equity Index	7,795,796	(750,602)	7,045,194
Bond Market	337,525	(135,322)	202,203
Inflation-Linked Bond	440,597	(26,142)	414,455
Social Choice	2,225,068	(474,605)	1,750,463
405

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: May 16, 2016	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, and Treasurer
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer